UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Focused Growth Fund*

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the fiscal year ended November 30, 2017

*Formerly Diversified Equity Strategy Fund

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

14	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

23	Multi-Asset Balanced Opportunity Fund

26	Multi-Asset Focused Growth Fund

28	Multi-Asset Growth Fund

31	Multi-Asset Income Fund

34	Statements of Assets and Liabilities

38	Statements of Operations

40	Statements of Changes in Net Assets

44	Financial Highlights

60	Notes to Financial Statements

90	Report of Independent Registered Public Accounting Firm

91	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund,

Lord Abbett Multi-Asset Focused Growth Fund,

Lord Abbett Multi-Asset Growth Fund,

and Lord Abbett Multi-Asset Income Fund

Annual Report

For the fiscal year ended November 30, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2017. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Lord Abbett Multi-Asset Balanced Opportunity Fund

For the fiscal year ended November 30, 2017, the Fund returned 11.73%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Index1, which returned 22.61% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and underperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch High Yield Constrained Index5) outperformed higher quality fixed income (as represented by the

Bloomberg Barclays U.S. Aggregate Bond Index3).

Detracting from relative performance was the Fund’s allocation to fixed income, as this asset class underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to domestic growth equities contributed to relative performance, as this segment of the market outperformed broader domestic equity markets. In addition, the Fund’s allocation to international stocks contributed to relative performance, as international equities outperformed broader U.S. equity markets.

Lord Abbett Multi-Asset Focused Growth Fund

Effective May 1, 2017, the Lord Abbett Diversified Equity Strategy Fund implemented a new investment strategy and changed its name to Lord Abbett Multi-Asset Focused Growth Fund. After the strategy change, for the period of May 1, 2017 through the fiscal year end of November 30, 2017, the Fund returned 8.28%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Index1, which returned 12.32% over the same period. Prior to the strategy change, for the period of December 1, 2016 through May 1, 2017, the Lord Abbett Diversified Equity Strategy Fund returned 7.67% reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark at the time, the 85% Russell 3000® Index6/15% MSCI EAFE Index4, which returned 9.67% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and underperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch High Yield Constrained Index5) outperformed higher quality fixed income (as represented by the Barclays U.S. Aggregate Bond Index3).

Prior to the strategy change, for the period of December 1, 2016 through May 1, 2017, the Fund’s allocation to domestic value equities detracted the most from relative performance, as value stocks underperformed during the period. The main contributor during the same period was allocation to international stocks, as the asset class outperformed during the period.

After the strategy change, for the period of May 1, 2017 through the fiscal year end of November 30, 2017, the Fund’s allocation to fixed income detracted from relative performance, as this asset class underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to domestic growth equities contributed to relative performance, as this segment of the market outperformed broader domestic equity markets. In addition, the Fund’s allocation to international stocks contributed to relative performance, as international equities posted strong returns for the period.

Lord Abbett Multi-Asset Growth Fund

For the fiscal year ended November 30, 2017, the Fund returned 12.89%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Index1, which returned 22.61% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and underperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch High Yield Constrained Index5) outperformed higher quality fixed income (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3).

Detracting from relative performance was the Fund’s allocation to fixed income, as this asset class underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid-cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to domestic growth equities contributed to relative performance, as this segment of the market outperformed broader domestic equity markets. In addition, the Fund’s allocation to international stocks contributed to relative performance, as international equities outperformed broader U.S. equity markets.

Lord Abbett Multi-Asset Income Fund

For the fiscal year ended November 30, 2017, the Fund returned 10.15%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index3, which returned 3.21% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and underperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch High Yield

Constrained Index5) outperformed higher quality fixed income (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3).

The Fund’s allocation to high yield bonds contributed to relative performance, as the asset class outperformed the higher quality segment of the fixed income market. In addition, the Fund’s allocation to U.S. and international stocks contributed to relative performance, as equities outperformed fixed income markets.

Detracting from relative performance was the Fund’s allocation to short duration bonds and inflation-focused securities, as both of these market segments underperformed broader fixed income markets during the period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change.

1 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3 The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

4 The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

5 The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

6 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2017. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Multi-Asset Balanced Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, 40% Russell 1000® Index/30% Bloomberg Barclays U.S. Aggregate Bond Index/20% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/10% MSCI EAFE® Index with Gross Dividends, 40% Russell 1000® Index/35% Bloomberg Barclays U.S. Aggregate Bond Index/15% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/10% MSCI EAFE® Index with Gross Dividends, and the Morningstar Allocation 50-70% Equity Category Average, assuming reinvestment of all dividends and distributions. The Fund has adopted the Russell 1000® Index, a more broad-based index, as its primary benchmark index. The 40% Russell 1000® Index/35% Bloomberg Barclays U.S. Aggregate Bond Index/15% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/10% MSCI EAFE® Index with Gross Dividends was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017
	1 Year	5 Year	10 Year	Life of Class
Class A4	9.20%	7.71%	5.14%	–
Class B5	5.87%	7.09%	4.79%	–
Class C6	9.96%	7.40%	4.63%	–
Class F7	11.91%	8.37%	5.57%	–
Class F3[8]	–	–	–	6.72%	*
Class I7	12.10%	8.49%	5.67%	–
Class P7	11.56%	8.00%	5.21%	–
Class R2[7]	11.37%	7.81%	5.18%	–
Class R3[7]	11.49%	7.94%	5.15%	–
Class R4[9]	11.77%	–	–	5.76%
Class R5[9]	11.99%	–	–	6.01%
Class R6[9]	12.13%	–	–	6.02%
Class T10	–	–	–	1.11%	*

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

5   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7   Performance is at net asset value.

8   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

10  Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*   Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

Multi-Asset Focused Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, 70% Russell 1000® Index/20% MSCI EAFE® Index with Gross Dividends/5% ICE BofA Merrill Lynch High Yield Constrained Index/5% Bloomberg Barclays U.S. Aggregate Bond Index, 85% Russell 3000® Index/15% MSCI EAFE® Index with Gross Dividends, and the Morningstar Allocation 85%+ Equity Category Average, assuming reinvestment of all dividends, and distributions. The Fund has adopted the Russell 1000® Index, a more broad-based index, as its primary benchmark index. The 85% Russell 3000® Index/15% MSCI EAFE® Index with Gross Dividends was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017
	1 Year	5 Year	10 Year	Life Of Class
Class A4	13.95%	11.78%	5.90%	–
Class B5	10.78%	11.20%	5.54%	–
Class C6	14.81%	11.48%	5.40%	–
Class F7	16.77%	12.46%	6.33%	–
Class F3[8]	–	–	–	10.39%	*
Class I7	16.93%	12.57%	6.44%	–
Class R2[7]	16.25%	11.66%	5.85%	–
Class R3[7]	16.40%	12.03%	5.93%	–
Class R4[9]	16.66%	–	–	7.21%
Class R5[9]	16.92%	–	–	7.47%
Class R6[9]	17.03%	–	–	7.50%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

5   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7   Performance is at net asset value.

8   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*   Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Multi-Asset Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, 50% Russell 1000® Index/30% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% MSCI EAFE® Index with Gross Dividends/5% Bloomberg Barclays U.S. Aggregate Bond Index, 55% Russell 1000® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE® Index with Gross Dividends/10% ICE BofA Merrill Lynch U.S. High Yield Constrained Index, and the Morningstar Allocation 70-85% Equity Category Average, assuming reinvestment of all dividends and distributions. The Fund has adopted the Russell 1000® Index, a more broad-based index, as its primary benchmark index. The 55% Russell 1000® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE® Index with Gross Dividends/10% ICE BofA Merrill Lynch U.S. High Yield Constrained Index was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017
	1 Year	5 Year	10 Year	Life of Class
Class A4	10.32%	8.96%	5.42%	–
Class B5	7.04%	8.35%	5.06%	–
Class C6	10.98%	8.66%	4.91%	–
Class F7	13.00%	9.63%	5.84%	–
Class F3[8]	–	–	–	7.77%	*
Class I7	13.16%	9.74%	5.96%	–
Class R2[7]	12.43%	9.07%	5.45%	–
Class R3[7]	12.60%	9.21%	5.44%	–
Class R4[9]	12.85%	–	–	6.54%
Class R5[9]	13.15%	–	–	6.81%
Class R6[9]	13.31%	–	–	6.86%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

5   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7   Performance is at net asset value.

8   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*   Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Multi-Asset Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays Aggregate Index, 45% Bloomberg Barclays U.S. Aggregate Bond Index/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/20% Russell 1000® Index/10% MSCI EAFE® Index with Gross Dividends, 50% Bloomberg Barclays U.S. Aggregate Bond Index/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% Russell 1000® Index/10% MSCI EAFE® Index with Gross Dividends, and the Morningstar Allocation 30-50% Equity Category Average, assuming reinvestment of all dividends and distributions. The Fund has adopted the Bloomberg Barclays Aggregate Index, a more broad-based index, as its primary benchmark index. The 50% Bloomberg Barclays U.S. Aggregate Bond Index/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% Russell 1000® Index/10% MSCI EAFE® Index with Gross Dividends was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017
	1 Year	5 Year	10 Year	Life of Class
Class A4	7.64%	5.55%	5.55%	–
Class B5	4.28%	4.89%	5.20%	–
Class C6	8.25%	5.22%	5.04%	–
Class F7	10.32%	6.19%	6.00%	–
Class F3[8]	–	–	–	5.96%	*
Class I7	10.34%	6.28%	6.09%	–
Class R2[7]	9.70%	5.64%	5.63%	–
Class R3[7]	9.88%	5.77%	5.57%	–
Class R4[9]	10.11%	–	–	5.06%
Class R5[9]	10.41%	–	–	5.33%
Class R6[9]	10.50%	–	–	5.35%
Class T10	–	–	–	0.25%	*

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

5   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7   Performance is at net asset value.

8   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

10  Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*   Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 through November 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 6/1/17 – 11/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,053.50	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$2.63
Class B
Actual	$1,000.00	$1,049.70	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.28	$6.56
Class C
Actual	$1,000.00	$1,049.80	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.48	$6.41
Class F
Actual	$1,000.00	$1,054.30	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$1.87
Class F3
Actual	$1,000.00	$1,067.20	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$1.17
Class I
Actual	$1,000.00	$1,054.80	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$1.42
Class P
Actual	$1,000.00	$1,052.70	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$3.64
Class R2
Actual	$1,000.00	$1,051.30	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.39	$4.45
Class R3
Actual	$1,000.00	$1,052.40	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.59	$3.84
Class R4
Actual	$1,000.00	$1,052.60	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$2.43
Class R5
Actual	$1,000.00	$1,054.70	$1.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$1.22
Class R6
Actual	$1,000.00	$1,054.90	$0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.27	$0.91
Class T
Actual	$1,000.00	$1,036.60	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$1.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.52% for Class A, 1.30% for Class B, 1.27% for Class C, 0.37% for Class F, 0.23% for Class F3, 0.28% for Class I, 0.72% for Class P, 0.88% for Class R2, 0.76% for Class R3, 0.48% for Class R4, 0.24% for Class R5, 0.18% for Class R6 and 0.50% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.68%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	14.23%
Lord Abbett Investment Trust-Convertible Fund-Class I	9.88%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.03%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.95%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.98%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.47%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.51%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.42%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	8.00%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6.82%
Repurchase Agreement	0.03%
Total	100.00%

*	Represents percent of total investments.

Multi-Asset Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,073.20	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.38	$3.29
Class B
Actual	$1,000.00	$1,069.50	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.53	$6.81
Class C
Actual	$1,000.00	$1,069.30	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.03	$6.96
Class F
Actual	$1,000.00	$1,074.30	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$2.53
Class F3
Actual	$1,000.00	$1,000.00	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$2.03
Class I
Actual	$1,000.00	$1,074.80	$2.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$1.98
Class R2
Actual	$1,000.00	$1,071.40	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.19	$5.15
Class R3
Actual	$1,000.00	$1,072.40	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$4.45
Class R4
Actual	$1,000.00	$1,073.90	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$3.54
Class R5
Actual	$1,000.00	$1,074.70	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.30	$2.48
Class R6
Actual	$1,000.00	$1,074.70	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$1.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.35% for Class B, 1.38% for Class C, 0.50% for Class F, 0.40% for Class F3, 0.39% for Class I, 1.02% for Class R2, 0.88% for Class R3, 0.70% for Class R4, 0.49% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, R2, R3, R4, R5, and R6).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Focused Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	20.23%
Lord Abbett Investment Trust-Convertible Fund-Class I	3.94%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	13.08%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	25.25%
Lord Abbett Investment Trust-High Yield Fund-Class I	2.00%
Lord Abbett Securities Trust-International Equity Fund-Class I	21.73%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	9.98%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.79%
Total	100.00%

*	Represents percent of total investments.

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,060.70	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$2.73
Class B
Actual	$1,000.00	$1,057.00	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.03	$6.71
Class C
Actual	$1,000.00	$1,056.70	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.32	$6.51
Class F
Actual	$1,000.00	$1,061.50	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$1.98
Class F3
Actual	$1,000.00	$1,077.70	$1.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.32
Class I
Actual	$1,000.00	$1,062.30	$1.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$1.47
Class R2
Actual	$1,000.00	$1,058.80	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.15	$4.60
Class R3
Actual	$1,000.00	$1,059.80	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$3.89
Class R4
Actual	$1,000.00	$1,061.10	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$2.58
Class R5
Actual	$1,000.00	$1,062.20	$1.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.62	$1.32
Class R6
Actual	$1,000.00	$1,062.90	$0.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.17	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.54% for Class A, 1.33% for Class B, 1.29% for Class C, 0.39% for Class F, 0.26% for Class F3, 0.29% for Class I, 0.91% for Class R2, 0.77% for Class R3, 0.51% for Class R4, 0.26% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, R2, R3, R4, R5 and R6).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2017

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	5.05%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	10.07%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	17.78%
Lord Abbett Investment Trust-Convertible Fund-Class I	6.96%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.99%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.93%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.02%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	11.96%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.52%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.72%
Total	100.00%

*	Represents percent of total investments.

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,042.80	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$2.53
Class B
Actual	$1,000.00	$1,038.20	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.38	$6.51
Class C
Actual	$1,000.00	$1,038.30	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.58	$6.36
Class F
Actual	$1,000.00	$1,043.60	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$1.77
Class F3
Actual	$1,000.00	$1,059.60	$0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.20	$0.91
Class I
Actual	$1,000.00	$1,043.70	$1.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$1.17
Class R2
Actual	$1,000.00	$1,040.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$4.35
Class R3
Actual	$1,000.00	$1,041.60	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$3.79
Class R4
Actual	$1,000.00	$1,042.90	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$2.43
Class R5
Actual	$1,000.00	$1,044.40	$1.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$1.22
Class R6
Actual	$1,000.00	$1,044.40	$0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$0.91
Class T
Actual	$1,000.00	$1,028.30	$1.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.72	$1.39

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.29% for Class B, 1.26% for Class C, 0.35% for Class F, 0.18% for Class F3, 0.23% for Class I, 0.86% for Class R2, 0.75% for Class R3, 0.48% for Class R4, 0.24% for Class R5, 0.18% for Class R6 and 0.41% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.06%
Lord Abbett Investment Trust-Convertible Fund-Class I	14.88%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	0.99%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	4.02%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.00%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.03%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.01%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	7.50%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.53%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.01%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	19.90%
Repurchase Agreement	0.07%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.80%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	12,266,738	$251,959
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	12,073,713	262,120
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	13,589,421	181,962
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	17,260,253	92,688
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)	6,482,529	183,391
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	40,402,771	312,717
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	5,369,177	63,840
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	17,606,581	136,627
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	5,725,703	83,023
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	4,830,555	147,332
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	29,571,867	125,680
Total Investments in Underlying Funds (cost $1,768,202,256)		1,841,339

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $650,000 of U.S. Treasury Note at 1.625% due 12/31/2019; value: $652,287; proceeds: $638,398 (cost $638,396)	$638	638
Total Investments in Securities 99.84% (cost $1,768,840,652)		1,841,977
Cash and Other Assets in Excess of Liabilities(l) 0.16%		2,989
Net Assets 100.00%		$1,844,966

(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2017

Open Total Return Swap Contracts at November 30, 2017:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	229,685	Long	4/10/2018	EUR 31,408,206	EUR 30,437,873	$(1,139,985)

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Japanese yen	Sell	State Street Bank and Trust	2/28/2018	4,490,800,000	$40,503,744	$40,090,033	$413,711
Swedish krona	Sell	State Street Bank and Trust	2/28/2018	110,800,000	13,377,555	13,317,740	59,815
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$473,526

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Credit Suisse International	2/5/2018	6,890,000	$9,164,947	$9,339,949	$ (175,002)
British pound	Sell	State Street Bank and Trust	2/28/2018	20,510,000	27,296,755	27,821,820	(525,065)
euro	Sell	Standard Chartered Bank	2/5/2018	16,510,000	19,321,364	19,732,578	(411,214)
euro	Sell	State Street Bank and Trust	2/28/2018	44,760,000	53,456,877	53,568,723	(111,846)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	1,585,655,000	13,987,400	14,139,051	(151,651)
Swedish krona	Sell	Goldman Sachs	2/5/2018	41,335,000	4,958,876	4,961,452	(2,576)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,377,354)

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 2000	December 2017	479	Long	$36,985,009	$37,012,330	$ 27,321
Nikkei 225	December 2017	529	Long	57,455,264	60,517,600	3,062,336
Totals				$94,440,273	$97,529,930	$3,089,657

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	December 2017	629	Long	$36,484,387	$35,224,000	$(1,260,387)

24	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,841,339	$–	$–	$1,841,339
Repurchase Agreement	–	638	–	638
Total	$1,841,339	$638	$–	$1,841,977
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$474	$–	$474
Liabilities	–	(1,377)	–	(1,377)
Futures Contracts
Assets	3,090	–	–	3,090
Liabilities	(1,260)	–	–	(1,260)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,140)	–	(1,140)
Total	$1,830	$(2,043)	$–	$(213)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

See Notes to Financial Statements.	25

Schedule of Investments

MULTI-ASSET FOCUSED GROWTH FUND November 30, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.28%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	2,234,088	$48,502
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	705,156	9,442
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(d)	2,440,693	31,363
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)	2,140,034	60,542
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	620,056	4,799
Lord Abbett Securities Trust-International Equity Fund-Class I(g)	3,592,812	52,096
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	785,025	23,943
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	2,138,942	9,090
Total Investments in Underlying Funds 100.28% (cost $225,259,564)		239,777
Liabilities in Excess of Cash and Other Assets(j) (0.28%)		(664)
Net Assets 100.00%		$239,113

(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at November 30, 2017:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	29,179	Long	4/10/2018	EUR 3,990,074	EUR 3,866,803	$(144,823)

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	State Street Bank and Trust	2/28/2018	771,200,000	$6,955,662	$6,884,616	$71,046
Swedish krona	Sell	State Street Bank and Trust	2/28/2018	19,075,000	$2,303,040	$2,292,743	10,297
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$81,343

26	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET FOCUSED GROWTH FUND November 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Credit Suisse International	2/5/2018	1,790,000	$2,381,024	$2,426,489	$ (45,465)
British pound	Sell	State Street Bank and Trust	2/28/2018	3,560,000	4,738,003	4,829,141	(91,138)
euro	Sell	Standard Chartered Bank	2/5/2018	4,230,000	4,950,295	5,055,651	(105,356)
euro	Sell	State Street Bank and Trust	2/28/2018	7,710,000	9,208,055	9,227,320	(19,265)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	413,830,000	3,650,482	3,690,061	(39,579)
Swedish krona	Sell	Goldman Sachs	2/5/2018	10,450,000	1,253,666	1,254,317	(651)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(301,454)

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 2000	December 2017	62	Long	$4,787,202	$4,790,740	$3,538

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	December 2017	81	Long	$4,698,308	$4,536,000	$(162,308)

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$239,777	$–	$–	$239,777
Total	$239,777	$–	$–	$239,777
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$81	$–	$81
Liabilities	–	(301)	–	(301)
Futures Contracts
Assets	4	–	–	4
Liabilities	(162)	–	–	(162)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(145)	–	(145)
Total	$(158)	$(365)	$–	$(523)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

See Notes to Financial Statements.	27

Schedule of Investments

MULTI-ASSET GROWTH FUND November 30, 2017

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.76%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,275,815	$51,463
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	4,998,548	102,670
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,349,351	181,264
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	5,296,112	70,915
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)	3,600,678	101,863
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	23,620,890	182,826
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	15,715,862	121,955
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,525,667	51,122
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	4,182,946	127,580
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	6,527,733	27,743
Total Investments in Underlying Funds 99.76% (cost $960,691,718)		1,019,401
Cash and Other Assets in Excess of Liabilities(k) 0.24%		2,498
Net Assets 100.00%		$1,021,899

(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

Open Total Return Swap Contracts at November 30, 2017:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	127,169	Long	4/10/2018	EUR 17,389,687	EUR 16,852,445	$(631,172)

28	See Notes to Financial Statements.

Schedule of Investments (continued)

MULTI-ASSET GROWTH FUND November 30, 2017

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	State Street Bank and Trust	2/28/2018	3,306,600,000	$29,823,123	$29,518,505	$304,618
Swedish krona	Sell	State Street Bank and Trust	2/28/2018	81,500,000	9,839,989	9,795,991	43,998
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$348,616

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Credit Suisse International	2/5/2018	5,355,000	$7,123,119	$7,259,133	$ (136,014)
British pound	Sell	State Street Bank and Trust	2/28/2018	15,160,000	20,176,441	20,564,544	(388,103)
euro	Sell	Standard Chartered Bank	2/5/2018	12,740,000	14,909,399	15,226,714	(317,315)
euro	Sell	State Street Bank and Trust	2/28/2018	33,000,000	39,411,907	39,494,367	(82,460)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	1,227,415,000	10,827,289	10,944,678	(117,389)
Swedish krona	Sell	Goldman Sachs	2/5/2018	31,440,000	3,771,793	3,773,753	(1,960)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,043,241)

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 2000	December 2017	265	Long	$20,461,442	$20,476,550	$15,108
Nikkei 225	December 2017	315	Long	34,053,242	36,036,000	1,982,758
Totals				$54,514,684	$56,512,550	$1,997,866

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	December 2017	348	Long	$20,185,321	$19,488,000	$(697,321)

See Notes to Financial Statements.	29

Schedule of Investments (concluded)

MULTI-ASSET GROWTH FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,019,401	$–	$–	$1,019,401
Total	$1,019,401	$–	$–	$1,019,401

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$349	$–	$349
Liabilities	–	(1,043)	–	(1,043)
Futures Contracts
Assets	1,998	–	–	1,998
Liabilities	(697)	–	–	(697)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(631)	–	(631)
Total	$1,301	$(1,325)	$–	$(24)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

30	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET INCOME FUND November 30, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.04%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	7,701,115	$167,191
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	18,471,465	247,333
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,514,771	16,450
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	12,449,075	66,852
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(f)	5,876,527	166,247
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	36,567,290	283,031
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	5,601,227	66,599
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	16,072,587	124,723
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	5,194,774	75,324
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	3,817,052	116,420
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	77,834,117	330,795
Total Investments in Underlying Funds (cost $1,616,074,946)		1,660,965

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $1,255,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $1,254,196; proceeds: $1,226,130 (cost $1,226,126)	$1,226	1,226
Total Investments in Securities 100.11% (cost $1,617,301,072)		1,662,191
Liabilities in Excess of Other Assets(m) (0.11%)		(1,848)
Net Assets 100.00%		$1,660,343

(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on total return swaps, forward foreign currency exchange contracts, and futures contracts as follows:

See Notes to Financial Statements.	31

Schedule of Investments (continued)

MULTI-ASSET INCOME FUND November 30, 2017

Open Total Return Swap Contracts at November 30, 2017:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	208,464	Long	4/10/2018	EUR 28,506,347	EUR 27,625,665	$(1,034,660)

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	State Street Bank and Trust	2/28/2018	4,070,000,000	$36,708,435	$36,333,490	$374,945
Swedish krona	Sell	State Street Bank and Trust	2/28/2018	100,400,000	12,121,900	12,067,699	54,201
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$429,146

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Credit Suisse International	2/5/2018	6,130,000	$8,154,010	$8,309,708	$ (155,698)
British pound	Sell	State Street Bank and Trust	2/28/2018	18,715,000	24,907,790	25,386,902	(479,112)
euro	Sell	Standard Chartered Bank	2/5/2018	14,845,000	17,372,844	17,742,588	(369,744)
euro	Sell	State Street Bank and Trust	2/28/2018	40,700,000	48,608,018	48,709,720	(101,702)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	1,439,310,000	12,696,459	12,834,114	(137,655)
Swedish krona	Sell	Goldman Sachs	2/5/2018	36,130,000	4,334,444	4,336,695	(2,251)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (1,246,162)

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini Russell 2000	December 2017	431	Long	$33,278,806	$33,303,370	$24,564

32	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET INCOME FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,660,965	$–	$–	$1,660,965
Repurchase Agreement	–	1,226	–	1,226
Total	$1,660,965	$1,226	$–	$1,662,191

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$429	$–	$429
Liabilities	–	(1,246)	–	(1,246)
Futures Contracts
Assets	25	–	–	25
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,035)	–	(1,035)
Total	$25	$(1,852)	$–	$(1,827)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

See Notes to Financial Statements.	33

Statements of Assets and Liabilities

November 30, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
ASSETS:
Investments in securities, at cost	$638,396	$–
Investments in Underlying Funds, at cost	1,768,202,256	225,259,564
Investments in securities, at value	$638,396	$–
Investments in Underlying Funds, at value	1,841,338,819	239,777,329
Cash	350,000	43,484
Deposits with brokers for derivatives collateral	6,920,523	265,601
Receivables:
Capital shares sold	10,908,372	114,155
Interest and dividends	2,426,615	38,286
Variation margin for futures contracts	267,702	–
Investments in Underlying Funds sold	40,423,044	5,058,533
Unrealized appreciation on forward foreign currency exchange contracts	473,526	81,343
Prepaid expenses and other assets	117,787	76,620
Total assets	1,903,864,784	245,455,351
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	41,352,813	5,039,415
Capital shares reacquired	3,753,592	655,945
12b-1 distribution plan	523,682	20,141
Trustees’ fees	258,353	27,160
Management fee	150,850	19,498
Fund administration	60,340	7,799
Variation margin for futures contracts	–	42,353
Unrealized depreciation on forward foreign currency exchange contracts	1,377,354	301,454
Unrealized depreciation on total return swap contracts	1,139,985	144,823
Distributions payable	9,949,027	–
Accrued expenses	332,870	83,950
Total liabilities	58,898,866	6,342,538
NET ASSETS	$1,844,965,918	$239,112,813
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,729,979,822	$198,814,629
Undistributed net investment income	25,163,143	6,052,787
Accumulated net realized gain on investments, forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	16,900,891	20,251,331
Net unrealized appreciation on investments, forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	72,922,062	13,994,066
Net Assets	$1,844,965,918	$239,112,813

34	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund

Net assets by class:
Class A Shares	$1,398,075,121	$153,689,229
Class B Shares	$3,403,051	$589,810
Class C Shares	$318,696,517	$48,739,827
Class F Shares	$63,870,793	$3,342,131
Class F3 Shares	$10,672	$11,041
Class I Shares	$17,834,678	$16,562,479
Class P Shares	$664,248	–
Class R2 Shares	$465,392	$6,130
Class R3 Shares	$33,772,007	$11,678,971
Class R4 Shares	$2,473,823	$782,071
Class R5 Shares	$102,328	$11,905
Class R6 Shares	$5,586,918	$3,699,219
Class T Shares	$10,369	–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	114,691,343	7,940,860
Class B Shares	278,977	31,174
Class C Shares	26,296,805	2,609,135
Class F Shares	5,242,284	172,538
Class F3 Shares	875.43	565
Class I Shares	1,463,241	847,050
Class P Shares	54,728	–
Class R2 Shares	37,432	309
Class R3 Shares	2,776,644	611,614
Class R4 Shares	202,925	40,490
Class R5 Shares	8,387	609
Class R6 Shares	458,357	189,116
Class T Shares	850.46	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.19	$19.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.47	$19.80
Class B Shares-Net asset value	$12.20	$18.92
Class C Shares-Net asset value	$12.12	$18.68
Class F Shares-Net asset value	$12.18	$19.37
Class F3 Shares-Net asset value	$12.19	$19.54
Class I Shares-Net asset value	$12.19	$19.55
Class P Shares-Net asset value	$12.14	–
Class R2 Shares-Net asset value	$12.43	$19.84
Class R3 Shares-Net asset value	$12.16	$19.10
Class R4 Shares-Net asset value	$12.19	$19.32
Class R5 Shares-Net asset value	$12.20	$19.55
Class R6 Shares-Net asset value	$12.19	$19.56
Class T Shares-Net asset value	$12.19	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$12.50	–

See Notes to Financial Statements.	35

Statements of Assets and Liabilities (continued)

November 30, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$–	$1,226,126
Investments in Underlying Funds, at cost	960,691,718	1,616,074,946
Investments in securities, at value	$–	$1,226,126
Investments in Underlying Funds, at value	1,019,401,438	1,660,965,016
Deposits with brokers for derivatives collateral	4,306,107	3,054,271
Receivables:
Capital shares sold	455,486	4,993,196
Interest and dividends	917,781	2,933,805
Variation margin for futures contracts	173,053	43,951
Investments in Underlying Funds sold	23,474,801	36,817,548
Unrealized appreciation on forward foreign currency exchange contracts	348,616	429,146
Prepaid expenses and other assets	75,805	101,549
Total assets	1,049,153,087	1,710,564,608
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	22,690,569	38,484,098
Capital shares reacquired	1,599,395	3,405,395
12b-1 distribution plan	277,713	613,963
To bank	555,740	332,382
Trustees’ fees	115,231	166,381
Management fee	83,568	136,858
Fund administration	33,427	54,743
Unrealized depreciation on forward foreign currency exchange contracts	1,043,241	1,246,162
Unrealized depreciation on total return swap contracts	631,172	1,034,660
Distributions payable	–	4,490,923
Accrued expenses	224,314	255,741
Total liabilities	27,254,370	50,221,306
NET ASSETS	$1,021,898,717	$1,660,343,302
COMPOSITION OF NET ASSETS:
Paid-in capital	$920,782,678	$1,770,126,981
Undistributed net investment income	21,329,702	12,551,727
Accumulated net realized gain (loss) on investments, foreign currency exchange contracts, futures contracts, swaps and foreign currency related transactions	21,101,844	(165,398,403)
Net unrealized appreciation on investments, foreign currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	58,684,493	43,062,997
Net Assets	$1,021,898,717	$1,660,343,302

36	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$744,028,917	$799,727,096
Class B Shares	$2,270,758	$745,504
Class C Shares	$182,141,852	$518,726,534
Class F Shares	$39,864,875	$259,295,775
Class F3 Shares	$23,559	$3,518,560
Class I Shares	$20,767,717	$56,926,506
Class R2 Shares	$33,015	$118,153
Class R3 Shares	$25,946,140	$19,563,594
Class R4 Shares	$2,009,159	$569,309
Class R5 Shares	$11,726	$22,731
Class R6 Shares	$4,800,999	$1,119,256
Class T Shares	–	$10,284
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	40,394,551	53,037,451
Class B Shares	123,951	48,679
Class C Shares	9,989,069	33,918,483
Class F Shares	2,165,387	17,199,075
Class F3 Shares	1,271.22	234,625
Class I Shares	1,121,514	3,796,607
Class R2 Shares	1,755	7,636
Class R3 Shares	1,413,336	1,297,411
Class R4 Shares	109,195	37,757
Class R5 Shares	632.88	1,516
Class R6 Shares	258,987	74,635
Class T Shares	–	682
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.42	$15.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$18.84	$15.43
Class B Shares-Net asset value	$18.32	$15.31
Class C Shares-Net asset value	$18.23	$15.29
Class F Shares-Net asset value	$18.41	$15.08
Class F3 Shares-Net asset value	$18.53	$15.00
Class I Shares-Net asset value	$18.52	$14.99
Class R2 Shares-Net asset value	$18.81	$15.47
Class R3 Shares-Net asset value	$18.36	$15.08
Class R4 Shares-Net asset value	$18.40	$15.08
Class R5 Shares-Net asset value	$18.53	$14.99
Class R6 Shares-Net asset value	$18.54	$15.00
Class T Shares-Net asset value	–	$15.08
(Net asset value plus sales charge of 2.50%)	–	$15.47

See Notes to Financial Statements.	37

Statements of Operations

For the Year Ended November 30, 2017

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Investment income:
Dividends received from Underlying Funds	$62,131,065	$3,264,650
Interest and other	14,195	21,936
Total investment income	62,145,260	3,286,586
Expenses:
Management fee	1,872,702	236,614
12b-1 distribution plan-Class A	3,512,899	373,659
12b-1 distribution plan-Class B	81,332	15,827
12b-1 distribution plan-Class C	3,368,818	494,889
12b-1 distribution plan-Class F	69,892	3,107
12b-1 distribution plan-Class P	3,158	–
12b-1 distribution plan-Class R2	3,540	34
12b-1 distribution plan-Class R3	174,861	58,878
12b-1 distribution plan-Class R4	2,539	794
12b-1 distribution plan-Class T	9	–
Shareholder servicing	1,684,366	277,918
Fund administration	749,080	94,646
Registration	206,889	162,445
Reports to shareholders	150,897	67,739
Professional	50,041	104,400
Custody	49,045	12,022
Trustees’ fees	48,324	6,112
Other	38,037	14,153
Gross expenses	12,066,429	1,923,237
Expense reductions (See Note 9)	(16,037)	(1,954)
Expenses assumed by Underlying Funds (See Note 3)	(224,008)	(54,659)
Fees waived and expenses reimbursed (See Note 3)	–	(99,615)
Net expenses	11,826,384	1,767,009
Net investment income	50,318,876	1,519,577
Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	44,508,716	10,888,271
Net realized gain on investments in Underlying Funds	28,753,984	18,196,403
Net realized gain (loss) on futures contracts	9,158,764	650,648
Net realized gain (loss) on foreign currency exchange contracts	(10,953,013)	(1,904,420)
Net realized gain (loss) on swap contracts	(1,031,677)	(34,624)
Net realized gain (loss) on foreign currency related translations	(685,454)	(211,139)
Net change in unrealized appreciation/depreciation in Underlying Funds	86,584,853	7,646,720
Net change in unrealized appreciation/depreciation on futures contracts	1,714,374	(158,770)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(1,332,865)	(220,111)
Net change in unrealized appreciation/depreciation on swap contracts	(961,767)	(144,823)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	43	5
Net realized and unrealized gain	155,755,958	34,708,160
Net Increase in Net Assets Resulting From Operations	$206,074,834	$36,227,737

38	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2017

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$29,720,375	$64,382,379
Interest and other	12,785	9,438
Total investment income	29,733,160	64,391,817
Expenses:
Management fee	1,042,327	1,705,711
12b-1 distribution plan-Class A	1,889,362	2,049,557
12b-1 distribution plan-Class B	52,263	19,279
12b-1 distribution plan-Class C	1,913,819	5,525,976
12b-1 distribution plan-Class F	45,288	296,215
12b-1 distribution plan-Class P	9	–
12b-1 distribution plan-Class R2	847	828
12b-1 distribution plan-Class R3	127,471	94,847
12b-1 distribution plan-Class R4	2,215	800
12b-1 distribution plan-Class T	–	8
Shareholder servicing	1,086,251	1,259,110
Fund administration	416,931	682,284
Registration	177,786	207,151
Reports to shareholders	92,713	103,726
Professional	42,481	48,345
Custody	31,086	50,390
Trustees’ fees	26,923	44,202
Other	25,285	35,567
Gross expenses	6,973,057	12,123,996
Expense reductions (See Note 9)	(8,876)	(14,744)
Expenses assumed by Underlying Funds (See Note 3)	(152,444)	(175,576)
Net expenses	6,811,737	11,933,676
Net investment income	22,921,423	52,458,141
Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	29,235,083	21,033,155
Net realized gain (loss) on investments in Underlying Funds	19,459,652	(27,431,777)
Net realized gain (loss) on futures contracts	6,080,991	8,359,671
Net realized gain (loss) on foreign currency exchange contracts	(6,540,718)	(9,823,569)
Net realized gain (loss) on swap contracts	(603,452)	(1,127,508)
Net realized gain (loss) on foreign currency related translations	(378,676)	(594,438)
Net change in unrealized appreciation/depreciation in Underlying Funds	55,058,910	120,182,487
Net change in unrealized appreciation/depreciation on futures contracts	1,207,554	(97,318)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(935,957)	(1,210,929)
Net change in unrealized appreciation/depreciation on swap contracts	(530,995)	(781,446)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	24	39
Net realized and unrealized gain	102,052,416	108,508,367
Net Increase in Net Assets Resulting From Operations	$124,973,839	$160,966,508

See Notes to Financial Statements.	39

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Operations:
Net investment income	$50,318,876	$61,763,645
Capital gain distributions received from Underlying Funds	44,508,716	3,182,948
Capital gain distributions received from Exchange-Traded Funds	–	872,600
Net realized gain (loss) on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(3,511,380)	(1,453,166)
Net realized gain (loss) on investments in Underlying Funds	28,753,984	(17,944,777)
Net realized loss on in investments in Securities	–	(4,406,272)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	86,584,853	89,057,946
Net change in unrealized appreciation/depreciation on Securities	–	365,875
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(580,215)	(536,672)
Net increase in net assets resulting from operations	206,074,834	130,902,127
Distributions to shareholders from:
Net investment income
Class A	(40,673,329)	(51,429,445)
Class B	(175,409)	(452,145)
Class C	(7,343,005)	(10,536,107)
Class F	(2,025,497)	(2,300,059)
Class F3	(177)	–
Class I	(300,919)	(567,255)
Class P	(19,281)	(29,548)
Class R2	(14,491)	(19,044)
Class R3	(975,275)	(1,256,567)
Class R4	(30,818)	(2,658)
Class R5	(2,062)	(367)
Class R6	(105,240)	(764)
Class T	(96)	–
Net realized gain
Class A	–	(61,634,388)
Class B	–	(830,322)
Class C	–	(16,450,193)
Class F	–	(3,059,861)
Class F3	–	–
Class I	–	(1,240,899)
Class P	–	(39,443)
Class R2	–	(24,232)
Class R3	–	(1,518,994)
Class R4	–	(2,962)
Class R5	–	(378)
Class R6	–	(378)
Class T	–	–
Total distributions to shareholders	(51,665,599)	(151,396,009)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	390,159,125	254,314,981
Reinvestment of distributions	49,844,483	144,763,290
Cost of shares reacquired	(664,534,013)	(627,523,252)
Net decrease in net assets resulting from capital share transactions	(224,530,405)	(228,444,981)
Net decrease in net assets	(70,121,170)	(248,938,863)
NET ASSETS:
Beginning of year	$1,915,087,088	$2,164,025,951
End of year	$1,844,965,918	$1,915,087,088
Undistributed net investment income	$25,163,143	$2,293,640

40	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Focused Growth Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Operations:
Net investment income	$1,519,577	$1,632,400
Capital gain distributions received from Underlying Funds	10,888,271	10,547,155
Net realized gain (loss) on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(1,499,535)	–
Net realized gain on investments in Underlying Funds	18,196,403	11,042,975
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	7,646,720	(14,336,473)
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(523,699)	–
Net increase in net assets resulting from operations	36,227,737	8,886,057
Distributions to shareholders from:
Net investment income
Class A	(2,225,707)	(3,656,142)
Class B	(7,252)	(55,311)
Class C	(392,214)	(890,127)
Class F	(44,407)	(96,715)
Class F3	–	–
Class I	(336,022)	(463,260)
Class R2	(46)	(197)
Class R3	(162,148)	(284,604)
Class R4	(151)	(225)
Class R5	(174)	(234)
Class R6	(353)	(235)
Net realized gain
Class A	(10,861,586)	(13,752,117)
Class B	(172,583)	(374,875)
Class C	(3,955,255)	(5,221,354)
Class F	(202,678)	(340,087)
Class F3	–	–
Class I	(1,387,774)	(1,562,542)
Class R2	(368)	(5,811)
Class R3	(948,476)	(1,188,196)
Class R4	(723)	(795)
Class R5	(718)	(789)
Class R6	(1,422)	(789)
Total distributions to shareholders	(20,700,057)	(27,894,405)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	78,136,793	35,832,325
Reinvestment of distributions	19,721,134	26,527,939
Cost of shares reacquired	(124,264,208)	(67,266,456)
Net decrease in net assets resulting from capital share transactions	(26,406,281)	(4,906,192)
Net decrease in net assets	(10,878,601)	(23,914,540)
NET ASSETS:
Beginning of year	$249,991,414	$273,905,954
End of year	$239,112,813	$249,991,414
Undistributed net investment income	$6,052,787	$3,142,479

See Notes to Financial Statements.	41

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Operations:
Net investment income	$22,921,423	$31,358,850
Capital gain distributions received from Underlying Funds	29,235,083	4,596,433
Capital gain distributions received from Exchange-Traded Funds	–	491,086
Net realized gain (loss) on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(1,441,855)	(1,904,921)
Net realized gain (loss) on investments in Underlying Funds	19,459,652	(8,411,940)
Net realized loss on in investments in Securities	–	(2,477,716)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	55,058,910	54,625,592
Net change in unrealized appreciation/depreciation on Securities	–	205,786
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(259,374)	(357,178)
Net increase in net assets resulting from operations	124,973,839	78,125,992
Distributions to shareholders from:
Net investment income
Class A	(20,002,444)	(27,082,842)
Class B	(118,322)	(325,317)
Class C	(3,754,639)	(5,800,994)
Class F	(1,190,227)	(1,829,537)
Class F3	(203)	–
Class I	(311,799)	(440,346)
Class P	(44)	(59)
Class R2	(3,299)	(4,193)
Class R3	(656,035)	(832,814)
Class R4	(14,055)	(3,405)
Class R5	(307)	(336)
Class R6	(55,372)	(2,153)
Net realized gain
Class A	–	(37,606,342)
Class B	–	(645,593)
Class C	–	(10,561,522)
Class F	–	(2,682,524)
Class F3	–	–
Class I	–	(609,767)
Class P	–	(84)
Class R2	–	(10,765)
Class R3	–	(1,220,757)
Class R4	–	(4,412)
Class R5	–	(423)
Class R6	–	(423)
Total distributions to shareholders	(26,106,746)	(89,664,608)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	238,120,601	142,535,865
Reinvestment of distributions	25,074,827	85,975,937
Cost of shares reacquired	(413,311,983)	(359,978,815)
Net decrease in net assets resulting from capital share transactions	(150,116,555)	(131,467,013)
Net decrease in net assets	(51,249,462)	(143,005,629)
NET ASSETS:
Beginning of year	$1,073,148,179	$1,216,153,808
End of year	$1,021,898,717	$1,073,148,179
Undistributed net investment income	$21,329,702	$9,271,508

42	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Operations:
Net investment income	$52,458,141	$74,404,079
Capital gain distributions received from Underlying Funds	21,033,155	155,274
Capital gain distributions received from Exchange-Traded Funds	–	926,071
Net realized gain (loss) on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(3,185,844)	(2,929,171)
Net realized loss on investments in Underlying Funds	(27,431,777)	(126,574,212)
Net realized loss on in investments in Securities	–	(4,689,226)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	120,182,487	157,057,050
Net change in unrealized appreciation/depreciation on Securities	–	397,762
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(2,089,654)	(738,154)
Net increase in net assets resulting from operations	160,966,508	98,009,473
Distributions to shareholders from:
Net investment income
Class A	(26,533,196)	(36,149,780)
Class B	(49,087)	(113,940)
Class C	(13,560,127)	(20,771,448)
Class F	(9,880,322)	(13,303,990)
Class F3	(45,414)	–
Class I	(503,088)	(541,854)
Class R2	(3,931)	(12,368)
Class R3	(572,532)	(663,661)
Class R4	(9,210)	(1,265)
Class R5	(567)	(416)
Class R6	(18,031)	(2,076)
Class T	(86)	–
Net realized gain
Class A	–	(24,926,665)
Class B	–	(113,004)
Class C	–	(18,342,219)
Class F	–	(10,571,453)
Class F3	–	–
Class I	–	(354,066)
Class R2	–	(19,030)
Class R3	–	(432,725)
Class R4	–	(732)
Class R5	–	(246)
Class R6	–	(246)
Class T	–	–
Total distributions to shareholders	(51,175,591)	(126,321,184)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	359,612,213	266,630,925
Reinvestment of distributions	46,460,865	113,569,792
Cost of shares reacquired	(612,511,253)	(860,683,148)
Net decrease in net assets resulting from capital share transactions	(206,438,175)	(480,482,431)
Net decrease in net assets	(96,647,258)	(508,794,142)
NET ASSETS:
Beginning of year	$1,756,990,560	$2,265,784,702
End of year	$1,660,343,302	$1,756,990,560
Undistributed (distributions in excess of) net investment income	$12,551,727	$(342,131)

See Notes to Financial Statements.	43

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2017	$11.23	$0.33	$ 0.97	$1.30	$(0.34)	$–	$(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
11/30/2013	10.81	0.34	1.67	2.01	(0.39)	–	(0.39)
Class B
11/30/2017	11.23	0.25	0.96	1.21	(0.24)	–	(0.24)
11/30/2016	11.29	0.26	0.42	0.68	(0.29)	(0.45)	(0.74)
11/30/2015	12.86	0.25	(0.82)	(0.57)	(0.51)	(0.49)	(1.00)
11/30/2014	12.43	0.26	0.65	0.91	(0.48)	–	(0.48)
11/30/2013	10.80	0.25	1.68	1.93	(0.30)	–	(0.30)
Class C
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
11/30/2013	10.77	0.25	1.67	1.92	(0.31)	–	(0.31)
Class F
11/30/2017	11.22	0.33	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
11/30/2013	10.80	0.38	1.66	2.04	(0.41)	–	(0.41)
Class F3
4/4/2017 to 11/30/2017(d)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
11/30/2013	10.80	0.37	1.68	2.05	(0.42)	–	(0.42)
Class P
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
11/30/2013	10.77	0.32	1.67	1.99	(0.37)	–	(0.37)
Class R2
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)
11/30/2013	10.97	0.30	1.70	2.00	(0.35)	–	(0.35)

44	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.19	11.73	0.50		0.51		2.82		$1,398,075	47
11.23	7.38	0.37		0.51		3.26		1,431,255	25
11.29	(4.13)	0.35		0.49		2.84		1,569,728	18
12.87	8.43	0.34		0.49		2.85		1,526,897	45
12.43	18.93	0.31		0.50		2.91		1,366,009	30

12.20	10.87	1.25		1.27		2.17		3,403	47
11.23	6.55	1.12		1.26		2.49		12,622	25
11.29	(4.78)	1.10		1.24		2.06		21,383	18
12.86	7.53	1.09		1.24		2.09		34,133	45
12.43	18.14	1.06		1.25		2.16		43,224	30

12.12	10.96	1.24		1.26		2.08		318,697	47
11.16	6.53	1.12		1.26		2.52		360,065	25
11.23	(4.84)	1.09		1.24		2.10		420,030	18
12.81	7.61	1.08		1.23		2.12		375,528	45
12.38	18.05	1.05		1.24		2.18		270,358	30

12.18	11.91	0.35		0.36		2.84		63,871	47
11.22	7.54	0.22		0.36		3.43		57,153	25
11.28	(3.99)	0.20		0.34		2.98		80,192	18
12.86	8.59	0.19		0.34		3.00		74,135	45
12.43	19.12	0.17		0.36		3.13		25,465	30

12.19	6.72 (e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

12.19	12.10	0.24		0.26		3.81		17,835	47
11.22	7.55	0.12		0.26		3.76		10,925	25
11.29	(3.82)	0.10		0.24		3.11		31,536	18
12.86	8.61	0.09		0.24		3.10		35,247	45
12.43	19.33	0.06		0.25		3.16		35,744	30

12.14	11.56	0.70		0.71		2.65		664	47
11.18	7.10	0.57		0.71		3.08		839	25
11.25	(4.26)	0.55		0.69		2.64		998	18
12.82	8.15	0.54		0.69		2.66		1,286	45
12.39	18.76	0.51		0.70		2.72		1,538	30

12.43	11.37	0.85		0.86		2.44		465	47
11.44	6.93	0.73		0.87		2.86		660	25
11.49	(4.41)	0.70		0.84		2.56		1,158	18
13.07	7.99	0.69		0.84		2.44		1,421	45
12.62	18.52	0.66		0.85		2.54		1,862	30

See Notes to Financial Statements.	45

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2017	$11.20	$0.31	$ 0.96	$ 1.27	$(0.31)	$ –	$(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.31	0.65	0.96	(0.55)	–	(0.55)
11/30/2013	10.79	0.31	1.67	1.98	(0.36)	–	(0.36)
Class R4
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(g)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(g)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(g)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class T
7/28/2017 to 11/30/2017(h)	11.87	0.12	0.31	0.43	(0.11)	–	(0.11)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

46	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.16	11.49		0.73		0.74		2.63		$33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25
11.27	(4.28)		0.59		0.73		2.59		38,972	18
12.82	8.09		0.59		0.74		2.60		36,157	45
12.41	18.68		0.56		0.75		2.67		33,919	30

12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25
11.29	(4.60	)(e)	0.34	(f)	0.50	(f)	2.79	(f)	10	18

12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25
11.29	(4.50	)(e)	0.09	(f)	0.25	(f)	3.03	(f)	10	18

12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25
11.29	(4.50	)(e)	0.08	(f)	0.15	(f)	3.04	(f)	10	18

12.19	3.66	(e)	0.47	(f)	0.47	(f)	2.88	(f)	10	47

See Notes to Financial Statements.	47

Financial Highlights

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2017	$18.12	$0.14		$ 2.64	$2.78	$(0.26)	$(1.29)	$(1.55)
11/30/2016	19.49	0.13		0.51	0.64	(0.42)	(1.59)	(2.01)
11/30/2015	22.12	0.15		0.09	0.24	(0.45)	(2.42)	(2.87)
11/30/2014	22.38	0.17		1.68	1.85	(0.67)	(1.44)	(2.11)
11/30/2013	16.90	0.17		5.46	5.63	(0.15)	–	(0.15)
Class B
11/30/2017	17.66	0.01		2.59	2.60	(0.05)	(1.29)	(1.34)
11/30/2016	18.99	0.01		0.48	0.49	(0.23)	(1.59)	(1.82)
11/30/2015	21.59	0.01		0.09	0.10	(0.28)	(2.42)	(2.70)
11/30/2014	21.89	0.01		1.64	1.65	(0.51)	(1.44)	(1.95)
11/30/2013	16.53	0.03		5.35	5.38	(0.02)	–	(0.02)
Class C
11/30/2017	17.52	0.01		2.57	2.58	(0.13)	(1.29)	(1.42)
11/30/2016	18.89	0.01		0.48	0.49	(0.27)	(1.59)	(1.86)
11/30/2015	21.52	–	(d)	0.10	0.10	(0.31)	(2.42)	(2.73)
11/30/2014	21.85	0.01		1.63	1.64	(0.53)	(1.44)	(1.97)
11/30/2013	16.51	0.03		5.34	5.37	(0.03)	–	(0.03)
Class F
11/30/2017	18.13	0.17		2.64	2.81	(0.28)	(1.29)	(1.57)
11/30/2016	19.50	0.16		0.51	0.67	(0.45)	(1.59)	(2.04)
11/30/2015	22.13	0.18		0.09	0.27	(0.48)	(2.42)	(2.90)
11/30/2014	22.39	0.20		1.67	1.87	(0.69)	(1.44)	(2.13)
11/30/2013	16.90	0.20		5.46	5.66	(0.17)	–	(0.17)
Class F3
4/4/2017 to 11/30/2017(h)	17.71	0.09		1.74	1.83	–	–	–
Class I
11/30/2017	18.29	0.19		2.67	2.86	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18		0.51	0.69	(0.47)	(1.59)	(2.06)
11/30/2015	22.29	0.20		0.09	0.29	(0.50)	(2.42)	(2.92)
11/30/2014	22.54	0.22		1.68	1.90	(0.71)	(1.44)	(2.15)
11/30/2013	17.02	0.22		5.50	5.72	(0.20)	–	(0.20)
Class R2
11/30/2017	18.47	0.08		2.74	2.82	(0.16)	(1.29)	(1.45)
11/30/2016	19.71	0.45		(0.05)	0.40	(0.05)	(1.59)	(1.64)
11/30/2015	22.34	0.06		0.11	0.17	(0.38)	(2.42)	(2.80)
11/30/2014	22.29	0.08		1.70	1.78	(0.29)	(1.44)	(1.73)
11/30/2013	16.85	0.10		5.45	5.55	(0.11)	–	(0.11)
Class R3
11/30/2017	17.89	0.10		2.62	2.72	(0.22)	(1.29)	(1.51)
11/30/2016	19.27	0.09		0.50	0.59	(0.38)	(1.59)	(1.97)
11/30/2015	21.91	0.10		0.09	0.19	(0.41)	(2.42)	(2.83)
11/30/2014	22.20	0.11		1.66	1.77	(0.62)	(1.44)	(2.06)
11/30/2013	16.78	0.10		5.45	5.55	(0.13)	–	(0.13)

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.35	16.59		0.60		0.66		0.79		$153,689	86
18.12	3.94		0.27		0.64		0.78		155,840	7
19.49	1.22		0.25		0.59		0.76		168,742	7
22.12	8.97		0.25		0.59		0.80		163,889	10
22.38	33.60		0.25		0.60		0.86		162,519	27

18.92	15.78		1.31		1.40		0.06		590	86
17.66	3.13		1.02		1.39		0.04		2,366	7
18.99	0.48		1.00		1.34		0.03		4,536	7
21.59	8.14		1.00		1.34		0.07		6,762	10
21.89	32.56		1.00		1.35		0.17		7,940	27

18.68	15.81		1.33		1.40		0.06		48,740	86
17.52	3.13		1.01		1.37		0.05		54,974	7
18.89	0.50		0.98		1.32		0.02		62,564	7
21.52	8.14		0.98		1.31		0.07		68,007	10
21.85	32.61		0.97		1.33		0.14		63,087	27

19.37	16.77		0.45		0.52		0.93		3,342	86
18.13	4.11		0.13		0.49		0.92		3,748	7
19.50	1.37		0.10		0.44		0.94		4,204	7
22.13	9.11		0.10		0.44		0.93		4,560	10
22.39	33.79		0.10		0.46		1.01		3,905	27

19.54	10.39	(f)	0.36	(g)	0.38	(g)	0.76	(g)	11	86

19.55	16.93		0.34		0.41		1.06		16,562	86
18.29	4.19		0.02		0.39		1.04		19,681	7
19.66	1.46		0.00		0.34		1.01		19,283	7
22.29	9.20		0.00		0.34		1.02		18,530	10
22.54	33.95		0.00		0.36		1.10		16,586	27

19.84	16.25		0.93		0.98		0.44		6	86
18.47	2.44		0.64		0.97		2.38		5	7
19.71	0.84		0.60		0.95		0.29		71	7
22.34	8.56		0.60		0.94		0.38		250	10
22.29	33.14		0.60		0.95		0.50		659	27

19.10	16.40		0.83		0.90		0.57		11,679	86
17.89	3.67		0.52		0.88		0.56		13,342	7
19.27	0.98		0.50		0.84		0.50		14,477	7
21.91	8.65		0.50		0.84		0.51		12,115	10
22.20	33.27		0.50		0.85		0.52		8,646	27

See Notes to Financial Statements.	49

Financial Highlights (concluded)

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
11/30/2017	$18.09	$0.16	$ 2.63	$ 2.79	$(0.27)	$(1.29)	$(1.56)
11/30/2016	19.48	0.14	0.51	0.65	(0.45)	(1.59)	(2.04)
6/30/2015 to 11/30/2015(e)	19.97	0.05	(0.54)	(0.49)	–	–	–
Class R5
11/30/2017	18.30	0.18	2.67	2.85	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18	0.52	0.70	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(e)	20.13	0.07	(0.54)	(0.47)	–	–	–
Class R6
11/30/2017	18.29	0.17	2.71	2.88	(0.32)	(1.29)	(1.61)
11/30/2016	19.66	0.20	0.49	0.69	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(e)	20.13	0.08	(0.55)	(0.47)	–	–	–

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount less than $0.01.
(e)	Commenced on June 30, 2015.
(f)	Not annualized.
(g)	Annualized.
(h)	Commenced on April 4, 2017.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.32	16.66		0.69		0.70		0.88		$782	86
18.09	3.99		0.25		0.61		0.81		10	7
19.48	(2.45	)(f)	0.22	(g)	0.60	(g)	0.66	(g)	10	7

19.55	16.92		0.34		0.40		1.02		12	86
18.30	4.25		0.00		0.35		1.06		10	7
19.66	(2.33	)(f)	0.00	(g)	0.34	(g)	0.91	(g)	10	7

19.56	17.03		0.33		0.34		0.94		3,699	86
18.29	4.21		0.01		0.21		1.13		15	7
19.66	(2.33	)(f)	0.00	(g)	0.19	(g)	0.92	(g)	10	7

See Notes to Financial Statements.	51

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2017	$16.75	$0.41	$ 1.71	$ 2.12	$(0.45)	$ –	$(0.45)
11/30/2016	16.84	0.47	0.71	1.18	(0.52)	(0.75)	(1.27)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
11/30/2013	16.18	0.50	2.89	3.39	(0.55)	–	(0.55)
Class B
11/30/2017	16.63	0.27	1.71	1.98	(0.29)	–	(0.29)
11/30/2016	16.72	0.33	0.73	1.06	(0.40)	(0.75)	(1.15)
11/30/2015	19.33	0.33	(1.05)	(0.72)	(0.67)	(1.22)	(1.89)
11/30/2014	18.90	0.38	1.26	1.64	(0.66)	(0.55)	(1.21)
11/30/2013	16.07	0.36	2.89	3.25	(0.42)	–	(0.42)
Class C
11/30/2017	16.59	0.28	1.68	1.96	(0.32)	–	(0.32)
11/30/2016	16.69	0.34	0.72	1.06	(0.41)	(0.75)	(1.16)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
11/30/2013	16.06	0.37	2.89	3.26	(0.43)	–	(0.43)
Class F
11/30/2017	16.75	0.42	1.72	2.14	(0.48)	–	(0.48)
11/30/2016	16.83	0.48	0.74	1.22	(0.55)	(0.75)	(1.30)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
11/30/2013	16.17	0.54	2.89	3.43	(0.58)	–	(0.58)
Class F3
4/4/2017 to 11/30/2017(d)	17.35	0.31	1.03	1.34	(0.16)	–	(0.16)
Class I
11/30/2017	16.84	0.50	1.68	2.18	(0.50)	–	(0.50)
11/30/2016	16.92	0.51	0.72	1.23	(0.56)	(0.75)	(1.31)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
11/30/2013	16.24	0.54	2.92	3.46	(0.60)	–	(0.60)
Class R2
11/30/2017	17.07	0.31	1.78	2.09	(0.35)	–	(0.35)
11/30/2016	17.11	0.45	0.70	1.15	(0.44)	(0.75)	(1.19)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
11/30/2013	16.39	0.43	2.95	3.38	(0.50)	–	(0.50)
Class R3
11/30/2017	16.70	0.37	1.70	2.07	(0.41)	–	(0.41
11/30/2016	16.79	0.43	0.72	1.15	(0.49)	(0.75)	(1.24)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)
11/30/2013	16.14	0.45	2.90	3.35	(0.51)	–	(0.51)

52	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.42	12.89	0.52		0.53		2.34		$744,029	39
16.75	7.80	0.37		0.54		2.96		780,671	21
16.84	(3.31)	0.35		0.51		2.67		855,234	18
19.46	9.98	0.34		0.52		2.79		834,090	38
19.02	21.42	0.31		0.53		2.80		748,409	37

18.32	12.04	1.27		1.29		1.58		2,271	39
16.63	6.98	1.12		1.29		2.15		8,230	21
16.72	(4.06)	1.10		1.26		1.86		14,591	18
19.33	9.13	1.09		1.27		2.01		21,736	38
18.90	20.57	1.06		1.28		2.05		27,110	37

18.23	11.98	1.26		1.28		1.59		182,142	39
16.59	7.00	1.12		1.29		2.21		205,600	21
16.69	(3.99)	1.09		1.26		1.94		241,107	18
19.30	9.11	1.08		1.25		2.07		211,947	38
18.89	20.66	1.05		1.26		2.09		161,591	37

18.41	13.00	0.37		0.38		2.39		39,865	39
16.75	8.02	0.22		0.39		3.08		38,176	21
16.83	(3.17)	0.20		0.37		2.79		64,171	18
19.45	10.11	0.19		0.37		2.95		54,699	38
19.02	21.68	0.16		0.38		3.03		16,769	37

18.53	7.77 (f)	0.24	(g)	0.24	(g)	2.59	(g)	24	39

18.52	13.16	0.27		0.28		2.85		20,768	39
16.84	8.09	0.12		0.29		3.23		11,219	21
16.92	(3.06)	0.10		0.26		2.91		13,750	18
19.54	10.21	0.09		0.27		3.08		13,991	38
19.10	21.76	0.06		0.28		3.04		10,957	37

18.81	12.43	0.87		0.88		1.74		33	39
17.07	7.44	0.72		0.89		2.81		155	21
17.11	(3.67)	0.70		0.86		2.33		247	18
19.74	9.63	0.69		0.87		2.43		288	38
19.27	20.99	0.66		0.88		2.39		149	37

18.36	12.60	0.74		0.76		2.13		25,946	39
16.70	7.58	0.61		0.78		2.75		28,791	21
16.79	(3.55)	0.59		0.75		2.44		27,022	18
19.41	9.70	0.58		0.76		2.56		23,344	38
18.98	21.20	0.55		0.76		2.56		18,989	37

See Notes to Financial Statements.	53

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
11/30/2017	$16.75	$0.42	$ 1.69	$ 2.11	$(0.46)	$ –	$(0.46)
11/30/2016	16.84	0.48	0.71	1.19	(0.53)	(0.75)	(1.28)
6/30/2015 to 11/30/2015(e)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
11/30/2017	16.85	0.46	1.71	2.17	(0.49)	–	(0.49)
11/30/2016	16.93	0.52	0.71	1.23	(0.56)	(0.75)	(1.31)
6/30/2015 to 11/30/2015(e)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
11/30/2017	16.84	0.46	1.74	2.20	(0.50)	–	(0.50)
11/30/2016	16.93	0.58	0.65	1.23	(0.57)	(0.75)	(1.32)
6/30/2015 to 11/30/2015(e)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Commenced on June 30, 2015.
(f)	Not annualized.
(g)	Annualized.

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.40	12.85		0.51		0.52		2.38		$2,009	39
16.75	7.86		0.37		0.54		3.06		118	21
16.84	(4.25	)(f)	0.33	(g)	0.52	(g)	2.83	(g)	10	18

18.53	13.15		0.25		0.27		2.60		12	39
16.85	8.09		0.11		0.28		3.26		10	21
16.93	(4.11	)(f)	0.08	(g)	0.27	(g)	2.99	(g)	10	18

18.54	13.31		0.19		0.19		2.57		4,801	39
16.84	8.06		0.13		0.18		3.55		175	21
16.93	(4.11	)(f)	0.07	(g)	0.14	(g)	3.00	(g)	10	18

See Notes to Financial Statements.	55

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2017	$14.14	$0.48	$ 0.93	$ 1.41	$(0.47)	$ –	$(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
11/30/2013	14.95	0.58	1.15	1.73	(0.64)	(0.05)	(0.69)
Class B
11/30/2017	14.34	0.42	0.89	1.31	(0.34)	–	(0.34)
11/30/2016	14.42	0.47	0.25	0.72	(0.44)	(0.36)	(0.80)
11/30/2015	15.98	0.45	(1.02)	(0.57)	(0.63)	(0.36)	(0.99)
11/30/2014	16.17	0.45	0.31	0.76	(0.61)	(0.34)	(0.95)
11/30/2013	15.11	0.47	1.16	1.63	(0.52)	(0.05)	(0.57)
Class C
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
11/30/2013	15.12	0.47	1.16	1.63	(0.53)	(0.05)	(0.58)
Class F
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
11/30/2013	14.95	0.60	1.15	1.75	(0.67)	(0.05)	(0.72)
Class F3
4/4/2017 to 11/30/2017(d)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
11/30/2013	14.89	0.60	1.16	1.76	(0.68)	(0.05)	(0.73)
Class R2
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)
11/30/2013	15.24	0.54	1.17	1.71	(0.59)	(0.05)	(0.64)
Class R3
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)
11/30/2013	14.96	0.54	1.14	1.68	(0.60)	(0.05)	(0.65)

56	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.08	10.15	0.48		0.49		3.30		$799,727	55
14.14	6.09	0.37		0.49		4.11		849,321	26
14.24	(2.90)	0.35		0.47		3.71		1,023,100	26
15.78	5.62	0.34		0.47		3.55		1,108,030	43
15.99	11.77	0.31		0.49		3.72		614,499	27

15.31	9.28	1.23		1.25		2.85		746	55
14.34	5.34	1.12		1.25		3.40		3,000	26
14.42	(3.72)	1.10		1.22		2.97		4,730	26
15.98	4.88	1.09		1.22		2.83		6,934	43
16.17	10.94	1.06		1.24		3.00		8,181	27

15.29	9.25	1.23		1.24		2.57		518,727	55
14.34	5.36	1.12		1.24		3.37		594,759	26
14.42	(3.64)	1.10		1.22		2.95		750,006	26
15.97	4.86	1.09		1.22		2.80		758,668	43
16.17	10.91	1.06		1.23		2.96		397,035	27

15.08	10.32	0.33		0.34		3.39		259,296	55
14.14	6.32	0.22		0.34		4.31		279,182	26
14.23	(2.82)	0.20		0.32		3.86		454,281	26
15.78	5.83	0.19		0.32		3.68		616,791	43
15.98	11.94	0.17		0.34		3.85		264,414	27

15.00	5.96 (f)	0.18	(g)	0.18	(g)	2.99	(g)	3,519	55

14.99	10.34	0.22		0.23		3.70		56,927	55
14.07	6.39	0.12		0.24		4.35		11,508	26
14.17	(2.67)	0.10		0.22		3.95		15,684	26
15.71	5.90	0.09		0.23		3.75		21,656	43
15.92	12.10	0.07		0.24		3.87		4,531	27

15.47	9.70	0.83		0.84		3.02		118	55
14.50	5.76	0.72		0.84		4.04		155	26
14.57	(3.24)	0.70		0.82		3.38		762	26
16.12	5.26	0.69		0.82		3.21		755	43
16.31	11.35	0.66		0.84		3.40		969	27

15.08	9.88	0.73		0.74		3.03		19,564	55
14.14	5.84	0.62		0.74		3.84		18,982	26
14.24	(3.19)	0.60		0.72		3.45		17,193	26
15.79	5.43	0.59		0.72		3.31		12,578	43
15.99	11.50	0.56		0.73		3.47		8,825	27

See Notes to Financial Statements.	57

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
11/30/2017	$14.15	$0.40	$ 1.01	$ 1.41	$(0.48)	$ –	$(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(e)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(e)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(e)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class T
7/28/2017 to 11/30/2017(h)	14.79	0.13	0.29	0.42	(0.13)	–	(0.13)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Commenced on June 30, 2015.
(f)	Not annualized.
(g)	Annualized.
(h)	Commenced on July 28, 2017.

58	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.08	10.11		0.48		0.48		2.74		$569	55
14.15	6.18		0.38		0.50		4.08		35	26
14.24	(3.62	)(f)	0.35	(g)	0.50	(g)	3.37	(g)	10	26

14.99	10.41		0.22		0.23		3.28		23	55
14.07	6.46		0.12		0.25		4.33		10	26
14.16	(3.54	)(f)	0.09	(g)	0.24	(g)	3.63	(g)	10	26

15.00	10.50		0.18		0.18		2.99		1,119	55
14.06	6.42		0.13		0.17		4.23		38	26
14.16	(3.53	)(f)	0.08	(g)	0.14	(g)	3.64	(g)	10	26

15.08	2.83	(f)	0.40	(g)	0.40	(g)	2.61	(g)	10	55

See Notes to Financial Statements.	59

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of sixteen funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi Asset Balanced Opportunity Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, R6 and T
Lord Abbett Multi-Asset Focused Growth Fund (“Multi Asset Focused Growth Fund”) formerly Lord Abbett Diversified Equity Strategy Fund	A, B, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5, R6 and T

The Funds no longer issue Class B shares for purchase. Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017 and Class T shares commenced on July 28, 2017.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Focused Growth Fund’s investment objective is to seek capital appreciation. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and Class T shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee. In its review, it may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2014 through November 30, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, all funds entered into centrally cleared credit default swaps based on the CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or

Notes to Financial Statements (continued)

depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Funds during the fiscal year ended November 30, 2017, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the

Notes to Financial Statements (continued)

agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2017, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Focused Growth Fund(1)	.06%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

(1)	From December 1, 2016 through March 31, 2017, Lord Abbett had contractually agreed to waive .05% of its annual management fee, as well as voluntarily waived an additional .05% of its annual management fee. Effective April 1, 2017, the contractual waiver was discontinued. For the period April 1, 2017 through April 30, 2017, Lord Abbett voluntarily waived .10% of its annual management fee. Effective May 1, 2017, the voluntary waiver was discontinued.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4	Class T
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2017:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$161,850	$1,052,488
Multi-Asset Focused Growth Fund	32,635	189,339
Multi-Asset Growth Fund	103,933	709,879
Multi-Asset Income Fund	110,194	688,072

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2017:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$24,999	$28,282
Multi-Asset Focused Growth Fund	1,614	4,301
Multi-Asset Growth Fund	15,216	21,878
Multi-Asset Income Fund	11,205	25,435

Notes to Financial Statements (continued)

Other Related Parties

The Funds each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Underlying Funds. As a result, each Fund of Fund will bear its expenses fully beginning as of that date.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Multi-Asset Focused Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2017 and 2016 was as follows:

Multi-Asset Balanced Opportunity Fund			Multi-Asset Focused Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	11/30/2017	11/30/2016	11/30/2017	11/30/2016
Distributions paid from:
Tax-exempt income	$–	$230,475	$–	$–
Ordinary income	51,665,599	72,354,965	3,168,474	5,447,050
Net long-term capital gains	–	78,810,569	17,531,583	22,447,355
Total distributions paid	$51,665,599	$151,396,009	$20,700,057	$27,894,405

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	11/30/2017	11/30/2016	11/30/2017	11/30/2016
Distributions paid from:
Tax-exempt income	$–	$122,913	$–	$257,572
Ordinary income	26,106,746	40,731,584	51,175,591	73,932,835
Net long-term capital gains	–	48,810,111	–	52,130,777
Total distributions paid	$26,106,746	$89,664,608	$51,175,591	$126,321,184

Notes to Financial Statements (continued)

Subsequent to the Funds’ fiscal year ended November 30, 2017, distributions were paid on December 20, 2017 to shareholders of record on December 19, 2017. The approximate amounts were as follows:

	Net Investment	Net Short–Term	Net Long–Term
	Income	Capital Gain	Capital Gain
Multi-Asset Balanced Opportunity Fund	$26,854,000	$–	$35,981,000
Multi-Asset Focused Growth Fund	6,081,000	402,000	20,738,000
Multi-Asset Growth Fund	16,526,000	–	32,736,000
Multi-Asset Income Fund	14,702,000	–	–

As of November 30, 2017, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Undistributed ordinary income – net	$24,281,511	$6,335,952
Undistributed long-term capital gains	35,997,617	20,737,604
Total undistributed earnings	$60,279,128	$27,073,556
Temporary differences	(258,353)	(27,160)
Unrealized gains – net	54,965,321	13,251,788
Total accumulated gains – net	$114,986,096	$40,298,184

	Multi-Asset	Multi-Asset
	Growth Fund	Income Fund
Undistributed ordinary income – net	$20,813,761	$11,683,447
Undistributed long-term capital gains	32,731,991	–
Total undistributed earnings	$53,545,752	$11,683,447
Capital loss carryforwards*	–	(110,379,229)
Temporary differences	(115,231)	(166,379)
Unrealized gains(losses) – net	47,685,518	(10,921,518)
Total accumulated gains (losses) – net	$101,116,039	$(109,783,679)

*	The capital losses will caryforward indefinitely.

As of November 30, 2017, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross	Gross	Security
Funds	Tax Cost	Unrealized Gain	Unrealized Loss	Gain/(Loss)
Multi-Asset Balanced Opportunity Fund	$1,786,797,393	$64,144,479	$(9,179,200)	$54,965,279
Multi-Asset Focused Growth Fund	226,001,842	16,826,741	(3,574,958)	13,251,783
Multi-Asset Growth Fund	971,690,693	52,092,449	(4,406,956)	47,685,493
Multi-Asset Income Fund	1,671,285,587	–	(10,921,556)	(10,921,556)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures, swaps, foreign currency contracts, certain distributions and wash sales.

Permanent items identified during the fiscal year ended November 30, 2017 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

Notes to Financial Statements (continued)

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
Multi-Asset Balanced Opportunity Fund	$24,216,226	$(24,216,226)
Multi-Asset Focused Growth Fund	4,559,205	(4,559,205)
Multi-Asset Growth Fund	15,243,517	(15,243,517)
Multi-Asset Income Fund	11,611,308	(11,611,308)

The permanent differences are primarily attributable to the tax treatment of certain distributions, foreign currency transactions, and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2017 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$879,061,333	$1,069,346,486
Multi-Asset Focused Growth Fund	204,340,917	240,944,382
Multi-Asset Growth Fund	405,266,414	534,897,659
Multi-Asset Income Fund	942,656,558	1,134,611,115

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2017.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2017 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500® Index and U.S. Treasury futures contracts for the fiscal year ended November 30, 2017 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

68

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the fiscal year ended November 30, 2017 (as described in note 2(h)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. There is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into total return swaps for the fiscal year ended November 30, 2017 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of November 30, 2017, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Multi-Asset Balanced Opportunity Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$473,526
Futures Contracts(2)	$3,089,657	–	–

Liability Derivatives
Futures Contracts(2)	$1,260,387	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	$1,377,354
Total Return Swaps(4)	$1,139,985	–	–

69

Notes to Financial Statements (continued)

	Multi-Asset Focused Growth Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$81,343
Futures Contracts(2)	$3,538	–	–

Liability Derivatives
Futures Contracts(2)	$162,308	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	$301,454
Total Return Swaps(4)	$144,823	–	–

Multi-Asset Growth Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$348,616
Futures Contracts(2)	$1,997,866	–	–

Liability Derivatives
Futures Contracts(2)	$697,321	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	$1,043,241
Total Return Swaps(4)	$631,172	–	–

		Multi-Asset Income Fund

		Interest	Foreign
	Equity	Rate	Currency
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$429,146
Futures Contracts(2)	$24,564	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	–	$1,246,162
Total Return Swaps(4)	$1,034,660	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Total return swaps at fair value.

70

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended November 30, 2017, were as follows:

		Multi-Asset Balanced Opportunity Fund

	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	–	–	–	$(1,031,677)
Forward Foreign Currency Exchange Contracts	–	$(10,953,013)	–	–
Futures Contracts	$586,188	–	$8,572,576	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps Contracts	–	–	–	$178,218
Forward Foreign Currency Exchange Contracts	–	$(1,332,865)	–	–
Futures Contracts	$(132,716)	–	$1,847,090	–
Total Return Swaps	–	–	$(1,139,985)	–
Average Number of Contracts/Notional Amounts*
Total Return Swaps(3)	–	–	€4,830,099	–
Credit Default Swaps(3)	–	–	–	$12,876,923
Forward Foreign Currency Exchange Contracts(3)	–	$154,317,224	–	–
Futures Contracts(4)	94	–	1,012	–

Multi-Asset Focused Growth Fund

	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	–	–	–	$(34,624)
Forward Foreign Currency Exchange Contracts	–	$(1,904,420)	–	–
Futures Contracts	–	–	$650,648	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(220,111)	–	–
Futures Contracts	–	–	$(158,770)	–
Total Return Swaps	–	–	$(144,823)	–
Average Number of Contracts/Notional Amounts*
Total Return Swaps(3)	–	–	€4,613,612	–
Credit Default Swaps(3)	–	–	–	$1,169,231
Forward Foreign Currency Exchange Contracts(3)	–	$16,041,527	–	–
Futures Contracts(4)	–	–	42	–

71

Notes to Financial Statements (continued)

			Multi-Asset Growth Fund

	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	–	–	–	$(603,452)
Forward Foreign Currency Exchange Contracts	–	$(6,540,718)	–	–
Futures Contracts	$132,282	–	$5,948,709	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps Contracts	–	–	–	$100,177
Forward Foreign Currency Exchange Contracts	–	$(935,957)	–	–
Futures Contracts	$(92,991)	–	$1,300,545	–
Total Return Swaps	–	–	$(631,172)	–
Average Number of Contracts/Notional Amounts*
Total Return Swaps(3)		–	€2,674,266	–
Credit Default Swaps(3)	–	–	–	$7,561,538
Forward Foreign Currency Exchange Contracts(3)	–	$91,831,190	–	–
Futures Contracts(4)	66	–	689	–

			Multi-Asset Income Fund

	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	–	–	–	$(1,127,508)
Forward Foreign Currency Exchange Contracts	–	$(9,823,569)	–	–
Futures Contracts	$365,288	–	$7,994,383	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps Contracts	–	–	–	$253,214
Forward Foreign Currency Exchange Contracts	–	$(1,210,929)	–	–
Futures Contracts	$(121,882)	–	$24,565	–
Total Return Swaps	–	–	$(1,034,660)	–
Average Number of Contracts/Notional Amounts*
Total Return Swaps(3)	–	–	€4,383,838	–
Credit Default Swaps(3)	–	–	–	$12,430,769
Forward Foreign Currency Exchange Contracts(3)	–	$138,992,522	–	–
Futures Contracts(4)	86	–	788	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swap contracts and foreign currency related transactions.

Notes to Financial Statements (continued)

(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, foreign currency exchange contracts, swaps contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Represents notional amounts.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Multi-Asset Balanced Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$473,526	$–	$473,526
Repurchase Agreement	638,396	–	638,396
Total	$1,111,922	$–	$1,111,922

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$638,396	$ –	$–	$(638,396)	$–
State Street Bank and Trust	473,526	(473,526)	–	–	–
Total	$1,111,922	$(473,526)	$–	$(638,396)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,377,354	$–	$1,377,354
Total Return Swap	1,139,985	–	1,139,985
Total	$2,517,339	$–	$2,517,339

Notes to Financial Statements (continued)

		Multi-Asset Balanced Opportunity Fund
	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse International	$175,002	$ –	$–	$–	$175,002
Goldman Sachs	1,142,561	–	(1,142,561)	–	–
Standard Chartered Bank	411,214	–	(290,000)	–	121,214
State Street Bank and Trust	788,562	(473,526)	–	–	315,036
Total	$2,517,339	$(473,526)	$(1,432,561)	$–	$611,252

		Multi-Asset Focused Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$81,343	$–	$81,343
Total	$81,343	$–	$81,343

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
State Street Bank and Trust	$81,343	$(81,343)	$–	$–	$–
Total	$81,343	$(81,343)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$301,454	$–	$301,454
Total Return Swap	144,823	–	144,823
Total	$446,277	$–	$446,277

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse International	$45,465	$ –	$–	$–	$45,465
Goldman Sachs	145,474	–	–	–	145,474
Standard Chartered Bank	105,356	–	–	–	105,356
State Street Bank and Trust	149,982	(81,343)	–	–	68,639
Total	$446,277	$(81,343)	$–	$–	$364,934

Notes to Financial Statements (continued)

	Multi-Asset Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$348,616	$–	$348,616
Total	$348,616	$–	$348,616

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
State Street Bank and Trust	$348,616	$(348,616)	$–	$–	$–
Total	$348,616	$(348,616)	$–	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,043,241	$–	$1,043,241
Total Return Swap	631,172	–	631,172
Total	$1,674,413	$–	$1,674,413

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse International	$136,014	$ –	$–	$–	$136,014
Goldman Sachs	633,132	–	(633,132)	–	–
Standard Chartered Bank	317,315	–	(317,315)	–	–
State Street Bank and Trust	587,952	(348,616)	–	–	239,336
Total	$1,674,413	$(348,616)	$(950,447)	$–	$375,350

		Multi-Asset Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$429,146	$–	$429,146
Repurchase Agreement	1,226,126	–	1,226,126
Total	$1,655,272	$–	$1,655,272

Notes to Financial Statements (continued)

		Multi-Asset Income Fund
	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,226,126	$ –	$–	$(1,226,126)	$–
State Street Bank and Trust	429,146	(429,146)	–	–	–
Total	$1,655,272	$(429,146)	$–	$(1,226,126)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,246,162	$–	$1,246,162
Total Return Swap	1,034,660	–	1,034,660
Total	$2,280,822	$–	$2,280,822

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse International	$155,699	$ –	$–	$–	$155,699
Goldman Sachs	1,036,910	–	(1,036,910)	–	–
Standard Chartered Bank	369,744	–	(260,000)	–	109,744
State Street Bank and Trust	718,469	(429,146)	–	–	289,323
Total	$2,280,822	$(429,146)	$(1,296,910)	$–	$554,766

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of November 30, 2017.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of November 30, 2017.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the fiscal year ended November 30, 2017, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (continued)

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended November 30, 2017:

	Multi-Asset Balanced Opportunity Fund
								Change in
								Unrealized
	Balance of			Balance of		Net Realized	Dividend	Appreciation
	Shares			Shares	Fair	Gain (Loss)	Income	(Depreciation)
	Held at	Gross	Gross	Held at	Value at	12/1/2016 to	12/1/2016 to	12/1/2016 to
Affiliated Issuer	11/30/2016	Additions	Sales	11/30/2017	11/30/2017	11/30/2017	11/30/2017	11/30/2017
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	10,294,765	3,421,256	(1,449,283)	12,266,738	$251,958,802	$19,310,328 (a)	$4,608,729	$2,464,676
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	12,404,071	2,304,442	(2,634,800)	12,073,713	262,120,320	27,676,778 (b)	3,757,477	458,322
Lord Abbett Investment Trust–Convertible Fund–Class I	16,565,451	4,104,366	(7,080,396)	13,589,421	181,962,342	146,887	5,757,204	22,997,343
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	37,427,243	1,830,433	(21,997,423)	17,260,253	92,687,559	(11,277,975)	7,927,138	16,114,990
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	–	6,666,655	(184,126)	6,482,529	183,390,736	11,492,926 (c)	–	(3,529,020)
Lord Abbett Investment Trust–High Yield Fund–Class I	56,945,170	12,328,281	(28,870,680)	40,402,771	312,717,448	(7,193,016)	23,579,890	22,805,986
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	5,895,137	1,649,365	(2,175,325)	5,369,177	63,839,511	918,515	2,464,846	(2,474,385)
Lord Abbett Securities Trust–International Equity Fund-Class I	3,635,757	3,120,095	(1,030,149)	5,725,703	83,022,688	1,752,560	1,085,259	14,010,959
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	36,553,274	1,013,830	(19,960,523)	17,606,581	136,627,066	(35,499,267)	5,988,368	64,463,135
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	9,117,684	842,211	(5,129,340)	4,830,555	147,331,913	66,798,910	2,365,484	(50,105,974)
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	5,928,150	74,430,246	(50,786,529)	29,571,867	125,680,434	(863,946)	4,596,670	(621,179)
Total					$1,841,338,819	$73,262,700	$62,131,065	$86,584,853

(a)	Includes $16,514,264 of distributed capital gains.
(b)	Includes $16,650,392 of distributed capital gains.
(c)	Includes $11,344,060 of distributed capital gains.

Notes to Financial Statements (continued)

	Multi-Asset Focused Growth Fund
									Change in
									Unrealized
	Balance of			Balance of		Net Realized		Dividend	Appreciation
	Shares			Shares	Fair	Gain (Loss)		Income	(Depreciation)
	Held at	Gross	Gross	Held at	Value at	12/1/2016 to		12/1/2016 to	12/1/2016 to
Affiliated Issuer	11/30/2016	Additions	Sales	11/30/2017	11/30/2017	11/30/2017		11/30/2017	11/30/2017
Lord Abbett Affiliated Fund, Inc.–Class I	3,357,641	49,272	(3,406,913)	–	$–	$6,182,499		$648,835	$(3,799,058)
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	–	2,420,781	(186,693)	2,234,088	48,502,044	3,130,577	(a)	669,574	(607,055)
Lord Abbett Investment Trust–Convertible Fund-Class I	–	733,829	(28,673)	705,156	9,442,035	6,293		32,547	400,839
Lord Abbett Developing Growth Fund, Inc.–Class I	607,909	–	(607,909)	–	–	(88,042)		–	798,514
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	3,016,416	358,576	(934,299)	2,440,693	31,362,902	1,893,219	(b)	458,950	1,968,956
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	1,621,739	907,775	(389,480)	2,140,034	60,541,550	7,380,682	(c)	–	2,947,501
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund–Class I	1,788,052	50,492	(1,838,544)	–	–	454,028	(d)	–	2,431,190
Lord Abbett Investment Trust–High Yield Fund–Class I	–	2,838,351	(2,218,295)	620,056	4,799,237	83,508		463,568	20,893
Lord Abbett Securities Trust–International Equity Fund–Class I	2,470,630	1,917,905	(795,723)	3,592,812	52,095,780	766,132		729,578	8,562,016
Lord Abbett Securities Trust–International Opportunities Fund–Class I	1,182,163	16,206	(1,198,369)	–	–	4,433,577		184,892	(1,880,536)
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	–	1,599,741	(814,716)	785,025	23,943,276	580,311		14,401	680,545
Lord Abbett Investment Trust - Short Duration Income Fund–Class I	–	3,641,041	(1,502,099)	2,138,942	9,090,505	(18,892)		62,305	(23,710)
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,284,544	–	(1,284,544)	–	–	4,280,782		–	(3,853,375)
Total					$239,777,329	$29,084,674		$3,264,650	$7,646,720

(a)	Includes $3,078,599 of distributed capital gains.
(b)	Includes $3,092,019 of distributed capital gains.
(c)	Includes $3,677,007 of distributed capital gains.
(d)	Includes $1,040,646 of distributed capital gains.

Notes to Financial Statements (continued)

	Multi-Asset Growth Fund
									Change in
									Unrealized
	Balance of			Balance of		Net Realized		Dividend	Appreciation
	Shares			Shares	Fair	Gain (Loss)		Income	(Depreciation)
	Held at	Gross	Gross	Held at	Value at	12/1/2016 to		12/1/2016 to	12/1/2016 to
Affiliated Issuer	11/30/2016	Additions	Sales	11/30/2017	11/30/2017	11/30/2017		11/30/2017	11/30/2017
Lord Abbett Affiliated Fund, Inc.–Class I	3,510,164	386,626	(620,975)	3,275,815	$51,463,052	$4,330,352	(a)	$1,340,704	$2,487,336
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	5,702,199	437,481	(1,141,132)	4,998,548	102,670,167	8,841,889	(b)	1,949,910	1,598,471
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	9,603,321	1,109,438	(2,363,408)	8,349,351	181,264,411	14,947,659	(c)	2,504,582	5,489,308
Lord Abbett Investment Trust–Convertible Fund–Class I	–	5,910,703	(614,591)	5,296,112	70,914,946	402,676		754,026	5,091,811
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	3,114,793	77,334	(3,192,127)	–	–	(765,428)		416,802	703,933
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	–	3,729,537	(128,859)	3,600,678	101,863,189	6,394,752	(d)	–	(1,983,308)
Lord Abbett Investment Trust–High Yield Fund–Class I	31,655,550	10,981,534	(19,016,194)	23,620,890	182,825,692	(3,421,048)		14,493,480	13,105,543
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	1,771,365	22,199	(1,793,564)	–	–	776,888		273,414	(787,338)
Lord Abbett Securities Trust–International Equity Fund–Class I	2,037,767	2,181,816	(693,916)	3,525,667	51,122,166	1,120,870		614,505	8,467,514
Lord Abbett Securities Trust-International Dividend Income Fund–Class I	28,671,524	825,307	(13,780,969)	15,715,862	121,955,086	(23,950,642)		5,137,397	47,709,767
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	7,338,437	62,663	(3,218,154)	4,182,946	127,579,864	40,164,624		1,793,887	(26,821,903)
Lord Abbett Investment Trust - Short Duration Income Fund–Class I	2,742,843	15,505,673	(11,720,783)	6,527,733	27,742,865	(147,857)		441,668	(2,224)
Total					$1,019,401,438	$48,694,735		$29,720,375	$55,058,910

(a)	Includes $4,635,378 of distributed capital gains.
(b)	Includes $6,786,579 of distributed capital gains.
(c)	Includes $11,515,676 of distributed capital gains.
(d)	Includes $6,297,450 of distributed capital gains.

Notes to Financial Statements (continued)

						Multi-Asset Income Fund
								Change in
								Unrealized
	Balance of			Balance of		Net Realized	Dividend	Appreciation
	Shares			Shares	Fair	Gain (Loss)	Income	(Depreciation)
	Held at	Gross	Gross	Held at	Value at	12/1/2016 to	12/1/2016 to	12/1/2016 to
Affiliated Issuer	11/30/2016	Additions	Sales	11/30/2017	11/30/2017	11/30/2017	11/30/2017	11/30/2017
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	5,371,551	4,046,602	(1,717,038)	7,701,115	$167,191,200	$11,480,505 (a)	$2,347,259	$3,960,456
Lord Abbett Investment Trust–Convertible Fund–Class I	15,047,738	7,276,811	(3,853,084)	18,471,465	247,332,917	(1,361,974)	6,139,067	30,242,065
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	–	7,225,351	(5,710,580)	1,514,771	16,450,415	504,024	470,343	61,325
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	33,968,250	1,737,934	(23,257,109)	12,449,075	66,851,531	(11,572,635)	7,138,703	15,842,799
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	–	6,076,918	(200,391)	5,876,527	166,246,948	10,432,248 (b)	–	(3,102,174)
Lord Abbett Investment Trust–High Yield Fund–Class I	77,397,228	15,186,208	(56,016,146)	36,567,290	283,030,828	(15,044,947)	24,480,218	33,094,400
Lord Abbett Investment Trust–Inflation Focused Fund - Class I	4,963,187	2,273,787	(1,635,747)	5,601,227	66,598,590	676,033	2,450,670	(2,305,530)
Lord Abbett Securities Trust–International Equity Fund–Class I	3,339,541	2,878,334	(1,023,101)	5,194,774	75,324,223	1,754,269	986,167	12,674,345
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	20,524,590	898,842	(5,350,845)	16,072,587	124,723,275	(8,323,288)	4,729,584	29,327,976
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	4,123,565	1,993,647	(2,300,160)	3,817,052	116,420,090	13,388,557	1,033,740	(3,068,343)
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	85,378,913	59,978,179	(67,522,975)	77,834,117	330,794,999	(8,331,414)	14,606,628	3,455,168
Total					$1,660,965,016	$(6,398,622)	$64,382,379	$120,182,487

(a)	Includes $10,792,331 of distributed capital gains.
(b)	Includes $10,240,824 of distributed capital gains.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the

Notes to Financial Statements (continued)

Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Multi-Asset Focused Growth Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Notes to Financial Statements (continued)

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,468,797	$227,105,276	16,070,374	$171,053,171
Converted from Class B *	670,521	7,900,550	468,317	4,963,921
Reinvestment of distributions	3,393,259	39,714,096	10,458,168	110,691,349
Shares reacquired	(36,311,962)	(423,938,901)	(38,531,655)	(413,437,740)
Decrease	(12,779,385)	$(149,218,979)	(11,534,796)	$(126,729,299)
Class B Shares
Shares sold	101,919	$1,174,566	27,176	$279,620
Reinvestment of distributions	14,691	169,525	117,213	1,235,813
Shares reacquired	(291,246)	(3,372,126)	(445,301)	(4,764,944)
Converted to Class A *	(670,734)	(7,900,550)	(468,602)	(4,963,921)
Decrease	(845,370)	$(9,928,585)	(769,514)	$(8,213,432)
Class C Shares
Shares sold	5,403,712	$62,281,960	4,158,026	$43,926,743
Reinvestment of distributions	594,853	6,906,539	2,346,757	24,655,450
Shares reacquired	(11,952,960)	(138,506,551)	(11,643,174)	(123,599,264)
Decrease	(5,954,395)	$(69,318,052)	(5,138,391)	$(55,017,071)
Class F Shares
Shares sold	3,480,812	$40,621,872	2,282,861	$24,199,687
Reinvestment of distributions	149,187	1,746,607	444,257	4,693,948
Shares reacquired	(3,480,635)	(41,203,899)	(4,740,334)	(50,093,993)
Increase (decrease)	149,364	$1,164,580	(2,013,216)	$(21,200,358)
Class F3 Shares(a)
Shares sold	860.58	$10,000	–	$–
Reinvestment of distributions	14.85	177	–	–
Increase	875.43	$10,177	–	$–

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,375,537	$16,568,101	179,557	$1,916,211
Reinvestment of distributions	18,302	217,362	59,179	624,119
Shares reacquired	(903,915)	(10,573,434)	(2,058,851)	(21,868,073)
Increase (decrease)	489,924	$6,212,029	(1,820,115)	$(19,327,743)
Class P Shares
Shares sold	12,216	$142,630	5,165	$55,100
Reinvestment of distributions	1,657	19,281	6,552	68,991
Shares reacquired	(34,143)	(394,234)	(25,450)	(270,412)
Decrease	(20,270)	$(232,323)	(13,733)	$(146,321)
Class R2 Shares
Shares sold	4,476	$52,620	11,458	$123,897
Reinvestment of distributions	1,206	14,328	3,635	39,229
Shares reacquired	(25,948)	(310,469)	(58,212)	(647,104)
Decrease	(20,266)	$(243,521)	(43,119)	$(483,978)
Class R3 Shares
Shares sold	2,572,370	$29,697,428	1,056,643	$11,231,975
Reinvestment of distributions	83,504	972,865	259,851	2,746,885
Shares reacquired	(3,578,636)	(41,380,574)	(1,075,083)	(11,395,925)
Increase (decrease)	(922,762)	$(10,710,281)	241,411	$2,582,935
Class R4 Shares
Shares sold	214,988	$2,539,585	6,467	$70,547
Reinvestment of distributions	2,575	30,822	530	5,620
Shares reacquired	(21,900)	(260,762)	(590)	(6,472)
Increase	195,663	$2,309,645	6,407	$69,695
Class R5 Shares
Shares sold	7,503	$88,412	129,411	$1,441,639
Reinvestment of distributions	174	2,062	70	744
Shares reacquired	(353)	(4,181)	(129,264)	(1,438,994)
Increase	7,324	$86,293	217	$3,389
Class R6 Shares
Shares sold	846,037	$9,866,675	1,565	$16,391
Reinvestment of distributions	4,251	50,723	107	1,142
Shares reacquired	(394,420)	(4,588,882)	(29)	(331)
Increase	455,868	$5,328,516	1,643	$17,202
Class T Shares(b)
Shares sold	842.46	$10,000	–	$–
Reinvestment of distributions	8	96	–	–
Increase	850.46	$10,096	–	$–

Notes to Financial Statements (continued)

Multi-Asset Focused Growth Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,192,005	$38,797,265	1,402,437	$24,067,979
Converted from Class B*	86,334	1,568,493	86,255	1,468,121
Reinvestment of distributions	765,705	12,963,385	1,012,135	17,236,659
Shares reacquired	(3,705,828)	(65,548,457)	(2,557,837)	(44,120,463)
Decrease	(661,784)	$(12,219,314)	(57,010)	$(1,347,704)
Class B Shares
Shares sold	26,111	$442,369	4,622	$76,242
Reinvestment of distributions	10,681	177,953	25,581	427,717
Shares reacquired	(51,567)	(882,625)	(47,006)	(798,155)
Converted to Class A*	(88,030)	(1,568,493)	(88,137)	(1,468,121)
Decrease	(102,805)	$(1,830,796)	(104,940)	$(1,762,317)
Class C Shares
Shares sold	1,310,750	$22,047,920	339,821	$5,651,726
Reinvestment of distributions	248,709	4,091,268	347,344	5,762,443
Shares reacquired	(2,087,451)	(35,437,158)	(862,474)	(14,443,413)
Decrease	(527,992)	$(9,297,970)	(175,309)	$(3,029,244)
Class F Shares
Shares sold	102,161	$1,830,040	122,230	$2,092,993
Reinvestment of distributions	12,849	217,412	20,356	346,442
Shares reacquired	(149,260)	(2,708,049)	(151,397)	(2,639,288)
Decrease	(34,250)	$(660,597)	(8,811)	$(199,853)
Class F3 Shares(a)
Shares sold	565	$10,000	–	$–
Increase	565	$10,000	–	$–
Class I Shares
Shares sold	18,607	$318,106	33,035	$577,459
Reinvestment of distributions	67,798	1,156,631	75,994	1,304,045
Shares reacquired	(315,274)	(5,591,869)	(13,849)	(241,916)
Increase (decrease)	(228,869)	$(4,117,132)	95,180	$1,639,588
Class R2 Shares
Shares sold	–	$–	323	$5,686
Reinvestment of distributions	24	414	–	3
Shares reacquired	–	–	(3,660)	(64,473)
Increase (decrease)	24	$414	(3,337)	$(58,784)
Class R3 Shares
Shares sold	597,709	$10,242,639	197,763	$3,356,056
Reinvestment of distributions	66,340	1,110,531	85,857	1,447,564
Shares reacquired	(798,066)	(13,742,214)	(289,167)	(4,958,748)
Decrease	(134,017)	$(2,389,044)	(5,547)	$(155,128)
Class R4 Shares
Shares sold	44,519	$808,564	–	$–
Reinvestment of distributions	52	874	60	1,020
Shares reacquired	(4,641)	(86,286)	–	–
Increase	39,930	$723,152	60	$1,020

Notes to Financial Statements (continued)

Multi-Asset Focused Growth Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of distributions	52.22	891	59	1,022
Increase	52.22	$891	59	$1,022
Class R6 Shares
Shares sold	203,391	$3,639,890	240.58	$4,184
Reinvestment of distributions	104	1,775	59	1,024
Shares reacquired	(15,177)	(267,550)	–	–
Increase	188,318	$3,374,115	299.58	$5,208

Multi-Asset Growth Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,999,655	$138,551,875	6,034,175	$94,400,075
Converted from Class B*	272,736	4,789,334	226,426	3,510,166
Reinvestment of distributions	1,147,266	19,679,264	4,101,469	63,538,444
Shares reacquired	(15,624,299)	(271,509,758)	(14,547,511)	(230,181,521)
Decrease	(6,201,137)	$(108,489,285)	(4,185,441)	$(68,732,836)
Class B Shares
Shares sold	46,945	$798,264	12,995	$201,038
Reinvestment of distributions	6,861	115,843	61,210	939,382
Shares reacquired	(150,197)	(2,580,419)	(223,913)	(3,538,632)
Converted to Class A*	(274,413)	(4,789,334)	(228,059)	(3,510,167)
Decrease	(370,804)	$(6,455,646)	(377,767)	$(5,908,379)
Class C Shares
Shares sold	2,405,055	$41,008,278	1,567,740	$24,271,630
Reinvestment of distributions	207,811	3,514,914	978,389	14,984,099
Shares reacquired	(5,019,035)	(86,191,838)	(4,601,186)	(71,733,796)
Decrease	(2,403,055)	$(41,668,646)	(2,055,057)	$(32,478,067)
Class F Shares
Shares sold	1,185,588	$20,612,707	917,322	$14,420,631
Reinvestment of distributions	58,048	998,073	241,636	3,738,718
Shares reacquired	(1,357,883)	(24,099,149)	(2,691,438)	(42,162,608)
Decrease	(114,247)	$(2,488,369)	(1,532,480)	$(24,003,259)
Class F3 Shares(a)
Shares sold	1,266.45	$22,193	–	$–
Reinvestment of distributions	11	203	–	–
Shares reacquired	(6.23)	(111)	–	–
Increase	1,271.22	$22,285	–	$–
Class I Shares
Shares sold	565,559	$10,310,765	73,818	$1,164,080
Reinvestment of distributions	3,699	63,920	45,735	710,892
Shares reacquired	(113,965)	(1,996,905)	(265,982)	(4,168,424)
Increase (decrease)	455,293	$8,377,780	(146,429)	$(2,293,452)

Notes to Financial Statements (continued)

Multi-Asset Growth Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class P Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	2.546	44	9	143
Shares reacquired	(123.623)	(2,236)	–	–
Increase (decrease)	(121.077)	$(2,192)	9	$143

Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	806	$14,220	5,360	$86,431
Reinvestment of distributions	180	3,135	488	7,704
Shares reacquired	(8,324)	(150,606)	(11,196)	(178,353)
Decrease	(7,338)	$(133,251)	(5,348)	$(84,218)
Class R3 Shares
Shares sold	1,151,614	$19,740,817	496,218	$7,738,092
Reinvestment of distributions	38,359	655,025	132,470	2,045,404
Shares reacquired	(1,500,798)	(25,810,170)	(513,835)	(8,009,303)
Increase (decrease)	(310,825)	$(5,414,328)	114,853	$1,774,193
Class R4 Shares
Shares sold	106,120	$1,869,133	6,118	$98,421
Reinvestment of distributions	802	14,051	504	7,816
Shares reacquired	(4,796)	(84,578)	(173)	(2,541)
Increase	102,126	$1,798,606	6,449	$103,696
Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	17.88	307	49	759
Increase	17.88	$307	49	$759
Class R6 Shares
Shares sold	296,707	$5,192,334	9,885	$155,467
Reinvestment of distributions	1,705	30,048	163	2,576
Shares reacquired	(49,814)	(886,212)	(225)	(3,637)
Increase	248,598	$4,336,170	9,823	$154,406

Multi-Asset Income Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,449,976	$138,020,997	9,691,606	$132,724,743
Converted from Class B*	119,606	1,760,267	45,030	613,330
Reinvestment of distributions	1,730,097	25,223,563	4,219,693	57,617,836
Shares reacquired	(18,312,705)	(267,356,622)	(25,769,617)	(354,565,703)
Decrease	(7,013,026)	$(102,351,795)	(11,813,288)	$(163,609,794)
Class B Shares
Shares sold	10,716	$157,119	3,733	$51,525
Reinvestment of distributions	3,234	47,423	15,862	219,033
Shares reacquired	(56,489)	(832,906)	(93,942)	(1,307,792)
Converted to Class A*	(117,931)	(1,760,267)	(44,443)	(613,330)
Decrease	(160,470)	$(2,388,631)	(118,790)	$(1,650,564)

Notes to Financial Statements (continued)

Multi-Asset Income Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class C Shares
Shares sold	3,288,096	$48,672,917	4,130,730	$57,196,539
Reinvestment of distributions	826,083	12,186,892	2,488,853	34,401,681
Shares reacquired	(11,678,828)	(172,849,597)	(17,153,086)	(238,412,582)
Decrease	(7,564,649)	$(111,989,788)	(10,533,503)	$(146,814,362)

Class F Shares	Shares	Amount	Shares	Amount
Shares sold	7,230,218	$105,518,905	4,904,145	$67,589,076
Reinvestment of distributions	546,505	7,969,869	1,435,435	19,573,426
Shares reacquired	(10,319,840)	(152,147,438)	(18,511,700)	(252,880,428)
Decrease	(2,543,117)	$(38,658,664)	(12,172,120)	$(165,717,926)
Class F3 Shares(a)
Shares sold	237,024	$3,469,305	–	$–
Reinvestment of distributions	3,072	45,414	–	–
Shares reacquired	(5,471)	(81,567)	–	–
Increase	234,625	$3,433,152	–	$–
Class I Shares
Shares sold	3,354,430	$50,102,353	232,241	$3,140,546
Reinvestment of distributions	26,684	391,497	47,992	651,615
Shares reacquired	(402,609)	(5,865,483)	(569,327)	(7,814,928)
Increase (decrease)	2,978,505	$44,628,367	(289,094)	$(4,022,767)
Class R2 Shares
Shares sold	1,302	$19,499	8,081	$111,741
Reinvestment of distributions	176	2,630	361	5,068
Shares reacquired	(4,533)	(68,243)	(50,056)	(677,368)
Decrease	(3,055)	$(46,114)	(41,614)	$(560,559)
Class R3 Shares
Shares sold	808,751	$11,747,303	417,219	$5,727,668
Reinvestment of distributions	39,187	571,293	80,191	1,096,153
Shares reacquired	(892,555)	(12,964,517)	(362,950)	(4,981,248)
Increase (decrease)	(44,617)	$(645,921)	134,460	$1,842,573
Class R4 Shares
Shares sold	47,954	$703,576	1,723	$23,848
Reinvestment of distributions	623	9,210	146	1,997
Shares reacquired	(13,318)	(198,468)	(73)	(961)
Increase	35,259	$514,318	1,796	$24,884
Class R5 Shares
Shares sold	754	$10,922	–	$–
Reinvestment of distributions	39	568	49	662
Shares reacquired	(7)	(106)	–	–
Increase	786	$11,384	49	$662

Notes to Financial Statements (concluded)

Multi-Asset Income Fund	Year Ended November 30, 2017		Year Ended November 30, 2016
Class R6 Shares
Shares sold	81,213.18	$1,179,317	4,865	$65,239
Reinvestment of distributions	844	12,420	169	2,321
Shares reacquired	(10,140)	(146,306)	(2,997)	(42,138)
Increase	71,917.18	$1,045,431	2,037	$25,422

Class T Shares(b)	Shares	Amount	Shares	Amount
Shares sold	676	$10,000	–	$–
Reinvestment of distributions	6	86	–	–
Increase	682	$10,086	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Focused Growth Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Focused Growth Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, four of the sixteen portfolios constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Focused Growth Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, of the Lord Abbett Investment Trust as of November 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 26, 2018

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of November 30, 2017, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	13.68%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	14.24%
Lord Abbett Investment Trust – Convertible Fund – Class I	9.88%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5.03%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	9.96%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.98%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	3.47%
Lord Abbett Securities Trust – International Equity Fund – Class I	4.51%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7.42%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	8.00%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	6.83%

Multi-Asset Focused Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	25.25%
Lord Abbett Investment Trust – Convertible Fund – Class I	21.72%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	3.94%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	3.79%
Lord Abbett Investment Trust – High Yield Fund – Class I	20.23%
Lord Abbett Securities Trust – International Equity Fund – Class I	2.00%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	9.99%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	13.08%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.05%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	10.07%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	17.78%
Lord Abbett Investment Trust – Convertible Fund – Class I	6.96%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	9.99%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.93%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.02%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	11.96%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.52%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2.72%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.07%
Lord Abbett Investment Trust – Convertible Fund – Class I	14.89%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	0.99%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund – Class I	4.02%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	10.01%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.04%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	4.01%
Lord Abbett Securities Trust – International Equity Fund – Class I	4.53%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7.51%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	7.01%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	19.92%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888–522–2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.25%
Pfizer, Inc.	2.93%
JPMorgan Chase & Co.	2.74%
Intel Corp.	2.59%
Cisco Systems, Inc.	1.80%
Union Pacific Corp.	1.60%
Prudential Financial, Inc.	1.60%
United Technologies Corp.	1.58%
Valero Energy Corp.	1.56%
AT&T, Inc.	1.51%

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	7.87%
Consumer Staples	13.39%
Energy	5.51%
Financials	16.54%
Health Care	7.87%
Industrials	14.17%
Information Technology	8.66%
Materials	5.51%
Real Estate	8.66%
Telecommunication Services	0.79%
Retail	0.79%
Utilities	8.66%
Repurchase Agreement	0.79%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.26%
Chevron Corp.	3.49%
Pfizer, Inc.	2.98%
Johnson & Johnson	2.84%
Bank of America Corp.	2.65%
Intel Corp.	2.42%
AT&T, Inc.	1.96%
Allstate Corp. (The)	1.89%
U.S. Bancorp	1.76%
Cisco Systems, Inc.	1.63%

Holding by Sector*	% of Investments
Consumer Discretionary	6.12%
Consumer Staples	8.33%
Energy	10.69%
Financials	26.97%
Health Care	13.69%
Industrials	7.87%
Information Technology	9.32%
Materials	2.71%
Real Estate	4.62%
Telecommunication Services	3.02%
Utilities	6.20%
Repurchase Agreement	0.46%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Invesco Ltd.	2.00%
XL Group Ltd.	1.85%
M&T Bank Corp.	1.68%
Sempra Energy	1.64%
Citizens Financial Group, Inc.	1.57%
KeyCorp	1.48%
Royal Caribbean Cruises Ltd.	1.37%
ON Semiconductor Corp. .	1.37%
Dover Corp.	1.35%
Synchrony Financial	1.31%

Holding by Sector*	% of Investments
Consumer Discretionary	11.19%
Consumer Staples	4.32%
Energy	8.00%
Financials	20.08%
Health Care	6.72%
Industrials	12.22%
Information Technology	7.20%
Materials	5.02%
Real Estate	14.22%
Telecommunication Services	0.13%
Utilities	10.42%
Repurchase Agreement	0.48%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Wells Fargo & Co., 7.50%, TBA	3.95%
Intel Corp., 3.25%, 08/01/2039	3.78%
NRG Yield, Inc., 3.25%, 06/01/2020	3.58%
FireEye, Inc., 1.00%, 06/01/2035	2.83%
SunPower Corp., 0.75%, 06/01/2018	2.70%
Twitter, Inc., 1.00%, 09/15/2021	2.69%
Micron Technology, Inc., 2.125%, 02/15/2033	2.62%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.56%
Anthem, Inc., 5.25%, TBA	2.15%
VeriSign, Inc., 4.7021%, 08/15/2037	2.14%

Holding by Sector*	% of Investments
Automotive	1.75%
Banking	3.51%
Basic Industry	7.89%
Capital Goods	7.02%
Consumer Goods	1.75%
Energy	7.89%
Financial Services	2.63%
Healthcare	18.42%
Insurance	0.88%
Leisure	3.51%
Media	1.75%
Real Estate	3.51%
Retail	4.39%
Services	0.88%
Technology & Electronics	25.44%
Telecommunications	1.75%
Transportation	3.51%
Utilities	2.63%
Repurchase Agreement	0.88%
Total	100.00%
*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.875%, 09/30/2022	6.25%
Federal National Mortgage Assoc., 3.50%, 01/01/2199	5.47%
U.S. Treasury Bond, 3.00%, 05/15/2047	3.72%
U.S. Treasury Note, 1.75%, 05/31/2022	2.43%
Government National Mortgage Assoc., 3.00%, 12/20/2047	2.40%
Federal Home Loan Mortgage Corp., 0.75%, 04/09/2018	2.33%
U.S. Treasury Note, 1.375%, 05/31/2021	2.27%
Japan Bank for International Corp., 2.125%, 11/16/2020	2.15%
U.S. Treasury Note, 1.625%, 11/30/2019	2.12%
U.S. Treasury Note, 2.25%, 11/15/2027	1.99%

Holding by Sector*	% of Investments
Auto	0.58%
Capital Goods	0.06%
Consumer Cyclicals	0.20%
Consumer Services	1.03%
Consumer Staples	0.73%
Energy	1.89%
Financial Services	34.21%
Foreign Government	2.66%
U.S. Government	50.78%
Health Care	0.55%
Integrated Oils	0.11%
Materials and Processing	0.44%
Municipal	0.23%
Producer Durables	0.29%
Technology	1.23%
Telecommunications	0.61%
Transportation	0.10%
Utilities	2.20%
Repurchase Agreement	2.10%
Total	100.00%
*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
City of Buenos Aires, 26.6875%, 02/22/2028	1.16%
City of Buenos Aires, 24.888%, 03/29/2024	1.10%
H/2 Asset Funding 2014–1 Ltd., 2.348%, 03/19/2037	0.98%
HP, Inc., 1.578%, 12/26/2017	0.97%
Viacom, Inc., 1.9795%, 12/29/2017	0.97%
Provincia de Mendoza, 25.906%, 06/09/2021	0.96%
Capital One Multi-Asset Execution Trust 2015-A3, 1.6344%, 03/15/2023	0.94%
Avis Budget Rental Car Funding AESOP LLC 2014–1A, 2.46%, 07/20/2020	0.86%
Drive Auto Receivables Trust 2017-BA C, 2.61%, 08/16/2021	0.85%
Charter Communications Operating, LLC Term Loan E1, 3.24, 07/01/2020	0.82%

Holding by Sector*	% of Investments
Asset Backed	15.42%
Automotive	2.86%
Banking	7.29%
Basic Industry	3.20%
Capital Goods	1.75%
Collateralized Mortgage Obligation	0.37%
Commercial Mortgage Backed	25.18%
Consumer Goods	1.70%
Energy	9.93%
Financial Services	2.41%
Foreign Sovereign	5.12%
Gaming/Leisure	0.49%
Government Guaranteed	1.49%
Healthcare	1.52%
Insurance	0.46%
Leisure	0.45%
Media	3.25%
Mortgage Backed	2.46%
Municipal	0.36%
Real Estate	2.00%
Retail	0.67%
Services	0.13%
Technology & Electronics	5.99%
Telecommunications	1.86%
Transportation	1.07%
Utility	2.57%
Total	100.00%
*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.55%
Chevron Corp.	3.61%
Johnson & Johnson	3.46%
Citigroup, Inc.	3.19%
Bank of America Corp.	3.03%
Oracle Corp.	2.50%
Abbott Laboratories	2.39%
DowDuPont, Inc.	2.39%
AT&T, Inc.	2.20%
General Dynamics Corp.	2.07%

Holding by Sector*	% of Investments
Consumer Discretionary	8.54%
Consumer Staples	10.98%
Energy	8.54%
Financials	21.95%
Health Care	12.20%
Industrials	13.41%
Information Technology	10.98%
Materials	4.88%
Real Estate	2.44%
Telecommunication Services	1.22%
Utilities	3.66%
Repurchase Agreement	1.22%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	5.26%
Facebook, Inc. Class A	5.10%
Apple, Inc.	4.69%
Alphabet, Inc. Class A	4.42%
Microsoft Corp.	4.12%
PayPal Holdings, Inc.	2.33%
Visa, Inc. Class A	2.08%
Rockwell Automation, Inc.	1.99%
UnitedHealth Group, Inc.	1.96%
NVIDIA Corp.	1.87%

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	14.60%
Consumer Staples	3.55%
Financials	7.00%
Health Care	15.21%
Industrials	10.93%
Information Technology	44.54%
Materials	2.83%
Technology	1.02%
Repurchase Agreement	0.32%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	0.96%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.93%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.77%
HCA, Inc., 5.25%, 06/15/2026	0.70%
DISH DBS Corp., 7.75%, 07/01/2026	0.61%
Tesla, Inc., 5.30%, 08/15/2025	0.61%
ArcelorMittal, 6.125%, 06/01/2025	0.61%
MGM Resorts International, 6.00%, 03/15/2023	0.55%
Centene Corporation Bridge Term Loan, 1.00%, 09/13/2018	0.53%
Dell International LLC/EMC Corp., 7.125%, 06/15/2024	0.52%

Holding by Sector*	% of Investments
Automotive	2.73%
Banking	3.44%
Basic Industry	16.50%
Capital Goods	4.59%
Commercial Mortgage Backed	0.43%
Consumer Goods	4.30%
Consumer Staples	0.14%
Energy	15.64%
Financial Services	3.59%
Foreign Sovereign	1.43%
Healthcare	6.17%
Insurance	1.00%
Leisure	7.03%
Media	5.45%
Real Estate	0.57%
Retail	5.02%
Services	5.88%
Technology & Electronics	4.88%
Telecommunications	3.59%
Transportation	4.02%
Utility	3.44%
Repurchase Agreement	0.14%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
Japan Bank for International Corp., 2.125%, 11/16/2020	2.46%
U.S. Treasury Note, 1.75%, 11/15/2020	0.86%
U.S. Treasury Note, 1.375%, 06/30/2018	0.77%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.75%
OneMain Financial Issuance Trust 2016–2A A, 4.10%, 03/20/2028	0.72%
HBOS plc, 6.75%, 05/21/2018	0.68%
FMG Resources (August 2006) Pty Ltd., 9.75%, 03/01/2022	0.56%
Wells Fargo Dealer Floorplan Master Note Trust 2015–2 A, 1.9327%, 01/20/2022	0.54%
Bank of America Corp., 5.49%, 03/15/2019	0.51%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.50%

Holding by Sector*	% of Investments
Auto	1.94%
Basic Industry	0.27%
Capital Goods	0.74%
Consumer Cyclicals	1.86%
Consumer Discretionary	0.58%
Consumer Services	1.35%
Consumer Staples	0.68%
Energy	8.15%
Financial Services	64.30%
Foreign Government	2.80%
Government	3.19%
Health Care	1.89%
Integrated Oils	0.37%
Materials and Processing	3.43%
Municipal	0.30%
Other	0.16%
Producer Durables	1.19%
Technology	2.59%
Telecommunications	0.49%
Transportation	0.20%
Utilities	2.82%
Repurchase Agreement	0.70%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Samsung Electronics Co., Ltd.	1.82%
Compass Group plc	1.65%
Allianz SE Registered Shares	1.64%
Enel SpA	1.64%
British American Tobacco plc	1.60%
Nintendo Co., Ltd.	1.58%
Honda Motor Co., Ltd.	1.52%
Nestle SA Registered Shares	1.49%
adidas AG	1.44%
Vinci SA	1.42%

Holding by Sector	% of Investments
Consumer Discretionary	14.25%
Consumer Staples	8.13%
Energy	3.08%
Financials	20.82%
Health Care	7.09%
Industrials	16.27%
Information Technology	13.35%
Materials	7.12%
Real Estate	2.11%
Telecommunication Services	3.01%
Utilities	1.64%
Technology	0.23%
Repurchase Agreement	2.90%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.80%
Bank of China Ltd. H Shares	2.97%
British American Tobacco plc	2.90%
Hon Hai Precision Industry Co., Ltd.	2.48%
Royal Dutch Shell plc Class A ADR	2.35%
Rio Tinto plc ADR	2.11%
AstraZeneca plc	2.03%
BASF SE	1.78%
Bank of Nova Scotia (The)	1.77%
ASR Nederland NV	1.77%

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	9.39%
Consumer Staples	8.17%
Energy	7.77%
Financials	36.58%
Health Care	6.90%
Industrials	6.71%
Information Technology	7.02%
Materials	5.23%
Real Estate	2.88%
Telecommunication Services	3.54%
Utilities	4.50%
Repurchase Agreement	1.31%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Newell Brands, Inc.	2.64%
Molson Coors Brewing Co. Class B	2.20%
Kansas City Southern	2.15%
XL Group Ltd.	2.15%
KeyCorp	2.09%
FirstEnergy Corp.	1.99%
Pentair plc	1.89%
Hubbell, Inc.	1.80%
Citizens Financial Group, Inc.	1.80%
Cimarex Energy Co.	1.79%

Holding by Sector*	% of Investments
Basic Industry	0.71%
Consumer Discretionary	8.83%
Consumer Staples	4.71%
Energy	8.81%
Financials	19.73%
Health Care	6.59%
Industrials	13.26%
Information Technology	9.44%
Materials	7.56%
Utilities	7.37%
Real Estate	10.89%
Repurchase Agreement	2.10%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 03/31/2019	0.90%
U.S. Treasury Note, 1.625%, 11/30/2019	0.70%
U.S. Treasury Note, 1.50%, 10/31/2019	0.65%
HBOS plc, 6.75%, 05/21/2018	0.63%
U.S. Treasury Note,1.375%, 06/30/2018	0.62%
FMG Resources (August 2006) Pty Ltd. 9.75%, 03/01/2022	0.56%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.8076%, 06/15/2028	0.51%
Chase Issuance Trust 2015-A2, 1.59%, 02/18/2020	0.47%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.47%
BellSouth LLC, 4.285%, 04/26/2021	0.45%

Holding by Sector*	% of Investments
Auto	1.93%
Basic Industry	0.29%
Capital Goods	0.72%
Consumer Cyclicals	1.22%
Consumer Discretionary	0.71%
Consumer Services	1.64%
Consumer Staples	0.65%
Energy	8.64%
Financial Services	64.95%
Foreign Government	0.32%
Government	5.58%
Health Care	2.03%
Integrated Oils	0.41%
Materials and Processing	3.60%
Municipal	0.40%
Other	0.15%
Producer Durables	0.76%
Technology	2.62%
Telecommunications	0.69%
Transportation	0.33%
Utilities	2.32%
Repurchase Agreement	0.04%
Total	100.00%
*	A sector may comprise several industries

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustees

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Trustee since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Principal Occupation: President and CEO of Ribbon Communications (since 2017) and Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director of Ribbon Communications (since 2017), director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Trustee since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006; Chairman since 2017	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2012.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012 – 2015) and Chief Investment Officer of Currency Strategies at AllianceBernstein (1985 – 2012).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Multi-Asset Balanced Opportunity Fund	20%	33%
Multi-Asset Focused Growth Fund	79%	100%
Multi-Asset Growth Fund	26%	47%
Multi-Asset Income Fund	9%	19%

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2017, the following amounts represent capital gains:

Fund Name	Long-Term
Multi-Asset Focused Growth Fund	$17,531,583

Each fund intends to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Multi-Asset Balanced Opportunity Fund	$7,741,303	$721,715
Multi-Asset Focused Growth Fund	714,985	99,072
Multi-Asset Growth Fund	5,102,504	599,284
Multi-Asset Income Fund	5,696,028	660,253

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Focused Growth Fund
(formerly Lord Abbett Diversified Equity Strategy Fund)

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

LASAF-2 (01/18)

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the fiscal year ended November 30, 2017

Table of Contents

1	A Letter to Shareholders

13	Investment Comparisons

37	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

62	Convertible Fund

71	Core Fixed Income Fund

90	Core Plus Bond Fund

109	Corporate Bond Fund

120	Floating Rate Fund

152	High Yield Fund

187	Income Fund

215	Inflation Focused Fund

272	Short Duration Core Bond Fund

284	Short Duration Income Fund

347	Total Return Fund

372	Ultra Short Bond Fund

392	Statements of Assets and Liabilities

400	Statements of Operations

406	Statements of Changes in Net Assets

414	Financial Highlights

454	Notes to Financial Statements

507	Report of Independent Registered Public Accounting Firm

508	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund Annual Report

For the fiscal year ended November 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2017. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Lord Abbett Convertible Fund

For the fiscal year ended November 30, 2017, the Fund returned 17.86%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch All Convertibles, All Qualities Index,1 which returned 15.63% over the same period.

Domestic equity returns were positive over the past year, with large cap stocks, as

1

represented by the S&P 500® Index,2 rising 22.87% during the period, while small cap stocks, as represented by the Russell 2000® Index,3 were up 18.34%. During the 12-month period the leveraged credit sectors of the U.S. fixed income market, including high yield bonds and loans, experienced positive returns, outperforming traditional government related and investment grade securities. High yield corporate spreads continued to compress during the period and returns within the high yield markets were driven primarily by the lower quality segment, as CCC rated bonds meaningfully outperformed the broader market for the 12 month period.

Security selection contributed to performance, while sector allocation decisions detracted from relative performance for the 12 month period.

Among the largest contributors to the Fund’s relative performance during the period was positioning in the information technology industry. In addition, sector allocation and security selection decisions in the financials sector contributed to relative performance. Security selection in the energy and health care industries also aided relative Fund performance throughout the period.

Among the largest detractors from the Fund’s relative performance during the period was positioning in the materials and utilities sectors. In addition, security selection detracted from relative performance within the industrials sector.

Lord Abbett Core Fixed Income Fund

For the 12-month period ended November 30, 2017, the Fund returned 2.96%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,4 which returned 3.21%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

Detracting from performance relative to the benchmark during the period was the Fund’s security selection within mortgage-backed securities. More specifically, an up-in-coupon bias was a detractor, as higher coupons underperformed during the period.

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The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. As such, corporate credit spreads tightened across the credit spectrum during the 12-month period, particularly within lower-rated corporate debt. This was beneficial for both high yield and investment grade corporate bonds. For the 12-month period ended November 2017, the Fund’s security selection within investment grade corporate bonds was the main contributor to relative performance. Specifically, the Fund’s security selection within ‘BBB’ rated bonds contributed to performance, as these securities outperformed higher rated securities during the period.

Lord Abbett Core Plus Bond Fund

For the 12-month period ended November 30, 2017, the Fund returned 4.73%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Universal Index,5 which returned 3.94%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. Although there was some volatility in spreads during the period, corporate credit spreads tightened across the ratings spectrum during the 12-month period, which generated strong returns, particularly within lower-rated corporate debt. This was beneficial for both high yield and investment grade corporate bonds. For the 12-month period ended November 2017, the Fund’s positioning within investment grade corporate bonds contributed to performance.

Specifically, security selection within ‘BBB’ rated bonds contributed to performance. Additionally, the Fund’s overweight position and security selection in high yield corporate bonds contributed to relative performance. The Fund’s overweight position within commercial mortgage-backed securities also contributed to performance. We continue to find relative value within the ‘BBB’ rated segment of the commercial mortgage-backed securities market.

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The Fund’s underweight position in sovereign securities detracted from relative performance during the period. Sovereign debt of developed countries benefited from an improving global economic outlook.

Lord Abbett Corporate Bond Fund

For the period April 19th, 2017 (the Fund’s inception) to November 30th, 2017, the Fund returned 3.01%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Corporate Investment Grade Index,6 which returned 2.79%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. Although there was some volatility in spreads during the period, corporate credit spreads tightened across the ratings spectrum during the 12-month period, which generated strong returns, particularly within lower-rated corporate debt, benefiting both high yield and investment grade corporate bonds. For the period ended November 2017, positioning across the ratings spectrum contributed to performance. Specifically, the Fund’s underweight to ‘A’ and higher rated bonds and the Fund’s overweight to ‘BBB’ rated bonds, were positive contributors. The biggest driver of performance was security selection within ‘BBB’ rated corporate bonds.

Detracting from performance relative to the benchmark during the period were the Fund’s modest allocations to U.S. Government-related securities and asset-backed-securities, as these securities lagged riskier assets during the period.

Lord Abbett Floating Rate Fund

For the fiscal year ended November 30, 2017, the Fund returned 4.65%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,7 which returned 5.03% over the same period.

During the 12-month period the leveraged credit sectors of the U.S. fixed income market, including high yield bonds

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and loans, experienced positive returns, outperforming traditional government related and investment grade securities. Leveraged loan spreads compressed during the period and returns within the loan market were driven primarily by the lower quality segment, as CCC rated loans meaningfully outperformed the broader market during the period.

Overall, security selection detracted from performance, while sector allocation decisions aided relative performance for the 12 month period.

Among the largest detractors from the Fund’s relative performance during the period were holdings in the gaming and leisure and information technology sectors. Security selection detracted from relative performance within the energy and media sectors.

Among the largest contributors to the Fund’s relative performance during the period was positioning in the metals and minerals industry. In addition, overweight positions in the manufacturing industry contributed to relative performance. Security selection in the transportation and manufacturing industries also aided relative Fund performance throughout the period.

Lord Abbett High Yield Fund

For the fiscal year ended November 30, 2017, the Fund returned 10.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch U.S. High Yield

Constrained Index,10 which returned 9.28% over the same period.

During the 12-month period the leveraged credit sectors of the U.S. fixed income market, including high yield bonds and loans, experienced positive returns, outperforming traditional government-related and investment grade securities. Despite some episodes of heightened volatility, high yield corporate spreads continued to compress during the period and returns within the high yield market were driven primarily by the lower quality segment, as CCC rated bonds meaningfully outperformed the broader market for the 12 month period.

Both security selection and sector allocation decisions contributed to relative performance for the year ended November 30, 2017.

Among the largest contributors to the Fund’s relative performance during the period were underweight positioning and security selection in the communications industry, as secular headwinds in the sector intensified towards the end of the period. In addition, an overweight position in the transportation industry contributed to relative performance, as the sector posted strong returns for the period, driven by recovering global trade. Security selection in the consumer cyclicals and technology industries also aided relative Fund performance throughout the period.

Among the largest detractors from the Fund’s relative performance during the period were holdings in the capital goods and consumer non-cyclicals

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industries. Security selection detracted from relative performance within the energy and utilities sectors.

Lord Abbett Income Fund

For the 12-month period ended November 30, 2017, the Fund returned 7.33%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Credit Bond Index,8 which returned 5.98%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. Although there was some volatility in spreads during the period, corporate credit spreads tightened across the ratings spectrum during the 12-month period, which generated strong returns, particularly within lower-rated corporate debt. This was beneficial for both high yield and investment grade corporate bonds. For the 12-month period ended November 2017, the Fund’s positioning within investment grade corporate bonds was the largest contributor to relative performance. Specifically, the Fund’s overweight position and security selection in ‘BBB’ rated bonds contributed to performance. Additionally, the Fund’s allocation to high yield corporate bonds contributed to relative performance, as improving credit fundamentals and a continuation of low defaults created a positive environment for high yield bonds. The Fund’s exposure to various emerging market currencies also contributed to relative performance as the U.S. dollar was weakened against most currencies during the period.

The Fund’s overweight positions in U.S. Government-related securities and asset-backed securities detracted from performance during the period, as these securities lagged riskier assets.

Lord Abbett Inflation Focused Fund

For the 12-month period ended November 30 2017, the Fund returned 1.27%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. 1-5 Year TIPS Index,9 which returned 0.92%.

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The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The strategic design of this Fund takes a different approach to inflation protection than its benchmark, which is comprised entirely of U.S. Treasury Inflation Protected Securities (TIPS). This strategy combines a short-term bond portfolio with an overlay of Consumer Price Index (CPI) swaps through which the Fund seeks to hedge against inflation over a full market cycle.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. Although there was some volatility in spreads during the period, corporate credit spreads tightened across the ratings spectrum during the 12-month period, which generated strong returns, particularly within lower-rated corporate debt. This was beneficial for both high yield and investment grade corporate bonds. For the 12-month period ended November 2017, the primary drivers to outperformance were the Fund’s allocations to investment grade corporate bonds, high yield corporate bonds, and commercial mortgage-backed securities, as all three of these sectors outperformed TIPS during the period.

The Fund’s CPI swap overlay moderately detracted from performance, as expectations for inflation treaded lower over the period, most prominently during the second quarter of 2017, leading to weak returns from CPI swaps over the past 12-months.

In addition to the Fund’s allocation to CPI swaps, the Fund’s modest allocation to U.S. Government-related securities slightly detracted from performance.

Lord Abbett Short Duration Core Bond Fund

For the period April 19th, 2017 (the Fund’s inception) to November 30th, 2017, the Fund returned 0.70%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index,11 which returned 0.14%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-

7

1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credits. As such, corporate credit spreads tightened across the credit spectrum during the 12-month period, particularly within lower-rated corporate credit debt. This was beneficial for both high yield and investment grade corporate bonds. For the period ended November 2017, the Fund’s security selection within investment grade corporate bonds was the main contributor to performance. Specifically, the Fund’s overweight position and security selection within ‘BBB’ rated bonds contributed to performance, as these securities outperformed higher rated securities during the period.

The Fund’s underweight position in sovereign securities detracted from relative performance during the period. Sovereign debt of developed countries benefited from an improving global economic outlook.

Lord Abbett Short Duration Income Fund

For the 12-month period ended November 30, 2017, the Fund returned 2.55%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Credit Index,12 which returned 1.96%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

Consistent with the Fund’s strategic design, the Fund maintained exposure to a variety of bond market sectors in addition to the investment grade corporate bonds represented in the benchmark. This design provides portfolio diversification and allows for the flexibility to take advantage

8

of relative value opportunities across sectors. These sector weightings were important factors affecting performance.

The primary factor contributing to the Fund’s performance over the prior 12-months was security selection within investment grade corporate bonds. The Fund’s exposure to out-of-benchmark securities, such as commercial mortgage-backed securities, also contributed to performance, as these sectors outperformed investment grade corporate bonds during the period. In addition, the Fund’s exposure to high yield corporate bonds contributed to performance. High yield corporate bonds outperformed higher-rated securities as spreads tightened and improving fundamentals and low defaults created a positive environment for high yield bonds during the period.

The Fund’s modest allocation to asset-backed-securities and U.S. Government-related securities slightly detracted from performance. While these securities offer diversification and liquidity with limited volatility, they did not perform as well as corporate bonds during the period.

Lord Abbett Total Return Fund

For the 12-month period ended November 30, 2017, the Fund returned 3.65%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Universal Index,5 which returned 3.94%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017. Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

The Fund’s overweight positions in U.S. Government related securities and asset-backed securities detracted from performance during the period, as these securities lagged riskier assets. Security selection within mortgage-backed securities also detracted from performance. More specifically, an up-in-coupon bias was a detractor, as higher coupons underperformed.

The overall global economic picture and accommodative Fed policy have created a positive environment for corporate credit. Although there was some volatility in spreads during the period, corporate credit spreads tightened across

9

the ratings spectrum during the 12-month period, which generated strong returns, particularly within lower-rated corporate debt. This was beneficial for both high yield and investment grade corporate bonds. For the 12-month period ended November 2017, the Fund’s positioning within investment grade corporate bonds was the largest contributor to relative performance. Specifically, the Fund’s overweight position and security selection in ‘BBB’ rated bonds contributed to performance. Additionally, the Fund’s overweight position and security selection in high yield corporate bonds contributed to relative performance, as improving credit fundamentals and a continuation of low defaults have created a positive environment for high yield bonds.

Lord Abbett Ultra Short Bond Fund

For the 12-month period ended November 30, 2017, the Fund returned 1.30%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch U.S. Treasury Bill Index,13 which returned 0.76%.

The U.S. Federal Reserve gradually tightened the Fed Funds rate over the 12-month period ended November 30, 2017, by raising interest rates by 25bps three times, ultimately reaching a target range of 1.00-1.25%. Inflation rose at a moderate pace during the year. The Consumer Price Index (CPI) gained 2.2% over the 12-month period ended November 30, 2017.

Meanwhile, the employment picture continued to improve with the unemployment rate at 4.1%, compared to 4.6% a year earlier and a high of 10.0% in October 2009. The U.S. Treasury yield curve flattened during the period, with the yield on two-year Treasury notes increasing by 34bps. Yields on longer-dated Treasury bonds were mixed over the period, with the yield on 10-year Treasury bonds slightly higher and the yield on 30-year Treasury bonds falling 19bps.

Consistent with the Fund’s strategic design, the Fund maintained exposure to a variety of short maturity, investment grade bond market sectors in addition to the U.S. Treasury Bills represented in the benchmark. This design allows for the flexibility to take advantage of the opportunity for higher income and potential total return versus money market funds or other short term government related securities. The primary factors contributing to the Fund’s performance over the prior 12-months were allocations to investment grade bonds with floating and fixed rate coupons, asset-backed-securities, and commercial paper. These securities offered higher yields than U.S. Treasury Bills, and, given that they were primarily floating rate securities or very short maturities, they were able to generate positive total returns, while reinvesting at higher yields as short-term rates rose during the period.

Due to the short-term nature of the ultra-short bond market, there were no major detractors during the 12-month

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period, although the Fund’s modest allocations to cash and U.S. Government-related securities slightly detracted from performance.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The ICE BofA Merrill Lynch All Convertibles, All Qualities Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States.

2   The S&P 500® Index is widely regarded as the standard for measuring° large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3   The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

4   The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

5   The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

6   The Bloomberg Barclays U.S. Corporate Investment Grade Index is the Corporate component of the U.S. Credit index. The U.S. Credit index is defined as publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate and non-corporate sectors. Bonds must be an investment grade credit security and have at least $250 million par amount outstanding.

7   The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The CS Leveraged Loan Index, which includes reinvested dividends, has been taken from published sources.

8   The Bloomberg Barclays U.S. Credit Bond Index is the U.S. Credit component of the U.S. Government/Credit index. The index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. All returns are market value-weighted inclusive of accrued interest.

9   The Bloomberg Barclays U.S. 1-5 Year TIPS Index (also known as Barclays 1-5 Year U.S. Inflation-Linked Treasury Index) is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than five years.

10   The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

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11   The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index and includes U.S. government Treasury and agency securities, corporate bonds, and Yankee bonds.

12   The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Credit Index is an unmanaged index comprised of U.S. dollar-denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with between one and three years remaining to final maturity.

13   The ICE BofA Merrill Lynch US Treasury Bill Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2017. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

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Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch All Convertibles, All Qualities Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	15.19%	9.85%	5.43%	–
Class B4	11.99%	9.21%	5.04%	–
Class C5	16.25%	9.68%	5.01%	–
Class F6	18.06%	10.49%	5.84%	–
Class F3[7]	–	–	–	10.06%	*
Class I6	18.16%	10.60%	5.94%	–
Class P6	17.66%	10.17%	5.50%	–
Class R2[6]	17.49%	9.92%	5.41%	–
Class R3[6]	17.61%	10.05%	5.42%	–
Class R4[8]	17.90%	–	–	7.19%
Class R5[8]	18.18%	–	–	7.45%
Class R6[8]	18.16%	–	–	7.49%

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Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
0.65%	0.00%	0.03%	0.76%	0.88%	0.86%	0.43%	0.27%	0.37%	0.61%	0.86%	0.89%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

*    Since Class F3 shares have existed for less than one year, average annual returns are not provided.

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Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.63%	1.28%	3.97%	–
Class B4	-2.95%	0.55%	3.60%	–
Class C5	1.33%	1.10%	3.55%	–
Class F6	3.07%	1.84%	4.35%	–
Class F3[7]	–	–	–	1.99%	*
Class I6	3.07%	1.93%	4.45%	–
Class P6	3.76%	1.72%	4.10%	–
Class R2[6]	2.56%	1.34%	3.84%	–
Class R3[6]	2.67%	1.45%	3.94%	–
Class R4[8]	2.92%	–	–	2.17%
Class R5[8]	3.17%	–	–	2.43%
Class R6[8]	3.19%	–	–	2.49%

15

Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
1.99%	1.24%	1.42%	2.13%	2.44%	2.24%	3.67%	1.64%	1.74%	1.99%	2.24%	2.45%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

*    Since Class F3 shares have existed for less than one year, average annual returns are not provided.

16

Core Plus Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable
Sales Charge for the Period Ended November 30, 2017

	1 Year	Life of Class
Class A3	2.34%	3.47%
Class C4	2.98%	3.91%
Class F5	4.83%	4.76%
Class F3[6]	–	2.71%	*
Class I5	4.94%	4.87%
Class R2[5]	4.31%	4.25%
Class R3[5]	4.42%	4.35%
Class R4[5]	4.68%	4.61%
Class R5[5]	4.94%	4.87%
Class R6[5]	5.05%	5.00%

17

Standardized Yield for the Period Ended November 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
2.77%	2.14%	2.92%	3.13%	3.03%	2.44%	2.53%	2.77%	3.03%	3.12%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

*    Since Class F3 shares have existed for less than one year, average annual returns are not provided.

18

Corporate Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Corporate Investment Grade Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable
Sales Charge for the Period Ended November 30, 2017

Life of Class
Class A3	0.69%*
Class C4	1.52%*
Class F5	3.27%*
Class F3[5]	3.20%*
Class I5	3.13%*
Class R2[5]	2.76%*
Class R3[5]	2.82%*
Class R4[5]	2.98%*
Class R5[5]	3.14%*
Class R6[5]	3.20%*

19

Standardized Yield for the Period Ended November 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
2.78%	2.05%	2.94%	3.15%	3.05%	2.45%	2.55%	2.79%	3.04%	3.15%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations and performance for the Class began on April 19, 2017. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations and performance for the Class began on April 19, 2017. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations and performance for the Class began on April 19, 2017. Performance is at net asset value.

*    Since shares have existed for less than one year, average annual total returns are not provided.

20

Floating Rate Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse Leveraged Loan Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	Life of Class
Class A3	2.31%	3.75%	4.17%
Class C4	2.98%	3.54%	3.70%
Class F5	4.75%	4.33%	4.53%
Class F3[6]	–	–	2.67%	*
Class I5	4.85%	4.42%	4.66%
Class R2[5]	4.24%	3.81%	4.18%
Class R3[5]	4.35%	3.91%	4.20%
Class R4[7]	4.60%	–	4.39%
Class R5[7]	4.87%	–	4.67%
Class R6[7]	4.93%	–	4.72%
Class T8	–	–	-1.28%	*

21

Standardized Yield for the Period Ended November 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
4.13%	3.57%	4.32%	4.50%	4.41%	3.82%	3.92%	4.17%	4.43%	4.50%	4.17%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on December 31, 2007.

3    Commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC–required uniform method to compute such return.

4    Commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

8    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*    Since Classes F3 and T shares have existed for less than one year, average annual total returns are not provided.

22

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch U.S. High Yield Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	7.66%	6.67%	7.99%	–
Class B4	4.14%	5.99%	7.59%	–
Class C5	8.28%	6.46%	7.50%	–
Class F6	10.09%	7.25%	8.35%	–
Class F3[7]	–	–	–	5.28%	*
Class I6	10.19%	7.36%	8.47%	–
Class P6	9.81%	6.88%	8.00%	–
Class R2[6]	9.68%	6.73%	7.89%	–
Class R3[6]	9.64%	6.81%	7.98%	–
Class R4[8]	10.09%	–	–	6.98%
Class R5[8]	10.34%	–	–	7.24%
Class R6[8]	10.42%	–	–	7.38%
Class T9	–	–	–	-0.81%	*

23

Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
4.34%	3.65%	3.79%	4.54%	4.74%	4.65%	4.20%	4.05%	4.15%	4.40%	4.66%	4.70%	4.42%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017 is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

9    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*    Since Classes F3 and T shares have existed for less than one year, average annual total returns are not provided.

24

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Credit Bond Index, the Bloomberg Barclays Baa Corporate Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	5.05%	3.47%	6.22%	–
Class B4	1.46%	2.85%	5.82%	–
Class C5	5.28%	3.28%	5.77%	–
Class F6	7.43%	4.03%	6.60%	–
Class F3[7]	–	–	–	3.99%	*
Class I6	7.54%	4.14%	6.71%	–
Class R2[8]	6.49%	3.46%	–	6.43%
Class R3[8]	7.00%	3.64%	–	6.45%
Class R4[9]	6.89%	–	–	4.69%
Class R5[9]	7.55%	–	–	4.96%
Class R6[9]	7.66%	–	–	5.07%

25

Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
2.72%	1.98%	2.18%	2.87%	3.07%	3.00%	2.38%	2.49%	2.74%	2.99%	3.05%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017 is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

9    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

*    Since Class F3 shares have existed for less than one year, average annual total returns are not provided.

26

Inflation Focused Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays U.S. 1–5 Year TIPS Index, the Consumer Price Index for All Urban Consumers (“CPI-U”) and the ICE BofA Merrill Lynch 1–3 Year U.S. Corporate Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	Life Of Class
Class A3	-1.00%	-1.13%	-0.03%
Class C4	-0.35%	-1.34%	-0.35%
Class F5	1.36%	-0.59%	0.43%
Class F3[6]	–	–	0.33%	*
Class I5	1.47%	-0.48%	0.54%
Class R2[5]	0.87%	-1.09%	0.02%
Class R3[5]	0.97%	-0.98%	0.09%
Class R4[7]	1.22%	–	0.71%
Class R5[7]	1.48%	–	0.96%
Class R6[7]	1.67%	–	1.14%
Class T8	–	–	-1.66%	*

27

Standardized Yield for the Period Ended November 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
1.97%	1.35%	2.11%	2.37%	2.21%	1.61%	1.72%	1.97%	2.25%	2.38%	1.96%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return.

4    Commenced operations on April 20, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began April 29, 2011. Performance for other periods is at net asset value.

5    Commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

8    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*    Since Classes F3 and T shares have existed for less than one year, average annual total returns are not provided.

28

Short Duration Core Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Total Returns at Maximum Applicable
Sales Charge for the Period Ended November 30, 2017

Life of Class
Class A3	-1.57%*
Class C4	-0.77%*
Class F5	0.77%*
Class F3[5]	0.89%*
Class I5	0.83%*
Class R2[5]	0.47%*
Class R3[5]	0.53%*
Class R4[5]	0.68%*
Class R5[5]	0.83%*
Class R6[5]	0.89%*

29

Standardized Yield for the Period Ended November 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
1.57%	0.81%	1.71%	1.91%	1.81%	1.22%	1.32%	1.56%	1.80%	1.91%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations and performance for the Class began on April 19, 2017. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations and performance for the Class began on April 19, 2017. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations and performance for the Class began on April 19, 2017. Performance is at net asset value.

*    Since shares have existed for less than one year, average annual total returns are not provided.

30

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch 1–3 Year U.S. Corporate Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.23%	1.59%	3.88%	–
Class B4	-3.43%	0.91%	3.49%	–
Class C5	0.92%	1.46%	3.41%	–
Class F6	2.65%	2.21%	4.24%	–
Class F3[7]	–	–	–	1.62%	*
Class I6	2.51%	2.26%	4.34%	–
Class R2[8]	2.14%	1.67%	–	3.25%
Class R3[8]	2.25%	1.77%	–	3.35%
Class R4[9]	2.50%	–	–	2.17%
Class R5[9]	2.76%	–	–	2.33%
Class R6[9]	2.82%	–	–	2.49%
Class T10	–	–	–	-2.22%	*

31

Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
2.11%	1.36%	1.52%	2.25%	2.40%	2.36%	1.76%	1.86%	2.10%	2.36%	2.41%	2.13%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

9    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

10    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*    Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

32

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Universal Index and the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	1.28%	1.86%	4.52%	–
Class B4	-2.18%	1.15%	4.12%	–
Class C5	1.99%	1.67%	4.08%	–
Class F6	3.74%	2.44%	4.88%	–
Class F3[7]	–	–	–	2.22%	*
Class I6	3.85%	2.53%	5.01%	–
Class P6	3.38%	2.07%	4.53%	–
Class R2[6]	3.24%	1.92%	4.39%	–
Class R3[6]	3.34%	2.02%	4.49%	–
Class R4[8]	3.60%	–	–	2.72%
Class R5[8]	3.87%	–	–	2.89%
Class R6[8]	3.98%	–	–	3.06%
Class T9	–	–	–	-2.17%	*

33

Standardized Yield for the Period Ended November 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
2.32%	1.57%	1.75%	2.47%	2.69%	2.58%	2.13%	1.98%	2.08%	2.33%	2.58%	2.70%	2.27%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2017, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before

the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8    Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

9    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended November 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*    Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

34

Ultra Short Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch U.S. Treasury Bill Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Net Asset Value#
for the Periods Ended November 30, 2017

	1 Year	Life of Class
Class A2	1.30%	1.30%
Class F2	1.34%	1.34%
Class F3[3]	–	0.96%	*
Class I2	1.46%	1.46%
Class R5[2]	1.48%	1.47%
Class R6[2]	1.53%	1.53%

35

Standardized Yield for the Period Ended November 30, 2017

Class A	Class F	Class F3	Class I	Class R5	Class R6
1.36%	1.41%	1.53%	1.53%	1.54%	1.59%

1    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

2    Commenced operations on October 12, 2016 and performance for the Class began on October 17, 2016. Performance is at net asset value.

3    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

#    Sales charge not applicable to Ultra Short Bond Fund.

*    Since Class F3 shares have existed for less than one year, average annual total returns are not provided.

36

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 through November 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/17 – 11/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

37

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			6/1/17 –
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,075.60	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.22
Class B
Actual	$1,000.00	$1,072.00	$9.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.84	$9.30
Class C
Actual	$1,000.00	$1,072.70	$8.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.44
Class F
Actual	$1,000.00	$1,076.90	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.41	$4.71
Class F3
Actual	$1,000.00	$1,076.90	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$4.10
Class I
Actual	$1,000.00	$1,076.90	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class P
Actual	$1,000.00	$1,074.70	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.43
Class R2
Actual	$1,000.00	$1,073.70	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.23
Class R3
Actual	$1,000.00	$1,074.50	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.68
Class R4
Actual	$1,000.00	$1,076.10	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R5
Actual	$1,000.00	$1,077.00	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class R6
Actual	$1,000.00	$1,076.90	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.10

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.84% for Class B, 1.67% for Class C, 0.93% for Class F, 0.81% for Class F3, 0.83% for Class I, 1.27% for Class P, 1.43% for Class R2, 1.32% for Class R3, 1.08% for Class R4, 0.83% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

38

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Automotive	1.14%	Media	2.00%
Banking	5.54%	Real Estate	2.75%
Basic Industry	3.37%	Retail	2.84%
Capital Goods	3.92%	Services	0.49%
Consumer Goods	1.16%	Technology & Electronics	36.06%
Energy	6.55%	Telecommunications	2.14%
Financial Services	1.55%	Transportation	2.33%
Healthcare	15.18%	Utility	6.41%
Insurance	0.56%	Repurchase Agreement	2.89%
Leisure	3.12%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

39

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			6/1/17 –
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,005.90	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class B
Actual	$1,000.00	$1,001.80	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.44
Class C
Actual	$1,000.00	$1,002.70	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class F
Actual	$1,000.00	$1,006.40	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84
Class F3
Actual	$1,000.00	$1,007.40	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.78
Class I
Actual	$1,000.00	$1,006.90	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class P
Actual	$1,000.00	$1,012.80	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$4.37
Class R2
Actual	$1,000.00	$1,003.90	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.42
Class R3
Actual	$1,000.00	$1,004.40	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class R4
Actual	$1,000.00	$1,005.60	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class R5
Actual	$1,000.00	$1,006.90	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$1,007.50	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.47% for Class B, 1.30% for Class C, 0.56% for Class F, 0.35% for Class F3, 0.48% for Class I, 0.86% for Class P, 1.07% for Class R2, 0.96% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.35% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

40

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	0.58%	Materials & Processing	0.44%
Capital Goods	0.06%	Municipal	0.23%
Consumer Cyclical	0.20%	Producer Durables	0.28%
Consumer Services	1.03%	Technology	1.23%
Consumer Staples	0.73%	Telecommunications	0.61%
Energy	1.90%	Transportation	0.10%
Financial Services	32.61%	U.S. Government	52.37%
Foreign Government	2.67%	Utilities	2.20%
Health Care	0.55%	Repurchase Agreement	2.10%
Integrated Oils	0.11%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

41

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			6/1/17 –
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,010.90	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class C
Actual	$1,000.00	$1,007.30	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.98
Class F
Actual	$1,000.00	$1,011.40	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class F3
Actual	$1,000.00	$1,012.20	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.98
Class I
Actual	$1,000.00	$1,011.90	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R2
Actual	$1,000.00	$1,008.90	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R3
Actual	$1,000.00	$1,009.40	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class R4
Actual	$1,000.00	$1,010.60	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.75
Class R5
Actual	$1,000.00	$1,011.90	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$1,012.40	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.38% for Class C, 0.58% for Class F, 0.39% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.74% for Class R4, 0.48% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

42

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	1.42%	Integrated Oils	0.51%
Basic Industry	0.37%	Materials & Processing	4.08%
Capital Goods	0.20%	Municipal	0.21%
Consumer Cyclical	1.47%	Producer Durables	0.70%
Consumer Discretionary	0.79%	Technology	2.38%
Consumer Services	2.79%	Telecommunications	1.78%
Consumer Staples	0.50%	Transportation	0.47%
Energy	5.10%	U.S. Government	28.12%
Financial Services	40.84%	Utilities	1.75%
Foreign Government	2.67%	Repurchase Agreement	2.08%
Health Care	1.77%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

43

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,022.00	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class C
Actual	$1,000.00	$1,018.90	$7.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.49
Class F
Actual	$1,000.00	$1,024.50	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class F3
Actual	$1,000.00	$1,023.50	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.93
Class I
Actual	$1,000.00	$1,023.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R2
Actual	$1,000.00	$1,020.00	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R3
Actual	$1,000.00	$1,020.40	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class R4
Actual	$1,000.00	$1,021.70	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class R5
Actual	$1,000.00	$1,023.00	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$1,023.50	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.16	$1.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class C, 0.58% for Class F, 0.38% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

44

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	3.11%	Materials & Processing	5.28%
Basic Industry	0.59%	Municipal	0.72%
Capital Goods	0.72%	Producer Durables	0.92%
Consumer Cyclical	1.92%	Technology	5.57%
Consumer Services	4.51%	Telecommunications	3.92%
Consumer Staples	1.68%	Transportation	1.26%
Energy	12.94%	U.S. Government	3.05%
Financial Services	33.29%	Utilities	9.51%
Health Care	7.96%	Repurchase Agreement	1.95%
Integrated Oils	1.10%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

45

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,019.00	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class C
Actual	$1,000.00	$1,014.60	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.44
Class F
Actual	$1,000.00	$1,019.50	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$1,020.40	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.74
Class I
Actual	$1,000.00	$1,018.90	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14
Class R2
Actual	$1,000.00	$1,017.00	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.17
Class R3
Actual	$1,000.00	$1,016.40	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.67
Class R4
Actual	$1,000.00	$1,018.80	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41
Class R5
Actual	$1,000.00	$1,019.00	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14
Class R6
Actual	$1,000.00	$1,020.40	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74
Class T
Actual	$1,000.00	$1,012.90	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.52	$2.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.47% for Class C, 0.72% for Class F, 0.54% for Class F3, 0.62% for Class I, 1.22% for Class R2, 1.12% for Class R3, 0.87% for Class R4, 0.62% for Class R5, 0.54% for Class R6, and 0.76% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F, F3, I, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).

46

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Aerospace	4.11%	Industrial	0.39%
Chemicals	2.04%	Information Technology	9.39%
Consumer Durables	1.30%	Manufacturing	5.89%
Consumer Non-Durables	0.88%	Media/Telecommunications	10.89%
Energy	4.09%	Metals/Minerals	2.41%
Financial	7.48%	Retail	3.31%
Food and Drug	2.31%	Service	11.71%
Food/Tobacco	1.45%	Transportation	4.37%
Forest Products	1.46%	Utility	4.10%
Gaming/Leisure	10.12%	Repurchase Agreement	5.48%
Healthcare	4.50%	Total	100.00%
Housing	2.32%

*	A sector may comprise several industries.
**	Represents percent of total investments.

47

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,032.00	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.61
Class B
Actual	$1,000.00	$1,026.70	$8.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.44	$8.69
Class C
Actual	$1,000.00	$1,028.70	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.99
Class F
Actual	$1,000.00	$1,032.60	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.10
Class F3
Actual	$1,000.00	$1,033.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.14
Class I
Actual	$1,000.00	$1,033.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class P
Actual	$1,000.00	$1,030.80	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.87
Class R2
Actual	$1,000.00	$1,030.00	$6.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.63
Class R3
Actual	$1,000.00	$1,029.20	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class R4
Actual	$1,000.00	$1,031.80	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class R5
Actual	$1,000.00	$1,033.10	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class R6
Actual	$1,000.00	$1,033.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14
Class T
Actual	$1,000.00	$1,017.60	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.83

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.72% for Class B, 1.58% for Class C, 0.81% for Class F, 0.62% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.72% for Class R5, 0.62% for Class R6 and 0.83% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).

48

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Asset Backed	0.40%	Leisure	6.50%
Automotive	2.65%	Media	7.34%
Banking	4.26%	Real Estate	0.56%
Basic Industry	16.56%	Retail	4.04%
Capital Goods	4.03%	Services	5.05%
Consumer Goods	3.21%	Technology & Electronics	4.93%
Energy	14.07%	Telecommunications	4.91%
Financial Services	3.61%	Transportation	3.91%
Foreign Government	1.17%	Utility	3.12%
Healthcare	6.11%	Repurchase Agreement	2.53%
Insurance	1.04%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

49

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,021.40	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class B
Actual	$1,000.00	$1,017.30	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$8.04
Class C
Actual	$1,000.00	$1,014.70	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$1,021.90	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$1,022.90	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.38
Class I
Actual	$1,000.00	$1,022.40	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class R2
Actual	$1,000.00	$1,015.80	$5.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.97
Class R3
Actual	$1,000.00	$1,019.80	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R4
Actual	$1,000.00	$1,017.60	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class R5
Actual	$1,000.00	$1,022.40	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class R6
Actual	$1,000.00	$1,023.00	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.38

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.59% for Class B, 1.39% for Class C, 0.68% for Class F, 0.47% for Class F3, 0.58% for Class I, 1.18% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

50

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	2.82%	Integrated Oils	1.13%
Basic Industry	0.30%	Materials & Processing	5.99%
Capital Goods	0.92%	Municipal	0.64%
Consumer Cyclical	1.98%	Others	0.04%
Consumer Discretionary	1.26%	Producer Durables	0.85%
Consumer Services	4.17%	Technology	2.98%
Consumer Staples	1.07%	Telecommunications	3.23%
Energy	11.73%	Transportation	0.94%
Financial Services	30.01%	U.S. Government	17.10%
Foreign Government	0.53%	Utilities	6.18%
Health Care	4.12%	Repurchase Agreement	2.01%
		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

51

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			6/1/17 –
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,011.60	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.80
Class C
Actual	$1,000.00	$1,008.20	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.18
Class F
Actual	$1,000.00	$1,012.10	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class F3
Actual	$1,000.00	$1,013.40	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.93
Class I
Actual	$1,000.00	$1,012.60	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class R2
Actual	$1,000.00	$1,009.50	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.82
Class R3
Actual	$1,000.00	$1,010.10	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.32
Class R4
Actual	$1,000.00	$1,011.30	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class R5
Actual	$1,000.00	$1,012.60	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.79
Class R6
Actual	$1,000.00	$1,013.40	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.16	$1.93
Class T
Actual	$1,000.00	$1,008.60	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.25	$2.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A,1.42% for Class C, 0.65% for Class F, 0.38% for Class F3, 0.55% for Class I, 1.15% for Class R2, 1.05% for Class R3, 0.80% for Class R4, 0.55% for Class R5, 0.38% for Class R6 and 0.77% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F, F3, I, R2, R3, R4, R5, and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).

52

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	1.94%	Integrated Oils	0.39%
Basic Industry	0.27%	Materials & Processing	3.42%
Capital Goods	0.74%	Municipal	0.30%
Consumer Cyclical	1.86%	Other	0.16%
Consumer Discretionary	0.58%	Producer Durables	1.19%
Consumer Services	1.22%	Technology	2.60%
Consumer Staples	0.68%	Telecommunications	0.62%
Energy	8.13%	Transportation	0.20%
Financial Services	63.80%	U.S. Government	6.19%
Foreign Government	0.30%	Utilities	2.82%
Health Care	1.89%	Repurchase Agreement	0.70%
		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

53

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			6/1/17 –
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,003.50	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$1,000.60	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.93
Class F
Actual	$1,000.00	$1,005.10	$2.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class F3
Actual	$1,000.00	$1,005.10	$1.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.52
Class I
Actual	$1,000.00	$1,005.60	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class R2
Actual	$1,000.00	$1,002.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.06
Class R3
Actual	$1,000.00	$1,003.10	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class R4
Actual	$1,000.00	$1,004.30	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class R5
Actual	$1,000.00	$1,005.60	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class R6
Actual	$1,000.00	$1,005.10	$1.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.56	$1.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.37% for Class C, 0.50% for Class F, 0.30% for Class F3, 0.40% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.30% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

54

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	1.96%	Materials & Processing	2.40%
Basic Industry	0.40%	Municipal	0.08%
Capital Goods	0.14%	Producer Durables	0.05%
Consumer Cyclical	0.04%	Technology	0.51%
Energy	5.39%	U.S. Government	13.16%
Financial Services	66.00%	Utilities	3.66%
Foreign Government	2.64%	Repurchase Agreement	1.55%
Health Care	2.02%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

55

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			6/1/17–
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,008.80	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99
Class B
Actual	$1,000.00	$1,002.40	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class C
Actual	$1,000.00	$1,005.60	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.23
Class F
Actual	$1,000.00	$1,009.20	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class F3
Actual	$1,000.00	$1,007.70	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.67
Class I
Actual	$1,000.00	$1,007.40	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R2
Actual	$1,000.00	$1,004.40	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.01
Class R3
Actual	$1,000.00	$1,004.90	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.51
Class R4
Actual	$1,000.00	$1,008.50	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class R5
Actual	$1,000.00	$1,007.40	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R6
Actual	$1,000.00	$1,010.10	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.67
Class T
Actual	$1,000.00	$1,002.90	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.86	$2.00

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.40% for Class B, 1.23% for Class C, 0.49% for Class F, 0.33% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.39% for Class R5, 0.33% for Class R6 and 0.56% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).

56

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	1.94%	Integrated Oils	0.41%
Basic Industry	0.29%	Materials & Processing	3.60%
Capital Goods	0.72%	Municipal	0.40%
Consumer Cyclical	1.22%	Other	0.15%
Consumer Discretionary	0.72%	Producer Durables	0.77%
Consumer Services	1.64%	Technology	2.63%
Consumer Staples	0.65%	Telecommunications	0.69%
Energy	8.65%	Transportation	0.33%
Financial Services	65.06%	U.S. Government	5.59%
Foreign Government	0.32%	Utilities	2.32%
Health Care	1.86%	Repurchase Agreement	0.04%
		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

57

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			6/1/17–
	6/1/17	11/30/17	11/30/17
Class A
Actual	$1,000.00	$1,008.20	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class B
Actual	$1,000.00	$1,003.20	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.49
Class C
Actual	$1,000.00	$1,005.00	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.63
Class F
Actual	$1,000.00	$1,008.70	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class F3
Actual	$1,000.00	$1,008.80	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class I
Actual	$1,000.00	$1,009.20	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class P
Actual	$1,000.00	$1,006.90	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.41	$4.71
Class R2
Actual	$1,000.00	$1,006.20	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R3
Actual	$1,000.00	$1,006.70	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class R4
Actual	$1,000.00	$1,007.90	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class R5
Actual	$1,000.00	$1,008.20	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$1,009.80	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.26	$1.83
Class T
Actual	$1,000.00	$1,003.70	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.04	$3.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class B, 1.31% for Class C, 0.58% for Class F, 0.35% for Class F3, 0.48% for Class I, 0.93% for Class P, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5, 0.36% for Class R6 and 0.70% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6) and multiplied by 123/365 (to reflect the period from July 28, 2017, commencement of operations, to November 30, 2017, for Class T).

58

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	1.07%	Materials & Processing	2.51%
Basic Industry	0.12%	Municipal	0.38%
Consumer Cyclical	0.96%	Other	0.02%
Consumer Discretionary	0.54%	Producer Durables	0.56%
Consumer Services	1.39%	Technology	1.60%
Consumer Staples	0.60%	Telecommunications	0.87%
Energy	2.85%	Transportation	0.23%
Financial Services	33.18%	U.S. Government	45.17%
Foreign Government	3.77%	Utilities	1.50%
Health Care	0.86%	Repurchase Agreement	1.57%
Integrated Oils	0.25%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

59

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/17	11/30/17	6/1/17 – 11/30/17
Class A
Actual	$1,000.00	$1,006.50	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class F
Actual	$1,000.00	$1,006.80	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class F3
Actual	$1,000.00	$1,006.50	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.07	$1.01
Class I
Actual	$1,000.00	$1,007.30	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class R5
Actual	$1,000.00	$1,007.40	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class R6
Actual	$1,000.00	$1,007.70	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.07	$1.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.40% for Class A, 0.35% for Class F, 0.20% for Class F3, 0.25% for Class I, 0.25% for Class R5, and 0.20% for Class R6) multiplied by the average account value over the period, and multiplied by 183/365 (to reflect one-half year period).

60

Portfolio Holdings Presented by Sector

November 30, 2017

Sector*	%**	Sector*	%**
Auto	6.07%	Materials & Processing	4.88%
Capital Goods	0.09%	Producer Durables	1.05%
Consumer Cyclical	2.45%	Technology	2.21%
Consumer Discretionary	2.77%	Telecommunications	0.06%
Consumer Services	1.28%	Transportation	1.25%
Consumer Staples	3.15%	U.S. Government	1.86%
Energy	7.06%	Utilities	4.83%
Financial Services	56.92%	Repurchase Agreement	0.04%
Health Care	4.03%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

61

Schedule of Investments

CONVERTIBLE FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.40%

COMMON STOCKS 16.89%

Aerospace/Defense 0.26%
Kratos Defense & Security Solutions, Inc.*	216	$2,252,880

Banking 1.60%
Bank of America Corp.	220	6,197,400
Comerica, Inc.	45	3,732,288
SVB Financial Group*	18	4,074,756
Total		14,004,444

Building & Construction 0.44%
William Lyon Homes Class A*	130	3,879,200

Building Materials 0.69%
Builders FirstSource, Inc.*	174	3,549,600
Owens Corning	28	2,473,800
Total		6,023,400

Diversified Capital Goods 0.89%
Exponent, Inc.	50	3,775,000
Valmont Industries, Inc.	23	3,974,400
Total		7,749,400

Electronics 0.99%
Nintendo Co., Ltd.(a)	JPY 21	8,685,781

Energy: Exploration & Production 0.45%
Carrizo Oil & Gas, Inc.*	205	3,962,650

Forestry/Paper 0.32%
Louisiana-Pacific Corp.*	100	2,761,000

Gaming 0.33%
Penn National Gaming, Inc.*	100	2,876,000

Health Facilities 0.24%
Teleflex, Inc.	8	2,124,160

Health Services 0.29%
Insmed, Inc.*	82	2,557,580

62	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
Investments & Miscellaneous Financial Services 0.30%
Grupo Financiero Galicia SA ADR	46	$2,627,980

Machinery 1.01%
Altra Industrial Motion Corp.	66	3,207,600
DMG Mori Co., Ltd.(a)	JPY 135	2,734,695
Nabtesco Corp.(a)	JPY 73	2,870,652
Total		8,812,947

Medical Products 0.76%
Intuitive Surgical, Inc.*	9	3,628,003
Mazor Robotics Ltd. ADR*	52	3,023,800
Total		6,651,803

Metals/Mining (Excluding Steel) 0.60%
Southern Copper Corp. (Peru)(b)	61	2,565,050
Vedanta Ltd. ADR	148	2,696,560
Total		5,261,610

Multi-Line Insurance 0.56%
MGIC Investment Corp.*	334	4,883,080

Pharmaceuticals 1.77%
Blueprint Medicines Corp.*	50	3,753,000
Exelixis, Inc.*	116	3,141,280
Sage Therapeutics, Inc.*	42	3,881,220
Spark Therapeutics, Inc.*	34	2,489,820
Vertex Pharmaceuticals, Inc.*	15	2,164,350
Total		15,429,670

Real Estate Investment Trusts 0.75%
Prologis, Inc.	34	2,251,820
Terreno Realty Corp.	114	4,286,400
Total		6,538,220

Recreation & Travel 0.24%
Aristocrat Leisure Ltd.(a)	AUD 127	2,122,436

Software/Services 1.67%
Alarm.com Holdings, Inc.*	69	2,828,310
Arista Networks, Inc.*	12	2,797,440
Cognizant Technology Solutions Corp. Class A	41	2,963,480
MSCI, Inc.	28	3,603,600

See Notes to Financial Statements.	63

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
Software/Services (continued)
Talend SA ADR*	61	$2,418,185
Total		14,611,015

Specialty Retail 1.47%
At Home Group, Inc.*	100	2,763,000
Columbia Sportswear Co.	50	3,515,500
Kering(a)	EUR 8	3,547,567
VF Corp.	42	3,064,320
Total		12,890,387

Support: Services 0.49%
United Rentals, Inc.*	27	4,305,960

Transportation: Infrastructure/Services 0.77%
CAI International, Inc.*	85	2,911,250
XPO Logistics, Inc.*	48	3,813,277
Total		6,724,527
Total Common Stocks (cost $128,349,633)		147,736,130

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 65.34%

Aerospace/Defense 0.50%
Aerojet Rocketdyne Holdings, Inc.†	2.25%	12/15/2023	$3,150	4,364,719

Air Transportation 0.95%
Air Transport Services Group, Inc.†	1.125%	10/15/2024	8,000	8,340,000

Automakers 1.14%
Navistar International Corp.	4.75%	4/15/2019	6,450	6,994,219
Tesla, Inc.	1.25%	3/1/2021	2,800	3,010,000
Total				10,004,219

Building & Construction 1.08%
Vinci SA (France)(b)	0.375%	2/16/2022	8,400	9,414,300

Cable & Satellite Television 1.64%
DISH Network Corp.	3.375%	8/15/2026	12,840	14,372,775

Consumer/Commercial/Lease Financing 0.68%
Air Lease Corp.	3.875%	12/1/2018	3,912	5,943,795

64	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Generation 3.59%
NRG Yield, Inc.†	3.25%	6/1/2020	$31,400	$31,380,375

Electric: Integrated 1.62%
NextEra Energy Partners LP†	1.50%	9/15/2020	14,500	14,137,500

Electronics 12.21%
II-VI, Inc.†	0.25%	9/1/2022	4,340	5,221,563
Intel Corp.	3.25%	8/1/2039	15,360	33,168,077
Microchip Technology, Inc.	1.625%	2/15/2025	13,271	22,452,873
Micron Technology, Inc.	2.125%	2/15/2033	5,925	22,955,672
Novellus Systems, Inc.	2.625%	5/15/2041	3,010	17,273,637
Teradyne, Inc.†	1.25%	12/15/2023	4,125	5,741,484
Total				106,813,306

Energy: Exploration & Production 3.51%
Oasis Petroleum, Inc.	2.625%	9/15/2023	6,750	7,720,313
PDC Energy, Inc.	1.125%	9/15/2021	12,500	12,101,562
SM Energy Co.	1.50%	7/1/2021	5,000	4,725,000
SolarCity Corp.	1.625%	11/1/2019	6,596	6,105,423
Total				30,652,298

Health Facilities 1.28%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	11,175	11,161,031

Hotels 1.63%
Caesars Entertainment Corp.	5.00%	10/1/2024	7,076	14,288,877

Investments & Miscellaneous Financial Services 0.57%
Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022	5,000	5,000,000

Machinery 1.29%
Chart Industries, Inc.†	1.00%	11/15/2024	10,550	11,242,344

Media: Content 0.36%
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	610	3,159,419

Medical Products 4.02%
Insulet Corp.†	1.375%	11/15/2024	12,678	13,018,721
Neurocrine Biosciences, Inc.†	2.25%	5/15/2024	6,675	8,201,906
NuVasive, Inc.	2.25%	3/15/2021	7,600	8,849,250
Quidel Corp.	3.25%	12/15/2020	3,700	5,126,813
Total				35,196,690

See Notes to Financial Statements.	65

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services 1.34%
Ensco Jersey Finance Ltd. (Jersey)†(b)	3.00%	1/31/2024	$5,000	$4,175,000
Weatherford International Ltd.	5.875%	7/1/2021	7,470	7,502,681
Total				11,677,681

Personal & Household Products 0.35%
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	Zero Coupon	2/16/2021	1,000	3,090,000

Pharmaceuticals 2.33%
Clovis Oncology, Inc.	2.50%	9/15/2021	1,275	1,635,188
Illumina, Inc.	0.50%	6/15/2021	8,350	10,093,062
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024	6,000	6,408,750
TESARO, Inc.	3.00%	10/1/2021	900	2,270,250
Total				20,407,250

Real Estate Investment Trusts 0.78%
VEREIT, Inc.	3.00%	8/1/2018	6,836	6,853,090

Software/Services 15.16%
Altaba, Inc.	Zero Coupon	12/1/2018	9,710	13,175,256
CalAmp Corp.	1.625%	5/15/2020	5,800	6,213,250
FireEye, Inc.	1.00%	6/1/2035	26,207	24,781,994
HubSpot, Inc.†	0.25%	6/1/2022	5,050	5,532,906
Priceline Group, Inc. (The)	1.00%	3/15/2018	4,717	8,667,488
RealPage, Inc.†	1.50%	11/15/2022	4,050	5,128,313
Red Hat, Inc.	0.25%	10/1/2019	3,595	6,246,313
salesforce.com, Inc.	0.25%	4/1/2018	4,600	7,204,750
Twitter, Inc.	1.00%	9/15/2021	25,500	23,635,312
VeriSign, Inc.	4.702%	8/15/2037	5,585	18,779,562
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	8,300	8,144,375
Weibo Corp. (China)†(b)	1.25%	11/15/2022	4,526	5,057,805
Total				132,567,324

Specialty Retail 1.38%
RH†	Zero Coupon	7/15/2020	11,606	12,048,479

Steel Producers/Products 0.26%
Allegheny Technologies, Inc.	4.75%	7/1/2022	1,280	2,264,000

66	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology Hardware & Equipment 6.14%
Lumentum Holdings, Inc.†	0.25%	3/15/2024	$4,825	$5,597,000
Palo Alto Networks, Inc.	Zero Coupon	7/1/2019	4,400	6,094,000
Square, Inc.†	0.375%	3/1/2022	3,200	5,766,000
SunPower Corp.	0.75%	6/1/2018	23,890	23,651,100
SunPower Corp.	4.00%	1/15/2023	14,602	12,575,972
Total				53,684,072

Theaters & Entertainment 0.92%
Live Nation Entertainment, Inc.	2.50%	5/15/2019	5,900	8,046,125

Transportation: Infrastructure/Services 0.61%
Ship Finance International Ltd. (Norway)(b)	5.75%	10/15/2021	5,000	5,334,375
Total Convertible Bonds (cost $519,127,276)				571,444,044

	Dividend		Shares
	Rate		(000)

CONVERTIBLE PREFERRED STOCKS 15.17%

Banking 3.96%
Wells Fargo & Co.	7.50%		26	34,611,210

Electric: Integrated 1.22%
NextEra Energy, Inc.	6.371%		152	10,702,320

Energy: Exploration & Production 1.28%
Southwestern Energy Co.	6.25%		283	4,100,670
WPX Energy, Inc.	6.25%		125	7,102,500
Total				11,203,170

Health Services 2.16%
Anthem, Inc.	5.25%		327	18,877,710

Medical Products 1.55%
Becton Dickinson & Co.	6.125%		223	13,531,640

Personal & Household Products 0.81%
Stanley Black & Decker, Inc.	5.375%		58	7,071,925

Pharmaceuticals 0.82%
Allergan plc	5.50%		12	7,215,685

Real Estate Investment Trusts 1.23%
Crown Castle International Corp.	6.875%		9	10,746,579

See Notes to Financial Statements.	67

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

	Dividend	Shares	Fair
Investments	Rate	(000)	Value
Telecommunications: Wireless 2.14%
American Tower Corp.	5.50%	80	$10,066,770
T-Mobile US, Inc.	5.50%	88	8,679,440
Total			18,746,210
Total Convertible Preferred Stocks (cost $125,910,137)			132,706,449

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CORPORATE BOND 0.00%

Metals/Mining (Excluding Steel)
Peabody Energy Corp. (cost $0)	10.00%	3/15/2022	$2,785	278	(c)
Total Long-Term Investments (cost $773,387,046)				851,886,901

SHORT-TERM INVESTMENT 2.90%

REPURCHASE AGREEMENT
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $25,840,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $25,823,437; proceeds: $25,314,832 (cost $25,314,748)			25,315	25,314,748
Total Investments in Securities 100.30% (cost $798,701,794)				877,201,649
Liabilities in Excess of Cash, Foreign Cash and Other Assets(d) (0.30%)				(2,602,258)
Net Assets 100.00%				$874,599,391

ADR	American Depositary Receipt.
AUD	Australian dollar.
EUR	euro.
JPY	Japanese yen.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

68	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2017

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Danish krone	Buy	Barclays Bank plc	1/10/2018	4,874,000	$774,156	$781,594	$7,438
Danish krone	Buy	J.P. Morgan	1/10/2018	4,337,000	690,536	695,481	4,945
Danish krone	Buy	J.P. Morgan	1/10/2018	3,789,000	604,087	607,604	3,517
euro	Buy	State Street Bank and Trust	2/16/2018	9,714,000	11,615,743	11,617,543	1,800
euro	Buy	State Street Bank and Trust	2/16/2018	1,841,000	2,194,376	2,201,760	7,384
euro	Buy	State Street Bank and Trust	2/16/2018	1,776,000	2,116,066	2,124,023	7,957
Swiss franc	Buy	State Street Bank and Trust	1/5/2018	1,618,000	1,648,574	1,649,654	1,080
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	1,190,000,000	10,640,005	10,598,020	41,985
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	144,100,000	1,293,446	1,283,340	10,106
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	115,940,000	1,037,399	1,032,550	4,849
Swiss franc	Sell	Barclays Bank plc	1/5/2018	2,220,000	2,292,863	2,263,431	29,432
Swiss franc	Sell	State Street Bank and Trust	1/5/2018	1,170,000	1,202,436	1,192,889	9,547
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$130,040

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Swiss franc	Buy	State Street Bank and Trust	1/5/2018	1,772,000	$1,810,027	$1,806,667	$(3,360)
Danish krone	Sell	Barclays Bank plc	1/10/2018	13,000,000	2,060,782	2,084,680	(23,898)
euro	Sell	State Street Bank and Trust	2/16/2018	16,250,000	19,237,922	19,434,329	(196,407)
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	100,000,000	879,604	890,590	(10,986)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(234,651)

See Notes to Financial Statements.	69

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3	Total
Common Stocks
Electronics	$–		$8,685,781	$–	$8,685,781
Machinery	3,207,600		5,605,347	–	8,812,947
Recreation & Travel	–		2,122,436	–	2,122,436
Specialty Retail	9,342,820		3,547,567	–	12,890,387
Remaining Industries	115,224,579		–	–	115,224,579
Convertible Bonds	–		571,444,044	–	571,444,044
Convertible Preferred Stocks	132,706,449	(3)	–	–	132,706,449
Corporate Bonds	–		–	278	278
Repurchase Agreement	–		25,314,748	–	25,314,748
Total	$260,481,448		$616,719,923	$278	$877,201,649

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–		$130,040	$–	$130,040
Liabilities	–		(234,651)	–	(234,651)
Total	$–		$(104,611)	$–	$(104,611)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	WPX Energy, Inc. was transferred from Level 2 to Level 1 due to the security being valued at a closing market price in an active market on November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2016	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	278
Transfers out of Level 3	–
Balance as of November 30, 2017	$278
Change in unrealized appreciation/depreciation for year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$–

70	See Notes to Financial Statements.

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.00%

ASSET-BACKED SECURITIES 23.69%

Automobiles 10.74%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$737	$737,027
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,517	1,534,151
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,365	1,395,851
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	637	668,254
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	1,685	1,694,158
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	663	663,229
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,185	1,186,630
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	122	122,120
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	586	585,700
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	4,853	4,849,536
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,677,646
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,261	1,260,146
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	679,822
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	3,111	3,105,879
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	4,596	4,576,531
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,140,285
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	1,454	1,460,164
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,046,977
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	1,597	1,596,523

See Notes to Financial Statements.	71

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	$419	$420,076
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	529	528,636
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	805,254
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	568,663
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,313,211
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,083	1,082,175
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	600	599,992
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	785	786,442
CarMax Auto Owner Trust 2014-3 B	2.04%	3/16/2020	1,558	1,559,488
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	977	979,715
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	295	294,468
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	66	65,751
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	512	511,558
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,122	1,114,873
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	561	560,325
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	3,611	3,607,144
Chrysler Capital Auto Receivables Trust 2014-AA C†	2.28%	11/15/2019	1,662	1,664,987
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	265	265,295
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,030,570
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	3,816	3,815,826
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	676,286
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	373,847
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	575,316
CPS Auto Trust 2017-D A†	1.87%	3/15/2021	2,838	2,835,909
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	473	475,282
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,821	3,850,213
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	1,605	1,608,015
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	743	744,774
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,992,654
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	671,880
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	2,302	2,302,155
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	2,357	2,356,374
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	845	846,248
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	964	967,090
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,113,919

72	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	$1,379	$1,384,561
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,175,830
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	1,010	1,012,778
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,283,412
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	844	850,614
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,390	1,392,182
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	8	7,750
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	642	641,208
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	3,760	3,758,535
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,338,847
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	510	509,963	(a)
Flagship Credit Auto Trust 2014-1 B†	2.55%	2/18/2020	219	219,505
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	1,303	1,301,218
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	1,360	1,356,661
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	743,653
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	307	306,773
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	493	492,822
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	1,141	1,139,062
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	530	525,779
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	256	252,013
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,161	1,163,661
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	359	357,127
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	112	111,571
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	259	259,091
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	4,824	4,809,369
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	1,058	1,056,433
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	1,051	1,050,508
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	2,660	2,648,922
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%	3/15/2021	4,372	4,411,476
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	1,429	1,430,298
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	917	920,997
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	902	905,093
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,835,589
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	283	284,036
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	655	655,777
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	348	347,564
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	734	733,334
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	4,685	4,682,821

See Notes to Financial Statements.	73

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	$2,071	$2,092,692
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	454	455,693
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	1,155	1,154,392
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,589	2,537,075
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	1,102	1,101,007
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	244	244,060
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	1,156	1,147,626
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	92	91,903
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%		6/17/2019	401	400,533
Total					137,526,854

Credit Cards 4.69%
BA Credit Card Trust 2015-A1 A	1.58% (1 Mo. LIBOR + .33%	)#	6/15/2020	9,459	9,462,898
Barclays Dryrock Issuance Trust 2015-2 A	1.56%		3/15/2021	4,977	4,975,841
Barclays Dryrock Issuance Trust 2017-2 A	1.55% (1 Mo. LIBOR + .30%	)#	5/15/2023	5,056	5,072,329
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	1,084	1,083,706
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	387	386,908
Capital One Multi-Asset Execution Trust 2017-A5	1.83% (1 Mo. LIBOR + .58%	)#	7/15/2027	1,210	1,221,698
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,929	2,915,727
Citibank Credit Card Issuance Trust 2017-A5	1.914% (1 Mo. LIBOR + 0.62%	)#	4/22/2026	1,862	1,883,655
Discover Card Execution Note Trust 2013-A1	1.55% (1 Mo. LIBOR + 0.30%	)#	8/17/2020	8,030	8,034,121
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	2,710	2,717,353
World Financial Network Credit Card Master Trust 2013-A	1.61%		12/15/2021	6,318	6,318,205
World Financial Network Credit Card Master Trust 2015-A	1.73% (1 Mo. LIBOR + .48%	)#	2/15/2022	4,972	4,977,425
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	734,892
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	3,031	3,025,416
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	5,031	5,031,392
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,216,284
Total					60,057,850

74	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 8.26%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$1,204	$1,204,716
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	5,331	5,330,350
AMMC CLO XII Ltd. 2013-12A AR†	2.61% (3 Mo. LIBOR + 1.2%	)#	11/10/2030	1,867	1,883,037
Apidos CLO XVI 2013-16A CR†	4.357% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	500	503,026
Ares XXIX CLO Ltd. 2014-1A A1R†	2.543% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	2,500	2,511,040
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	499	498,138
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	784	778,337
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	504,604
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	1,621	1,620,641
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	487	486,605
Ascentium Equipment Receivables Trust 2017-2A A1†	1.45%		11/13/2018	4,134	4,133,318
Atrium XIII-13A A1†	2.621% (3 Mo. LIBOR + 1.18%	)#	11/21/2030	900	900,167
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	3,000	3,015,372
BlueMountain CLO Ltd. 2013-2A A1R†	2.539% (3 Mo. LIBOR + 1.18%	)#	10/22/2030	1,681	1,694,428
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.504% (3 Mo. LIBOR + 1.15%	)#	4/18/2025	1,067	1,067,455
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.559% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	2,500	2,509,945
Cavalry CLO IV Ltd. 2014-4A B1R†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	559	560,094
Cent CLO Ltd. 2013-17A A1†	2.678% (3 Mo. LIBOR + 1.30%	)#	1/30/2025	1,000	1,001,745
Cent CLO Ltd. 2013-18A A†	2.483% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	581	582,380
CIFC Funding Ltd. 2017-5A A1†	2.543% (3 Mo. LIBOR + 1.18%	)#	11/16/2030	4,093	4,092,963
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	145	145,074
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	1,405	1,403,496

See Notes to Financial Statements.	75

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
CNH Equipment Trust 2016-A A2B	1.77% (1 Mo. LIBOR + .52%	)#	7/15/2019	$192	$192,229
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	186	186,330
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	249	248,794
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	1,638	1,637,681
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	497	497,012
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	334	332,631
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	419	417,832
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	302	302,936
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	1,953	1,944,813
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	1,985	1,989,963
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	2,863	2,861,677
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	2,852	2,884,414
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,364	1,360,356
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,385,027
Jamestown CLO VII Ltd. 2015-7A CR†(b)	Zero Coupon (3 Mo. LIBOR + 2.0%	)#	7/25/2027	1,431	1,438,155	(a)
JFIN CLO Ltd. 2014-1A B1R†	2.813% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,502,847
JFIN Revolver CLO Ltd. 2014-2A A2†	2.736% (3 Mo. LIBOR + 1.30%	)#	2/20/2022	2	2,212
KKR CLO Ltd-11 AR†(b)	Zero Coupon (3 Mo. LIBOR + 1.18%	)#	1/15/2031	4,813	4,814,465
KKR CLO Ltd. 11-A†	2.879% (3 Mo. LIBOR +1.52%	)#	4/15/2027	4,650	4,662,422
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	244	243,941
Marble Point CLO XI Ltd. 2017-2A A†(b)	Zero Coupon (3 Mo. LIBOR + 1.18%	)#	12/18/2030	4,231	4,231,000	(a)
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	3,087	3,088,363
NZCG Funding Ltd. 2015-2A A1†	2.925% (3 Mo. LIBOR + 1.55%	)#	4/27/2027	1,500	1,512,016
Oaktree EIF I Series Ltd. 2015-A1 B†	3.954% (3 Mo. LIBOR + 2.60%	)#	10/18/2027	3,250	3,265,363
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.566% (3 Mo. LIBOR + 1.15%	)#	11/15/2025	2,250	2,257,150
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.116% (3 Mo. LIBOR + 1.70%	)#	11/15/2025	2,300	2,309,435
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,068	1,076,526
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,125,522
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	121,376
Palmer Square Loan Funding Ltd. 2017-1A B†	3.02% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	850	854,233

76	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.637% (3 Mo. LIBOR + .27%	)#	4/25/2038	$818	$791,483
Regatta IV Funding Ltd. 2014-1A DR†	4.667% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	1,500	1,500,905
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,087	1,086,830	(a)
SLM Private Education Loan Trust 2010-A 2A†	4.50% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	720	742,269
SoFi Professional Loan Program LLC 2017-E A1†	1.828% (1 Mo. LIBOR + .5%	)#	11/26/2040	2,487	2,489,497
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	1,889	1,881,602
Sound Point CLO IX Ltd. 2015-2A AR†	2.243% (3 Mo. LIBOR + .88%	)#	7/20/2027	566	566,189
Tralee CLO III Ltd. 2014-3A AR†	2.393% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	3,556	3,555,921
Tryon Park CLO Ltd. 2013-1A A1†	2.479% (3 Mo. LIBOR + 1.12%	)#	7/15/2025	852	854,236
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	618	618,020
Voya Clo Ltd. 2017-4A A1†	Zero Coupon (3 Mo. LIBOR + 1.13%	)#	10/15/2030	1,158	1,164,427
WhiteHorse VIII Ltd. 2014-1A AR†	2.277% (3 Mo. LIBOR + .9%	)#	5/1/2026	4,332	4,335,522
Total					105,760,553
Total Asset-Backed Securities (cost $303,184,690)					303,345,257

CORPORATE BONDS 20.11%

Automotive 0.65%
Ford Motor Co.	7.45%		7/16/2031	2,559	3,326,627
General Motors Co.	6.60%		4/1/2036	4,111	4,935,498
Total					8,262,125

Banks: Regional 6.18%
Banco de Credito e Inversiones (Chile)†(c)	3.50%		10/12/2027	1,290	1,264,200
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	2,890	2,939,875
Bank of America Corp.	3.824% (3 Mo. LIBOR + 1.58%	)#	1/20/2028	3,958	4,094,565
Bank of America Corp.	4.00%		1/22/2025	1,716	1,773,866
Bank of America Corp.	4.45%		3/3/2026	940	999,504
Bank of Montreal (Canada)†(c)	2.50%		1/11/2022	6,474	6,478,948
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	3,377	3,425,513
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	2,574	2,650,078

See Notes to Financial Statements.	77

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	4.45%		9/29/2027	$1,374	$1,445,136
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025	1,622	1,699,287
First Republic Bank	4.625%		2/13/2047	1,072	1,124,012
Goldman Sachs Group, Inc. (The)	2.908%	#	6/5/2023	2,518	2,505,762
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	2,388	3,154,729
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	1,452	1,468,043
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	5,499	5,664,745
Manufacturers & Traders Trust Co.	3.40%		8/17/2027	656	661,050
Morgan Stanley	3.625%		1/20/2027	1,528	1,553,983
Morgan Stanley	3.875%		1/27/2026	2,306	2,391,806
Morgan Stanley	4.00%		7/23/2025	2,870	3,007,822
Morgan Stanley	7.25%		4/1/2032	290	399,935
Santander UK Group Holdings plc (United Kingdom)(c)	3.823%	#(d)	11/3/2028	1,490	1,494,862
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	575	618,143
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	2,280	2,973,884
Toronto-Dominion Bank (The) (Canada)†(c)	2.50%		1/18/2023	7,769	7,774,209
Toronto-Dominion Bank (The) (Canada)(c)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031	3,505	3,480,156
Wells Fargo & Co.	3.00%		10/23/2026	2,539	2,480,832
Wells Fargo Bank NA	5.85%		2/1/2037	5,775	7,259,094
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,183,195
Westpac Banking Corp. (Australia)(c)	4.322% (USISDA05 + 2.24%	)#	11/23/2031	2,122	2,181,780
Total					79,149,014

Beverages 0.68%
Anheuser-Busch InBev Finance, Inc.	4.625%		2/1/2044	2,165	2,359,051
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	4,967	5,516,286
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	800	803,629
Total					8,678,966

Building Materials 0.03%
Boral Finance Pty Ltd. (Australia)†(c)	3.00%		11/1/2022	394	392,109

Business Services 0.05%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027	704	702,285

Chemicals 0.05%
Mexichem SAB de CV (Mexico)†(c)	4.875%		9/19/2022	550	589,600

78	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.32%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$656	$664,669
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	592	639,261
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,145,609
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	504	634,360
Total				4,083,899

Computer Software 0.16%
Oracle Corp.	6.125%	7/8/2039	1,557	2,090,729

Drugs 0.07%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	1,007	926,135

Electric: Power 2.25%
Appalachian Power Co.	7.00%	4/1/2038	1,098	1,549,439
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	1,357	1,859,501
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	918	916,368
Dominion Energy, Inc.	7.00%	6/15/2038	936	1,275,219
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(b)(c)	4.45%	8/1/2035	650	661,752
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	2,079	2,047,612
Exelon Generation Co. LLC	5.60%	6/15/2042	2,000	2,104,303
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,365,491
Midamerican Funding LLC	6.927%	3/1/2029	877	1,157,493
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	700	711,245
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,620,265
Pacific Gas & Electric Co.†	3.30%	12/1/2027	3,473	3,458,079
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	671,940
Progress Energy, Inc.	7.75%	3/1/2031	3,047	4,259,735
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,121,683
South Carolina Electric & Gas Co.	6.05%	1/15/2038	418	511,531
South Carolina Electric & Gas Co.	6.625%	2/1/2032	581	727,452
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,799,367
Total				28,818,475

Electrical Equipment 0.07%
Xilinx, Inc.	2.95%	6/1/2024	885	880,274

Financial Services 0.93%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	371,856
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	750,938

See Notes to Financial Statements.	79

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Discover Financial Services	4.10%	2/9/2027	$2,720	$2,778,951
E*TRADE Financial Corp.	3.80%	8/24/2027	540	538,206
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	2,485	2,644,470
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,960,012
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	882	927,801
SUAM Finance BV (Curacao)†(c)	4.875%	4/17/2024	1,835	1,969,873
Total				11,942,107

Food 0.14%
Whole Foods Market, Inc.	5.20%	12/3/2025	1,573	1,791,842

Health Care Services 0.54%
Anthem, Inc.	3.65%	12/1/2027	2,574	2,590,734
Ascension Health	3.945%	11/15/2046	681	703,143
HCA, Inc.	5.50%	6/15/2047	1,009	1,024,135
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	1,028,206
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,286	1,316,190
NYU Hospitals Center	4.368%	7/1/2047	217	231,289
Total				6,893,697

Insurance 0.75%
American International Group, Inc.	4.70%	7/10/2035	977	1,056,879
Lincoln National Corp.	6.30%	10/9/2037	502	629,754
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,629	5,228,867
Unum Group	5.75%	8/15/2042	713	861,268
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,800,709
Total				9,577,477

Leisure 0.13%
Carnival plc	7.875%	6/1/2027	1,230	1,629,921

Machinery: Agricultural 0.13%
BAT Capital Corp.†	3.557%	8/15/2027	1,676	1,676,473

Manufacturing 0.18%
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.40%	3/16/2027	2,247	2,292,626

80	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.15%
21st Century Fox America, Inc.	6.20%	12/15/2034	$284	$350,248
21st Century Fox America, Inc.	7.75%	12/1/2045	634	937,571
Comcast Corp.	3.15%	3/1/2026	1,108	1,114,357
Comcast Corp.†	3.969%	11/1/2047	4,136	4,151,794
Cox Communications, Inc.†	8.375%	3/1/2039	3,194	4,438,410
Time Warner Cable LLC	7.30%	7/1/2038	1,864	2,302,513
Time Warner Entertainment Co. LP	8.375%	7/15/2033	1,019	1,387,089
Total				14,681,982

Metals & Minerals: Miscellaneous 0.41%
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036	1,250	1,587,686
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	3,324	3,658,176
Total				5,245,862

Natural Gas 0.14%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,837,242

Oil 1.07%
Cenovus Energy, Inc. (Canada)†(c)	5.40%	6/15/2047	1,517	1,551,253
Eni SpA (Italy)†(c)	5.70%	10/1/2040	5,053	5,397,315
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,219,881
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	452	475,278
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,603	2,177,246
Valero Energy Corp.	10.50%	3/15/2039	1,077	1,826,001
Total				13,646,974

Oil: Crude Producers 0.90%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	770	787,092
Energy Transfer LP	6.625%	10/15/2036	1,000	1,140,317
Energy Transfer LP	7.50%	7/1/2038	2,143	2,649,682
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,984,520
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	652	804,644
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	300	376,904
Kinder Morgan, Inc.	7.75%	1/15/2032	1,827	2,346,062
Kinder Morgan, Inc.	7.80%	8/1/2031	365	468,160
Total				11,557,381

Oil: Integrated Domestic 0.12%
Halliburton Co.	6.70%	9/15/2038	326	433,192
Halliburton Co.	7.45%	9/15/2039	772	1,085,132
Total				1,518,324

See Notes to Financial Statements.	81

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.05%
Boston Properties LP(b)	3.20%	1/15/2025	$1,453	$1,448,051
EPR Properties	4.75%	12/15/2026	888	915,625
EPR Properties	5.25%	7/15/2023	4,129	4,410,308
Goodman US Finance Four LLC†	4.50%	10/15/2037	745	762,772
Goodman US Finance Three LLC†	3.70%	3/15/2028	642	636,708
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	2,259	2,316,320
Physicians Realty LP	4.30%	3/15/2027	492	500,769
SL Green Operating Partnership LP	3.25%	10/15/2022	877	876,939
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,557,384
Total				13,424,876

Retail 0.09%
McDonald’s Corp.	6.30%	10/15/2037	878	1,156,716

Technology 0.89%
Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	1,950	2,007,141
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	200	204,386
Amazon.com, Inc.†	3.15%	8/22/2027	2,086	2,091,025
Amazon.com, Inc.	4.80%	12/5/2034	4,110	4,752,256
Expedia, Inc.†	3.80%	2/15/2028	1,501	1,445,005
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	900	913,011
Total				11,412,824

Telecommunications 0.67%
AT&T, Inc.	5.15%	2/14/2050	336	333,892
AT&T, Inc.	6.00%	8/15/2040	3,604	4,080,515
AT&T, Inc.	6.50%	9/1/2037	1,990	2,354,198
Verizon Communications, Inc.	4.862%	8/21/2046	1,814	1,858,369
Total				8,626,974

Transportation: Miscellaneous 0.11%
Union Pacific Corp.	4.10%	9/15/2067	1,365	1,371,396

Utilities 0.20%
Aquarion Co.†	4.00%	8/15/2024	2,500	2,598,811
Total Corporate Bonds (cost $250,363,707)				257,457,116

82	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.55%

Bahamas 0.05%
Commonwealth of Bahamas†(c)	6.95%		11/20/2029	$588	$637,980

Bermuda 0.11%
Government of Bermuda†	3.717%		1/25/2027	1,400	1,405,250

Canada 0.58%
Province of Quebec Canada(c)	2.75%		4/12/2027	7,518	7,470,015

Cayman Islands 0.06%
Cayman Islands Government†	5.95%		11/24/2019	700	757,481

Indonesia 0.08%
Republic of Indonesia†(c)	4.35%		1/8/2027	948	1,000,726

Japan 2.40%
Japan Bank for International Corp.(c)	2.125%		11/16/2020	30,865	30,683,551

Mexico 0.27%
United Mexican States(c)	4.00%		10/2/2023	3,360	3,541,440
Total Foreign Government Obligations (cost $45,610,850)					45,496,443

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.94%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.306%	#(e)	2/25/2032	12,484	1,995,080
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	206	205,111
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(e)	11/16/2055	4,514	4,536,244
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(e)	2/16/2049	3,286	3,290,958
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(e)	2/16/2053	778	775,122
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,813	3,781,296
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,376	3,314,018
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,807	1,781,163
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,205	1,183,676
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,324	1,315,271
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,108	1,093,274
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,547	1,527,944
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $25,065,522)					24,799,157

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.61%
Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	33,259	33,182,338
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044 - 8/1/2047	16,490	17,310,343

See Notes to Financial Statements.	83

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	$1,163	$1,215,038
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	8,475	8,774,465
Federal National Mortgage Assoc.(f)	3.50%		TBA	76,000	77,901,545
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	46,241	48,489,097
Federal National Mortgage Assoc.	4.50%		6/1/2047 - 9/1/2047	35,275	37,558,768
Federal National Mortgage Assoc.(f)	4.50%		TBA	24,000	25,519,753
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	4,683	5,221,828
Federal National Mortgage Assoc.	6.50%		1/1/2036	38	43,428
Government National Mortgage Assoc.(f)	3.00%		TBA	34,000	34,262,967
Total Government Sponsored Enterprises Pass-Throughs (cost $290,818,501)					289,479,570

MUNICIPAL BONDS 0.25%

Miscellaneous
District of Columbia	5.591%		12/1/2034	2,030	2,523,777
Pennsylvania	5.35%		5/1/2030	650	687,811
Total Municipal Bonds (cost $3,211,599)					3,211,588

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.50%
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	2,100	2,072,486
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,644,732
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,223,802
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(e)	11/15/2050	1,694	1,729,825
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(e)	6/15/2050	561	572,333
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.403%	#(e)	5/10/2047	24,047	1,459,374
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,294,774
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(e)	4/15/2049	709	545,823
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.384%	#(e)	8/10/2047	4,242	216,759
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	260,443
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801%	#(e)	10/10/2048	1,000	1,022,528
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#(e)	10/10/2048	2,000	1,800,142

84	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589%	#(e)	7/10/2050	$620	$635,020
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#(e)	7/10/2050	1,138	1,086,044
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589%	#(e)	7/10/2050	1,471	1,179,233
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.971% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	2,925	2,937,014
CSAIL Commercial Mortgage Trust 2015-C2 C	4.35%	#(e)	6/15/2057	325	299,516
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(e)	6/10/2034	895	785,999
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(e)	12/15/2034	953	959,205
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%		11/10/2050	404	415,257
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#(e)	7/10/2048	685	689,306
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,402,247
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(e)	8/5/2034	2,231	2,122,444
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.297%	#(e)	4/15/2047	4,670	129,775
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.422%	#(e)	4/15/2047	1,381	25,679
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453%	#(e)	7/15/2048	2,629	2,583,911
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	635	653,957
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(e)	9/25/2042	487	471,997
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(e)	1/5/2043	250	255,209
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(e)	11/15/2050	2,073	2,139,745
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.27%	#(e)	5/15/2048	2,000	1,580,951
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(e)	7/15/2048	343	345,091
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.043%	#(e)	1/15/2059	1,524	1,257,209
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(e)	11/15/2050	2,006	2,058,146
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.294%	#(e)	5/15/2047	9,387	439,936
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732%	#(e)	5/15/2047	1,909	66,607
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.809%	#(e)	10/15/2057	24,174	780,979

See Notes to Financial Statements.	85

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
2014-C23 XB IO	0.307%	#(e)	10/15/2057	$36,416	$612,743
Total Non-Agency Commercial Mortgage-Backed Securities (cost $43,882,917)					44,756,241

U.S. TREASURY OBLIGATIONS 33.35%
U.S. Treasury Bond	2.75%		8/15/2047	3,759	3,690,942
U.S. Treasury Bond	2.75%		11/15/2047	6,973	6,851,381
U.S. Treasury Bond	3.00%		5/15/2047	51,387	53,023,957
U.S. Treasury Inflation Indexed Bond(g)	0.625%		1/15/2026	12,328	12,416,791
U.S. Treasury Note	1.125%		8/31/2021	9,718	9,401,026
U.S. Treasury Note	1.25%		3/31/2021	6,264	6,118,044
U.S. Treasury Note	1.375%		5/31/2021	33,112	32,418,071
U.S. Treasury Note	1.50%		10/31/2019	27,934	27,782,327
U.S. Treasury Note	1.625%		11/30/2019	30,193	30,172,360
U.S. Treasury Note	1.625%		12/31/2019	12,405	12,357,754
U.S. Treasury Note	1.75%		11/15/2020	27,126	27,011,032
U.S. Treasury Note	1.75%		5/31/2022	35,185	34,638,671
U.S. Treasury Note	1.875%		4/30/2022	14,249	14,107,067
U.S. Treasury Note	1.875%		9/30/2022	90,141	89,052,970
U.S. Treasury Note	2.00%		10/31/2022	19,856	19,731,124
U.S. Treasury Note	2.25%		11/15/2027	28,796	28,370,247
U.S. Treasury Note	2.625%		11/15/2020	19,350	19,748,338
Total U.S. Treasury Obligations (cost $430,276,679)					426,892,102
Total Long-Term Investments (cost $1,392,414,465)					1,395,437,474

SHORT-TERM INVESTMENT 2.34%

REPURCHASE AGREEMENT
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $30,630,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $30,610,366; proceeds: $30,005,685 (cost $30,005,585)				30,006	30,005,585
Total Investments in Securities 111.34% (cost $1,422,420,050)					1,425,443,059
Liabilities in Excess of Other Assets(h) (11.34%)					(145,175,651)
Net Assets 100.00%					$1,280,267,408

86	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

IO	Interest Only.
LIBOR	London Interbank Offered Rate
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(i).
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Treasury Bond	March 2018	173	Short	$(23,141,978)	$(23,038,734)	$103,244

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	443	Long	$94,989,637	$94,981,969	$(7,668)
U.S. 5-Year Treasury Note	March 2018	710	Long	82,881,034	82,604,062	(276,972)
Totals				$177,870,671	$177,586,031	$(284,640)

See Notes to Financial Statements.	87

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$137,016,891	$509,963	$137,526,854
Other	–	99,004,568	6,755,985	105,760,553
Remaining Industries	–	60,057,850	–	60,057,850
Corporate Bonds	–	257,457,116	–	257,457,116
Foreign Government Obligations	–	45,496,443	–	45,496,443
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	24,799,157	–	24,799,157
Government Sponsored Enterprises Pass-Throughs	–	289,479,570	–	289,479,570
Municipal Bonds	–	3,211,588	–	3,211,588
Non-Agency Commercial Mortgage-Backed Securities	–	44,756,241	–	44,756,241
U.S. Treasury Obligations	–	426,892,102	–	426,892,102
Repurchase Agreement	–	30,005,585	–	30,005,585
Total	$–	$1,418,177,111	$7,265,948	$1,425,443,059

Other Financial Instruments
Futures Contracts
Assets	$103,244	$–	$–	$103,244
Liabilities	(284,640)	–	–	(284,640)
Total	$(181,396)	$–	$–	$(181,396)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

88	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$3,708,486
Accrued Discounts (Premiums)	2
Realized Gain (Loss)	(6,285)
Change in Unrealized Appreciation (Depreciation)	7,154
Purchases	7,258,793
Sales	(3,702,202)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2017	$7,265,948
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$7,154

See Notes to Financial Statements.	89

Schedule of Investments

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.11%

ASSET-BACKED SECURITIES 23.08%

Automobiles 9.20%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$7	$7,016
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	6	6,294
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	80	80,435
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,084
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	14	14,222
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	12	12,017
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	1	1,173
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	5	5,277
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,131
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	12	11,992
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7	6,957
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	32	31,947
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	47	46,801
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9	9,034
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	43,074
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	11	11,031
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,469
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	38	38,008
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	24	24,294
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	7,943

90	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	$73		$72,574
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	8		8,015
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	10		10,028
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22		22,082
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	–	(a)	495
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	5		4,854
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	160		159,560
Chrysler Capital Auto Receivables Trust 2014-AA C†	2.28%	11/15/2019	16		16,029
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	2		2,483
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	7		7,017
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18		18,170
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4		4,122
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	22		21,907
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	23		22,994
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	11		11,044
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11		11,296
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	9		9,025
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	12		12,041
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	8		8,063
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	–	(a)	284
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	6		5,893
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	14		13,998
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10		9,999	(b)
Flagship Credit Auto Trust 2014-1 B†	2.55%	2/18/2020	2		2,425
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	14		13,963
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	13		13,388
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10		9,982
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	9		9,106
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	4		3,680
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	10		10,370
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	59		59,461
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	3		2,984
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	1		976
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	8		7,964
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	9		9,400
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	7		7,247
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	9		9,243

See Notes to Financial Statements.	91

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	$13	$12,938
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	18	18,078
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	9	9,121
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	3	3,099
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	7	6,994
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	45	44,633
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	20	20,210
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	5	5,019
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	11	10,502
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10	9,982
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	6	6,397
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	11	10,920
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	1	1,183
Total					1,220,437

Credit Cards 3.62%
BA Credit Card Trust 2015-A1 A	1.58% (1 Mo. \LIBOR + .33%	)#	6/15/2020	90	90,037
Capital One Multi-Asset Execution Trust 2017-A5	1.83% (1 Mo. LIBOR + .58%	)#	7/15/2027	12	12,116
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	29	28,869
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	100	100,271
World Financial Network Credit Card Master Trust 2013-A	1.61%		12/15/2021	100	100,003
World Financial Network Credit Card Master Trust 2015-A	1.73% (1 Mo. LIBOR + .48%	)#	2/15/2022	45	45,049
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	29	28,947
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	52	52,004
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	23	23,034
Total					480,330

Other 10.26%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	250	250,149
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	4	3,976

92	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	$15	$14,997
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	4	3,997
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	5	5,145
CNH Equipment Trust 2016-A A2B	1.77% (1 Mo. LIBOR + .52%	)#	7/15/2019	2	1,799
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	27	26,638
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	59	58,356
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	97	96,998
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	99,954
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	28	28,037
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	22	21,985
KKR CLO Ltd-11 AR†(c)	Zero Coupon	#(d)	1/15/2031	250	250,076
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.637% (3 Mo. LIBOR + .27%	)#	4/25/2038	52	49,967
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	100	99,985	(b)
Shackleton CLO 2014-6A A2R†	2.513% (3 Mo. LIBOR + 1.16%	)#	7/17/2026	250	250,597
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	100	99,608
Total					1,362,264
Total Asset-Backed Securities (cost $3,062,571)					3,063,031

CORPORATE BONDS 40.97%

Air Transportation 0.09%
Air Canada (Canada)†(e)	7.75%		4/15/2021	10	11,475

Auto Parts: Original Equipment 0.25%
American Axle & Manufacturing, Inc.†	6.25%		4/1/2025	24	24,720
TI Group Automotive Systems LLC (United Kingdom)†(e)	8.75%		7/15/2023	8	8,620
Total					33,340

Automotive 1.30%
BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,950
Ford Motor Co.	7.45%		7/16/2031	50	64,999
General Motors Co.	6.60%		4/1/2036	56	67,231
Tesla, Inc.†	5.30%		8/15/2025	31	29,712
Total					172,892

See Notes to Financial Statements.	93

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 6.58%
Bank of America Corp.	3.824%	#(d)	1/20/2028		$135	$139,658
Bank of America Corp.	4.00%		1/22/2025		7	7,236
Bank of America Corp.	4.45%		3/3/2026		8	8,506
Bank of Montreal (Canada)†(e)	2.50%		1/11/2022		64	64,049
CIT Group, Inc.	6.00%		4/1/2036		15	15,975
Citigroup, Inc.	3.887%	#(d)	1/10/2028		129	132,813
Citigroup, Inc.	4.45%		9/29/2027		13	13,673
European Investment Bank (Luxembourg)(e)	1.25%		5/15/2018		18	17,973
Goldman Sachs Group, Inc. (The)	2.908%	#(d)	6/5/2023		25	24,879
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		35	46,238
JPMorgan Chase & Co.	3.782%	#(d)	2/1/2028		60	61,808
M&T Bank Corp.	5.125%	#(d)	–	(f)	21	22,339
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021		16	17,823
Morgan Stanley	3.625%		1/20/2027		30	30,510
Morgan Stanley	3.875%		1/27/2026		9	9,335
Morgan Stanley	4.00%		7/23/2025		17	17,816
Popular, Inc.	7.00%		7/1/2019		20	20,600
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022		40	44,145
Santander UK plc (United Kingdom)(e)	7.95%		10/26/2029		30	39,130
Toronto-Dominion Bank (The) (Canada)†(e)	2.50%		1/18/2023		77	77,052
Toronto-Dominion Bank (The) (Canada)(e)	3.625%	#(d)	9/15/2031		7	6,950
Wells Fargo Capital X	5.95%		12/1/2086		30	34,439
Westpac Banking Corp. (Australia)(e)	4.322%	#(d)	11/23/2031		20	20,563
Total						873,510

Beverages 0.29%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036		35	38,871

Biotechnology Research & Production 0.16%
Amgen, Inc.	6.40%		2/1/2039		16	20,593

Building Materials 0.64%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022		4	3,981
Norbord, Inc. (Canada)†(e)	6.25%		4/15/2023		11	12,017
Standard Industries, Inc.†	5.50%		2/15/2023		7	7,368
Standard Industries, Inc.†	6.00%		10/15/2025		28	30,316
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025		17	17,382
Vulcan Materials Co.	7.15%		11/30/2037		10	13,363
Total						84,427

94	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.00%
Brink’s Co. (The)†	4.625%	10/15/2027	$15	$14,918
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5	5,163
Monitronics International, Inc.	9.125%	4/1/2020	20	16,950
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,637
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	16	17,700
Rent-A-Center, Inc.	4.75%	5/1/2021	13	12,220
United Rentals North America, Inc.	4.875%	1/15/2028	45	45,618
Total				133,206

Chemicals 0.86%
Dow Chemical Co. (The)	9.40%	5/15/2039	10	16,905
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	22	24,557
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	30	33,019
Rayonier AM Products, Inc.†	5.50%	6/1/2024	18	17,849
Tronox Finance LLC†	7.50%	3/15/2022	15	15,787
Valvoline, Inc.†	5.50%	7/15/2024	5	5,325
Total				113,442

Coal 0.09%
Peabody Energy Corp.†	6.00%	3/31/2022	2	2,065
Peabody Energy Corp.†	6.375%	3/31/2025	10	10,325
Total				12,390

Computer Hardware 0.99%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	6	6,079
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,639
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	71,520
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,598
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	12	15,104
Leidos, Inc.	7.125%	7/1/2032	20	22,800
Total				131,740

Computer Software 0.61%
MSCI, Inc.†	5.75%	8/15/2025	25	27,063
Oracle Corp.	6.125%	7/8/2039	24	32,227
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,470
Total				80,760

See Notes to Financial Statements.	95

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 1.08%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025	$8	$8,060
AV Homes, Inc.	6.625%		5/15/2022	27	28,284
Century Communities, Inc.†	5.875%		7/15/2025	9	9,101
PulteGroup, Inc.	5.50%		3/1/2026	20	21,857
PulteGroup, Inc.	7.875%		6/15/2032	15	18,900
TRI Pointe Group, Inc.	5.25%		6/1/2027	31	31,694
William Lyon Homes, Inc.	5.875%		1/31/2025	25	25,625
Total					143,521

Containers 0.30%
BWAY Holding Co.†	7.25%		4/15/2025	23	23,891
Sealed Air Corp.†	5.50%		9/15/2025	15	16,463
Total					40,354

Drugs 0.07%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.20%		7/21/2021	10	9,197

Electric: Power 1.53%
Appalachian Power Co.	7.00%		4/1/2038	10	14,111
Cleco Power LLC	6.00%		12/1/2040	7	8,682
Dominion Energy, Inc.	7.00%		6/15/2038	35	47,684
Dynegy, Inc.	7.625%		11/1/2024	34	37,188
Exelon Generation Co. LLC	5.60%		6/15/2042	35	36,825
Midamerican Funding LLC	6.927%		3/1/2029	8	10,559
PPL Electric Utilities Corp.	5.20%		7/15/2041	6	7,277
Puget Sound Energy, Inc.	4.011% (3 Mo. LIBOR + 2.53%	)#	6/1/2067	29	28,058
South Carolina Electric & Gas Co.	6.05%		1/15/2038	4	4,895
South Carolina Electric & Gas Co.	6.625%		2/1/2032	6	7,512
Total					202,791

Electrical Equipment 0.22%
Xilinx, Inc.	2.95%		6/1/2024	29	28,845

Electrical: Household 0.15%
GrafTech International Ltd.	6.375%		11/15/2020	20	20,050

Electronics 0.19%
Jabil, Inc.	8.25%		3/15/2018	25	25,445

96	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.18%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	$22	$23,382

Entertainment 0.56%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	25	26,375
Eldorado Resorts, Inc.	6.00%	4/1/2025	12	12,694
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	11	11,852
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	23,265
Total				74,186

Financial Services 1.58%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	4,020
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,302
Discover Financial Services	4.10%	2/9/2027	26	26,563
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,970
Intelsat Connect Finance SA (Luxembourg)†(e)	12.50%	4/1/2022	20	17,400
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	13	13,281
Navient Corp.	5.875%	3/25/2021	15	15,695
Navient Corp.	6.625%	7/26/2021	26	27,560
Navient Corp.	6.75%	6/25/2025	35	36,137
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	21,039
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	8	8,022
OM Asset Management plc (United Kingdom)(e)	4.80%	7/27/2026	11	11,402
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	12	12,615
Total				209,006

Food 0.25%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	7,639
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	25,746
Total				33,385

Health Care Products 0.11%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	15	14,925

Health Care Services 1.60%
Anthem, Inc.	3.65%	12/1/2027	36	36,234
Ascension Health	3.945%	11/15/2046	6	6,195
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	10,340

See Notes to Financial Statements.	97

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	$25	$22,469
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	27,022
HCA, Inc.	5.25%	6/15/2026	17	18,062
HCA, Inc.	5.50%	6/15/2047	9	9,135
HCA, Inc.	7.50%	11/6/2033	15	16,800
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,619
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,153
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	12	12,282
NYU Hospitals Center	4.368%	7/1/2047	2	2,132
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	18	18,772
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	21,225
Total				212,440

Household Equipment/Products 0.12%
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	15	16,031

Insurance 1.32%
American International Group, Inc.	4.70%	7/10/2035	62	67,069
Lincoln National Corp.	6.30%	10/9/2037	6	7,527
Protective Life Corp.	8.45%	10/15/2039	25	37,239
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	56,479
Unum Group	5.75%	8/15/2042	6	7,248
Total				175,562

Leisure 0.64%
Carnival plc	7.875%	6/1/2027	10	13,251
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	38,959
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	22	23,815
Viking Cruises Ltd.†	5.875%	9/15/2027	8	8,110
Total				84,135

Lodging 0.37%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	20	21,300
MGM Resorts International	6.00%	3/15/2023	25	27,625
Total				48,925

98	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.19%
BAT Capital Corp.†	3.557%	8/15/2027	$16	$16,005
Reynolds American, Inc.	5.70%	8/15/2035	8	9,438
Total				25,443

Machinery: Industrial/Specialty 0.14%
SPX FLOW, Inc.†	5.625%	8/15/2024	17	17,977

Machinery: Oil Well Equipment & Services 0.10%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	13,020

Manufacturing 0.44%
Bombardier, Inc.(Canada)†(e)	7.50%	3/15/2025	13	13,081
Koppers, Inc.†	6.00%	2/15/2025	4	4,306
Trinity Industries, Inc.	4.55%	10/1/2024	40	40,810
Total				58,197

Media 3.06%
21st Century Fox America, Inc.	7.75%	12/1/2045	37	54,716
AMC Networks, Inc.	4.75%	12/15/2022	20	20,517
Block Communications, Inc.†	6.875%	2/15/2025	16	17,080
Cablevision Systems Corp.	5.875%	9/15/2022	20	19,850
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	28	29,120
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	32,304
Comcast Corp.	3.15%	3/1/2026	14	14,080
Comcast Corp.†	3.969%	11/1/2047	22	22,084
Cox Communications, Inc.†	8.375%	3/1/2039	17	23,623
DISH DBS Corp.	7.75%	7/1/2026	36	38,970
Sirius XM Radio, Inc.†	5.00%	8/1/2027	30	30,488
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,275
Time Warner Cable LLC	6.55%	5/1/2037	53	60,855
Townsquare Media, Inc.†	6.50%	4/1/2023	10	9,938
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,206
Total				406,106

Metal Fabricating 0.17%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	4	4,310
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	17,865
Total				22,175

See Notes to Financial Statements.	99

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.45%
Aleris International, Inc.†	9.50%		4/1/2021	$11	$11,632
Barrick North America Finance LLC	7.50%		9/15/2038	15	20,553
Century Aluminum Co.†	7.50%		6/1/2021	20	20,725
Freeport-McMoRan, Inc.	3.875%		3/15/2023	36	35,770
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%		10/25/2042	30	33,016
Goldcorp, Inc. (Canada)(e)	5.45%		6/9/2044	5	5,731
Hudbay Minerals, Inc. (Canada)†(e)	7.25%		1/15/2023	2	2,148
Hudbay Minerals, Inc. (Canada)†(e)	7.625%		1/15/2025	28	31,045
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024	7	7,726
Teck Resources Ltd. (Canada)(e)	4.75%		1/15/2022	23	24,265
Total					192,611

Oil 2.95%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%		12/15/2024	23	25,472
Bill Barrett Corp.	7.00%		10/15/2022	15	15,337
Cenovus Energy, Inc. (Canada)†(e)	5.40%		6/15/2047	21	21,474
Citgo Holding, Inc.†	10.75%		2/15/2020	10	10,625
Continental Resources, Inc.	3.80%		6/1/2024	13	12,870
Continental Resources, Inc.	4.90%		6/1/2044	23	21,965
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%		11/29/2024	20	20,100
Halcon Resources Corp.†	6.75%		2/15/2025	12	12,240
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	20	21,110
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%		12/1/2024	15	15,113
Kerr-McGee Corp.	7.875%		9/15/2031	35	46,303
MEG Energy Corp. (Canada)(e)	6.375%		1/30/2023	25	23,031
Oasis Petroleum, Inc.	6.875%		3/15/2022	12	12,255
PDC Energy, Inc.	7.75%		10/15/2022	25	26,008
Precision Drilling Corp. (Canada)(e)	7.75%		12/15/2023	6	6,225
Sanchez Energy Corp.	6.125%		1/15/2023	36	30,555
SM Energy Co.	6.50%		1/1/2023	20	20,300
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	15	13,350
Valero Energy Corp.	10.50%		3/15/2039	15	25,432
WPX Energy, Inc.	5.25%		9/15/2024	12	11,850
Total					391,615

Oil: Crude Producers 2.44%
Cheniere Corpus Christi Holdings LLC†	5.125%		6/30/2027	29	30,051
Enbridge Energy Partners LP	5.133% (3 Mo. LIBOR + 3.80%	)#	10/1/2077	15	14,925

100	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer LP	6.625%	10/15/2036	$40	$45,613
Energy Transfer LP	7.50%	7/1/2038	8	9,891
Enterprise Products Operating LLC	5.75%	3/1/2035	20	22,802
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	30	32,101
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	27,037
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	46	57,792
Kinder Morgan, Inc.	7.75%	1/15/2032	17	21,830
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	22,625
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	35	39,319
Total				323,986

Oil: Integrated Domestic 0.56%
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	41,121
Transocean Proteus Ltd.†	6.25%	12/1/2024	14	15,052
Trinidad Drilling Ltd. (Canada)†(e)	6.625%	2/15/2025	7	6,720
Weatherford International Ltd.	8.25%	6/15/2023	12	11,932
Total				74,825

Paper & Forest Products 0.11%
International Paper Co.	7.30%	11/15/2039	10	13,897

Real Estate Investment Trusts 2.13%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	15,349
Boston Properties LP(c)	3.20%	1/15/2025	65	64,779
CBRE Services, Inc.	4.875%	3/1/2026	25	27,026
EPR Properties	4.75%	12/15/2026	15	15,467
EPR Properties	5.25%	7/15/2023	35	37,384
Equinix, Inc.	5.875%	1/15/2026	33	35,887
Goodman US Finance Four LLC†	4.50%	10/15/2037	7	7,167
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	20,827
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,375
Physicians Realty LP	4.30%	3/15/2027	5	5,089
SL Green Operating Partnership LP	3.25%	10/15/2022	8	7,999
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,261
Total				282,610

Retail 0.61%
CEC Entertainment, Inc.	8.00%	2/15/2022	17	16,320
Conn’s, Inc.	7.25%	7/15/2022	20	20,050
FirstCash, Inc.†	5.375%	6/1/2024	6	6,270

See Notes to Financial Statements.	101

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
JC Penney Corp., Inc.†	5.875%		7/1/2023	$21	$19,845
Walgreens Boots Alliance, Inc.	4.50%		11/18/2034	18	18,696
Total					81,181

Steel 0.10%
Cleveland-Cliffs, Inc.†	5.75%		3/1/2025	14	13,661

Technology 0.81%
Amazon.com, Inc.†	3.15%		8/22/2027	20	20,048
Amazon.com, Inc.	4.80%		12/5/2034	40	46,251
Expedia, Inc.	5.00%		2/15/2026	10	10,742
Netflix, Inc.	4.375%		11/15/2026	15	14,850
Netflix, Inc.	5.75%		3/1/2024	15	16,050
Total					107,941

Telecommunications 1.95%
AT&T, Inc.	6.00%		8/15/2040	98	110,957
Sprint Corp.	7.125%		6/15/2024	41	42,614
T-Mobile USA, Inc.	6.50%		1/15/2026	20	21,969
U.S. Cellular Corp.	6.70%		12/15/2033	30	31,650
Verizon Communications, Inc.	4.862%		8/21/2046	50	51,223
Total					258,413

Transportation: Miscellaneous 0.43%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(e)	8.125%		11/15/2021	15	12,787
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(e)	7.375%		1/15/2022	15	11,888
XPO CNW, Inc.	6.70%		5/1/2034	25	25,062
XPO Logistics, Inc.†	6.125%		9/1/2023	7	7,420
Total					57,157

Utilities 0.20%
Aquarion Co.†	4.00%		8/15/2024	25	25,988
Total Corporate Bonds (cost $5,234,920)					5,435,629

FLOATING RATE LOAN(g) 0.04%

Food
Amplify Snack Brands, Inc. Term Loan (cost $4,909)	6.75% (3 Mo. LIBOR + 5.50%	)	9/2/2023	5	4,802

102	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(e) 2.92%

Canada 0.55%
Province of Quebec Canada	2.75%	4/12/2027	$74	$73,528

Japan 2.37%
Japan Bank for International Corp.	2.125%	11/16/2020	316	314,142
Total Foreign Government Obligations (cost $389,653)				387,670

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.43%
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	38	37,684
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	33	32,118
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	35	34,253
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	35	34,154
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,601
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,837
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,795
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	15	14,552
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $191,148)				189,994

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.83%
Federal Home Loan Mortgage Corp.	4.00%	8/1/2047	126	131,922
Federal National Mortgage Assoc.(h)	3.50%	TBA	550	563,761
Federal National Mortgage Assoc.	4.00%	7/1/2047	146	152,201
Federal National Mortgage Assoc.	4.50%	6/1/2047	114	121,917
Federal National Mortgage Assoc.(h)	4.50%	TBA	250	265,831
Government National Mortgage Assoc.(h)	3.00%	TBA	200	201,547
Total Government Sponsored Enterprises Pass-Throughs (cost $1,443,658)				1,437,179

MUNICIPAL BONDS 0.23%

Miscellaneous
District of Columbia	5.591%	12/1/2034	20	24,865
Pennsylvania	5.35%	5/1/2030	5	5,291
Total Municipal Bonds (cost $30,134)				30,156

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.19%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%	8/10/2035	50	55,944
BBCMS Trust 2015-SRCH A2†	4.197%	8/10/2035	100	108,501
BWAY Mortgage Trust 2015-1740 A†	2.917%	1/10/2035	100	98,690
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	35	35,934
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	22	22,608

See Notes to Financial Statements.	103

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	$13	$13,371
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(i)	10/15/2034	10	10,187
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(i)	10/15/2034	27	25,893
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(i)	11/15/2050	40	40,846
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(i)	6/15/2050	45	45,909
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	52,693
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(i)	12/10/2047	50	51,637
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589%	#(i)	7/10/2050	50	51,211
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#(i)	7/10/2050	10	9,543
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589%	#(i)	7/10/2050	100	80,165
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938%	#(i)	11/15/2034	100	98,986
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%		11/10/2050	26	26,725
GS Mortgage Securities Trust 2014-GC26 C	4.66%	#(i)	11/10/2047	50	50,277
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453%	#(i)	7/15/2048	10	9,828
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	30	30,114
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	6	6,179
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(i)	11/15/2050	21	21,676
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.427%	#(i)	7/15/2046	68	70,458
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.27%	#(i)	5/15/2048	60	47,429
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(i)	11/15/2050	50	51,300
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.057%	#(i)	8/15/2045	50	51,700
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.471%	#(i)	3/15/2048	50	51,410
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,208,873)					1,219,214

U.S. TREASURY OBLIGATIONS 18.42%
U.S. Treasury Bond	2.75%		8/15/2047	14	13,747
U.S. Treasury Bond	2.75%		11/15/2047	33	32,425
U.S. Treasury Bond	3.00%		5/15/2047	172	177,479

104	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond(j)	0.625%	1/15/2026	$117	$118,205
U.S. Treasury Note	1.375%	5/31/2021	109	106,716
U.S. Treasury Note	1.75%	11/15/2020	352	350,508
U.S. Treasury Note	1.875%	4/30/2022	11	10,890
U.S. Treasury Note	1.875%	9/30/2022	922	910,871
U.S. Treasury Note	2.00%	10/31/2022	436	433,258
U.S. Treasury Note	2.25%	11/15/2027	295	290,638
Total U.S. Treasury Obligations (cost $2,464,120)				2,444,737
Total Long-Term Investments (cost $14,029,986)				14,212,412

SHORT-TERM INVESTMENTS 2.47%

CORPORATE BOND 0.19%

Electric: Power
TransAlta Corp. (Canada)(e) (cost $25,514)	6.90%	5/15/2018	25	25,507

REPURCHASE AGREEMENT 2.28%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $315,000 of U.S. Treasury Note at 1.00% due 3/15/2019; value: $312,735; proceeds: $302,074 (cost $302,073)			302	302,073
Total Short-Term Investments (cost $327,587)				327,580
Total Investments in Securities 109.58% (cost $14,357,573)				14,539,992
Liabilities in Excess of Cash and Other Assets(k) (9.58%)				(1,271,075)
Net Assets 100.00%				$13,268,917

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.

See Notes to Financial Statements.	105

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes – Buy Protection at November 30, 2017(1):

Referenced Index*	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.AAA.9(6)	Morgan Stanley	.50%	9/17/2058	$780,000	$779,963	$45,047	$(45,084)	$(37)

Credit Default Swaps on Indexes – Sell Protection at November 30, 2017(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.A.8(6)	Morgan Stanley	2.00%	10/17/2057	$175,000	$166,889	$(10,251)	$2,141	$(8,110)
Markit CMBX.NA.AA.8(6)	Morgan Stanley	1.50%	10/17/2057	200,000	197,072	(7,729)	4,801	(2,928)
						$(17,980)	$6,942	$(11,038)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received/paid are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,942. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $45,084.
(5)	Includes upfront payments received/paid.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).

106	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2017

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2018	4	Short	$(497,719)	$(496,188)	$1,531
U.S. Long Bond	March 2018	2	Short	(306,746)	(303,437)	3,309
Totals				$(804,465)	$(799,625)	$4,840

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	4	Long	$857,692	$857,625	$(67)
U.S. 5-Year Treasury Note	March 2018	6	Long	700,683	698,063	(2,620)
Totals				$1,558,375	$1,555,688	$(2,687)

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$1,210,438	$9,999	$1,220,437
Other	–	1,262,279	99,985	1,362,264
Remaining Industries	–	480,330	–	480,330
Corporate Bonds	–	5,461,136	–	5,461,136
Floating Rate Loan	–	4,802	–	4,802
Foreign Government Obligations	–	387,670	–	387,670
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	189,994	–	189,994
Government Sponsored Enterprises Pass-Throughs	–	1,437,179	–	1,437,179
Municipal Bonds	–	30,156	–	30,156
Non-Agency Commercial Mortgage-Backed Securities	–	1,219,214	–	1,219,214
U.S. Treasury Obligations	–	2,444,737	–	2,444,737
Repurchase Agreement	–	302,073	–	302,073
Total	$–	$14,430,008	$109,984	$14,539,992

See Notes to Financial Statements.	107

Schedule of Investments (concluded)

CORE PLUS BOND FUND November 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(11,075)	–	(11,075)
Futures Contracts
Assets	4,840	–	–	4,840
Liabilities	(2,687)	–	–	(2,687)
Total	$2,153	$(11,075)	$–	$(8,922)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified in the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$339,592
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	1,800
Change in Unrealized Appreciation (Depreciation)	76
Purchases	109,984
Sales	(341,468)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2017	$109,984
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$76

108	See Notes to Financial Statements.

Schedule of Investments

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.39%

ASSET-BACKED SECURITIES 2.78%

Automobiles 2.38%
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021		$20	$20,452
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020		23	23,432
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022		18	18,104
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024		20	20,539
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022		65	67,002
Total						149,529

Other 0.40%
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022		25	25,108
Total Asset-Backed Securities (cost $173,954)						174,637

CORPORATE BONDS 85.53%

Aerospace/Defense 0.63%
Embraer SA (Brazil)(a)	5.15%		6/15/2022		9	9,653
Lockheed Martin Corp.	7.75%		5/1/2026		15	19,485
Northrop Grumman Systems Corp.	7.875%		3/1/2026		8	10,490
Total						39,628

Automotive 3.07%
Ford Motor Co.	7.45%		7/16/2031		35	45,499
General Motors Co.	5.15%		4/1/2038		11	11,495
General Motors Co.	6.75%		4/1/2046		33	40,896
Hyundai Capital America†	2.50%		3/18/2019		20	19,957
Hyundai Capital America†	2.875%		8/9/2018		75	75,257
Total						193,104

Banks: Regional 14.24%
Bank of America Corp.	3.824%	#(b)	1/20/2028		135	139,658
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021		80	97,930
Citigroup, Inc.	3.887%	#(b)	1/10/2028		119	122,517
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		45	59,448
JPMorgan Chase & Co.	3.782%	#(b)	2/1/2028		110	113,316
M&T Bank Corp.	5.125%	#(b)	–	(c)	13	13,829
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		70	77,976
Morgan Stanley	3.875%		1/27/2026		92	95,423

See Notes to Financial Statements.	109

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	$16	$20,869
Toronto-Dominion Bank (The) (Canada)(a)	3.625%	#(b)	9/15/2031	45	44,681
Wells Fargo Capital X	5.95%		12/1/2086	60	68,878
Westpac Banking Corp. (Australia)(a)	4.322%	#(b)	11/23/2031	40	41,127
Total					895,652

Beverages 1.25%
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	50	78,691

Biotechnology Research & Production 1.23%
Amgen, Inc.	6.40%		2/1/2039	28	36,038
Celgene Corp.	4.625%		5/15/2044	10	10,385
Gilead Sciences, Inc.	4.60%		9/1/2035	28	30,940
Total					77,363

Building Materials 0.70%
Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	6	5,971
Johnson Controls International plc	5.00%		3/30/2020	25	26,188
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	7	7,032
Vulcan Materials Co.	1.92% (3 Mo. LIBOR + .60%	)#	6/15/2020	5	5,015
Total					44,206

Chemicals 2.38%
Dow Chemical Co. (The)	9.40%		5/15/2039	10	16,905
Westlake Chemical Corp.	4.625%		2/15/2021	45	46,575
Westlake Chemical Corp.	4.875%		5/15/2023	5	5,237
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	75	80,929
Total					149,646

Computer Hardware 1.17%
Apple, Inc.	4.45%		5/6/2044	25	27,710
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	42	46,213
Total					73,923

Computer Software 1.59%
Microsoft Corp.	3.50%		2/12/2035	45	46,046
Oracle Corp.	6.125%		7/8/2039	40	53,712
Total					99,758

110	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 2.05%
AbbVie, Inc.	4.70%		5/14/2045	$20	$21,820
Allergan Funding SCS (Luxembourg)(a)	4.85%		6/15/2044	11	11,651
Express Scripts Holding Co.	6.125%		11/15/2041	15	18,069
Mylan NV†	3.00%		12/15/2018	30	30,209
Pfizer, Inc.	7.20%		3/15/2039	20	30,146
Teva Pharmaceutical Finance Co. BV (Curacao)(a)(d)	3.65%		11/10/2021	3	2,868
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%		7/19/2019	15	14,529
Total					129,292

Electric: Power 8.55%
Appalachian Power Co.	7.00%		4/1/2038	10	14,111
Berkshire Hathaway Energy Co.	6.50%		9/15/2037	21	28,776
Cleco Power LLC	6.00%		12/1/2040	10	12,403
CMS Energy Corp.	6.25%		2/1/2020	5	5,398
Dominion Energy, Inc.	7.00%		6/15/2038	25	34,060
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	35	38,461
Entergy Arkansas, Inc.	4.95%		12/15/2044	36	37,445
Exelon Generation Co. LLC	5.60%		6/15/2042	37	38,930
ITC Holdings Corp.†	5.50%		1/15/2020	40	42,147
LG&E & KU Energy LLC	3.75%		11/15/2020	15	15,531
Midamerican Funding LLC	6.927%		3/1/2029	4	5,279
Mississippi Power Co.	4.25%		3/15/2042	9	8,674
Ohio Edison Co.	8.25%		10/15/2038	18	27,342
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032	10	13,820
Pacific Gas & Electric Co.	6.05%		3/1/2034	15	18,676
PPL Electric Utilities Corp.	5.20%		7/15/2041	18	21,832
PSEG Power LLC	5.125%		4/15/2020	30	31,785
Puget Energy, Inc.	6.00%		9/1/2021	20	22,275
Puget Sound Energy, Inc.	4.011% (3 Mo. LIBOR + 2.53%	)#	6/1/2067	4	3,870
SCANA Corp.	4.125%		2/1/2022	45	45,620
SCANA Corp.	4.75%		5/15/2021	6	6,195
South Carolina Electric & Gas Co.	6.05%		1/15/2038	10	12,238
Tampa Electric Co.	6.15%		5/15/2037	10	12,781
TransAlta Corp. (Canada)(a)	4.50%		11/15/2022	39	40,122
Total					537,771

Electrical Equipment 0.71%
Applied Materials, Inc.	3.30%		4/1/2027	12	12,188
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.65%		1/15/2023	8	7,680

See Notes to Financial Statements.	111

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	$17	$16,707
Xilinx, Inc.	2.95%	6/1/2024	8	7,957
Total				44,532

Electronics 0.97%
Tech Data Corp.	3.70%	2/15/2022	35	35,155
Trimble, Inc.	4.75%	12/1/2024	24	25,762
Total				60,917

Financial Services 3.38%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	15	15,075
Discover Financial Services	4.10%	2/9/2027	24	24,520
Discover Financial Services	5.20%	4/27/2022	25	27,059
E*TRADE Financial Corp.	3.80%	8/24/2027	4	3,987
Fidelity National Financial, Inc.	5.50%	9/1/2022	32	35,271
HSBC Finance Corp.	6.676%	1/15/2021	15	16,754
International Lease Finance Corp.	8.25%	12/15/2020	30	34,570
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	24,194
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5	5,014
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	25	25,913
Total				212,357

Food 0.41%
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	25,746

Health Care Products 2.01%
Abbott Laboratories	4.75%	11/30/2036	23	25,360
Life Technologies Corp.	5.00%	1/15/2021	19	20,190
Life Technologies Corp.	6.00%	3/1/2020	55	58,984
Medtronic, Inc.	4.625%	3/15/2045	19	21,699
Total				126,233

Health Care Services 2.13%
Anthem, Inc.	3.65%	12/1/2027	10	10,065
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	27,022
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	15,477
HCA, Inc.	5.50%	6/15/2047	7	7,105
Kaiser Foundation Hospitals	4.15%	5/1/2047	14	14,963
Northwell Healthcare, Inc.	3.979%	11/1/2046	11	10,640

112	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Health Care Services (continued)
NYU Hospitals Center	4.368%	7/1/2047		$12	$12,790
Universal Health Services, Inc.†	3.75%	8/1/2019		35	35,831
Total					133,893

Insurance 3.51%
American International Group, Inc.	4.80%	7/10/2045		27	29,559
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026		12	12,501
Lincoln National Corp.	6.30%	10/9/2037		25	31,362
Protective Life Corp.	8.45%	10/15/2039		20	29,791
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		45	50,832
Unum Group	5.75%	8/15/2042		17	20,535
Willis North America, Inc.	7.00%	9/29/2019		10	10,751
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027		30	35,514
Total					220,845

Leisure 0.69%
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		2	1,990
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		20	22,064
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		15	19,480
Total					43,534

Machinery: Agricultural 0.29%
Altria Group, Inc.	5.375%	1/31/2044		15	17,951

Machinery: Industrial/Specialty 0.40%
Kennametal, Inc.	2.65%	11/1/2019		25	24,976

Manufacturing 0.22%
Carlisle Cos, Inc.	3.75%	12/1/2027		14	14,079

Media 4.45%
21st Century Fox America, Inc.	7.75%	12/1/2045		29	42,886
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		37	42,687
Comcast Corp.†	3.969%	11/1/2047		17	17,065
Cox Communications, Inc.†	8.375%	3/1/2039		15	20,844
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		4	4,875
Historic TW, Inc.	9.15%	2/1/2023		35	45,145
NBCUniversal Enterprise, Inc.†	5.25%	–	(c)	100	106,750
Total					280,252

See Notes to Financial Statements.	113

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.41%
Valmont Industries, Inc.	5.25%		10/1/2054	$25	$25,560

Metals & Minerals: Miscellaneous 1.73%
Barrick North America Finance LLC	7.50%		9/15/2038	16	21,924
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	9.75%		3/1/2022	35	39,025
Glencore Finance Canada Ltd. (Canada)†(a)	4.95%		11/15/2021	5	5,351
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042	25	27,513
Goldcorp, Inc. (Canada)(a)	5.45%		6/9/2044	8	9,169
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045	5	6,015
Total					108,997

Natural Gas 0.70%
National Fuel Gas Co.	3.95%		9/15/2027	8	7,927
National Fuel Gas Co.	4.90%		12/1/2021	10	10,543
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034	25	25,672
Total					44,142

Oil 4.33%
Apache Corp.	6.00%		1/15/2037	15	17,552
Canadian Natural Resources Ltd. (Canada)(a)	4.95%		6/1/2047	15	16,147
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032	18	22,732
ConocoPhillips Canada Funding Co. I	5.95%		10/15/2036	23	28,918
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	40	42,220
Kerr-McGee Corp.	7.875%		9/15/2031	25	33,074
Noble Energy, Inc.	5.625%		5/1/2021	35	35,934
Petroleos Mexicanos (Mexico)(a)	4.50%		1/23/2026	10	10,037
Shell International Finance BV (Netherlands)(a)	3.75%		9/12/2046	43	42,069
Valero Energy Corp.	10.50%		3/15/2039	14	23,736
Total					272,419

Oil: Crude Producers 7.59%
Buckeye Partners LP	2.65%		11/15/2018	40	40,161
Enbridge Energy Partners LP	9.875%		3/1/2019	45	48,959
Energy Transfer LP	7.50%		7/1/2038	32	39,566
Energy Transfer LP	8.25%		11/15/2029	6	7,814
Enterprise Products Operating LLC	5.084% (3 Mo. LIBOR + 3.71%	)#	8/1/2066	30	30,038
Enterprise Products Operating LLC	7.55%		4/15/2038	19	26,399
Gulf South Pipeline Co. LP	4.00%		6/15/2022	7	7,225
MPLX LP	5.50%		2/15/2023	45	46,352
ONEOK Partners LP	3.20%		9/15/2018	5	5,041

114	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	$46	$51,676
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	42	54,621
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	16	23,908
Transcontinental Gas Pipe Line Co. LLC	6.05%	6/15/2018	7	7,145
Williams Partners LP/ACMP Finance Corp.	4.875%	3/15/2024	85	88,715
Total				477,620

Oil: Integrated Domestic 1.09%
Halliburton Co.	6.70%	9/15/2038	25	33,220
National Oilwell Varco, Inc.	3.95%	12/1/2042	40	35,397
Total				68,617

Paper & Forest Products 0.18%
International Paper Co.	7.30%	11/15/2039	8	11,118

Real Estate Investment Trusts 5.97%
Alexandria Real Estate Equities, Inc.	3.45%	4/30/2025	20	19,949
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	15	15,349
CBRE Services, Inc.	5.00%	3/15/2023	70	71,941
DDR Corp.	3.50%	1/15/2021	10	10,125
DDR Corp.	4.70%	6/1/2027	8	8,249
EPR Properties	4.75%	12/15/2026	25	25,778
Goodman US Finance Four LLC†	4.50%	10/15/2037	4	4,095
Goodman US Finance Three LLC†	3.70%	3/15/2028	3	2,975
Healthcare Realty Trust, Inc.(d)	3.625%	1/15/2028	5	4,943
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	42	42,373
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	4,001
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	60	61,314
Physicians Realty LP	4.30%	3/15/2027	31	31,552
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,036
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,999
SL Green Realty Corp.	4.50%	12/1/2022	30	31,519
VEREIT Operating Partnership LP	3.95%	8/15/2027	9	8,905
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	21,372
Total				375,475

Retail 0.96%
Home Depot, Inc. (The)	4.40%	3/15/2045	18	19,853
McDonald’s Corp.	6.30%	10/15/2037	24	31,619
Tapestry, Inc.	4.125%	7/15/2027	9	9,037
Total				60,509

See Notes to Financial Statements.	115

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 1.14%
Amazon.com, Inc.†	4.05%		8/22/2047	$45	$47,032
Amazon.com, Inc.†	4.25%		8/22/2057	5	5,277
Expedia, Inc.†	3.80%		2/15/2028	9	8,664
Expedia, Inc.	5.00%		2/15/2026	10	10,743
Total					71,716

Telecommunications 3.87%
AT&T, Inc.	5.35%		9/1/2040	12	12,573
AT&T, Inc.	6.00%		8/15/2040	95	107,561
Orange SA (France)(a)	9.00%		3/1/2031	15	22,452
Verizon Communications, Inc.	4.40%		11/1/2034	100	100,759
Total					243,345

Transportation: Miscellaneous 1.25%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037	35	46,167
CSX Corp.	6.00%		10/1/2036	11	13,953
Norfolk Southern Corp.	5.59%		5/17/2025	10	11,501
Union Pacific Corp.	4.10%		9/15/2067	7	7,033
Total					78,654

Utilities 0.28%
Aquarion Co.†	4.00%		8/15/2024	17	17,671
Total Corporate Bonds (cost $5,318,313)					5,380,192

FLOATING RATE LOANS(e) 0.92%

Drugs 0.44%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(a)	2.828% (3 Mo. LIBOR + 1.50%	)	11/16/2020	28	27,947	(g)

Gaming 0.24%
Seminole Tribe of Florida Term Loan B	3.242% (3 Mo. LIBOR + 2.00%	)	7/8/2024	15	15,090

Lodging 0.24%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.35% (3 Mo. LIBOR + 2.00%	)	3/29/2024	15	15,009
Total Floating Rate Loans (cost $57,921)					58,046

116	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.71%

Miscellaneous
California	7.60%	11/1/2040	$15	$23,766
Chicago, IL	6.314%	1/1/2044	15	16,108
Illinois	5.10%	6/1/2033	5	4,978
Total Municipal Bonds (cost $43,330)				44,852

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.44%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	17,454
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,276
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,810)				27,730

U.S. TREASURY OBLIGATIONS 3.01%
U.S. Treasury Bond	3.00%	5/15/2047	1	1,032
U.S. Treasury Note	1.875%	9/30/2022	23	22,722
U.S. Treasury Note	2.00%	10/31/2022	137	136,138
U.S. Treasury Note	2.25%	11/15/2027	30	29,557
Total U.S. Treasury Obligations (cost $190,286)				189,449
Total Long-Term Investments (cost $5,811,614)				5,874,906

SHORT-TERM INVESTMENTS 5.40%

CORPORATE BONDS 3.47%

Banks: Regional 1.62%
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	100	102,155

Containers 0.40%
Packaging Corp. of America	6.50%	3/15/2018	25	25,297

Electric: Power 0.57%
E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	35	35,554

Oil 0.16%
Pioneer Natural Resources Co.	6.875%	5/1/2018	10	10,196

Real Estate Investment Trusts 0.72%
Select Income REIT	2.85%	2/1/2018	45	45,042
Total Corporate Bonds (cost $218,199)				218,244

See Notes to Financial Statements.	117

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.93%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $125,000 of U.S. Treasury Note at 1.375% due 02/28/2019; value: $124,920; proceeds: $121,348 (cost $121,348)	$121	$121,348
Total Short-Term Investments (cost $339,547)		339,592
Total Investments in Securities 98.79% (cost $6,151,161)		6,214,498
Other Assets in Excess of Liabilities(h) 1.21%		75,852
Net Assets 100.00%		$6,290,350

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2018	3	Short	$(643,729)	$(643,218)	$511
U.S. 10-Year Treasury Note	March 2018	11	Short	(1,368,727)	(1,364,516)	4,211
Totals				$(2,012,456)	$(2,007,734)	$4,722

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2018	20	Long	$2,336,285	$2,326,875	$(9,410)
U.S. 10-Year Ultra Treasury Bond	March 2018	1	Long	134,057	133,172	(885)
Totals				$2,470,342	$2,460,047	$(10,295)

118	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORPORATE BOND FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$174,637	$–	$174,637
Corporate Bonds	–	5,598,436	–	5,598,436
Floating Rate Loans
Drugs	–	–	27,947	27,947
Gaming	–	15,090	–	15,090
Lodging	–	15,009	–	15,009
Municipal Bonds	–	44,852	–	44,852
Non-Agency Commercial Mortgage-Backed Securities	–	27,730	–	27,730
U.S. Treasury Obligations	–	189,449	–	189,449
Repurchase Agreement	–	121,348	–	121,348
Total	$–	$6,186,551	$27,947	$6,214,498

Other Financial Instruments
Futures Contracts
Assets	$4,722	$–	$–	$4,722
Liabilities	(10,295)	–	–	(10,295)
Total	$(5,573)	$–	$–	$(5,573)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Floating
Investment Type	Rate Loans
Balance as of April 19, 2017	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(77)
Purchases	28,024
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2017	$27,947
Change in unrealized appreciation/depreciation for the period ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$(77)

See Notes to Financial Statements.	119

Schedule of Investments

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.48%

ASSET-BACKED SECURITIES 0.21%

Other
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.359% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	$2,000	$2,040,653
Apidos CLO XVI 2013-16A CR†	4.357% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	3,000	3,018,153
Cent CLO 19 Ltd. 2013-19A C†	4.678% (3 Mo. LIBOR + 3.30%	)#	10/29/2025	3,700	3,718,945
Jamestown CLO VII Ltd. 2015-7A CR†(a)	Zero Coupon (3 Mo. LIBOR + 2.0%	)#	7/25/2027	5,000	5,025,000	(b)
Jay Park CLO Ltd. 2016-1A C†	5.213% (3 Mo. LIBOR + 3.85%	)#	10/20/2027	2,200	2,272,312
KKR CLO Ltd. 15 D†	5.354% (3 Mo. LIBOR + 4.00%	)#	10/18/2028	2,000	2,047,698
LCM XXII Ltd. 22A C†	5.213% (3 Mo. LIBOR + 3.85%	)#	10/20/2028	2,500	2,548,830
Regatta IV Funding Ltd. 2014-1A DR†	4.667% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	4,000	4,002,414
Total Asset-Backed Securities (cost $24,234,765)					24,674,005

				Shares
				(000)
COMMON STOCKS 1.90%

Energy 0.02%
Templar Energy LLC Class A Units				747	2,054,058
Vistra Energy Corp.				327	326,999
Total					2,381,057

Exchange Traded Fund 1.54%
PowerShares Senior Loan Portfolio				8,034	185,193,750

Gaming/Leisure 0.34%
Caesars Entertainment Corp.*				1,532	20,298,894
VICI Properties, Inc.*				1,018	20,114,526
Total					40,413,420
Total Common Stocks (cost $231,247,012)					227,988,227

120	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.81%

Energy 0.33%
Ensco Jersey Finance Ltd. (Jersey)†(c)	3.00%	1/31/2024		$17,244	$14,398,740
Oasis Petroleum, Inc.	2.625%	9/15/2023		7,556	8,642,175
PDC Energy, Inc.	1.125%	9/15/2021		18,000	17,426,250
Total					40,467,165

Gaming/Leisure 0.07%
Caesars Entertainment Corp.	5.00%	10/1/2024		3,998	8,074,340

Information Technology 0.10%
CalAmp Corp.	1.625%	5/15/2020		11,166	11,961,578

Retail 0.12%
RH†	Zero Coupon	7/15/2020		14,000	14,533,750

Transportation 0.19%
Air Transport Services Group, Inc.†	1.125%	10/15/2024		10,000	10,425,000
Ship Finance International Ltd. (Norway)(c)	5.75%	10/15/2021		11,380	12,141,037
Total					22,566,037
Total Convertible Bonds (cost $94,673,009)					97,602,870

CORPORATE BONDS 6.99%

Chemicals 0.20%
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		5,498	5,656,068
Rain CII Carbon LLC/CII Carbon Corp.†(d)	8.50%	1/15/2021	EUR	5,900	7,262,640
TPC Group, Inc.†	8.75%	12/15/2020		$10,909	10,881,727
Total					23,800,435

Consumer Durables 0.10%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		10,860	11,783,100

Consumer Non-Durables 0.06%
High Ridge Brands Co.†	8.875%	3/15/2025		8,470	7,559,475

Energy 1.27%
Bill Barrett Corp.	7.00%	10/15/2022		6,220	6,359,950
Calfrac Holdings LP†	7.50%	12/1/2020		12,712	12,584,880
California Resources Corp.†	8.00%	12/15/2022		10,405	7,738,719
Eclipse Resources Corp.	8.875%	7/15/2023		18,040	18,536,100
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025		7,801	5,168,163
FTS International, Inc.	6.25%	5/1/2022		9,767	9,498,407

See Notes to Financial Statements.	121

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
FTS International, Inc.†	8.82% (3 Mo. LIBOR + 7.50%	)#	6/15/2020	$8,469	$8,638,380
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%		10/15/2025	22,277	22,527,616
Sanchez Energy Corp.	6.125%		1/15/2023	21,110	17,917,112
Southwestern Energy Co.	7.50%		4/1/2026	11,725	12,604,375
SRC Energy, Inc.†	6.25%		12/1/2025	6,014	6,194,420
Tapstone Energy LLC/Tapstone Energy
Finance Corp.†	9.75%		6/1/2022	19,830	17,648,700
Transocean Proteus Ltd.†	6.25%		12/1/2024	6,672	7,047,142
Total					152,463,964

Financial 0.73%
Acrisure LLC/Acrisure Finance, Inc.†	7.00% (2 Mo. LIBOR + 4.25%	)	11/15/2025	13,006	12,859,683
AssuredPartners, Inc.†	7.00%		8/15/2025	3,544	3,579,440
CIMPOR Financial Operations BV (Netherlands)†(c)	5.75%		7/17/2024	8,919	8,684,876
Freedom Mortgage Corp.†	8.125%		11/15/2024	14,154	14,755,545
Kaisa Group Holdings Ltd. (China)(c)	9.375%		6/30/2024	12,000	11,661,504
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025	1,624	1,708,935
Symphony CLO XII Ltd. 2013-12A DR†	4.609% (3 Mo. LIBOR + 3.25%	)#	10/15/2025	2,000	2,006,795
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	2,838	2,983,448
Werner FinCo LP/Werner FinCo, Inc.†	8.75%		7/15/2025	17,829	18,453,015
York Risk Services Holding Corp.†	8.50%		10/1/2022	11,996	11,756,080
Total					88,449,321

Gaming/Leisure 0.63%
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%		2/1/2020	10,830	11,121,327
Jacobs Entertainment, Inc.†	7.875%		2/1/2024	13,045	14,055,987
Mohegan Gaming & Entertainment†	7.875%		10/15/2024	11,007	11,639,903
Scientific Games International, Inc.	6.625%		5/15/2021	11,825	12,238,875
Scientific Games International, Inc.	10.00%		12/1/2022	12,435	13,740,675
Silversea Cruise Finance Ltd.†	7.25%		2/1/2025	11,670	12,632,775
Total					75,429,542

Healthcare 0.40%
Kindred Healthcare, Inc.	8.75%		1/15/2023	12,849	12,913,245
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%		5/15/2022	12,122	12,061,390
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	14,628	15,255,541

122	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%	11/1/2021	$8,394	$8,498,925
Total				48,729,101

Housing 0.09%
Beazer Homes USA, Inc.	8.75%	3/15/2022	9,401	10,329,349

Information Technology 0.23%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	9,855	10,298,475
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	6,660	6,851,475
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	9,728	10,992,640
Total				28,142,590

Manufacturing 0.39%
Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	16,061	16,221,610
Brand Industrial Services, Inc.†	8.50%	7/15/2025	5,174	5,498,927
Hillman Group, Inc. (The)†	6.375%	7/15/2022	14,491	14,382,318
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	10,323	10,529,460
Total				46,632,315

Media/Telecommunications 0.04%
Salem Media Group, Inc.†	6.75%	6/1/2024	5,029	5,085,576

Metals/Minerals 0.90%
Aleris International, Inc.†	9.50%	4/1/2021	12,508	13,227,210
Century Aluminum Co.†	7.50%	6/1/2021	8,931	9,254,749
Coeur Mining, Inc.	5.875%	6/1/2024	4,026	4,010,903
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(c)	9.375%	3/1/2022	11,468	12,514,455
First Quantum Minerals Ltd. (Canada)†(c)	7.50%	4/1/2025	13,554	14,435,010
GrafTech International Ltd.	6.375%	11/15/2020	24,546	24,607,365
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019	12,313	11,635,785
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	51	5	(e)
Peabody Energy Corp.	10.00%	3/15/2022	10,230	1,023	(e)
TMS International Corp.†	7.25%	8/15/2025	11,725	12,340,562
Vedanta Resources plc (India)†(c)	6.125%	8/9/2024	6,000	6,154,542
Total				108,181,609

Retail 0.12%
Rent-A-Center, Inc.	6.625%	11/15/2020	15,682	14,897,900

See Notes to Financial Statements.	123

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Service 0.89%
Ahern Rentals, Inc.†	7.375%		5/15/2023		$20,515	$19,514,894
APX Group, Inc.	7.625%		9/1/2023		15,752	16,736,500
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		11,991	12,080,932
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		5,279	5,424,173
AV Homes, Inc.	6.625%		5/15/2022		13,653	14,302,064
Cloud Crane LLC†	10.125%		8/1/2024		14,336	16,199,680
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		12,315	10,837,200
Laureate Education, Inc.†	8.25%		5/1/2025		10,860	11,518,333
Total						106,613,776

Transportation 0.74%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(c)	6.25%		10/30/2019		7,342	7,433,775
Eletson Holdings, Inc. (Greece)†(c)	9.625%		1/15/2022		13,212	9,281,430
Golar LNG Partners LP (United kingdom)†(c)	7.666% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		5,400	5,332,441
Hoegh LNG Holdings Ltd.(d)	5.80% (3 Mo. NIBOR + 5.00%	)#	2/1/2022	NOK	67,000	7,892,349
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023		$7,636	7,941,440
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(c)	8.125%		11/15/2021		13,525	11,530,062
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(c)	7.375%		1/15/2022		14,310	11,340,675
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(c)	7.25%		5/1/2022		9,820	9,574,500
Titan International, Inc.†	6.50%		11/30/2023		5,852	5,835,614
Wabash National Corp.†	5.50%		10/1/2025		12,422	12,546,220
Total						88,708,506

Utility 0.20%
Calpine Corp.	5.75%		1/15/2025		12,606	12,196,305
Talen Energy Supply LLC	4.60%		12/15/2021		12,745	11,916,575
Total						24,112,880
Total Corporate Bonds (cost $825,489,281)						840,919,439

FLOATING RATE LOANS(f) 88.57%

Aerospace 4.36%
Air Canada Refinanced Term Loan (Canada)(c)	3.745% (3 Mo. LIBOR + 2.25%	)	10/6/2023		26,493	26,658,581
Air Medical Group Holdings, Inc. Initial Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	4/28/2022		52,511	52,426,544

124	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
Air Medical Group Holdings, Inc. Incremental Term Loan B	–(g)		9/26/2024	$14,669	$14,764,348
Air Medical Group Holdings, Inc. 2016 Term Loan	5.313% (1 Mo. LIBOR + 4.00%	)	4/28/2022	7,297	7,324,920
American Airlines, Inc. 2017 Replacement Term Loan	3.246% (1 Mo. LIBOR + 2.00%	)	10/10/2021	25,927	25,968,008
American Airlines, Inc. 2017 Replacement Term Loan	3.328% (1 Mo. LIBOR + 2.00%	)	6/27/2020	44,161	44,236,994
American Airlines, Inc. 2017 Term Loan B	3.25% (1 Mo. LIBOR + 2.00%	)	12/14/2023	31,734	31,741,699
American Airlines, Inc. Replacement Term Loan B	3.347% (1 Mo. LIBOR + 2.00%	)	4/28/2023	19,287	19,324,694
Circor International, Inc. Term Loan	–(g)		11/21/2024	26,332	26,332,000
Cole Haan Term Loan B1	–(g)		2/1/2020	14,629	13,641,543
Gol LuxCo S.A. Term Loan (Luxembourg)(c)	6.50%		8/31/2020	31,992	32,951,704
Hyster-Yale Group, Inc. Term Loan	5.35% (1 Mo. LIBOR + 4.00%	)	5/30/2023	5,799	5,856,586
Jazz Acquisition, Inc. 1st Lien Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	6/19/2021	34,564	33,820,409
Jazz Acquisition, Inc. 2nd Lien Term Loan	8.083% (3 Mo. LIBOR + 6.75%	)	6/19/2022	8,228	7,785,786
Telenet Financing USD LLC Term Loan AL	–(g)		3/31/2026	23,406	23,406,000
TransDigm, Inc. Tranche E Term Loan	4.10% (3 Mo. LIBOR + 2.75%	)	5/14/2022	2,971	2,982,170
TransDigm, Inc. Tranche F Term Loan	4.10% (3 Mo. LIBOR + 2.75%	)	6/9/2023	28,885	28,933,004
TransDigm, Inc. Tranche G Term Loan	4.38% (1 Mo. LIBOR + 3.00%) - 4.350%		8/22/2024	20,850	20,979,349
United Airlines, Inc. Term Loan B	3.416% (3 Mo. LIBOR + 2.00%	)	4/1/2024	33,865	33,986,569
Univar Inc. Term Loan B	3.838% (1 Mo. LIBOR +2.50%	)	7/1/2024	25,302	25,408,680
WP CPP Holdings, LLC 1st Lien Term Loan B3	4.85% (3 Mo. LIBOR + 3.50%) - 4.88%		12/28/2019	33,825	33,599,922
WP CPP Holdings, LLC 2nd Lien Term Loan B1	9.13% (3 Mo. LIBOR + 7.75%	)	4/30/2021	1 2,170	12,063,513
Total					524,193,023

Chemicals 1.78%
Agro Merchants NAI Holdings, LLC Term Loan B	–(g)		11/15/2024	14,384	14,536,830
Ashland, Inc. Term Loan A1	3.033% (3 Mo. LIBOR + 1.75%) - 3.062%		5/15/2020	11,086	11,134,501

See Notes to Financial Statements.	125

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Ashland, Inc. Term Loan B	3.264% (3 Mo. LIBOR + 2.00%) - 3.319%		5/17/2024	$14,867	$14,945,682
Cyanco Intermediate Corp. Term Loan	5.85% (1 Mo. LIBOR + 4.50%	)	5/1/2020	18,502	18,732,772
Huntsman International, LLC 2023 Term Loan B	4.35% (1 Mo. LIBOR + 3.00%	)	4/1/2023	8,422	8,490,928
Ineos US Finance LLC New 2024 Dollar Term Loan	–(g)		4/1/2024	18,513	18,562,883
MacDermid, Inc. Tranche B6 Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	6/7/2023	18,385	18,507,866
MacDermid, Inc. Tranche B7 Term Loan	3.85% (1 Mo. LIBOR + 2.50%	)	6/7/2020	6,563	6,615,466
Plastipak Holdings, Inc. Tranche B Term Loan	4.02% (1 Mo. LIBOR + 2.75%	)	10/14/2024	13,052	13,136,838
Tata Chemicals North America Term Loan	4.125% (3 Mo. LIBOR + 2.75%	)	8/7/2020	15,576	15,644,106
Tronox Finance LLC Initial Dollar Term Loan	4.323% (3 Mo. LIBOR + 3.00%	)	9/29/2024	20,806	21,005,447
Tronox Ltd Blocked Dollar Term Loan	4.323% (3 Mo. LIBOR + 3.00%	)	9/29/2024	9,017	9,102,966
Venator Finance S.A.R.L Initial Term Loan	4.38% (3 Mo. LIBOR + 3.00%	)	8/8/2024	12,318	12,425,783
Versum Materials, Inc. Term Loan	3.333% (3 Mo. LIBOR + 2.00%	)	9/29/2023	31,324	31,519,664
Total					214,361,732

Consumer Durables 1.25%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	10/15/2020	22,425	19,116,925
G-III Apparel Group, Ltd. Initial Term Loan	6.563% (2 Mo. LIBOR + 5.25%	)	12/1/2022	25,948	26,326,177
Samsonite International S.A. Initial Tranche Term Loan B	3.60% (1 Mo. LIBOR + 2.25%	)	8/1/2023	5,714	5,756,062
Serta Simmons Bedding, LLC 1st Lien Term Loan	4.835% (3 Mo. LIBOR + 3.50%) - 4.897%		11/8/2023	29,096	28,215,890
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	9.244% (1 Mo. LIBOR + 8.00%	)	11/8/2024	31,226	28,650,063
Sundial Group Holdings LLC Initial Term Loan	6.063% (1 Mo. LIBOR + 4.75%	)	8/15/2024	19,233	19,329,336	(h)
TGP Holdings III, LLC 1st Lien Closing Date Term Loan	6.333% (3 Mo. LIBOR + 5.00%	)	9/25/2024	15,217	15,369,187
TGP Holdings III, LLC Initial Term Loan	9.833% (3 Mo. LIBOR + 8.50%	)	9/25/2025	8,151	8,212,133
Total					150,975,773

126	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables 0.85%
H.B. Fuller Company Commitment Term Loan	3.533% (1 Mo. LIBOR + 2.25%	)	10/20/2024	$58,608	$58,913,348
Prestige Brands, Inc. Term Loan B4	4.10% (1 Mo. LIBOR + 2.75%	)	1/26/2024	21,650	21,793,753
SRAM, LLC 1st Lien New Term Loan	4.629% (3 Mo. LIBOR + 3.25%) - 6.50%		3/15/2024	21,410	21,596,839
Total					102,303,940

Energy 2.61%
California Resources Corp. Initial Term Loan	–(g)		12/31/2022	28,420	28,047,130
California Resources Corp. Term Loan	–(g)		12/31/2021	6,829	7,409,465
Chesapeake Energy Corp. Class Term Loan A	8.954% (3 Mo. LIBOR + 7.50%	)	8/23/2021	11,076	11,823,384
Chief Exploration & Development LLC Term Loan	7.959% (3 Mo. LIBOR + 6.50%	)	5/16/2021	33,609	33,072,977
CITGO Holding, Inc. Term Loan	9.835% (3 Mo. LIBOR + 8.50%	)	5/12/2018	8,654	8,697,152
CONSOL Energy, Inc. Term Loan B	–(g)		10/31/2022	17,602	17,726,710
EIF Channelview Cogeneration LLC Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	5/8/2020	21,593	21,107,219
EMG Utica LLC Term Loan	5.197% (3 Mo. LIBOR + 3.75%	)	3/27/2020	16,243	16,364,632
FTS International, Inc. Initial Term Loan	6.10% (1 Mo. LIBOR + 4.75%	)	4/16/2021	35,847	35,120,976
Moxie Patriot LLC Advanced Construction Term Loan B1	7.083% (3 Mo. LIBOR + 5.75%	)	12/19/2020	12,508	12,195,113
Power Buyer, LLC 1st Lien Term Loan	4.583% (3 Mo. LIBOR + 3.25%	)	5/6/2020	13,551	13,635,345
Preferred Proppants, LLC Term Loan	7.083% (3 Mo. LIBOR + 5.75%	)	7/27/2020	14,300	13,442,006	(h)
Preferred Proppants, LLC Term Loan B2	9.083% (3 Mo. LIBOR + 7.75%	)	7/27/2020	12,313	11,605,101	(h)
Seadrill Operating LP Initial Term Loan	4.333% (3 Mo. LIBOR + 3.00%	)	2/21/2021	37,716	29,240,511
Thermon Holding Corp. Term Loan B	5.125% (1 Mo. LIBOR + 3.75%	)	10/24/2024	3,477	3,505,251
Traverse Midstream Partners LLC Advance Term Loan	5.33% (3 Mo. LIBOR + 4.00%	)	9/27/2024	24,451	24,719,961
Weatherford International Ltd. Term Loan	3.65% (1 Mo. LIBOR +2.30%	)	7/13/2020	27,610	27,005,728
Total					314,718,661

See Notes to Financial Statements.	127

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial 5.17%
Acrisure, LLC Term Loan B2	5.647% (2 Mo. LIBOR + 4.25%	)	11/22/2023	$11,341	$11,468,849
Alliant Holdings Intermediate LLC Initial Term Loan	4.578% (3 Mo. LIBOR + 3.25%	)	8/12/2022	23,433	23,570,922
AmWINS Group, Inc. 2nd Lien Term Loan	8.10% (1 Mo. LIBOR + 6.75%	)	1/25/2025	3,413	3,474,434
BDF Acquisition Corp. Initial Term Loan	6.10% (1 Mo. LIBOR + 4.75%	)	2/12/2021	28,570	28,177,298
Communications Sales & Leasing, Inc. Shortfall Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/24/2022	34,496	33,331,788
Culligan NewCo Ltd. 1st Lien 2017 Incremental Term Loan	4.85% (1 Mo. LIBOR + 3.50%	)	12/13/2023	15,241	15,388,685
Culligan NewCo Ltd. 1st Lien Tranche B1 Term Loan	4.85% (1 Mo. LIBOR + 3.50%	)	12/13/2023	17,606	17,776,559
Digicel International Finance Limited 1st Lien Initial Term Loan B	5.08% (1 Mo. LIBOR + 3.75%	)	5/27/2024	7,920	7,948,710
Fly Funding II S.A.R.L Term Loan (Luxembourg)(c)	3.41% (3 Mo. LIBOR + 2.00%	)	2/9/2023	41,664	41,754,705
Fortress Investment Group Initial Term Loan	2.75% (1 Mo. LIBOR + 2.75%	)	6/14/2022	34,469	34,908,480
Freedom Mortgage Corp. Initial Term Loan	6.956% (6 Mo. LIBOR + 5.50%	)	2/23/2022	16,619	16,888,974
Greenhill & Co., Inc. Term Loan	4.995% (1 Mo. LIBOR + 3.75%) - 5.106%		10/12/2022	16,299	16,411,056
Hayward Industries, Inc.1st Lien Initial Term Loan	4.85% (1 Mo. LIBOR + 3.50%	)	8/5/2024	22,552	22,650,793
Helix Gen Funding, LLC Term Loan	5.083% (3 Mo. LIBOR + 3.75%	)	6/3/2024	13,115	13,221,131
HUB International Ltd. Initial Term Loan	4.413% (3 Mo. LIBOR + 3.00%	)	10/2/2020	93,607	94,123,841
Institutional Shareholder Services Inc. 1st Lien Initial Term Loan	5.109% (3 Mo. LIBOR + 3.75%	)	10/16/2024	5,378	5,404,890
Kingpin Intermediate Holdings LLC Initial Term Loan	5.57% (3 Mo. LIBOR + 4.25%	)	6/28/2024	6,603	6,667,437
LifeMiles Ltd. Initial Term Loan	6.879% (3 Mo. LIBOR + 5.50%) - 6.935%		8/18/2022	17,774	18,240,567	(h)
Nautilus Power, LLC Term Loan	5.60% (1 Mo. LIBOR + 4.25%	)	5/16/2024	15,881	16,041,315
Park Intermediate Holdings, LLC Term Loan	2.80% (1 Mo. LIBOR + 1.45%	)	12/24/2021	52,917	52,817,781	(h)
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	3/1/2021	35,965	36,152,325

128	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	7.10% (1 Mo. LIBOR + 5.75%	)	2/28/2022	$2,096	$2,123,510
Tecostar Holdings, Inc. 1st Lien Term Loan	4.881% (Prime + 2.50%) - 6.75%		5/1/2024	20,729	20,929,917
VFH Parent LLC Initial Term Loan	5.135% (3 Mo. LIBOR + 3.75%	)	12/30/2021	16,790	16,895,156
Werner FinCo LP Term Loan B	5.361% (1 Mo. LIBOR + 4.00%	)	7/24/2024	17,679	17,789,494	(h)
York Risk Services Holding Corp. Term Loan	5.10% (1 Mo. LIBOR + 3.75%	)	10/1/2021	48,145	47,591,026
Total					621,749,643

Food & Drug 2.41%
Albertson’s, LLC 2017-1 Term Loan B5	4.33% (3 Mo. LIBOR + 3.00%	)	12/21/2022	28,769	28,022,564
Chobani, LLC 1st Lien New Term Loan	4.742% (1 Mo. LIBOR + 3.50%	)	10/10/2023	39,174	39,653,896
Moran Foods LLC Term Loan	7.35% (1 Mo. LIBOR + 6.00%	)	12/5/2023	8,754	7,010,119
P.F. Chang’s China Bistro Inc. Term Loan	6.335% (3 Mo. LIBOR + 5.00%) - 6.509%		9/1/2022	19,565	18,342,187
Panera Bread Company Term Loan A	3.313% (1 Mo. LIBOR + 2.00%	)	7/18/2022	43,336	43,010,815
PharMerica Corporation 1st Lien Term Loan	–(g)		9/26/2024	7,824	7,881,467
Post Holdings Inc. Series A Incremental Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	5/24/2024	19,662	19,758,458
Red Lobster Management LLC 1st Lien Initial Term Loan	6.60% (1 Mo. LIBOR + 5.25%	)	7/28/2021	17,630	17,762,643
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.96% (1 Wk. LIBOR + 4.75%	)	8/21/2020	14,962	15,043,330
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.085% (1 Wk. LIBOR + 3.88%	)	6/21/2021	24,964	25,057,235
Southern Graphics, Inc. Delayed Draw Term Loan	–(g)		11/22/2022	3,562	3,578,575
Southern Graphics, Inc. Term Loan 1st Lien	–(g)		11/22/2022	22,037	22,140,755
Southern Graphics, Inc. Term Loan 2nd Lien	–(g)		11/22/2023	9,480	9,527,400
Weight Watchers International, Inc. Term Loan B	–(g)		11/20/2024	34,133	33,685,004
Total					290,474,448

Food/Tobacco 1.52%
1011778 B.C. Unlimited Liability Company Term Loan B3 (Canada)(c)	3.583% (1 Mo. LIBOR + 2.25%) - 3.599%		2/16/2024	9,720	9,727,438

See Notes to Financial Statements.	129

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)
Arterra Wines Canada, Inc. 1st Lien Dollar Replacement Term Loan (Canada)(c)	4.042% (2 Mo. LIBOR + 2.75%	)	12/15/2023	$4,376	$4,406,039
Blue Ribbon, LLC 1st Lien 2016-1 New Term Loan	5.335% (1 Mo. LIBOR + 4.00%) - 5.349%		11/15/2021	15,594	15,500,074
Candy Intermediate Holdings, Inc. Initial Term Loan	5.85% (1 Mo. LIBOR + 4.50%	)	6/15/2023	22,720	22,727,176
CEC Entertainment, Inc. Term Loan B	4.35% (1 Mo. LIBOR + 3.00%	)	2/12/2021	17,490	16,899,293
Dole Food Company Inc. Tranche B Term Loan	3.993% (3 Mo. LIBOR + 2.75%) - 4.03%		4/6/2024	10,732	10,786,983
Flavors Holdings Inc. Tranche B Term Loan	7.083% (3 Mo. LIBOR + 5.75%	)	4/3/2020	6,106	5,732,249
Keurig Green Mountain, Inc. Term Loan A	2.75% (1 Wk. LIBOR + 1.50%	)	3/3/2021	45,991	45,952,710
NPC International, Inc. 2nd Lien Initial Term Loan	8.838% (1 Mo. LIBOR + 7.50%	)	4/18/2025	9,531	9,757,361
Refresco Group BV Term Loan B (Netherlands)(c)	–(g)		9/27/2024	9,780	9,835,013
US Foods, Inc. Initial Term Loan	3.85% (1 Mo. LIBOR + 2.50%	)	6/27/2023	30,886	31,098,592
Total					182,422,928

Forest Products 1.54%
Berlin Packaging LLC 2nd Lien Initial Term Loan	8.00% (1 Mo. LIBOR + 6.75%	)	9/30/2022	8,885	8,996,428
Berlin Packaging LLC Replacement Term Loan	4.50% (1 Mo. LIBOR + 3.25%) - 4.60%		10/1/2021	8,171	8,241,068
Berry Global Group, Inc. Term Loan O	–(g)		2/8/2020	13,561	13,594,995
Berry Global Group, Inc. Term Loan P	3.406% (3 Mo. LIBOR + 2.00%	)	1/6/2021	13,201	13,232,075
BWAY Holding Company Initial Term Loan	4.522% (3 Mo. LIBOR + 3.25%) - 4.598%		4/3/2024	51,743	52,038,981
Klockner-Pentaplast of America, Inc. Dollar Term Loan	5.583% (3 Mo. LIBOR + 4.25%	)	6/30/2022	39,197	39,580,739
Ranpak Corp. Initial Term Loan	8.533% (1 Mo. LIBOR + 7.25%	)	10/3/2022	81	80,750	(h)
Ranpak Corporation Tranche B1 USD Term Loan	4.60% (3 Mo. LIBOR + 3.25%	)	10/1/2021	2,755	2,775,206
Reynolds Group Holdings Inc. US Incremental Term Loan	4.10% (3 Mo. LIBOR + 2.75%	)	2/5/2023	19,701	19,820,165
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.35%		3/11/2022	22,294	22,446,937

130	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)
Signode Industrial Group LUX SA Initial Term Loan B	4.083% (3 Mo. LIBOR + 2.75%) - 4.099%		5/1/2021	$4,830	$4,864,344
Total					185,671,688

Gaming/Leisure 9.70%
24 Hour Fitness Worldwide, Inc. Term Loan	5.085% (3 Mo. LIBOR + 3.75%	)	5/28/2021	19,884	19,925,170
Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(c)	4.833% (3 Mo. LIBOR + 3.50%	)	8/1/2021	54,316	54,692,417
Boyd Gaming Corp. Refinancing Term Loan B	3.701% (1 Wk. LIBOR + 2.50%	)	9/15/2023	4,770	4,798,584
Caesar’s Entertainment Resort Properties LLC Term Loan B	4.85% (3 Mo. LIBOR + 3.50%	)	10/11/2020	68,960	69,024,736
Caesars Entertainment Operating Company Term Loan	3.85%		10/6/2024	30,006	30,037,356
Caesars Growth Properties Holdings, LLC 2017 1st Lien Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	5/8/2021	26,356	26,385,871
Caesars Resort Collection, LLC Term Loan	–(g)		10/2/2024	97,801	98,446,976
CCM Merger, Inc. Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	8/6/2021	14,017	14,095,628
CityCenter Holdings, LLC Term Loan B	3.85% (1 Mo. LIBOR + 2.50%	)	4/18/2024	39,312	39,541,075
Cowlitz Tribal Gaming Authority Term Loan B	11.85% (1 Mo. LIBOR + 10.50%	)	12/6/2021	21,499	24,293,870	(h)
Eldorado Resorts LLC Term Loan	3.50% (1 Mo. LIBOR + 2.25%) - 3.625%		4/17/2024	31,529	31,561,983
Equinox Holdings, Inc. 1st Lien Initial Term Loan	–(g)		3/8/2024	21,059	21,243,443
Equinox Holdings, Inc. Initial Term Loan	8.35% (1 Mo. LIBOR + 7.00%	)	9/6/2024	8,825	9,128,403
ESH Hospitality, Inc. Repriced Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	8/30/2023	27,028	27,117,710
Everi Payments Inc. Term Loan B	4.85% (1 Mo. LIBOR + 3.50%	)	5/9/2024	29,002	29,346,715
Gateway Casinos & Entertainment Limited Initial Tranche B1 Term Loan (Canada)(c)	5.083% (3 Mo. LIBOR + 3.75%	)	2/22/2023	14,723	14,920,905
GLP Capital L.P. Closing Date Term Loan	2.813% (1 Mo. LIBOR + 1.50%	)	10/26/2018	12,835	12,803,306
GLP Capital L.P. Incremental Tranche A-1 Term Loan	2.745% (1 Mo. LIBOR + 1.50%	)	7/31/2020	65,821	65,464,579
Golden Entertainment, Inc. 1st Lien Term Loan	4.29% (1 Mo. LIBOR + 3.00%	)	10/21/2024	44,020	44,130,050

See Notes to Financial Statements.	131

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Golden Entertainment, Inc. Term Loan	8.29% (1 Mo. LIBOR + 7.00%	)	10/20/2025	$19,485	$19,667,268
Hilton Worldwide Finance, LLC Term Loan B2	3.328% (1 Mo. LIBOR + 2.00%	)	10/25/2023	16,939	17,043,284
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	7/31/2024	29,939	30,210,397
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.35% (1 Mo. LIBOR + 2.00%	)	3/29/2024	17,432	17,529,635
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.10% (3 Mo. LIBOR + 2.75%) - 4.228%		6/10/2022	40,043	40,146,998
MGM Growth Prop. Operating Partnership LP Term Loan A	4.10% (1 Mo. LIBOR + 2.75%	)	4/23/2021	13,994	14,031,512
MGM Growth Prop. Operating Partnership LP Term Loan B	3.60% (1 Mo. LIBOR + 2.25%	)	4/25/2023	32,689	32,872,980
Mohegan Tribal Gaming Authority Term Loan A	5.10% (3 Mo. LIBOR + 3.75%	)	10/13/2021	18,646	18,785,654
Mohegan Tribal Gaming Authority Term Loan B	5.35% (3 Mo. LIBOR + 4.00%	)	10/13/2023	26,541	26,842,165
Norwegian Cruise Lines Term Loan B	2.996% (1 Mo. LIBOR + 1.75%	)	10/10/2022	9,780	9,835,061
Penn National Gaming, Inc. Refinancing Facility Term Loan A	3.111% (1 Mo. LIBOR + 1.75%	)	1/19/2022	18,525	18,548,156
Penn National Gaming, Inc. Refinancing Term Loan B	3.85% (1 Mo. LIBOR + 2.50%)		1/19/2024	5,869	5,907,653
Pinnacle Entertainment, Inc. Facility Term Loan A	3.10% (1 Mo. LIBOR +1.75%	)	4/28/2021	14,343	14,360,949
Recess Holdings, Inc. 1st Lien Initial Term Loan	5.254% (3 Mo. LIBOR + 3.75%	)	9/29/2024	14,784	14,885,352
Scientific Games International, Inc.	4.60% (1 Mo. LIBOR + 3.25%) - 4.672%		8/14/2024	23,403	23,640,306
Seminole Tribe of Florida Term Loan B	3.242% (1 Mo. LIBOR + 2.00%	)	7/8/2024	48,527	48,817,434
Station Casinos LLC Facility Term Loan B	3.82% (1 Mo. LIBOR + 2.50%	)	6/8/2023	46,427	46,593,192
Travel Leaders Group, LLC New Incremental Term Loan	5.919% (3 Mo. LIBOR + 4.50%	)	1/25/2024	5,693	5,791,296
VICI Properties 1 LLC Term Loan B1	4.75% (1 Mo. LIBOR + 3.50%	)	10/15/2022	62,149	62,231,828
Wynn America LLC Extened Facility Term Loan	3.10% (1 Mo. LIBOR + 1.75%	)	12/31/2021	34,191	34,191,000
Wynn America LLC Extened Facility Term Loan A	3.10% (1 Mo. LIBOR + 1.75%	)	11/30/2021	23,000	23,021,620

132	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Wynn America LLC Tranche A Facility Term Loan	3.10% (1 Mo. LIBOR + 1.75%	)	11/20/2020	$5,091	$5,095,629
Total					1,167,008,146

Healthcare 4.35%
Air Methods Corporation Initial Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	4/22/2024	10,511	10,505,666
ATI Holdings Acquisition, Inc. 1st Lien Initial Term Loan	4.847% (3 Mo. LIBOR + 3.50%	)	5/10/2023	27,241	27,513,481	(h)
Catalent Pharma Solutions, Inc. Dollar Term Loan	3.60% (1 Wk. LIBOR + 2.25%	)	5/20/2024	7,391	7,437,593
Change Healthcare Holdings, Inc. Closing Date Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	3/1/2024	20,030	20,106,795
CHG Healthcare Services Inc. 1st Lien New Term Loan	4.314% (3 Mo. LIBOR + 3.25%	)	6/7/2023	12,120	12,190,451
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	4.229% (3 Mo. LIBOR + 2.75%	)	12/31/2019	15,798	15,403,826
CHS/Community Health Systems, Inc. 2021 Incremental Term Loan H	4.479% (3 Mo. LIBOR + 3.00%	)	1/27/2021	2,678	2,569,122
Envision Healthcare Corp. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	12/1/2023	38,072	38,215,252
Genoa, a QoL Healthcare Co., LLC Initial Term Loan	9.35% (1 Mo. LIBOR + 8.00%	)	10/28/2024	2,430	2,472,525
Genoa, a QoL Healthcare Company, LLC 1st Lien Amendment No. 1 Term Loan	4.60% (3 Mo. LIBOR + 3.25%	)	10/30/2023	10,882	10,974,747
Grifols Worldwide Operations USA Ltd. Tranche B Term Loan	3.452% (1 Wk. LIBOR + 2.25%	)	1/31/2025	39,413	39,567,838
Grifols Worldwide Operations USA, Inc. Tranche A Term Loan	2.952% (1 Wk. LIBOR + 1.75%	)	1/31/2023	1,641	1,639,276
Jaguar Holding Company II 2017 Term Loan	4.083% (3 Mo. LIBOR + 2.75%) - 4.099%		8/18/2022	25,545	25,621,928
MPH Acquisition Holdings LLC Initial Term Loan	4.333% (3 Mo. LIBOR + 3.00%	)	6/7/2023	30,965	31,025,803
NVA Holdings, Inc. 1st Lien Term Loan B2	4.833% (3 Mo. LIBOR + 3.50%	)	8/14/2021	31,063	31,347,809
NVA Holdings, Inc. Term Loan	8.333% (3 Mo. LIBOR + 7.00%	)	8/14/2022	22,642	22,830,721
Ortho-Clinical Diagnostics Holding Luxembourg S.A.R.L Initial Term Loan	5.083% (3 Mo. LIBOR + 3.75%	)	6/30/2021	48,900	49,098,972
Packaging Coordinators Midco, Inc. Initial Term Loan	5.34% (3 Mo. LIBOR + 4.00%	)	6/30/2023	4,754	4,771,502

See Notes to Financial Statements.	133

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Press Ganey Holdings, Inc. 1st Lien Replacement Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/23/2023	$35,905	$36,181,729
RPI Finance Trust Initial Term Loan B6	3.333% (3 Mo. LIBOR + 2.00%	)	3/27/2023	44,736	44,987,156
Select Medical Corporation Tranche B Term Loan	4.78% (3 Mo. LIBOR + 3.50%) - 6.75%		3/1/2021	25,455	25,783,837
Superior Vision Holdings, Inc. 2nd Lien Term Loan	–(g)		11/1/2024	12,682	12,777,115
Superior Vision Holdings, Inc. Term Loan	–(g)		10/31/2025	3,413	3,455,663
Teladoc, Inc. Initial Term Loan	8.67% (3 Mo. LIBOR + 7.25%	)	7/14/2022	21,147	21,569,940	(h)
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	5.583% (3 Mo. LIBOR + 4.25%	)	12/30/2022	25,492	24,912,319
Total					522,961,066

Housing 2.34%
American Builders & Contractors Supply Co., Inc. Additional Term Loan B1	3.85% (1 Mo. LIBOR + 2.50%	)	10/31/2023	15,565	15,643,666
Beacon Roofing Supply, Inc. Term Loan B	–(g)		1/2/2025	9,777	9,817,770
Builders FirstSource, Inc. Refinancing Term Loan	4.333% (3 Mo. LIBOR + 3.00%	)	2/29/2024	25,449	25,590,501
C.H.I. Overhead Doors, Inc. Term Loan	4.583% (3 Mo. LIBOR + 3.25%	)	7/29/2022	11,978	12,007,945
CPG International Inc. New Term Loan	5.083% (3 Mo. LIBOR + 3.75%	)	5/5/2024	22,312	22,414,739
GYP Holdings III Corp. 2017 1st Lien Incremental Term Loan	4.38% (3 Mo. LIBOR + 3.00%	)	4/1/2023	18,765	18,905,559
Invitation Homes Operating Partnership LP Term Loan A	2.95% (1 Mo. LIBOR + 1.80%	)	2/7/2022	29,511	28,847,002	(h)
LBM Borrower, LLC Tranche B 1st Lien Term Loan	5.85% (1 Mo. LIBOR + 4.50%) - 5.922%		8/20/2022	17,845	18,058,109
PGT, Inc. Initial Term Loan	6.022% (3 Mo. LIBOR + 4.75%) - 6.228%		2/16/2022	8,832	8,964,965
Realogy Group LLC Initial Term Loan B	3.60% (1 Mo. LIBOR + 2.25%	)	7/20/2022	10,044	10,105,604
Realogy Group LLC. Initial Term Loan A	3.283% (1 Mo. LIBOR + 2.00%	)	10/23/2020	45,169	45,239,934
Summit Materials LLC Term Loan B	–(g)		11/11/2024	18,355	18,486,567
TEN-X, LLC 1st Lien Term Loan	5.35% (1 Mo. LIBOR + 4.00%	)	9/27/2024	20,740	20,811,346
USIC Holdings, Inc. New 1st Lien Term Loan	5.004% (3 Mo. LIBOR + 3.50%	)	12/8/2023	26,053	26,289,154	(h)
Total					281,182,861

134	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology 10.00%
Avaya, Inc. Replacement Term B6	6.871% (3 Mo. LIBOR + 5.50%	)	3/31/2018	$32,207	$24,753,334
Avaya, Inc. Replacement Term Loan B6	8.705% (1 Wk. LIBOR + 7.50%	)	11/8/2024	29,260	28,920,291
Avaya, Inc. Term Loan B7	6.621% (3 Mo. LIBOR + 5.25%	)	5/29/2020	18,117	13,893,558
BMC Software Finance, Inc. Initial US Term Loan B1	5.10% (3 Mo. LIBOR + 3.75%	)	9/10/2022	16,446	16,505,339
Cavium, Inc. Term Loan B1	3.597% (1 Mo. LIBOR + 2.25%	)	8/16/2022	10,219	10,244,628	(h)
CDW LLC Term Loan	3.34% (3 Mo. LIBOR + 2.00%	)	8/17/2023	27,283	27,516,914
Cypress Intermediate Holdings III, Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	4/29/2024	35,723	35,835,103
Cypress Intermediate Holdings III, Inc. Initial Term Loan	8.10% (1 Mo. LIBOR + 6.75%	)	4/28/2025	6,303	6,474,379
Dell International L.L.C. Replacement Term Loan A2	3.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021	147,712	147,856,729
Dell International LLC. Replacement Term Loan B	3.35% (3 Mo. LIBOR + 2.00%	)	9/7/2023	72,535	72,664,419
DigiCert, Inc. 1st Lien Term Loan	–(g)		10/31/2024	9,780	9,919,072
Donnelley Financial Solutions, Inc. 2017 Refinancing Term Loan	4.246% (1 Mo. LIBOR + 3.00%	)	9/29/2023	5,590	5,638,652
Epicor Software Corp. Term Loan B	5.00% (1 Mo. LIBOR + 3.75%	)	6/1/2022	31,134	31,344,629
Equinix, Inc. 2017 Dollar Term Loan B1	3.333% (1 Mo. LIBOR + 2.00%	)	1/6/2023	9,668	9,749,323
First Data Corporation 2024A New Dolar Term Loan	3.563% (1 Mo. LIBOR + 2.25%	)	4/26/2024	64,039	64,118,732
Fleetcor Technologies, Inc. Term Loan A	3.10% (1 Mo. LIBOR + 1.75%	)	8/2/2022	6,925	6,944,494
Gartner, Inc. 2017 Incremental Tranche B Term Loan	3.35% (1 Mo. LIBOR + 2.00%	)	4/5/2024	11,758	11,838,751
Hyland Software, Inc. 1st Lien Term Loan	4.60% (3 Mo. LIBOR + 3.25%	)	7/1/2022	9,831	9,941,900
Hyland Software, Inc. Term Loan	8.35% (3 Mo. LIBOR + 7.00%	)	7/7/2025	20,148	20,651,711
Infor (US), Inc. Tranche B6 Term Loan	4.083% (3 Mo. LIBOR + 2.75%	)	2/1/2022	54,189	54,205,493
Intralinks, Inc. 1st Lien Initial Term Loan	–(g)		11/14/2024	12,679	12,639,378
Kronos Incorporated 1st Lien Incremental Term Loan	4.839% (2 Mo. LIBOR + 3.50%) - 4.90%		11/1/2023	24,149	24,299,873
Kronos, Inc. 2nd Lien Initial Term Loan	9.627% (3 Mo. LIBOR + 8.25%	)	11/1/2024	5,875	6,078,187

See Notes to Financial Statements.	135

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
MA FinanceCo., LLC Tranche B3 Term Loan	4.063% (1 Mo. LIBOR + 2.75%	)	6/21/2024	$8,074	$8,105,458
MacDonald, Dettwiler and Associates Ltd. Term Loan B (Canada)(c)	4.10% (3 Mo. LIBOR + 2.75%	)	10/4/2024	59,180	59,512,888
McAfee, LLC Closing Date USD Term Loan	5.833% (3 Mo. LIBOR + 4.50%	)	9/30/2024	34,231	34,439,638
Meter Readings Holding, LLC 1st Lien Initial Term Loan	7.229% (3 Mo. LIBOR + 5.75%	)	8/29/2023	17,593	17,900,429	(h)
Micron Technology, Inc. Term Loan	3.39% (1 Mo. LIBOR + 2.00%	)	4/26/2022	4,163	4,205,478
MTS Systems Corporation New Tranche B Term Loan	4.50% (1 Mo. LIBOR + 3.25%	)	7/5/2023	12,064	12,184,781
Numericable Group SA USD Term Loan TLB12 (France)(c)	4.349% (3 Mo. LIBOR + 3.00%	)	1/31/2026	7,335	7,180,452
ON Semiconductor Corporation Term Loan B	3.35% (1 Mo. LIBOR + 2.00%	)	3/31/2023	19,706	19,807,203
Optiv, Inc. 1st Lien Initial Term Loan	4.625% (3 Mo. LIBOR + 3.25%	)	2/1/2024	6,593	6,311,063
Peak 10 Holding Corp. 1st Lien Initial Term Loan	4.816% (2 Mo. LIBOR + 3.50%	)	8/1/2024	36,865	37,031,998
Peak 10 Holding Corp. Initial Term Loan	8.627% (3 Mo. LIBOR + 7.25%	)	8/1/2025	22,760	23,119,855
Rackspace Hosting, Inc. 2017 1st Lien Term Loan B	4.322% (3 Mo. LIBOR + 3.00%) - 4.384%		11/3/2023	43,883	43,925,580
RP Crown Parent, LLC Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/12/2023	16,010	16,140,099
Science Applications International Corp. Tranche B Incremental Term Loan	3.938% (3 Mo. LIBOR + 2.50%	)	5/4/2022	7,584	7,640,577
Seattle Spinco, Inc. Term Loan B	4.063% (1 Mo. LIBOR + 2.75%	)	6/21/2024	54,522	54,734,979
SolarWinds Holdings, Inc. 2017 Refinancing Term Loan	4.85% (1 Mo. LIBOR + 3.50%	)	2/3/2023	45,809	46,085,193
Sophia, L.P. Term Loan B	4.583% (3 Mo. LIBOR + 3.25%	)	9/30/2022	48,310	48,365,325
TierPoint, LLC 1st Lien Initial Term Loan	5.10% (1 Mo. LIBOR + 3.75%	)	5/6/2024	25,089	25,052,628
TierPoint, LLC 2nd Lien Initial Term Loan	8.60% (1 Mo. LIBOR + 7.25%	)	5/5/2025	3,449	3,457,623
Vencore, Inc. 2nd Lien Term Loan	10.083% (3 Mo. LIBOR + 8.75%	)	5/23/2020	1,960	1,983,275
VeriFone Inc. Term Loan A	3.35% (1 Mo. LIBOR + 2.00%	)	7/8/2019	4,182	4,177,898
West Corporation Term Loan B	5.35% (1 Mo. LIBOR + 4.00%	)	10/10/2024	30,081	30,089,118

136	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Western Digital Corporation US Term Loan B3	3.313% (1 Mo. LIBOR + 2.00%	)	4/29/2023	$39,700	$39,894,133
Total					1,203,380,560

Manufacturing 5.51%
ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	9/27/2024	16,258	16,420,661
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(c)	5.878% (3 Mo. LIBOR + 4.50%	)	8/29/2021	7,678	7,652,395
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(c)	5.878%		8/29/2021	7,678	7,652,395
American Axle and Manufacturing, Inc. Tranche B Term Loan	3.58% (3 Mo. LIBOR + 2.25%) - 3.62%		4/6/2024	61,588	61,857,849
Big Ass Fans, LLC Initial Term Loan	–(g)		5/21/2024	4,389	4,424,661
Bright Bidco B.V. 1st Lien Term Loan B (Netherlands)(c)	5.833% (3 Mo. LIBOR + 4.50%) - 5.85%		6/30/2024	55,888	56,525,332
CH Hold Corp. 2nd Lien Initial Term Loan	8.60% (1 Mo. LIBOR + 7.25%	)	2/3/2025	2,625	2,690,625	(h)
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.446% (3 Mo. LIBOR + 3.00%	)	11/23/2020	34,715	33,131,109
Dayco Products, LLC Term Loan	6.479% (3 Mo. LIBOR + 5.00%	)	12/12/2019	25,005	25,286,655	(h)
DiversiTech Holdings, Inc. 1st Lien Initial Term Loan	4.84% (3 Mo. LIBOR + 3.50%	)	6/3/2024	9,604	9,660,977
Duke Finance, LLC 2017 1st Lien Refinancing Term Loan B	5.583% (3 Mo. LIBOR + 4.25%	)	2/21/2024	19,026	19,240,055
Electrical Components International, Inc. Term Loan	6.085% (3 Mo. LIBOR + 4.75%	)	5/28/2021	27,494	27,700,533
EXC Holdings III Corp. Term Loan	–(g)		11/15/2025	16,743	16,854,676
Excelitas Technologies Corp. Term Loan	–(g)		11/15/2024	19,415	19,590,997
Excelitas Technologies Corp. Term Loan B	6.34% (3 Mo. LIBOR + 5.00%	)	11/2/2020	28,621	28,773,067
Forterra Finance, LLC Replacement Term Loan	4.35% (3 Mo. LIBOR + 3.00%	)	10/25/2023	20,761	18,818,914
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.333% (3 Mo. LIBOR + 4.00%	)	11/19/2019	15,578	15,514,720
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.333% (3 Mo. LIBOR + 8.00%	)	5/19/2020	7,477	7,377,331
Gardner Denver, Inc. Tranche B1 Term Loan	4.083% (1 Mo. LIBOR + 2.75%	)	7/30/2024	32,330	32,481,469
Gates Global LLC Term Loan B	4.388% (3 Mo. LIBOR + 3.00%	)	4/1/2024	13,261	13,352,011

See Notes to Financial Statements.	137

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(c)	4.60% (1 Mo. LIBOR + 3.25%	)	6/30/2021	$25,569	$25,760,660
Jason, Inc. Term Loan	5.833% (3 Mo. LIBOR + 4.50%	)	6/30/2021	18,465	17,968,728
LTI Holdings, Inc. 1st Lien Initial Term Loan	6.10% (1 Mo. LIBOR + 4.75%	)	5/16/2024	27,188	27,460,360
LTI Holdings, Inc. 2nd Lien Initial Term Loan	–(g)		5/16/2025	6,057	6,178,140	(h)
Milacron LLC Term Loan B	4.10% (1 Mo. LIBOR + 2.75%	)	9/28/2023	21,470	21,523,542
PLZ Aeroscience Corporation	4.814% (2 Mo. LIBOR + 3.50%) - 4.834%		7/31/2022	17,328	17,522,636
RBS Global, Inc. Refinancing Term Loan B	4.016% (3 Mo. LIBOR + 2.75%) - 4.114%		8/21/2023	35,631	35,735,038
Unifrax I LLC 2nd Lien Term Loan	8.834% (3 Mo. LIBOR +7.50%	)	11/7/2025	7,804	7,862,569
Unifrax I LLC Initial Dollar Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	4/4/2024	25,595	25,778,584
UTEX Industries Inc. Initial Term Loan	5.35% (1 Mo. LIBOR + 4.00%	)	5/21/2021	31,029	30,117,512
UTEX Industries, Inc. Lien Initial Term Loan	–(g)		5/20/2022	15,105	13,868,278
Welbilt, Inc. Term Loan B	4.10% (1 Mo. LIBOR + 2.75%	)	3/3/2023	7,741	7,809,097
Total					662,591,576

Media/Telecommunications 11.14%
Altice Financing SA March 2017 Refinancial Term Loan (Luxembourg)(c)	4.109% (3 Mo. LIBOR + 2.75%	)	7/15/2025	24,870	24,360,038
Altice US Finance I Corporation March 2017 Refinancial Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	7/28/2025	34,300	34,121,492
Atlantic Broadband Finance, LLC Term Loan	–(g)		8/9/2024	38,537	38,528,907
CBS Radio Inc. Term Loan B1	–(g)		11/18/2024	11,812	11,912,875
Charter Communications Operating, LLC Term Loan F1	3.35% (1 Mo. LIBOR + 2.00%	)	1/3/2021	31,444	31,579,962
Charter Communications Operating, LLC Term Loan A1	3.10% (1 Mo. LIBOR + 1.75%	)	5/18/2021	11,746	11,766,518
Charter Communications Operating, LLC Term Loan E1	3.35% (1 Mo. LIBOR + 2.00%	)	7/1/2020	42,171	42,369,663
Charter Communications Operating, LLC Term Loan I1	3.60% (1 Mo. LIBOR + 2.25%	)	1/15/2024	18,386	18,489,097
Cologix, Inc. 1st Lien Initial Term Loan	4.456% (3 Mo. LIBOR + 3.00%	)	3/20/2024	12,075	12,087,219
Colorado Buyer Inc 1st Lien Initial Term Loan	4.38% (3 Mo. LIBOR + 3.00%	)	5/1/2024	39,294	39,553,840
Colorado Buyer Inc Initial Term Loan	8.63% (3 Mo. LIBOR + 7.25%	)	5/1/2025	24,668	25,079,409

138	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Consolidated Communications, Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/5/2023	$12,185	$12,012,837
CSC Holdings, LLC March 2017 Refinancing Term Loan	3.514% (1 Mo. LIBOR + 2.25%	)	7/17/2025	79,357	79,034,679
Delta 2 (Lux) S.A.R.L. Facility Term Loan B3 (Luxembourg)(c)	4.35% (1 Mo. LIBOR + 3.00%	)	2/1/2024	65,458	65,915,015
DHX Media Ltd. Initial Term Loan (Canada)(c)	5.10% (1 Mo. LIBOR + 3.75%	)	12/29/2023	9,437	9,466,886
Getty Images, Inc. Initial Term Loan	4.833% (3 Mo. LIBOR + 3.50%	)	10/18/2019	32,347	28,272,246
Hargray Communications Group, Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	5/16/2024	14,658	14,688,092
iHeart Communications, Inc. Tranche E Term Loan	8.833% (3 Mo. LIBOR + 7.50%	)	7/30/2019	82,584	62,299,003
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(c)	4.212% (3 Mo. LIBOR + 2.75%	)	6/30/2019	35,062	35,013,018
Level 3 Financing Inc. 2024 Tranche B Term Loan	3.696% (3 Mo. LIBOR + 2.25%	)	2/22/2024	31,473	31,485,274
Lions Gate Entertainment Corp. Term Loan A (Canada)(c)	3.35% (1 Mo. LIBOR + 2.00%	)	11/17/2023	9,625	9,643,095
Lions Gate Entertainment Corp. Term Loan B (Canada)(c)	4.35% (1 Mo. LIBOR + 3.00%	)	12/8/2023	12,754	12,791,078
Mediacom Illinois, LLC Tranche K Term Loan	3.46% (1 Wk. LIBOR + 2.25%	)	2/15/2024	6,848	6,873,268
Mission Broadcasting, Inc. Term Loan B2	3.742% (1 Mo. LIBOR + 2.50%	)	1/17/2024	3,580	3,594,601
Nexstar Broadcasting, Inc. Term Loan B2	3.742% (1 Mo. LIBOR + 2.50%	)	1/17/2024	28,357	28,474,152
Nielsen Finance LLC Term Loan B4	3.244% (1 Mo. LIBOR + 2.00%	)	10/4/2023	27,710	27,867,926
RCN Grande Closing Data Term Loan	–(g)		2/1/2024	22,430	22,291,607
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	3/24/2021	39,076	39,241,167
Sinclair Television Group Inc. Delayed Draw New Tranche A Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	4/9/2018	1,746	1,750,712
Sinclair Television Group Inc. Tranche B Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	1/3/2024	36,562	36,642,153
Sprint Communications, Inc. Initial Term Loan	3.875% (1 Mo. LIBOR + 2.50%	)	2/2/2024	63,045	63,132,123
Switch, Ltd. Initial Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	6/27/2024	7,864	7,951,151

See Notes to Financial Statements.	139

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Telenet Financing USD LLC Facility Term Loan AI	4.00% (1 Mo. LIBOR + 2.75%	)	6/30/2025	$42,853	$42,969,132
Telesat Canada Term Loan B4 (Canada)(c)	4.32% (2 Mo. LIBOR + 3.00%	)	11/17/2023	26,717	26,903,128
Townsquare Media, Inc. Additional Term Loan B	4.423% (2 Mo. LIBOR + 3.00%	)	4/1/2022	15,946	16,003,191
Tribune Media Co. Term Loan B	4.35% (1 Mo. LIBOR + 3.00%	)	12/27/2020	11,277	11,323,917
UFC Holdings, LLC Term Loan	8.828% (1 Mo. LIBOR + 7.50%	)	8/18/2024	14,991	15,284,599
UFC Holdings, LLC 1st Lien Term Loan	4.58% (1 Mo. LIBOR + 3.25%	)	8/18/2023	34,220	34,460,102
Unitymedia Finance LLC Fcaility Term Loan B	–(g)		1/15/2026	39,115	38,968,319
Unitymedia Hessen GmbH & Co. KG Term Loan B	3.50% (1 Mo. LIBOR + 2.25%	)	9/30/2025	34,735	34,785,539
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	3/15/2024	54,250	53,949,062
UPC Financing Partnership Facility Term Loan AR	3.75% (1 Mo. LIBOR + 2.50%	)	1/15/2026	29,335	29,393,083
Virgin Media Bristol LLC Facility Term Loan K	3.75% (3 Mo. LIBOR + 2.50%	)	1/15/2026	46,572	46,607,162
WaveDivision Holdings LLC Initial Term Loan	4.07% (2 Mo. LIBOR + 2.75%) - 4.14%		10/15/2019	14,714	14,736,302
Windstream Service LLC 2016 Tranche B6 Term Loan	5.27% (1 Mo. LIBOR + 4.00%) - 5.37%		3/29/2021	10,510	9,931,656
Ziggo Secured Finance Partnership Facility Term Loan E	3.75% (1 Mo. LIBOR + 2.50%	)	4/15/2025	76,731	76,394,885
Total					1,339,999,180

Metals/Minerals 1.55%
Dynacast International LLC 1st Lien Term Loan B1	4.583% (3 Mo. LIBOR + 3.25%	)	1/28/2022	17,654	17,830,361
Dynacast International LLC 2nd Lien Initial Term Loan	9.833% (3 Mo. LIBOR + 8.50%	)	1/30/2023	10,530	10,582,562	(h)
Harsco Corp. Initial Term Loan	6.375% (1 Mo. LIBOR + 5.00%	)	11/2/2023	25,245	25,466,138
Hi-Crush Partners LP Advance Term Loan	5.083% (3 Mo. LIBOR + 3.75%	)	4/28/2021	10,546	10,546,085
Murray Energy Corp. Term Loan B2	8.583% (3 Mo. LIBOR + 7.25%	)	4/16/2020	14,504	12,948,960
MW Industries, Inc. 1st Lien Initial Term Loan	5.333%		9/27/2024	14,670	14,835,111

140	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)
MW Industries, Inc. 2nd Lien Term Loan	9.333% (3 Mo. LIBOR + 8.00%	)	9/28/2025	$9,780	$9,816,675
Oxbow Carbon LLC Initial Term Loan	8.35% (1 Mo. LIBOR + 7.00%	)	1/17/2020	29,080	29,243,836
Oxbow Carbon LLC Tranche A Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/21/2019	8,914	8,920,009	(h)
Oxbow Carbon LLC Tranche A2 Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	10/21/2019	17,927	17,938,635	(h)
TMS International Corp. Term Loan B1	4.246% (1 Mo. LIBOR + 3.00%	)	8/14/2024	14,455	14,545,491
Zekelman Industries, Inc. Term Loan	4.073% (3 Mo. LIBOR + 2.75%	)	6/14/2021	14,016	14,116,265
Total					186,790,128

Retail 3.21%
84 Lumber Company Term Loan B1	6.537% (3 Mo. LIBOR + 5.25%	)	10/25/2023	20,913	21,148,657
99 Cents Only Stores LLC Tranche B2 Term Loan	–(g)		1/13/2022	26,718	25,482,586
Bass Pro Group, LLC Initial Term Loan	6.35% (1 Mo. LIBOR + 5.00%	)	9/25/2024	31,782	31,136,508
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.742% (1 Mo. LIBOR + 3.50%	)	2/3/2024	8,744	8,621,832
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	8.742% (1 Mo. LIBOR + 7.50%	)	2/3/2025	11,785	11,524,787
Burlington Coat Factory Warehouse Corporation Term Loan B5	3.77% (1 Mo. LIBOR + 2.50%	)	11/17/2024	24,275	24,332,593
Camping World, Inc. Term Loan	4.242% (1 Mo. LIBOR + 3.00%) - 4.349%		11/8/2023	14,427	14,536,501
Capital Automotive L.P. 1st Lien Initial Tranche B2 Term Loan	3.85% (1 Mo. LIBOR + 2.50%	)	3/25/2024	12,017	12,067,579
Capital Automotive L.P. Initial Tranche B Term Loan	7.35% (1 Mo. LIBOR + 6.00%	)	3/24/2025	19,102	19,674,984
Comfort Holding, LLC 1st Lien Initial Term Loan	5.996% (1 Mo. LIBOR + 4.75%	)	2/5/2024	25,000	22,844,088
Container Store, Inc. (The) Term Loan B	8.333% (3 Mo. LIBOR + 7.00%	)	8/15/2021	15,858	15,164,099
Harbor Freight Tools USA, Inc. 2016 Initial Term Loan	4.60% (3 Mo. LIBOR + 3.25%	)	8/18/2023	39,688	39,985,328
J.C. Penney Corp., Inc. Term Loan	–(g)		6/23/2023	6,418	5,894,933
Jo-Ann Stores, LLC Initial Term Loan	6.551% (3 Mo. LIBOR + 5.00%	)	10/20/2023	11,254	10,733,459
Michaels Stores, Inc. 2016 Replacement New Term Loan B1	3.995% (1 Mo. LIBOR + 2.75%) - 4.10%		1/30/2023	27,897	27,706,586

See Notes to Financial Statements.	141

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Retail (continued)
Neiman Marcus Group, Inc. (The) Other Term Loan	4.492% (3 Mo. LIBOR + 3.25%	)	10/25/2020	$40,277	$33,018,450
Party City Holdings, Inc. 2016 Replacement Term Loan	4.34% (3 Mo. LIBOR + 3.00%) - 4.58%		8/19/2022	15,513	15,555,604
Petco Animal Supplies, Inc. Term Loan	4.38% (3 Mo. LIBOR + 3.00%	)	1/26/2023	28,224	22,385,219
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.35% (1 Mo. LIBOR + 5.00%	)	8/21/2019	12,176	11,201,839
VF Holding Corp 1st Lien Term Loan B1	4.60% (1 Mo. LIBOR + 3.25%	)	6/30/2023	13,241	13,335,902
Total					386,351,534

Service 11.39%
American Seafoods Group LLC 1stLien Tranche B Term Loan	4.57% (3 Mo. LIBOR + 3.25%) - 4.70%		8/21/2023	14,779	14,954,575
Asurion LLC Replacement Term Loan B2	7.35% (1 Mo. LIBOR + 6.00%	)	8/4/2025	61,298	63,014,344
Asurion LLC Replacement Term Loan B5	4.35% (1 Mo. LIBOR + 3.00%	)	11/3/2023	45,819	46,061,904
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(c)	3.533% (1 Mo. LIBOR + 2.25%	)	3/21/2022	45,470	45,553,040
AVSC Holding Corp. 1st Lien New Term Loan	4.853% (3 Mo. LIBOR + 3.50%) - 4.885%		4/29/2024	7,570	7,643,381
BakerCorp International, Inc. Refinanced Term Loan	4.38% (3 Mo. LIBOR + 3.00%	)	2/7/2020	42,894	42,170,626
BCP Renaissance Parent LLC Initial Term Loan	5.38% (3 Mo. LIBOR + 4.00%	)	10/31/2024	14,671	14,831,427
Belron S.A. Initial Term Loan B (Luxembourg)(c)	3.892% (3 Mo. LIBOR + 2.50%	)	11/7/2024	12,604	12,712,331
Boing US Holdco Inc. 1st Lien Term Loan B	4.885% (3 Mo. LIBOR + 3.50%	)	10/3/2024	14,671	14,817,710	(h)
Boing US Holdco Inc. Term Loan B	8.885% (3 Mo. LIBOR + 7.50%	)	10/3/2025	10,585	10,664,388	(h)
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	5.583% (3 Mo. LIBOR + 4.25%) - 5.627%		6/21/2024	53,608	53,919,338
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.283% (3 Mo. LIBOR + 3.00%) - 4.38%		12/18/2020	21,826	21,952,476
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.783% (3 Mo. LIBOR + 6.50%	)	12/17/2021	4,861	4,894,699
CareerBuilder, LLC 1st Lien Term Loan	8.083% (3 Mo. LIBOR + 6.75%	)	7/31/2023	19,706	19,188,718

142	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
Ceridian HCM Holding, Inc. Initial Term Loan	4.813% (1 Mo. LIBOR + 3.50%	)	9/15/2020	$41,858	$41,920,627
CEVA Group PLC Pre-Funded L/C Term Loan (United Kingdom)(c)	6.88%		3/19/2021	14,346	13,485,107
CEVA Intercompany B.V. Term Loan (Netherlands)(c)	6.878% (3 Mo. LIBOR + 5.50%	)	3/19/2021	13,116	12,567,441
CEVA Logistics Canada, ULC Term Loan (Canada)(c)	6.878% (3 Mo. LIBOR + 5.50%	)	3/19/2021	2,257	2,162,926
CEVA Logistics US Holdings Inc. Term Loan	6.878% (3 Mo. LIBOR + 5.50%	)	3/19/2021	18,086	17,330,087
CIBT Holdings, Inc. 1st Lien Initial Term Loan	5.333% (1 Mo. LIBOR + 4.00%	)	6/3/2024	11,341	11,397,782
Clean Harbors Inc. Initial Term Loan	3.35% (1 Mo. LIBOR + 2.00%	)	6/27/2024	7,865	7,919,361
Deliver Buyer, Inc. Term Loan	6.35% (1 Mo. LIBOR + 5.00%) - 6.478%		5/1/2024	18,178	18,382,391	(h)
Edelman Financial Group, The Initial Term Loan	5.653% (3 Mo. LIBOR + 4.25%	)	11/11/2024	13,657	13,844,784
EIG Investors Corp. Refinancing Term Loan	5.328% (3 Mo. LIBOR + 4.00%) - 5.462%		2/9/2023	19,397	19,558,443
Equian LLC Initial Term Loan	5.037% (1 Mo. LIBOR + 3.75%) -5.10%		5/20/2024	11,059	11,156,051
First Data Corp, 2020 Term Loan A	3.063% (3 Mo. LIBOR + 1.75%	)	6/2/2020	75,750	75,903,485
First Data Corp, 2020D New Dollar Term Loan	3.563% (3 Mo. LIBOR + 2.25%	)	7/8/2022	78,258	78,369,392
Garda World Security Corp. Term Loan B (Canada)(c)	5.242% (1 Mo. LIBOR + 4.00%) - 7.25%		5/24/2024	12,596	12,670,088
Global Payments Inc. Term Loan	3.10% (1 Mo. LIBOR + 1.75%	)	7/31/2020	19,462	19,534,729
Highland Acquisition Holdings LLC. Initial Term Loan	6.85% (1 Mo. LIBOR + 5.50%	)	11/30/2022	40,464	40,564,915
ICSH Parent, Inc. 1st Lien Delayed Draw Term Loan	4.98% (3 Mo. LIBOR + 3.50%	)	4/29/2024	1,142	1,147,559	(h)
ICSH Parent, Inc. 1st Lien Initial Term Loan	4.88% (3 Mo. LIBOR + 3.50%	)	4/29/2024	20,867	20,971,808	(h)
iQor US, Inc. 1st Lien Term Loan B	6.335% (3 Mo. LIBOR + 5.00%	)	4/1/2021	13,198	13,186,721
J.D. Power and Associates Initial Term Loan	9.833% (3 Mo. LIBOR + 8.50%	)	9/7/2024	1,946	1,975,190
Kasima LLC Term Loan	3.84% (3 Mo. LIBOR + 2.50%) - 3.850%		5/17/2021	14,192	14,325,623

See Notes to Financial Statements.	143

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.583% (1 Mo. LIBOR + 8.25%	)	8/22/2025	$12,688	$12,814,880
KUEHG Corp. Term Loan B2	5.083% (3 Mo. LIBOR + 3.75%	)	8/12/2022	35,347	35,604,870
Laureate Education, Inc. Series 2024 Term Loan	5.85% (1 Mo. LIBOR + 4.50%	)	4/26/2024	31,866	32,159,673
Leidos Innovations Corp. Term Loan B	3.375% (1 Mo. LIBOR + 2.00%	)	8/16/2023	24,185	24,421,046
Misys Ltd Dollar Term Loan	8.729% (3 Mo. LIBOR + 7.25%	)	6/13/2025	38,000	38,166,250
Monitronics International Inc. Term Loan B2	6.833% (3 Mo. LIBOR + 5.50%	)	9/30/2022	18,705	18,398,887
Navicure, Inc. 1st Lien Initial Term Loan	4.992% (1 Mo. LIBOR + 3.75%	)	10/1/2024	19,751	19,825,066
Navicure, Inc. Initial Term Loan	8.742% (3 Mo. LIBOR + 7.50%	)	10/31/2025	9,013	9,103,130	(h)
North American Lifting Holdings, Inc. Initial Term Loan	5.833% (3 Mo. LIBOR + 4.50%	)	11/27/2020	26,568	24,996,345
North American Lifting Holdings, Inc. Term Loan	10.333% (3 Mo. LIBOR + 9.00%	)	11/26/2021	12,577	10,753,335
Pike Corporation 2017 Initial Term Loan	4.85% (1 Mo. LIBOR + 3.50%	)	9/20/2024	4,092	4,156,517
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(c)	4.31% (2 Mo. LIBOR + 3.00%) - 4.37%		4/29/2024	19,867	19,984,169
PODS, LLC Term Loan B	–(g)		11/21/2024	14,629	14,720,504
PODS, LLC Tranche B2 Term Loan	4.495% (1 Mo. LIBOR + 3.25%	)	2/2/2022	16,433	16,474,410
Press Ganey Holdings, Inc. Initial Term Loan	7.85% (1 Mo. LIBOR + 6.50%	)	10/21/2024	7,431	7,537,835
Prime Security Services Borrower, LLC 2016-2 Refinancing Term Loan B1	4.10% (1 Mo. LIBOR + 2.75%	)	5/2/2022	44,983	45,373,849
Robertshaw US Holding Corp 1st Lien Initial Term Loan	5.75% (1 Mo. LIBOR + 4.50%	)	8/10/2024	24,457	24,691,420
Robertshaw US Holding Corp. Initial Term Loan	10.25% (1 Mo. LIBOR + 9.00%	)	2/10/2025	9,398	9,398,000
Sedgwick Claims Management Services, Inc. 2016 Term Loan	4.583% (3 Mo. LIBOR + 3.25%	)	3/1/2021	6,720	6,778,737
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	7.229% (3 Mo. LIBOR + 5.75%	)	2/28/2022	9,351	9,471,768
TKC Holdings, Inc. 1st Lien initial Term Loan	5.60% (2 Mo. LIBOR + 4.25%) - 5.672%		2/1/2023	16,634	16,847,580

144	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
TKC Holdings, Inc. 2nd Lien Initial Term Loan	9.423% (2 Mo. LIBOR + 8.00%	)	2/1/2024	$8,854	$8,959,141
TruGreen Limited Partnership 1st Lien Initial Incremental Term Loan	5.246% (1 Mo. LIBOR + 4.00%	)	4/13/2023	8,388	8,523,986
University Support Services LLC Term Loan	4.25% (1 Mo. LIBOR + 4.25%	)	7/6/2022	13,892	14,083,149	(h)
Vantiv, LLC 2017 Incremental Term Loan B1	–(g)		3/31/2025	6,429	6,457,472
Vantiv, LLC New Term Loan B4	3.25% (1 Mo. LIBOR + 1.75%	)	10/14/2021	10,973	11,027,363
Vantiv, LLC Term Loan A5	3.25% (1 Mo. LIBOR + 2.00%	)	8/9/2024	37,477	37,714,071
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(c)	4.60% (1 Mo. LIBOR + 3.25%	)	5/16/2022	2,412	2,426,580
Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	5/16/2022	14,140	14,228,464
Waste Industries USA, Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	9/27/2024	14,671	14,786,241
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	5.333% (3 Mo. LIBOR + 4.00%	)	12/20/2023	20,579	20,688,280
Zodiac Pool Solutions LLC Term Loan	10.333% (3 Mo. LIBOR + 9.00%	)	12/20/2024	9,719	9,876,934
Total					1,371,203,419

Transportation 3.76%
Arctic LNG Carries LTD. Term Loan (Marshall Islands)(c)	5.85% (3 Mo. LIBOR + 4.50%	)	5/18/2023	34,401	34,777,127
Chassix, Inc. Term Loan	6.938% (3 Mo. LIBOR + 5.50%) - 7.187%		11/15/2023	19,506	19,359,705	(h)
Daseke, Inc. Term Loan	6.412% (3 Mo. LIBOR + 5.00%	)	2/27/2024	17,633	17,655,229
FCA US LLC Tranche B Term Loan	3.29% (1 Mo. LIBOR + 2.00%	)	12/31/2018	17,948	18,019,416
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.00% (3 Mo. LIBOR + 3.75%) - 5.10%		4/15/2021	34,067	34,354,526
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	6.833% (3 Mo. LIBOR + 5.50%	)	8/18/2022	50,923	51,028,812
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.831% (3 Mo. LIBOR + 8.50%	)	8/18/2023	16,204	15,859,746
International Seaways, Inc. Term Loan	6.85% (1 Mo. LIBOR + 5.50%	)	6/22/2022	46,551	46,783,881
Kenan Advantage Group, Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	7/29/2022	1,979	1,990,114

See Notes to Financial Statements.	145

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation (continued)
Kenan Advantage Group, Inc. USD Initial Term Loan	4.35% (1 Mo. LIBOR + 3.00%	)	7/29/2022	$12,462	$12,534,889
Navios Maritime Partners L.P. Initial Term Loan (Marshall Islands)(c)	6.32% (3 Mo. LIBOR + 5.00%	)	9/14/2020	33,898	33,844,952
Octavius Corp. Tranche B Term Loan	5.744% (3 Mo. LIBOR + 4.50%) - 5.817%		11/8/2023	19,915	20,089,662
OSG Bulk Ships, Inc. Initial Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	8/5/2019	45,808	43,975,213
Stena International Sarl Term Loan (Luxembourg)(c)	4.34% (3 Mo. LIBOR + 3.00%	)	3/3/2021	21,748	20,524,703
TI Group Automotive Systems LLC US Initial Term Loan	4.10% (1 Mo. LIBOR + 2.75%	)	6/30/2022	25,307	25,445,537
XPO Logistics, Inc. Refinanced Term Loan	3.599% (3 Mo. LIBOR + 2.25%	)	11/1/2021	22,709	22,849,489
YRC Worldwide, Inc. Tranche B1 Term Loan	9.85% (3 Mo. LIBOR + 8.50%	)	7/24/2022	34,090	33,917,996
Total					453,010,997

Utility 4.13%
AES Corporation Initial Term Loan	3.454% (3 Mo. LIBOR + 2.00%	)	5/24/2022	19,613	19,705,427
Calpine Construction Finance Co. LP Term Loan B2	3.85% (1 Mo. LIBOR + 2.50%	)	1/31/2022	29,366	29,449,953
Calpine Corporation 2015 Term Loan	4.09% (3 Mo. LIBOR + 2.75%	)	1/15/2023	3,990	4,001,957
Calpine Corporation 2016 Term Loan	4.09% (3 Mo. LIBOR + 2.75%	)	5/31/2023	15,443	15,480,863
Calpine Corporation 2017 Term Loan	3.10% (1 Mo. LIBOR + 1.75%	)	12/31/2019	7,463	7,479,141
Cheniere Energy Partners, L.P. CCTP Term Loan	3.563% (1 Mo. LIBOR + 2.25%	)	2/25/2020	1,880	1,878,990	(h)
Cheniere Energy Partners, L.P. SPLNG Term Loan	3.60% (1 Mo. LIBOR + 2.25%	)	2/25/2020	14,048	14,039,106	(h)
CyrusOne LP Term Loan B	–(g)		9/17/2021	2,782	2,761,487
Dayton Power & Light Co. (The) Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	8/24/2022	11,828	11,887,533
Dynegy Inc. Tranche C1 Term Loan	4.60% (3 Mo. LIBOR + 3.25%	)	2/7/2024	19,641	19,775,893
EFS Cogen Holdings I LLC Advance Term Loan B	4.59% (3 Mo. LIBOR + 3.25%	)	6/28/2023	16,176	16,356,540
Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.283% (1 Mo. LIBOR + 3.00%) 4.349%		6/30/2018	86,973	87,360,838

146	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Utility (continued)
ExGen Renewables IV, LLC Term Loan B	–(g)		11/15/2024	$24,082	$24,322,820	(h)
Lightstone Holdco LLC Refinanced Term Loan B	5.85% (1 Mo. LIBOR + 4.50%	)	1/30/2024	31,001	31,143,004
Lightstone Holdco LLC Refinanced Term Loan C	5.85% (1 Mo. LIBOR + 4.50%	)	1/30/2024	1,923	1,931,942
Moxie Liberty LLC Advance Construction Term Loan B1	7.833% (3 Mo. LIBOR + 6.50%	)	8/21/2020	10,598	9,578,226
Panda Temple Power II LLC Advance Construction Term Loan	7.333% (1 Mo. LIBOR + 6.00%	)	4/3/2019	23,019	21,062,496
Power Borrower, LLC Initial Term Loan	8.583% (3 Mo. LIBOR + 7.25%	)	11/6/2020	12,212	12,219,375
Sandy Creek Energy Associates, L.P. Term Loan	5.333% (3 Mo. LIBOR + 4.00%	)	11/9/2020	11,536	9,757,495
TerraForm Power Operating, LLC Term Loan	4.147% (3 Mo. LIBOR + 2.75%	)	11/8/2022	23,004	23,262,795
Vistra Operations Co. LLC Initial Term Loan	4.083% (1 Mo. LIBOR + 2.75%) - 4.10%		8/4/2023	49,712	49,984,870
Vistra Operations Co. LLC Initial Term Loan C	4.084% (1 Mo. LIBOR + 2.75%	)	8/4/2023	11,423	11,485,799
Vistra Operations Co., LLC 2016 Incremental Term Loan	4.016% (1 Mo. LIBOR + 2.75%) - 4.083%		12/14/2023	24,371	24,546,054
Viva Alamo LLC Initial Term Loan	5.60% (1 Mo. LIBOR + 4.25%	)	2/22/2021	21,910	21,642,858
Wilshire Grand Center Initial Term Loan	3.854% (3 Mo. LIBOR + 2.50%	)	10/18/2020	26,018	26,083,045
Total					497,198,507
Total Floating Rate Loans (cost $10,610,258,135)					10,658,549,810
Total Long-Term Investments (cost $11,785,902,202)					11,849,734,351

SHORT-TERM INVESTMENTS 5.86%

FLOATING RATE LOANS(f) 0.14%

Information Technology
Avaya, Inc. Facility Term Loan (cost $16,819,858)	8.702% (1 Wk. LIBOR + 7.50%	)	1/24/2018	16,518	16,559,295

See Notes to Financial Statements.	147

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 5.72%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $702,715,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $702,264,560; proceeds: $688,495,697 (cost $688,493,402)	$688,493	$688,493,402
Total Short-Term Investments (cost $705,313,260)		705,052,697
Total Investments in Securities 104.34% (cost $12,491,215,462)		12,554,787,048
Liabilities in Excess of Cash and Other Assets(i) (4.34%)		(521,848,703)
Net Assets 100.00%		$12,032,938,345

EUR	Euro Currency.
NOK	Norwegian krone
LIBOR	London Interbank Offered Rate
NIBOR	Nigerian Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

148	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	State Street Bank and Trust	1/19/2018	13,000,000	$17,211,540	$17,613,286	$401,746
euro	Buy	State Street Bank and Trust	2/16/2018	8,247,575	9,861,973	9,863,759	1,786
Norwegian krone	Sell	State Street Bank and Trust	2/21/2018	65,318,000	7,942,094	7,870,327	71,767
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$475,299

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	Goldman Sachs	1/19/2018	13,000,000	$17,174,587	$17,613,286	$(438,699)
euro	Sell	State Street Bank and Trust	2/16/2018	17,300,000	$20,460,940	$20,690,086	$(229,146)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(667,845)

Open Futures Contracts at November 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	March 2018	1,934	Short	$(414,990,932)	$(414,661,688)	$329,244
U.S. 10-Year Treasury Note	March 2018	1,694	Short	(210,783,912)	(210,135,406)	648,506
Totals				$(625,774,844)	$(624,797,094)	$977,750

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	March 2018	378	Long	$44,155,790	$43,977,937	$(177,853)
U.S. Long Bond	March 2018	98	Long	15,016,394	14,868,438	(147,956)
Totals				$59,172,184	$58,846,375	$(325,809)

See Notes to Financial Statements.	149

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$19,649,005	$5,025,000	$24,674,005
Common Stocks
Energy	–	2,381,057	–	2,381,057
Remaining Industries	225,607,170	–	–	225,607,170
Convertible Bonds	–	97,602,870	–	97,602,870
Corporate Bonds
Metals/Minerals	–	108,180,581	1,028	108,181,609
Other	–	732,737,830	–	732,737,830
Floating Rate Loans
Aerospace	–	524,193,023	–	524,193,023
Chemicals	–	214,361,732	–	214,361,732
Consumer Durables	–	131,646,437	19,329,336	150,975,773
Consumer Non-Durables	–	102,303,940	–	102,303,940
Energy	–	289,671,554	25,047,107	314,718,661
Financial	–	532,901,801	88,847,842	621,749,643
Food & Drug	–	290,474,448	–	290,474,448
Food/Tobacco	–	182,422,928	–	182,422,928
Forest Products	–	185,590,938	80,750	185,671,688
Gaming/Leisure	–	1,142,714,276	24,293,870	1,167,008,146
Healthcare	–	473,877,645	49,083,421	522,961,066
Housing	–	226,046,705	55,136,156	281,182,861
Information Technology	–	1,191,794,798	28,145,057	1,219,939,855
Manufacturing	–	628,436,156	34,155,420	662,591,576
Media/Telecommunications	–	1,339,999,180	–	1,339,999,180
Metals/Minerals	–	149,348,922	37,441,206	186,790,128
Retail	–	386,351,534	–	386,351,534
Service	–	1,282,033,284	89,170,135	1,371,203,419
Transportation	–	433,651,292	19,359,705	453,010,997
Utility	–	456,957,591	40,240,916	497,198,507
Repurchase Agreement	–	688,493,402	–	688,493,402
Total	$225,607,170	$11,813,822,929	$515,356,949	$12,554,787,048

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$475,299	$–	$475,299
Liabilities	–	(667,845)	–	(667,845)
Futures Contracts
Assets	977,750	–	–	977,750
Liabilities	(325,809)	–	–	(325,809)
Unfunded Commitments
Assets	–	–	–	–
Liabilities	–	(80,745)	–	(80,745)
Total	$651,941	$(273,291)	$–	$378,650

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

150	See Notes to Financial Statements.

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed	Common	Corporate	Floating
	Securities	Stocks	Bonds	Rate Loans
Balance as of December 1, 2016	$1,935,200	$63,557	$5	$371,919,417
Accrued Discounts (Premiums)	–	–	–	2,036,219
Realized Gain (Loss)	–	(621,429)	–	2,078,446
Change in Unrealized Appreciation (Depreciation)	25,000	557,872	1,023	3,472,784
Purchases	5,000,000	–	–	474,302,675
Sales	–	–	–	(274,625,815)
Transfers into Level 3	–	–	–	15,691,859
Transfers out of Level 3	(1,935,200)	–	–	(84,544,664)
Balance as of November 30, 2017	$5,025,000	$–	$1,028	$510,330,921
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$25,000	$–	$1,023	$5,608,262

See Notes to Financial Statements.	151

Schedule of Investments

HIGH YIELD FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.66%

COMMON STOCKS 5.04%

Aerospace/Defense 0.10%
Aerovironment, Inc.*	161	$7,324,615

Automakers 0.06%
Ferrari NV (Italy)(a)	5	501,623
Oshkosh Corp.	40	3,576,119
Total		4,077,742

Banking 0.20%
Green Bancorp, Inc.*	161	3,602,838
SVB Financial Group*	48	10,879,371
Total		14,482,209

Beverages 0.10%
Remy Cointreau SA(b)	EUR 51	6,744,219

Building Materials 0.33%
Owens Corning	84	7,454,531
Patrick Industries, Inc.*	78	7,906,453
Trex Co., Inc.*	66	7,806,310
Total		23,167,294

Chemicals 0.10%
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	370	7,270,500

Consumer/Commercial/Lease Financing 0.05%
LendingTree, Inc.*	12	3,558,783

Discount Stores 0.11%
Dollar Tree, Inc.*	73	7,497,164

Electric: Integrated 0.01%
Pampa Energia SA ADR*	11	709,586

Electronics 0.21%
Nintendo Co., Ltd.(b)	JPY 18	7,380,875
Trimble, Inc.*	174	7,316,170
Total		14,697,045

152	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
Energy: Exploration & Production 0.53%
Bill Barrett Corp.*	1,193	$6,977,020
Carrizo Oil & Gas, Inc.*	384	7,430,007
Chaparral Energy, Inc.	65	1,569,480
Chaparral Energy, Inc. Class A*	281	6,743,280
Kosmos Energy Ltd.*	893	7,128,518
Peabody Energy Corp.	2	57,048
SM Energy Co.	362	7,464,229
Templar Energy LLC Class A Units	191	524,091
Total		37,893,673

Food & Drug Retailers 0.00%
Fairway Group Holdings Corp.	20	197	(c)

Food: Wholesale 0.03%
Freshpet, Inc.*	122	2,312,148

Forestry/Paper 0.10%
Potlatch Corp.	132	6,821,572

Gaming 0.24%
Eldorado Resorts, Inc.*	245	7,485,923
Everi Holdings, Inc.*	313	2,549,516
Scientific Games Corp. Class A*	138	7,249,378
Total		17,284,817

Gas Distribution 0.05%
Transportadora de Gas del Sur SA*(b)	ARS 835	3,563,035

Investments & Miscellaneous Financial Services 0.46%
Artisan Partners Asset Management, Inc. Class A	284	11,230,008
Grupo Financiero Galicia SA ADR	129	7,369,027
Penson Technologies Class A Units	4,881	48,812	(c)
Preferred Bank	115	7,202,505
Webster Financial Corp.	124	7,097,702
Total		32,948,054

Machinery 0.20%
Alamo Group, Inc.	62	7,306,295
Manitowoc Co., Inc. (The)*	177	7,098,560
Total		14,404,855

See Notes to Financial Statements.	153

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

	Shares	Fair
Investments	(000)	Value
Monoline Insurance 0.10%
MGIC Investment Corp.*	506	$7,404,270

Oil Field Equipment & Services 0.05%
RPC, Inc.	149	3,583,547

Oil Refining & Marketing 0.10%
HollyFrontier Corp.	162	7,215,501

Pharmaceuticals 0.26%
Blueprint Medicines Corp.*	99	7,446,327
Insmed, Inc.*	118	3,670,190
MedReleaf Corp.*(b)	CAD 549	6,946,515
Total		18,063,032

Printing & Publishing 0.10%
S&P Global, Inc.	41	6,799,904

Real Estate Investment Trusts 0.10%
Terreno Realty Corp.	186	7,005,256

Recreation & Travel 0.10%
Galaxy Entertainment Group Ltd.(b)	HKD 947	6,862,609

Restaurants 0.11%
Shake Shack, Inc. Class A*	181	7,432,730

Software/Services 0.25%
Cubic Corp.	75	4,640,055
Match Group, Inc.*	234	6,874,837
Twitter, Inc.*	312	6,426,311
Total		17,941,203

Specialty Retail 0.41%
Canada Goose Holdings, Inc. (Canada)*(a)	263	7,078,149
Columbia Sportswear Co.	105	7,347,395
Five Below, Inc.*	116	7,147,417
Floor & Decor Holdings, Inc. Class A*	182	7,386,690
Total		28,959,651

Support: Services 0.10%
Ashtead Group plc(b)	GBP 140	3,597,058
Mobile Mini, Inc.	104	3,736,580
Total		7,333,638

154	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Shares	Fair
Investments				(000)	Value
Technology Hardware & Equipment 0.29%
IQE plc*(b)				GBP 3,169	$7,438,399
Megachips Corp.(b)				JPY 229	7,006,936
Tokyo Electron Ltd.(b)				JPY 34	6,396,359
Total					20,841,694

Transportation: Infrastructure/Services 0.09%
Chassix Holdings, Inc.				236	6,611,413

Trucking & Delivery 0.10%
Saia, Inc.*				112	7,345,451
Total Common Stocks (cost $333,414,690)					358,157,407

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
CONVERTIBLE BONDS 0.63%

Aerospace/Defense 0.10%
Aerojet Rocketdyne Holdings, Inc.†	2.25%		12/15/2023	$5,187	7,187,237

Gaming 0.10%
Caesars Entertainment Corp.	5.00%		10/1/2024	3,494	7,056,573

Health Services 0.10%
Insulet Corp.	1.25%		9/15/2021	5,300	7,102,000

Machinery 0.03%
Chart Industries, Inc.†	1.00%		11/15/2024	1,979	2,108,872

Software/Services 0.20%
Take-Two Interactive Software, Inc.	1.00%		7/1/2018	1,295	6,707,291
Weibo Corp. (China)†(a)	1.25%		11/15/2022	6,275	7,012,312
Total					13,719,603

Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.	2.50%		5/15/2019	5,315	7,248,331
Total Convertible Bonds (cost $37,775,360)					44,422,616

FLOATING RATE LOANS(d) 6.85%

Advertising 0.10%
Southern Graphics, Inc. Term Loan	8.91% (3 Mo. LIBOR + 7.50%	)	11/22/2023	6,950	6,984,750

See Notes to Financial Statements.	155

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Air Transportation 0.16%
LifeMiles Ltd. Initial Term Loan	6.879% (3 Mo. LIBOR + 5.50%) - 6.9356%		8/18/2022	$11,346	$11,643,832	(e)

Auto Parts & Equipment 0.25%
Chassix, Inc. Term Loan	6.938% (6 Mo. LIBOR + 5.50%) - 7.1875%		11/15/2024	10,630	10,550,275	(e)
Jason, Inc. Term Loan	5.833% (3 Mo. LIBOR + 4.50%	)	6/30/2021	7,122	6,930,632
Total					17,480,907

Building Materials 0.20%
C.H.I. Overhead Doors, Inc. Term Loan	4.583% (3 Mo. LIBOR + 3.25%	)	7/29/2022	2,827	2,833,628
Zodiac Pool Solutions LLC Term Loan	10.333% (3 Mo. LIBOR + 9.00%	)	12/20/2024	11,560	11,747,850
Total					14,581,478

Chemicals 0.21%
Tronox Finance LLC Initial Dollar Term Loan	4.323% (3 Mo. LIBOR + 3.00%	)	9/29/2024	4,914	4,960,819
Tronox Ltd Blocked Dollar Term Loan	4.323% (3 Mo. LIBOR + 3.00%	)	9/29/2024	2,129	2,149,688
UTEX Industries Inc. Initial Term Loan	5.35% (1 Mo. LIBOR + 4.00%	)	5/21/2021	8,035	7,798,972
Total					14,909,479

Consumer/Commercial/Lease Financing 0.09%
Freedom Mortgage Corp. Initial Term Loan	6.956% (6 Mo. LIBOR + 5.50%	)	2/23/2022	6,519	6,625,303

Department Stores 0.10%
Neiman Marcus Group, Inc. (The) Other Term Loan	4.64% (3 Mo. LIBOR + 3.25%	)	10/25/2020	8,840	7,246,944

Diversified Capital Goods 0.11%
Robertshaw US Holding Corp. Initial Term Loan	10.25% (1 Mo. LIBOR + 9.00%	)	2/10/2025	7,582	7,582,000

Electric: Generation 0.84%
EFS Cogen Holdings I LLC Advance Term Loan B	4.59% (3 Mo. LIBOR + 3.25%	)	6/28/2023	3,106	3,140,616
EIF Channelview Cogeneration LLC Term Loan	4.60% (1 Mo. LIBOR + 3.25%	)	5/8/2020	7,103	6,942,807

156	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Generation (continued)
Panda Temple Power II LLC Advance Construction Term Loan	7.33% (1 Mo. LIBOR + 6.00%	)	4/3/2019	$11,333	$10,369,474
Panda Temple Power, LLC Advance Term Loan	9.50% (Prime + 5.25%	)	3/6/2022	9,707	7,037,597
Sandy Creek Energy Associates, L.P. Term Loan	5.333% (3 Mo. LIBOR + 4.00%	)	11/8/2020	16,906	14,299,661
Viva Alamo LLC Initial Term Loan	5.60% (1 Mo. LIBOR + 4.25%	)	2/22/2021	17,806	17,589,237
Total					59,379,392

Electronics 0.13%
EXC Holdings III Corp. Term Loan	9.16% (3 Mo. LIBOR + 7.50%	)	11/15/2025	6,973	7,019,510
Excelitas Technologies Corp. Term Loan B	6.34% (3 Mo. LIBOR + 5.00%	)	11/2/2020	1,930	1,940,605
Total					8,960,115

Energy: Exploration & Production 0.14%
California Resources Corp. Initial Term Loan	–(f)		12/31/2022	3,275	3,232,032
Chief Exploration & Development LLC Term Loan	7.959% (3 Mo. LIBOR + 6.50%	)	5/16/2021	7,021	6,909,120
Total					10,141,152

Food & Drug Retailers 0.01%
Fairway Group Acquisition Company Last Out Term Loan	10.00%		1/3/2020	1,238	340,440	(e)
Fairway Group Acquisition Company Subordinated Term Loan	11.00%		10/3/2021	1,086	298,687	(e)
Total					639,127

Food: Wholesale 0.10%
Flavors Holdings Inc. Tranche B Term Loan	7.083% (3 Mo. LIBOR + 5.75%	)	4/3/2020	7,529	7,068,090

Gaming 0.40%
Cowlitz Tribal Gaming Authority Term Loan B	11.85% (1 Mo. LIBOR + 10.50%	)	12/6/2021	18,110	20,464,300	(e)
Golden Entertainment, Inc. Term Loan B	8.29% (1 Mo. LIBOR + 7.00%	)	10/20/2025	8,010	8,084,690
Total					28,548,990

Gas Distribution 0.10%
Medallion Midland Acquisition, LLC Initial Term Loan	4.562% (3 Mo. LIBOR + 3.25%	)	10/30/2024	6,954	6,980,077

See Notes to Financial Statements.	157

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Health Services 0.44%
Genoa, a QoL Healthcare Co., LLC Initial Term Loan	9.35% (3 Mo. LIBOR + 8.00%	)	10/28/2024	$6,756	$6,874,230
Highland Acquisistion Holdings LLC. Initial Term Loan	6.85% (3 Mo. LIBOR + 5.50%	)	11/30/2022	5,333	5,346,333
Navicure, Inc. Initial Term Loan	8.742% (3 Mo. LIBOR + 7.50%	)	10/31/2025	7,199	7,270,990	(e)
NVA Holdings, Inc. Term Loan	8.333% (3 Mo. LIBOR + 7.00%	)	8/14/2022	6,876	6,933,311
Press Ganey Holdings, Inc. Initial Term Loan	7.85% (1 Mo. LIBOR + 6.50%	)	10/21/2024	4,719	4,787,146
Total					31,212,010

Investments & Miscellaneous Financial Services 0.03%
Russell Investments US Institutional Holdco, Inc. Initial Term Loan	5.60% (1 Mo. LIBOR + 4.25%	)	6/1/2023	2,008	2,033,564

Machinery 0.25%
North American Lifting Holdings, Inc. Initial Term Loan	5.833% (3 Mo. LIBOR + 4.50%	)	11/27/2020	10,110	9,511,720
North American Lifting Holdings, Inc. Term Loan	10.333% (3 Mo. LIBOR + 9.00%	)	11/26/2021	10,011	8,559,405
Total					18,071,125

Media: Diversified 0.15%
UFC Holdings, LLC Term Loan	8.828% (1 Mo. LIBOR + 7.50%	)	8/18/2024	10,648	10,856,541

Metals/Mining (Excluding Steel) 0.08%
Oxbow Carbon LLC Initial Term Loan	8.35% (1 Mo. LIBOR + 7.00%	)	1/17/2020	5,890	5,923,131

Oil Field Equipment & Services 0.12%
Thermon Holding Corp. Term Loan B	5.125% (1 Mo. LIBOR + 3.75%	)	10/30/2024	8,766	8,837,224

Packaging 0.00%
Ranpak Corp. Initial Term Loan	8.533% (3 Mo. LIBOR + 7.25%	)	10/3/2022	63	62,398	(e)

Personal & Household Products 0.37%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.83% (3 Mo. LIBOR + 3.50%	)	10/15/2020	14,591	12,438,838
Serta Simmons Bedding, LLC Initial Term Loan	9.24% (1 Mo. LIBOR + 8.00%	)	11/8/2024	7,234	6,637,195

158	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Personal & Household Products (continued)
TGP Holdings III, LLC Initial Term Loan	9.833% (3 Mo. LIBOR + 8.50%	)	9/25/2025	$7,243	$7,297,323
Total					26,373,356

Printing & Publishing 0.15%
J.D. Power and Associates Initial Term Loan	9.833% (3 Mo. LIBOR + 8.50%	)	9/7/2024	10,685	10,845,275

Real Estate Development & Management 0.10%
Capital Automotive L.P. Initial Tranche B Term Loan	7.35% (1 Mo. LIBOR + 6.00%	)	3/24/2025	6,892	7,098,979

Recreation & Travel 0.37%
Delta 2 (Lux) S.A.R.L. Facility Term Loan B3 (Luxembourg)(a)	4.35% (1 Mo. LIBOR + 3.00%	)	2/1/2024	6,975	7,023,685
Equinox Holdings, Inc. Initial Term Loan	8.35% (1 Mo. LIBOR + 7.00%	)	9/6/2024	5,969	6,173,713
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	5.61% (3 Mo. LIBOR + 4.25%) - 5.70%		7/3/2024	6,002	6,059,667
Kingpin Intermediate Holdings 2nd Lien LLC Initial Term Loan	10.23% (3 Mo. LIBOR + 8.75%	)	7/3/2025	6,729	6,867,786	(e)
Total					26,124,851

Software/Services 0.23%
Hyland Software, Inc. Initial Term Loan	8.35% (1 Mo. LIBOR + 7.00%	)	7/7/2025	6,355	6,513,875
Misys Ltd Dollar Term Loan	8.729% (3 Mo. LIBOR + 7.25%	)	6/13/2025	9,992	10,035,715
Total					16,549,590

Specialty Retail 0.64%
Bass Pro Group, LLC Initial Term Loan	6.569% (3 Mo. LIBOR + 5.00%	)	9/25/2024	5,661	5,546,025
BDF Acquisition Corp. Initial Term Loan	6.10% (1 Mo. LIBOR + 4.75%	)	2/12/2021	5,255	5,183,158
Container Store, Inc. (The) Term Loan B	8.333% (3 Mo. LIBOR + 7.00%	)	8/15/2021	13,655	13,057,367
J.C. Penney Corp., Inc. Term Loan	5.73% (3 Mo. LIBOR + 4.25%	)	6/23/2023	1,697	1,558,694
PetSmart, Inc. Tranche B2 Term Loan	4.34% (1 Mo. LIBOR + 3.00%	)	3/11/2022	17,747	15,364,675
PFS Holding Corporation 2nd Lien Term Loan	8.60% (1 Mo. LIBOR + 7.25%	)	1/31/2022	7,072	4,773,600
Total					45,483,519

See Notes to Financial Statements.	159

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Support: Services 0.49%
Asurion LLC Replacement Term Loan B2	7.35% (1 Mo. LIBOR + 6.00%	)	8/4/2025		$6,503	$6,685,084
Boing US Holdco Inc. Term Loan B	8.885% (3 Mo. LIBOR + 7.50%	)	10/3/2025		7,022	7,074,665	(e)
CIBT Global, Inc. Initial Term Loan	9.083% (3 Mo. LIBOR + 7.75%	)	6/1/2025		6,676	6,776,140	(e)
KUEHG Corp. 2nd Lien Tranche B Term Loan	9.583% (3 Mo. LIBOR + 8.25%	)	8/18/2025		7,108	7,179,080
Power Borrower, LLC Initial Term Loan	8.583% (3 Mo. LIBOR + 7.25%	)	11/6/2020		6,757	6,761,223
Total						34,476,192

Technology Hardware & Equipment 0.10%
Peak 10 Holding Corp. Initial Term Loan	8.627% (3 Mo. LIBOR + 7.25%	)	8/1/2025		6,893	7,002,116

Telecommunications: Wireline Integrated & Services 0.10%
Colorado Buyer Inc Initial Term Loan	8.63% (3 Mo. LIBOR + 7.25%	)	5/1/2025		6,610	6,720,156

Transportation: Infrastructure/Services 0.15%
OSG Bulk Ships, Inc. Initial Term Loan	5.65% (3 Mo. LIBOR + 4.25%	)	8/5/2019		10,698	10,270,205

Trucking & Delivery 0.14%
YRC Worldwide, Inc. Tranche B1 Term Loan	9.85% (3 Mo. LIBOR + 8.50%	)	7/26/2022		9,739	9,690,047
Total Floating Rate Loans (cost $484,032,308)						486,401,915

FOREIGN BONDS(b) 0.67%

France 0.32%
CMA CGM SA†	5.25%		1/15/2025	EUR	6,424	7,772,171
CMA CGM SA†(b)	6.50%		7/15/2022	EUR	11,860	15,006,748
						22,778,819

Netherlands 0.35%
Dutch Lion BV PIK 12.00%†	11.25%		6/15/2020	EUR	6,840	7,718,485
Hema Bondco II BV†	8.50%		1/15/2023	EUR	14,088	17,403,332
Total						25,121,817
Total Foreign Bonds (cost $43,186,945)						47,900,736

160	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 1.16%

Argentina 0.70%
City of Buenos Aires†	7.50%	6/1/2027	$6,270	$7,016,130
Province of Santa Fe†	6.90%	11/1/2027	9,117	9,778,985
Provincia de Mendoza†	8.375%	5/19/2024	6,063	6,770,370
Provincia de Rio Negro†(g)	7.75%	12/7/2025	13,917	13,917,000
Provincia of Neuquen†	7.50%	4/27/2025	6,256	6,756,480
Provincia of Neuquen†	8.625%	5/12/2028	4,541	5,133,828
Total				49,372,793

Ghana 0.11%
Republic of Ghana†	7.875%	8/7/2023	6,987	7,587,183

Nigeria 0.10%
Republic of Nigeria†	6.50%	11/28/2027	7,177	7,338,124

Senegal 0.10%
Republic of Senegal†	6.25%	5/23/2033	6,742	7,052,941

Sri Lanka 0.15%
Republic of Sri Lanka†	6.20%	5/11/2027	10,130	10,682,531
Total Foreign Government Obligations (cost $78,501,897)				82,033,572

HIGH YIELD CORPORATE BONDS 81.89%

Advertising 0.52%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	15,857	16,114,676
Lamar Media Corp.	5.75%	2/1/2026	6,754	7,277,435
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	6,015	6,206,578
Southern Graphics, Inc.†	8.375%	10/15/2020	7,375	7,555,688
Total				37,154,377

Aerospace/Defense 0.76%
Bombardier, Inc. (Canada)†(a)	7.50%	12/1/2024	9,956	10,064,520
Bombardier, Inc. (Canada)†(a)	8.75%	12/1/2021	5,998	6,665,338
Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025	29,892	30,078,825
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	6,853	7,050,024
Total				53,858,707

Air Transportation 0.95%
Air Canada (Canada)†(a)	7.75%	4/15/2021	8,143	9,344,093
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025	5,495	5,763,187
Azul Investments LLP†	5.875%	10/26/2024	9,725	9,725,000

See Notes to Financial Statements.	161

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Air Transportation (continued)
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		$9,181	$9,052,429
Gol LuxCo SA (Luxembourg)†(a)	8.875%		1/24/2022		11,150	11,863,600
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%		7/15/2023		9,265	9,582,054
Latam Finance Ltd.†	6.875%		4/11/2024		4,238	4,475,328
United Continental Holdings, Inc.	6.00%		12/1/2020		6,944	7,516,880
Total						67,322,571

Auto Parts & Equipment 1.38%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		11,270	11,615,088
Allison Transmission, Inc.†	5.00%		10/1/2024		10,088	10,532,376
American Axle & Manufacturing, Inc.†	6.25%		4/1/2025		6,278	6,466,340
American Axle & Manufacturing, Inc.†	6.50%		4/1/2027		21,084	21,821,940
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		12,543	12,891,696
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018		2,330	2,343,106
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021		6,397	6,692,861
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%		6/1/2021		7,362	7,509,240
TI Group Automotive Systems LLC (United Kingdom)†(a)	8.75%		7/15/2023		6,324	6,814,110
Wabash National Corp.†	5.50%		10/1/2025		10,977	11,086,770
Total						97,773,527

Automakers 0.85%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022		9,907	10,464,268
Fiat Chrysler Automobiles NV (United Kingdom)(a)	5.25%		4/15/2023		6,299	6,677,570
General Motors Corp.(h)	7.20%		–	(i)	8,500	850	(c)
Tesla, Inc.†	5.30%		8/15/2025		45,104	43,229,929
Total						60,372,617

Banking 4.03%
Ally Financial, Inc.	8.00%		11/1/2031		8,201	10,897,079
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25% (5 Yr Treasury Note CMT + 7.16%	)#	7/19/2026		4,800	5,324,160
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury Note CMT + 5.35%	)#	–	(i)	6,246	6,831,563
Banco Votorantim SA†(g)	8.25%	#(l)	–	(i)	4,079	4,079,000
BankUnited, Inc.	4.875%		11/17/2025		12,909	13,764,935
BNP Paribas SA (France)†(a)	6.75% (5 Yr Swap rate + 4.92%	)#	–	(i)	17,335	18,830,144
CIT Group, Inc.	5.80% (3 Mo. LIBOR + 3.97%	)#	–	(i)	6,859	7,090,491

162	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
CIT Group, Inc.	6.00%		4/1/2036		$2,695	$2,870,175
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026		19,392	20,589,516
Intesa Sanpaolo SpA (Italy)†(a)	7.70% (5 Yr Swap rate + 5.46%	)#	–	(i)	21,592	23,535,280
Lloyds Bank plc (United Kingdom)†(a)	12.00% (3 Mo. LIBOR + 11.76%	)#	–	(i)	17,637	23,831,467
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(i)	6,417	6,697,744
Popular, Inc.	7.00%		7/1/2019		21,352	21,992,560
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		6,279	6,677,612
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		17,211	19,062,051
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		14,113	15,593,394
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50% (5 Yr Swap rate + 5.80%	)#	–	(i)	12,646	13,433,213
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625% (5 Yr Swap rate + 7.60%	)#	–	(i)	12,700	14,351,000
Standard Chartered plc (United Kingdom)†(a)	7.50% (5 Yr Swap rate + 6.30%	)#	–	(i)	12,150	13,167,563
Texas Capital Bank NA	5.25%		1/31/2026		10,952	11,192,023
UniCredit SpA (Italy)(a)	8.00% (5 Yr Swap rate + 5.18%	)#	–	(i)	23,624	25,971,635
Washington Mutual Bank(j)	6.875%		6/15/2011		10,000	1,000	(c)
Total						285,783,605

Beverages 0.13%
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		8,449	8,909,471

Brokerage 0.15%
Freedom Mortgage Corp.†	8.125%		11/15/2024		10,373	10,813,853

Building & Construction 2.57%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		6,688	6,738,160
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		7,060	7,254,150
AV Homes, Inc.	6.625%		5/15/2022		6,755	7,076,133
Beazer Homes USA, Inc.	6.75%		3/15/2025		5,918	6,256,510
Beazer Homes USA, Inc.	8.75%		3/15/2022		10,602	11,648,948
Century Communities, Inc.†	5.875%		7/15/2025		10,125	10,238,906
Lennar Corp.	4.50%		4/30/2024		8,771	9,067,021
Lennar Corp.	4.75%		5/30/2025		8,768	9,085,840
M/I Homes, Inc.	5.625%		8/1/2025		5,575	5,686,500

See Notes to Financial Statements.	163

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)
MDC Holdings, Inc.	6.00%	1/15/2043	$7,110	$7,074,450
New Home Co., Inc. (The)	7.25%	4/1/2022	9,477	9,856,080
PulteGroup, Inc.	5.00%	1/15/2027	17,664	18,654,067
PulteGroup, Inc.	5.50%	3/1/2026	10,017	10,947,078
PulteGroup, Inc.	6.375%	5/15/2033	8,091	9,102,375
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	9,489	9,916,005
TRI Pointe Group, Inc.	5.25%	6/1/2027	20,409	20,866,162
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	11,626,575
Williams Scotsman International, Inc.†	7.875%	12/15/2022	10,768	11,171,800
Total				182,266,760

Building Materials 2.24%
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	6,114	6,482,674
BMC East LLC†	5.50%	10/1/2024	13,210	13,672,350
Builders FirstSource, Inc.†	5.625%	9/1/2024	5,904	6,177,060
Builders FirstSource, Inc.†	10.75%	8/15/2023	4,238	4,788,940
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	9,683	9,428,821
Core & Main LP†	6.125%	8/15/2025	6,664	6,822,270
FBM Finance, Inc.†	8.25%	8/15/2021	6,094	6,535,815
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	8,508	8,741,970
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,899	13,794,757
James Hardie International Finance Ltd. (Ireland)†(a)(g)	4.75%	1/15/2025	1,944	1,988,159
Masonite International Corp.†	5.625%	3/15/2023	8,014	8,427,122
Standard Industries, Inc.†	5.375%	11/15/2024	9,148	9,674,010
Standard Industries, Inc.†	6.00%	10/15/2025	16,790	18,178,533
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	7,227	7,389,608
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	6,045	6,349,064
U.S. Concrete, Inc.	6.375%	6/1/2024	10,306	11,104,715
USG Corp.†	5.50%	3/1/2025	9,226	9,906,417
WESCO Distribution, Inc.	5.375%	6/15/2024	8,994	9,331,275
Total				158,793,560

Cable & Satellite Television 3.79%
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	3,373	3,533,218
Block Communications, Inc.†	6.875%	2/15/2025	6,373	6,803,177
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	1,934	2,057,467

164	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
Cablevision Systems Corp.	5.875%	9/15/2022	$3,539	$3,512,458
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,389,075
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	31,847	33,120,880
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	34,427	36,148,350
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	26,066	27,168,592
CSC Holdings LLC†	10.875%	10/15/2025	57,554	68,256,742
DISH DBS Corp.	7.75%	7/1/2026	39,951	43,246,957
Midcontinent Communications/Midcontinent Finance Corp.†	6.875%	8/15/2023	9,729	10,385,707
Unitymedia GmbH (Germany)†(a)	6.125%	1/15/2025	3,691	3,918,181
UPCB Finance IV Ltd.†	5.375%	1/15/2025	13,500	13,770,000
Ziggo Secured Finance BV (Netherlands)†(a)	5.50%	1/15/2027	9,981	10,055,857
Total				269,366,661

Chemicals 2.10%
Ashland LLC	6.875%	5/15/2043	11,763	13,262,782
Blue Cube Spinco, Inc.	10.00%	10/15/2025	16,816	20,515,520
CF Industries, Inc.	4.95%	6/1/2043	1,059	1,003,403
CF Industries, Inc.	5.15%	3/15/2034	7,374	7,383,217
Chemours Co. (The)	5.375%	5/15/2027	3,877	4,051,465
Chemours Co. (The)	7.00%	5/15/2025	15,977	17,554,729
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,542,181
Koppers, Inc.†	6.00%	2/15/2025	5,873	6,322,578
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	5,194	5,908,175
Momentive Performance Materials, Inc.(j)	10.00%	10/15/2020	3,105	311	(c)
Olin Corp.	5.125%	9/15/2027	10,264	10,802,860
SPCM SA (France)†(a)	4.875%	9/15/2025	11,231	11,455,620
TPC Group, Inc.†	8.75%	12/15/2020	10,299	10,273,252
Tronox Finance LLC†	7.50%	3/15/2022	9,324	9,813,510
Valvoline, Inc.†	5.50%	7/15/2024	6,003	6,393,195
Venator Finance S.a.r.l/Venator Materials LLC (Luxembourg)†(a)	5.75%	7/15/2025	5,627	5,950,553
Versum Materials, Inc.†	5.50%	9/30/2024	12,218	13,103,805
Total				149,337,156

Consumer/Commercial/Lease Financing 2.13%
CURO Financial Technologies Corp. †	12.00%	3/1/2022	15,533	17,115,998
Enova International, Inc.†	8.50%	9/1/2024	8,378	8,629,340
Enova International, Inc.	9.75%	6/1/2021	6,398	6,813,870
Ladder Capital Finance Holdings LLLP/Ladder

See Notes to Financial Statements.	165

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Capital Finance Corp.†	5.25%	10/1/2025	$11,070	$11,070,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	15,959	16,208,359
Navient Corp.	5.875%	3/25/2021	30,678	32,100,232
Navient Corp.	6.125%	3/25/2024	22,255	22,644,463
Navient Corp.	6.625%	7/26/2021	4,354	4,615,240
Navient Corp.	6.75%	6/25/2025	22,173	22,893,622
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	6,671	7,019,893
TMX Finance LLC/TitleMax Finance Corp.†	8.50%	9/15/2018	2,055	1,870,050
Total				150,981,067

Diversified Capital Goods 1.26%
BCD Acquisition, Inc.†	9.625%	9/15/2023	12,624	13,823,280
EnerSys†	5.00%	4/30/2023	6,124	6,460,820
General Cable Corp.	5.75%	10/1/2022	14,092	14,479,530
Griffon Corp.	5.25%	3/1/2022	8,230	8,427,932
NANA Development Corp.†	9.50%	3/15/2019	6,358	6,421,580
RBS Global, Inc./Rexnord LLC†(g)	4.875%	12/15/2025	11,283	11,283,000
SPX FLOW, Inc.†	5.625%	8/15/2024	6,252	6,611,490
SPX FLOW, Inc.†	5.875%	8/15/2026	6,167	6,567,855
Titan International, Inc.†	6.50%	11/30/2023	6,911	6,891,649
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	8,442	8,737,470
Total				89,704,606

Electric: Generation 1.85%
AES Argentina Generacion SA (Argentina)†(a)	7.75%	2/2/2024	6,194	6,745,266
Calpine Corp.	5.75%	1/15/2025	22,763	22,023,202
DPL, Inc.	7.25%	10/15/2021	6,507	7,230,904
Dynegy, Inc.	7.625%	11/1/2024	15,374	16,815,312
Dynegy, Inc.†	8.125%	1/30/2026	12,975	14,450,906
Elwood Energy LLC	8.159%	7/5/2026	8,181	9,183,286
NRG Yield Operating LLC	5.00%	9/15/2026	4,331	4,428,448
NRG Yield Operating LLC	5.375%	8/15/2024	3,621	3,774,893
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,713	9,584,739
Red Oak Power LLC	9.20%	11/30/2029	8,819	10,009,565
Talen Energy Supply LLC	4.60%	12/15/2021	7,683	7,183,605
TerraForm Power Operating LLC†(g)	5.00%	1/31/2028	9,829	9,878,145
TerraForm Power Operating LLC†~	6.375%	2/1/2023	9,542	10,069,195
Total				131,377,466

166	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.40%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	$6,849	$7,011,664
Capex SA (Argentina)†(a)	6.875%	5/15/2024	6,823	7,121,029
NRG Energy, Inc.†(g)	5.75%	1/15/2028	7,048	7,162,530
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	6,551	7,156,967
Total				28,452,190

Electronics 0.71%
Entegris, Inc.†	4.625%	2/10/2026	7,121	7,307,926
Micron Technology, Inc.†	5.25%	1/15/2024	3,655	3,828,612
Micron Technology, Inc.	5.50%	2/1/2025	2,939	3,116,222
Qorvo, Inc.	7.00%	12/1/2025	18,614	21,219,960
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,911,579
Total				50,384,299

Energy: Exploration & Production 7.83%
Afren plc (United Kingdom)†(a)(j)	6.625%	12/9/2020	4,806	16,917
Afren plc (United Kingdom)†(a)(j)	10.25%	4/8/2019	3,367	9,023
Afren plc (United Kingdom)†(a)(j)	11.50%	2/1/2016	4,294	11,507
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,981	17,698,957
Bill Barrett Corp.	7.00%	10/15/2022	11,938	12,206,605
Bill Barrett Corp.	8.75%	6/15/2025	3,202	3,378,110
California Resources Corp.†	8.00%	12/15/2022	5,097	3,790,894
Callon Petroleum Co.	6.125%	10/1/2024	11,189	11,580,615
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10,173	10,465,474
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	8,474	9,236,660
Centennial Resource Production LLC†	5.375%	1/15/2026	6,864	6,984,120
CNX Resources Corp.	8.00%	4/1/2023	7,074	7,586,865
CNX Resources Corp.	5.875%	4/15/2022	8,644	8,881,710
Continental Resources, Inc.	3.80%	6/1/2024	32,239	31,916,610
Continental Resources, Inc.	4.50%	4/15/2023	11,861	12,127,872
Diamondback Energy, Inc.	4.75%	11/1/2024	13,224	13,438,890
Eclipse Resources Corp.	8.875%	7/15/2023	9,441	9,700,627
Endeavor Energy Resources LP/EER Finance, Inc.†(g)	5.50%	1/30/2026	5,614	5,691,193
Energen Corp.	4.625%	9/1/2021	8,925	9,058,875
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	10,260	10,311,300
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	3,786	2,508,225
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	6,902	7,385,140
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	6,817	6,994,515
Gulfport Energy Corp.	6.00%	10/15/2024	3,077	3,103,924

See Notes to Financial Statements.	167

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Gulfport Energy Corp.†	6.375%	1/15/2026	$4,209	$4,240,568
Gulfport Energy Corp.	6.375%	5/15/2025	3,955	3,999,494
Halcon Resources Corp.†	6.75%	2/15/2025	6,601	6,733,020
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	28,574	28,788,305
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	11,890	12,023,762
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	14,011	9,807,700
Kosmos Energy Ltd.†	7.875%	8/1/2021	13,131	13,492,102
Matador Resources Co.	6.875%	4/15/2023	6,901	7,315,060
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	11,751	11,560,046
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	29,061	26,300,205
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,302,059
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,699,126
Oasis Petroleum, Inc.	6.875%	3/15/2022	13,717	14,008,486
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	8,256	8,772,000
PDC Energy, Inc.	6.125%	9/15/2024	4,119	4,322,376
PDC Energy, Inc.	7.75%	10/15/2022	6,003	6,244,981
Range Resources Corp.	4.875%	5/15/2025	15,892	15,574,160
Sable Permian Resources Land LLC†	13.00%	11/30/2020	7,706	9,035,285
Sanchez Energy Corp.	6.125%	1/15/2023	27,614	23,437,382
SM Energy Co.	5.625%	6/1/2025	9,812	9,493,110
SM Energy Co.	6.50%	1/1/2023	14,752	14,973,280
Southwestern Energy Co.	7.50%	4/1/2026	13,615	14,636,125
Southwestern Energy Co.	7.75%	10/1/2027	13,763	14,743,614
SRC Energy, Inc.†	6.25%	12/1/2025	9,460	9,743,800
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	19,678	17,513,420
Transocean, Inc.†	7.50%	1/15/2026	12,395	12,766,850
Ultra Resources, Inc.†	6.875%	4/15/2022	2,806	2,843,180
Ultra Resources, Inc.†	7.125%	4/15/2025	2,615	2,624,806
WPX Energy, Inc.	5.25%	9/15/2024	11,997	11,847,037
WPX Energy, Inc.	6.00%	1/15/2022	11,140	11,529,900
YPF SA (Argentina)†(a)	6.95%	7/21/2027	9,011	9,653,034
Total				556,108,901

Environmental 0.10%
Wrangler Buyer Corp.†	6.00%	10/1/2025	7,303	7,449,060

Food & Drug Retailers 0.24%
Ingles Markets, Inc.	5.75%	6/15/2023	10,562	10,509,190

168	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers (continued)
SMU SA (Chile)†(a)	7.75%	2/8/2020	$6,448	$6,633,251
Total				17,142,441

Food: Wholesale 1.75%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	5,630	5,995,950
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	9,554	10,425,803
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	11,935	12,919,637
Dole Food Co., Inc.†	7.25%	6/15/2025	6,556	7,080,480
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,572	6,777,375
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,392,805
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	13,646	15,095,205
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	7,052	7,325,265
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	5,529	6,022,601
MHP SE (Ukraine)†(a)	8.25%	4/2/2020	8,163	8,888,283
Performance Food Group, Inc.†	5.50%	6/1/2024	9,177	9,567,023
Pilgrim’s Pride Corp.†	5.75%	3/15/2025	3,940	4,144,880
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	6,956	7,303,800
Post Holdings, Inc.†	5.75%	3/1/2027	7,056	7,250,040
Simmons Foods, Inc.†	5.75%	11/1/2024	7,032	6,985,940
Tonon Luxembourg SA (Luxembourg)†(a)(j)	10.50%	5/14/2024	4,699	1,997,340
Total				124,172,427

Forestry/Paper 1.11%
Boise Cascade Co.†	5.625%	9/1/2024	16,563	17,515,372
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	6,850	7,055,500
Klabin Finance SA (Luxembourg)†(a)	4.875%	9/19/2027	10,809	10,735,499
Louisiana-Pacific Corp.	4.875%	9/15/2024	12,530	13,093,850
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,570,650
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,820,125
Rayonier AM Products, Inc.†	5.50%	6/1/2024	9,038	8,962,171
Total				78,753,167

Gaming 3.25%
Chester Downs & Marina LLC/Chester Downs Finance Corp.†	9.25%	2/1/2020	6,259	6,427,367
CRC Escrow Issuer LLC/CRC Finco, Inc.†	5.25%	10/15/2025	10,839	10,866,097
Eldorado Resorts, Inc.	6.00%	4/1/2025	6,073	6,424,019
Eldorado Resorts, Inc.	7.00%	8/1/2023	6,833	7,362,558
Everi Payments, Inc.†(g)	7.50%	12/15/2025	9,796	9,817,551

See Notes to Financial Statements.	169

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024	$6,800	$7,361,000
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,776,456
International Game Technology plc†	6.50%	2/15/2025	9,072	10,262,700
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	9,358	10,083,245
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,175,625
MGM Resorts International	6.00%	3/15/2023	35,374	39,088,270
MGM Resorts International	7.75%	3/15/2022	2,156	2,506,350
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	19,105	20,203,537
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,188	13,715,520
Pinnacle Entertainment, Inc.	5.625%	5/1/2024	6,479	6,754,358
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,716	7,773,870
Scientific Games International, Inc.†	5.00%	10/15/2025	5,753	5,832,104
Scientific Games International, Inc.	10.00%	12/1/2022	14,090	15,569,450
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,926,648
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,621,780
VICI Properties 1 LLC/VICI FC, Inc.	8.00%	10/15/2023	6,484	7,245,870
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	10,355	10,720,531
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	7,254	7,362,810
Total				230,877,716

Gas Distribution 2.32%
Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024	8,225	8,533,438
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	6,885	7,177,613
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	11,431	11,845,374
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	15,378	16,723,575
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	5,339	6,086,460
Delek Logistics Partners LP†	6.75%	5/15/2025	6,834	6,970,680
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	6,939,143
Energy Transfer Equity LP	5.50%	6/1/2027	10,129	10,610,127
Energy Transfer Equity LP	5.875%	1/15/2024	7,341	7,891,575
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,544,095
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,176,105
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	6,105	6,379,725
NGPL PipeCo LLC†	4.875%	8/15/2027	3,895	4,058,278
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,153,342

170	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Rockies Express Pipeline LLC†	6.875%	4/15/2040	$13,093	$14,811,456
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	10,227,532
Williams Cos., Inc. (The)	3.70%	1/15/2023	8,560	8,602,800
Williams Cos., Inc. (The)	4.55%	6/24/2024	7,186	7,482,423
Williams Cos., Inc. (The)	5.75%	6/24/2044	6,104	6,462,610
Total				164,676,351

Health Facilities 2.33%
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	7,192	6,760,480
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	10,769	9,678,639
HCA, Inc.	5.25%	4/15/2025	11,532	12,310,410
HCA, Inc.	5.25%	6/15/2026	46,542	49,450,875
HCA, Inc.	5.50%	6/15/2047	6,825	6,927,375
HCA, Inc.	5.875%	3/15/2022	8,361	9,082,136
HCA, Inc.	7.50%	2/15/2022	5,000	5,657,000
HCA, Inc.	7.50%	12/15/2023	10,647	11,871,405
HCA, Inc.	7.69%	6/15/2025	3,765	4,235,625
HCA, Inc.	8.36%	4/15/2024	12,701	15,050,685
Kindred Healthcare, Inc.	8.75%	1/15/2023	9,618	9,666,090
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	10,879	11,178,173
Tenet Healthcare Corp.†	5.125%	5/1/2025	13,655	13,228,281
Total				165,097,174

Health Services 0.89%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	10,687	10,446,543
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	12,131	11,918,707
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	4,320	4,395,600
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	3,766	4,152,015
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,742	6,961,115
Polaris Intermediate Corp. PIK†	8.50%	12/1/2022	10,740	11,200,746
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	6,557	6,901,243
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,950	7,054,250
Total				63,030,219

Hotels 0.46%
ESH Hospitality, Inc.†	5.25%	5/1/2025	11,575	11,806,500
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,744,193

See Notes to Financial Statements.	171

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	$12,210	$13,354,687
Total				32,905,380

Insurance Brokerage 0.20%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	10,757	11,294,850
AssuredPartners, Inc.†	7.00%	8/15/2025	2,955	2,984,550
Total				14,279,400

Integrated Energy 0.44%
Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	26,342	23,707,800
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	7,742	7,241,093
Total				30,948,893

Investments & Miscellaneous Financial Services 0.57%
MSCI, Inc.†	5.75%	8/15/2025	14,906	16,135,745
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	7,359,320
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	16,366	17,204,757
Total				40,699,822

Machinery 0.40%
ATS Automation Tooling Systems, Inc. (Canada)†(a)	6.50%	6/15/2023	6,681	7,015,050
Manitowoc Co., Inc. (The)†	12.75%	8/15/2021	5,831	6,734,805
Tennant Co.†	5.625%	5/1/2025	6,242	6,522,890
Welbilt, Inc.	9.50%	2/15/2024	7,122	8,136,885
Total				28,409,630

Managed Care 1.17%
Centene Corp.	4.75%	1/15/2025	15,663	16,106,263
Centene Corp.	6.125%	2/15/2024	18,110	19,422,975
Molina Healthcare, Inc.†	4.875%	6/15/2025	13,099	13,164,495
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	8,894	9,572,167
WellCare Health Plans, Inc.	5.25%	4/1/2025	23,451	24,887,374
Total				83,153,274

Media: Content 2.46%
AMC Networks, Inc.	4.75%	8/1/2025	10,603	10,549,985
AMC Networks, Inc.	5.00%	4/1/2024	8,904	9,037,560
Belo Corp.	7.25%	9/15/2027	10,568	11,889,000
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	10,118	11,205,685

172	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)
EW Scripps Co. (The)†	5.125%	5/15/2025	$6,953	$6,953,000
Gray Television, Inc.†	5.875%	7/15/2026	2,566	2,610,905
iHeartCommunications, Inc.	9.00%	3/1/2021	19,290	13,888,800
Netflix, Inc.	4.375%	11/15/2026	5,750	5,692,500
Netflix, Inc.†	4.875%	4/15/2028	8,445	8,339,438
Netflix, Inc.	5.875%	2/15/2025	28,903	30,998,467
Salem Media Group, Inc.†	6.75%	6/1/2024	11,809	11,941,851
Sirius XM Radio, Inc.†	5.00%	8/1/2027	13,048	13,260,030
Sirius XM Radio, Inc.†	5.375%	7/15/2026	13,553	14,230,650
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,306	7,771,758
Townsquare Media, Inc.†	6.50%	4/1/2023	10,020	9,957,375
WMG Acquisition Corp.†	5.00%	8/1/2023	6,372	6,618,915
Total				174,945,919

Medical Products 0.67%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	6,599	6,747,478
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	8,123	8,549,457
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	20,278	20,176,610
Teleflex, Inc.	4.625%	11/15/2027	4,187	4,293,140
Teleflex, Inc.	4.875%	6/1/2026	7,286	7,583,925
Total				47,350,610

Metals/Mining (Excluding Steel) 6.02%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	22,337	24,689,086
Aleris International, Inc.†	9.50%	4/1/2021	12,574	13,297,005
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022	9,277	9,764,043
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	6,790	6,654,200
Century Aluminum Co.†	7.50%	6/1/2021	5,100	5,284,875
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	19,586	19,111,039
Coeur Mining, Inc.	5.875%	6/1/2024	7,525	7,496,781
Compass Minerals International, Inc.†	4.875%	7/15/2024	12,225	12,102,750
CONSOL Energy, Inc.†	11.00%	11/15/2025	14,128	14,233,960
Eldorado Gold Corp. (Canada)†(a)	6.125%	12/15/2020	11,910	11,671,800
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(a)	9.375%	3/1/2022	19,064	20,803,590
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	7,400	7,820,875
Freeport-McMoRan, Inc.	3.55%	3/1/2022	8,364	8,269,905
Freeport-McMoRan, Inc.	3.875%	3/15/2023	66,230	65,806,128
GrafTech International Ltd.	6.375%	11/15/2020	14,038	14,073,095

See Notes to Financial Statements.	173

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%		12/15/2023		$5,794	$6,243,035
Hudbay Minerals, Inc. (Canada)†(a)	7.25%		1/15/2023		6,291	6,754,961
Hudbay Minerals, Inc. (Canada)†(a)	7.625%		1/15/2025		6,783	7,520,651
Imperial Metals Corp. (Canada)†(a)	7.00%		3/15/2019		8,089	7,644,105
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%		11/9/2024		7,209	7,171,239
Kinross Gold Corp. (Canada)(a)	5.95%		3/15/2024		16,264	17,951,390
Lundin Mining Corp. (Canada)†(a)	7.875%		11/1/2022		12,999	14,071,418
Mirabela Nickel Ltd. (Australia)	1.00%		9/10/2044		51	5	(c)
New Gold, Inc. (Canada)†(a)	6.375%		5/15/2025		2,876	3,048,560
Novelis Corp.†	5.875%		9/30/2026		12,009	12,579,428
Novelis Corp.†	6.25%		8/15/2024		7,351	7,773,683
Peabody Energy Corp.†	6.375%		3/31/2025		34,175	35,285,687
Peabody Energy Corp.	10.00%		3/15/2022		7,120	712	(c)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		12,979	14,284,947
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021		5,217	5,366,989
Samarco Mineracao SA (Brazil)†(a)(j)	4.125%		11/1/2022		11,080	6,758,800
Teck Resources Ltd. (Canada)†(a)	8.50%		6/1/2024		9,436	10,733,450
Vedanta Resources plc (India)†(a)	6.125%		8/9/2024		13,745	14,099,030
Warrior Met Coal, Inc.†	8.00%		11/1/2024		8,501	8,809,161
Total						427,176,383

Monoline Insurance 0.54%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025		10,380	10,263,225
MGIC Investment Corp.	5.75%		8/15/2023		12,840	14,059,800
Radian Group, Inc.	4.50%		10/1/2024		13,623	14,035,777
Total						38,358,802

Multi-Line Insurance 0.18%
ING Groep NV (Netherlands)(a)	6.875% (5 Yr Swap rate + 5.12%	)#	–	(i)	11,714	12,856,818

Oil Field Equipment & Services 2.02%
Ensco plc (United kingdom)(a)	4.50%		10/1/2024		9,402	7,674,383
Ensco plc (United kingdom)(a)	5.20%		3/15/2025		3,400	2,805,000
Exterran Energy Solutions LP/EES Finance Corp.†	8.125%		5/1/2025		11,363	12,130,002
Forum Energy Technologies, Inc.	6.25%		10/1/2021		16,344	16,344,000
FTS International, Inc.	6.25%		5/1/2022		12,686	12,337,135
Precision Drilling Corp. (Canada)(a)	5.25%		11/15/2024		20,251	19,086,567
Precision Drilling Corp. (Canada)(a)	6.50%		12/15/2021		2,702	2,762,795
Precision Drilling Corp. (Canada)(a)	7.75%		12/15/2023		4,385	4,549,438

174	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Rowan Cos., Inc.	4.75%	1/15/2024	$10,141	$9,076,195
Rowan Cos., Inc.	7.375%	6/15/2025	661	667,610
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,551	8,221,151
Transocean Proteus Ltd.†	6.25%	12/1/2024	8,528	9,007,858
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	8,134	7,808,640
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	7,094	6,981,525
Unit Corp.	6.625%	5/15/2021	6,737	6,787,528
Weatherford International Ltd.	9.875%	2/15/2024	16,199	17,069,696
Total				143,309,523

Oil Refining & Marketing 0.23%
Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	16,026,750

Packaging 0.77%
BWAY Holding Co.†	7.25%	4/15/2025	20,135	20,915,231
Pactiv LLC	7.95%	12/15/2025	9,754	11,082,982
Plastipak Holdings, Inc.†	6.25%	10/15/2025	2,811	2,874,248
Sealed Air Corp.†	6.875%	7/15/2033	11,668	13,622,390
Silgan Holdings, Inc.†	4.75%	3/15/2025	6,319	6,508,570
Total				55,003,421

Personal & Household Products 0.71%
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,556,507
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	2,965,663
Gibson Brands, Inc.†	8.875%	8/1/2018	9,600	8,040,000
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	8,254,732
Mattel, Inc.	5.45%	11/1/2041	7,524	7,091,370
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,965	6,375,094
Tempur Sealy International, Inc.	5.50%	6/15/2026	6,756	6,933,345
Total				50,216,711

Pharmaceuticals 0.21%
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	4,119	4,335,247
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	10,085	10,828,769
Total				15,164,016

Rail 0.39%
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	16,301	17,645,833
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,607	9,991,280
Total				27,637,113

See Notes to Financial Statements.	175

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.35%
Greystar Real Estate Partners LLC†	5.75%	12/1/2025		$8,435	$8,709,137
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024		16,943	16,465,072
Total					25,174,209

Recreation & Travel 1.32%
24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022		7,771	7,499,015
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024		6,711	7,063,328
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027		6,729	7,099,095
LTF Merger Sub, Inc.†	8.50%	6/15/2023		9,511	10,129,215
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		5,875	7,629,456
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		15,848	17,155,460
Six Flags Entertainment Corp.†	4.875%	7/31/2024		12,820	13,076,400
Speedway Motorsports, Inc.	5.125%	2/1/2023		6,485	6,728,188
Viking Cruises Ltd.†	5.875%	9/15/2027		13,227	13,408,871
Viking Cruises Ltd.†	6.25%	5/15/2025		3,672	3,846,420
Total					93,635,448

Restaurants 1.24%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027		7,205	7,661,509
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	6.625%	9/27/2023		5,227	5,888,216
CEC Entertainment, Inc.	8.00%	2/15/2022		11,117	10,672,320
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		7,756	7,956,880
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		19,685	20,669,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021		5,555	5,666,100
Stonegate Pub Co. Financing plc†(b)	4.875%	3/15/2022	GBP	7,941	10,819,957
Wendy’s International LLC	7.00%	12/15/2025		$10,154	10,788,625
Yum! Brands, Inc.	5.35%	11/1/2043		8,462	8,186,985
Total					88,309,842

Software/Services 1.46%
First Data Corp.†	5.75%	1/15/2024		32,010	33,330,412
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022		10,685	10,738,425
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		9,977	10,425,965
Match Group, Inc.†(g)	5.00%	12/15/2027		6,958	7,027,580
Rackspace Hosting, Inc.†	8.625%	11/15/2024		7,103	7,635,725

176	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	$11,925	$13,475,250
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	7,241	7,566,845
VeriSign, Inc.	4.625%	5/1/2023	3,176	3,283,190
VeriSign, Inc.	5.25%	4/1/2025	9,336	10,211,250
Total				103,694,642

Specialty Retail 0.87%
Conn’s, Inc.	7.25%	7/15/2022	13,650	13,684,125
FirstCash, Inc.†	5.375%	6/1/2024	7,154	7,475,930
Hot Topic, Inc.†	9.25%	6/15/2021	12,682	9,495,647
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	7,397	7,147,351
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	6,441	6,537,615
Murphy Oil USA, Inc.	5.625%	5/1/2027	6,371	6,705,478
Rent-A-Center, Inc.	4.75%	5/1/2021	11,749	11,044,060
Total				62,090,206

Steel Producers/Products 1.29%
Allegheny Technologies, Inc.	5.95%	1/15/2021	1,430	1,472,900
Allegheny Technologies, Inc.	7.875%	8/15/2023	5,161	5,631,941
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025	37,211	42,978,705
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(a)	6.50%	5/15/2021	8,832	9,229,440
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	5,444	6,148,998
Steel Dynamics, Inc.†	4.125%	9/15/2025	5,697	5,725,485
Steel Dynamics, Inc.	5.00%	12/15/2026	7,875	8,342,617
U.S. Steel Corp.†	8.375%	7/1/2021	5,729	6,266,094
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,242	5,884,145
Total				91,680,325

Support: Services 4.41%
ADT Corp. (The)†	4.875%	7/15/2032	7,842	7,477,661
AECOM	5.125%	3/15/2027	10,590	10,820,862
AECOM	5.875%	10/15/2024	5,866	6,408,605
Ahern Rentals, Inc.†	7.375%	5/15/2023	12,567	11,954,359
APX Group, Inc.	7.625%	9/1/2023	18,968	20,153,500
BakerCorp International, Inc.	8.25%	6/1/2019	8,188	7,492,020
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	9,527	10,336,795
Brand Industrial Services, Inc.†	8.50%	7/15/2025	14,471	15,379,779
Brink’s Co. (The)†	4.625%	10/15/2027	7,856	7,812,792

See Notes to Financial Statements.	177

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Carlson Travel, Inc.†	6.75%	12/15/2023	$5,450	$5,286,500
Carlson Travel, Inc.†	9.50%	12/15/2024	7,201	6,570,913
Cloud Crane LLC†	10.125%	8/1/2024	9,031	10,205,030
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	8,764	9,706,130
GEO Group, Inc. (The)	6.00%	4/15/2026	13,172	13,731,810
GW Honos Security Corp. (Canada)†(a)	8.75%	5/15/2025	7,064	7,576,140
H&E Equipment Services, Inc.†	5.625%	9/1/2025	8,345	8,762,250
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,944	7,870,720
Laureate Education, Inc.†	8.25%	5/1/2025	6,490	6,883,424
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	13,595	13,797,158
MasTec, Inc.	4.875%	3/15/2023	12,880	13,137,600
Mobile Mini, Inc.	5.875%	7/1/2024	8,651	9,105,177
Monitronics International, Inc.	9.125%	4/1/2020	10,497	8,896,207
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	9,546	10,560,262
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	6,334	6,634,865
Sotheby’s†	5.25%	10/1/2022	9,500	9,761,250
Trident Merger Sub, Inc.†	6.625%	11/1/2025	7,000	6,991,250
United Rentals North America, Inc.	4.625%	10/15/2025	7,092	7,244,478
United Rentals North America, Inc.	4.875%	1/15/2028	13,330	13,513,288
United Rentals North America, Inc.	5.50%	5/15/2027	10,820	11,496,250
United Rentals North America, Inc.	5.875%	9/15/2026	3,158	3,410,640
Weight Watchers International, Inc.†	8.625%	12/1/2025	13,995	14,309,887
York Risk Services Holding Corp.†	8.50%	10/1/2022	9,944	9,745,120
Total				313,032,722

Technology Hardware & Equipment 1.32%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	11,325	12,400,875
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	23,456	25,808,928
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	33,819	36,707,841
Western Digital Corp.	10.50%	4/1/2024	15,896	18,489,035
Total				93,406,679

Telecommunications: Satellite 1.01%
Inmarsat Finance plc (United Kingdom)†(a)	6.50%	10/1/2024	7,074	7,524,968
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	18,682	16,253,340
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	6,553	5,381,651
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	21,112	20,056,400
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	16,730	15,663,462

178	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Satellite (continued)
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.00%		2/15/2024	$6,616	$7,012,960
Total					71,892,781

Telecommunications: Wireless 1.77%
Comunicaciones Celulares SA Via Comcel Trust†	6.875%		2/6/2024	1,498	1,562,549
GTH Finance BV (Netherlands)†(a)	7.25%		4/26/2023	5,962	6,782,240
SBA Communications Corp.	4.875%		9/1/2024	7,916	8,212,850
Sprint Corp.	7.125%		6/15/2024	17,150	17,825,281
Sprint Corp.	7.625%		2/15/2025	21,682	23,080,489
Sprint Corp.	7.875%		9/15/2023	12,430	13,424,400
T-Mobile USA, Inc.	6.50%		1/15/2026	49,632	54,517,278
Total					125,405,087

Telecommunications: Wireline Integrated & Services 2.00%
Cogent Communications Group, Inc.†	5.375%		3/1/2022	12,907	13,681,420
Equinix, Inc.	5.875%		1/15/2026	24,072	26,178,300
GCI, Inc.	6.875%		4/15/2025	19,246	20,737,565
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%		10/27/2021	6,365	6,823,076
Sable International Finance Ltd.†	6.875%		8/1/2022	9,375	10,054,687
Telecom Italia Capital SA (Luxembourg)(a)	6.375%		11/15/2033	16,087	18,660,920
Telecom Italia Capital SA (Luxembourg)(a)	7.721%		6/4/2038	2,649	3,431,515
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023	14,741	14,188,212
West Corp.†	8.50%		10/15/2025	7,300	7,144,875
Wind Tre SpA (Italy)†(a)	5.00%		1/20/2026	14,408	13,854,877
WTT Investment Ltd. (Hong Kong)†(a)	5.50%		11/21/2022	6,949	7,070,533
Total					141,825,980

Theaters & Entertainment 0.10%
Cinemark USA, Inc.	4.875%		6/1/2023	6,854	7,008,215

Transportation: Infrastructure/Services 1.37%
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030	13,215	14,123,531
CEVA Group plc (United Kingdom)†(a)	7.00%		3/1/2021	14,508	14,072,760
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026	9,135	9,797,287
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019	7,254	7,344,675
Eletson Holdings, Inc. (Greece)†(a)	9.625%		1/15/2022	9,307	6,538,168
Golar LNG Partners LP (United kingdom)†(a)	7.666% (3 Mo. LIBOR + 6.25%	)#	5/18/2021	7,000	6,912,423
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022	6,767	7,156,103

See Notes to Financial Statements.	179

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%		11/15/2021	$11,803	$10,062,057
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(a)	7.375%		1/15/2022	9,916	7,858,430
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(a)	7.25%		5/1/2022	6,902	6,729,450
Stena AB (Sweden)†(a)	7.00%		2/1/2024	6,837	6,512,243
Total					97,107,127

Trucking & Delivery 0.30%
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	6,925	7,202,000
XPO CNW, Inc.	6.70%		5/1/2034	13,989	14,023,973
Total					21,225,973
Total High Yield Corporate Bonds (cost $5,617,696,302)					5,813,891,650

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.40%
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(k)	10/15/2034	14,954	14,340,961
Caesars Palace Las Vegas Trust 2017-VICI F†	4.354%	#(k)	10/15/2034	13,397	12,382,378
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	#(k)	7/15/2056	2,000	1,968,833
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,359,581)					28,692,172

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.02%

Energy: Exploration & Production
Templar Energy LLC (cost $1,729,802)	Zero Coupon			173	1,643,312
Total Long-Term Investments (cost $6,624,696,885)					6,863,143,380

180	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.51%

REPURCHASE AGREEMENT
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $41,945,000 of U.S. Treasury Note at 1.00% due 3/15/2019; $140,235,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $181,788,483; proceeds: $178,221,171 (cost $178,220,577)	$178,221	$178,220,577
Total Investments in Securities 99.17% (cost $6,802,917,462)		7,041,363,957
Cash, Foreign Cash and Other Assets in Excess of Liabilities(m) 0.83%		58,491,212
Net Assets 100.00%		$7,099,855,169

ARS	Argentine Peso
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

Units More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(e)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted (non-income producing security).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(m)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	181

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at November 30, 2017(1):

Referenced Index	Central Clearing party	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)
Markit CDX. NA.EM.28(5)(6)	Credit Suisse	1.00%	12/20/2022	$122,336,000	$4,559,068	$4,732,878	$(173,810)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at November 30, 2017(1):

Referenced Index	Central Clearing party	Fund Recieves	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CDX. NA.HY.29(5)(7)	Credit Suisse	5.00%	12/20/2022	$62,438,000	$4,937,834	$4,611,965	$325,869

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $325,869. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $173,810.
(5)	Central Clearinghouse: Intercontinental Exchange (ICE).
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	1/19/2018	528,000	$693,993	$715,370	$21,377
euro	Buy	State Street Bank and Trust	2/16/2018	1,080,000	1,278,479	1,291,635	13,156
Japanese yen	Buy	State Street Bank and Trust	1/12/2018	400,000,000	3,544,606	3,562,360	17,754
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	1,600,000,000	14,305,889	14,249,439	56,450
Japanese yen	Sell	State Street Bank and Trust	1/12/2018	775,908,000	6,940,317	6,910,158	30,159
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$138,896

182	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	1/19/2018	8,400,000	$11,097,426	$11,380,893	$(283,467)
British pound	Sell	J.P. Morgan	1/19/2018	520,000	691,252	704,531	(13,279)
British pound	Sell	J.P. Morgan	1/19/2018	2,673,000	3,524,465	3,621,563	(97,098)
British pound	Sell	State Street Bank and Trust	1/19/2018	1,600,000	2,121,568	2,167,789	(46,221)
British pound	Sell	State Street Bank and Trust	1/19/2018	1,072,000	1,410,159	1,452,419	(42,260)
British pound	Sell	State Street Bank and Trust	1/19/2018	520,000	688,532	704,531	(15,999)
British pound	Sell	State Street Bank and Trust	1/19/2018	1,600,000	2,118,912	2,167,789	(48,877)
British pound	Sell	State Street Bank and Trust	1/19/2018	530,000	705,698	718,080	(12,382)
euro	Sell	State Street Bank and Trust	2/16/2018	47,700,000	56,470,699	57,047,230	(576,531)
Japanese yen	Sell	Standard Chartered Bank	1/12/2018	400,000,000	$3,534,748	$3,562,360	$(27,612)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,163,726)

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2018	1,652	Short	$(205,557,865)	$(204,925,438)	$632,427

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	1,260	Long	$270,173,623	$270,151,875	$(21,748)
U.S. 5-Year Treasury Note	March 2018	33	Long	3,854,871	3,839,344	(15,527)
Ultra Long U.S. Treasury Bond	March 2018	729	Long	121,749,969	120,193,875	(1,556,094)
U.S. Long Bond	March 2018	313	Long	47,960,523	47,487,968	(472,555)
Totals				$443,738,986	$441,673,062	$(2,065,924)

See Notes to Financial Statements.	183

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$–	$6,744,219	$–	$6,744,219
Electronics	7,316,170	7,380,875	–	14,697,045
Energy: Exploration & Production	35,743,054	2,150,619	–	37,893,673
Food & Drug Retailers	–	–	197	197
Investments & Miscellaneous Financial Services	32,899,242	–	48,812	32,948,054
Recreation & Travel	–	6,862,609	–	6,862,609
Support: Services	3,736,580	3,597,058	–	7,333,638
Technology Hardware & Equipment	–	20,841,694	–	20,841,694
Transportation: Infrastructure/Services	–	6,611,413	–	6,611,413
Remaining Industries	224,224,865	–	–	224,224,865
Convertible Bonds	–	44,422,616	–	44,422,616
Floating Rate Loans
Advertising	–	6,984,750	–	6,984,750
Air Transportation	–	–	11,643,832	11,643,832
Auto Parts & Equipment	–	6,930,632	10,550,275	17,480,907
Building Materials	–	14,581,478	–	14,581,478
Chemicals	–	14,909,479	–	14,909,479
Consumer/Commercial/Lease Financing	–	6,625,303	–	6,625,303
Department Stores	–	7,246,944	–	7,246,944
Diversified Capital Goods	–	7,582,000	–	7,582,000
Electric: Generation	–	59,379,392	–	59,379,392
Electronics	–	8,960,115	–	8,960,115
Energy: Exploration & Production	–	10,141,152	–	10,141,152
Food & Drug Retailers	–	–	639,127	639,127
Food: Wholesale	–	7,068,090	–	7,068,090
Gaming	–	8,084,690	20,464,300	28,548,990
Gas Distribution	–	6,980,077	–	6,980,077
Health Services	–	23,941,020	7,270,990	31,212,010
Investments & Miscellaneous Financial Services	–	2,033,564	–	2,033,564
Machinery	–	18,071,125	–	18,071,125
Media: Diversified	–	10,856,541	–	10,856,541
Metals/Mining (Excluding Steel)	–	5,923,131	–	5,923,131
Oil Field Equipment & Services	–	8,837,224	–	8,837,224
Packaging	–	–	62,398	62,398
Personal & Household Products	–	26,373,356	–	26,373,356
Printing & Publishing	–	10,845,275	–	10,845,275
Real Estate Development & Management	–	7,098,979	–	7,098,979
Recreation & Travel	–	19,257,065	6,867,786	26,124,851
Software/Services	–	16,549,590	–	16,549,590
Specialty Retail	–	45,483,519	–	45,483,519
Support: Services	–	20,625,387	13,850,805	34,476,192
Technology Hardware & Equipment	–	7,002,116	–	7,002,116
Telecommunications: Wireline Integrated & Services	–	6,720,156	–	6,720,156
Transportation: Infrastructure/Services	–	10,270,205	–	10,270,205
Trucking & Delivery	–	9,690,047	–	9,690,047

184	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Bonds	$–	$47,900,736	$–	$47,900,736
Foreign Government Obligations	–	82,033,572	–	82,033,572
High Yield Corporate Bonds
Automakers	–	60,371,767	850	60,372,617
Banking	–	285,782,605	1,000	285,783,605
Chemicals	–	149,336,845	311	149,337,156
Metals/Mining (Excluding Steel)	–	427,175,666	717	427,176,383
Remaining Industries	–	4,891,221,889	–	4,891,221,889
Non-Agency Commercial Mortgage-Backed Securities	–	28,692,172	–	28,692,172
Preferred Stock	–	1,643,312	–	1,643,312
Repurchase Agreement	–	178,220,577	–	178,220,577
Total	$303,919,911	$6,666,042,646	$71,401,400	$7,041,363,957
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$–	$325,869	$–	$325,869
Liabilities	–	(173,810)	–	(173,810)
Forward Foreign Currency Exchange Contracts
Assets	–	138,896	–	138,896
Liabilities	–	(1,163,726)	–	(1,163,726)
Futures Contracts
Assets	632,427	–	–	632,427
Liabilities	(2,065,924)	–	–	(2,065,924)
Total	$(1,433,497)	$(872,771)	$–	$(2,306,268)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

See Notes to Financial Statements.	185

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds
Balance as of December 1, 2016	$879,850	$75,675,599	$1,566,178	$2,165
Accrued Discounts (Premiums)	–	335,847	–	–
Realized Gain (Loss)	(621,429)	1,400,748	–	–
Change in Unrealized Appreciation (Depreciation)	132,269	(391,472)	–	713
Purchases	–	57,373,282	–	–
Sales	(341,681)	(47,758,661)	–	–
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	(15,285,830)	(1,566,178)	–
Balance as of November 30, 2017	$49,009	$71,349,513	$–	$2,878
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$(425,603)	$178,794	$–	$713

186	See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.43%

ASSET-BACKED SECURITIES 8.77%

Automobiles 4.24%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$235	$234,747
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,635,750
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	877	875,912
AmeriCredit Automobile Receivables Trust 2016-4 D	2.74%	12/8/2022	3,470	3,449,167
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	5,177	5,168,479
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	7,650	7,617,594
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	2,503	2,518,985
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,412	2,422,224
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	1,390	1,389,911
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,182,077
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,368,226
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	578	578,458
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,152,216
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,511,341
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,455,790
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	86	85,622
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,986,728
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	1,124	1,126,613
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,914,478
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	865,125
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	376	376,557
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,118	1,120,669
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	3,003,113
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	728,557

See Notes to Financial Statements.	187

Schedule of Investments (continued)

INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	$6,976	$7,016,357
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	362	363,032
Ford Credit Auto Owner Trust 2016-B A2A	1.08%		3/15/2019	642	641,640
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	3,407	3,396,658
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,955	2,968,460
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	4,200	4,253,384
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	429	430,665
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	887	914,318
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	855	856,014
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	520	520,054
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,099	1,098,002
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,300	4,213,759
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	257	256,545
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	121	120,487
Total					90,817,714

Credit Cards 1.15%
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	1,858	1,843,410
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	4,502	4,514,215
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,841,073
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,352,290
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	8,373	8,373,653
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,689,467
Total					24,614,108

Other 3.38%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	2,003	2,004,192
Ammc CLO 19 Ltd. 2016-19A A†	2.859% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	5,000	5,050,847
Apidos CLO XVI 2013-16A CR†	4.357% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	750	754,538
Apollo Credit Funding IV Ltd. 4A A1†	2.829% (3 Mo. LIBOR + 1.47%	)#	4/15/2027	5,750	5,793,971
Avery Point V CLO Ltd. 2014-5A AR†	2.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	906	910,303
Avery Point V CLO Ltd. 2014-5A BR†	2.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	1,505	1,512,444

188	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	$3,500	$3,517,934
Bowman Park CLO Ltd. 2014-1A AR†	2.642% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	2,500	2,511,858
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.504% (3 Mo. LIBOR + 1.15%	)#	4/18/2025	1,778	1,779,092
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.559% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	6,000	6,023,869
Cent CLO Ltd. 2013-18A A†	2.483% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	2,422	2,426,582
Cent CLO Ltd. 2013-19A A1A†	2.708% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	2,600	2,606,150
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,226,702
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	279	279,495
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	813	810,863
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	437	438,988
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,546	1,542,036
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.748% (3 Mo. LIBOR + 1.37%	)#	10/29/2026	5,000	5,041,980
Jamestown CLO VII Ltd. 2015-7A A2R†(a)	Zero Coupon (3 Mo. LIBOR + 1.3%	)#	7/25/2027	1,789	1,789,000	(b)
JFIN Revolver CLO Ltd. 2014-2A A2†	2.736% (3 Mo. LIBOR + 1.30%	)#	2/20/2022	10	10,407
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.554% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	3,500	3,512,402
MP CLO VI Ltd. 2014-2A AR†	2.559% (3 Mo. LIBOR + 1.20%	)#	1/15/2027	800	803,571
Northwoods Capital XI Ltd. 2014-11A AR†	2.549% (3 Mo. LIBOR + 1.19%	)#	4/15/2025	1,500	1,502,757
Oaktree EIF I Series Ltd. 2015-A1 B†	3.954% (3 Mo. LIBOR + 2.60%	)#	10/18/2027	4,900	4,923,162
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.116% (3 Mo. LIBOR + 1.70%	)#	11/15/2025	3,500	3,514,358
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	919,023
Palmer Square Loan Funding Ltd. 2017-1A B†	3.02% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	1,400	1,406,972
Regatta IV Funding Ltd. 2014-1A DR†	4.667% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	2,300	2,301,388
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,804	1,803,718	(b)
Seneca Park CLO Ltd. 2014-1A AR†	2.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	1,500	1,506,813

See Notes to Financial Statements.	189

Schedule of Investments (continued)

INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
Thacher Park CLO Ltd. 2014-1A AR†	2.523% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	$3,000		$3,011,740
Total						72,237,155
Total Asset-Backed Securities (cost $187,205,137)						187,668,977

				Shares
				(000)

COMMON STOCKS 0.10%

Oil
Chaparral Energy, Inc.				13		318,888
Chaparral Energy, Inc. Class A*				63		1,516,440
Dommo Energia SA ADR				28		7,930
Peabody Energy Corp.				–	(c)	11,592
Templar Energy LLC Class A Units				97		266,883
Total Common Stocks (cost $3,228,847)						2,121,733

				Principal
				Amount
				(000)

CONVERTIBLE BONDS 0.01%

Automakers 0.00%
Dommo Energia SA(d)	1.00%		12/31/2099	BRL 18		6,986	(l)

Drugs 0.01%
Teva Pharmaceutical Finance Co. LLC	0.25%		2/1/2026	$375		325,078
Total Convertible Bonds (cost $390,805)						332,064

CORPORATE BONDS 64.84%

Aerospace/Defense 0.14%
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	1,767		1,817,801
Lockheed Martin Corp.	7.75%		5/1/2026	900		1,169,101
Total						2,986,902

Air Transportation 0.54%
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%		7/15/2022	7,527		7,941,116
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	3,475		3,625,261
Total						11,566,377

190	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Auto Parts: Original Equipment 0.16%
International Automotive Components Group SA (Luxembourg)†(e)	9.125%		6/1/2018		$743	$747,179
TI Group Automotive Systems LLC (United Kingdom)†(e)	8.75%		7/15/2023		1,042	1,122,755
Titan International, Inc.†	6.50%		11/30/2023		1,458	1,453,918
Total						3,323,852

Automotive 2.67%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022		470	496,437
Ford Motor Co.	7.45%		7/16/2031		12,874	16,735,830
General Motors Co.	6.75%		4/1/2046		14,443	17,898,850
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,723,319
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,812,357
Hyundai Capital America†	2.50%		3/18/2019		17,525	17,486,968
Total						57,153,761

Banks: Regional 9.99%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025		3,900	4,131,715
Akbank Turk AS (Turkey)†(e)	7.20% (5 Yr Swap rate + 5.03%	)#	3/16/2027		1,885	1,963,887
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(e)	4.375%		4/11/2027		1,565	1,574,390
Banco Santander SA (Spain)(e)	3.125%		2/23/2023		3,200	3,188,700
Bank of America Corp.	2.60%		1/15/2019		1,945	1,956,205
Bank of America Corp.	3.824%	#(g)	1/20/2028		16,719	17,295,863
Bank of America Corp.	4.45%		3/3/2026		9,494	10,094,995
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021		2,920	3,574,432
BNP Paribas SA (France)†(e)	6.75% (5 Yr Swap rate + 4.92%	)#	–	(f)	4,406	4,786,017
CIT Group, Inc.	5.80% (3 Mo. LIBOR + 3.97%	)#	–	(f)	619	639,891
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028		5,426	5,503,948
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		22,388	23,049,709
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,297,817
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 3.91%	)#	–	(f)	1,077	1,161,814
Commonwealth Bank of Australia (Australia)†(e)	4.50%		12/9/2025		10,500	11,000,320
Discover Bank	3.45%		7/27/2026		5,548	5,452,683
Discover Bank	7.00%		4/15/2020		3,000	3,287,831
European Investment Bank (Luxembourg)(e)	1.25%		5/15/2018		2,613	2,609,005
First Republic Bank	4.625%		2/13/2047		1,622	1,700,697
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	10,260,796
HBOS plc (United Kingdom)†(e)	6.75%		5/21/2018		4,400	4,494,844

See Notes to Financial Statements.	191

Schedule of Investments (continued)

INCOME FUND November 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional (continued)
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026		$5,000	$5,308,765
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		2,179	2,203,076
JPMorgan Chase & Co.	4.25%		10/15/2020		14,459	15,180,468
M&T Bank Corp.	5.125% (3 Mo. LIBOR + 3.52%	)#	–	(f)	3,506	3,729,507
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025		1,850	1,956,199
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021		4,261	4,746,485
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(f)	1,150	1,200,312
Morgan Stanley	2.617% (3 Mo. LIBOR + 1.22%	)#	5/8/2024		4,110	4,186,975
Morgan Stanley	3.875%		1/27/2026		7,343	7,616,231
Morgan Stanley	7.30%		5/13/2019		3,891	4,167,536
Popular, Inc.	7.00%		7/1/2019		2,476	2,550,280
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		1,276	1,342,735
Royal Bank of Scotland Group plc (United Kingdom)(e)	3.875%		9/12/2023		10,750	10,940,309
Santander UK Group Holdings plc (United Kingdom)(e)	3.823%	#(g)	11/3/2028		3,815	3,827,449
Santander UK plc (United Kingdom)†(e)	5.00%		11/7/2023		900	967,529
Santander UK plc (United Kingdom)(e)	7.95%		10/26/2029		5,730	7,473,840
Toronto-Dominion Bank (The) (Canada)(e)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031		1,274	1,264,970
UBS AG	7.625%		8/17/2022		2,069	2,433,972
Wells Fargo Capital X	5.95%		12/1/2086		8,189	9,400,726
Westpac Banking Corp. (Australia)(e)	4.322% (USISDA05 + 2.24%	)#	11/23/2031		3,197	3,287,064
Total						213,809,987

Beverages 0.09%
Central American Bottling Corp. (Guatemala)†(e)	5.75%		1/31/2027		1,520	1,602,840
Cott Beverages, Inc.	5.375%		7/1/2022		397	412,898
Total						2,015,738

Biotechnology Research & Production 0.63%
Amgen, Inc.	6.40%		2/1/2039		7,448	9,585,935
Baxalta, Inc.	2.103% (3 Mo. LIBOR + .78%	)#	6/22/2018		2,925	2,932,341
Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%		11/1/2021		975	987,187
Total						13,505,463

192	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 0.25%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%	11/1/2022	$1,939	$1,929,693
Griffon Corp.†	5.25%	3/1/2022	1,758	1,800,280
James Hardie International Finance Ltd. (Ireland)(a)	4.75%	1/15/2025	1,025	1,048,063
NCI Building Systems, Inc.†	8.25%	1/15/2023	456	485,640
Total				5,263,676

Business Services 0.33%
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,147	3,222,332
Sotheby’s†	5.25%	10/1/2022	975	1,001,812
United Rentals North America, Inc.	4.625%	10/15/2025	1,248	1,274,832
United Rentals North America, Inc.	4.875%	1/15/2028	1,456	1,476,020
Total				6,974,996

Chemicals 1.96%
Blue Cube Spinco, Inc.	10.00%	10/15/2025	3,948	4,816,560
CF Industries, Inc.†	4.50%	12/1/2026	2,044	2,139,010
Chemours Co. (The)	5.375%	5/15/2027	1,216	1,270,720
Dow Chemical Co. (The)	9.40%	5/15/2039	1,143	1,932,229
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	550	565,813
Rayonier AM Products, Inc.†	5.50%	6/1/2024	3,161	3,134,479
Westlake Chemical Corp.	4.625%	2/15/2021	11,700	12,109,500
Westlake Chemical Corp.	4.875%	5/15/2023	7,753	8,121,268
Yara International ASA (Norway)†(e)	7.875%	6/11/2019	7,317	7,895,420
Total				41,984,999

Coal 0.04%
Peabody Energy Corp.†	6.00%	3/31/2022	307	316,977
Peabody Energy Corp.†	6.375%	3/31/2025	506	522,445
Total				839,422

Computer Hardware 0.92%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,260	5,787,643
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,338	1,452,293
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	4,343	5,466,321
Everi Payments, Inc.	10.00%	1/15/2022	1,958	2,127,025
Leidos, Inc.	7.125%	7/1/2032	4,309	4,912,260
Total				19,745,542

Computer Software 0.39%
Activision Blizzard, Inc.†	6.125%	9/15/2023	1,271	1,342,330
First Data Corp.†	7.00%	12/1/2023	1,947	2,065,037

See Notes to Financial Statements.	193

Schedule of Investments (continued)

INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Software (continued)
Infor Software Parent LLC/Infor Software
Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	$1,070	$1,102,100
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	3,428	3,873,640
Total					8,383,107

Construction/Homebuilding 0.24%
Century Communities, Inc.†	5.875%		7/15/2025	1,453	1,469,346
William Lyon Homes, Inc.	5.75%		4/15/2019	1,956	1,980,450
William Lyon Homes, Inc.	7.00%		8/15/2022	1,576	1,631,160
Total					5,080,956

Containers 0.11%
BWAY Holding Co.†	7.25%		4/15/2025	1,824	1,894,680
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%		2/15/2021	461	470,905
Total					2,365,585

Drugs 0.72%
AbbVie, Inc.	4.70%		5/14/2045	1,890	2,062,002
Allergan Funding SCS (Luxembourg)(e)	4.85%		6/15/2044	3,062	3,243,162
Express Scripts Holding Co.	6.125%		11/15/2041	1,310	1,577,998
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	503	554,557
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	3.65%		11/10/2021	323	308,753
Teva Pharmaceutical Finance Co. LLC	6.15%		2/1/2036	1,437	1,440,624
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.70%		7/19/2019	4,855	4,702,702
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.20%		7/21/2021	1,634	1,502,785
Total					15,392,583

Electric: Power 5.51%
Appalachian Power Co.	7.00%		4/1/2038	2,230	3,146,857
Cleco Power LLC	6.00%		12/1/2040	4,633	5,746,114
Cleveland Electric Illuminating Co. (The)†	3.50%		4/1/2028	3,821	3,814,206
Dominion Energy, Inc.	5.75% (3 Mo. LIBOR + 3.06%	)#	10/1/2054	2,978	3,223,685
Dominion Energy, Inc.	7.00%		6/15/2038	4,000	5,449,652
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650	3,207,669
Enel Finance International NV (Netherlands)†(e)	2.75%		4/6/2023	5,440	5,357,870
Exelon Generation Co. LLC	5.60%		6/15/2042	2,950	3,103,847
Exelon Generation Co. LLC	6.25%		10/1/2039	7,125	8,097,240

194	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power (continued)
ITC Holdings Corp.†	5.50%		1/15/2020	$750	$790,259
Midamerican Funding LLC	6.927%		3/1/2029	1,450	1,913,757
Mississippi Power Co.	4.25%		3/15/2042	3,605	3,474,269
NextEra Energy Operating Partners LP†	4.50%		9/15/2027	3,202	3,218,010
Oncor Electric Delivery Co. LLC	7.00%		9/1/2022	3,243	3,853,245
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032	247	341,354
Oncor Electric Delivery Co. LLC	7.50%		9/1/2038	299	446,831
Orazul Energy Egenor S en C por A (Peru)†(e)	5.625%		4/28/2027	1,058	1,044,775
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	4,289	4,626,543
Pacific Gas & Electric Co.†	3.30%		12/1/2027	4,316	4,297,457
Pacific Gas & Electric Co.	6.05%		3/1/2034	6,520	8,117,675
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	7.25%		12/15/2017	1,750	1,753,023
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%		5/1/2021	1,000	1,074,975
Progress Energy, Inc.	7.75%		3/1/2031	1,950	2,726,119
Puget Sound Energy, Inc.	4.011% (3 Mo. LIBOR + 2.53%	)#	6/1/2067	10,521	10,179,067
SCANA Corp.	4.125%		2/1/2022	13,160	13,341,279
SCANA Corp.	4.75%		5/15/2021	3,698	3,818,369
SCANA Corp.	6.25%		4/1/2020	1,427	1,516,884
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	8,265	8,502,701
Virginia Electric & Power Co.	8.875%		11/15/2038	974	1,654,045
Total					117,837,777

Electrical Equipment 0.92%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.125%		1/15/2025	6,800	6,480,399
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%		1/15/2027	3,411	3,352,174
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.75%		6/1/2018	3,000	3,021,750
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%		6/1/2023	6,400	6,777,024
Total					19,631,347

Electrical: Household 0.07%
General Cable Corp.	5.75%		10/1/2022	1,427	1,466,242

Electronics 0.24%
Tech Data Corp.	3.70%		2/15/2022	5,206	5,229,034

Energy Equipment & Services 0.09%
TerraForm Power Operating LLC†~	6.375%		2/1/2023	1,898	2,002,864

See Notes to Financial Statements.	195

Schedule of Investments (continued)

INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Engineering & Contracting Services 0.05%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	$942	$1,001,158

Entertainment 0.74%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,644	1,734,420
Churchill Downs, Inc.	5.375%	12/15/2021	3,450	3,553,500
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,310,172
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,670	2,823,525
Scientific Games International, Inc.	6.625%	5/15/2021	807	835,245
Scientific Games International, Inc.	10.00%	12/1/2022	2,396	2,647,580
Six Flags Entertainment Corp.†	4.875%	7/31/2024	2,920	2,978,400
Total				15,882,842

Financial Services 2.03%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	543,713
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	635,409
Discover Financial Services	4.10%	2/9/2027	4,115	4,204,186
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,443,190
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,174	1,294,022
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,882,126
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,256,328
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,924	1,965,606
Navient Corp.	5.875%	3/25/2021	2,405	2,516,496
Navient Corp.	6.625%	7/26/2021	7,170	7,600,200
Navient Corp.	6.75%	6/25/2025	1,950	2,013,375
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,243	3,411,406
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,273	5,287,287
OM Asset Management plc (United Kingdom)(e)	4.80%	7/27/2026	3,933	4,076,649
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	1,285	1,305,560
Total				43,435,553

Food 0.90%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,179	2,377,834
Dean Foods Co.†	6.50%	3/15/2023	495	492,525
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,408,215
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	4,577	4,628,491
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,929,333
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	658,716

196	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Smithfield Foods, Inc.†	3.35%	2/1/2022	$975	$977,675
Whole Foods Market, Inc.	5.20%	12/3/2025	780	888,517
Total				19,361,306

Health Care Products 0.27%
Life Technologies Corp.	6.00%	3/1/2020	5,341	5,727,836

Health Care Services 2.15%
Anthem, Inc.	3.65%	12/1/2027	3,231	3,252,006
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,851	1,739,940
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	4,057,582
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,313	6,978,932
HCA, Inc.	5.50%	6/15/2047	7,814	7,931,210
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,527,345
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	440	473,550
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,662,004
NYU Hospitals Center	4.368%	7/1/2047	652	694,932
Universal Health Services, Inc.†	4.75%	8/1/2022	7,099	7,294,223
Universal Health Services, Inc.†	5.00%	6/1/2026	4,864	5,095,040
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,075	3,263,344
Total				45,970,108

Insurance 2.59%
American International Group, Inc.	4.125%	2/15/2024	2,922	3,086,836
American International Group, Inc.	4.80%	7/10/2045	8,270	9,053,880
Aon Corp.	8.205%	1/1/2027	5,545	7,277,813
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,646,323
Lincoln National Corp.	6.30%	10/9/2037	514	644,808
Lincoln National Corp.	7.00%	6/15/2040	2,218	3,003,227
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,710,125
Protective Life Corp.	8.45%	10/15/2039	5,103	7,601,284
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	12,837,778
Unum Group	5.75%	8/15/2042	2,922	3,529,631
Willis North America, Inc.	7.00%	9/29/2019	989	1,063,225
Total				55,454,930

Leisure 0.64%
Carlson Travel, Inc.†	6.75%	12/15/2023	925	897,250
Carnival plc	7.875%	6/1/2027	5,500	7,288,265
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,082,810

See Notes to Financial Statements.	197

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leisure (continued)
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		$1,950	$2,151,261
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		1,795	2,331,042
Total					13,750,628

Lodging 0.14%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021		2,775	2,955,375

Machinery: Oil Well Equipment & Services 0.09%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,687	1,830,395

Manufacturing 0.86%
Bombardier, Inc. (Canada)†(e)	5.75%	3/15/2022		972	962,280
Bombardier, Inc. (Canada)†(e)	6.125%	1/15/2023		3,002	2,964,475
Carlisle Cos, Inc.	3.75%	12/1/2027		4,847	4,874,368
Pentair Finance Sarl (Luxembourg)(e)	2.65%	12/1/2019		4,118	4,105,151
Trinity Industries, Inc.	4.55%	10/1/2024		5,300	5,407,249
Total					18,313,523

Media 3.50%
21st Century Fox America, Inc.	7.75%	12/1/2045		7,107	10,509,960
Altice Financing SA (Luxembourg)†(e)	6.625%	2/15/2023		2,500	2,568,750
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024		1,215	1,275,750
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		1,515	1,747,845
Comcast Corp.†	3.969%	11/1/2047		7,992	8,022,519
Cox Communications, Inc.†	8.375%	3/1/2039		5,788	8,043,056
CSC Holdings LLC†	10.125%	1/15/2023		2,458	2,786,758
DISH DBS Corp.	6.75%	6/1/2021		1,059	1,130,483
Myriad International Holdings BV (Netherlands)†(e)	4.85%	7/6/2027		5,000	5,186,000
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	11,703	12,492,952
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,939,413
Time Warner Cable LLC	7.30%	7/1/2038		9,716	12,001,724
Time Warner Entertainment Co. LP	8.375%	7/15/2033		3,215	4,376,342
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		1,720	1,752,250
Total					74,833,802

Metal Fabricating 0.09%
Valmont Industries, Inc.	5.25%	10/1/2054		1,946	1,989,613

198	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.55%
Aleris International, Inc.†	9.50%	4/1/2021	$1,456	$1,539,720
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	435	452,545
Barrick International Barbados Corp. (Barbados)†(e)	6.35%	10/15/2036	4,799	6,095,443
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,794,991
Eldorado Gold Corp. (Canada)†(e)	6.125%	12/15/2020	1,396	1,368,080
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	9.75%	3/1/2022	18,955	21,134,825
Freeport-McMoRan, Inc.	6.50%	11/15/2020	1,635	1,667,782
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%	11/15/2021	1,950	2,087,008
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042	5,774	6,354,485
Glencore Funding LLC†	3.00%	10/27/2022	1,672	1,661,443
Goldcorp, Inc. (Canada)(e)	3.70%	3/15/2023	1,557	1,604,115
Goldcorp, Inc. (Canada)(e)	5.45%	6/9/2044	2,715	3,111,771
Hudbay Minerals, Inc. (Canada)†(e)	7.25%	1/15/2023	344	369,370
Hudbay Minerals, Inc. (Canada)†(e)	7.625%	1/15/2025	576	638,640
New Gold, Inc. (Canada)†(e)	6.25%	11/15/2022	3,881	4,016,835
Teck Resources Ltd. (Canada)(e)	4.75%	1/15/2022	614	647,770
Total				54,544,823

Natural Gas 0.63%
National Fuel Gas Co.	3.75%	3/1/2023	2,919	2,970,515
National Fuel Gas Co.	3.95%	9/15/2027	2,600	2,576,199
National Fuel Gas Co.	4.90%	12/1/2021	1,950	2,056,005
Southern Star Central Corp.†	5.125%	7/15/2022	5,725	5,946,844
Total				13,549,563

Oil 4.73%
Afren plc (United Kingdom)†(e)(h)	6.625%	12/9/2020	976	3,435
Afren plc (United Kingdom)†(e)(h)	10.25%	4/8/2019	2,049	5,492
Apache Corp.	3.625%	2/1/2021	975	999,149
Bill Barrett Corp.	7.00%	10/15/2022	985	1,007,163
Canadian Natural Resources Ltd. (Canada)(e)	4.95%	6/1/2047	3,015	3,245,479
Canadian Natural Resources Ltd. (Canada)(e)	7.20%	1/15/2032	450	568,292
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,243	2,290,664
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	829,490
Continental Resources, Inc.	4.90%	6/1/2044	4,477	4,275,535
Devon Energy Corp.	5.60%	7/15/2041	3,409	3,930,002
Endeavor Energy Resources LP/EER Finance, Inc.†(a)	5.75%	1/30/2028	2,917	2,960,755
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,275	1,325,012
Eni SpA (Italy)†(e)	5.70%	10/1/2040	9,380	10,019,159

See Notes to Financial Statements.	199

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	$10,941	$11,548,303
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		10/1/2025	4,396	4,551,179
Kerr-McGee Corp.	7.875%		9/15/2031	6,505	8,605,677
Kosmos Energy Ltd.†	7.875%		8/1/2021	1,131	1,162,102
Matador Resources Co.	6.875%		4/15/2023	2,922	3,097,320
Motiva Enterprises LLC†	5.75%		1/15/2020	5,840	6,197,139
Newfield Exploration Co.	5.75%		1/30/2022	975	1,046,906
OGX Austria GmbH (Brazil)†(e)(h)	8.50%		6/1/2018	1,800	36
PDC Energy, Inc.	7.75%		10/15/2022	4,875	5,071,511
Precision Drilling Corp. (Canada)(e)	5.25%		11/15/2024	2,621	2,470,292
Raizen Fuels Finance SA (Luxembourg)†(e)	5.30%		1/20/2027	675	709,763
Resolute Energy Corp.	8.50%		5/1/2020	2,663	2,716,260
RSP Permian, Inc.	6.625%		10/1/2022	1,900	2,004,500
Sanchez Energy Corp.	6.125%		1/15/2023	4,236	3,595,305
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	1,435	1,533,656
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	3,512	3,125,680
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	4.00%		8/15/2026	1,975	1,963,879
Valero Energy Corp.	10.50%		3/15/2039	6,067	10,286,306
Total					101,145,441

Oil: Crude Producers 5.16%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%		10/1/2020	1,650	1,676,916
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	1,292	1,374,107
Cheniere Corpus Christi Holdings LLC†	5.125%		6/30/2027	1,769	1,833,126
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,946	1,978,626
Enbridge Energy Partners LP	5.133% (3 Mo. LIBOR + 3.80%	)#	10/1/2077	4,055	4,034,725
Enbridge, Inc. (Canada)(e)	6.00% (3 Mo. LIBOR + 3.89%	)#	1/15/2077	4,462	4,673,945
Energy Transfer LP	6.625%		10/15/2036	1,225	1,396,889
Energy Transfer LP	7.50%		7/1/2038	6,948	8,590,758
Energy Transfer LP	8.25%		11/15/2029	3,202	4,169,936
Energy Transfer LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	294,667
Enterprise Products Operating LLC	5.084% (3 Mo. LIBOR + 3.71%	)#	8/1/2066	4,040	4,045,050
Enterprise Products Operating LLC	7.55%		4/15/2038	4,123	5,728,575
Gulf South Pipeline Co. LP	4.00%		6/15/2022	2,241	2,312,892
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,629,819
Kinder Morgan, Inc.†	5.625%		11/15/2023	972	1,071,403

200	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Kinder Morgan, Inc.	7.75%		1/15/2032	$13,189	$16,936,073
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	7,026,625
MPLX LP	5.50%		2/15/2023	874	900,256
Northwest Pipeline LLC	6.05%		6/15/2018	1,950	1,993,811
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	11,216,846
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	5,398	6,064,091
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	486	484,118
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	2,030,689
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,454,020
Williams Partners LP/ACMP Finance Corp.	4.875%		3/15/2024	7,278	7,596,121
Total					110,514,084

Oil: Integrated Domestic 1.13%
FTS International, Inc.	6.25%		5/1/2022	2,431	2,364,147
FTS International, Inc.†	8.82% (3 Mo. LIBOR + 7.50%	)#	6/15/2020	1,985	2,024,700
Halliburton Co.	6.70%		9/15/2038	2,560	3,401,752
Halliburton Co.	7.45%		9/15/2039	1,750	2,459,820
National Oilwell Varco, Inc.	3.95%		12/1/2042	8,252	7,302,367
SESI LLC	7.125%		12/15/2021	1,303	1,335,575
Trinidad Drilling Ltd. (Canada)†(e)	6.625%		2/15/2025	2,509	2,408,640
Weatherford International Ltd.	9.875%		3/1/2039	2,825	2,952,125
Total					24,249,126

Paper & Forest Products 0.19%
International Paper Co.	7.30%		11/15/2039	2,955	4,106,591

Real Estate Investment Trusts 3.41%
Alexandria Real Estate Equities, Inc.	3.45%		4/30/2025	6,683	6,665,848
Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028	2,324	2,378,052
Brixmor Operating Partnership LP	3.85%		2/1/2025	4,742	4,741,892
DDR Corp.	4.70%		6/1/2027	4,852	5,002,959
EPR Properties	4.50%		4/1/2025	1,947	1,997,462
EPR Properties	5.25%		7/15/2023	9,021	9,635,600
Equinix, Inc.	5.75%		1/1/2025	2,674	2,871,208
Goodman US Finance Four LLC†	4.50%		10/15/2037	1,238	1,267,533
Goodman US Finance Three LLC†	3.70%		3/15/2028	1,066	1,057,213
Healthcare Realty Trust, Inc.(a)	3.625%		1/15/2028	6,800	6,722,994
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	1,619	1,619,343
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.875%		3/20/2027	3,429	3,516,007

See Notes to Financial Statements.	201

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Physicians Realty LP	4.30%	3/15/2027	$1,945	$1,979,665
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,087,855
SL Green Realty Corp.	4.50%	12/1/2022	590	619,873
SL Green Realty Corp.	7.75%	3/15/2020	7,961	8,799,811
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,320,505
VEREIT Operating Partnership LP	3.95%	8/15/2027	3,231	3,196,892
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,114	5,464,813
Total				72,945,525

Retail 0.91%
McDonald’s Corp.	6.30%	10/15/2037	4,310	5,678,184
PVH Corp.	7.75%	11/15/2023	5,967	7,220,070
Rite Aid Corp.	6.75%	6/15/2021	846	841,770
Tapestry, Inc.	4.125%	7/15/2027	3,601	3,615,927
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,153,645
Total				19,509,596

Savings & Loan 0.28%
People’s United Financial, Inc.	3.65%	12/6/2022	5,850	5,983,222

Steel 0.57%
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	2,557	2,494,992
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	1,440	1,488,600
U.S. Steel Corp.†	8.375%	7/1/2021	2,121	2,319,844
Vale Overseas Ltd. (Brazil)(e)	6.875%	11/10/2039	4,730	5,817,900
Total				12,121,336

Technology 1.24%
Alibaba Group Holding Ltd. (China)(a)(e)	4.20%	12/6/2047	2,000	2,025,934
Amazon.com, Inc.†	3.15%	8/22/2027	3,392	3,400,171
Amazon.com, Inc.†	4.05%	8/22/2047	4,850	5,069,030
Amazon.com, Inc.†	4.25%	8/22/2057	1,808	1,908,150
Expedia, Inc.†	3.80%	2/15/2028	2,911	2,802,406
Expedia, Inc.	5.00%	2/15/2026	3,920	4,211,057
TIBCO Software, Inc.†	11.375%	12/1/2021	1,737	1,893,330
VeriSign, Inc.	5.25%	4/1/2025	4,875	5,332,031
Total				26,642,109

202	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 3.23%
AT&T, Inc.	5.15%		2/14/2050	$1,285	$1,276,937
AT&T, Inc.	5.35%		9/1/2040	3,881	4,066,463
AT&T, Inc.	6.00%		8/15/2040	21,310	24,127,576
AT&T, Inc.	6.35%		3/15/2040	7,479	8,696,206
CommScope Technologies LLC†	5.00%		3/15/2027	1,092	1,102,909
Level 3 Parent LLC	5.75%		12/1/2022	3,001	3,036,502
U.S. Cellular Corp.	6.70%		12/15/2033	2,459	2,594,245
Verizon Communications, Inc.	4.862%		8/21/2046	23,712	24,291,977
Total					69,192,815

Transportation: Miscellaneous 0.40%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037	2,449	3,230,383
Burlington Northern Santa Fe LLC	6.20%		8/15/2036	245	320,053
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(e)	7.25%		5/1/2022	973	948,675
Norfolk Southern Corp.	5.59%		5/17/2025	2,150	2,472,805
Rumo Luxembourg Sarl (Luxembourg)†(e)	7.375%		2/9/2024	1,000	1,082,500
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	503	523,120
Total					8,577,536

Utilities 0.35%
Aquarion Co.†	4.00%		8/15/2024	7,250	7,536,551
Total Corporate Bonds (cost $1,355,923,240)					1,387,685,597

FLOATING RATE LOANS(i) 1.34%

Chemicals 0.31%
Mosaic Company (The) Term Loan	2.813% (1 Mo. LIBOR + 1.50%	)	11/18/2021	6,484	6,508,064	(j)

Computer Hardware 0.05%
Everett SpinCo, Inc Tranche Term Loan A2	–	(k)	12/16/2019	939	936,652	(j)

Drugs 0.35%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(e)	2.828% (3 Mo. LIBOR + 1.50%	)	11/16/2020	7,611	7,477,480	(j)

Electric: Power
Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.283% (1 Mo. LIBOR + 3.00%) - 4.350%		6/30/2018	1,875	1,883,372

See Notes to Financial Statements.	203

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Food 0.04%
Amplify Snack Brands, Inc. Term Loan	6.75% (3 Mo. LIBOR + 5.50%	)	9/2/2023		$891	$864,270

Gaming 0.17%
Seminole Tribe of Florida Term Loan B	3.24% (3 Mo. LIBOR + 2.00%	)	7/8/2024		3,646	3,667,821

Lodging 0.29%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.35% (3 Mo. LIBOR + 2.00%	)	3/29/2024		6,228	6,263,118

Miscellaneous 0.04%
UTEX Industries, Inc. 2nd Lien Initial Term Loan	8.60% (1 Mo. LIBOR + 7.25%	)	5/22/2022		972	892,418
Total Floating Rate Loans (cost $28,419,013)						28,493,195

FOREIGN BONDS(d) 0.28%

Brazil 0.04%
BRF SA†	7.75%		5/22/2018	BRL	2,500	761,811
Dommo Energia SA	1.00%		12/31/2099	BRL	23	8,839	(l)
Total						770,650

Mexico 0.08%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250	1,660,828

United Kingdom 0.16%
Old Mutual plc	8.00%		6/3/2021	GBP	2,235	3,510,610
Total Foreign Bonds (cost $7,594,329)						5,942,088

FOREIGN GOVERNMENT OBLIGATIONS 0.53%

Argentina 0.12%
City of Buenos Aires(d)	25.425% (BADLAR + 3.25%	)#	3/29/2024	ARS	28,700	1,635,560
City of Buenos Aires(d)	26.688% (BADLAR + 3.75%	)#	2/22/2028	ARS	18,000	1,051,541	(b)
Total						2,687,101

Bermuda 0.38%
Government of Bermuda†	3.717%		1/25/2027		$8,090	8,120,337

Indonesia 0.03%
Republic of Indonesia†(e)	3.70%		1/8/2022		550	567,187
Total Foreign Government Obligations (cost $11,576,290)						11,374,625

204	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.56%
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	#(m)(n)	12/15/2020	$ –	(c)	$289
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(m)	12/15/2020	–	(c)	357
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(m)	2/15/2021	–	(c)	259
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(m)	2/15/2021	–	(c)	136
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(m)	4/15/2021	–	(c)	122
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(m)	4/15/2021	–	(c)	258
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(m)	4/15/2021	–	(c)	695
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(m)	5/15/2021	–	(c)	409
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	2		2,236
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(m)	9/15/2021	–	(c)	307
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	2		1,510
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(m)	11/15/2021	–	(c)	281
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(m)	2/15/2022	–	(c)	90
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(m)	4/15/2022	–	(c)	107
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	26		24,772
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	7		6,642
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	1		1,080
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%		10/15/2020	–	(c)	53
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		767
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	#(m)(n)	12/25/2021	–	(c)	270
Federal National Mortgage Assoc. 94 2 IO	9.50%	(m)	8/25/2021	1		163
Government National Mortgage Assoc. 2013-48 IO	0.612%	#(m)(n)	7/16/2054	15,915		694,711
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	5,139		5,045,483
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,070		2,055,852
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,725		1,702,721
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,408		2,378,318
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,142,377)						11,917,888

MUNICIPAL BONDS 0.63%

Miscellaneous
Illinois	5.10%		6/1/2033	1,935		1,926,370
Illinois	5.52%		4/1/2038	660		650,139
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,568,852
North Texas Tollway Auth	8.91%		2/1/2030	7,500		8,453,175
Total Municipal Bonds (cost $12,691,975)						13,598,536

See Notes to Financial Statements.	205

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.60%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	$5,744	$5,897,279
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,610,082
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,163,051
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#(n)	7/10/2050	1,776	1,694,915
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.971% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	4,291	4,308,624
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	#(n)	7/27/2036	228	224,982
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	#(n)	6/27/2037	412	408,707
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,783,874
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(n)	6/10/2034	1,600	1,405,138
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(n)	12/15/2034	1,472	1,481,584
GS Mortgage Securities Trust 2013-GC12 XA IO	1.677%	#(m)(n)	6/10/2046	25,416	1,470,962
GS Mortgage Securities Trust 2013-GC12 XB IO	0.651%	#(m)(n)	6/10/2046	47,400	1,299,604
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#(n)	7/10/2048	1,022	1,028,424
GS Mortgage Securities Trust 2015-GS1 XB IO	0.331%	#(m)(n)	11/10/2048	30,000	495,450
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(m)(n)	8/5/2034	16,028	639,597
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(m)(n)	8/5/2034	18,308	433,991
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.297%	#(m)(n)	4/15/2047	6,410	178,115
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.422%	#(m)(n)	4/15/2047	1,896	35,256
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453%	#(n)	7/15/2048	1,674	1,645,290
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	960	810,381
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(n)	9/25/2042	464	449,521
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.427%	#(n)	7/15/2046	2,256	2,069,026
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.294%	#(m)(n)	5/15/2047	12,867	603,046
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732%	#(m)(n)	5/15/2047	2,617	91,310
Total Non-Agency Commercial Mortgage-Backed Securities (cost $33,804,795)					34,228,209

206	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

	Dividend			Shares	Fair
Investments	Rate			(000)	Value
PREFERRED STOCKS 0.19%

Electric: Power 0.15%
SCE Trust III	5.75%	#(g)		120	$3,275,844

Oil 0.04%
Templar Energy LLC	Zero Coupon			78	744,915
Total Preferred Stocks (cost $3,774,121)					4,020,759

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
U.S. TREASURY OBLIGATIONS 16.58%
U.S. Treasury Bond	2.75%		8/15/2047	$165	162,013
U.S. Treasury Bond	2.75%		11/15/2047	539	529,599
U.S. Treasury Bond	3.00%		5/15/2047	2,070	2,135,941
U.S. Treasury Note	1.75%		5/31/2022	101,048	99,478,993
U.S. Treasury Note	1.875%		4/30/2022	45,571	45,117,070
U.S. Treasury Note	1.875%		9/30/2022	162,806	160,840,881
U.S. Treasury Note	2.00%		10/31/2022	46,794	46,499,710
Total U.S. Treasury Obligations (cost $356,949,964)					354,764,207
Total Long-Term Investments (cost $2,013,700,893)					2,042,147,878

SHORT-TERM INVESTMENTS 4.77%

COMMERCIAL PAPER 2.40%

Business Services 0.45%
Equifax, Inc.	2.034%		1/3/2018	9,724	9,706,173

Financial Services 0.21%
Syngenta Wilmington, Inc.	2.276%		12/8/2017	4,500	4,498,058

Media 0.68%
Viacom, Inc.	1.98%		12/29/2017	14,581	14,562,834

Oil: Crude Producers 0.60%
Enbridge Energy Partners LP	1.99%		12/11/2017	7,000	6,996,189
Plains All American Pipeline LP	2.705%		12/11/2017	821	820,395
Plains Midstream Canada ULC	2.236%		1/3/2018	5,000	4,989,917
Total					12,806,501

Toys 0.46%
Mattel, Inc.	2.034%		12/18/2017	9,724	9,714,816
Total Commercial Paper (cost $51,288,382)					51,288,382

See Notes to Financial Statements.	207

Schedule of Investments (continued)

INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
CORPORATE BONDS 0.36%

Electric: Power 0.09%
E. ON International Finance BV (Netherlands)†(e)	5.80%	4/30/2018	$975	$990,432
TransAlta Corp. (Canada)(e)	6.90%	5/15/2018	900	918,248
Total				1,908,680

Oil: Crude Producers 0.27%
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,950	1,953,510
Spectra Energy Capital LLC	6.20%	4/15/2018	3,900	3,957,779
Total				5,911,289
Total Corporate Bonds (cost $7,825,226)				7,819,969

REPURCHASE AGREEMENT 2.01%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $44,200,000 of U.S. Treasury Note at 1.00% due 3/15/2019; value: $43,882,158; proceeds: $43,017,900 (cost $43,017,756)			43,018	43,017,756
Total Short-Term Investments (cost $102,131,364)				102,126,107
Total Investments in Securities 100.20% (cost $2,115,832,257)				2,144,273,985
Liabilities in Excess of Other Assets(o) (0.20%)				(4,140,826)
Net Assets 100.00%				$2,140,133,159

ARS	Argentine Peso
BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

208	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Amount is less than $1,000.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(j)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(m)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Buy Protection at November 30, 2017(1):

								Credit
								Default
								Swap
								Agreements
Referenced Index*	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Payable at Fair Value(5)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,855,553	$418,992	$(440,439)	$(21,447)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $440,439.
(5)	Includes upfront payments paid.

See Notes to Financial Statements.	209

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	BNP Paribas S.A.	12/14/2017	4,300,000	$237,084	$247,010	$9,926
Argentine peso	Buy	J.P. Morgan	12/14/2017	89,600,000	4,984,396	5,146,992	162,596
Argentine peso	Buy	J.P. Morgan	2/14/2018	6,600,000	354,439	365,290	10,851
Brazilian real	Buy	BNP Paribas S.A.	1/12/2018	540,000	163,418	164,261	843
British pound	Buy	J.P. Morgan	1/19/2018	3,345,000	4,469,585	4,532,034	62,449
Chinese yuan renminbi	Buy	Barclays Bank plc	1/12/2018	13,350,000	2,003,602	2,013,878	10,276
Colombian peso	Buy	J.P. Morgan	12/11/2017	376,700,000	123,443	124,796	1,353
Czech koruna	Buy	Barclays Bank plc	2/14/2018	41,280,000	1,913,329	1,937,593	24,264
Czech koruna	Buy	Goldman Sachs	2/14/2018	19,200,000	887,441	901,206	13,765
Czech koruna	Buy	State Street Bank and Trust	12/11/2017	38,000,000	1,760,727	1,772,481	11,754
Hungarian forint	Buy	Bank of America	2/14/2018	200,000,000	749,310	763,996	14,686
Hungarian forint	Buy	Citibank	1/12/2018	187,800,000	708,407	716,059	7,652
Hungarian forint	Buy	Goldman Sachs	2/14/2018	305,000,000	1,155,222	1,165,094	9,872
Indian rupee	Buy	J.P. Morgan	12/11/2017	14,920,000	226,548	230,745	4,197
Indian rupee	Buy	State Street Bank and Trust	12/11/2017	2,484,000	37,945	38,416	471
Indonesian rupiah	Buy	Morgan Stanley	12/11/2017	1,700,000,000	124,928	125,309	381
Israeli new shekel	Buy	Goldman Sachs	1/12/2018	6,790,000	1,935,480	1,945,513	10,033
Malaysian ringgit	Buy	Barclays Bank plc	1/12/2018	11,850,000	2,789,548	2,897,665	108,117
Malaysian ringgit	Buy	State Street Bank and Trust	2/14/2018	9,250,000	2,210,275	2,261,712	51,437
Mexican peso	Buy	Citibank	2/14/2018	9,650,000	496,373	511,384	15,011
Mexican peso	Buy	J.P. Morgan	1/12/2018	36,800,000	1,937,258	1,961,258	24,000
Mexican peso	Buy	Standard Chartered Bank	1/12/2018	1,108,000	56,803	59,051	2,248
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	12/11/2017	7,400,000	2,273,216	2,288,011	14,795
Peruvian Nuevo sol	Buy	Citibank	2/14/2018	3,220,000	987,155	993,391	6,236
Peruvian Nuevo sol	Buy	Goldman Sachs	12/11/2017	715,000	219,790	221,071	1,281
Peruvian Nuevo sol	Buy	Goldman Sachs	2/14/2018	7,600,000	2,333,874	2,344,650	10,776
Philippine peso	Buy	J.P. Morgan	1/12/2018	194,000,000	3,735,439	3,843,725	108,286
Polish zloty	Buy	Barclays Bank plc	2/14/2018	6,910,000	1,922,868	1,958,889	36,021
Polish zloty	Buy	State Street Bank and Trust	1/12/2018	4,350,000	1,205,468	1,233,019	27,551
Polish zloty	Buy	State Street Bank and Trust	2/14/2018	10,262,000	2,844,520	2,909,134	64,614
Romanian new leu	Buy	Citibank	12/11/2017	7,400,000	1,896,050	1,897,867	1,817
Romanian new leu	Buy	Citibank	12/11/2017	755,000	191,338	193,634	2,296
Romanian new leu	Buy	Deutsche Bank AG	2/14/2018	4,390,000	1,110,755	1,123,296	12,541
Russian ruble	Buy	Barclays Bank plc	2/14/2018	72,400,000	1,199,615	1,226,328	26,713
Russian ruble	Buy	Goldman Sachs	12/11/2017	5,610,000	95,285	95,896	611
Singapore dollar	Buy	J.P. Morgan	12/11/2017	1,222,000	902,452	906,158	3,706
Singapore dollar	Buy	Standard Chartered Bank	2/14/2018	3,510,000	2,594,469	2,604,426	9,957

210	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
South Korean won	Buy	State Street Bank and Trust	12/11/2017	85,537,000	$76,052	$78,640	$2,588
South Korean won	Buy	State Street Bank and Trust	12/11/2017	2,250,000,000	1,992,208	2,068,585	76,377
Taiwan dollar	Buy	Bank of America	1/12/2018	21,750,000	717,526	726,350	8,824
Thai baht	Buy	Bank of America	1/12/2018	22,580,000	682,629	691,948	9,319
Thai baht	Buy	J.P. Morgan	1/12/2018	64,625,000	1,955,217	1,980,388	25,171
Australian dollar	Sell	Barclays Bank plc	12/11/2017	840,000	651,572	635,342	16,230
Australian dollar	Sell	J.P. Morgan	12/11/2017	900,000	689,439	680,724	8,715
Australian dollar	Sell	State Street Bank and Trust	12/11/2017	3,000	2,297	2,269	28
Japanese yen	Sell	Barclays Bank plc	2/14/2018	107,110,000	960,321	955,515	4,806
Singapore dollar	Sell	Barclays Bank plc	12/11/2017	1,222,000	910,972	906,158	4,814
Turkish lira	Sell	Citibank	12/11/2017	1,985,000	$508,562	505,412	3,150
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,043,405

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	J.P. Morgan	12/11/2017	1,743,000	$1,405,120	$1,318,335	$(86,785)
Brazilian real	Buy	Barclays Bank plc	12/11/2017	14,500,000	4,590,060	4,425,994	(164,066)
Brazilian real	Buy	Barclays Bank plc	12/11/2017	425,000	133,335	129,727	(3,608)
Brazilian real	Buy	Barclays Bank plc	1/12/2018	4,500,000	1,417,886	1,368,842	(49,044)
Brazilian real	Buy	Morgan Stanley	1/12/2018	152,000	47,652	46,236	(1,416)
Chilean peso	Buy	Bank of America	12/11/2017	568,400,000	918,567	878,062	(40,505)
Chilean peso	Buy	Bank of America	12/11/2017	72,400,000	113,121	111,843	(1,278)
Chilean peso	Buy	BNP Paribas S.A.	2/14/2018	1,305,000,000	2,066,648	2,014,991	(51,657)
Chilean peso	Buy	Goldman Sachs	12/11/2017	600,250,000	947,667	927,263	(20,404)
Chilean peso	Buy	Morgan Stanley	12/11/2017	863,000,000	1,384,033	1,333,158	(50,875)
Chilean peso	Buy	Standard Chartered Bank	12/11/2017	85,123,000	133,234	131,498	(1,736)
Chinese yuan renminbi	Buy	Barclays Bank plc	12/11/2017	26,200,000	3,980,553	3,965,191	(15,362)
Colombian peso	Buy	Goldman Sachs	12/11/2017	391,300,000	132,254	129,633	(2,621)
Colombian peso	Buy	State Street Bank and Trust	12/11/2017	9,560,000,000	3,241,227	3,167,120	(74,107)
Colombian peso	Buy	State Street Bank and Trust	2/14/2018	6,132,000,000	2,030,800	2,020,696	(10,104)
Hungarian forint	Buy	Goldman Sachs	1/12/2018	114,000,000	438,699	434,668	(4,031)
Indian rupee	Buy	J.P. Morgan	12/11/2017	457,000,000	7,075,618	7,067,739	(7,879)
Indonesian rupiah	Buy	J.P. Morgan	12/11/2017	1,800,000,000	132,910	132,680	(230)
Indonesian rupiah	Buy	J.P. Morgan	12/11/2017	73,000,000,000	5,423,477	5,380,901	(42,576)
Israeli new shekel	Buy	Barclays Bank plc	1/12/2018	5,250,000	1,507,588	1,504,262	(3,326)
Romanian new leu	Buy	Citibank	12/11/2017	10,810,000	2,831,770	2,772,425	(59,345)
Russian ruble	Buy	Barclays Bank plc	12/11/2017	272,600,000	4,660,626	4,659,749	(877)
Russian ruble	Buy	Goldman Sachs	12/11/2017	6,600,000	113,417	112,819	(598)

See Notes to Financial Statements.	211

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
South African rand	Buy	Barclays Bank plc	12/11/2017	19,200,000	$1,474,815	$1,398,359	$(76,456)
South African rand	Buy	Goldman Sachs	1/12/2018	26,570,000	1,935,791	1,925,075	(10,716)
Taiwan dollar	Buy	J.P. Morgan	12/11/2017	15,260,000	512,063	508,582	(3,481)
Turkish lira	Buy	Bank of America	12/11/2017	12,000,000	3,421,578	3,055,389	(366,189)
Turkish lira	Buy	Barclays Bank plc	1/12/2018	5,270,000	1,400,324	1,328,494	(71,830)
Turkish lira	Buy	Citibank	12/11/2017	550,000	151,522	140,039	(11,483)
Turkish lira	Buy	Citibank	1/12/2018	1,860,000	500,777	468,880	(31,897)
Turkish lira	Buy	Goldman Sachs	2/14/2018	5,000,000	1,249,481	1,246,902	(2,579)
Argentine peso	Sell	BNP Paribas S.A.	12/14/2017	18,000,000	1,012,373	1,033,994	(21,621)
British pound	Sell	Goldman Sachs	1/19/2018	5,900,000	7,794,620	7,993,722	(199,102)
British pound	Sell	State Street Bank and Trust	1/19/2018	143,000	190,152	193,746	(3,594)
euro	Sell	Barclays Bank plc	12/11/2017	1,640,000	1,934,540	1,952,698	(18,158)
euro	Sell	Citibank	12/11/2017	1,605,700	1,896,050	1,911,858	(15,808)
Indian rupee	Sell	J.P. Morgan	12/11/2017	31,170,000	472,316	482,060	(9,744)
Indonesian rupiah	Sell	Standard Chartered Bank	12/11/2017	9,364,000,000	690,067	690,230	(163)
Japanese yen	Sell	State Street Bank and Trust	2/14/2018	108,000,000	957,048	963,455	(6,407)
Malaysian ringgit	Sell	State Street Bank and Trust	1/12/2018	3,020,000	726,748	738,477	(11,729)
Philippine peso	Sell	BNP Paribas S.A.	1/12/2018	49,800,000	976,050	986,688	(10,638)
Philippine peso	Sell	J.P. Morgan	1/12/2018	13,830,000	268,288	274,014	(5,726)
Romanian new leu	Sell	Bank of America	12/11/2017	15,160,000	3,846,655	3,888,062	(41,407)
South Korean won	Sell	Standard Chartered Bank	12/11/2017	1,569,200,000	1,383,994	1,442,677	(58,683)
Taiwan dollar	Sell	BNP Paribas S.A.	12/11/2017	15,260,000	506,136	508,582	(2,446)
Taiwan dollar	Sell	J.P. Morgan	1/12/2018	13,150,000	436,776	439,149	(2,373)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,674,660)

212	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2017

Open Futures Contracts at November 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	March 2018	1,506	Short	$(187,405,208)	$(186,814,594)	$590,614

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	March 2018	131	Long	$28,089,486	$28,087,218	$(2,268)
U.S. 5-Year Treasury Note	March 2018	620	Long	72,422,384	72,133,125	(289,259)
U.S. 10-Year Ultra Treasury Bond	March 2018	245	Long	32,692,077	32,627,109	(64,968)
Ultra Long U.S. Treasury Bond	March 2018	48	Long	8,016,459	7,914,000	(102,459)
U.S. Long Bond	March 2018	358	Long	54,824,436	54,315,313	(509,123)
Totals				$196,044,842	$195,076,765	$(968,077)

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$–	$68,644,437	$3,592,718	$72,237,155
Remaining Industries	–	115,431,822	–	115,431,822
Common Stocks	1,524,370	597,363	–	2,121,733
Convertible Bonds
Automakers	–	–	6,986	6,986
Remaining Industries	–	325,078	–	325,078
Corporate Bonds	–	1,395,505,566	–	1,395,505,566
Floating Rate Loans
Chemical	–	–	6,508,064	6,508,064
Computer Hardware	–	–	936,652	936,652
Drugs	–	–	7,477,480	7,477,480
Remaining Industries	–	13,570,999	–	13,570,999
Foreign Bonds
Brazil	–	761,811	8,839	770,650
Remaining Countries	–	5,171,438	–	5,171,438
Foreign Government Obligations
Argentina	–	1,635,560	1,051,541	2,687,101
Remaining Countries	–	8,687,524	–	8,687,524
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,917,888	–	11,917,888
Municipal Bonds	–	13,598,536	–	13,598,536
Non-Agency Commercial Mortgage-Backed Securities	–	34,228,209	–	34,228,209

See Notes to Financial Statements.	213

Schedule of Investments (concluded)

INCOME FUND November 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Preferred Stocks
Oil	$–	$744,915	$–	$744,915
Remaining Industry	3,275,844	–	–	3,275,844
U.S. Treasury Obligations	–	354,764,207	–	354,764,207
Commercial Paper	–	51,288,382	–	51,288,382
Repurchase Agreement	–	43,017,756	–	43,017,756
Total	$4,800,214	$2,119,891,491	$19,582,280	$2,144,273,985
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(21,447)	–	(21,447)
Forward Foreign Currency Exchange Contracts
Assets	–	1,043,405	–	1,043,405
Liabilities	–	(1,674,660)	–	(1,674,660)
Futures Contracts
Assets	590,614	–	–	590,614
Liabilities	(968,077)	–	–	(968,077)
Total	$(377,463)	$(652,702)	$–	$(1,030,165)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Foreign
	Asset-Backed	Convertible	Floating	Foreign	Government
Investment Type	Securities	Bonds	Rate Loans	Bonds	Obligations
Balance as of December 1, 2016	$–	$71,814	$388,399	$–	$–
Accrued Discounts (Premiums)	–	–	593	–	–
Realized Gain (Loss)	–	–	1,005	–	–
Change in Unrealized Appreciation (Depreciation)	–	7,529	8,207	(64,454)	24,876
Purchases	3,592,718	56,375	15,255,592	73,293	1,026,665
Sales	–	(128,732)	(731,600)	–	–
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–
Balance as of November 30, 2017	$3,592,718	$6,986	$14,922,196	$8,839	$1,051,541
Change in Unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$–	$(49,389)	$7,047	$(64,454)	$24,876

214	See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.54%

ASSET-BACKED SECURITIES 26.70%

Automobiles 10.27%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$43	$43,280
Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	3,500	3,506,988
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	177	177,142
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	183	187,136
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	127	127,460
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,311	1,313,208
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,862,508
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,511,338
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	714,243
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	314	313,237
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	671	670,385
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	365	366,826
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,467,940
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	1,195	1,194,191
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	645,036
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,899,715
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	813,361
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	463	465,957
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,637	2,648,178
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	555	554,965

See Notes to Financial Statements.	215

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	$1,834	$1,828,642
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	502,755
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,183,713
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	695,124
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	610	613,581
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	424,822
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	573	572,938
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,258,598
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	237	237,109
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	318,293
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	365,411
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	352,930
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	340,349
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	423	422,678
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	513,754
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,775
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	1,248	1,246,903
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	547,657
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	333,004
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,322,899
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	290	289,542
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	299	298,229
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	496	491,266
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	325,426
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,566,740
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,055,175
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	371,536
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	453,020
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,452,318
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	440	439,178
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	2,523	2,522,748

216	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	$821	$821,139
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,873
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	999	999,238
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	36	36,328
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	234,388
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	768	767,540
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	245,164
CPS Auto Trust 2017-D†	3.73%	9/15/2023	229	227,928
CPS Auto Trust 2017-D B†	2.43%	1/18/2022	152	151,631
CPS Auto Trust 2017-D C†	3.01%	10/17/2022	232	231,069
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	208	208,921
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	802	805,758
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	930	937,422
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	935,936
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	129	129,105
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	2,017	2,019,831
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	452,242
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	956,049
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	514	515,227
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,295,124
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	489,483
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	797	798,177
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	910	912,917
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,915,779
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	945	947,599
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,196	1,200,126
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	796,191
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	257,216
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	1,203	1,202,292
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,006,117
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	787	780,607
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	2,145	2,145,258
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	350	349,285
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	502	501,515
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	134	134,043
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,320	1,330,321
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	130	129,878
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,560	1,559,863

See Notes to Financial Statements.	217

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	$750	$750,472
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	235	231,340
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%		9/17/2018	61	60,744
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	566	565,033
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.15% (1 Mo. LIBOR + .90%	)#	3/15/2021	259	261,064
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	300,398
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	1,068	1,068,092
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,024	1,025,895
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	947,295
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	1,254	1,248,777
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	893	892,060
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	94	93,889
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	1,025	1,038,028
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	2,777	2,786,874
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	240	240,444
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	818	822,913
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	207	208,782
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	2,810	2,824,497
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	282	290,685
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	4,245	4,250,034
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	186	185,660
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,646	1,644,505
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,365	1,367,016
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	1,733	1,730,869
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	2,013	2,034,085
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	417	418,555
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	924	924,158
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	286	285,781
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	216,596
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	137,771
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	382	381,589
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	963	958,624
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	622	613,452
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	172	167,945
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,317	1,313,325
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	852	849,628
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	782	775,766
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	260	261,114

218	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	$173	$172,529
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	408	408,029
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,827	1,824,288
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	1,494	1,488,637
Total					114,516,025

Credit Cards 7.91%
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	3,252	3,243,962
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	2,509	2,505,928
BA Credit Card Trust 2016-A1 A	1.64% (1 Mo. LIBOR + .39%	)#	10/15/2021	1,045	1,049,817
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	5,238	5,199,397
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	2,325	2,306,743
Barclays Dryrock Issuance Trust 2017-1 A	1.569% (1 Mo. LIBOR + .33%	)#	3/15/2023	3,002	3,012,239
Barclays Dryrock Issuance Trust 2017-2 A	1.55% (1 Mo. LIBOR + .30%	)#	5/15/2023	4,767	4,782,395
Capital One Multi-Asset Execution Trust 2015-A3	1.65% (1 Mo. LIBOR + .40%	)#	3/15/2023	2,740	2,755,446
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	619	612,335
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	4,977	4,959,471
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,674	2,661,882
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	493	492,677
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	2,943	2,917,120
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	3,978	3,952,193
Discover Card Execution Note Trust 2016-A2	1.79% (1 Mo. LIBOR + .54%	)#	9/15/2021	744	748,417
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	3,566	3,547,162
First National Master Note Trust 2017-2 A	1.677% (1 Mo. LIBOR + 0.44%	)#	10/16/2023	2,550	2,556,771
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	247	246,842
MBNA Credit Card Master Note Trust 2004-A3	1.51% (1 Mo. LIBOR + .26%	)#	8/16/2021	891	893,034
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,197,522
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	552,442
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,080,550
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	1,251	1,250,817
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	847	848,198

See Notes to Financial Statements.	219

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	$3,905	$3,891,079
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	689,535
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	3,097	3,075,781
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	967	957,950
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	2,440	2,446,620
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	997,415
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	379	384,575
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	8,256	8,262,056
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,118,589
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	2,704	2,660,170
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	3,444	3,431,037
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	2,885	2,879,685
Total					88,167,852

Home Equity 0.10%
Asset Backed Securities Corp. Home Equity
Loan Trust Series NC 2006-HE4 A5	1.489% (1 Mo. LIBOR + .16%	)#	5/25/2036	1,052	1,041,765
New Century Home Equity Loan Trust 2005-A A6	4.541%		8/25/2035	106	107,020
Total					1,148,785

Other 8.42%
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	2,250	2,265,625
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	6	5,830
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	233	232,313
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	420	416,966
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	457	456,629
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	437	436,484
Avery Point V CLO Ltd. 2014-5A AR†	2.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	529	531,513

220	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	$1,500	$1,507,686
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.504% (3 Mo. LIBOR + 1.15%)	#	4/18/2025	533	533,728
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†(a)	Zero Coupon (3 Mo. LIBOR + .89%	)#	1/18/2029	938	938,000	(b)
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.653% (3 Mo. LIBOR + 1.30%	)#	4/17/2025	3,738	3,744,998
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.845% (3 Mo. LIBOR + 1.47%	)#	4/27/2027	2,000	2,002,125
Cavalry CLO IV Ltd. 2014-4A B1R†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	511	512,000
Cent CLO Ltd. 2013-17A A1†	2.678% (3 Mo. LIBOR + 1.30%	)#	1/30/2025	1,471	1,473,155
Cent CLO Ltd. 2013-18A A†	2.483% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	969	970,633
CIFC Funding II Ltd. 2014-2A A1LR†	2.654% (3 Mo. LIBOR + 1.20%	)#	5/24/2026	1,250	1,256,943
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	857,730
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	880	879,493
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	128	127,078
Conn Funding II LP 2017-A†	2.73%		7/15/2019	272	272,279
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	104	104,502
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	99,917
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,900
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	465	465,011
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	345	344,932
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,261	1,257,582
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	161	161,501
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	1,755	1,759,388
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	985	986,556
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	862	862,293
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	136	137,726
Dryden 30 Senior Loan Fund 2013-30A AR†	2.236% (3 Mo. LIBOR + .82%	)#	2/15/2030	2,541	2,543,543
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon (3 Mo. LIBOR + 1.16%	)#	10/15/2026	1,114	1,117,666
Dryden XXV Senior Loan Fund 2012-25A BRR†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	1,000	1,000,031
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	542	539,397

See Notes to Financial Statements.	221

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	$1,213	$1,213,211
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	2,028	2,026,584
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	975	974,829
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.80% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	1,430	1,439,748
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.00% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	200	200,374
Jackson Mill CLO Ltd. 2015-1A A†	2.899% (3 Mo. LIBOR + 1.54%	)#	4/15/2027	1,300	1,312,509
Jamestown CLO VII Ltd. 2015-7A A1R†(a)	Zero Coupon (3 Mo. LIBOR + .83%	)#	7/25/2027	1,175	1,175,000	(b)
Jamestown CLO VII Ltd. 2015-7A A2R†(a)	Zero Coupon (3 Mo. LIBOR + 1.3%	)#	7/25/2027	944	944,000	(b)
LCM XVIII LP-18A A1†	2.873% (3 Mo. LIBOR + 1.51%	)#	4/20/2027	3,000	3,003,408
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	411	409,945
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	218	217,872
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.554% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	2,200	2,207,795
MP CLO VI Ltd. 2014-2A AR†	2.559% (3 Mo. LIBOR + 1.20%	)#	1/15/2027	4,000	4,017,856
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	362	358,389
N-Star REL CDO VIII Ltd. 2006-8A B†	1.781% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,600	1,568,268
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,071,302
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	366,347
Northwoods Capital XI Ltd. 2014-11A AR†	2.549% (3 Mo. LIBOR + 1.19%	)#	4/15/2025	1,900	1,903,492
Oaktree CLO Ltd.	1.00%		10/20/2027	769	769,000
OCP CLO Ltd. 2015-10A A2AR†(a)	Zero Coupon (3 Mo. LIBOR + 1.3%	)#	10/26/2027	645	645,000	(b)
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.763% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	2,564	2,581,899
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	1,201	1,210,588
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	905	906,493
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	7,848	7,982,629
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	119,319
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	621,323

222	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Seneca Park CLO Ltd. 2014-1A AR†	2.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	$750	$753,407
SLM Private Education Loan Trust 2010-A 2A†	4.50% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	447	461,138
SLM Student Loan Trust 2011-1 A1	1.849% (1 Mo. LIBOR + .52%	)#	3/25/2026	111	111,798
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	1,624	1,619,116
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	951	948,538
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	2,653	2,644,998
Sound Point CLO IX Ltd. 2015-2A AR†	2.243% (3 Mo. LIBOR + .88%	)#	7/20/2027	517	517,172
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	221	222,042
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	419	426,002
Thacher Park CLO Ltd. 2014-1A AR†	2.523% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	3,500	3,513,696
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.933% (1 Mo. LIBOR + .65%	)#	1/20/2022	5,923	5,969,670
West CLO Ltd. 2014-2A A1AR†	2.231%	#(d)	1/16/2027	3,602	3,607,817	(b)
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	130	129,473
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	303	302,979
WhiteHorse VIII Ltd. 2014-1A BR†	2.827% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,501	1,500,693
Total					93,876,872
Total Asset-Backed Securities (cost $297,559,240)					297,709,534

				Shares
				(000)

COMMON STOCKS 0.00%

Energy: Exploration & Production 0.00%
Dommo Energia SA ADR				4	991

Oil 0.00%
Templar Energy LLC Class A Units				10	28,357
Total Common Stocks (cost $108,461)					29,348

See Notes to Financial Statements.	223

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
CONVERTIBLE BONDS 0.17%

Drugs 0.01%
Teva Pharmaceutical Finance Co. LLC	0.25%	2/1/2026	$203	$175,976

Oil 0.00%
Dommo Energia SA(e)(f)	1.00%	12/31/2099	BRL 2	849	(g)

Real Estate Investment Trusts 0.16%
VEREIT, Inc.	3.00%	8/1/2018	$1,737	1,741,342
Total Convertible Bonds (cost $1,932,147)				1,918,167

CORPORATE BONDS 37.58%

Aerospace/Defense 0.09%
Harris Corp.	1.999%	4/27/2018	265	265,158
Orbital ATK, Inc.	5.50%	10/1/2023	672	714,000
Total				979,158

Air Transportation 0.03%
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	222	234,097
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	59	62,497
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	29	31,414
Total				328,008

Apparel 0.29%
William Carter Co. (The)	5.25%	8/15/2021	3,140	3,236,162

Auto Parts: Original Equipment 0.37%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	1,747	1,810,329
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	472	522,740
International Automotive Components Group SA (Luxembourg)†(h)	9.125%	6/1/2018	272	273,530
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,046,250
TI Group Automotive Systems LLC (United Kingdom)†(h)	8.75%	7/15/2023	163	175,632
Titan International, Inc.†	6.50%	11/30/2023	259	258,275
Total				4,086,756

Automotive 1.51%
Ford Motor Credit Co. LLC	2.979%	8/3/2022	500	497,363
Ford Motor Credit Co. LLC	3.157%	8/4/2020	713	723,755
Ford Motor Credit Co. LLC	5.00%	5/15/2018	694	703,622

224	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
Ford Motor Credit Co. LLC	5.875%		8/2/2021	$500	$553,029
Ford Motor Credit Co. LLC	8.125%		1/15/2020	3,074	3,425,262
General Motors Financial Co., Inc.	2.40%		5/9/2019	444	444,208
General Motors Financial Co., Inc.	3.15%		6/30/2022	1,827	1,830,325
General Motors Financial Co., Inc.	3.20%		7/6/2021	905	916,500
General Motors Financial Co., Inc.	4.20%		3/1/2021	2,300	2,399,232
General Motors Financial Co., Inc.	4.375%		9/25/2021	1,583	1,668,638
Hyundai Capital America†	1.75%		9/27/2019	905	888,663
Hyundai Capital America†	2.00%		7/1/2019	107	105,698
Hyundai Capital America†	2.50%		3/18/2019	473	471,974
Hyundai Capital America†	3.25%		9/20/2022	636	636,287
Hyundai Capital Services, Inc. (South Korea)†(h)	3.00%		8/29/2022	1,567	1,546,502
Total					16,811,058

Banks: Regional 9.37%
ABN AMRO Bank NV (Netherlands)†(h)	1.80%		6/4/2018	1,729	1,727,727
ABN AMRO Bank NV (Netherlands)†(h)	1.80%		9/20/2019	800	794,400
ABN AMRO Bank NV (Netherlands)†(h)	2.10%		1/18/2019	839	839,689
ABN AMRO Bank NV (Netherlands)(h)	6.25%		4/27/2022	892	1,001,488
Associated Banc-Corp.	2.75%		11/15/2019	496	499,592
Banco de Credito del Peru (Panama)†(h)	2.25%		10/25/2019	200	200,250
Banco de Credito del Peru (Peru)†(h)	2.75%		1/9/2018	107	107,267
Banco Santander SA (Spain)(h)	3.125%		2/23/2023	800	797,175
Bank of America Corp.	2.151%		11/9/2020	255	252,988
Bank of America Corp.	2.328%	#(d)	10/1/2021	1,205	1,197,771
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021	797	794,642
Bank of America Corp.	2.65%		4/1/2019	172	173,192
Bank of America Corp.	5.00%		5/13/2021	935	1,010,746
Bank of America Corp.	5.49%		3/15/2019	5,475	5,667,906
Bank of America Corp.	5.625%		7/1/2020	285	307,585
Bank of America Corp.	6.875%		4/25/2018	540	550,578
Bank of America Corp.	6.875%		11/15/2018	309	323,131
Bank of America Corp.	7.625%		6/1/2019	2,915	3,143,395
Barclays Bank plc (United Kingdom)†(h)	10.179%		6/12/2021	1,513	1,852,094
Capital One NA	1.65%		2/5/2018	460	459,822
CIT Group, Inc.	3.875%		2/19/2019	48	48,869
Citigroup, Inc.	1.80%		2/5/2018	525	525,083
Citigroup, Inc.	2.327% (3 Mo. LIBOR + .96%	)#	4/25/2022	1,324	1,338,949
Citigroup, Inc.	2.45%		1/10/2020	1,269	1,270,579

See Notes to Financial Statements.	225

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	$1,329	$1,322,393
Citigroup, Inc.	2.90%		12/8/2021	693	697,586
Citigroup, Inc.	4.05%		7/30/2022	812	847,159
Citigroup, Inc.	8.50%		5/22/2019	391	425,441
Compass Bank	2.75%		9/29/2019	1,250	1,256,455
Credit Suisse AG	1.70%		4/27/2018	2,000	1,999,711
Credit Suisse AG	1.75%		1/29/2018	335	335,035
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(h)	3.125%		12/10/2020	1,692	1,715,636
Discover Bank	7.00%		4/15/2020	1,279	1,401,712
Discover Bank	8.70%		11/18/2019	796	881,596
European Investment Bank (Luxembourg)(h)	1.00%		3/15/2018	1,075	1,073,485
European Investment Bank (Luxembourg)(h)	1.25%		5/15/2018	1,557	1,554,619
Finansbank AS (Turkey)†(h)	6.25%		4/30/2019	558	574,604
Goldman Sachs Group, Inc. (The)	2.481% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	1,491	1,512,105
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	1,570	1,574,533
Goldman Sachs Group, Inc. (The)	2.876%	#(d)	10/31/2022	1,868	1,866,093
Goldman Sachs Group, Inc. (The)	2.908%	#(d)	6/5/2023	1,507	1,499,676
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,171,682
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,643	1,747,803
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	572,826
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	802,047
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	348	369,471
HBOS plc (United Kingdom)†(h)	6.75%		5/21/2018	7,402	7,561,553
Huntington Bancshares, Inc.	7.00%		12/15/2020	241	271,017
Huntington National Bank (The)	1.827% (3 Mo. LIBOR + .51%	)#	3/10/2020	770	774,130
Industrial & Commercial Bank of China Ltd.	2.147% (3 Mo. LIBOR + .75%	)#	11/8/2020	623	624,617
ING Bank NV (Netherlands)†(h)	2.75%		3/22/2021	250	252,072
ING Bank NV (Netherlands)(h)	4.125%	#(d)	11/21/2023	1,463	1,485,018
Intesa Sanpaolo SpA (Italy)(h)	3.875%		1/16/2018	4,311	4,320,321
Intesa Sanpaolo SpA (Italy)(h)	3.875%		1/15/2019	2,995	3,043,689
Intesa Sanpaolo SpA (Italy)†(h)	6.50%		2/24/2021	1,898	2,101,010
Itau Unibanco Holding SA†	2.85%		5/26/2018	900	904,950
Macquarie Group Ltd. (Australia)†(h)	6.00%		1/14/2020	619	662,289
Macquarie Group Ltd. (Australia)†(h)	7.625%		8/13/2019	324	350,884

226	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Manufacturers & Traders Trust Co.	2.553% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	$346	$346,015
Morgan Stanley	2.213% (3 Mo. LIBOR + .80%	)#	2/14/2020	1,337	1,343,404
Morgan Stanley	2.543% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	1,300	1,319,912
Morgan Stanley	4.875%		11/1/2022	849	915,131
Morgan Stanley	5.50%		7/24/2020	300	322,695
Morgan Stanley	5.625%		9/23/2019	1,750	1,850,654
Morgan Stanley	6.625%		4/1/2018	863	876,135
Morgan Stanley	7.30%		5/13/2019	1,558	1,668,728
National Savings Bank (Sri Lanka)†(h)	8.875%		9/18/2018	200	208,260
NBK SPC Ltd. (United Arab Emirates)†(h)	2.75%		5/30/2022	960	948,098
Nordea Bank AB (Sweden)†(h)	4.875%		5/13/2021	848	906,117
Popular, Inc.	7.00%		7/1/2019	806	830,180
Regions Bank	2.25%		9/14/2018	885	886,337
Regions Bank	7.50%		5/15/2018	500	512,127
Royal Bank of Scotland Group plc (United Kingdom)(h)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	1,522	1,525,069
Santander UK Group Holdings plc (United Kingdom)(h)	2.875%		10/16/2020	315	317,103
Santander UK Group Holdings plc (United Kingdom)(h)	2.875%		8/5/2021	1,791	1,793,165
Santander UK Group Holdings plc (United Kingdom)(h)	3.125%		1/8/2021	1,238	1,253,168
Santander UK Group Holdings plc (United Kingdom)(h)	3.571%		1/10/2023	275	279,529
Santander UK plc (United Kingdom)(h)	2.00%		8/24/2018	208	208,118
Santander UK plc (United Kingdom)(h)	2.50%		3/14/2019	2,581	2,592,802
Santander UK plc (United Kingdom)(h)	3.05%		8/23/2018	327	329,619
SVB Financial Group	5.375%		9/15/2020	70	75,026
Turkiye Halk Bankasi AS (Turkey)†(h)	3.875%		2/5/2020	418	396,858
Turkiye Halk Bankasi AS (Turkey)†(h)	4.75%		6/4/2019	1,619	1,590,362
Turkiye Vakiflar Bankasi TAO (Turkey)†(h)	3.75%		4/15/2018	300	300,241
Turkiye Vakiflar Bankasi TAO (Turkey)†(h)	5.625%		5/30/2022	821	814,886
UBS AG	7.625%		8/17/2022	641	754,072
UBS AG (United Kingdom)†(h)	2.45%		12/1/2020	1,200	1,199,573
UBS Group Funding Switzerland AG (Switzerland)†(h)	2.65%		2/1/2022	688	682,283
UBS Group Funding Switzerland AG (Switzerland)†(h)	2.682% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,102,880

See Notes to Financial Statements.	227

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
UBS Group Funding Switzerland AG (Switzerland)†(h)	3.491%		5/23/2023	$630	$641,439
Wells Fargo & Co.	2.343% (3 Mo. LIBOR + .93%	)#	2/11/2022	898	908,736
Wells Fargo & Co.	2.55%		12/7/2020	120	120,410
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,909,072
Wilmington Trust Corp.	8.50%		4/2/2018	350	357,365
Total					104,523,705

Beverages 0.03%
Cott Beverages, Inc.	5.375%		7/1/2022	298	309,934

Biotechnology Research & Production 0.02%
Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%		11/1/2021	175	177,187

Building Materials 0.35%
Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	276	278,760
Boral Finance Pty Ltd. (Australia)†(h)	3.00%		11/1/2022	374	372,205
CPG Merger Sub LLC†	8.00%		10/1/2021	805	837,200
Griffon Corp.†	5.25%		3/1/2022	967	990,256
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	230	231,054
Martin Marietta Materials, Inc.	6.60%		4/15/2018	426	433,036
Ply Gem Industries, Inc.	6.50%		2/1/2022	550	572,000
Standard Industries, Inc.†	5.125%		2/15/2021	90	92,913
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	30	33,488
Vulcan Materials Co.	7.50%		6/15/2021	70	81,286
Total					3,922,198

Business Services 0.38%
APX Group, Inc.	8.75%		12/1/2020	1,829	1,872,439
Chicago Parking Meters LLC†	5.489%		12/30/2020	334	341,995
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	250	249,859
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	247	273,244
Sotheby’s†	5.25%		10/1/2022	27	27,742
Verisk Analytics, Inc.	4.875%		1/15/2019	41	42,118
Western Union Co. (The)	2.875%		12/10/2017	1,408	1,408,263
Total					4,215,660

228	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Chemicals 0.77%
Blue Cube Spinco, Inc.	9.75%		10/15/2023	$1,042	$1,246,493
Braskem Netherlands Finance BV (Netherlands)†(h)	3.50%		1/10/2023	375	372,656
Celanese US Holdings LLC	5.875%		6/15/2021	700	769,581
Equate Petrochemical BV (Netherlands)†(h)	3.00%		3/3/2022	200	197,808
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	264	294,690
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021	468	481,455
Westlake Chemical Corp.	4.625%		2/15/2021	767	793,845
Westlake Chemical Corp.	4.875%		5/15/2023	2,832	2,966,520
Yara International ASA (Norway)†(h)	7.875%		6/11/2019	1,373	1,481,538
Total					8,604,586

Coal 0.06%
CNX Resources Corp.	8.00%		4/1/2023	444	476,190
Peabody Energy Corp.†	6.00%		3/31/2022	202	208,565
Total					684,755

Computer Hardware 0.69%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	776	786,255
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	450	485,924
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	2,924	3,054,299
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	774	806,899
Everi Payments, Inc.	10.00%		1/15/2022	1,779	1,932,572
Hewlett Packard Enterprise Co.	3.273% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	650	659,045
Total					7,724,994

Computer Software 0.74%
Activision Blizzard, Inc.†	6.125%		9/15/2023	2,286	2,414,294
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	1,202	1,202,000
Dun & Bradstreet Corp. (The)	4.25%		6/15/2020	63	64,656
First Data Corp.†	7.00%		12/1/2023	1,181	1,252,598
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	825	849,750
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	998	1,127,740
VMware, Inc.	2.95%		8/21/2022	1,313	1,306,753
Total					8,217,791

Construction/Homebuilding 0.19%
Brookfield Residential Properties, Inc. (Canada)†(h)	6.50%		12/15/2020	1,317	1,344,986
Century Communities, Inc.	6.875%		5/15/2022	400	421,380
D.R. Horton, Inc.	3.75%		3/1/2019	40	40,525

See Notes to Financial Statements.	229

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Construction/Homebuilding (continued)
M/I Homes, Inc.	6.75%	1/15/2021	$76	$79,230
William Lyon Homes, Inc.	5.75%	4/15/2019	54	54,675
William Lyon Homes, Inc.	7.00%	8/15/2022	173	179,055
Total				2,119,851

Containers 0.18%
Packaging Corp. of America	6.50%	3/15/2018	500	505,932
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,426	1,451,846
Total				1,957,778

Drugs 0.51%
Bayer US Finance LLC†	2.375%	10/8/2019	200	200,133
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	317	349,493
Mylan, Inc.	2.55%	3/28/2019	2,563	2,568,728
Teva Pharmaceutical Finance Co. BV (Curacao)(h)	3.65%	11/10/2021	179	171,104
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	1.40%	7/20/2018	797	789,879
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	1.70%	7/19/2019	663	642,202
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(h)	2.20%	7/21/2021	1,053	968,441
Total				5,689,980

Electric: Power 2.13%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(h)	2.50%	1/12/2018	1,400	1,401,048
AES Corp. (The)	4.875%	5/15/2023	637	653,511
American Electric Power Co., Inc.	1.65%	12/15/2017	250	250,002
Dominion Energy, Inc.	2.962%	7/1/2019	519	523,580
Dominion Energy, Inc.	4.104%	4/1/2021	1,478	1,541,213
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	326,283
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	501,088
Enel Finance International NV (Netherlands)†(h)	2.75%	4/6/2023	1,010	994,751
Enel Finance International NV (Netherlands)†(h)	2.875%	5/25/2022	2,050	2,048,058
Eversource Energy	2.50%	3/15/2021	218	217,220
Exelon Generation Co. LLC	3.40%	3/15/2022	151	154,182
Exelon Generation Co. LLC	4.25%	6/15/2022	35	36,888
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	369,511
Metropolitan Edison Co.	7.70%	1/15/2019	300	316,876

230	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Ohio Power Co.	6.05%	5/1/2018	$300	$305,090
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	135,321
Origin Energy Finance Ltd. (Australia)†(h)	3.50%	10/9/2018	2,500	2,521,025
Origin Energy Finance Ltd. (Australia)†(h)	5.45%	10/14/2021	2,077	2,240,459
Pennsylvania Electric Co.	5.20%	4/1/2020	319	337,936
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(h)	7.25%	12/15/2017	525	525,907
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(h)	5.375%	5/1/2021	203	218,220
PSEG Power LLC	5.125%	4/15/2020	45	47,678
Public Service Co. of New Mexico	7.95%	5/15/2018	1,885	1,936,239
Puget Energy, Inc.	6.00%	9/1/2021	759	845,326
SCANA Corp.	4.125%	2/1/2022	1,982	2,009,302
SCANA Corp.	4.75%	5/15/2021	709	732,078
SCANA Corp.	6.25%	4/1/2020	786	835,509
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,420	1,407,792
TECO Finance, Inc.	5.15%	3/15/2020	335	354,696
Total				23,786,789

Electrical Equipment 0.57%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	260	257,934
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.65%	1/15/2023	1,435	1,377,482
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	909	899,321
NXP BV/NXP Funding LLC (Netherlands)†(h)	4.125%	6/1/2021	1,258	1,296,520
NXP BV/NXP Funding LLC (Netherlands)†(h)	5.75%	3/15/2023	2,415	2,505,563
Total				6,336,820

Electrical: Household 0.07%
General Cable Corp.	5.75%	10/1/2022	776	797,340

Electronics 0.17%
Jabil, Inc.	8.25%	3/15/2018	525	534,345
PerkinElmer, Inc.	5.00%	11/15/2021	200	216,318
Tech Data Corp.	3.70%	2/15/2022	1,144	1,149,061
Total				1,899,724

Energy Equipment & Services 0.10%
TerraForm Power Operating LLC†~	6.375%	2/1/2023	1,027	1,083,742

See Notes to Financial Statements.	231

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment 0.53%
Churchill Downs, Inc.	5.375%	12/15/2021	$1,638	$1,687,140
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	538,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	108	108,810
Scientific Games International, Inc.	6.25%	9/1/2020	674	686,637
Scientific Games International, Inc.	6.625%	5/15/2021	353	365,355
Scientific Games International, Inc.	10.00%	12/1/2022	1,832	2,024,360
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	267	271,005
WMG Acquisition Corp.†	5.625%	4/15/2022	43	44,559
WMG Acquisition Corp.†	6.75%	4/15/2022	208	218,269
Total				5,944,885

Financial Services 1.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(h)	3.75%	5/15/2019	176	179,160
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	2,393	2,413,638
Discover Financial Services	5.20%	4/27/2022	603	652,653
E*TRADE Financial Corp.	2.95%	8/24/2022	394	391,245
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,746,876
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,209,656
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,800,167
International Lease Finance Corp.	8.25%	12/15/2020	991	1,141,963
International Lease Finance Corp.	8.625%	1/15/2022	49	59,314
Jefferies Group LLC	8.50%	7/15/2019	3,091	3,382,043
Lazard Group LLC	4.25%	11/14/2020	764	800,694
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	901	920,484
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	840	865,410
Navient Corp.	5.00%	10/26/2020	1,338	1,366,433
Navient Corp.	5.50%	1/15/2019	1,322	1,357,694
Navient Corp.	8.00%	3/25/2020	744	812,820
OneMain Financial Holdings LLC†	6.75%	12/15/2019	420	433,913
OneMain Financial Holdings LLC†	7.25%	12/15/2021	905	940,702
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	165,046
Total				20,639,911

Food 0.61%
Dean Foods Co.†	6.50%	3/15/2023	496	493,520
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	2,521	2,588,764
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	2,372	2,398,685
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	384,842

232	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food (continued)
Smithfield Foods, Inc.†	3.35%	2/1/2022	$226	$226,620
Want Want China Finance Ltd. (China)†(h)	1.875%	5/14/2018	700	698,123
Total				6,790,554

Health Care Products 0.24%
Life Technologies Corp.	5.00%	1/15/2021	1,258	1,336,780
Life Technologies Corp.	6.00%	3/1/2020	1,297	1,390,939
Total				2,727,719

Health Care Services 0.25%
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	396	403,920
Anthem, Inc.	1.875%	1/15/2018	330	330,086
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	474	482,295
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	127,359
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	150	165,823
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	118	128,051
Universal Health Services, Inc.†	3.75%	8/1/2019	705	721,744
Universal Health Services, Inc.†	4.75%	8/1/2022	421	432,577
Total				2,791,855

Insurance 0.26%
CNA Financial Corp.	5.875%	8/15/2020	600	649,109
HUB International Ltd.†	7.875%	10/1/2021	309	321,746
Lincoln National Corp.	7.00%	3/15/2018	500	506,996
Lincoln National Corp.	8.75%	7/1/2019	39	42,809
Protective Life Corp.	7.375%	10/15/2019	225	245,387
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,080,426
Total				2,846,473

Leasing 0.04%
DAE Funding LLC (United Arab Emirates)†(h)	4.00%	8/1/2020	397	399,680

Leisure 0.19%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	678	722,070
NCL Corp. Ltd.†	4.75%	12/15/2021	414	429,525
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	896	988,477
Total				2,140,072

Lodging 0.41%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	2,527	2,691,255

See Notes to Financial Statements.	233

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Lodging (continued)
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022		$237	$255,249
Hyatt Hotels Corp.†	6.875%	8/15/2019		50	53,574
Playa Resorts Holding BV (Netherlands)†(h)	8.00%	8/15/2020		585	611,325
Wyndham Worldwide Corp.	2.50%	3/1/2018		1,000	1,000,800
Total					4,612,203

Machinery: Agricultural 0.69%
BAT Capital Corp.†	2.764%	8/15/2022		792	786,256
BAT International Finance plc (United Kingdom)†(h)	1.85%	6/15/2018		1,000	999,536
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		32	34,884
Imperial Brands Finance plc (United Kingdom)†(h)	2.05%	2/11/2018		3,260	3,260,772
Viterra, Inc. (Canada)†(h)	5.95%	8/1/2020		2,394	2,586,447
Total					7,667,895

Machinery: Industrial/Specialty 0.02%
Kennametal, Inc.	2.65%	11/1/2019		275	274,738

Manufacturing 0.31%
Bombardier, Inc. (Canada)†(h)	6.125%	1/15/2023		831	820,613
Bombardier, Inc. (Canada)†(h)	8.75%	12/1/2021		1,125	1,250,168
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		873	897,269
Pentair Finance Sarl (Luxembourg)(h)	2.90%	9/15/2018		491	493,864
Total					3,461,914

Media 1.19%
Altice Financing SA (Luxembourg)†(h)	6.625%	2/15/2023		1,025	1,053,187
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		1,986	1,973,587
Cox Communications, Inc.†	3.25%	12/15/2022		904	907,430
CSC Holdings LLC†	10.125%	1/15/2023		914	1,036,247
DISH DBS Corp.	6.75%	6/1/2021		645	688,538
NBCUniversal Enterprise, Inc.†	5.25%	–	(i)	2,780	2,967,650
SFR Group SA (France)†(h)	6.00%	5/15/2022		1,350	1,362,656
Sky plc (United Kingdom)†(h)	9.50%	11/15/2018		250	266,891
Time Warner Cable LLC	8.25%	4/1/2019		963	1,035,890
Time Warner Cable LLC	8.75%	2/14/2019		431	463,440
Viacom, Inc.	2.75%	12/15/2019		171	171,304
Virgin Media Finance plc (United Kingdom)†(h)	6.375%	4/15/2023		500	520,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		803	818,056
Total					13,265,501

234	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metal Fabricating 0.06%
Zekelman Industries, Inc.†	9.875%	6/15/2023	$619	$694,827

Metals & Minerals: Miscellaneous 1.22%
Anglo American Capital plc (United Kingdom)†(h)	4.125%	4/15/2021	200	207,091
Ausdrill Finance Pty Ltd. (Australia)†(h)	6.875%	11/1/2019	525	534,187
Century Aluminum Co.†	7.50%	6/1/2021	395	409,319
Eldorado Gold Corp. (Canada)†(h)	6.125%	12/15/2020	663	649,740
FMG Resources (August 2006) Pty Ltd. (Australia)†(h)	9.75%	3/1/2022	5,526	6,161,490
Freeport-McMoRan, Inc.	6.50%	11/15/2020	526	536,546
Glencore Finance Canada Ltd. (Canada)†(h)	4.25%	10/25/2022	1,019	1,068,172
Glencore Finance Canada Ltd. (Canada)†(h)	4.95%	11/15/2021	332	355,327
Glencore Funding LLC†	3.00%	10/27/2022	450	447,159
Goldcorp, Inc. (Canada)(h)	2.125%	3/15/2018	252	252,230
Goldcorp, Inc. (Canada)(h)	3.625%	6/9/2021	1,360	1,395,233
Hecla Mining Co.	6.875%	5/1/2021	339	348,746
Hudbay Minerals, Inc. (Canada)†(h)	7.25%	1/15/2023	521	559,424
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	235	265,433
New Gold, Inc. (Canada)†(h)	6.25%	11/15/2022	407	421,245
Total				13,611,342

Natural Gas 0.04%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	286,920
National Fuel Gas Co.	3.75%	3/1/2023	153	155,700
National Fuel Gas Co.	4.90%	12/1/2021	50	52,718
Total				495,338

Oil 3.62%
Afren plc (United Kingdom)†(f)(h)	6.625%	12/9/2020	195	687
Afren plc (United Kingdom)†(f)(h)	10.25%	4/8/2019	195	523
Afren plc (United Kingdom)†(f)(h)	11.50%	2/1/2016	390	1,046
Anadarko Holding Co.	7.05%	5/15/2018	388	396,110
Anadarko Petroleum Corp.	4.85%	3/15/2021	488	517,021
Bill Barrett Corp.	7.00%	10/15/2022	60	61,350
Canadian Oil Sands Ltd. (Canada)†(h)	7.75%	5/15/2019	295	316,540
Canadian Oil Sands Ltd. (Canada)†(h)	9.40%	9/1/2021	125	150,309
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	456	469,110
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	1,753	1,790,251
Cenovus Energy, Inc. (Canada)(h)	5.70%	10/15/2019	400	421,851
CNOOC Finance 2013 Ltd. (Hong Kong)(h)	1.75%	5/9/2018	1,025	1,023,186
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(h)	2.625%	5/5/2020	1,000	1,000,398

See Notes to Financial Statements.	235

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
Continental Resources, Inc.	5.00%		9/15/2022	$2,008	$2,053,180
Devon Energy Corp.	2.25%		12/15/2018	300	298,621
Devon Energy Corp.	4.00%		7/15/2021	250	259,882
Devon Energy Corp.	6.30%		1/15/2019	134	139,017
Eclipse Resources Corp.	8.875%		7/15/2023	979	1,005,922
Encana Corp. (Canada)(h)	3.90%		11/15/2021	900	928,165
Encana Corp. (Canada)(h)	6.50%		5/15/2019	2,341	2,469,095
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%		8/15/2021	1,327	1,379,052
Endeavor Energy Resources LP/EER Finance, Inc.†	8.125%		9/15/2023	330	354,833
Eni SpA (Italy)†(h)	4.15%		10/1/2020	600	623,084
Gulfport Energy Corp.	6.625%		5/1/2023	507	520,942
KazMunayGas National Co. JSC (Kazakhstan)†(h)	9.125%		7/2/2018	2,160	2,244,197
Matador Resources Co.	6.875%		4/15/2023	1,126	1,193,560
Motiva Enterprises LLC†	5.75%		1/15/2020	147	155,990
Newfield Exploration Co.	5.75%		1/30/2022	1,100	1,181,125
Nexen Energy ULC (Canada)(h)	6.20%		7/30/2019	74	78,119
Noble Energy, Inc.	5.625%		5/1/2021	1,054	1,082,130
Oasis Petroleum, Inc.	6.875%		3/15/2022	409	417,691
OGX Austria GmbH (Brazil)†(f)(h)	8.50%		6/1/2018	225	5
PDC Energy, Inc.	7.75%		10/15/2022	710	738,620
Petrobras Global Finance BV (Netherlands)(h)	6.125%		1/17/2022	593	633,027
Petroleos Mexicanos (Mexico)(h)	3.125%		1/23/2019	853	861,530
Petroleos Mexicanos (Mexico)(h)	5.50%		2/4/2019	1,189	1,231,566
Petroleos Mexicanos (Mexico)(h)	8.00%		5/3/2019	1,020	1,101,090
Phillips 66†	2.009% (3 Mo. LIBOR + .65%	)#	4/15/2019	373	373,417
Pioneer Natural Resources Co.	3.45%		1/15/2021	450	461,601
Pioneer Natural Resources Co.	3.95%		7/15/2022	313	326,215
Pioneer Natural Resources Co.	6.875%		5/1/2018	457	465,963
Pioneer Natural Resources Co.	7.50%		1/15/2020	129	142,233
Range Resources Corp.	5.75%		6/1/2021	1,133	1,178,320
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(h)	6.75%		9/30/2019	900	965,512
Resolute Energy Corp.	8.50%		5/1/2020	796	811,920
RSP Permian, Inc.	6.625%		10/1/2022	365	385,075
Sable Permian Resources Land LLC†	13.00%		11/30/2020	549	643,702
Sanchez Energy Corp.	6.125%		1/15/2023	492	417,585
Seven Generations Energy Ltd. (Canada)†(h)	6.75%		5/1/2023	50	53,375
Seven Generations Energy Ltd. (Canada)†(h)	6.875%		6/30/2023	745	796,219
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	2,000	2,004,394

236	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil (continued)
SM Energy Co.	6.50%		11/15/2021	$1,374	$1,391,175
SM Energy Co.	6.50%		1/1/2023	579	587,685
Statoil ASA (Norway)†(h)	7.875%		12/9/2022	1,000	1,226,257
Sunoco LP/Sunoco Finance Corp.	5.50%		8/1/2020	796	819,363
YPF SA (Argentina)(h)	8.916% (3 Mo. LIBOR + 7.50%	)#	8/15/2018	176	180,871
Total					40,329,707

Oil: Crude Producers 3.84%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%		10/1/2020	545	553,890
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	1,069	1,136,935
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	1,183	1,289,766
Boardwalk Pipelines LP	5.20%		6/1/2018	1,175	1,189,875
Buckeye Partners LP	2.65%		11/15/2018	1,640	1,646,621
Buckeye Partners LP	4.875%		2/1/2021	510	537,915
Buckeye Partners LP	5.50%		8/15/2019	75	78,177
Buckeye Partners LP	6.05%		1/15/2018	425	426,964
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	1,153	1,155,075
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,035	1,052,352
DCP Midstream Operating LP†	9.75%		3/15/2019	950	1,035,500
Enbridge Energy Partners LP	6.50%		4/15/2018	1,108	1,126,571
Enbridge Energy Partners LP	9.875%		3/1/2019	1,798	1,956,182
Energy Transfer LP	4.15%		10/1/2020	800	828,282
Energy Transfer LP	9.00%		4/15/2019	1,225	1,329,260
Energy Transfer LP	9.70%		3/15/2019	1,450	1,576,398
Energy Transfer LP	4.65%		6/1/2021	400	421,298
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	334	356,528
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	995	1,068,212
Gulf South Pipeline Co. LP	4.00%		6/15/2022	138	142,427
Kinder Morgan Energy Partners LP	5.30%		9/15/2020	1,667	1,781,542
Kinder Morgan Energy Partners LP	5.80%		3/1/2021	1,426	1,552,403
Kinder Morgan Energy Partners LP	5.95%		2/15/2018	2,175	2,192,545
Kinder Morgan Energy Partners LP	6.50%		4/1/2020	310	336,173
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	175	190,750
Kinder Morgan Energy Partners LP	9.00%		2/1/2019	250	268,295
Kinder Morgan, Inc.†	5.00%		2/15/2021	283	301,645
Kinder Morgan, Inc.†	5.625%		11/15/2023	199	219,351
Kinder Morgan, Inc.	7.25%		6/1/2018	603	618,357
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	947	993,166
MPLX LP	5.50%		2/15/2023	3,411	3,513,470

See Notes to Financial Statements.	237

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers (continued)
NGPL PipeCo LLC†	4.375%		8/15/2022	$203	$208,836
ONEOK Partners LP	3.20%		9/15/2018	499	503,138
Panhandle Eastern Pipeline Co. LP	7.00%		6/15/2018	1,200	1,232,405
Rockies Express Pipeline LLC†	6.00%		1/15/2019	185	191,882
Rockies Express Pipeline LLC†	6.85%		7/15/2018	175	179,156
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	5,180	5,569,254
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	785	864,699
Spectra Energy Partners LP	2.95%		9/25/2018	1,020	1,027,363
Spectra Energy Partners LP	4.60%		6/15/2021	297	314,718
Texas Eastern Transmission LP†	4.125%		12/1/2020	500	520,690
Texas Gas Transmission LLC†	4.50%		2/1/2021	729	761,451
TransCanada PipeLines Ltd. (Canada)(h)	6.50%		8/15/2018	18	18,562
TransCanada PipeLines Ltd. (Canada)(h)	7.125%		1/15/2019	392	413,130
Western Gas Partners LP	2.60%		8/15/2018	113	113,287
Total					42,794,496

Oil: Integrated Domestic 0.36%
FTS International, Inc.†	8.82% (3 Mo. LIBOR + 7.50%	)#	6/15/2020	63	64,260
National Oilwell Varco, Inc.	1.35%		12/1/2017	477	477,000
National Oilwell Varco, Inc.	2.60%		12/1/2022	1,068	1,045,636
SESI LLC	7.125%		12/15/2021	836	856,900
TechnipFMC plc (United Kingdom)†(h)	3.45%		10/1/2022	72	72,306
Weatherford International Ltd.	9.625%		3/1/2019	1,436	1,536,520
Total					4,052,622

Real Estate Investment Trusts 1.34%
Brixmor Operating Partnership LP	3.875%		8/15/2022	527	541,679
CBRE Services, Inc.	5.00%		3/15/2023	1,303	1,339,133
Country Garden Holdings Co. Ltd. (China)(h)	7.50%		3/9/2020	200	209,092
DDR Corp.	3.50%		1/15/2021	517	523,469
DDR Corp.	4.625%		7/15/2022	137	143,856
DDR Corp.	7.50%		7/15/2018	481	496,594
EPR Properties	7.75%		7/15/2020	1,876	2,089,491
HCP, Inc.	2.625%		2/1/2020	187	187,925
HCP, Inc.	3.75%		2/1/2019	1,103	1,117,632
HCP, Inc.	4.00%		12/1/2022	270	282,660
HCP, Inc.	5.375%		2/1/2021	174	187,492
Healthcare Realty Trust, Inc.	5.75%		1/15/2021	318	350,485
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	228	228,048

238	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP	4.80%		7/15/2018	$874	$885,660
Kilroy Realty LP	6.625%		6/1/2020	440	480,939
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(h)	3.125%		3/20/2022	1,068	1,081,987
SL Green Operating Partnership LP	3.25%		10/15/2022	127	126,991
SL Green Realty Corp.	4.50%		12/1/2022	247	259,506
SL Green Realty Corp.	5.00%		8/15/2018	102	103,548
SL Green Realty Corp.	7.75%		3/15/2020	850	939,560
VEREIT Operating Partnership LP	3.00%		2/6/2019	2,675	2,692,437
VEREIT Operating Partnership LP	4.125%		6/1/2021	329	342,318
Weyerhaeuser Co.	4.70%		3/15/2021	292	310,652
Weyerhaeuser Co.	7.375%		10/1/2019	68	74,136
Total					14,995,290

Retail 0.39%
Best Buy Co., Inc.	5.00%		8/1/2018	1,395	1,421,586
Marks & Spencer plc (United Kingdom)†(h)	6.25%		12/1/2017	200	200,000
PVH Corp.	4.50%		12/15/2022	685	698,700
Rite Aid Corp.	6.75%		6/15/2021	1,491	1,483,545
Tapestry, Inc.	3.00%		7/15/2022	542	539,812
Total					4,343,643

Savings & Loan 0.05%
People’s United Financial, Inc.	3.65%		12/6/2022	506	517,523

Steel 0.36%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(h)	6.50%		5/15/2021	1,060	1,107,700
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	1,120	1,157,800
U.S. Steel Corp.†	8.375%		7/1/2021	1,546	1,690,937
Total					3,956,437

Technology 0.43%
Alibaba Group Holding Ltd. (China)(h)	2.80%		6/6/2023	478	479,558
Baidu, Inc. (China)(h)	2.75%		6/9/2019	200	201,558
Baidu, Inc. (China)(h)	3.25%		8/6/2018	700	704,528
eBay, Inc.	1.857% (3 Mo. LIBOR + .48%	)#	8/1/2019	640	642,239
Expedia, Inc.	7.456%		8/15/2018	716	742,079
Tencent Holdings Ltd. (China)†(h)	3.375%		5/2/2019	750	760,843
TIBCO Software, Inc.†	11.375%		12/1/2021	1,100	1,199,000

See Notes to Financial Statements.	239

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Technology (continued)
VeriSign, Inc.	4.625%		5/1/2023	$109	$112,679
Total					4,842,484

Telecommunications 0.45%
BellSouth LLC†	4.285%		4/26/2021	2,750	2,775,956
GCI, Inc.	6.75%		6/1/2021	545	555,219
GTH Finance BV (Netherlands)†(h)	6.25%		4/26/2020	200	212,135
Intelsat Jackson Holdings SA (Luxembourg)(h)	7.25%		10/15/2020	1,187	1,127,650
T-Mobile USA, Inc.	6.125%		1/15/2022	85	88,187
Telenor ASA (Norway)(h)	1.75%		5/22/2018	250	249,920
Total					5,009,067

Textiles Products 0.05%
Springs Industries, Inc.	6.25%		6/1/2021	574	588,350

Transportation: Miscellaneous 0.14%
Asciano Finance Ltd. (Australia)†(h)	5.00%		4/7/2018	500	504,408
Ryder System, Inc.	2.50%		3/1/2018	585	585,320
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	319	331,760
XPO Logistics, Inc.†	6.50%		6/15/2022	84	88,095
Total					1,509,583

Utilities 0.02%
United Utilities plc (United Kingdom)(h)	5.375%		2/1/2019	233	240,927
Total Corporate Bonds (cost $418,599,618)					419,039,012

FLOATING RATE LOANS(j) 3.75%

Aerospace/Defense 0.01%
Gol LuxCo S.A. Term Loan (Luxembourg)(h)	6.50%		8/31/2020	136	140,080

Biotechnology Research & Production 0.43%
Gilead Sciences, Inc. Term Loan	2.218% (3 Mo. LIBOR + 0.88%	)	10/4/2018	1,267	1,266,208
Gilead Sciences, Inc. Three Year Term Loan	2.495% (3 Mo. LIBOR + 1.00%	)	10/5/2020	3,546	3,550,433	(k)
Total					4,816,641

240	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Chemicals 0.40%
Celanese U.S. Holdings LLC Term Loan	2.742% (1 Mo. LIBOR + 1.50%	)	7/15/2021	$1,629	$1,632,430
E.I. du Pont de Nemours and Company Delayed Draw Term Loan A	2.35% (3 Mo. LIBOR + 1.00%	)	3/22/2022	706	705,117	(k)
FMC Corporation Term Loan A	2.60% (1 Mo. LIBOR + 1.25%	)	4/21/2020	240	240,450	(k)
Mosaic Company (The) Term Loan	2.813% (1 Mo. LIBOR + 1.50%	)	11/18/2021	1,775	1,781,255	(k)
Sherwin-Williams Company (The) Term Loan A	2.62% (1 Mo. LIBOR + 1.25%	)	4/13/2021	116	116,025
Total					4,475,277

Computer Hardware 0.36%
Dell International L.L.C. Replacement Term Loan A2	3.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021	1,817	1,818,981
Dell International L.L.C. Replacement Term Loan A3	2.85% (1 Mo. LIBOR + 1.50%	)	12/31/2018	2,211	2,214,128
Total					4,033,109

Containers 0.09%
Ball Corp. USD Term Loan A	3.10% (1 Mo. LIBOR + 1.75%	)	3/18/2021	618	619,816
Ball UK Aquisition Ltd. EUR Term Loan A(e)	1.75% (1 Mo. EURIBOR + 1.75%	)	3/18/2021	EUR 52	62,280	(k)
WestRock Co. Closing Date Term Loan	2.475% (1 Mo. LIBOR + 1.13%	)	7/1/2020	$338	337,500	(k)
Total					1,019,596

Drugs 0.12%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(h)	2.828% (1 Mo. LIBOR + 1.50%	)	11/16/2020	1,349	1,325,807	(k)

Electric: Power 0.33%
Energy Future Intermediate Holding Co. LLC DIP Term Loan	4.283% (1 Mo. LIBOR + 3.00%)- 4.350%		6/30/2018	1,105	1,109,934
FirstEnergy Corp. Term Loan	3.00% (1 Mo. LIBOR + 1.75%	)	12/6/2021	2,550	2,540,437	(k)
Total					3,650,371

Electrical Equipment 0.16%
Analog Devices, Inc. 3 Year Term Loan	2.375% (1 Mo. LIBOR + 1.13%	)	3/10/2020	1,833	1,833,480	(k)

See Notes to Financial Statements.	241

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electronics 0.06%
Keysight Technologies, Inc. Delayed Draw Term Loan	2.75% (1 Mo. LIBOR + 1.25%	)	4/20/2020	$624	$624,156	(k)

Food 0.04%
Amplify Snack Brands, Inc. Term Loan	6.75% (3 Mo. LIBOR + 5.50%	)	9/2/2023	479	464,785

Health Care Products 0.23%
Zimmer Biomet Holdings, Inc. Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	9/30/2019	1,412	1,412,983	(k)
Zimmer Holdings, Inc. Term Loan	2.725% (1 Mo. LIBOR + 1.38%	)	6/24/2020	1,176	1,174,462	(k)
Total					2,587,445

Health Care Services 0.06%
Highland Acquisistion Holdings LLC. Initial Term Loan	6.85% (1 Mo. LIBOR + 5.50%	)	11/30/2022	424	425,060
Laboratory Corp. of America Holdings Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	12/19/2019	193	193,694	(k)
Total					618,754

Investment Management Companies 0.06%
RPI Finance Trust Term Loan A3	3.443% (1 Mo. LIBOR + 1.75%	)	11/10/2021	623	624,168

Lodging 0.11%
VML US Finance, LLC USD New Initial Term Loan	–	(l)	5/31/2022	1,245	1,232,550	(k)

Machinery: Industrial/Specialty 0.04%
Flowserve Corp. 2012 Term Loan	2.583% (3 Mo. LIBOR + 1.25%	)	10/14/2020	450	451,406	(k)

Manufacturing 0.08%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(h)	3.093% (3 Mo. LIBOR + 1.75%	)	3/2/2020	839	838,540

Media 0.13%
Charter Communications Operating, LLC Term Loan E1	3.35% (1 Mo. LIBOR + 2.00%	)	7/1/2020	1,464	1,470,728

Miscellaneous 0.16%
Harris Corp. 3 Year Tranche Term Loan	2.85% (1 Mo. LIBOR + 1.50%	)	5/29/2018	59	58,659	(k)
Rockwell Collins, Inc. Term Loan	2.495% (1 Mo. LIBOR + 1.25%	)	12/16/2019	1,610	1,612,093	(k)

242	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous (continued)
UTEX Industries Inc. Initial Term Loan	5.569% (3 Mo. LIBOR + 4.00%	)	5/22/2021	$123	$119,387
Total					1,790,139

Office Furniture & Business Equipment 0.04%
Eastman Chemical Company Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	12/15/2021	469	466,030	(k)

Oil 0.08%
Noble Energy, Inc. Initial Term Loan	2.463% (1 Wk. LIBOR + 1.25%	)	1/6/2019	589	590,759	(k)
Petroleos Mexicanos Term Loan (Mexico)(h)	–	(l)	2/14/2020	305	298,138	(k)
Total					888,897

Oil: Crude Producers 0.07%
Buckeye Partners L.P. Delayed Draw Term Loan	2.70% (1 Mo. LIBOR + 1.35%	)	9/30/2019	317	316,208	(k)
ONEOK Partners, L.P. Term Loan	2.65% (1 Mo. LIBOR + 1.30%	)	1/8/2019	426	426,266	(k)
Total					742,474

Real Estate Investment Trusts 0.21%
American Tower Corporation Term Loan	2.60% (1 Wk. LIBOR + 1.25%	)	1/31/2022	2,391	2,376,056

Retail 0.45%
Burlington Coat Factory Warehouse Corporation Term Loan B5	3.77% (1 Mo. LIBOR + 2.50%	)	11/17/2024	1,206	1,208,864
PVH Corp. Tranche A Term Loan	2.766% (1 Mo. LIBOR + 1.50%	)	2/3/2019	3,309	3,307,249
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.085% (1 Wk. LIBOR + 3.88%	)	6/21/2021	500	501,875
Total					5,017,988

Technology 0.03%
Symantec Corp. Term Loan A1	2.75% (1 Mo. LIBOR + 1.50%	)	5/10/2019	33	33,375
Symantec Corp. Term Loan A2	2.938% (3 Mo. LIBOR + 1.50%	)	8/1/2019	50	49,990
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.313% (1 Mo. LIBOR + 2.00%	)	1/19/2021	201	201,582
Total					284,947
Total Floating Rate Loans (cost $41,705,967)					41,773,424

See Notes to Financial Statements.	243

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
FOREIGN BOND(e) 0.00%
Dommo Energia SA (cost $9,336)	1.00%		12/31/2099	BRL 3	$1,119	(g)

FOREIGN GOVERNMENT OBLIGATIONS 2.74%

Argentina 0.06%
Republic of Argentina(h)	5.625%		1/26/2022	$625	657,500

Bermuda 0.06%
Government of Bermuda†	4.138%		1/3/2023	600	632,418

Dominican Republic 0.00%
Dominican Republic†(h)	9.04%		1/23/2018	13	13,258

Indonesia 0.13%
Republic of Indonesia†(h)	3.70%		1/8/2022	443	456,843
Republic of Indonesia†(h)	3.75%		4/25/2022	1,000	1,032,507
Total					1,489,350

Japan 2.44%
Japan Bank for International Corp.(h)	2.125%		11/16/2020	27,402	27,240,910

Qatar 0.05%
State of Qatar†(h)	5.25%		1/20/2020	516	544,027
Total Foreign Government Obligations (cost $30,641,980)					30,577,463

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.24%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.691%	#(d)	10/25/2030	508	514,358
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301%	#(d)	9/25/2044	135	136,237
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169%	#(d)	11/25/2044	300	303,491
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.02%	#(d)	1/25/2047	2,032	2,057,908
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.882%	#(d)	2/25/2045	500	503,918
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942%	#(d)	6/25/2047	200	203,282
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.477%	#(d)	5/25/2045	360	364,185
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071%	#(d)	10/25/2047	47	47,242
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.681%	#(d)	11/25/2047	3,624	3,677,308
Federal Home Loan Mortgage Corp. K061 X1 IO	0.305%	#(d)	11/25/2026	15,468	238,284
Federal Home Loan Mortgage Corp. Q001 XA IO	2.306%	#(d)	2/25/2032	1,431	228,601
Government National Mortgage Assoc. 2013-162 A	2.75%	#(d)	9/16/2046	99	97,227
Government National Mortgage Assoc. 2013-171 IO	0.944%	#(d)	6/16/2054	7,056	438,454
Government National Mortgage Assoc. 2013-193 IO	0.934%	#(d)	1/16/2055	2,498	157,362
Government National Mortgage Assoc. 2014-112 A	3.00%	#(d)	1/16/2048	360	358,927

244	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	$520	$514,611
Government National Mortgage Assoc. 2014-15 IO	0.772%	#(d)	8/16/2054	5,945	319,194
Government National Mortgage Assoc. 2014-64 IO	1.176%	#(d)	12/16/2054	37,388	2,559,090
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	24	22,975
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	144	143,441
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	260	260,102
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,054	1,039,257
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,434	3,405,447
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,307	1,288,491
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,632	1,609,156
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	2,033	2,008,464
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	2,039	2,010,136
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	993	974,213
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,697	1,672,532
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,131	1,111,465
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	688	673,221
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	689	674,095
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,376	1,348,456
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,285	1,275,774
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,076	1,061,870
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,499	1,480,650
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,365	1,355,671
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $37,600,864)					36,135,095

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.30%
Federal Home Loan Bank	1.125%		4/25/2018	3,010	3,006,508
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	1,118	1,116,480
Federal Home Loan Mortgage Corp.	3.111% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,515	1,549,377
Federal Home Loan Mortgage Corp.	3.337% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	270	282,798
Federal Home Loan Mortgage Corp.	3.418% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	101	105,832
Federal Home Loan Mortgage Corp.	3.431% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	82	86,918
Federal Home Loan Mortgage Corp.	3.445% (12 Mo. LIBOR + 1.77%	)#	10/1/2038	71	75,202
Federal Home Loan Mortgage Corp.	3.524% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	240	253,294

See Notes to Financial Statements.	245

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.632% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	$219	$232,157
Federal Home Loan Mortgage Corp.	3.647% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	218	231,792
Federal National Mortgage Assoc.	2.58%		11/1/2018	472	474,045
Federal National Mortgage Assoc.	2.697% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	394	400,521
Federal National Mortgage Assoc.	2.715% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	1,328	1,349,062
Federal National Mortgage Assoc.	2.84% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	413	420,255
Federal National Mortgage Assoc.	2.997% (12 Mo. LIBOR + 1.26%	)#	6/1/2038	472	487,641
Federal National Mortgage Assoc.	3.036% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	208	220,094
Federal National Mortgage Assoc.	3.132% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	84	88,260
Federal National Mortgage Assoc.	3.138% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	2,253	2,360,943
Federal National Mortgage Assoc.	3.238% (12 Mo. LIBOR + 1.54%	)#	3/1/2039	155	162,627
Federal National Mortgage Assoc.	3.25% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	332	347,318
Federal National Mortgage Assoc.	3.304% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	20	20,584
Federal National Mortgage Assoc.	3.376% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	97	101,517
Federal National Mortgage Assoc.	3.395% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	191	200,919
Federal National Mortgage Assoc.	3.396% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	163	171,087
Federal National Mortgage Assoc.	3.461% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	286	299,491
Federal National Mortgage Assoc.	3.484% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	166	174,128
Federal National Mortgage Assoc.	3.545% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	109	114,088
Federal National Mortgage Assoc.	3.612% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	106	112,294
Total Government Sponsored Enterprises Pass-Throughs (cost $14,532,375)					14,445,232

246	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
MUNICIPAL BONDS 0.30%

Miscellaneous
IL State GO	2.77%		4/1/2018	$350	$350,515
IL State GO	4.35%		6/1/2018	264	266,302
IL State GO	6.20%		7/1/2021	400	419,952
Illinois	3.90%		1/1/2018	100	100,132
Illinois	4.95%		6/1/2023	79	82,369
Illinois	5.665%		3/1/2018	650	655,538
Illinois	5.877%		3/1/2019	350	362,222
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	500,300
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	97,266
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	218,836
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	309,102
Total Municipal Bonds (cost $3,354,238)					3,362,534

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.13%
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	576	589,001
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	314,143
Aventura Mall Trust 2013-AVM A†	3.867%	#(d)	12/5/2032	972	1,005,285
Aventura Mall Trust 2013-AVM D†	3.867%	#(d)	12/5/2032	500	509,040
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%	#(d)	6/15/2028	350	349,326
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%	#(d)	6/15/2028	620	619,987
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	751	794,987
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.68% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	177	177,059
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,537,145
BB-UBS Trust 2012-TFT B†	3.584%	#(d)	6/5/2030	2,149	2,104,954
BB-UBS Trust 2012-TFT C†	3.584%	#(d)	6/5/2030	3,000	2,915,150
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	265,887
BBCMS Trust 2015-STP XB IO†	0.286%	#(d)	9/10/2028	88,000	501,600
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	442	429,018
BBCMS Trust 2015-VFM X IO†	0.58%	#(d)	3/12/2036	88,220	2,052,446
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(d)	11/11/2041	595	610,815
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.857%	#(d)	11/11/2041	595	612,177
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	137	143,727
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(d)	3/10/2033	47,800	1,306,417

See Notes to Financial Statements.	247

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2017-APPL A†	2.13% (1 Mo. LIBOR + .88%	)#	7/15/2034	$1,106	$1,109,544
BX Trust 2017-APPL D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	750	753,231
BX Trust 2017-APPL E†	4.40% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,092	1,099,364
BX Trust 2017-SLCT A†	2.17% (1 Mo. LIBOR + .92%	)#	7/15/2034	1,198	1,203,705
BX Trust 2017-SLCT B†	2.45% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	1,033	1,035,009
BX Trust 2017-SLCT D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	1,597	1,602,436
BX Trust 2017-SLCT E†	4.40% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,400	1,410,285
BX Trust 2017-SLCT F†	5.50% (1 Mo. LIBOR + 4.25%	)#	7/15/2034	947	956,908
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,050	3,131,389
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	1,865	1,916,539
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	1,116	1,147,867
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(d)	10/15/2034	753	767,055
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(d)	10/15/2034	2,337	2,241,195
Caesars Palace Las Vegas Trust 2017-VICI XA†	0.823%	#(d)	10/15/2034	13,222	500,122
Caesars Palace Las Vegas Trust 2017-VICI XB†	0.393%	#(d)	10/15/2034	8,470	165,292
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945%	#(d)	12/15/2047	204	222,875
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.916%	#(d)	5/10/2058	1,030	110,682
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.35%	#(d)	11/10/2049	2,847	226,590
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.938%	#(d)	12/10/2054	3,773	208,103
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	490,557
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	369,098
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	91	91,398
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,024,526
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(d)	3/25/2049	179	177,905
Chicago Skyscraper Trust 2017-SKY A†	2.05% (1 Mo. LIBOR + .80%	)#	2/15/2030	3,115	3,125,893
Chicago Skyscraper Trust 2017-SKY B†	2.35% (1 Mo. LIBOR + 1.10%	)#	2/15/2030	420	420,947
Chicago Skyscraper Trust 2017-SKY C†	2.50% (1 Mo. LIBOR + 1.25%	)#	2/15/2030	244	244,557
Chicago Skyscraper Trust 2017-SKY XCP IO	2.712%	#(d)	2/15/2030	67,862	402,082
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	2,708	2,752,514
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	288	287,702
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#(d)	1/12/2030	600	599,721
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.325%	#(d)	7/10/2047	3,452	52,311

248	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.573%	#(d)	6/10/2048	$6,093	$156,980
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.334% (1 Mo. LIBOR + 2.10%	)#	9/15/2027	4,431	4,413,297
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,095,499
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.378%	#(d)	7/25/2036	316	306,581
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#(d)	3/10/2039	750	773,045
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.15%	#(d)	7/10/2046	100	106,603
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.497%	#(d)	5/15/2045	3,000	2,927,397
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	625,346
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.963%	#(d)	10/15/2045	5,049	326,617
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	658	641,019
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	7	6,815
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.353%	#(d)	3/10/2046	9,227	466,102
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.739%	#(d)	6/10/2046	18,743	361,090
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	101,218
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	27	26,741
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	402	393,646
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.895% (1 Mo. LIBOR + 2.65%	)#	6/8/2030	2,528	2,533,395
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.995% (1 Mo. LIBOR + 3.75%	)#	6/8/2030	1,100	1,102,730
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,025,753
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.384%	#(d)	8/10/2047	3,492	178,438
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.189% (1 Mo. LIBOR + 1.95%	)#	7/13/2031	935	944,869

See Notes to Financial Statements.	249

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.40% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	$645	$640,499
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#(d)	5/10/2048	1,300	1,307,271
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	226,079
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(d)	8/10/2029	3,000	3,016,411
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577%	#(d)	8/10/2029	3,000	2,934,837
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,365,269
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.971% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	2,120	2,128,707
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.551% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	1,010	1,015,049
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(d)	10/15/2034	8,597	162,791	(b)
Commercial Mortgage Trust 2006-GG7 AM	5.959%	#(d)	7/10/2038	1,026	1,033,842
Commercial Mortgage Trust 2016-CD1 XA IO	1.572%	#(d)	8/10/2049	965	89,313
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.531%	#(d)	2/15/2041	859	858,283
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	12	12,110
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	554,194
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,897,636
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(d)	9/15/2037	40,000	1,415,000
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.57% (1 Mo. LIBOR + 1.32%	)#	4/15/2029	684	684,693
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.10% (1 Mo. LIBOR + 1.85%	)#	4/15/2029	683	684,014
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,094,927
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.75% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	578	581,813
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.75% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	657	663,497
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.259%	#(d)	12/15/2049	20,135	330,325

250	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.20% (1 Mo. LIBOR + .95%	)#	2/15/2031	$831	$833,203
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.60% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	349	349,938
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.75% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	353	354,342
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.90% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	513	515,480
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,942	1,952,995
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	352,099
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	251,896
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(d)	4/5/2033	275	274,682
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,348,940	(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(d)	7/10/2034	200	204,505	(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(d)	7/10/2034	2,388	2,415,223	(b)
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(d)	7/10/2034	150	147,338	(b)
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(d)	2/15/2031	31,669	630,976	(b)
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.142%	#(d)	6/15/2057	82,732	298,663
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.242%	#(d)	11/15/2049	4,836	317,499
DBJPM Mortgage Trust 2016-C3 XA IO	1.654%	#(d)	9/10/2049	9,918	1,009,566
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	286	292,388
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(d)	7/10/2044	175	186,232
DBUBS Mortgage Trust 2011-LC2A D†	5.727%	#(d)	7/10/2044	400	418,377
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	474	472,671
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(d)	6/10/2034	947	18,348
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(d)	12/10/2036	61,529	256,576
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%	#(d)	12/15/2034	100	101,280
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(d)	12/15/2034	1,850	1,866,386
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(d)	12/15/2034	3,203	3,223,854
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495%	#(d)	12/15/2034	390	388,383
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#(d)	12/10/2027	700	705,875
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,385,512

See Notes to Financial Statements.	251

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267%	#(d)	4/10/2034	$115	$120,332
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,628,027
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,200,766
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	300,209
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%	#(d)	2/10/2029	252	257,746
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	695	698,040
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,053,351
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	314,038
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.35% (1 Mo. LIBOR + .85%	)#	7/15/2032	888	885,810
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.60% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	313	308,170
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.85% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	225	221,583
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.35% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	299	299,020
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	89	91,243
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	273,594
GS Mortgage Securities Trust 2012-GCJ9 IO	2.13%	#(d)	11/10/2045	1,490	119,709
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(d)	4/10/2031	2,584	2,555,144
GS Mortgage Securities Trust 2013-GC12 XA IO	1.677%	#(d)	6/10/2046	21,954	1,270,598
GS Mortgage Securities Trust 2015-GS1 XA IO	0.972%	#(d)	11/10/2048	1,086	55,548
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	245,227	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	430,985	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	588	587,110	(b)
H/2 Asset Funding 2014-1 Ltd.	2.425%		3/19/2037	900	903,722	(b)
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	595	595,358	(b)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	297	293,227	(b)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	544,072	(b)
HILT Mortgage Trust 2014-ORL B†	2.45% (1 Mo. LIBOR + 1.20%	)#	7/15/2029	100	100,368
HILT Mortgage Trust 2014-ORL C†	2.85% (1 Mo. LIBOR + 1.60%	)#	7/15/2029	500	500,664
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	972,195
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	631,013
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	465,620
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	614,544
Hospitality Mortgage Trust 2017-HIT B†	2.424% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	415	415,841
Hospitality Mortgage Trust 2017-HIT C†	2.594% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	278	278,226

252	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hospitality Mortgage Trust 2017-HIT D†	3.394% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	$943	$945,525
Hospitality Mortgage Trust 2017-HIT E†	4.794% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	1,396	1,402,507
Hospitality Mortgage Trust 2017-HIT F†	5.744% (1 Mo. LIBOR + 4.50%	)#	5/8/2030	1,149	1,155,938
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,409,730
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,196,140
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(d)	8/5/2034	559	531,800
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.792% (1 Mo. LIBOR + 2.55%	)#	8/5/2034	1,961	1,960,080
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,378	1,360,219
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	87	87,034
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.989%	#(d)	2/12/2049	35	35,742
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(d)	5/15/2045	253	265,337
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,156	1,163,326
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	2,031	2,097,836
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.254%	#(d)	12/15/2047	11,861	497,244
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.775%	#(d)	7/15/2045	6,319	131,007
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.481%	#(d)	4/15/2046	1,647	86,773
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	483	488,261
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.297%	#(d)	4/15/2047	3,358	93,318
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.422%	#(d)	4/15/2047	1,000	18,595
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.206%	#(d)	11/15/2047	3,152	136,285
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	3,435	3,467,455
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(d)	6/10/2027	2,906	17,886
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(d)	6/10/2027	1,292	1,370

See Notes to Financial Statements.	253

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.35% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	$500	$511,130
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.069%	#(d)	5/15/2048	2,929	103,794
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742%	#(d)	9/5/2032	1,175	1,189,084
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.954%	#(d)	12/15/2049	4,174	187,497
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	474	476,436
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	216	217,621
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,053,907
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(d)	10/5/2031	698	703,618
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(d)	10/5/2031	138	136,512
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(d)	10/5/2031	2,367	94,446
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(d)	10/5/2031	1,432	32,123	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	1,010	1,013,843
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.089% (1 Mo. LIBOR + 2.85%	)#	10/15/2033	152	153,108
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.989% (1 Mo. LIBOR + 3.75%	)#	10/15/2033	402	406,285
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.241%	#(d)	9/15/2050	8,427	639,711
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,512,558
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	621,873
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(d)	6/5/2032	452	462,496
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661%	#(d)	6/5/2032	32,692	753,838
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.50% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	430	430,975
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.20% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	661	663,138

254	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#(d)	11/14/2027	$410	$404,912
LMREC, Inc. 2015-CRE1 A†	3.079% (1 Mo. LIBOR + 1.75%	)#	2/22/2032	1,183	1,203,180
LMREC, Inc. 2015-CRE1 B†	4.738% (1 Mo. LIBOR + 3.50%	)#	2/22/2032	100	100,751
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(d)	1/20/2041	1,387	13,461
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(d)	4/20/2048	426	425,454
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.104%	#(d)	3/10/2049	1,630	124,483
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.749%	#(d)	3/10/2049	19,753	925,922
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	989	986,784
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	798,737
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,260,114
Madison Avenue Trust 2013-650M B†	4.169%	#(d)	10/12/2032	1,423	1,470,551
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	57	57,833
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	48	48,408
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	182	183,219
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.698%	#(d)	12/15/2048	1,000	1,007,821
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.871%	#(d)	7/15/2050	7,333	249,662
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.601%	#(d)	11/15/2049	4,949	449,454
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	246,282
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	494,149
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406%	#(d)	9/13/2031	188,074	606,539
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(d)	3/15/2045	1,070	1,153,261
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.277%	#(d)	3/15/2045	13,753	975,048
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	315	308,575
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	102,534
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(d)	7/13/2029	60,000	246,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,756
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.806%	#(d)	8/15/2049	4,557	446,330
Morgan Stanley Capital I Trust 2017-PRME A†	2.15% (1 Mo. LIBOR + .90%	)#	2/15/2034	477	477,851

See Notes to Financial Statements.	255

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2017-PRME B†	2.60% (1 Mo. LIBOR + 1.35%	)#	2/15/2034	$362	$362,984
Morgan Stanley Capital I Trust 2017-PRME C†	2.90% (1 Mo. LIBOR + 1.65%	)#	2/15/2034	179	179,602
Morgan Stanley Capital I Trust 2017-PRME D†	4.65% (1 Mo. LIBOR + 3.40%	)#	2/15/2034	334	337,014
Morgan Stanley Capital I Trust 2017-PRME E†	5.75% (1 Mo. LIBOR + 4.50%	)#	2/15/2034	359	359,461
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	207	207,866
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	519	510,174
MSCG Trust 2016-SNR A†	3.46%	#(d)	11/15/2034	1,247	1,243,189
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	602	604,138
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	387	393,666
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	654	656,410
PFP Ltd. 2017-3 A†	2.314% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	259	259,014
PFP Ltd. 2017-3 B†	3.014% (1 Mo. LIBOR + 1.75%	)#	1/14/2035	1,750	1,757,259
PFP Ltd. 2017-3 D†	4.764% (1 Mo. LIBOR + 3.50%	)#	1/14/2035	2,100	2,118,200
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	489	493,842
Prima Capital CRE Securitization 2016-6A A†	2.85%		8/24/2040	2,586	2,588,035
Prima Capital CRE Securitization 2016-MRND 1A1†	4.10%		8/23/2037	2,271	2,263,990	(b)
Prima Capital CRE Securitization 2016-MRND 2A1†	3.90%		8/23/2037	2,717	2,680,264	(b)
Prima Capital Ltd.	2.214%		5/24/2021	1,274	1,275,490	(b)
RAIT Trust 2017-FL7 A†	2.189% (1 Mo. LIBOR + .95%	)#	6/15/2037	673	673,528
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(d)	6/25/2055	189	191,124
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.179% (1 Mo. LIBOR + .85%	)#	5/25/2034	735	736,575
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(d)	9/25/2042	81	80,553
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	79	79,346
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	647,897
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.055%	#(d)	5/10/2063	94	93,618
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	991,538
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,215,117
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	1,006,597
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,151	1,174,451

256	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	$4,200		$4,230,638
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(d)	3/10/2046	635		634,576
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.131%	#(d)	3/10/2046	11,122		458,964
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.376%	#(d)	4/10/2046	18,814		910,150
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	162		164,639
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468%	#(d)	10/15/2044	81		80,746
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.75% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	168		168,245
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.60% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	550		551,635
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785%	#(d)	11/15/2043	520		547,748
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.879%	#(d)	6/15/2048	3,908		155,070
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#(d)	6/15/2048	58,000		188,790
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.94%	#(d)	8/15/2049	1,758		205,441
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161%	#(d)	10/15/2049	7,057		534,547
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620		1,653,443
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679		693,201
West Town Mall Trust 2017-KNOX C†	4.491%	#(d)	7/5/2030	500		494,335
West Town Mall Trust 2017-KNOX D†	4.491%	#(d)	7/5/2030	625		596,441
West Town Mall Trust 2017-KNOX E†	4.491%	#(d)	7/5/2030	367		335,383
West Town Mall Trust 2017-KNOX X IO†	0.521%	#(d)	7/5/2030	34,983		576,702
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	355		355,057
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(d)	2/15/2044	150		159,512
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275		276,761
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.916%	#(d)	6/15/2045	300		310,542
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.598%	#(d)	6/15/2045	11,228		563,768
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	–	(m)	20
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	202		203,386
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166		1,189,627

See Notes to Financial Statements.	257

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.481%	#(d)	5/15/2045	$12,028	$578,670
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.294%	#(d)	5/15/2047	6,727	315,282
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732%	#(d)	5/15/2047	1,368	47,731
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758%	#(d)	8/15/2047	15,000	576,668
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.821% (1 Mo. LIBOR + 2.57%	)#	11/15/2029	80	80,415
Total Non-Agency Commercial Mortgage-Backed Securities (cost $225,741,982)					224,502,181

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC (cost $127,277)	Zero Coupon			13	120,913

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.62%
U.S. Treasury Note(n)	1.375%		6/30/2018	$8,533	8,528,167
U.S. Treasury Note	1.75%		11/15/2020	9,544	9,503,550
Total U.S. Treasury Obligations (cost $18,100,672)					18,031,717
Total Long-Term Investments (cost $1,090,014,157)					1,087,645,739

SHORT-TERM INVESTMENTS 1.88%

COMMERCIAL PAPER 0.31%

Automotive 0.06%
Ford Motor Credit Co.	2.058%		7/16/2018	661	652,837

Electric: Power 0.15%
Electricite de France SA	1.931%		1/5/2018	689	687,747
Electricite de France SA	1.932%		1/5/2018	1,000	998,182
Total					1,685,929

Financial Services 0.10%
Syngenta Wilmington, Inc.	2.276%		12/8/2017	1,174	1,173,493
Total Commercial Paper (cost $3,512,128)					3,512,259

258	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.88%

Banks: Regional 0.24%
Barclays Bank plc (United Kingdom)†(h)	6.05%	12/4/2017	$800	$800,000
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	880	884,507
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,000	1,000,000
Total				2,684,507

Electric: Power 0.17%
New York State Electric & Gas Corp.†	6.15%	12/15/2017	150	150,204
TransAlta Corp. (Canada)(h)	6.90%	5/15/2018	1,667	1,700,799
Total				1,851,003

Foreign Government 0.04%
SoQ Sukuk A QSC (Qatar)(h)	2.099%	1/18/2018	486	486,136

Media 0.02%
Sky plc (United Kingdom)†(h)	6.10%	2/15/2018	225	226,775

Oil 0.14%
Lukoil International Finance BV (Netherlands)†(h)	3.416%	4/24/2018	1,570	1,577,169

Oil: Crude Producers 0.15%
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,695	1,702,821

Real Estate Investment Trusts 0.08%
First Industrial LP	7.50%	12/1/2017	250	250,000
Select Income REIT	2.85%	2/1/2018	575	575,540
Total				825,540

Telecommunications 0.04%
Nortel Networks Ltd. (Canada)(f)(h)	10.75%	7/15/2016	1,687	132,851
SK Telecom Co., Ltd. (South Korea)†(h)	2.125%	5/1/2018	278	277,725
Total				410,576
Total Corporate Bonds (cost $9,754,795)				9,764,527

REPURCHASE AGREEMENT 0.69%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $7,960,000 of U.S. Treasury Note at 1.00% due 3/15/2019; value: $7,902,760; proceeds: $7,743,884 (cost $7,743,859)			7,744	7,743,859
Total Short-Term Investments (cost $21,010,782)				21,020,645
Total Investments in Securities 99.42% (cost $1,111,024,939)				1,108,666,384
Cash, Foreign Cash and Other Assets in Excess of Liabilities(o) 0.58%				6,486,477
Net Assets 100.00%				$1,115,152,861

See Notes to Financial Statements.	259

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

BRL	Brazilian real.
EUR	euro
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted (non-income producing security).
(g)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(h)	Foreign security traded in U.S. dollars.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at November 30, 2017.
(k)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate to be determined.
(m)	Amount is less than $1,000.
(n)	Securities have been fully/partially segregated to cover margin requirements for open swap contracts as of November 30, 2017.
(o)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	2/16/2018	108,600	$128,568	$129,881	$(1,313)

260	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2018	803	Short	$(93,547,159)	$(93,424,031)	$123,128

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	1,978	Long	$424,129,541	$424,095,562	$(33,979)
U.S. 10-Year Treasury Note	March 2018	377	Long	47,060,857	46,765,672	(295,185)
U.S. Long Bond	March 2018	142	Long	21,758,427	21,544,062	(214,365)
Totals				$492,948,825	$492,405,296	$(543,529)

Open Consumer Price Index (“CPI”) OTC Swaps at November 30, 2017:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$25,236,983	$236,983
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,257,522	257,522
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,180,553	180,553
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,658,925	658,925
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	41,475,410	1,475,410
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,726,291	726,291
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,244,528	1,244,528
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,147,816	147,816
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,097,330	97,330
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,096,929	96,929
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,031,656	31,656
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,341,345	341,345
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,188,940	188,940
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	31,019,184	1,019,184
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,860,909	860,909
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,265,608	265,608
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,253,817	253,817

See Notes to Financial Statements.	261

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	$5,000,000	$5,327,230	$327,230
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,029,731	29,731
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	10,003,260	3,260
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,197,245	1,197,245
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,098,776	98,776
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,219,939	219,939
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,206,591	206,591
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,125,820	125,820
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,275,765	275,765
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,693,609	1,693,609
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,374,465	374,465
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,314,361	314,361
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,163,761	163,761
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,434,202	434,202
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,187,800	187,800
Unrealized Appreciation on CPI OTC Swaps						$13,736,301

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	$15,000,000	$14,993,200	$(6,800)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,959,844	(40,156)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,783,238	(216,762)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,881,565	(118,435)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,849,504	(150,496)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,801,590	(198,410)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,878,539	(121,461)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,493,381	(506,619)

262	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	$25,000,000	$24,705,403	$(294,597)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,634,898	(365,102)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,603,455	(396,545)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,821,200	(178,800)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,524,864	(475,136)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,731,060	(268,940)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,712,308	(287,692)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,934,098	(65,902)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,961,234	(38,766)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,922,064	(77,936)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,687,558	(312,442)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,923,123	(76,877)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,921,741	(78,259)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,445,995	(554,005)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,898,503	(101,497)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,796,356	(203,644)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,798,938	(201,062)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,893,770	(106,230)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,779,767	(220,233)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,770,791	(229,209)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,772,931	(227,069)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,753,345	(246,655)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,319,801	(2,680,199)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,949,517	(2,050,483)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,688,416	(3,311,584)
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	24,943,992	(56,008)

See Notes to Financial Statements.	263

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	5/26/2018	$30,000,000	$29,738,223	$(261,777)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,749,889	(250,111)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,601,809	(398,191)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,565,725	(434,275)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,648,120	(351,880)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,645,071	(354,929)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,247,812	(752,188)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,933,593	(66,407)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,882,216	(117,784)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,946,592	(53,408)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,920,592	(79,408)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,858,967	(141,033)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,797,351	(202,649)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,662,197	(337,803)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,833,631	(166,369)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,947,726	(2,052,274)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,801,023	(198,977)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,872,833	(127,167)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,720,972	(279,028)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,809,921	(2,190,079)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,767,368	(1,232,632)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,096,232	(1,903,768)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,254,289	(3,745,711)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,521,362	(478,638)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,023,098	(2,976,902)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,407,685	(1,592,315)

264	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	$20,000,000	$19,959,732	$(40,268)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,196,553	(803,447)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,414,799	(585,201)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,407,150	(592,850)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,588,563	(411,437)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,638,161	(361,839)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,723,865	(276,135)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,809,886	(190,114)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,700,457	(299,543)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,770,993	(229,007)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,890,039	(109,961)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,644,637	(1,355,363)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,463,774	(536,226)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,556,881	(1,443,119)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,384,534	(615,466)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,461,078	(538,922)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,170,304	(829,696)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,417,803	(582,197)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,751,643	(1,248,357)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,503,703	(496,297)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,711,110	(1,288,890)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,564,598	(1,435,402)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,059,964	(940,036)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,376,217	(623,783)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,556,826	(1,443,174)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,473,084	(1,526,916)

See Notes to Financial Statements.	265

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	$15,000,000	$13,387,262	$(1,612,738)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,838,617	(3,161,383)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,804,985	(3,195,015)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,973,242	(1,026,758)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,981,384	(1,018,616)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,276,201	(2,723,799)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,616,117	(3,383,883)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,964,917	(35,083)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,938,317	(61,683)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,790,899	(209,101)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,884,315	(115,685)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,916,415	(83,585)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,765,423	(234,577)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,766,182	(233,818)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,873,993	(126,007)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,982,486	(2,017,514)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,634,208	(2,365,792)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,267,260	(732,740)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,515,910	(1,484,090)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,694,131	(2,305,869)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,182,437	(3,817,563)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,812,235	(2,187,765)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,892,228	(107,772)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,815,644	(184,356)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,004,890	(995,110)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,883,006	(116,994)

266	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	$9,000,000	$8,256,354	$(743,646)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,081,300	(918,700)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,621,049	(2,378,951)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,507,679	(492,321)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,141,707	(1,858,293)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,722,923	(1,277,077)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,421,569	(1,578,431)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,803,740	(3,196,260)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,700,455	(1,299,545)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,064,295	(935,705)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,539,225	(460,775)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,023,851	(976,149)
Merrill Lynch International Bank Ltd.	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,576,858	(423,142)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,537,073	(462,927)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,243,363	(756,637)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,481,429	(1,518,571)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,181,975	(818,025)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,054,931	(945,069)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,787,855	(1,212,145)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,560,476	(1,439,524)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,032,870	(1,967,130)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,336,161	(2,663,839)
Unrealized Depreciation on CPI OTC Swaps						$(115,873,518)

See Notes to Financial Statements.	267

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at November 30, 2017:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	$40,000,000	$40,240,946	$240,946
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,375,531	375,531
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,177,199	1,177,199
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,049,724	49,724
Unrealized Appreciation on Centrally Cleared CPI Swaps						$1,843,400

*	Central Clearinghouse: London Clearing House (LCH)

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	$10,000,000	$9,992,930	$(7,070)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,978,127	(21,873)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,947,022	(52,978)
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,905,006	(94,994)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,223,391	(776,609)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,673,800	(326,200)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,551,255	(448,745)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,620,559	(379,441)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,757,653	(242,347)
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	29,886,626	(113,374)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,953,064	(46,936)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,957,295	(42,705)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,797,473	(202,527)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	59,849,531	(150,469)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,802,845	(197,155)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,843,008	(156,992)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,807,599	(192,401)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,899,317	(100,683)

268	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	$5,000,000	$4,900,421	$(99,579)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,896,236	(103,764)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,787,158	(212,842)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,883,632	(116,368)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,256,244	(743,756)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,580,056	(1,419,944)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,803,521	(1,196,479)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,191,052	(808,948)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(8,255,179)

*	Central Clearinghouse: London Clearing House (LCH)

See Notes to Financial Statements.	269

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$–	$86,567,055	$7,309,817	$93,876,872
Remaining Industries	–	203,832,662	–	203,832,662
Common Stocks
Energy: Exploration & Production	991	–	–	991
Remaining Industries	–	28,357	–	28,357
Convertible Bonds
Oil	–	–	849	849
Remaining Industries	–	1,917,318	–	1,917,318
Corporate Bonds	–	428,803,539	–	428,803,539
Floating Rate Loans
Aerospace/Defense	–	140,080	–	140,080
Biotechnology Research & Production	–	1,266,208	3,550,433	4,816,641
Chemicals	–	1,748,455	2,726,822	4,475,277
Computer Hardware	–	4,033,109	–	4,033,109
Containers	–	619,816	399,780	1,019,596
Drugs	–	–	1,325,807	1,325,807
Electric: Power	–	1,109,934	2,540,437	3,650,371
Electrical Equipment	–	–	1,833,480	1,833,480
Electronics	–	–	624,156	624,156
Food	–	464,785	–	464,785
Health Care Products	–	–	2,587,445	2,587,445
Health Care Services	–	425,060	193,694	618,754
Investment Management Companies	–	624,168	–	624,168
Lodging	–	–	1,232,550	1,232,550
Machinery: Industrial/Specialty	–	–	451,406	451,406
Manufacturing	–	838,540	–	838,540
Media	–	1,470,728	–	1,470,728
Miscellaneous	–	119,387	1,670,752	1,790,139
Office Furniture & Business Equipment	–	–	466,030	466,030
Oil	–	–	888,897	888,897
Oil: Crude Producers	–	–	742,474	742,474
Real Estate Investment Trusts	–	2,376,056	–	2,376,056
Retail	–	5,017,988	–	5,017,988
Technology	–	284,947	–	284,947
Foreign Bond	–	–	1,119	1,119
Foreign Government Obligations	–	30,577,463	–	30,577,463
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	36,135,095	–	36,135,095
Government Sponsored Enterprises Pass-Throughs	–	14,445,232	–	14,445,232
Municipal Bonds	–	3,362,534	–	3,362,534
Non-Agency Commercial Mortgage-Backed Securities	–	209,740,840	14,761,341	224,502,181
Preferred Stock	–	120,913	–	120,913
U.S. Treasury Obligations	–	18,031,717	–	18,031,717
Commercial Paper	–	3,512,259	–	3,512,259
Repurchase Agreement	–	7,743,859	–	7,743,859
Total	$991	$1,065,358,104	$43,307,289	$1,108,666,384

270	See Notes to Financial Statements.

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$–	$13,736,301	$–	$13,736,301
Liabilities	–	(115,873,518)	–	(115,873,518)
Centrally Cleared CPI Swaps
Assets	–	1,843,400	–	1,843,400
Liabilities	–	(8,255,179)	–	(8,255,179)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(1,313)	–	(1,313)
Futures Contracts
Assets	123,128	–	–	123,128
Liabilities	(543,529)	–	–	(543,529)
Total	$(420,401)	$(108,550,309)	$–	$(108,970,710)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2016	$4,678,215	$8,933	$11,647,622	$–	$12,746,013
Accrued Discounts (Premiums)	–	–	10,029	–	(584,172)
Realized Gain (Loss)	3,600	–	14,518	–	11,372
Change in Unrealized Appreciation (Depreciation)	3,273	1,004	16,234	(8,217)	35,415
Purchases	7,306,696	6,930	24,683,606	9,336	10,640,288
Sales	(503,600)	(16,018)	(12,596,565)	–	(2,431,832)
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	(4,178,367)	–	(2,541,281)	–	(5,655,743)
Balance as of November 30, 2017	$7,309,817	$849	$21,234,163	$1,119	$14,761,341
Change in unrealized appreciation/ depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$3,121	$(6,081)	$26,522	$(8,217)	$56,853

See Notes to Financial Statements.	271

Schedule of Investments

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 86.71%

ASSET-BACKED SECURITIES 33.93%

Automobiles 16.78%
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	$20	$20,452
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	40	40,200
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	7	6,995
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	84	83,487
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	12	11,973
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	18	17,970
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	27	26,886
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50	50,128
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	38,772
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	8	7,964
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	24	24,417
CarMax Auto Owner Trust 2013-4 A4	1.28%	5/15/2019	17	17,235
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	14	13,642
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	50	49,290
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	25	24,761
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	28	27,912
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	11	10,971
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	43	43,332
CPS Auto Trust 2017-D C†	3.01%	10/17/2022	100	99,599
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	23	23,432
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	40	41,077
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	45	45,155
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	30	29,966
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33	32,711
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	5	4,599
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	33	32,732
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	10	10,000	(a)

272	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	$10	$9,999
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	10	9,999	(a)
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10	9,982
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	10	9,999
Ford Credit Auto Owner Trust 2016-A C	2.19%		7/15/2022	50	49,941
GM Financial Consumer Automobile 2017-1A B†	2.30%		6/16/2023	2	1,990
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%		9/17/2018	1	976
Huntington Auto Trust 2015-1 B	1.95%		6/15/2021	65	65,017
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	100	100,185
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	33	33,199
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	67,002
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	5	5,164
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	22	21,861
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	6	6,009
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	7,990
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	10	10,105
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	10	10,400
Westlake Automobile Receivables Trust 2017-2A D†	3.28%		12/15/2022	29	28,821
Total					1,284,297

Credit Cards 5.59%
BA Credit Card Trust 2016-A1 A	1.64% (1 Mo. LIBOR + .39%	)#	10/15/2021	50	50,231
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	50	49,607
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	21	20,994
Capital One Multi-Asset Execution Trust 2015-A3	1.65% (1 Mo. LIBOR + .40%	)#	3/15/2023	13	13,073
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	55	54,987
Chase Issuance Trust 2014-A2 A2	2.77%		3/15/2023	10	10,172
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	52	53,053
Citibank Credit Card Issuance Trust 2014-A5	2.68%		6/7/2023	22	22,315
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	28	28,021
World Financial Network Credit Card Master Trust 2015-A	1.73% (1 Mo. LIBOR + .48%	)#	2/15/2022	20	20,022
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	47,222
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	16	15,971

See Notes to Financial Statements.	273

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	$29	$29,002
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	13	13,019
Total					427,689

Other 11.56%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	250	250,149
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	28	28,400
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	6	5,999
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2	1,998
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	30	29,968
CNH Equipment Trust 2016-A A2B	1.77% (1 Mo. LIBOR + .52%	)#	7/15/2019	1	692
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	49	48,940
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	99,954
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	25,108
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%		6/20/2022	50	50,133
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	100	100,798
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	100	102,227
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	100	99,984	(a)
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	40	40,189
Total					884,539
Total Asset-Backed Securities (cost $2,598,237)					2,596,525

CORPORATE BONDS 23.80%

Automotive 1.94%
General Motors Financial Co., Inc.	2.40%		5/9/2019	9	9,004
General Motors Financial Co., Inc.	3.15%		6/30/2022	23	23,042
General Motors Financial Co., Inc.	3.20%		7/6/2021	16	16,203
Hyundai Capital America†	2.40%		10/30/2018	25	24,974
Hyundai Capital America†	2.875%		8/9/2018	75	75,257
Total					148,480

274	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 4.69%
Bank of America Corp.	2.328%	#(b)	10/1/2021	$7	$6,958
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021	4	3,988
Bank of America Corp.	5.00%		5/13/2021	25	27,025
Compass Bank	5.50%		4/1/2020	19	20,072
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	25	25,072
Goldman Sachs Group, Inc. (The)	2.625%		1/31/2019	50	50,325
Goldman Sachs Group, Inc. (The)	2.876%	#(b)	10/31/2022	11	10,989
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020	6	6,420
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	80	86,638
Santander UK Group Holdings plc (United Kingdom)(c)	3.125%		1/8/2021	80	80,980
Santander UK plc (United Kingdom)(c)	2.50%		3/14/2019	40	40,183
Total					358,650

Building Materials 0.17%
Johnson Controls International plc	5.00%		3/30/2020	5	5,237
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	8	8,037
Total					13,274

Chemicals 0.58%
Westlake Chemical Corp.	4.625%		2/15/2021	43	44,505

Computer Hardware 0.34%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	13	13,172
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	12	12,958
Total					26,130

Drugs 0.84%
Forest Laboratories LLC†	4.375%		2/1/2019	12	12,210
Mylan NV†	3.00%		12/15/2018	24	24,167
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%		7/19/2019	29	28,090
Total					64,467

Electric: Power 3.43%
Dominion Energy, Inc.	2.962%		7/1/2019	20	20,177
Dominion Energy, Inc.†	1.50%		9/30/2018	40	39,879
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	37	40,659
ITC Holdings Corp.†	5.50%		1/15/2020	30	31,610
NV Energy, Inc.	6.25%		11/15/2020	17	18,771

See Notes to Financial Statements.	275

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Pennsylvania Electric Co.	5.20%	4/1/2020	$45	$47,671
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	25	26,874
Puget Energy, Inc.	6.00%	9/1/2021	20	22,275
SCANA Corp.	4.125%	2/1/2022	4	4,055
SCANA Corp.	4.75%	5/15/2021	6	6,195
SCANA Corp.	6.25%	4/1/2020	4	4,252
Total				262,418

Electrical Equipment 0.14%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	3	2,976
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.65%	1/15/2023	8	7,679
Total				10,655

Financial Services 2.43%
Discover Financial Services	5.20%	4/27/2022	40	43,294
E*TRADE Financial Corp.	2.95%	8/24/2022	2	1,986
International Lease Finance Corp.	5.875%	4/1/2019	30	31,344
International Lease Finance Corp.	8.25%	12/15/2020	24	27,656
Jefferies Group LLC	8.50%	7/15/2019	66	72,214
Lazard Group LLC	4.25%	11/14/2020	9	9,432
Total				185,926

Health Care Products 0.77%
Life Technologies Corp.	6.00%	3/1/2020	55	58,984

Insurance 0.59%
Willis North America, Inc.	7.00%	9/29/2019	42	45,152

Machinery: Agricultural 0.05%
BAT Capital Corp.†	2.764%	8/15/2022	4	3,971

Metals & Minerals: Miscellaneous 1.35%
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	9.75%	3/1/2022	61	68,015
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021	30	32,108
Glencore Funding LLC†	3.00%	10/27/2022	3	2,981
Total				103,104

Metals & Mining: Miscellaneous 0.13%
Southern Copper Corp. (Peru)(c)	5.375%	4/16/2020	9	9,677

276	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 0.90%
Encana Corp. (Canada)(c)	6.50%		5/15/2019	$17	$17,930
Nexen Energy ULC (Canada)(c)	6.20%		7/30/2019	9	9,501
Noble Energy, Inc.	5.625%		5/1/2021	25	25,667
Petroleos Mexicanos (Mexico)(c)	3.125%		1/23/2019	10	10,100
Pioneer Natural Resources Co.	7.50%		1/15/2020	5	5,513
Total					68,711

Oil: Crude Producers 2.86%
Buckeye Partners LP	2.65%		11/15/2018	43	43,174
Buckeye Partners LP	5.50%		8/15/2019	25	26,059
Buckeye Partners LP	6.05%		1/15/2018	40	40,185
Enbridge Energy Partners LP	9.875%		3/1/2019	21	22,847
MPLX LP	5.50%		2/15/2023	29	29,871
Spectra Energy Partners LP	4.60%		6/15/2021	20	21,193
Texas Eastern Transmission LP†	4.125%		12/1/2020	10	10,414
Western Gas Partners LP	2.60%		8/15/2018	25	25,063
Total					218,806

Real Estate Investment Trusts 2.55%
CBRE Services, Inc.	5.00%		3/15/2023	43	44,192
DDR Corp.	3.50%		1/15/2021	15	15,188
HCP, Inc.	3.75%		2/1/2019	9	9,119
Healthcare Trust of America Holdings LP	3.375%		7/15/2021	20	20,438
Kilroy Realty LP	6.625%		6/1/2020	40	43,722
Senior Housing Properties Trust	3.25%		5/1/2019	15	15,107
VEREIT Operating Partnership LP	3.00%		2/6/2019	47	47,306
Total					195,072

Retail 0.04%
Tapestry, Inc.	3.00%		7/15/2022	3	2,988
Total Corporate Bonds (cost $1,825,614)					1,820,970

FLOATING RATE LOANS(d) 0.22%

Computer Hardware 0.17%
Dell International L.L.C. Replacement Term Loan A3	2.85% (1 Mo. LIBOR + 1.50%	)	12/31/2018	13	12,798

Investment Management Companies 0.05%
RPI Finance Trust Term Loan A3	3.443% (1 Mo. LIBOR + 1.75%	)	11/10/2021	4	4,008
Total Floating Rate Loans (cost $16,786)					16,806

See Notes to Financial Statements.	277

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

FOREIGN GOVERNMENT OBLIGATIONS(c) 4.93%

Iraq 2.62%
Iraq Government AID Bond	2.149%		1/18/2022	$200	$200,230

Japan 2.31%
Japan Bank for International Corp.	2.125%		11/16/2020	178	176,953
Total Foreign Government Obligations (cost $378,647)					377,183

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.16%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(f)	1/16/2048	22	21,536
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,888
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	20,825
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,680
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	15	14,637
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,925
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,907
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $89,158)					88,398

MUNICIPAL BOND 0.08%

Miscellaneous
Illinois (cost $6,017)	4.95%		6/1/2023	6	6,256

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.69%
BBCMS Mortgage Trust 2017-GLKS B†	2.451% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	20	20,037
BBCMS Mortgage Trust 2017-GLKS C†	2.651% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	20	20,037
BX Trust 2017-APPL D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	15	15,065
BX Trust 2017-SLCT C†	2.65% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	35	35,068
BX Trust 2017-SLCT D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	15	15,051
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	20	20,534
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	12	12,332
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	10	10,286
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(f)	10/15/2034	10	10,187
Caesars Palace Las Vegas Trust 2017-VICI XB†	0.393%	#(f)	10/15/2034	1,000	19,515
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	46	45,522
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,101

278	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	$6	$6,085
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	5	5,348

Great Wolf Trust 2017-WOLF D†	3.35% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	30	30,102
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,798
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	24,228
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(f)	10/5/2031	24	24,193
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	3.39% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	33,866
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.50% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	35	35,079
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.20% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	20	20,065
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	15	14,632
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(f)	4/20/2048	23	23,081
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	9	9,434
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,734
Motel 6 Trust 2017-MTL6 C†	2.639% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	10	9,982
Motel 6 Trust 2017-MTL6 D†	3.389% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	22	22,016
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	57	55,909
MSCG Trust 2016-SNR A†	3.46%	#(f)	11/15/2034	25	24,924

Stonemont Portfolio Trust 2017-MONT D†	3.333% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	20	20,037
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	10,116
West Town Mall Trust 2017-KNOX C†	4.491%	#(f)	7/5/2030	15	14,830
West Town Mall Trust 2017-KNOX D†	4.491%	#(f)	7/5/2030	15	14,315
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,064
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.915%	#(f)	6/15/2045	25	25,878
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	25,171
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	50	49,997
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	22	21,781
Total Non-Agency Commercial Mortgage-Backed Securities (cost $819,728)					818,400

See Notes to Financial Statements.	279

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 11.90%
U.S. Treasury Note	1.50%	10/31/2019	$79	$78,571
U.S. Treasury Note	1.625%	11/30/2019	85	84,942
U.S. Treasury Note	1.75%	11/15/2020	482	479,957
U.S. Treasury Note	1.875%	4/30/2022	63	62,373
U.S. Treasury Note	1.875%	9/30/2022	169	166,960
U.S. Treasury Note	2.00%	10/31/2022	38	37,761
Total U.S. Treasury Obligations (cost $914,085)				910,564
Total Long-Term Investments (cost $6,648,272)				6,635,102

SHORT-TERM INVESTMENTS 12.50%
ASSET-BACKED SECURITY 0.35%

Other
Dell Equipment Finance Trust 2017-1 A1† (cost $26,647)	1.35%	5/22/2018	27	26,638

CORPORATE BONDS 10.61%

Banks: Regional 5.59%
Bank of America Corp.	6.875%	4/25/2018	75	76,469
European Investment Bank (Luxembourg)(c)	1.00%	3/15/2018	250	249,648
Morgan Stanley	6.625%	4/1/2018	100	101,522
Total				427,639

Business Services 0.19%
Total System Services, Inc.	2.375%	6/1/2018	15	15,021

Containers 0.40%
Packaging Corp. of America	6.50%	3/15/2018	30	30,356

Drugs 0.39%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%	7/20/2018	30	29,732

Electric: Power 0.20%
E. ON International Finance BV (Netherlands)†(c)	5.80%	4/30/2018	15	15,238

Financial Services 1.51%
Air Lease Corp.	2.125%	1/15/2018	40	40,016
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	75	75,647
Total				115,663

280	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.16%
Goldcorp, Inc. (Canada)(c)	2.125%	3/15/2018	$12	$12,011

Oil 0.20%
Pioneer Natural Resources Co.	6.875%	5/1/2018	15	15,294

Oil: Crude Producers 1.38%
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	20	20,161
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	45	45,208
Kinder Morgan, Inc.	7.25%	6/1/2018	5	5,127
Plains All American Pipeline LP/PAA Finance Corp.	6.50%	5/1/2018	35	35,574
Total				106,070

Real Estate Investment Trusts 0.59%
Select Income REIT	2.85%	2/1/2018	45	45,042
Total Corporate Bonds (cost $812,741)				812,066

REPURCHASE AGREEMENT 1.54%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $125,000 of U.S. Treasury Note at 1.375% due 2/28/2019; value: $124,920; proceeds: $117,869 (cost $117,868)			118	117,868
Total Short-Term Investments (cost $957,256)				956,572
Total Investments in Securities 99.21% (cost $7,605,528)				7,591,674
Cash and Other Assets in Excess of Liabilities(g) 0.79%				60,711
Net Assets 100.00%				$7,652,385

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(e)	Interest rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Financial Statements.	281

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2017

Credit Default Swaps on Indexes – Sell Protection at November 30, 2017(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	$75,000	$74,446	$(1,029)	$475	$ (554)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	74,038	(4,209)	248	(3,961)
						$(5,238)	$723	$(4,515)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $723. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.

Open Futures Contracts at November 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2018	5	Short	$ (582,414)	$ (581,719)	$695

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	5	Long	$1,072,116	$1,072,031	$ (85)

282	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION CORE BOND FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$1,264,298	$19,999	$1,284,297
Other	–	811,193	99,984	911,177
Remaining Industries	–	427,689	–	427,689
Corporate Bonds	–	2,633,036	–	2,633,036
Floating Rate Loans	–	16,806	–	16,806
Foreign Government Obligations	–	377,183	–	377,183
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	88,398	–	88,398
Municipal Bond	–	6,256	–	6,256
Non-Agency Commercial
Mortgage-Backed Securities	–	818,400	–	818,400
U.S. Treasury Obligations	–	910,564	–	910,564
Repurchase Agreement	–	117,868	–	117,868
Total	$–	$7,471,691	$119,983	$7,591,674
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(4,515)	–	(4,515)
Futures Contracts
Assets	695	–	–	695
Liabilities	(85)	–	–	(85)
Total	$610	$(4,515)	$–	$(3,905)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is defined on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of April 19, 2016	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	119,983
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2017	$119,983
Change in unrealized appreciation/depreciation for period ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$–

See Notes to Financial Statements.	283

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 97.97%

ASSET-BACKED SECURITIES 25.88%

Automobiles 10.76%
Ally Auto Receivables Trust 2014-1 C	2.04%	12/15/2019	$13,625	$13,636,657
Ally Auto Receivables Trust 2014-1 D	2.48%	2/15/2021	14,200	14,203,681
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	3,107	3,106,095
Ally Auto Receivables Trust 2014-A C†	1.87%	12/16/2019	21,260	21,262,260	(a)
Ally Auto Receivables Trust 2014-A D†	2.36%	2/16/2021	10,730	10,732,919	(a)
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	7,998	7,995,176
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	6,240	6,381,033
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	12,855	12,901,567
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	3,042	3,041,419
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,498,396
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	38,741	38,576,370
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	24,124,111
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	17,469	17,450,130
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	23,858	23,829,874
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	12,212	12,273,089
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,700,439
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,549,027
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	42,032	42,003,532
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,477,855
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	71,223,357
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,499,031
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	16,323	16,333,069

284	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	$20,660	$20,791,939
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	36,257	36,410,693
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	22,970	22,968,535
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	66,406	66,212,001
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,164,767
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	17,999,952
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,185,429
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	9,862	9,873,493
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	31,505	31,689,972
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,517,800
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	32,894	32,911,534
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	8,037,594
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	16,224	16,207,949
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,878,634
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	17,303	17,294,074
Capital Auto Receivables Asset Trust 2014-1 E†	4.09%	9/22/2022	15,500	15,641,673
Capital Auto Receivables Asset Trust 2014-2 E†	3.62%	12/20/2022	9,250	9,296,585
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,540,345
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,515,782
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	67,580,394
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,224,244
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,022,154
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,479,037
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,187,597
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,551,913
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	30,324	30,300,887
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	25,963,469
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,803,377

See Notes to Financial Statements.	285

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	$46,477	$46,436,133
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	20,450	20,399,955
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,399,922
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,135,494
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	20,775	20,753,913
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	46,095	45,802,205
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,525,520
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	16,739	16,711,057
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	23,723	23,496,592
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,216,999
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	85,966	85,851,717
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	125,334	124,939,586
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	37,014,891
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,893,179
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,822,784
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	91,078	90,867,464
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	30,143	30,114,272
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	94,169	94,159,583
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	11,556	11,560,106
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	28,938	28,933,959
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,919,024
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	57,363	57,363,047
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	1,257	1,259,047
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,750,473
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	26,906	26,885,091
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,232,941
CPS Auto Trust 2017-D†	3.73%	9/15/2023	8,345	8,305,947
CPS Auto Trust 2017-D B†	2.43%	1/18/2022	5,431	5,417,807
CPS Auto Trust 2017-D C†	3.01%	10/17/2022	8,036	8,003,749
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	14,699	14,784,984
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	2,689	2,699,131
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,953,175
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	34,138	34,297,784
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	42,253	42,574,927
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,681,554
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	6,961	6,969,209
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	18,045	18,073,623
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	30,853	31,145,147

286	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$63,705	$65,701,285
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	23,708	23,764,605
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	63,065	63,660,939
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	21,109	21,752,618
Drive Auto Receivables Trust 2017-2 B	2.25%		6/15/2021	28,162	28,203,590
Drive Auto Receivables Trust 2017-2 C	2.75%		9/15/2023	32,160	32,263,092
Drive Auto Receivables Trust 2017-2 D	3.49%		9/15/2023	137,019	137,116,297
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	17,844	18,324,471
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	32,444	32,533,231
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	44,046	44,197,954
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	27,116	27,328,497
Exeter Automobile Receivables Trust 2014-3A D†	5.69%		4/15/2021	8,720	8,971,687
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	43,915	43,898,203
Exeter Automobile Receivables Trust 2017-3A B†	2.81%		9/15/2022	37,187	36,861,543
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	1,487	1,486,386
Fifth Third Auto Trust 2017-1 A4	2.03%		7/15/2024	28,165	27,936,219
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	17,965	17,936,532
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	39,061	39,058,961	(a)
Flagship Credit Auto Trust 2015-2 A†	1.98%		10/15/2020	9,899	9,906,206
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	6,365	6,382,379
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	47,130	47,498,514
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	4,610	4,605,683
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	45,274	45,166,979
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	24,950	24,904,878
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	58,539	58,533,854
Ford Credit Auto Lease Trust 2016-A A3	1.71%		4/15/2019	42,872	42,883,145
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	34,092	34,030,493
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	8,257	8,128,400
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%		11/15/2025	5,502	5,518,858
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	31,468	31,415,184
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	75,539	75,309,694
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.15% (1 Mo. LIBOR + .90%	)#	3/15/2021	14,807	14,924,994
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,159,629
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	61,103	61,090,075
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	28,300	28,261,309
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	55,811	55,914,306
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,846,763

See Notes to Financial Statements.	287

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	$46,063	$45,871,161
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	41,095	40,825,417
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	2,789	2,787,687
Santander Drive Auto Receivables Trust 2013-5 D	2.73%	10/15/2019	2,704	2,716,383
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%	7/15/2021	27,800	28,032,892
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	24,555	24,741,463
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	3,987	3,998,611
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	42,123,689
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	20,347	20,417,401
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	6,305	6,382,766
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	9,993	9,999,089
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,220,321
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,494,190
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,555,235
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,537,760
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	19,775	19,798,449
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	10,329	10,325,690
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	27,018	26,979,021
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	21,825	21,805,183
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,567,389
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	46,296	46,364,370
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	58,928,435
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,340	69,055,814
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	15,124,195
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	19,673	19,676,356
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,853,389
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	13,241	13,249,929
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,534,610
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,676,835
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,575	52,336,083
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,802,888
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	54,278	54,146,183
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	31,701	31,601,830
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	29,100	28,868,024
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9,440	9,480,458
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	5,684	5,668,522
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	14,251	14,252,012
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	64,230	64,134,670

288	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	$52,524	$52,335,439
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	26,916	26,807,515
Total					4,570,957,708

Credit Cards 7.65%
American Express Credit Account Master Trust 2013-1 A	1.67% (1 Mo. LIBOR + .42%	)#	2/16/2021	16,050	16,083,797
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	120,724	120,425,594
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	93,148	93,033,950
BA Credit Card Trust 2016-A1 A	1.64% (1 Mo. LIBOR + .39%	)#	10/15/2021	72,217	72,549,863
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	186,581	185,205,935
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	35,117,057
Barclays Dryrock Issuance Trust 2017-1 A	1.569% (1 Mo. LIBOR + .33%	)#	3/15/2023	101,590	101,936,493
Barclays Dryrock Issuance Trust 2017-2 A	1.55% (1 Mo. LIBOR + .30%	)#	5/15/2023	168,102	168,644,902
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	31,563	31,554,437
Capital One Multi-Asset Execution Trust 2015-A3	1.65% (1 Mo. LIBOR + .40%	)#	3/15/2023	113,110	113,747,612
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	35,837	35,828,510
Capital One Multi-Asset Execution Trust 2016-A1	1.70% (1 Mo. LIBOR + .45%	)#	2/15/2022	115,276	115,821,682
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	21,658	21,424,787
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	183,116	182,471,065
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	98,364	97,918,254
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	14,915	14,833,240
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	200,396	200,452,552
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	19,161	18,992,504
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	139,844	138,936,762
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,541,854
Discover Card Execution Note Trust 2016-A2	1.79% (1 Mo. LIBOR + .54%	)#	9/15/2021	42,743	42,996,740
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	107,179	106,001,671
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	125,489	124,826,092
First National Master Note Trust 2017-2 A	1.677% (1 Mo. LIBOR + 0.44%	)#	10/16/2023	123,149	123,476,010
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	8,262	8,256,709

See Notes to Financial Statements.	289

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
MBNA Credit Card Master Note Trust 2004-A3	1.51% (1 Mo. LIBOR + .26%	)#	8/16/2021	$51,184	$51,300,833
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,796,101
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,602,599
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	42,850	42,843,748
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	28,252	28,291,977
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	134,727	134,246,698
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,594,205
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	106,811	106,079,174
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	33,110,007
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	89,492	89,734,810
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	36,748,587
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	12,912	13,101,934
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,685,633
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	38,042,087
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	190,057,522
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	7,444	7,367,633
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	116,291	115,853,304
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	101,152	100,965,658
Total					3,246,500,582

Home Equity 0.04%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.489% (1 Mo. LIBOR + .16%	)#	5/25/2036	14,736	14,596,584
Meritage Mortgage Loan Trust 2004-2 M3	2.304% (1 Mo. LIBOR + .98%	)#	1/25/2035	3,968	3,921,254
Total					18,517,838

Other 7.43%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	36,025	36,046,435
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	32,783	32,779,000
Ammc CLO 19 Ltd. 2016-19A A†	2.859% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	21,700	21,920,674

290	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Apidos CLO X 2012-10A A†	2.798% (3 Mo. LIBOR + 1.42%	)#	10/30/2022	$2,118	$2,128,420
Apollo Credit Funding IV Ltd. 4A A1†	2.829% (3 Mo. LIBOR + 1.47%	)#	4/15/2027	16,500	16,626,179
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	2.55% (1 Mo. LIBOR + 1.30%	)#	4/15/2027	18,057	18,335,894
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	2.349% (1 Mo. LIBOR + .99%	)#	8/15/2027	18,704	18,753,278
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	46,550	46,873,266
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	4,499	4,499,705
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	13,003	12,989,630
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,233,965
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,423,466
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	16,270	16,250,801
Avery Point V CLO Ltd. 2014-5A AR†	2.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	15,894	15,969,492
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	27,534	27,888,403
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	44,750	44,979,303
BlueMountain CLO Ltd. 2014-4A A1R†	2.829% (3 Mo. LIBOR + 1.35%	)#	11/30/2026	44,100	44,306,617
BlueMountain CLO Ltd. 2015-3A A1†	2.843% (3 Mo. LIBOR + 1.48%	)#	10/20/2027	24,750	24,972,621
Bowman Park CLO Ltd. 2014-1A AR†	2.642% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	55,500	55,763,248
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.504% (3 Mo. LIBOR + 1.15%	)#	4/18/2025	13,867	13,876,914
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†(b)	Zero Coupon (3 Mo. LIBOR + .89%	)#	1/18/2029	34,850	34,850,000	(a)
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.653% (3 Mo. LIBOR + 1.30%	)#	4/17/2025	21,262	21,301,805
Carlyle Global Market Strategies CLO Ltd. 2014-3A A1AR†	2.525% (3 Mo. LIBOR + 1.15%	)#	7/27/2026	10,000	10,050,662
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.559% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	52,600	52,809,248

See Notes to Financial Statements.	291

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.845% (3 Mo. LIBOR + 1.47%	)#	4/27/2027	$9,550	$9,560,147
Cavalry CLO IV Ltd. 2014-4A B1R†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	8,467	8,483,566
Cavalry CLO IV Ltd. 2014-4A B2R†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	9,000	9,048,610
Cent CDO Ltd. 2007-14A A2B†	1.689% (3 Mo. LIBOR + .33%	)#	4/15/2021	15,000	14,789,310
Cent CLO Ltd. 2013-17A A1†	2.678% (3 Mo. LIBOR + 1.30%	)#	1/30/2025	22,650	22,686,587
Cent CLO Ltd. 2013-19A A1A†	2.708% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	19,050	19,095,063
CIFC Funding II Ltd. 2014-2A A1LR†	2.654% (3 Mo. LIBOR + 1.20%	)#	5/24/2026	76,220	76,643,356
CIFC Funding V Ltd. 2014-5A A1R†	2.753% (3 Mo. LIBOR + 1.40%	)#	1/17/2027	18,750	18,869,117
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,054,593
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	32,756	32,732,737
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,230,051
Conn Funding II LP 2017-A†	2.73%		7/15/2019	9,225	9,226,858
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	4,710	4,710,403
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	5,443	5,438,499
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,563,458
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	15,424	15,424,379
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	11,474	11,471,743
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	20,526	20,469,109
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	8,720	8,752,849
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	65,907	66,071,767
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	36,871	36,929,256
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	32,196	32,206,947
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	4,629	4,680,727
Dryden 30 Senior Loan Fund 2013-30A AR†	2.236% (3 Mo. LIBOR + .82%	)#	2/15/2030	94,976	95,071,042
Dryden 34 Senior Loan Fund 2014-34A A1R†	Zero Coupon (3 Mo. LIBOR + 1.16%	)#	10/15/2026	40,475	40,608,179
Dryden XXV Senior Loan Fund 2012-25A BRR†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	36,320	36,321,133
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	12,020	11,987,223
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	30,269	30,135,581
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	45,145	45,152,855

292	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	$74,609	$74,556,908
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	34,893	34,886,862
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.748% (3 Mo. LIBOR + 1.37%	)#	10/29/2026	48,850	49,260,140
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	17,607	17,598,338
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.80% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	51,810	52,163,189
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.00% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	5,711	5,721,767
Jamestown CLO VII Ltd. 2015-7A A1R†(b)	Zero Coupon (3 Mo. LIBOR + .83%	)#	7/25/2027	44,247	44,247,000	(a)
Jamestown CLO VII Ltd. 2015-7A A2R†(b)	Zero Coupon (3 Mo. LIBOR + 1.3%	)#	7/25/2027	35,299	35,299,000	(a)
Jefferson Mill CLO Ltd. 2015-1A A1†	2.863% (3 Mo. LIBOR + 1.50%	)#	7/20/2027	27,000	27,242,838
JFIN CLO Ltd. 2014-1A B1R†	2.813% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,500	9,510,819
JFIN Revolver CLO Ltd. 2014-2A A2†	2.736% (3 Mo. LIBOR + 1.30%	)#	2/20/2022	91	90,801
LCM XVIII LP-18A A1†	2.873% (3 Mo. LIBOR + 1.51%	)#	4/20/2027	47,000	47,053,387
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	13,408	13,373,584
Mercedes-Benz Master Owner Trust 2016-BA A†	2.00% (1 Mo. LIBOR + .70%	)#	5/17/2021	27,100	27,298,562
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	14,729	14,723,538
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.523% (3 Mo. LIBOR + 1.16%	)#	7/22/2024	9,562	9,582,798
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.554% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	76,450	76,720,885
Mountain View CLO Ltd. 2015-9A A1A†	2.819% (3 Mo. LIBOR + 1.46%	)#	7/15/2027	21,250	21,356,482
MP CLO VI Ltd. 2014-2A AR†	2.559% (3 Mo. LIBOR + 1.20%	)#	1/15/2027	16,650	16,724,324
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	12,493	12,384,666
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,289,261
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,477,274
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	1.721% (1 Mo. LIBOR + .36%	)#	2/1/2041	9,850	9,873,905

\	See Notes to Financial Statements.	293

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Northwoods Capital XI Ltd. 2014-11A AR†	2.549% (3 Mo. LIBOR + 1.19%	)#	4/15/2025	$28,850	$28,903,026
NZCG Funding Ltd. 2015-2A A1†	2.925% (3 Mo. LIBOR + 1.55%	)#	4/27/2027	20,080	20,240,851
Oaktree CLO Ltd.†(b)	1.00%		10/20/2027	29,033	29,033,000
Oaktree CLO Ltd. 2015-1A A1†	2.913% (3 Mo. LIBOR + 1.55%	)#	10/20/2027	31,000	31,238,427
Oaktree EIF I Ltd. 2015-A1 A†	2.974% (3 Mo. LIBOR + 1.62%	)#	10/18/2027	16,750	16,838,264
OCP CLO Ltd. 2015-10A A2AR†(b)	Zero Coupon (3 Mo. LIBOR + 1.3%	)#	10/26/2027	24,351	24,351,000	(a)
OCP CLO Ltd. 2015-9A A1R†	2.159% (3 Mo. LIBOR + .80%	)#	7/15/2027	28,602	28,548,700
OCP CLO Ltd. 2015-9A A2R†	2.709% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,668,832
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.763% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	118,079	118,903,298
OHA Loan Funding Ltd. 2013-2A A†	2.584% (3 Mo. LIBOR + 1.27%	)#	8/23/2024	26,836	26,855,334
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	81,140	81,787,773
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	25,358	25,388,715
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	37,413,133
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	5,187	5,275,981
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,932,577
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,172,687
Recette CLO Ltd. 2015-1A AR†	2.283% (3 Mo. LIBOR + .92%	)#	10/20/2027	8,750	8,751,886
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	34,830	34,824,563	(a)
Seneca Park CLO Ltd. 2014-1A AR†	2.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	23,650	23,757,421
SLM Private Education Loan Trust 2010-A 2A†	4.50% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	21,327	21,983,587
SLM Student Loan Trust 2011-1 A1	1.849% (1 Mo. LIBOR + .52%	)#	3/25/2026	7,291	7,313,456
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	5,792	5,838,058
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	57,325	57,166,362
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	32,317	32,223,649
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	97,645	97,333,159
Sound Point CLO IX Ltd. 2015-2A AR†	2.243% (3 Mo. LIBOR + .88%	)#	7/20/2027	17,657	17,662,887

294	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Sound Point CLO XI Ltd. 2016-1A A†	3.013% (3 Mo. LIBOR + 1.65%	)#	7/20/2028	$49,000	$49,290,188
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	7,718	7,754,397
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,581	29,079,652
Thacher Park CLO Ltd. 2014-1A AR†	2.523% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	62,950	63,196,336
Tryon Park CLO Ltd. 2013-1A A1†	2.479% (3 Mo. LIBOR + 1.12%	)#	7/15/2025	6,941	6,962,025
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.933% (1 Mo. LIBOR + .65%	)#	1/20/2022	14,610	14,725,119
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	9,262	9,228,188
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	3,463	3,465,778
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	3,069	3,070,978
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	5,407	5,409,588
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	32,348	32,530,773
WhiteHorse VIII Ltd. 2014-1A BR†	2.827% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	55,578	55,566,629
Total					3,157,166,776
Total Asset-Backed Securities (cost $10,986,504,752)					10,993,142,904

				Shares
				(000)
COMMON STOCKS 0.11%

Oil
Chaparral Energy, Inc.*				329	7,898,400
Chaparral Energy, Inc. Class A*				1,565	37,558,872
Dommo Energia SA ADR				490	137,247
Peabody Energy Corp.*				12	287,136
Templar Energy LLC Class A Units				178	488,529
Total Common Stocks (cost $57,009,924)					46,370,184

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.17%

Drugs 0.02%
Teva Pharmaceutical Finance Co. LLC	0.25%		2/1/2026	$7,543	6,538,838

See Notes to Financial Statements.	295

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil 0.00%
Dommo Energia SA(c)(d)	1.00%	12/31/2099	BRL 313	$120,845	(e)

Real Estate Investment Trusts 0.15%
VEREIT, Inc.	3.00%	8/1/2018	$63,871	64,030,677
Total Convertible Bonds (cost $71,829,072)				70,690,360

CORPORATE BONDS 37.25%

Aerospace/Defense 0.07%
Harris Corp.	1.999%	4/27/2018	3,240	3,241,933
Orbital ATK, Inc.	5.50%	10/1/2023	24,617	26,155,563
Total				29,397,496

Air Transportation 0.13%
American Airlines 2011-1 Class A
Pass-Through Trust	5.25%	7/31/2022	6,167	6,567,935
American Airlines 2013-1 Class B
Pass-Through Trust†	5.625%	7/15/2022	8,149	8,597,085
American Airlines 2013-2 Class B
Pass-Through Trust†	5.60%	1/15/2022	26,507	27,652,948
Continental Airlines 2012-1 Class B
Pass-Through Trust	6.25%	10/11/2021	4,020	4,237,745
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	8,619	9,429,306
Total				56,485,019

Apparel 0.00%
William Carter Co. (The)	5.25%	8/15/2021	1,369	1,410,926

Auto Parts: Original Equipment 0.30%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	65,139	67,500,289
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,765	18,567,238
International Automotive Components Group SA (Luxembourg)†(f)	9.125%	6/1/2018	5,029	5,057,288
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,642,297
TI Group Automotive Systems LLC (United Kingdom)†(f)	8.75%	7/15/2023	6,016	6,482,240
Titan International, Inc.†	6.50%	11/30/2023	9,745	9,717,714
Total				126,967,066

296	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive 1.58%
Ford Motor Credit Co. LLC	1.724%		12/6/2017	$8,379	$8,379,012
Ford Motor Credit Co. LLC	2.24%		6/15/2018	32,623	32,674,990
Ford Motor Credit Co. LLC	2.979%		8/3/2022	22,750	22,630,031
Ford Motor Credit Co. LLC	3.157%		8/4/2020	56,109	56,955,325
Ford Motor Credit Co. LLC	3.20%		1/15/2021	23,876	24,266,037
Ford Motor Credit Co. LLC	5.00%		5/15/2018	23,808	24,138,066
Ford Motor Credit Co. LLC	5.875%		8/2/2021	34,582	38,249,714
Ford Motor Credit Co. LLC	8.125%		1/15/2020	66,605	74,215,866
General Motors Financial Co., Inc.	2.40%		5/9/2019	27,049	27,061,655
General Motors Financial Co., Inc.	3.15%		6/30/2022	71,100	71,229,409
General Motors Financial Co., Inc.	3.20%		7/6/2021	37,649	38,127,390
General Motors Financial Co., Inc.	4.20%		3/1/2021	56,815	59,266,251
General Motors Financial Co., Inc.	4.375%		9/25/2021	58,586	61,755,431
Hyundai Capital America†	1.75%		9/27/2019	32,216	31,634,450
Hyundai Capital America†	2.00%		7/1/2019	3,760	3,714,247
Hyundai Capital America†	2.50%		3/18/2019	15,873	15,838,553
Hyundai Capital America†	3.25%		9/20/2022	23,225	23,235,493
Hyundai Capital Services, Inc. (South Korea)†(f)	3.00%		8/29/2022	56,348	55,610,923
Volkswagen Group of America Finance LLC†	2.125%		5/23/2019	1,000	997,629
Total					669,980,472

Banks: Regional 9.30%
ABN AMRO Bank NV (Netherlands)†(f)	1.80%		6/4/2018	16,837	16,824,608
ABN AMRO Bank NV (Netherlands)†(f)	1.80%		9/20/2019	47,900	47,564,700
ABN AMRO Bank NV (Netherlands)†(f)	2.10%		1/18/2019	37,572	37,602,847
ABN AMRO Bank NV (Netherlands)(f)	6.25%		4/27/2022	45,762	51,379,011
Associated Banc-Corp.	2.75%		11/15/2019	13,609	13,707,550
Banco de Credito del Peru (Panama)†(f)	2.25%		10/25/2019	4,200	4,205,250
Banco de Credito del Peru (Peru)†(f)	2.75%		1/9/2018	10,593	10,619,418
Banco Santander SA (Spain)(f)	3.125%		2/23/2023	29,600	29,495,472
Bangkok Bank PCL (Hong Kong)†(f)	3.30%		10/3/2018	11,000	11,087,923
Bank of America Corp.	2.151%		11/9/2020	14,322	14,208,974
Bank of America Corp.	2.328%	#(g)	10/1/2021	44,078	43,813,562
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#(g)	7/21/2021	27,991	27,908,185
Bank of America Corp.	2.65%		4/1/2019	6,325	6,368,824
Bank of America Corp.	5.00%		5/13/2021	48,281	52,192,338
Bank of America Corp.	5.49%		3/15/2019	73,252	75,832,960
Bank of America Corp.	5.625%		7/1/2020	15,316	16,529,721
Bank of America Corp.	5.65%		5/1/2018	73,365	74,506,143

See Notes to Financial Statements.	297

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Bank of America Corp.	5.70%		1/24/2022	$7,532	$8,411,212
Bank of America Corp.	6.875%		4/25/2018	22,714	23,158,945
Bank of America Corp.	6.875%		11/15/2018	10,904	11,402,671
Bank of America Corp.	7.625%		6/1/2019	97,220	104,837,357
Barclays Bank plc (United Kingdom)†(f)	6.05%		12/4/2017	31,191	31,191,000
Barclays Bank plc (United Kingdom)†(f)	10.179%		6/12/2021	64,766	79,281,384
Capital One NA/Mclean VA	2.572% (3 Mo. LIBOR + 1.15%	)#	8/17/2018	3,700	3,720,105
CIT Group, Inc.	3.875%		2/19/2019	6,589	6,708,261
Citigroup, Inc.	1.80%		2/5/2018	30,841	30,845,857
Citigroup, Inc.	2.327% (3 Mo. LIBOR + .96%	)#	4/25/2022	70,181	70,973,379
Citigroup, Inc.	2.45%		1/10/2020	47,258	47,316,818
Citigroup, Inc.	2.876%	#(g)	7/24/2023	46,599	46,367,336
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,810,244
Citigroup, Inc.	4.05%		7/30/2022	30,148	31,453,394
Citigroup, Inc.	8.50%		5/22/2019	20,811	22,644,102
Compass Bank	2.75%		9/29/2019	22,590	22,706,662
Credit Suisse AG	1.70%		4/27/2018	99,281	99,266,643
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(f)	3.125%		12/10/2020	53,551	54,299,070
Discover Bank	3.10%		6/4/2020	1,250	1,267,156
Discover Bank	7.00%		4/15/2020	54,715	59,964,558
Discover Bank	8.70%		11/18/2019	24,607	27,253,041
European Investment Bank (Luxembourg)(f)	1.00%		3/15/2018	132,915	132,727,651
European Investment Bank (Luxembourg)(f)	1.25%		5/15/2018	55,696	55,610,839
Fifth Third Bancorp	4.50%		6/1/2018	6,596	6,677,656
Finansbank AS (Turkey)†(f)	6.25%		4/30/2019	19,403	19,980,375
Goldman Sachs Group, Inc. (The)	2.481% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	53,568	54,326,255
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	61,472	61,649,481
Goldman Sachs Group, Inc. (The)	2.876%	#(g)	10/31/2022	69,717	69,645,816
Goldman Sachs Group, Inc. (The)	2.908%	#(g)	6/5/2023	51,426	51,176,053
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	31,489,643
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	46,464,118
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	20,076,716
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	32,097	32,261,379
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	63,908,746
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	16,710	17,740,992
HBOS plc (United Kingdom)†(f)	6.75%		5/21/2018	260,594	266,211,218
HSBC Bank USA NA	4.875%		8/24/2020	42,819	45,425,100

298	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Huntington Bancshares, Inc.	7.00%		12/15/2020	$19,711	$22,166,024
Huntington National Bank (The)	1.827% (3 Mo. LIBOR + .51%	)#	3/10/2020	27,421	27,568,092
Industrial & Commercial Bank of China Ltd.	2.147% (3 Mo. LIBOR + .75%	)#	11/8/2020	23,179	23,239,143
ING Bank NV (Netherlands)†(f)	2.75%		3/22/2021	8,472	8,542,205
ING Bank NV (Netherlands)(f)	4.125%	#(g)	11/21/2023	35,897	36,437,250
Intesa Sanpaolo SpA (Italy)(f)	3.875%		1/16/2018	92,913	93,113,893
Intesa Sanpaolo SpA (Italy)(f)	3.875%		1/15/2019	108,807	110,575,831
Intesa Sanpaolo SpA (Italy)†(f)	6.50%		2/24/2021	65,996	73,054,930
Itau Unibanco Holding SA†	2.85%		5/26/2018	33,373	33,556,551
Macquarie Group Ltd. (Australia)†(f)	6.00%		1/14/2020	23,234	24,858,822
Macquarie Group Ltd. (Australia)†(f)	7.625%		8/13/2019	15,062	16,311,781
Manufacturers & Traders Trust Co.	2.121% (3 Mo. LIBOR + .64%	)#	12/1/2021	15,000	14,923,453
Manufacturers & Traders Trust Co.	2.553% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	11,696	11,696,498
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	7,265	7,265,000
Morgan Stanley	2.213% (3 Mo. LIBOR + .80%	)#	2/14/2020	46,830	47,054,316
Morgan Stanley	2.543% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	47,070	47,790,971
Morgan Stanley	4.875%		11/1/2022	29,889	32,217,152
Morgan Stanley	5.50%		7/24/2020	30,665	32,984,791
Morgan Stanley	5.625%		9/23/2019	41,508	43,895,407
Morgan Stanley	6.625%		4/1/2018	36,125	36,674,819
Morgan Stanley	7.30%		5/13/2019	79,719	85,384,687
National Savings Bank (Sri Lanka)†(f)	8.875%		9/18/2018	14,600	15,202,980
NBK SPC Ltd. (United Arab Emirates)†(f)	2.75%		5/30/2022	32,710	32,304,461
Nordea Bank AB (Sweden)†(f)	4.875%		5/13/2021	31,607	33,773,174
Popular, Inc.	7.00%		7/1/2019	17,102	17,615,060
Regions Bank	2.25%		9/14/2018	6,526	6,535,858
Regions Bank	7.50%		5/15/2018	19,610	20,085,612
Royal Bank of Scotland Group plc (United Kingdom)(f)	3.498%	#(g)	5/15/2023	51,464	51,567,762
Santander UK Group Holdings plc (United Kingdom)(f)	2.875%		10/16/2020	20,189	20,323,762
Santander UK Group Holdings plc (United Kingdom)(f)	2.875%		8/5/2021	82,151	82,250,321
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%		1/8/2021	22,232	22,504,386

See Notes to Financial Statements.	299

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Santander UK Group Holdings plc (United Kingdom)(f)	3.571%		1/10/2023	$10,274	$10,443,198
Santander UK plc (United Kingdom)(f)	2.00%		8/24/2018	15,190	15,198,648
Santander UK plc (United Kingdom)(f)	2.50%		3/14/2019	83,538	83,919,974
Santander UK plc (United Kingdom)(f)	2.799% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	9,377	9,529,263
Santander UK plc (United Kingdom)(f)	3.05%		8/23/2018	23,292	23,478,570
SVB Financial Group	5.375%		9/15/2020	6,523	6,991,383
Turkiye Halk Bankasi AS (Turkey)†(f)	3.875%		2/5/2020	14,107	13,393,468
Turkiye Halk Bankasi AS (Turkey)†(f)	4.75%		6/4/2019	32,806	32,225,695
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	3.75%		4/15/2018	6,700	6,705,387
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%		5/30/2022	23,009	22,837,652
UBS AG	7.625%		8/17/2022	10,167	11,960,459
UBS AG (United Kingdom)†(f)	2.45%		12/1/2020	45,415	45,398,855
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.65%		2/1/2022	33,544	33,265,268
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.682% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	37,578	38,197,260
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.859%	#(g)	8/15/2023	10,282	10,189,467
UBS Group Funding Switzerland AG (Switzerland)†(f)	3.491%		5/23/2023	19,104	19,450,867
Wells Fargo & Co.	2.343% (3 Mo. LIBOR + .93%	)#	2/11/2022	32,389	32,776,221
Wells Fargo & Co.	2.55%		12/7/2020	6,839	6,862,390
Wells Fargo & Co.	3.069%		1/24/2023	70,995	71,559,972
Wilmington Trust Corp.	8.50%		4/2/2018	10,871	11,099,761
Total					3,949,057,469

Beverages 0.03%
Beam Suntory, Inc.	1.75%		6/15/2018	811	810,087
Cott Beverages, Inc.	5.375%		7/1/2022	10,582	11,005,766
Total					11,815,853

Biotechnology Research & Production 0.02%
Baxalta, Inc.	2.103% (3 Mo. LIBOR + .78%	)#	6/22/2018	1,700	1,704,266
Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%		11/1/2021	7,374	7,466,175
Total					9,170,441

Building Materials 0.40%
Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	9,359	9,452,590
Boral Finance Pty Ltd. (Australia)†(f)	3.00%		11/1/2022	13,924	13,857,169
Cemex SAB de CV (Mexico)†(f)	6.109% (3 Mo. LIBOR + 4.75%	)#	10/15/2018	4,000	4,126,000

300	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Building Materials (continued)
CPG Merger Sub LLC†	8.00%		10/1/2021	$28,304	$29,436,160
Griffon Corp.†	5.25%		3/1/2022	35,521	36,375,280
Johnson Controls International plc	5.00%		3/30/2020	225	235,693
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	7,786	7,821,692
Martin Marietta Materials, Inc.	6.60%		4/15/2018	22,542	22,914,294
NCI Building Systems, Inc.†	8.25%		1/15/2023	9,088	9,678,720
Ply Gem Industries, Inc.	6.50%		2/1/2022	19,008	19,768,320
Standard Industries, Inc.†	5.125%		2/15/2021	5,472	5,649,129
Summit Materials LLC/Summit Materials
Finance Corp.	8.50%		4/15/2022	930	1,038,112
Vulcan Materials Co.	7.50%		6/15/2021	6,684	7,761,655
Total					168,114,814

Business Services 0.44%
APX Group, Inc.	8.75%		12/1/2020	65,406	66,959,392
Chicago Parking Meters LLC†	5.489%		12/30/2020	23,478	24,040,007
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	17,500	17,490,163
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	20,727	22,929,244
Sotheby’s†	5.25%		10/1/2022	9,991	10,265,753
Verisk Analytics, Inc.	4.875%		1/15/2019	2,325	2,388,380
Western Union Co. (The)	2.875%		12/10/2017	41,071	41,078,657
Total					185,151,596

Chemicals 0.86%
Blue Cube Spinco, Inc.	9.75%		10/15/2023	49,212	58,869,855
Braskem Netherlands Finance BV (Netherlands)†(f)	3.50%		1/10/2023	14,085	13,996,969
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	53,211,035
Equate Petrochemical BV (Netherlands)†(f)	3.00%		3/3/2022	11,400	11,275,079
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	9,719	10,848,834
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021	19,258	19,811,667
Westlake Chemical Corp.	4.625%		2/15/2021	47,047	48,693,645
Westlake Chemical Corp.	4.875%		5/15/2023	71,301	74,687,797
Yara International ASA (Norway)†(f)	7.875%		6/11/2019	68,117	73,501,753
Total					364,896,634

Coal 0.06%
CNX Resources Corp.	8.00%		4/1/2023	16,699	17,909,677
Peabody Energy Corp.†	6.00%		3/31/2022	7,563	7,808,798
Total					25,718,475

See Notes to Financial Statements.	301

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Hardware 0.61%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	$29,515	$29,905,052
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	26,912	29,060,433
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	99,879	104,329,797
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	19,099	19,910,795
Everi Payments, Inc.	10.00%		1/15/2022	67,614	73,450,778
Hewlett Packard Enterprise Co.	3.273% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	700	709,740
Total					257,366,595

Computer Software 0.71%
Activision Blizzard, Inc.†	6.125%		9/15/2023	47,809	50,492,116
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	38,888	38,888,000
Dun & Bradstreet Corp. (The)	4.25%		6/15/2020	2,203	2,260,906
First Data Corp.†	5.75%		1/15/2024	29,240	30,446,150
First Data Corp.†	7.00%		12/1/2023	44,928	47,651,760
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	30,817	31,741,510
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	48,444	54,741,720
VMware, Inc.	2.95%		8/21/2022	46,630	46,408,136
Total					302,630,298

Construction/Homebuilding 0.19%
Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%		12/15/2020	44,557	45,503,836
Century Communities, Inc.	6.875%		5/15/2022	13,750	14,484,937
D.R. Horton, Inc.	3.625%		2/15/2018	1,050	1,051,490
D.R. Horton, Inc.	3.75%		3/1/2019	400	405,243
D.R. Horton, Inc.	4.00%		2/15/2020	500	514,995
M/I Homes, Inc.	6.75%		1/15/2021	2,734	2,850,195
William Lyon Homes, Inc.	5.75%		4/15/2019	1,890	1,913,625
William Lyon Homes, Inc.	7.00%		8/15/2022	11,616	12,022,560
Total					78,746,881

Containers 0.22%
Packaging Corp. of America	6.50%		3/15/2018	6,269	6,343,370
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%		2/15/2021	11,653	11,907,733
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020	74,477	75,826,896
WestRock RKT Co.	4.45%		3/1/2019	1,280	1,312,403
Total					95,390,402

302	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs 0.43%
Bayer US Finance LLC†	2.375%	10/8/2019	$18,242	$18,254,074
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	10,728	11,827,620
Mylan, Inc.	2.55%	3/28/2019	37,859	37,943,611
Mylan, Inc.	2.60%	6/24/2018	25,642	25,726,598
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	3.65%	11/10/2021	6,532	6,243,875
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.40%	7/20/2018	29,173	28,912,360
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	1.70%	7/19/2019	28,375	27,484,894
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	2.20%	7/21/2021	27,682	25,459,058
Total				181,852,090

Electric: Power 1.85%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(f)	2.50%	1/12/2018	48,796	48,832,548
AES Corp. (The)	4.875%	5/15/2023	23,223	23,824,940
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	21,079,380
Dominion Energy, Inc.	4.104%	4/1/2021	60,731	63,328,414
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,369	17,056,602
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22,473	24,695,099
E. ON International Finance BV (Netherlands)†(f)	5.80%	4/30/2018	9,990	10,148,122
Enel Finance International NV (Netherlands)†(f)	2.75%	4/6/2023	37,000	36,441,397
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	85,202	85,121,275
Eversource Energy	2.50%	3/15/2021	14,306	14,254,822
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,517,881
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	2,024,610
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,436,240
Metropolitan Edison Co.	7.70%	1/15/2019	17,888	18,894,248
Ohio Power Co.	6.05%	5/1/2018	3,320	3,376,331
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,368	4,654,183
Origin Energy Finance Ltd. (Australia)†(f)	3.50%	10/9/2018	87,645	88,382,086
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	12,011	12,956,263
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,187,578
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	7.25%	12/15/2017	15,490	15,516,762
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	29,122	31,305,418
PSEG Power LLC	2.45%	11/15/2018	1,598	1,604,452

See Notes to Financial Statements.	303

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
PSEG Power LLC	4.15%	9/15/2021	$1,165	$1,219,840
PSEG Power LLC	5.125%	4/15/2020	2,486	2,633,937
Public Service Co. of New Mexico	7.95%	5/15/2018	25,511	26,204,449
Puget Energy, Inc.	6.00%	9/1/2021	30,225	33,662,672
SCANA Corp.	4.125%	2/1/2022	47,322	47,973,859
SCANA Corp.	4.75%	5/15/2021	28,003	28,914,490
SCANA Corp.	6.25%	4/1/2020	34,506	36,679,470
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	56,020	55,538,399
TECO Finance, Inc.	5.15%	3/15/2020	9,306	9,853,155
TransAlta Corp. (Canada)(f)	6.90%	5/15/2018	8,742	8,919,248
Total				787,238,170

Electrical Equipment 0.57%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	9,455	9,379,881
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.65%	1/15/2023	55,592	53,363,767
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	33,073	32,720,842
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.125%	6/1/2021	88,346	91,051,155
NXP BV/NXP Funding LLC (Netherlands)†(f)	5.75%	3/15/2023	55,423	57,501,362
Total				244,017,007

Electrical: Household 0.07%
General Cable Corp.	5.75%	10/1/2022	29,009	29,806,748

Electronics 0.20%
Arrow Electronics, Inc.	3.00%	3/1/2018	7,210	7,227,888
Jabil, Inc.	8.25%	3/15/2018	26,154	26,619,541
PerkinElmer, Inc.	5.00%	11/15/2021	8,335	9,015,047
Tech Data Corp.	3.70%	2/15/2022	40,828	41,008,641
Total				83,871,117

Energy Equipment & Services 0.10%
TerraForm Power Operating LLC†~	6.375%	2/1/2023	38,404	40,525,821

Entertainment 0.49%
Churchill Downs, Inc.	5.375%	12/15/2021	55,689	57,359,670
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,531,565
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,209	7,263,067
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	25,302,694
Scientific Games International, Inc.	6.625%	5/15/2021	13,169	13,629,915
Scientific Games International, Inc.	10.00%	12/1/2022	65,604	72,492,420

304	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment (continued)
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	$10,003	$10,153,045
WMG Acquisition Corp.†	5.625%	4/15/2022	3,000	3,108,750
WMG Acquisition Corp.†	6.75%	4/15/2022	7,252	7,610,031
Total				206,451,157

Financial Services 1.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	3.75%	5/15/2019	9,612	9,784,560
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	114,099	115,083,043
Discover Financial Services	5.20%	4/27/2022	21,718	23,506,338
E*TRADE Financial Corp.	2.95%	8/24/2022	13,988	13,890,179
International Lease Finance Corp.	5.875%	4/1/2019	47,301	49,419,259
International Lease Finance Corp.	6.25%	5/15/2019	60,960	64,178,117
International Lease Finance Corp.†	7.125%	9/1/2018	80,852	83,792,236
International Lease Finance Corp.	8.25%	12/15/2020	44,188	50,919,311
International Lease Finance Corp.	8.625%	1/15/2022	1,685	2,039,672
Jefferies Group LLC	8.50%	7/15/2019	117,974	129,082,230
Lazard Group LLC	4.25%	11/14/2020	22,215	23,281,958
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	23,456	23,963,236
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	41,395	42,647,199
Navient Corp.	4.875%	6/17/2019	25,980	26,629,500
Navient Corp.	5.00%	10/26/2020	48,088	49,109,870
Navient Corp.	5.50%	1/15/2019	41,385	42,502,395
Navient Corp.	6.625%	7/26/2021	28,034	29,716,040
Navient Corp.	8.00%	3/25/2020	9,536	10,418,080
OneMain Financial Holdings LLC†	6.75%	12/15/2019	15,481	15,993,808
OneMain Financial Holdings LLC†	7.25%	12/15/2021	33,458	34,777,918
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	5,390	5,666,238
Total				846,401,187

Food 0.58%
Dean Foods Co.†	6.50%	3/15/2023	26,230	26,098,850
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	109,608	112,554,263
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	55,686	56,312,468
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,159	14,116,511
Smithfield Foods, Inc.†	3.35%	2/1/2022	8,450	8,473,181
Want Want China Finance Ltd. (China)†(f)	1.875%	5/14/2018	28,822	28,744,697
Total				246,299,970

See Notes to Financial Statements.	305

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Products 0.17%
Life Technologies Corp.	5.00%	1/15/2021	$39,053	$41,498,624
Life Technologies Corp.	6.00%	3/1/2020	28,944	31,040,343
Zimmer Biomet Holdings, Inc.	4.625%	11/30/2019	1,500	1,563,705
Total				74,102,672

Health Care Services 0.31%
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	15,207	15,511,140
Anthem, Inc.	2.95%	12/1/2022	14,256	14,262,942
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	17,864	18,176,620
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	14,485	14,998,367
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,920	25,337,736
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	4,469	4,849,652
Universal Health Services, Inc.†	3.75%	8/1/2019	15,346	15,710,467
Universal Health Services, Inc.†	4.75%	8/1/2022	23,151	23,787,652
Total				132,634,576

Insurance 0.20%
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,473,365
CNA Financial Corp.	6.95%	1/15/2018	1,005	1,010,471
HUB International Ltd.†	7.875%	10/1/2021	15,308	15,939,455
Lincoln National Corp.	7.00%	3/15/2018	733	743,257
Lincoln National Corp.	8.75%	7/1/2019	5,831	6,400,532
Protective Life Corp.	7.375%	10/15/2019	12,694	13,844,203
Willis North America, Inc.	7.00%	9/29/2019	33,915	36,460,325
Total				84,871,608

Leasing 0.03%
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	14,012	14,106,581

Leisure 0.21%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	23,336	24,852,840
NCL Corp. Ltd.†	4.75%	12/15/2021	14,048	14,574,800
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	44,194	48,755,306
Total				88,182,946

Lodging 0.29%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	89,377	95,186,505
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	3,935	4,237,995
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,030	5,389,560

306	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging (continued)
Playa Resorts Holding BV (Netherlands)†(f)	8.00%	8/15/2020	$7,440	$7,774,800
Wyndham Worldwide Corp.	2.50%	3/1/2018	9,092	9,099,268
Total				121,688,128

Machinery: Agricultural 0.29%
BAT Capital Corp.†	2.764%	8/15/2022	27,824	27,622,210
BAT International Finance plc (United Kingdom)†(f)	1.85%	6/15/2018	6,344	6,341,056
Bunge Ltd. Finance Corp.	8.50%	6/15/2019	1,080	1,177,329
Imperial Brands Finance plc (United Kingdom)†(f)	2.05%	2/11/2018	8,850	8,852,094
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	73,339	79,234,533
Total				123,227,222

Machinery: Industrial/Specialty 0.02%
Kennametal, Inc.	2.65%	11/1/2019	9,826	9,816,645

Manufacturing 0.31%
American Outdoor Brands Corp.†	5.00%	7/15/2018	2,100	2,089,500
Bombardier, Inc. (Canada)†(f)	6.125%	1/15/2023	31,032	30,644,100
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021	41,836	46,490,673
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	32,943	33,858,816
Pentair Finance Sarl (Luxembourg)(f)	2.65%	12/1/2019	2,245	2,237,995
Pentair Finance Sarl (Luxembourg)(f)	2.90%	9/15/2018	15,213	15,301,742
Total				130,622,826

Media 1.35%
Altice Financing SA (Luxembourg)†(f)	6.625%	2/15/2023	37,092	38,112,030
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	70,435	69,994,781
Cox Communications, Inc.†	3.25%	12/15/2022	37,285	37,426,468
CSC Holdings LLC†	10.125%	1/15/2023	74,616	84,595,890
DISH DBS Corp.	6.75%	6/1/2021	25,272	26,977,860
NBCUniversal Enterprise, Inc.†	5.25%	–(h)	99,615	106,339,013
SFR Group SA (France)†(f)	6.00%	5/15/2022	46,550	46,986,406
Sky plc (United Kingdom)†(f)	6.10%	2/15/2018	12,959	13,061,257
Sky plc (United Kingdom)†(f)	9.50%	11/15/2018	15,953	17,030,827
Time Warner Cable LLC	8.25%	4/1/2019	28,012	30,132,233
Time Warner Cable LLC	8.75%	2/14/2019	25,110	26,999,926
Viacom, Inc.	2.75%	12/15/2019	9,653	9,670,163
Viacom, Inc.	5.625%	9/15/2019	3,000	3,146,353
Virgin Media Finance plc (United Kingdom)†(f)	6.375%	4/15/2023	23,572	24,544,345
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	35,905	36,578,219
Total				571,595,771

See Notes to Financial Statements.	307

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metal Fabricating 0.06%
Zekelman Industries, Inc.†	9.875%	6/15/2023	$21,651	$24,303,248

Metals & Minerals: Miscellaneous 1.39%
Anglo American Capital plc (United Kingdom)†(f)	4.125%	4/15/2021	27,922	28,911,975
Ausdrill Finance Pty Ltd. (Australia)†(f)	6.875%	11/1/2019	15,986	16,265,755
Century Aluminum Co.†	7.50%	6/1/2021	18,650	19,326,062
Eldorado Gold Corp. (Canada)†(f)	6.125%	12/15/2020	25,262	24,756,760
FMG Resources (August 2006) Pty Ltd. (Australia)†(f)	9.75%	3/1/2022	211,604	235,938,460
Freeport-McMoRan, Inc.	6.50%	11/15/2020	17,661	18,015,103
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	50,575	53,015,506
Glencore Finance Canada Ltd. (Canada)†(f)	4.95%	11/15/2021	30,481	32,622,614
Glencore Funding LLC†	3.00%	10/27/2022	16,776	16,670,076
Goldcorp, Inc. (Canada)(f)	2.125%	3/15/2018	12,741	12,752,636
Goldcorp, Inc. (Canada)(f)	3.625%	6/9/2021	57,412	58,899,356
Hecla Mining Co.	6.875%	5/1/2021	19,472	20,031,820
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	18,392	19,748,410
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	8,594	9,706,923
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022	23,947	24,785,145
Total				591,446,601

Natural Gas 0.08%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,495	21,540,028
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	1,250	1,273,789
National Fuel Gas Co.	3.75%	3/1/2023	5,569	5,667,282
National Fuel Gas Co.	4.90%	12/1/2021	1,740	1,834,589
NiSource Finance Corp.	6.80%	1/15/2019	403	423,219
Sempra Energy	6.15%	6/15/2018	1,555	1,589,842
Total				32,328,749

Oil 3.81%
Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	8,099	28,510
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	11,027	29,552
Afren plc (United Kingdom)†(c)(f)	11.50%	2/1/2016	16,833	45,113
Anadarko Holding Co.	7.05%	5/15/2018	16,515	16,860,216
Anadarko Petroleum Corp.	4.85%	3/15/2021	41,411	43,873,665
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,910	5,237,147
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,647	1,774,765
Apache Corp.	6.90%	9/15/2018	1,000	1,037,007
Bill Barrett Corp.	7.00%	10/15/2022	3,037	3,105,333
Canadian Oil Sands Ltd. (Canada)†(f)	7.75%	5/15/2019	10,284	11,034,893

308	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Canadian Oil Sands Ltd. (Canada)†(f)	9.40%		9/1/2021	$2,206	$2,652,656
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	17,210	17,704,788
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	63,188	64,530,745
Cenovus Energy, Inc. (Canada)(f)	5.70%		10/15/2019	4,445	4,687,820
CNOOC Finance 2013 Ltd. (Hong Kong)(f)	1.75%		5/9/2018	35,640	35,576,917
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(f)	2.625%		5/5/2020	41,367	41,383,474
Continental Resources, Inc.	5.00%		9/15/2022	86,854	88,808,215
Devon Energy Corp.	2.25%		12/15/2018	12,369	12,312,142
Devon Energy Corp.	4.00%		7/15/2021	11,929	12,400,530
Devon Energy Corp.	6.30%		1/15/2019	4,694	4,869,757
Eclipse Resources Corp.	8.875%		7/15/2023	27,902	28,669,305
Encana Corp. (Canada)(f)	3.90%		11/15/2021	30,214	31,159,533
Encana Corp. (Canada)(f)	6.50%		5/15/2019	91,651	96,665,976
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%		8/15/2021	50,339	52,313,547
Endeavor Energy Resources LP/EER Finance, Inc.†	8.125%		9/15/2023	11,582	12,453,546
Eni SpA (Italy)†(f)	4.15%		10/1/2020	25,456	26,435,384
Gulfport Energy Corp.	6.625%		5/1/2023	21,250	21,834,375
KazMunayGas National Co. JSC (Kazakhstan)†(f)	9.125%		7/2/2018	71,128	73,900,569
Kosmos Energy Ltd.†	7.875%		8/1/2021	2,000	2,055,000
Lukoil International Finance BV (Netherlands)†(f)	3.416%		4/24/2018	56,420	56,677,614
Matador Resources Co.	6.875%		4/15/2023	50,111	53,117,660
Motiva Enterprises LLC†	5.75%		1/15/2020	15,912	16,885,082
Newfield Exploration Co.	5.75%		1/30/2022	33,650	36,131,687
Nexen Energy ULC (Canada)(f)	6.20%		7/30/2019	8,005	8,450,542
Noble Energy, Inc.	5.625%		5/1/2021	51,766	53,147,561
Oasis Petroleum, Inc.	6.875%		3/15/2022	32,609	33,301,941
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018	31,150	623
PDC Energy, Inc.	7.75%		10/15/2022	31,074	32,326,593
Petrobras Global Finance BV (Netherlands)(f)	6.125%		1/17/2022	21,967	23,449,772
Petroleos Mexicanos (Mexico)(f)	3.125%		1/23/2019	22,107	22,328,070
Petroleos Mexicanos (Mexico)(f)	5.50%		2/4/2019	84,281	87,298,260
Petroleos Mexicanos (Mexico)(f)	8.00%		5/3/2019	25,819	27,871,610
Phillips 66†	2.009% (3 Mo. LIBOR + .65%	)#	4/15/2019	12,634	12,648,131
Pioneer Natural Resources Co.	3.45%		1/15/2021	18,534	19,011,809
Pioneer Natural Resources Co.	3.95%		7/15/2022	10,975	11,438,365
Pioneer Natural Resources Co.	6.875%		5/1/2018	27,958	28,506,301
Pioneer Natural Resources Co.	7.50%		1/15/2020	12,709	14,012,732
Range Resources Corp.	5.75%		6/1/2021	41,339	42,992,560

See Notes to Financial Statements.	309

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(f)	6.75%		9/30/2019	$17,425	$18,693,379
Resolute Energy Corp.	8.50%		5/1/2020	43,142	44,004,840
RSP Permian, Inc.	6.625%		10/1/2022	5,952	6,279,360
Sable Permian Resources Land LLC†	13.00%		11/30/2020	25,716	30,152,010
Sanchez Energy Corp.	6.125%		1/15/2023	18,634	15,815,608
Seven Generations Energy Ltd. (Canada)†(f)	6.75%		5/1/2023	1,865	1,990,888
Seven Generations Energy Ltd. (Canada)†(f)	6.875%		6/30/2023	31,263	33,412,331
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	24,600	24,654,046
Sinopec Group Overseas Development 2017 Ltd. (China)†(f)	2.25%		9/13/2020	41,600	41,185,414
SM Energy Co.	6.50%		11/15/2021	48,673	49,281,412
SM Energy Co.	6.50%		1/1/2023	9,819	9,966,285
Statoil ASA (Norway)†(f)	7.875%		12/9/2022	10,000	12,262,573
Sunoco LP/Sunoco Finance Corp.	5.50%		8/1/2020	29,336	30,197,012
YPF SA (Argentina)(f)	8.916% (3 Mo. LIBOR + 7.50%	)#	8/15/2018	6,618	6,782,653
Total					1,617,715,204

Oil: Crude Producers 3.74%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%		10/1/2020	32,927	33,464,122
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	40,317	42,879,145
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	44,619	48,645,865
Boardwalk Pipelines LP	5.20%		6/1/2018	11,244	11,386,347
Buckeye Partners LP	2.65%		11/15/2018	52,009	52,218,977
Buckeye Partners LP	4.875%		2/1/2021	8,840	9,323,864
Buckeye Partners LP	5.50%		8/15/2019	6,313	6,580,409
Buckeye Partners LP	6.05%		1/15/2018	40,122	40,307,385
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	30,945	31,000,698
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	49,536	50,366,496
DCP Midstream Operating LP†	9.75%		3/15/2019	36,014	39,255,260
Enbridge Energy LP	7.00%		10/1/2018	2,745	2,838,568
Enbridge Energy Partners LP	5.20%		3/15/2020	12,979	13,668,916
Enbridge Energy Partners LP	6.50%		4/15/2018	21,791	22,156,233
Enbridge Energy Partners LP	9.875%		3/1/2019	77,134	83,919,979
Energy Transfer LP	4.15%		10/1/2020	975	1,009,469
Energy Transfer LP	9.00%		4/15/2019	97,985	106,324,482
Energy Transfer LP	9.70%		3/15/2019	53,289	57,934,251

310	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer LP	5.20%	2/1/2022	$3,253	$3,486,322
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	1,534	1,593,444
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,739	14,665,695
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	29,326	31,483,789
Gulf South Pipeline Co. LP	4.00%	6/15/2022	4,574	4,720,736
Kinder Morgan Energy Partners LP	5.00%	10/1/2021	5,770	6,168,442
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	12,547	13,409,124
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	67,135,460
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	55,503	55,950,733
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	15,763	17,093,858
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	295	321,550
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	7,040	7,555,196
Kinder Morgan, Inc.	2.00%	12/1/2017	3,495	3,495,000
Kinder Morgan, Inc.†	5.00%	2/15/2021	16,878	17,989,971
Kinder Morgan, Inc.†	5.625%	11/15/2023	8,299	9,147,708
Kinder Morgan, Inc.	7.25%	6/1/2018	61,509	63,075,504
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	53,372,985
MPLX LP	5.50%	2/15/2023	111,795	115,153,444
NGPL PipeCo LLC†	4.375%	8/15/2022	7,186	7,392,597
Northwest Pipeline LLC	6.05%	6/15/2018	2,475	2,530,606
ONEOK Partners LP	3.20%	9/15/2018	22,847	23,036,468
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	20,222	20,768,069
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,925	2,108,914
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,767	21,539,532
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,584	9,811,620
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	185,910	199,880,311
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	64,506	71,055,079
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	788,038
Spectra Energy Capital LLC	6.20%	4/15/2018	2,930	2,973,408
Spectra Energy Partners LP	2.95%	9/25/2018	2,000	2,014,436
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,649,123
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	9,125	9,089,666
Sunoco Logistics Partners Operations LP	4.65%	2/15/2022	608	638,369
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,216,998
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	19,097,852
Texas Gas Transmission LLC†	4.50%	2/1/2021	11,757	12,280,354
TransCanada PipeLines Ltd. (Canada)(f)	6.50%	8/15/2018	1,205	1,242,605

See Notes to Financial Statements.	311

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
TransCanada PipeLines Ltd. (Canada)(f)	7.125%		1/15/2019	$400	$421,561
Western Gas Partners LP	2.60%		8/15/2018	4,961	4,973,589
Williams Partners LP/ACMP Finance Corp.	4.875%		3/15/2024	20,652	21,554,699
Total					1,590,163,321

Oil: Integrated Domestic 0.41%
FTS International, Inc.†	8.82% (3 Mo. LIBOR + 7.50%	)#	6/15/2020	2,311	2,357,220
National Oilwell Varco, Inc.	1.35%		12/1/2017	35,706	35,706,000
National Oilwell Varco, Inc.	2.60%		12/1/2022	39,814	38,980,306
SESI LLC	7.125%		12/15/2021	30,525	31,288,125
TechnipFMC plc (United Kingdom)†(f)	3.45%		10/1/2022	2,514	2,524,685
Weatherford International Ltd.	9.625%		3/1/2019	60,120	64,328,400
Total					175,184,736

Real Estate Investment Trusts 1.40%
Brixmor Operating Partnership LP	3.875%		8/15/2022	43,248	44,452,593
CBRE Services, Inc.	5.00%		3/15/2023	45,916	47,189,276
Country Garden Holdings Co. Ltd. (China)(f)	7.50%		3/9/2020	5,664	5,921,474
DDR Corp.	3.50%		1/15/2021	17,956	18,180,656
DDR Corp.	4.625%		7/15/2022	11,481	12,055,570
DDR Corp.	7.50%		7/15/2018	11,003	11,359,726
EPR Properties	7.75%		7/15/2020	71,231	79,337,155
First Industrial LP	7.50%		12/1/2017	3,945	3,945,000
HCP, Inc.	2.625%		2/1/2020	3,505	3,522,343
HCP, Inc.	3.75%		2/1/2019	33,147	33,586,717
HCP, Inc.	4.00%		12/1/2022	9,334	9,771,668
HCP, Inc.	5.375%		2/1/2021	2,618	2,820,998
Healthcare Realty Trust, Inc.	5.75%		1/15/2021	17,146	18,897,505
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	7,782	7,783,651
Healthcare Trust of America Holdings LP	3.375%		7/15/2021	260	265,692
Kilroy Realty LP	4.80%		7/15/2018	22,297	22,594,453
Kilroy Realty LP	6.625%		6/1/2020	17,727	19,376,381
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.125%		3/20/2022	37,590	38,082,310
Regency Centers LP	4.80%		4/15/2021	2,884	3,059,103
Senior Housing Properties Trust	3.25%		5/1/2019	390	392,783
SL Green Operating Partnership LP	3.25%		10/15/2022	4,710	4,709,673
SL Green Realty Corp.	4.50%		12/1/2022	9,201	9,666,859
SL Green Realty Corp.	5.00%		8/15/2018	11,525	11,699,956
SL Green Realty Corp.	7.75%		3/15/2020	40,440	44,700,961

312	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP	3.00%		2/6/2019	$106,566	$107,260,652
VEREIT Operating Partnership LP	4.125%		6/1/2021	12,830	13,349,378
Welltower, Inc.	2.25%		3/15/2018	1,784	1,786,650
Weyerhaeuser Co.	4.70%		3/15/2021	14,433	15,354,913
Weyerhaeuser Co.	7.375%		10/1/2019	5,227	5,698,693
Total					596,822,789

Retail 0.27%
Best Buy Co., Inc.	5.00%		8/1/2018	4,917	5,010,707
Marks & Spencer plc (United Kingdom)†(f)	6.25%		12/1/2017	17,020	17,020,000
PVH Corp.	4.50%		12/15/2022	23,482	23,951,640
Rite Aid Corp.	6.75%		6/15/2021	48,296	48,054,520
Tapestry, Inc.	3.00%		7/15/2022	18,672	18,596,620
Total					112,633,487

Savings & Loan 0.09%
People’s United Financial, Inc.	3.65%		12/6/2022	38,559	39,437,103

Steel 0.31%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(f)	6.50%		5/15/2021	26,529	27,722,805
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	39,394	40,723,548
U.S. Steel Corp.†	8.375%		7/1/2021	56,647	61,957,656
Total					130,404,009

Technology 0.48%
Alibaba Group Holding Ltd. (China)(b)(f)	2.80%		6/6/2023	17,865	17,923,212
Baidu, Inc. (China)(f)	2.75%		6/9/2019	21,550	21,717,896
Baidu, Inc. (China)(f)	3.25%		8/6/2018	26,100	26,268,841
eBay, Inc.	1.857% (3 Mo. LIBOR + .48%	)#	8/1/2019	500	501,749
Expedia, Inc.	7.456%		8/15/2018	51,930	53,821,487
Tencent Holdings Ltd. (China)†(f)	3.375%		5/2/2019	32,546	33,016,516
TIBCO Software, Inc.†	11.375%		12/1/2021	39,604	43,168,360
VeriSign, Inc.	4.625%		5/1/2023	5,744	5,937,860
Total					202,355,921

Telecommunications 0.69%
BellSouth LLC†	4.285%		4/26/2021	190,775	192,575,657
GCI, Inc.	6.75%		6/1/2021	18,636	18,985,425
GTH Finance BV (Netherlands)†(f)	6.25%		4/26/2020	9,400	9,970,336

See Notes to Financial Statements.	313

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Intelsat Jackson Holdings SA (Luxembourg)(f)	7.25%		10/15/2020	$43,410	$41,239,500
Level 3 Parent LLC	5.75%		12/1/2022	5,042	5,101,647
Nortel Networks Ltd. (Canada)(c)(f)	10.75%		7/15/2016	60,959	4,800,521
SK Telecom Co., Ltd. (South Korea)†(f)	2.125%		5/1/2018	9,401	9,391,697
T-Mobile USA, Inc.	6.125%		1/15/2022	3,723	3,862,612
Telenor ASA (Norway)(f)	1.75%		5/22/2018	7,700	7,697,536
Total					293,624,931

Textiles Products 0.04%
Springs Industries, Inc.	6.25%		6/1/2021	18,330	18,788,250

Transportation: Miscellaneous 0.08%
Asciano Finance Ltd. (Australia)†(f)	5.00%		4/7/2018	21,224	21,411,131
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	10,534	10,955,360
XPO Logistics, Inc.†	6.50%		6/15/2022	3,094	3,244,833
Total					35,611,324

Utilities 0.02%
United Utilities plc (United Kingdom)(f)	4.55%		6/19/2018	1,500	1,518,191
United Utilities plc (United Kingdom)(f)	5.375%		2/1/2019	8,474	8,762,313
Total					10,280,504
Total Corporate Bonds (cost $15,807,414,992)					15,820,712,856

FLOATING RATE LOANS(i) 3.60%

Aerospace/Defense 0.01%
Gol LuxCo S.A. Term Loan (Luxembourg)(f)	6.50%		8/31/2020	4,615	4,753,450

Biotechnology Research & Production 0.42%
Gilead Sciences, Inc. Term Loan	2.218% (3 Mo. LIBOR + 0.88%	)	10/4/2018	46,535	46,505,915
Gilead Sciences, Inc. Three Year Term Loan	2.495% (3 Mo. LIBOR + 1.00%	)	10/5/2020	130,307	130,469,884	(j)
Total					176,975,799

Chemicals 0.35%
Celanese U.S. Holdings LLC Term Loan	2.742% (1 Mo. LIBOR + 1.50%	)	7/15/2021	45,939	46,025,624
E.I. du Pont de Nemours and Company Delayed Draw Term Loan A	2.35% (3 Mo. LIBOR + 1.00%	)	3/22/2022	25,848	25,815,468	(j)
FMC Corporation Term Loan A	2.60% (1 Mo. LIBOR + 1.25%	)	4/21/2020	8,415	8,430,778	(j)

314	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Chemicals (continued)
Mosaic Company (The) Term Loan	2.813% (1 Mo. LIBOR + 1.50%	)	11/18/2021		$62,435	$62,669,138	(j)
Sherwin-Williams Company (The) Term Loan A	2.62% (1 Mo. LIBOR + 1.25%	)	4/13/2021		3,972	3,971,625
Total						146,912,633

Computer Hardware 0.47%
Dell International L.L.C. Replacement Term Loan A2	3.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021		100,421	100,519,674
Dell International L.L.C. Replacement Term Loan A3	2.85% (1 Mo. LIBOR + 1.50%	)	12/31/2018		81,265	81,374,815
Everett SpinCo, Inc Tranche Term Loan A2	–	(k)	12/16/2019		18,811	18,763,896	(j)
Total						200,658,385

Containers 0.06%
Ball Corp. USD Term Loan A	3.10% (1 Mo. LIBOR + 1.75%	)	3/18/2021		16,245	16,305,919
Ball UK Aquisition Ltd. EUR Term Loan A(d)	1.75% (1 Mo. EURIBOR + 1.75%	)	3/18/2021	EUR	2,825	3,389,809	(j)
WestRock Co. Closing Date Term Loan	2.475% (1 Mo. LIBOR + 1.13%	)	7/1/2020		$5,958	5,957,856	(j)
Total						25,653,584

Drugs 0.11%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(f)	2.828% (3 Mo. LIBOR + 1.50%	)	11/16/2020		48,619	47,767,753	(j)

Electric: Power 0.29%
Energy Future Intermediate Holding Co.
LLC DIP Term Loan	4.283% (1 Mo. LIBOR + 3.00%) - 4.350%		6/30/2018		39,138	39,312,751
FirstEnergy Corp. Term Loan	3.00% (1 Mo. LIBOR + 1.75%	)	12/6/2021		84,386	84,069,553	(j)
Total						123,382,304

Electrical Equipment 0.14%
Analog Devices, Inc. 3 Year Term Loan	2.375% (1 Mo. LIBOR + 1.13%	)	3/10/2020		61,693	61,692,840	(j)

Electronics 0.05%
Keysight Technologies, Inc. Delayed Draw Term Loan	2.75% (1 Mo. LIBOR + 1.25%	)	4/20/2020		21,284	21,288,921	(j)

Food 0.04%
Amplify Snack Brands, Inc. Term Loan	6.75% (3 Mo. LIBOR + 5.50%	)	9/2/2023		18,418	17,865,421

See Notes to Financial Statements.	315

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.22%
Zimmer Biomet Holdings, Inc. Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	9/30/2019	$58,813	$58,849,958	(j)
Zimmer Holdings, Inc. Term Loan	2.725% (1 Mo. LIBOR + 1.38%	)	6/24/2020	34,861	34,817,665	(j)
Total					93,667,623

Health Care Services 0.07%
Highland Acquisition Holdings LLC. Initial Term Loan	6.85% (1 Mo. LIBOR + 5.50%	)	11/30/2022	15,800	15,839,500
Laboratory Corp. of America Holdings Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	12/19/2019	13,636	13,652,688	(j)
Total					29,492,188

Investment Management Companies 0.05%
RPI Finance Trust Initial Term Loan A3	3.443% (1 Mo. LIBOR + 1.75%	)	11/10/2021	23,418	23,461,909

Lodging 0.10%
VML US Finance, LLC USD New Initial Term Loan	–	(k)	5/31/2022	42,050	41,629,500	(j)

Machinery: Industrial/Specialty 0.03%
Flowserve Corp. 2012 Term Loan	2.583% (3 Mo. LIBOR + 1.25%	)	10/14/2020	11,183	11,217,445	(j)

Manufacturing 0.07%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(f)	3.093% (3 Mo. LIBOR + 1.75%	)	3/2/2020	30,795	30,766,087

Media 0.17%
Charter Communications Operating, LLC Term Loan E1	3.35% (1 Mo. LIBOR + 2.00%	)	7/1/2020	72,489	72,831,194

Miscellaneous 0.15%
Harris Corp. 3 Year Tranche Term Loan	2.85% (1 Mo. LIBOR + 1.50%	)	5/29/2018	3,627	3,636,504	(j)
Rockwell Collins, Inc. Term Loan	2.495% (1 Mo. LIBOR + 1.25%	)	12/16/2019	53,801	53,868,632	(j)
UTEX Industries Inc. Initial Term Loan	5.569% (3 Mo. LIBOR + 4.00%	)	5/22/2021	4,641	4,504,671
Total					62,009,807

Office Furniture & Business Equipment 0.04%
Eastman Chemical Company Term Loan	2.60% (1 Mo. LIBOR + 1.25%	)	12/15/2021	17,376	17,278,260	(j)

316	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 0.04%
Noble Energy, Inc. Initial Term Loan	2.463% (1 Wk. LIBOR + 1.25%	)	1/6/2019	$4,189	$4,199,902	(j)
Petroleos Mexicanos Term Loan (Mexico)(f)	–	(k)	2/14/2020	12,268	11,991,970	(j)
Total					16,191,872

Oil: Crude Producers 0.14%
Buckeye Partners L.P. Delayed Draw Term Loan	2.70% (1 Mo. LIBOR + 1.35%	)	9/30/2019	44,233	44,122,417	(j)
ONEOK Partners, L.P. Term Loan	2.65% (1 Mo. LIBOR + 1.30%	)	1/8/2019	14,549	14,558,491	(j)
Total					58,680,908

Real Estate Investment Trusts 0.20%
American Tower Corporation Term Loan	2.60% (1 Wk. LIBOR + 1.25%	)	1/31/2022	83,644	83,121,225

Retail 0.36%
Burlington Coat Factory Warehouse Corporation Term Loan B5	3.77% (1 Mo. LIBOR + 2.50%	)	11/7/2024	46,165	46,274,818
PVH Corp. Tranche A Term Loan	2.766% (1 Mo. LIBOR + 1.50%	)	2/13/2019	79,023	78,986,724
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.085% (1 Wk. LIBOR + 3.88%	)	6/21/2021	26,982	27,083,183
Total					152,344,725

Technology 0.02%
Symantec Corp. Term Loan A1	2.75% (1 Mo. LIBOR + 1.50%	)	5/10/2019	1,215	1,214,625
Symantec Corp. Term Loan A2	2.938% (3 Mo. LIBOR + 1.50%	)	8/1/2019	1,778	1,777,635
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.313% (1 Mo. LIBOR + 2.00%	)	1/19/2021	7,227	7,247,968
Total					10,240,228
Total Floating Rate Loans (cost $1,526,568,767)					1,529,884,061

FOREIGN BOND 0.00%
Dommo Energia SA(c)(d) (cost $1,263,782)	1.00%		12/31/2099	BRL 395	152,533	(e)

FOREIGN GOVERNMENT OBLIGATIONS(f) 0.28%

Argentina 0.06%
Republic of Argentina	5.625%		1/26/2022	23,684	24,915,568

Brunei 0.02%
Government of Bermuda†	4.138%		1/3/2023	7,612	8,023,277

See Notes to Financial Statements.	317

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.00%
Dominican Republic†	9.04%		1/23/2018	$1,517	$1,533,497

Indonesia 0.14%
Republic of Indonesia†	3.70%		1/8/2022	19,546	20,156,793
Republic of Indonesia†	3.75%		4/25/2022	37,400	38,615,762
Total					58,772,555

Qatar 0.06%
State of Qatar†	5.25%		1/20/2020	23,718	25,006,243
Total Foreign Government Obligations (cost $116,768,168)					118,251,140

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.53%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.691%	#(l)	10/25/2030	51,714	52,361,252
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301%	#(l)	9/25/2044	4,165	4,203,152
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169%	#(l)	11/25/2044	6,835	6,914,545
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.02%	#(l)	1/25/2047	8,377	8,483,808
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.882%	#(l)	2/25/2045	6,800	6,853,282
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#(l)	4/25/2045	32,745	33,240,655
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872%	#(l)	4/25/2045	10,007	10,081,220
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942%	#(l)	6/25/2047	11,400	11,587,083
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#(l)	8/25/2045	17,975	18,241,080
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684%	#(l)	8/25/2045	20,300	20,390,075
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.477%	#(l)	5/25/2045	12,100	12,240,677
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#(l)	4/25/2046	35,440	35,737,122
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071%	#(l)	10/25/2047	38,988	39,188,468
Federal Home Loan Mortgage Corp. K061 X1 IO	0.305%	#(l)	11/25/2026	574,292	8,846,964
Federal Home Loan Mortgage Corp. K503 X1 IO	0.588%	#(l)	8/25/2019	267,296	1,413,941
Federal Home Loan Mortgage Corp. K722 X1 IO	1.442%	#(l)	3/25/2023	203,706	11,405,886
Government National Mortgage Assoc. 2013-162 A	2.75%	#(l)	9/16/2046	9,602	9,398,635
Government National Mortgage Assoc. 2013-171 IO	0.944%	#(l)	6/16/2054	42,333	2,630,721
Government National Mortgage Assoc. 2013-193 IO	0.934%	#(l)	1/16/2055	91,723	5,779,046
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	36,576	36,440,979
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	20,510	20,437,283
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15,720	15,556,887
Government National Mortgage Assoc. 2014-15 IO	0.772%	#(l)	8/16/2054	44,585	2,393,953
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(l)	3/16/2055	15,149	14,979,187

318	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-172 A	3.05%	#(l)	1/16/2049	$9,522	$9,550,783
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	39,186	38,764,829
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	10,045	10,016,868
Government National Mortgage Assoc.2014-64 IO	1.176%	#(l)	12/16/2054	47,669	3,262,840
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,545	4,434,234
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	5,460	5,445,321
Government National Mortgage Assoc.2014-78 IO	0.607%	#(l)	3/16/2056	46,641	2,171,940
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	25,696	25,750,133
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	34,536	34,302,273
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(l)	5/16/2054	25,367	25,229,557
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	15,657	15,703,230
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	15,029	15,052,175
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	48,065	46,901,791
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,696	33,242,873
Government National Mortgage Assoc.2017-100 AS	2.75%		2/16/2058	37,223	36,693,926
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(l)	8/16/2051	23,898	23,523,836
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	57,379	55,907,351
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	60,364	59,262,044
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	46,511	45,860,912
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	70,253	69,276,908
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	69,483	68,656,524
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	69,864	68,889,456
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,568	45,674,978
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	56,852	56,046,665
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	47,973	47,139,183
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	23,202	22,699,373
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23,235	22,728,867
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	46,388	45,452,097
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	43,835	43,534,303
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,653	36,172,267
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	51,154	50,519,466
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	45,300	44,976,842
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,524,898,344)					1,501,649,746

See Notes to Financial Statements.	319

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.03%
Federal Home Loan Bank	1.125%		4/25/2018	$167,470	$167,275,735
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	62,291	62,206,284
Federal Home Loan Mortgage Corp.	3.111% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	4,124	4,217,915
Federal Home Loan Mortgage Corp.	3.124% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	4,036	4,125,255
Federal Home Loan Mortgage Corp.	3.337% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	5,761	6,043,139
Federal Home Loan Mortgage Corp.	3.388% (12 Mo. LIBOR + 1.83%	)#	6/1/2042	19,545	20,427,360
Federal Home Loan Mortgage Corp.	3.393% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	2,785	2,910,956
Federal Home Loan Mortgage Corp.	3.418% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	13,673	14,363,807
Federal Home Loan Mortgage Corp.	3.431% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	6,809	7,189,430
Federal Home Loan Mortgage Corp.	3.445% (12 Mo. LIBOR + 1.77%	)#	10/1/2038	8,412	8,858,341
Federal Home Loan Mortgage Corp.	3.494% (12 Mo. LIBOR + 1.78%	)#	12/1/2039	13,637	14,331,195
Federal Home Loan Mortgage Corp.	3.514% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	7,380	7,857,103
Federal Home Loan Mortgage Corp.	3.524% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	18,162	19,148,712
Federal Home Loan Mortgage Corp.	3.549% (12 Mo. LIBOR + 1.82%	)#	6/1/2041	4,797	5,061,584
Federal Home Loan Mortgage Corp.	3.567% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	5,775	6,122,284
Federal Home Loan Mortgage Corp.	3.573% (12 Mo. LIBOR + 1.81%	)#	5/1/2037	5,284	5,535,910
Federal Home Loan Mortgage Corp.	3.632% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	8,906	9,441,588
Federal Home Loan Mortgage Corp.	3.647% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	16,426	17,438,919
Federal Home Loan Mortgage Corp.	3.688% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	8,508	8,817,793
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,401	14,458,374
Federal National Mortgage Assoc.	2.697% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	18,628	18,918,044
Federal National Mortgage Assoc.	2.715% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	16,175	16,426,440

320	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.84% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	$19,203	$19,542,136
Federal National Mortgage Assoc.	2.909% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	14,039	14,323,555
Federal National Mortgage Assoc.	2.948% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	30,007	30,682,519
Federal National Mortgage Assoc.	2.997% (12 Mo. LIBOR + 1.26%	)#	6/1/2038	5,889	6,085,839
Federal National Mortgage Assoc.	3.036% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	5,624	5,952,694
Federal National Mortgage Assoc.	3.104% (12 Mo. LIBOR + 1.46%	)#	12/1/2035	19,669	20,495,303
Federal National Mortgage Assoc.	3.132% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	6,180	6,511,117
Federal National Mortgage Assoc.	3.138% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	19,269	20,190,917
Federal National Mortgage Assoc.	3.209% (12 Mo. LIBOR + 1.52%	)#	2/1/2036	9,284	9,706,299
Federal National Mortgage Assoc.	3.238% (12 Mo. LIBOR + 1.54%	)#	3/1/2039	7,907	8,272,558
Federal National Mortgage Assoc.	3.25% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	16,745	17,496,823
Federal National Mortgage Assoc.	3.30% (12 Mo. LIBOR + 1.78%	)#	1/1/2041	16,824	17,646,156
Federal National Mortgage Assoc.	3.302% (12 Mo. LIBOR + 1.61%	)#	3/1/2038	10,994	11,503,023
Federal National Mortgage Assoc.	3.304% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	10,534	11,082,127
Federal National Mortgage Assoc.	3.331% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	14,730	15,483,175
Federal National Mortgage Assoc.	3.332% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	6,053	6,333,567
Federal National Mortgage Assoc.	3.352% (12 Mo. LIBOR + 1.62%	)#	4/1/2038	13,546	14,219,850
Federal National Mortgage Assoc.	3.353% (12 Mo. LIBOR + 1.58%	)#	11/1/2036	5,890	6,154,201
Federal National Mortgage Assoc.	3.362% (12 Mo. LIBOR + 1.64%	)#	9/1/2036	7,588	7,991,831
Federal National Mortgage Assoc.	3.364% (12 Mo. LIBOR + 1.67%	)#	12/1/2036	6,830	7,194,222
Federal National Mortgage Assoc.	3.376% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	7,158	7,518,159

See Notes to Financial Statements.	321

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.395% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	$7,860	$8,274,423
Federal National Mortgage Assoc.	3.396% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	7,152	7,493,537
Federal National Mortgage Assoc.	3.402% (12 Mo. LIBOR + 1.70%	)#	7/1/2040	10,236	10,729,769
Federal National Mortgage Assoc.	3.461% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	12,971	13,567,962
Federal National Mortgage Assoc.	3.462% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	12,121	12,801,225
Federal National Mortgage Assoc.	3.471% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	9,687	10,157,434
Federal National Mortgage Assoc.	3.479%	#	10/1/2036- 10/1/2036	18,648	19,662,427
Federal National Mortgage Assoc.	3.484% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	5,956	6,265,336
Federal National Mortgage Assoc.	3.545% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	4,615	4,826,655
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	20,076	20,988,573
Federal National Mortgage Assoc.	3.612% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	6,352	6,731,887
Federal National Mortgage Assoc.	3.682% (12 Mo. LIBOR + 1.81%	)#	1/1/2042	17,103	17,670,551
Federal National Mortgage Assoc.	3.695% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	8,829	9,142,334
Federal National Mortgage Assoc.	4.183% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	5,112	5,358,912
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,161	1,295,285
Total Government Sponsored Enterprises Pass-Throughs (cost $864,536,968)					860,528,549

MUNICIPAL BONDS 0.40%

Miscellaneous
IL State GO	2.77%		4/1/2018	9,500	9,513,965
IL State GO	4.35%		6/1/2018	3,812	3,845,241
IL State GO	5.297%		4/1/2018	3,375	3,407,366
IL State GO	5.375%		7/1/2018	700	711,291
IL State GO	6.20%		7/1/2021	232	243,572
Illinois	3.90%		1/1/2018	8,780	8,791,590
Illinois	4.95%		6/1/2023	3,971	4,140,363
Illinois	5.665%		3/1/2018	40,980	41,329,149

322	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
Illinois	5.877%		3/1/2019	$12,385	$12,817,484
New Jersey Econ Dev Auth	1.648%		3/1/2018	1,000	998,700
New Jersey Econ Dev Auth	2.421%		6/15/2018	20,745	20,757,447
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	12,892,608
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	7,750	7,295,850
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,038,380
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	14,980	14,900,756
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	280	280,202
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2018	1,140	1,158,559
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,271,920
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,273,083
San Luis Opispo Cnty CA	7.45%		9/1/2019	6,450	6,950,004
Total Municipal Bonds (cost $169,234,570)					169,617,530

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.63%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%	#(l)	8/10/2035	214,200	4,147,126
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	82,086	81,970,156	(a)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	26,512	27,130,186
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	11,055,824
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	19,971	19,808,108
Aventura Mall Trust 2013-AVM A†	3.867%	#(l)	12/5/2032	43,213	44,693,077
Aventura Mall Trust 2013-AVM D†	3.867%	#(l)	12/5/2032	11,000	11,198,880
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	2.639% (1 Mo. LIBOR + 1.40%	)#	6/15/2028	10,000	9,982,808
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808%	#(l)	6/15/2028	215,533	215,654,625
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%	#(l)	6/15/2028	23,050	23,005,643
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%	#(l)	6/15/2028	23,040	23,039,509
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	30,251	32,022,837
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.161%	#(l)	7/15/2049	88,401	9,663,244
Banc of America Re-REMIC Trust 2010-UB5 A4B†	6.062%	#(l)	2/17/2051	2,469	2,466,595
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.68% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	7,335	7,347,934
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	2.10% (1 Mo. LIBOR + .85%	)#	8/15/2032	19,200	19,213,862

See Notes to Financial Statements.	323

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	$71,213	$70,193,358
BB-UBS Trust 2012-TFT B†	3.584%	#(l)	6/5/2030	7,850	7,689,106
BB-UBS Trust 2012-TFT C†	3.584%	#(l)	6/5/2030	14,354	13,948,023
BBCMS Mortgage Trust 2017-DELC A†	2.10% (1 Mo. LIBOR + .85%	)#	8/15/2036	53,253	53,265,868
BBCMS Mortgage Trust 2017-GLKS B†	2.451% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	23,607	23,651,263
BBCMS Mortgage Trust 2017-GLKS C†	2.651% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	3,218	3,224,034
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,598,965
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,824,265
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,657,610
BBCMS Trust 2015-STP C†	4.427%	#(l)	9/10/2028	23,900	24,285,665
BBCMS Trust 2015-STP XA IO†	1.104%	#(l)	9/10/2028	335,394	8,366,395
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	33,658	32,664,558
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,858	5,092,579
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(l)	3/10/2033	103,040	2,816,176
BX Trust 2017-APPL A†	2.13% (1 Mo. LIBOR + .88%	)#	7/15/2034	38,361	38,483,924
BX Trust 2017-APPL D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	25,240	25,349,004
BX Trust 2017-APPL E†	4.40% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	38,733	38,994,192
BX Trust 2017-SLCT A†	2.17% (1 Mo. LIBOR + .92%	)#	7/15/2034	41,613	41,811,648
BX Trust 2017-SLCT B†	2.45% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	36,229	36,299,465
BX Trust 2017-SLCT C†	2.65% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	22,076	22,119,039
BX Trust 2017-SLCT D†	3.30% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	86,754	87,049,285
BX Trust 2017-SLCT E†	4.40% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	65,885	66,369,031
BX Trust 2017-SLCT F†	5.50% (1 Mo. LIBOR + 4.25%	)#	7/15/2034	31,810	32,142,825
BXP Trust 2017-CQHP A†	2.10% (1 Mo. LIBOR + .85%	)#	11/15/2034	30,609	30,903,208
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	114,551	117,607,793
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	70,044	71,979,666
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	41,929	43,126,283
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(l)	10/15/2034	28,230	28,756,913
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(l)	10/15/2034	88,052	84,442,308
Caesars Palace Las Vegas Trust 2017-VICI XA†(b)	0.823%	#(l)	10/15/2034	495,108	18,727,460
Caesars Palace Las Vegas Trust 2017-VICI XB†(b)	0.393%	#(l)	10/15/2034	314,538	6,138,209
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945%	#(l)	12/15/2047	8,307	9,075,615
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.916%	#(l)	5/10/2058	70,762	7,601,580
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.35%	#(l)	11/10/2049	160,167	12,745,467
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.938%	#(l)	12/10/2054	149,821	8,263,927
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,825,962

324	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	$15,195	$15,323,617
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,264,128
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(l)	3/25/2049	12,715	12,631,269
Chicago Skyscraper Trust 2017-SKY A†	2.05% (1 Mo. LIBOR + .80%	)#	2/15/2030	108,088	108,465,962
Chicago Skyscraper Trust 2017-SKY B†	2.35% (1 Mo. LIBOR + 1.10%	)#	2/15/2030	14,540	14,572,799
Chicago Skyscraper Trust 2017-SKY C†	2.50% (1 Mo. LIBOR + 1.25%	)#	2/15/2030	8,301	8,319,958
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	17,970	18,265,312
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.222%	#(l)	9/10/2045	218,445	1,587,655
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	36,416	36,427,063
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.872%	#(l)	4/10/2046	564,235	24,615,535
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	11,945,957
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#(l)	1/12/2030	8,600	8,595,996
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.403%	#(l)	5/10/2047	264,178	16,032,802
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.325%	#(l)	7/10/2047	120,131	1,820,429
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,278,542
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.567%	#(l)	2/10/2048	126,015	9,649,283
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.573%	#(l)	6/10/2048	251,242	6,473,280
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.043%	#(l)	11/10/2048	180,930	8,656,801
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.496%	#(l)	2/10/2049	102,840	8,307,743
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.806%	#(l)	4/10/2049	68,550	7,717,241
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	56,262	55,350,691
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,186,806

See Notes to Financial Statements.	325

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	$11,400	$11,111,921
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,639,000
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.378%	#(l)	7/25/2036	6,460	6,263,446
Citigroup Mortgage Loan Trust 2013-A†	3.00%	#(l)	5/25/2042	3,257	3,276,135
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.15%	#(l)	7/10/2046	17,961	19,146,999
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.285%	#(l)	7/10/2046	12,446	13,099,766
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,613,506
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.963%	#(l)	10/15/2045	239,820	15,513,063
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,298,426
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.383%	#(l)	12/10/2044	71,301	4,846,676
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	24,722	24,086,826
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(l)	8/10/2046	9,960	10,649,083
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,034	15,202,667
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	14,086	14,080,978
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.353%	#(l)	3/10/2046	273,331	13,807,291
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,016,572
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.739%	#(l)	6/10/2046	584,645	11,263,419
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,600,678
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	6,686	6,683,667
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	23,041	22,551,284
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.845% (1 Mo. LIBOR + 1.60%	)#	6/8/2030	14,775	14,793,816
Commercial Mortgage Pass-Through Certificates 2013-THL C†	3.245% (1 Mo. LIBOR + 2.00%	)#	6/8/2030	29,195	29,251,332

326	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.895% (1 Mo. LIBOR + 2.65%	)#	6/8/2030	$16,262	$16,296,705
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.995% (1 Mo. LIBOR + 3.75%	)#	6/8/2030	17,911	17,955,584
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389%	#(l)	3/10/2031	265,903	3,961,210
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.384%	#(l)	8/10/2047	113,367	5,792,228
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.129%	#(l)	12/10/2047	137,454	6,545,375
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.189% (1 Mo. LIBOR + 1.95%	)#	7/13/2031	10,279	10,385,367
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.40% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	11,824	11,741,486
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.105%	#(l)	10/10/2047	153,945	5,593,288
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,126,092
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.194%	#(l)	9/10/2047	260,100	10,906,392
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#(l)	5/10/2048	8,800	8,849,220
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.901%	#(l)	7/10/2050	189,091	6,858,265
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,383,921
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(l)	8/10/2029	7,193	7,232,468
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577%	#(l)	8/10/2029	6,850	6,701,212
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.971% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	87,912	88,273,072
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.551% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	56,507	56,789,865
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(l)	10/15/2034	482,843	9,143,018	(a)
Commercial Mortgage Trust 2006-GG7 AM	5.959%	#(l)	7/10/2038	32,689	32,940,832
Commercial Mortgage Trust 2016-CD1 XA IO	1.572%	#(l)	8/10/2049	120,640	11,160,304
Core Industrial Trust 2015-CALW XA IO†	0.939%	#(l)	2/10/2034	93,221	2,779,445
Core Industrial Trust 2015-WEST XA IO†	1.076%	#(l)	2/10/2037	183,565	10,890,342
Core Industrial Trust 2015-WEST XB IO†	0.844%	#(l)	2/10/2037	90,323	4,083,954

See Notes to Financial Statements.	327

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.531%	#(l)	2/15/2041	$21,726	$21,707,865
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	315	314,873
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,243,114
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,359,124
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.348% (1 Mo. LIBOR + .11%	)#	2/27/2037	3,870	3,779,216
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.103%	#(l)	6/26/2036	5,637	5,750,694
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00%	#(l)	7/27/2036	2,728	2,692,291
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00%	#(l)	6/27/2037	17,834	17,699,458
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(l)	9/15/2037	115,519	4,086,483
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.57% (1 Mo. LIBOR + 1.32%	)#	4/15/2029	10,441	10,455,627
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.10% (1 Mo. LIBOR + 1.85%	)#	4/15/2029	28,546	28,588,379
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.75% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	32,527	32,741,584
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.75% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	36,978	37,343,683
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.20% (1 Mo. LIBOR + .95%	)#	2/15/2031	28,438	28,513,146
Credit Suisse Mortgage Capital Certificates 2017-HD B†	2.60% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	12,038	12,070,370
Credit Suisse Mortgage Capital Certificates 2017-HD C†	2.95% (1 Mo. LIBOR + 1.70%	)#	2/15/2031	6,600	6,622,189
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.75% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	12,130	12,176,112
Credit Suisse Mortgage Capital Certificates 2017-HD E†	4.90% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	17,624	17,709,566
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,341	64,705,056
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,254,008
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,514,100

328	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(l)	4/5/2033	$9,850	$9,838,596
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	47,250,041	(a)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(l)	7/10/2034	8,250	8,435,831	(a)
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(l)	7/10/2034	9,093	8,931,432	(a)
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	15,409	15,740,776
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,067,822
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.968%	#(l)	1/15/2049	211,297	22,333,277
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.242%	#(l)	11/15/2049	238,458	15,656,309
DBJPM Mortgage Trust 2016-C3 XA IO	1.654%	#(l)	9/10/2049	198,222	20,176,584
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	12,588	12,851,132
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(l)	7/10/2044	6,825	7,263,029
DBUBS Mortgage Trust 2011-LC2A C†	5.727%	#(l)	7/10/2044	5,000	5,366,278
DBUBS Mortgage Trust 2011-LC2A D†	5.727%	#(l)	7/10/2044	22,828	23,877,069
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	150	150,444
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(l)	5/10/2044	9,200	9,528,762
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	19,661	19,625,969
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(l)	6/10/2034	38,850	752,727
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%	#(l)	12/15/2034	23,295	23,593,185
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(l)	12/15/2034	5,440	5,488,184
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495%	#(l)	12/15/2034	16,767	16,697,466
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	19,384	19,897,872
Great Wolf Trust 2017-WOLF D†	3.35% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	70,104	70,342,347
Great Wolf Trust 2017-WOLF E†	4.35% (1 Mo. LIBOR + 3.1%	)#	9/15/2034	80,835	81,264,484
Great Wolf Trust 2017-WOLF F†	5.32% (1 Mo. LIBOR + 4.07%	)#	9/15/2034	15,289	15,402,200
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	37,525	37,791,938
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,515,035
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#(l)	12/10/2027	22,300	22,487,159
GS Mortgage Securities Corp. II 2013-KING E†	3.55%	#(l)	12/10/2027	3,000	2,973,937
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	29,456	30,570,875
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267%	#(l)	4/10/2034	6,779	7,093,332
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	51,853	52,335,579
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,933,667

See Notes to Financial Statements.	329

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	$15,450	$15,460,772
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,725,106
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%	#(l)	2/10/2029	13,648	13,959,176
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	23,542	23,644,987
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	35,569,468
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	10,537	10,471,572
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.35% (1 Mo. LIBOR + .85%	)#	7/15/2032	30,659	30,583,741
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.60% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	10,811	10,644,187
GS Mortgage Securities Corp. Trust 2017-STAY C†	2.85% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	7,734	7,616,541
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.35% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	10,481	10,481,711
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	4,318	4,425,278
GS Mortgage Securities Trust 2011-GC3 C†	5.83%	#(l)	3/10/2044	5,000	5,339,637
GS Mortgage Securities Trust 2011-GC5 B†	5.565%	#(l)	8/10/2044	39,535	42,370,339
GS Mortgage Securities Trust 2012-GC6 B†	5.841%	#(l)	1/10/2045	14,812	16,131,880
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.145%	#(l)	1/10/2045	182,555	11,887,024
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,969,461
GS Mortgage Securities Trust 2012-GCJ9 IO	2.13%	#(l)	11/10/2045	92,761	7,451,300
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.43%	#(l)	11/10/2045	92,736	1,522,148
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	13,872	13,482,869
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	52,454	52,458,618
GS Mortgage Securities Trust 2013-GC12 XA IO	1.677%	#(l)	6/10/2046	510,942	29,570,565
GS Mortgage Securities Trust 2014-GC26 XA IO	1.218%	#(l)	11/10/2047	104,137	5,570,724
GS Mortgage Securities Trust 2015-GS1 XA IO	0.972%	#(l)	11/10/2048	95,701	4,895,233
GS Mortgage Securities Trust 2016-GS2 XA IO	1.818%	#(l)	5/10/2049	223,104	22,265,480
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,100,194	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,208,833	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	28,844,111	(a)
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	99,280	99,690,612	(a)
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	35,324	35,371,134	(a)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	12,277	12,120,401	(a)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,468,328	(a)
HILT Mortgage Trust 2014-ORL B†	2.45% (1 Mo. LIBOR + 1.20%	)#	7/15/2029	7,600	7,627,949
HILT Mortgage Trust 2014-ORL C†	2.85% (1 Mo. LIBOR + 1.60%	)#	7/15/2029	9,550	9,562,681

330	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust 2017-NSS A†	3.062%		7/5/2031	$33,687	$33,624,588
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,754,401
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,999,849
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,189,846
Hospitality Mortgage Trust 2017-HIT B†	2.424% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	14,008	14,036,397
Hospitality Mortgage Trust 2017-HIT C†	2.594% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	9,193	9,200,340
Hospitality Mortgage Trust 2017-HIT D†	3.394% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	31,875	31,960,361
Hospitality Mortgage Trust 2017-HIT E†	4.794% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	47,231	47,451,153
Hospitality Mortgage Trust 2017-HIT F†	5.744% (1 Mo. LIBOR + 4.50%	)#	5/8/2030	37,655	37,882,361
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474%	#(l)	8/5/2034	150,785	13,194,441
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	53,535	54,524,466
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,983,915
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(l)	8/5/2034	5,000	4,756,709
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(l)	8/5/2034	171,661	9,332,350
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	41,640	41,095,971
Irvine Core Office Trust 2013-IRV XA IO†	1.211%	#(l)	5/15/2048	84,852	2,539,217
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#(l)	6/12/2047	7,758	7,778,326
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	5,484	5,496,275
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.989%	#(l)	2/12/2049	654	659,920
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694%	#(l)	12/5/2027	5,730	6,278,032
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,692	5,911,598
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(l)	11/15/2043	1,710	1,792,154
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	9,466	9,927,604
JPMorgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,658	5,761,474
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	40,355	41,682,827
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.254%	#(l)	12/15/2047	367,682	15,414,553

See Notes to Financial Statements.	331

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	$47,240	$47,327,973
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.775%	#(l)	7/15/2045	186,358	3,863,907
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	33,909	34,069,039
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.48%	#(l)	4/15/2046	119,576	6,298,825
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,936	40,395,233
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.297%	#(l)	4/15/2047	122,611	3,407,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.422%	#(l)	4/15/2047	34,361	638,933
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.206%	#(l)	11/15/2047	119,943	5,185,795
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.118%	#(l)	11/15/2047	206,699	9,534,819
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.277%	#(l)	1/15/2048	202,888	9,892,525
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	157,586	159,075,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,743,530
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#(l)	6/10/2027	14,352	14,194,461
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(l)	6/10/2027	20,795	20,133,246
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(l)	6/10/2027	102,274	629,496
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(l)	6/10/2027	45,476	48,205
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.45% (1 Mo. LIBOR + 2.20%	)#	12/15/2030	9,750	9,817,212
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.35% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	29,000	29,645,531
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.35% (1 Mo. LIBOR + 2.10%	)#	7/15/2031	10,400	10,330,087
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	4.789% (1 Mo. LIBOR + 3.35%	)#	8/15/2027	5,000	5,009,875
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	2,993,924

332	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.069%		5/15/2048	$105,683	$3,745,072
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.83%	#(l)	7/15/2048	149,353	4,796,578
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,071,913
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,727,882
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,078,358
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742%	#(l)	9/5/2032	10,696	10,874,688
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809%	#(l)	9/5/2032	242,750	4,127,964
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	14,644	14,643,667
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.954%	#(l)	12/15/2049	176,041	7,907,874
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	26,335	26,470,330
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,126,321
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,502,889
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(l)	10/5/2031	29,748	29,987,427
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(l)	10/5/2031	9,726	9,621,118
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(l)	10/5/2031	131,129	5,232,178
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(l)	10/5/2031	77,997	1,749,668	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	56,718	56,933,835
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.089% (1 Mo. LIBOR + 2.85%	)#	10/15/2033	8,560	8,622,389
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.989% (1 Mo. LIBOR + 3.75%	)#	10/15/2033	22,576	22,816,669
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,532,870
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.241%	#(l)	9/15/2050	296,509	22,508,097

See Notes to Financial Statements.	333

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	$51,308	$52,365,899
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,619,281
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(l)	6/5/2032	15,721	16,086,064
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.50% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	15,163	15,197,370
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.20% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	23,331	23,406,466
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028%	#(l)	5/15/2031	1,896	1,889,316
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952%	#(l)	11/14/2027	190,968	191,763,936
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#(l)	11/14/2027	16,023	15,824,158
LMREC, Inc. 2015-CRE1 A†	3.079% (1 Mo. LIBOR + 1.75%	)#	2/22/2032	71,847	73,072,566
LMREC, Inc. 2015-CRE1 B†	4.738% (1 Mo. LIBOR + 3.50%	)#	2/22/2032	6,700	6,750,325
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(l)	1/20/2041	51,494	499,598
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(l)	4/20/2048	14,637	14,628,537
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.104%	#(l)	3/10/2049	113,575	8,673,136
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	35,324	35,228,176
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,955,810
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	78,189,199
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	3,571	3,595,970
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	3,713	3,738,490
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	16,632	16,204,256
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	14,900	14,725,554
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	11,358	11,387,568
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,523	43,814,138
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	11,636	11,634,782
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.269%	#(l)	5/15/2046	229,364	10,730,332

334	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.412%	#(l)	5/15/2046	$107,177	$1,706,819
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.275%	#(l)	12/15/2047	167,400	8,058,915
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,791,270
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.804%	#(l)	5/15/2049	132,754	13,225,927
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.601%	#(l)	11/15/2049	277,652	25,215,150
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,417,141
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,707,460
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,403,547
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(l)	3/15/2045	5,000	5,389,070
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.277%	#(l)	3/15/2045	188,006	13,328,993
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	24,387	23,914,538
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,261,433
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,661,544
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(l)	7/13/2029	260,000	1,066,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,677,768
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,926,925
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.806%	#(l)	8/15/2049	88,915	8,708,382
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136%	#(l)	8/15/2049	121,223	8,701,722
Morgan Stanley Capital I Trust 2017-PRME A†	2.15% (1 Mo. LIBOR + .90%	)#	2/15/2034	17,517	17,547,870
Morgan Stanley Capital I Trust 2017-PRME B†	2.60% (1 Mo. LIBOR + 1.35%	)#	2/15/2034	13,290	13,326,114
Morgan Stanley Capital I Trust 2017-PRME C†	2.90% (1 Mo. LIBOR + 1.65%	)#	2/15/2034	6,574	6,596,114
Morgan Stanley Capital I Trust 2017-PRME D†	4.65% (1 Mo. LIBOR + 3.40%	)#	2/15/2034	12,284	12,394,834
Morgan Stanley Capital I Trust 2017-PRME E†	5.75% (1 Mo. LIBOR + 4.50%	)#	2/15/2034	13,142	13,158,963
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	11,392	11,430,597
Motel 6 Trust 2017-MTL6 C†	2.639% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	34,405	34,474,041
Motel 6 Trust 2017-MTL6 D†	3.389% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	141,349	141,989,526

See Notes to Financial Statements.	335

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 E†	4.496% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	$142,686	$143,767,389
Motel 6 Trust 2017-MTL6 F†	5.489% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	23,899	24,151,096
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	25,635	25,207,397
MSCG Trust 2016-SNR A†	3.46%	#(l)	11/15/2034	54,599	54,432,118
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	26,573	26,667,371
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	17,083	17,377,270
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,707,011
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	40,104,693
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,769	24,860,212
Palisades Center Trust 2016-PLSD XCP IO†	1.106%	#(l)	5/13/2018	380,772	1,848,648
PFP Ltd. 2017-3 A†	2.314% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	9,615	9,630,614
PFP Ltd. 2017-3 AS†	2.564% (1 Mo. LIBOR + 1.30%	)#	1/14/2035	5,000	5,018,375
PFP Ltd. 2017-3 C†	3.764% (1 Mo. LIBOR + 2.50%	)#	1/14/2035	5,000	5,026,856
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	18,901	19,088,652
Prima Capital CRE Securitization 2016-6A A†	2.85%		8/24/2040	105,566	105,643,357
Prima Capital CRE Securitization 2016-MRND 1A1†	4.10%		8/23/2037	80,304	80,048,210	(a)
Prima Capital CRE Securitization 2016-MRND 2A1†	3.90%		8/23/2037	93,138	91,894,770	(a)
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	115,054	115,388,449
Prima Capital CRE Securization 2015-5A B†	3.50%		12/24/2050	122,787	123,914,578
Prima Capital Ltd.	2.214%		5/24/2021	38,547	38,583,564	(a)
RAIT Trust 2017-FL7 A†	2.189% (1 Mo. LIBOR + .95%	)#	6/15/2037	23,231	23,252,237
RAIT Trust 2017-FL8 A†	2.10% (1 Mo. LIBOR + .85%	)#	12/15/2037	35,282	35,348,154
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	58,101,079
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(l)	6/25/2055	7,211	7,277,465
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	29,650	30,132,793
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.179% (1 Mo. LIBOR + .85%	)#	5/25/2034	25,375	25,422,179
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	6,292	6,302,361
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(l)	9/25/2042	3,165	3,141,556
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(l)	7/5/2036	112,000	5,122,320	(a)
Stonemont Portfolio Trust 2017-MONT D†	3.333% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	67,930	68,057,369
Stonemont Portfolio Trust 2017-MONT E†	4.033% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	106,252	106,451,223
Stonemont Portfolio Trust 2017-MONT F†	4.883% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	13,335	13,360,003
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,654	1,632,136

336	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	$8,589	$8,633,449
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	5,222	5,247,151
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(l)	6/10/2030	6,900	6,786,654
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	74,085,416
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.055%	#(l)	5/10/2063	6,481	6,454,653
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.527%	#(l)	5/10/2063	88,395	4,390,219
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	11,200	11,412,935
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,197,153
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	6,200	6,240,902
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	39,872	40,684,380
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,978,898
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	7,000	6,993,776
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.131%	#(l)	3/10/2046	375,785	15,507,258
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.376%	#(l)	4/10/2046	445,419	21,547,806
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,267,058
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,571,534
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	11,368	11,524,712
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,370,183
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,527,751
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468%	#(l)	10/15/2044	13,970	13,926,260
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.75% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	11,999	12,016,533
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.60% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	33,698	33,797,730
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.978%	#(l)	1/25/2036	5,137	5,066,626
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,237,963

See Notes to Financial Statements.	337

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	$19,200	$19,423,179
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	7,782	8,012,188
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.879%	#(l)	6/15/2048	152,873	6,066,473
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	10,034,985
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.754%	#(l)	12/15/2048	66,103	70,082,824
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.898%	#(l)	12/15/2048	82,108	87,615,631
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	10,019,093
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.936%	#(l)	9/15/2048	168,900	7,340,613
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.94%	#(l)	8/15/2049	199,882	23,359,252
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.344%	#(l)	6/15/2049	154,890	18,863,366
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,825	1,892,238
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	57,682,181
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,285,528
West Town Mall Trust 2017-KNOX C†	4.491%	#(l)	7/5/2030	17,640	17,440,148
West Town Mall Trust 2017-KNOX D†	4.491%	#(l)	7/5/2030	21,720	20,727,513
West Town Mall Trust 2017-KNOX E†	4.491%	#(l)	7/5/2030	12,872	11,763,093
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	10,865	10,857,281
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(l)	2/15/2044	11,806	12,554,620
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	399	405,749
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	13,656	13,905,033
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	21,234	21,369,970
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.73%	#(l)	12/15/2045	58,424	3,667,370
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,189,620
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,556,302
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.916%	#(l)	6/15/2045	17,378	17,988,668
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.598%	#(l)	6/15/2045	347,971	17,471,767
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1	1,149
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.016%	#(l)	8/15/2045	53,224	3,688,975

338	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	$18,680	$18,808,124
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(l)	11/15/2045	9,180	9,410,102
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,101,315
WF-RBS Commercial Mortgage Trust 2013-C13 A2 1.964%			5/15/2045	28,000	27,998,144
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.481%	#(l)	5/15/2045	300,461	14,455,615
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,845	7,192,328
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	15,156	15,283,559
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.294%	#(l)	5/15/2047	249,239	11,681,250
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732%	#(l)	5/15/2047	50,603	1,765,604
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758%	#(l)	8/15/2047	77,369	2,974,393
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.062%	#(l)	9/15/2057	98,021	4,279,789
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496%	#(l)	9/15/2057	37,769	991,428
WFCG Commercial Mortgage Trust 2015-BXRP C†	3.022% (1 Mo. LIBOR + 1.77%	)#	11/15/2029	4,747	4,749,225
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.821% (1 Mo. LIBOR + 2.57%	)#	11/15/2029	1,848	1,849,541
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,252,292,703)					9,189,055,345
	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC (cost $4,334,847)	Zero Coupon			433	4,118,105

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
U.S. TREASURY OBLIGATIONS 3.08%
U.S. Treasury Note	1.375%		6/30/2018	$261,473	261,324,899
U.S. Treasury Note	1.50%		10/31/2019	275,245	273,750,505
U.S. Treasury Note	1.625%		3/31/2019	383,811	383,233,783

See Notes to Financial Statements.	339

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	1.625%	11/30/2019	$297,494	$297,290,636
U.S. Treasury Note	1.625%	12/31/2019	91,503	91,154,503
Total U.S. Treasury Obligations (cost $1,311,997,670)				1,306,754,326
Total Long-Term Investments (cost $41,694,654,559)				41,610,927,639
SHORT-TERM INVESTMENTS 1.69%

COMMERCIAL PAPER 1.37%

Automotive 0.05%
Ford Motor Credit Co.	2.058%	7/16/2018	23,297	23,009,282

Banks: Regional 0.14%
Intesa Funding LLC	1.78%	1/2/2018	57,659	57,569,308

Business Services 0.11%
Equifax, Inc.	2.034%	1/3/2018	45,000	44,917,500

Electric: Power 0.11%
Electricite de France SA	1.931%	1/5/2018	24,823	24,777,871
Electricite de France SA	1.932%	1/5/2018	22,750	22,708,639
Total				47,486,510

Financial Services 0.10%
Syngenta Wilmington, Inc.	2.276%	12/8/2017	40,852	40,834,366

Health Care Products 0.08%
Boston Scientific Corp.	1.624%	12/6/2017	35,000	34,992,222

Media 0.12%
Viacom, Inc.(b)	1.98%	12/29/2017	50,000	49,937,708

Oil: Crude Producers 0.40%
Enbridge Energy Partners LP	1.99%	12/11/2017	42,000	41,977,134
Enbridge Energy Partners LP	2.294%	12/12/2017	64,500	64,455,656
Energy Transfer Partners	2.235%	12/12/2017	8,998	8,991,951
Plains All American Pipeline LP	2.705%	12/11/2017	16,652	16,639,742
Plains Midstream Canada ULC	2.236%	1/3/2018	40,000	39,919,333
Total				171,983,816

Toys 0.18%
Mattel, Inc.	2.034%	12/18/2017	76,963	76,890,313

340	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Miscellaneous 0.08%
Kansas City Southern	1.675%	12/5/2017	$24,025	$24,020,596
Kansas City Southern	1.81%	1/8/2018	11,000	10,979,332
Total				34,999,928
Total Commercial Paper (cost $582,616,339)				582,620,953

CORPORATE BONDS 0.29%

Business Services 0.00%
Total System Services, Inc.	2.375%	6/1/2018	425	425,583

Electric: Power 0.03%
ITC Holdings Corp.†	6.05%	1/31/2018	4,018	4,044,124
New York State Electric & Gas Corp.†	6.15%	12/15/2017	10,254	10,267,973
Total				14,312,097

Financial Services 0.01%
Air Lease Corp.	2.125%	1/15/2018	2,000	2,000,823

Foreign Government 0.04%
SoQ Sukuk A QSC (Qatar)(f)	2.099%	1/18/2018	16,594	16,598,630

Insurance 0.01%
QBE Insurance Group Ltd. (Australia)†(f)	2.40%	5/1/2018	5,170	5,175,780

Machinery: Agricultural 0.00%
Imperial Brands Finance plc (United Kingdom)†(f)	2.05%	7/20/2018	1,000	1,000,049

Media 0.01%
Time Warner Cable LLC	6.75%	7/1/2018	2,000	2,052,482

Oil: Crude Producers 0.14%
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	59,054	59,326,484

Oil: Integrated Domestic 0.00%
Cameron International Corp.	6.375%	7/15/2018	500	513,838

Real Estate Investment Trusts 0.05%
Select Income REIT	2.85%	2/1/2018	20,721	20,740,463
Total Corporate Bonds (cost $122,180,527)				122,146,229

See Notes to Financial Statements.	341

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 0.03%
Repurchase Agreement dated 11/30/2017, 0.97% due 12/1/2017 with J.P. Morgan Chase & Co. collateralized by $14,910,000 of Federal Home Loan Mortgage Corp. at 4.125% due 10/11/2033; value: $15,302,649; proceeds: $15,000,404 (cost $15,000,000)	$15,000	$15,000,000
Total Short-Term Investments (cost $719,796,866)		719,767,182
Total Investments in Securities 99.66% (cost $42,414,451,425)		42,330,694,821
Cash, Foreign Cash and Other Assets in Excess of Liabilities(m) 0.34%		141,274,201
Net Assets 100.00%		$42,471,969,022

BRL	Brazilian real.
EUR	euro dollar
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2017.
(j)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

342	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Credit Default Swaps on Indexes - Sell Protection at November 30, 2017(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,476,465	$(1,252,158)	$(271,377)	$(1,523,535)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,800,471	(347,513)	147,984	(199,529)
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	42,714,698	(1,878,237)	(407,065)	(2,285,302)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	2,977,830	(38,613)	16,443	(22,170)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,191,163	(3,130,395)	(678,442)	(3,808,837)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,889,151	(193,063)	82,214	(110,849)
						$(6,839,979)	$(1,110,243)	$(7,950,222)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(q)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $246,641. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,356,884.
(5)	Includes upfront payments received.

See Notes to Financial Statements.	343

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	State Street Bank and Trust	2/16/2018	2,525,000	$3,019,328	$3,019,796	$468
Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	State Street Bank and Trust	2/16/2018	6,000,000	$7,103,232	$7,175,752	$(72,520)

Open Futures Contracts at November 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	March 2018	382	Short	$(44,576,932)	$(44,443,312)	$133,620
U.S. 10-Year Treasury Note	March 2018	347	Short	(43,177,106)	(43,044,266)	132,840
Totals				$(87,754,038)	$(87,487,578)	$266,460

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	March 2018	32,992	Long	$7,074,254,634	$7,073,691,000	$(563,634)

344	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2017

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$4,499,903,568	$71,054,140	$4,570,957,708
Other	–	2,983,595,213	173,571,563	3,157,166,776
Remaining Industries	–	3,265,018,420	–	3,265,018,420
Common Stocks
Oil	37,696,119	8,674,065	–	46,370,184
Convertible Bonds
Oil	–	–	120,845	120,845
Remaining Industries	–	70,569,515	–	70,569,515
Corporate Bonds	–	15,942,859,085	–	15,942,859,085
Floating Rate Loans
Aerospace/Defense	–	4,753,450	–	4,753,450
Biotechnology Research & Production	–	46,505,915	130,469,884	176,975,799
Chemicals	–	49,997,249	96,915,384	146,912,633
Computer Hardware	–	181,894,489	18,763,896	200,658,385
Containers	–	16,305,919	9,347,665	25,653,584
Drugs	–	–	47,767,753	47,767,753
Electric: Power	–	39,312,751	84,069,553	123,382,304
Electrical Equipment	–	–	61,692,840	61,692,840
Electronics	–	–	21,288,921	21,288,921
Food	–	17,865,421	–	17,865,421
Health Care Products	–	–	93,667,623	93,667,623
Health Care Services	–	15,839,500	13,652,688	29,492,188
Investment Management Companies	–	23,461,909	–	23,461,909
Lodging	–	–	41,629,500	41,629,500
Machinery: Industrial/Specialty	–	–	11,217,445	11,217,445
Manufacturing	–	30,766,087	–	30,766,087
Media	–	72,831,194	–	72,831,194
Miscellaneous	–	4,504,671	57,505,136	62,009,807
Office Furniture & Business Equipment	–	–	17,278,260	17,278,260
Oil	–	–	16,191,872	16,191,872
Oil: Crude Producers	–	–	58,680,908	58,680,908
Real Estate Investment Trusts	–	83,121,225	–	83,121,225
Retail	–	152,344,725	–	152,344,725
Technology	–	10,240,228	–	10,240,228
Foreign Bond	–	–	152,533	152,533
Foreign Government Obligations	–	118,251,140	–	118,251,140
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,501,649,746	–	1,501,649,746
Government Sponsored Enterprises Pass-Throughs	–	860,528,549	–	860,528,549
Municipal Bonds	–	169,617,530	–	169,617,530
Non-Agency Commercial Mortgage-Backed Securities	–	8,584,122,722	604,932,623	9,189,055,345
Preferred Stock	–	4,118,105	–	4,118,105
U.S. Treasury Obligations	–	1,306,754,326	–	1,306,754,326
Commercial Paper	–	582,620,953	–	582,620,953
Repurchase Agreement	–	15,000,000	–	15,000,000
Total	$37,696,119	$40,663,027,670	$1,629,971,032	$42,330,694,821

See Notes to Financial Statements.	345

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Defalut Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(7,950,222)	–	(7,950,222)
Forward Foreign Currency
Exchange Contracts
Assets	–	468	–	468
Liabilities	–	(72,520)	–	(72,520)
Futures Contracts
Assets	266,460	–	–	266,460
Liabilities	(563,634)	–	–	(563,634)
Total	$(297,174)	$(8,022,274)	$–	$(8,319,448)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Convertible Bonds	Foreign Bond	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2016	$116,020,375	$1,240,631	$–	$630,595,567	$876,039,954
Accrued Discounts/Premiums	(22,797)	–	–	256,642	(10,945,979)
Realized Gain (Loss)	(220)	–	–	772,284	1,138,119
Change in Unrealized Appreciation/Depreciation	(173,688)	130,301	(1,111,250)	864,000	1,394,584
Purchases	245,022,497	973,801	1,263,783	850,537,280	344,190,244
Sales	(200,089)	(2,223,888)	–	(570,981,657)	(215,444,500)
Transfers into Level 3	–	–	–	–	5,640,880
Transfers out of Level 3	(116,020,375)		–	(131,904,788)	(397,080,680)
Balance as of November 30, 2017	$244,625,703	$120,845	$152,533	$780,139,328	$604,932,622
Change in unrealized appreciation/depreciation for year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$(173,688)	$(852,955)	$(1,111,250)	$1,569,673	$2,655,382

346	See Notes to Financial Statements.

Schedule of Investments

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.29%

ASSET-BACKED SECURITIES 20.87%

Automobiles 9.97%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$1,928	$1,927,569
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	4,587	4,638,859
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,877	1,969,094
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	4,406	4,429,947
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,196	2,199,159
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,932,133
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	1,412	1,412,327
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	3,518	3,522,840
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	287	287,342
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,390	1,388,700
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	12,687	12,677,617
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	4,959,339
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	3,726	3,723,476
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	2,009,649
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	9,155	9,139,931
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	13,523	13,465,715
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	2,178	2,179,299
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,615,959
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	3,109	3,128,855
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	3,588	3,603,210

See Notes to Financial Statements.	347

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	$2,460	$2,469,380
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	4,719	4,717,711
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,950,226
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	751,926
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,130	1,129,183
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	3,979,651
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,376,046
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,705,990
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,132,943
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	2,317	2,315,234
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,180,568
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,533,371
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,941,421
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	1,359	1,357,737
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	2,318	2,322,259
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	2,881	2,889,005
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	628	627,237
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	124	124,054
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	1,589	1,587,876
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,490	3,467,832
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1,338	1,335,828
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	4,033	4,029,282
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,445,334
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,271,176
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	892,410
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,076,055
CPS Auto Trust 2017-D A†	1.87%	3/15/2021	8,300	8,294,281
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	853	857,647
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,898	2,919,971
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,903,838
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,953,270
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,893	1,897,520

348	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	$5,026	$5,073,494
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,787,901
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	6,786	6,785,500
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	6,944	6,942,155
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	10,044	10,069,361
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	3,572	3,586,404
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,043,809
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	2,950	2,954,631
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	15	14,700
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	1,517	1,515,403
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	11,060	11,057,528
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3,932	3,931,550
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	1,475	1,474,893	(a)
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	4,017	4,007,504
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,201,012
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	726	725,542
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	930	929,708
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	2,721	2,715,846
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,593	1,580,314
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	760	748,163
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	2,242	2,246,454
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	1,062	1,056,459
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,942,593
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	264	263,820
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	603	602,447
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	14,191	14,148,654
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	2,524	2,520,191
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	2,484	2,482,611
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	3,702	3,686,582
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%	3/15/2021	12,435	12,547,278
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	918	919,502
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	4,150	4,153,534
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	4,913	4,927,847
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,215,562
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	11,515	11,555,106
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,245	1,246,476
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	823	823,204
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,740	1,738,420

See Notes to Financial Statements.	349

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	$12,274	$12,268,607
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	5,425	5,481,823
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	1,349	1,354,031
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	2,723	2,722,709
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,877	4,779,187
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	2,889	2,886,991
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	771	770,907
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	5,176	5,181,753
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	2,948	2,926,645
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	172	172,402
Westlake Automobile Receivables Trust 2016-2A A2†	1.57%		6/17/2019	1,180	1,179,676
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	4,086	4,077,047
Total					375,671,218

Credit Cards 4.19%
BA Credit Card Trust 2015-A1 A	1.58% (1 Mo. LIBOR + .33%	)#	6/15/2020	24,755	24,765,202
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	2,404	2,403,348
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	1,141	1,140,730
Capital One Multi-Asset Execution Trust 2017-A5	1.83% (1 Mo. LIBOR + .58%	)#	7/15/2027	3,566	3,600,475
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	8,638	8,598,856
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	10,013	10,006,448
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,000	1,020,252
Citibank Credit Card Issuance Trust 2017-A5	1.914% (1 Mo. LIBOR + 0.62%	)#	4/22/2026	4,595	4,648,440
Discover Card Execution Note Trust 2013-A1	1.55% (1 Mo. LIBOR + 0.30%	)#	8/17/2020	20,830	20,840,690
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	11,827	11,697,084
Discover Card Execution Note Trust 2017-A4	2.53%		10/15/2026	991	990,170
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	7,984	8,005,662
World Financial Network Credit Card Master Trust 2013-A	1.61%		12/15/2021	17,646	17,646,572
World Financial Network Credit Card Master Trust 2015-A	1.73% (1 Mo. LIBOR + .48%	)#	2/15/2022	12,469	12,482,606
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	8,959	8,942,496
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	14,800	14,801,154
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,524,668
Total					158,114,853

350	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.02%
New Century Home Equity Loan Trust 2005-A A6	4.541%		8/25/2035	$596	$600,956

Other 6.69%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	3,542	3,544,108
AMMC CLO XII Ltd. 2013-12A AR†	2.61% (3 Mo. LIBOR + 1.2%	)#	11/10/2030	5,502	5,549,262
Anchorage Capital CLO Ltd. 2014-4A A1AR†	2.518% (3 Mo. LIBOR + 1.14%	)#	7/28/2026	8,300	8,336,226
Apidos CLO XVI 2013-16A CR†	4.357% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	1,250	1,257,564
Ares XXIX CLO Ltd. 2014-1A A1R†	2.543% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	7,000	7,030,912
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	1,038	1,037,171
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	1,870	1,856,493
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,196,688
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	4,079	4,078,097
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	1,226	1,225,005
Atrium XIII-13A A1†	2.621% (3 Mo. LIBOR + 1.18%	)#	11/21/2030	2,400	2,400,446
Avery Point V CLO Ltd. 2014-5A BR†	2.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	2,518	2,530,454
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	4,000	4,020,496
BlueMountain CLO Ltd. 2013-2A A1R†	2.539% (3 Mo. LIBOR + 1.18%	)#	10/22/2030	4,067	4,099,488
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.844% (3 Mo. LIBOR + 1.47%	)#	4/27/2027	6,550	6,556,959
Cavalry CLO IV Ltd. 2014-4A B1R†	2.709% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	1,652	1,655,232
Cent CLO Ltd. 2013-18A A†	2.483% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	1,095	1,096,815
CIFC Funding Ltd. 2017-5A A1†	2.543% (3 Mo. LIBOR + 1.18%	)#	11/16/2030	12,043	12,042,892
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	343	342,461
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	4,131	4,126,578
CNH Equipment Trust 2016-A A2B	1.77% (1 Mo. LIBOR + .52%	)#	7/15/2019	482	482,164
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	339	339,476

See Notes to Financial Statements.	351

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	$533	$532,559
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	4,079	4,077,154
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	1,250	1,250,031
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	827	825,006
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,288	1,284,426
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	734	736,541
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	5,545	5,520,166
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	5,837	5,851,593
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	7,850	7,846,373
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	4,490	4,540,390
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,410	2,403,332
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	6,558	6,553,421
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,219,044
Jackson Mill CLO Ltd. 2015-1A A†	2.899% (3 Mo. LIBOR + 1.54%	)#	4/15/2027	8,300	8,379,865
Jamestown CLO VII Ltd. 2015-7A CR†(b)	Zero Coupon (3 Mo. LIBOR + 2.0%	)#	7/25/2027	4,209	4,230,045	(a)
JFIN CLO Ltd. 2014-1A B1R†	2.813% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	4,500	4,505,125
JFIN Revolver CLO Ltd. 2014-2A A2†	2.736% (3 Mo. LIBOR + 1.30%	)#	2/20/2022	10	10,407
KKR CLO Ltd-11 AR†(b)	Zero Coupon	#(c)	1/15/2031	13,785	13,789,196
KKR CLO Ltd. 11-A†	2.879% (3 Mo. LIBOR +1.52%	)#	4/15/2027	8,000	8,021,370
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	720	719,588
Marble Point CLO XI Ltd. 2017-2A A†(b)	Zero Coupon	#(c)	12/18/2030	12,631	12,631,000	(a)
NZCG Funding Ltd. 2015-2A A1†	2.924% (3 Mo. LIBOR + 1.55%	)#	4/27/2027	4,670	4,707,409
Oaktree EIF I Series Ltd. 2015-A1 B†	3.954% (3 Mo. LIBOR + 2.60%	)#	10/18/2027	5,750	5,777,180
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.566% (3 Mo. LIBOR + 1.15%	)#	11/15/2025	4,000	4,012,710
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.116% (3 Mo. LIBOR + 1.70%	)#	11/15/2025	5,790	5,813,752
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	3,163	3,188,252
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,027,167
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	317,842
Palmer Square Loan Funding Ltd. 2017-1A B†	3.02% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	2,500	2,512,450

352	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.637% (3 Mo. LIBOR + .27%	)#	4/25/2038		$1,515	$1,465,043
Regatta IV Funding Ltd. 2014-1A DR†	4.667% (3 Mo. LIBOR + 3.30%	)#	7/25/2026		4,250	4,252,565
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		3,195	3,194,501	(a)
SLM Private Education Loan Trust 2010-A 2A†	4.50% (1 Mo. LIBOR + 3.25%	)#	5/16/2044		1,227	1,265,220
SoFi Professional Loan Program LLC 2017-E A1†	1.828% (1 Mo. LIBOR + .5%	)#	11/26/2040		7,000	7,008,421
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040		4,694	4,675,617
Sound Point CLO IX Ltd. 2015-2A AR†	2.243% (3 Mo. LIBOR + .88%	)#	7/20/2027		1,672	1,672,557
Tralee CLO III Ltd. 2014-3A AR†	2.393% (3 Mo. LIBOR + 1.03%	)#	10/20/2027		9,817	9,816,782
Tryon Park CLO Ltd. 2013-1A A1†	2.479% (3 Mo. LIBOR + 1.12%	)#	7/15/2025		4,258	4,271,181
Voya Clo Ltd. 2017-4A A1†	Zero Coupon	#(c)	10/15/2030		3,412	3,430,936
WhiteHorse VIII Ltd. 2014-1A AR†	2.277% (3 Mo. LIBOR + .9%	)#	5/1/2026		12,198	12,207,918
Total						252,349,122
Total Asset-Backed Securities (cost $786,487,865)						786,736,149

				Shares (000)

COMMON STOCK 0.00%

Energy: Exploration & Production
Dommo Energia SA ADR (cost $41,115)					27	7,622

				Principal Amount (000)

CONVERTIBLE BOND 0.00%

Automakers
Dommo Energia SA(d) (cost $54,195)	1.00%		12/31/2099	BRL	17	6,716	(e)

See Notes to Financial Statements.	353

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 27.63%

Air Transportation 0.05%
Air Canada (Canada)†(f)	7.75%		4/15/2021	$497	$570,308
American Airlines 2013-2 Class B Pass-Through
Trust†	5.60%		1/15/2022	1,394	1,454,680
Total					2,024,988

Auto Parts: Original Equipment 0.27%
American Axle & Manufacturing, Inc.†	6.25%		4/1/2025	9,153	9,427,590
International Automotive Components Group SA
(Luxembourg)†(f)	9.125%		6/1/2018	539	542,032
Total					9,969,622

Automotive 0.89%
Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%		4/15/2022	1,797	1,898,081
Ford Motor Co.	7.45%		7/16/2031	10,643	13,835,594
General Motors Co.	6.60%		4/1/2036	10,415	12,503,822
Tesla, Inc.†	5.30%		8/15/2025	5,515	5,285,852
Total					33,523,349

Banks: Regional 6.87%
Akbank Turk AS (Turkey)†(f)	4.00%		1/24/2020	2,450	2,444,363
Akbank Turk AS (Turkey)†(f)	7.20% (5 Yr Swap rate + 5.03%	)#	3/16/2027	1,265	1,317,940
Banco de Credito e Inversiones (Chile)†(f)	3.50%		10/12/2027	3,725	3,650,500
Banco Inbursa SA Institucion de Banca Multiple
(Mexico)†(f)	4.375%		4/11/2027	2,450	2,464,700
Banco Nacional de Comercio Exterior SNC†	4.375%		10/14/2025	1,000	1,040,000
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	10,865	11,052,506
Bank of America Corp.	3.824%	#(c)	1/20/2028	13,431	13,894,415
Bank of America Corp.	3.95%		4/21/2025	2,775	2,855,547
Bank of America Corp.	4.00%		1/22/2025	4,554	4,707,569
Bank of America Corp.	4.45%		3/3/2026	2,000	2,126,605
Bank of Montreal (Canada)†(f)	2.50%		1/11/2022	19,084	19,098,587
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	9,948	10,090,910
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	6,995	7,201,747
Citigroup, Inc.	4.45%		9/29/2027	4,060	4,270,199
Commonwealth Bank of Australia (Australia)†(f)	4.50%		12/9/2025	5,119	5,362,918
First Republic Bank	4.625%		2/13/2047	2,773	2,907,542
Goldman Sachs Group, Inc. (The)	2.908%	#	6/5/2023	7,454	7,417,771
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	3,848	5,122,753

354	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	$5,902	$7,796,990
Intesa Sanpaolo SpA (Italy)†(f)	5.71%		1/15/2026	3,251	3,451,759
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	3,733	3,774,246
JPMorgan Chase & Co.	3.782%	#(c)	2/1/2028	22,598	23,279,124
Manufacturers & Traders Trust Co.	3.40%		8/17/2027	1,938	1,952,919
Morgan Stanley	3.625%		1/20/2027	4,515	4,591,774
Morgan Stanley	3.875%		1/27/2026	2,432	2,522,494
Morgan Stanley	4.00%		7/23/2025	7,227	7,574,051
Morgan Stanley	7.25%		4/1/2032	523	721,262
Popular, Inc.	7.00%		7/1/2019	1,086	1,118,580
Santander UK Group Holdings plc
(United Kingdom)(f)	3.823%	#(c)	11/3/2028	4,374	4,388,273
Santander UK Group Holdings plc
(United Kingdom)†(f)	4.75%		9/15/2025	6,755	7,076,828
Santander UK plc (United Kingdom)†(f)	5.00%		11/7/2023	1,480	1,591,047
Santander UK plc (United Kingdom)(f)	7.95%		10/26/2029	4,693	6,121,244
Toronto-Dominion Bank (The) (Canada)†(f)	2.50%		1/18/2023	22,900	22,915,355
Toronto-Dominion Bank (The) (Canada)(f)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031	9,952	9,881,458
Turkiye Garanti Bankasi AS (Turkey)†(f)	6.125% (5 Yr Swap rate + 4.22%	)#	5/24/2027	3,200	3,170,592
Turkiye Garanti Bankasi AS (Turkey)†(f)	6.25%		4/20/2021	1,100	1,152,732
Wells Fargo & Co.	3.00%		10/23/2026	6,142	6,001,288
Wells Fargo Bank NA	5.85%		2/1/2037	12,028	15,119,028
Wells Fargo Bank NA	6.60%		1/15/2038	8,839	12,190,311
Westpac Banking Corp. (Australia)(f)	4.322% (USISDA05 + 2.24%	)#	11/23/2031	5,402	5,554,182
Total					258,972,109

Beverages 0.46%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	11,613	12,897,248
Becle SAB de CV (Mexico)†(f)	3.75%		5/13/2025	1,900	1,908,618
Central American Bottling Corp. (Guatemala)†(f)	5.75%		1/31/2027	2,435	2,567,708
Total					17,373,574

Building Materials 0.37%
Boral Finance Pty Ltd. (Australia)†(f)	3.00%		11/1/2022	1,124	1,118,605
James Hardie International Finance Ltd. (Ireland)†(f)	4.75%		1/15/2025	3,270	3,343,575
Standard Industries, Inc.†	5.50%		2/15/2023	1,758	1,850,295
Standard Industries, Inc.†	6.00%		10/15/2025	6,892	7,461,969
Total					13,774,444

See Notes to Financial Statements.	355

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.47%
Adani Ports & Special Economic Zone Ltd. (India)†(f)	4.00%	7/30/2027	$2,055	$2,049,994
Ashtead Capital, Inc.†	4.375%	8/15/2027	2,043	2,085,127
Brink’s Co. (The)†	4.625%	10/15/2027	4,700	4,674,150
Rent-A-Center, Inc.	4.75%	5/1/2021	3,527	3,315,380
United Rentals North America, Inc.	4.875%	1/15/2028	5,491	5,566,501
Total				17,691,152

Chemicals 0.62%
Blue Cube Spinco, Inc.	10.00%	10/15/2025	5,408	6,597,760
Chemours Co. (The)	7.00%	5/15/2025	3,271	3,594,011
Equate Petrochemical BV (Netherlands)†(f)	4.25%	11/3/2026	4,800	4,908,360
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	673,099
Mexichem SAB de CV (Mexico)†(f)	4.875%	9/19/2022	1,364	1,462,208
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2,832	3,116,956
Tronox Finance LLC†	7.50%	3/15/2022	2,013	2,118,682
Valvoline, Inc.†	5.50%	7/15/2024	748	796,620
Total				23,267,696

Coal 0.13%
Peabody Energy Corp.†	6.00%	3/31/2022	555	573,038
Peabody Energy Corp.†	6.375%	3/31/2025	4,342	4,483,115
Total				5,056,153

Computer Hardware 0.34%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	1,941	1,966,651
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,891,865
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	3,682	4,051,350
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	1,902	2,064,470
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	2,279	2,868,466
Total				12,842,802

Computer Software 0.23%
First Data Corp.†	5.75%	1/15/2024	3,507	3,651,664
Oracle Corp.	6.125%	7/8/2039	3,777	5,071,729
Total				8,723,393

Construction/Homebuilding 0.38%
AV Homes, Inc.	6.625%	5/15/2022	3,521	3,688,388
Century Communities, Inc.†	5.875%	7/15/2025	2,455	2,482,619
PulteGroup, Inc.	7.875%	6/15/2032	2,891	3,642,660
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	2,219,630

356	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
William Lyon Homes, Inc.	5.875%	1/31/2025	$2,154	$2,207,850
Total				14,241,147

Containers 0.13%
BWAY Holding Co.†	7.25%	4/15/2025	3,520	3,656,400
SAN Miguel Industrias Pet SA (Peru)†(f)	4.50%	9/18/2022	1,250	1,278,125
Total				4,934,525

Diversified 0.02%
KOC Holding AS (Turkey)†(f)	5.25%	3/15/2023	625	652,814

Drugs 0.07%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	2.20%	7/21/2021	2,972	2,733,340

Electric: Power 1.49%
Appalachian Power Co.	7.00%	4/1/2038	3,100	4,374,555
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	3,267	4,476,781
Dominion Energy, Inc.	7.00%	6/15/2038	1,707	2,325,639
Dynegy, Inc.	7.625%	11/1/2024	5,293	5,789,219
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(b)(f)	4.45%	8/1/2035	1,845	1,878,357
Enel Finance International NV (Netherlands)†(f)	2.75%	4/6/2023	6,140	6,047,302
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,630,379
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,807,204
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,219,324
Midamerican Funding LLC	6.927%	3/1/2029	2,583	3,409,126
Minejesa Capital BV (Netherlands)†(f)	4.625%	8/10/2030	1,800	1,828,915
Orazul Energy Egenor S en C por A (Peru)†(f)	5.625%	4/28/2027	3,936	3,886,800
Origin Energy Finance Ltd. (Australia)†(f)	3.50%	10/9/2018	1,500	1,512,615
Pacific Gas & Electric Co.†	3.30%	12/1/2027	6,155	6,128,556
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,231	1,506,445
South Carolina Electric & Gas Co.	6.625%	2/1/2032	1,709	2,139,784
Total				55,961,001

Engineering & Contracting Services 0.27%
Aeropuertos Dominicanos Siglo XXI SA
(Dominican Republic)†(f)	6.75%	3/30/2029	1,955	2,133,394
Brand Industrial Services, Inc.†	8.50%	7/15/2025	4,778	5,078,059
China Railway Resources Huitung Ltd. (Hong Kong)(f)	3.85%	2/5/2023	2,849	2,952,273
Total				10,163,726

See Notes to Financial Statements.	357

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.49%
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op†	5.375%	4/15/2027	$5,836	$6,156,980
Eldorado Resorts, Inc.	6.00%	4/1/2025	3,520	3,723,456
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,217,415
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	5,045	5,335,087
Total				18,432,938

Financial Services 1.26%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,054,243
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,693,023
Discover Financial Services	4.10%	2/9/2027	8,241	8,419,610
Intelsat Connect Finance SA (Luxembourg)†(f)	12.50%	4/1/2022	3,773	3,282,510
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,240,057
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,126	2,171,975
Navient Corp.	6.625%	7/26/2021	6,760	7,165,600
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,312	2,432,060
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,540	2,546,882
OM Asset Management plc (United Kingdom)(f)	4.80%	7/27/2026	3,066	3,177,982
SURA Asset Management SA (Colombia)†(f)	4.375%	4/11/2027	4,400	4,470,400
Total				47,654,342

Food 0.17%
Arcor SAIC (Argentina)†(f)	6.00%	7/6/2023	2,538	2,702,970
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	2,468,407
Gruma SAB de CV (Mexico)†(f)	4.875%	12/1/2024	1,100	1,186,350
Total				6,357,727

Health Care Services 0.85%
Anthem, Inc.	3.65%	12/1/2027	7,568	7,617,202
Ascension Health	3.945%	11/15/2046	1,803	1,861,626
HCA, Inc.	5.50%	6/15/2047	2,657	2,696,855
HCA, Inc.	7.50%	11/6/2033	880	985,600
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,620,749
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	694,181
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	3,330	3,408,175
NYU Hospitals Center	4.368%	7/1/2047	578	616,059
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	5,137	5,357,377
WellCare Health Plans, Inc.	5.25%	4/1/2025	5,962	6,327,172
Total				32,184,996

358	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.10%
Central Garden & Pet Co.	6.125%	11/15/2023	$3,475	$3,709,563

Insurance 0.51%
American International Group, Inc.	4.70%	7/10/2035	3,548	3,838,082
Lincoln National Corp.	6.30%	10/9/2037	1,378	1,728,687
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,921	8,947,474
Unum Group	5.75%	8/15/2042	1,731	2,090,962
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,746,753
Total				19,351,958

Investment Management Companies 0.02%
GrupoSura Finance SA†	5.50%	4/29/2026	750	815,625

Leisure 0.62%
Carlson Travel, Inc.†	6.75%	12/15/2023	3,073	2,980,810
Carnival plc	7.875%	6/1/2027	3,957	5,243,575
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	6,863	8,912,504
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,480	3,767,100
Viking Cruises Ltd.†	5.875%	9/15/2027	2,408	2,441,110
Total				23,345,099

Machinery: Industrial/Specialty 0.15%
SPX FLOW, Inc.†	5.625%	8/15/2024	5,295	5,599,462

Machinery: Oil Well Equipment & Services 0.10%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	3,454	3,747,590

Manufacturing 0.45%
Bombardier, Inc.(Canada)†(f)	7.50%	3/15/2025	3,707	3,730,169
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	4,480	4,604,544
Koppers, Inc.†	6.00%	2/15/2025	2,485	2,675,227
Siemens Financieringsmaatschappij NV (Netherlands)†(f)	3.40%	3/16/2027	5,909	6,028,983
Total				17,038,923

Media 1.50%
21st Century Fox America, Inc.	7.75%	12/1/2045	2,990	4,421,666
Block Communications, Inc.†	6.875%	2/15/2025	2,163	2,309,003
Cablevision SA (Argentina)†(f)	6.50%	6/15/2021	350	372,344
Cablevision Systems Corp.	5.875%	9/15/2022	3,673	3,645,452
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	4,232	4,401,280

See Notes to Financial Statements.	359

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Comcast Corp.	3.15%	3/1/2026	$4,052	$4,075,247
Comcast Corp.†	3.969%	11/1/2047	4,687	4,704,898
Cox Communications, Inc.†	8.375%	3/1/2039	6,139	8,530,808
CSC Holdings LLC†	10.875%	10/15/2025	1,385	1,642,555
DISH DBS Corp.	7.75%	7/1/2026	3,055	3,307,037
Myriad International Holdings BV (Netherlands)†(f)	5.50%	7/21/2025	2,500	2,722,750
SFR Group SA (France)†(f)	6.00%	5/15/2022	1,666	1,681,619
SFR Group SA (France)†(f)	6.25%	5/15/2024	2,000	1,987,500
Time Warner Cable LLC	7.30%	7/1/2038	4,245	5,243,652
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,400	3,266,943
VTR Finance BV (Netherlands)†(f)	6.875%	1/15/2024	3,890	4,123,400
Total				56,436,154

Metal Fabricating 0.02%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	821	884,628

Metals & Minerals: Miscellaneous 0.90%
Aleris International, Inc.†	9.50%	4/1/2021	1,832	1,937,340
Anglo American Capital plc (United Kingdom)†(f)	4.75%	4/10/2027	692	719,912
Barrick International Barbados Corp. (Barbados)†(f)	6.35%	10/15/2036	1,711	2,173,224
Barrick North America Finance LLC	7.50%	9/15/2038	711	974,228
Corp. Nacional del Cobre de Chile (Chile)†(f)	4.50%	9/16/2025	4,400	4,709,266
Freeport-McMoRan, Inc.	3.875%	3/15/2023	5,715	5,678,424
Glencore Finance Canada Ltd. (Canada)†(f)	5.55%	10/25/2042	4,388	4,829,144
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	469	503,589
Hudbay Minerals, Inc. (Canada)†(f)	7.625%	1/15/2025	703	779,451
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	1,969	2,173,284
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(f)	4.10%	4/11/2023	3,200	3,243,386
Teck Resources Ltd. (Canada)(f)	4.75%	1/15/2022	6,033	6,364,815
Total				34,086,063

Natural Gas 0.14%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	5,283,011

Oil 1.91%
Afren plc (United Kingdom)†(f)(g)	10.25%	4/8/2019	2,537	6,800
Cenovus Energy, Inc. (Canada)†(f)	5.40%	6/15/2047	1,727	1,765,995
Continental Resources, Inc.	3.80%	6/1/2024	5,395	5,341,050
Eni SpA (Italy)†(f)	5.70%	10/1/2040	12,550	13,405,165
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	3,657	3,675,285

360	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Gazprom OAO via Gaz Capital SA (Luxembourg)†(f)	4.95%	2/6/2028	$1,300	$1,351,353
Halcon Resources Corp.†	6.75%	2/15/2025	3,530	3,600,600
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,477,853
MEG Energy Corp. (Canada)†(f)	7.00%	3/31/2024	1,788	1,618,140
OGX Austria GmbH (Brazil)†(f)(g)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(f)	5.625%	5/20/2043	2,300	2,506,887
Petrobras Global Finance BV (Netherlands)(f)	4.375%	5/20/2023	2,346	2,323,713
Petrobras Global Finance BV (Netherlands)(f)	7.25%	3/17/2044	2,926	3,061,327
Petroleos Mexicanos (Mexico)(f)	4.50%	1/23/2026	3,213	3,224,888
Precision Drilling Corp. (Canada)(f)	7.75%	12/15/2023	950	985,625
Raizen Fuels Finance SA (Luxembourg)†(f)	5.30%	1/20/2027	1,142	1,200,813
Sanchez Energy Corp.	6.125%	1/15/2023	5,063	4,297,221
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,653,985
SM Energy Co.	5.625%	6/1/2025	196	189,630
SM Energy Co.	6.50%	1/1/2023	7,739	7,855,085
Valero Energy Corp.	10.50%	3/15/2039	3,413	5,786,577
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,748,212
WPX Energy, Inc.	6.00%	1/15/2022	782	809,370
YPF SA (Argentina)†(f)	8.50%	7/28/2025	1,787	2,093,471
Total				71,979,080

Oil: Crude Producers 0.80%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(f)	4.60%	11/2/2047	2,240	2,289,724
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	3,509	3,636,201
Energy Transfer LP	7.50%	7/1/2038	3,541	4,378,220
Energy Transfer LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	503,613
GNL Quintero SA (Chile)†(f)	4.634%	7/31/2029	1,650	1,722,187
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,240,001
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	405	508,821
Kinder Morgan, Inc.	7.75%	1/15/2032	8,381	10,762,092
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,985,865
Total				30,026,724

Oil: Integrated Domestic 0.27%
Halliburton Co.	6.70%	9/15/2038	613	814,560
Halliburton Co.	7.45%	9/15/2039	1,385	1,946,772
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,496	2,636,030
Trinidad Drilling Ltd. (Canada)†(f)	6.625%	2/15/2025	1,365	1,310,400
Weatherford International Ltd.	8.25%	6/15/2023	3,644	3,623,503
Total				10,331,265

See Notes to Financial Statements.	361

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.31%
Boston Properties LP(b)	3.20%	1/15/2025	$4,268	$4,253,463
CBRE Services, Inc.	5.25%	3/15/2025	568	624,930
EPR Properties	4.50%	6/1/2027	1,000	1,008,254
EPR Properties	4.75%	12/15/2026	5,161	5,321,554
EPR Properties	5.25%	7/15/2023	6,905	7,375,437
Equinix, Inc.	5.875%	1/15/2026	5,028	5,467,950
Goodman US Finance Four LLC†	4.50%	10/15/2037	2,214	2,266,815
Goodman US Finance Three LLC†	3.70%	3/15/2028	1,908	1,892,272
Kilroy Realty LP	6.625%	6/1/2020	517	565,103
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,426,525
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.875%	3/20/2027	5,683	5,827,200
Physicians Realty LP	4.30%	3/15/2027	1,320	1,343,526
SL Green Operating Partnership LP	3.25%	10/15/2022	2,592	2,591,820
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,352,570
Total				49,317,419

Retail 0.42%
FirstCash, Inc.†	5.375%	6/1/2024	1,735	1,813,075
JC Penney Corp., Inc.†	5.875%	7/1/2023	5,933	5,606,685
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	5,712	5,519,220
PVH Corp.	7.75%	11/15/2023	2,290	2,770,900
Total				15,709,880

Steel 0.15%
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	4,188	4,086,441
Vale Overseas Ltd. (Brazil)(f)	6.875%	11/10/2039	1,300	1,599,000
Total				5,685,441

Technology 1.16%
Alibaba Group Holding Ltd. (China)(f)	3.60%	11/28/2024	5,900	6,072,888
Alibaba Group Holding Ltd. (China)(b)(f)	4.40%	12/6/2057	423	432,275
Amazon.com, Inc.†	3.15%	8/22/2027	6,167	6,181,855
Amazon.com, Inc.	4.80%	12/5/2034	11,731	13,564,165
Baidu, Inc. (China)(f)	3.50%	11/28/2022	3,350	3,432,568
Expedia, Inc.†	3.80%	2/15/2028	4,458	4,291,695
Netflix, Inc.	4.375%	11/15/2026	6,214	6,151,860
Tencent Holdings Ltd. (China)†(f)	3.375%	5/2/2019	3,500	3,550,599
Total				43,677,905

362	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.94%
AT&T, Inc.	5.15%		2/14/2050		$792	$787,031
AT&T, Inc.	6.00%		8/15/2040		9,767	11,058,378
AT&T, Inc.	6.50%		9/1/2037		4,692	5,550,702
MTN Mauritius Investment Ltd. (Mauritius)†(f)	4.755%		11/11/2024		1,865	1,850,546
Ooredoo International Finance Ltd.†	3.75%		6/22/2026		1,800	1,787,314
Sprint Corp.	7.125%		6/15/2024		5,080	5,280,025
VEON Holdings BV (Netherlands)†(f)	5.95%		2/13/2023		750	816,007
Verizon Communications, Inc.	4.862%		8/21/2046		3,459	3,543,604
Wind Tre SpA (Italy)†(f)	5.00%		1/20/2026		5,080	4,884,979
Total						35,558,586

Transportation: Miscellaneous 0.20%
Autoridad del Canal de Panama (Panama)†(f)	4.95%		7/29/2035		200	223,750
Rumo Luxembourg Sarl (Luxembourg)†(f)	7.375%		2/9/2024		3,163	3,423,947
XPO Logistics, Inc.†	6.125%		9/1/2023		3,519	3,730,140
Total						7,377,837

Utilities 0.13%
Aquarion Co.†	4.00%		8/15/2024		4,791	4,980,361
Total Corporate Bonds (cost $1,017,618,547)						1,041,478,412

FOREIGN BONDS 0.06%

Brazil 0.02%
BRF SA†(d)	7.75%		5/22/2018	BRL	2,500	761,811
Dommo Energia SA(d)	1.00%		12/31/2099	BRL	22	8,453	(e)
Total						770,264

Mexico 0.04%
Red de Carreteras de Occidente S.A.P.I.B. de CV†(d)	9.00%		6/10/2028	MXN	31,250	1,660,828
Total Foreign Bonds (cost $3,818,236)						2,431,092

FOREIGN GOVERNMENT OBLIGATIONS 4.84%

Argentina 0.51%
City of Buenos Aires(d)	25.425% (BADLAR + 3.25%	)#	3/29/2024	ARS	12,100	689,556
Provincia de Buenos Aires†(f)	6.50%		2/15/2023		$1,533	1,633,289
Provincia de Mendoza†(f)	8.375%		5/19/2024		2,850	3,182,510
Provincia of Neuquen†(f)	8.625%		5/12/2028		1,500	1,695,825
Republic of Argentina(f)	6.875%		1/26/2027		4,741	5,189,024
Republic of Argentina(f)	7.625%		4/22/2046		150	168,525
Republic of Argentina(f)	8.28%		12/31/2033		5,701	6,678,354
Total						19,237,083

See Notes to Financial Statements.	363

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas 0.13%
Bahamas Government International Bond†(f)	6.00%	11/21/2028	$2,750	$2,809,125
Commonwealth of Bahamas†(f)	6.95%	11/20/2029	1,943	2,108,155
Total				4,917,280

Brazil 0.05%
Federal Republic of Brazil(f)	4.25%	1/7/2025	1,000	1,013,750
Federal Republic of Brazil(f)	5.00%	1/27/2045	1,000	932,000
Total				1,945,750

Brunei 0.08%
Government of Bermuda†	3.717%	1/25/2027	3,090	3,101,587

Canada 0.58%
Province of Quebec Canada(f)	2.75%	4/12/2027	22,117	21,975,834

Cayman Islands 0.02%
Cayman Islands Government†	5.95%	11/24/2019	800	865,692

Dominican Republic 0.00%
Dominican Republic†(f)	9.04%	1/23/2018	157	158,653

Egypt 0.05%
Arab Republic of Egypt†(f)	6.125%	1/31/2022	1,700	1,774,955

Ghana 0.05%
Republic of Ghana†(f)	7.875%	8/7/2023	1,535	1,666,857

Indonesia 0.17%
Perusahaan Penerbit SBSN†(f)	4.00%	11/21/2018	1,700	1,733,490
Republic of Indonesia†(f)	4.35%	1/8/2027	3,800	4,011,349
Republic of Indonesia†(f)	5.875%	1/15/2024	670	763,316
Total				6,508,155

Japan 2.47%
Japan Bank for International Corp.(f)	2.125%	11/16/2020	93,688	93,137,229

Latvia 0.06%
Republic of Latvia†(f)	5.25%	6/16/2021	2,047	2,256,142

Lithuania 0.12%
Republic of Lithuania†(f)	7.375%	2/11/2020	4,078	4,536,775

Mexico 0.14%
United Mexican States(f)	4.00%	10/2/2023	5,095	5,370,130

364	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Qatar 0.07%
State of Qatar†(f)	3.25%		6/2/2026	$2,571	$2,505,529

Romania 0.01%
Republic of Romania†(f)	6.125%		1/22/2044	320	410,718

Sri Lanka 0.06%
Republic of Sri Lanka†(f)	6.25%		7/27/2021	1,000	1,065,504
Republic of Sri Lanka†(f)	6.85%		11/3/2025	1,100	1,213,949
Total					2,279,453

Turkey 0.23%
Republic of Turkey(f)	3.25%		3/23/2023	1,350	1,270,991
Republic of Turkey(f)	5.625%		3/30/2021	4,265	4,476,864
Republic of Turkey(f)	5.75%		3/22/2024	2,625	2,755,352
Total					8,503,207

Uruguay 0.04%
Republic of Uruguay(f)	7.875%		1/15/2033	968	1,384,240
Total Foreign Government Obligations (cost $180,881,570)					182,535,269

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.48%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.306%	#(h)	2/25/2032	17,799	2,844,410
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	236	235,775
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	7,827	7,865,261
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	5,674	5,683,212
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	1,548	1,542,414
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	11,237	11,143,567
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,845	8,683,604
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,537	4,472,481
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	3,026	2,973,339
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,477	3,453,081
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,901	2,862,730
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	4,049	3,999,030
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $56,234,202)					55,758,904

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.39%
Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	78,634	78,452,749
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044 - 8/1/2047	44,190	46,323,086
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,697	1,777,305

See Notes to Financial Statements.	365

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	$15,714	$16,269,665
Federal National Mortgage Assoc.(i)	3.50%		TBA	156,500	160,415,682
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	116,298	121,772,665
Federal National Mortgage Assoc.	4.50%		6/1/2047 - 9/1/2047	90,316	96,163,133
Federal National Mortgage Assoc.(i)	4.50%		TBA	25,000	26,583,076
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	5,897	6,583,006
Government National Mortgage Assoc.(i)	3.00%		TBA	63,000	63,487,263
Total Government Sponsored Enterprises Pass-Throughs (cost $620,480,044)					617,827,630

MUNICIPAL BONDS 0.31%

Miscellaneous
District of Columbia	5.591%		12/1/2034	5,310	6,601,604
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,240,384
Pennsylvania	5.35%		5/1/2030	1,600	1,693,072
Total Municipal Bonds (cost $11,454,079)					11,535,060

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.99%
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	6,056,593
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,668,284
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,533,703
CCUBS Commercial Mortgage Trust 2017-C1 B	4.159%	#(h)	11/15/2050	5,021	5,127,184
CFCRE Commercial Mortgage Trust 2017-C8 B	4.199%	#(h)	6/15/2050	1,756	1,791,474
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.337%	#(h)	10/10/2047	50,626	703,975
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,992,963
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.384%	#(h)	8/10/2047	5,299	270,729
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589%	#(h)	7/10/2050	1,570	1,608,034
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#(h)	7/10/2050	2,684	2,561,460
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589%	#(h)	7/10/2050	7,809	6,260,115
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.971% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	7,086	7,115,104
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,675,810

366	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(h)	6/10/2034	$1,620	$1,422,703
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(h)	12/15/2034	1,732	1,743,277
GS Mortgage Securities Corp. II 2017-GS8 B	3.953%		11/10/2050	1,314	1,350,615
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#(h)	7/10/2048	1,230	1,237,731
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(h)	8/5/2034	19,156	764,420
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,212,405
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	3,741	3,558,494
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(h)	8/5/2034	22,024	522,079
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.297%	#(h)	4/15/2047	5,393	149,866
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.422%	#(h)	4/15/2047	1,595	29,658
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453%	#(h)	7/15/2048	2,500	2,457,123
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 B	4.05%		9/15/2050	1,880	1,936,126
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	259	260,863
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	275	276,618
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	900	759,327
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(h)	9/25/2042	417	404,569
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	695	698,879
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(h)	1/5/2043	450	459,377
UBS Commercial Mortgage Trust 2017-C5 B	4.10%	#(h)	11/15/2050	6,103	6,299,501
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(h)	6/10/2030	3,905	3,740,561
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.427%	#(h)	7/15/2046	5,195	4,764,681
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.27%	#(h)	5/15/2048	7,460	5,896,949
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.043%	#(h)	1/15/2059	2,748	2,266,936
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(h)	11/15/2050	5,716	5,864,587
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.294%	#(h)	5/15/2047	10,839	507,999
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.732%	#(h)	5/15/2047	2,205	76,935
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.809%	#(h)	10/15/2057	67,686	2,186,741

See Notes to Financial Statements.	367

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(h)	10/15/2057	$100,000	$1,682,620
Total Non-Agency Commercial Mortgage-Backed Securities (cost $111,005,501)					112,897,068

U.S. TREASURY OBLIGATIONS 31.72%
U.S. Treasury Bond	2.75%		8/15/2047	9,068	8,903,820
U.S. Treasury Bond	2.75%		11/15/2047	55,749	54,776,659
U.S. Treasury Bond	3.00%		5/15/2047	133,954	138,221,168
U.S. Treasury Inflation Indexed Bond(j)	0.625%		1/15/2026	31,654	31,881,967
U.S. Treasury Note	1.125%		8/31/2021	29,969	28,991,495
U.S. Treasury Note	1.25%		3/31/2021	19,107	18,661,792
U.S. Treasury Note	1.375%		6/30/2018	33,083	33,064,262
U.S. Treasury Note	1.375%		5/31/2021	42,039	41,157,987
U.S. Treasury Note	1.50%		10/31/2019	10,851	10,792,082
U.S. Treasury Note	1.625%		11/30/2019	11,912	11,903,857
U.S. Treasury Note	1.625%		12/31/2019	13,833	13,780,316
U.S. Treasury Note	1.75%		11/15/2020	25,685	25,576,140
U.S. Treasury Note	1.75%		5/31/2022	89,687	88,294,400
U.S. Treasury Note	1.875%		4/30/2022	26,477	26,213,264
U.S. Treasury Note	1.875%		9/30/2022	508,971	502,827,562
U.S. Treasury Note	2.00%		10/31/2022	126,035	125,242,358
U.S. Treasury Note	2.25%		11/15/2027	36,167	35,632,265
Total U.S. Treasury Obligations (cost $1,204,427,827)					1,195,921,394
Total Long-Term Investments (cost $3,992,503,181)					4,007,135,316

SHORT-TERM INVESTMENTS 1.70%

REPURCHASE AGREEMENT
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $45,285,000 of U.S. Treasury Note at 1.00% due 3/15/2019; value: $44,959,356; proceeds: $44,077,880				44,078	44,077,733
Repurchase Agreement dated 11/30/2017, 0.97% due 12/1/2017 with JPMorgan Chase & Co. collateralized by $19,875,000 of Federal National Mortgage Assoc. at 4.125% due 10/11/2033 value: $20,398,400; proceeds: $20,000,539				20,000	20,000,000
Total Repurchase Agreement (cost $64,077,733)					64,077,733
Total Investments in Securities 107.99% (cost $4,056,580,914)					4,071,213,049
Liabilities in Excess of Cash and Other Assets(k) (7.99%)					(301,125,530)
Net Assets 100.00%					$3,770,087,519

368	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

ARS	Argentine Peso
BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Defaulted (non-income producing security).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Barclays Bank plc	1/12/2018	2,580,000	$812,921	$784,803	$28,118

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	Citibank	2/14/2018	31,000,000	$1,594,566	$1,642,789	$(48,223)

See Notes to Financial Statements.	369

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2017

Open Futures Contracts at November 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	March 2018	977	Short	$(113,803,540)	$(113,667,845)	$135,695
Ultra Long U.S. Treasury Bond	March 2018	31	Short	(5,181,062)	(5,111,125)	69,937
U.S. 10-Year Treasury Note	March 2018	413	Short	(51,389,466)	(51,231,359)	158,107
Totals				$(170,374,068)	$(170,010,329)	$363,739

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	March 2018	3,035	Long	$650,775,353	$650,722,969	$(52,384)

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$374,196,325	$1,474,893	$375,671,218
Other	–	232,293,576	20,055,546	252,349,122
Remaining Industries	–	158,715,809	–	158,715,809
Common Stock	7,622	–	–	7,622
Convertible Bond	–	–	6,716	6,716
Corporate Bonds	–	1,041,478,412	–	1,041,478,412
Foreign Bonds
Brazil	–	761,811	8,453	770,264
Remaining Countries	–	1,660,828	–	1,660,828
Foreign Government Obligations	–	182,535,269	–	182,535,269
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	55,758,904	–	55,758,904
Government Sponsored Enterprises
Pass-Throughs	–	617,827,630	–	617,827,630
Municipal Bonds	–	11,535,060	–	11,535,060
Non-Agency Commercial
Mortgage-Backed Securities	–	112,897,068	–	112,897,068
U.S. Treasury Obligations	–	1,195,921,394	–	1,195,921,394
Repurchase Agreement	–	64,077,733	–	64,077,733
Total	$7,622	$4,049,659,819	$21,545,608	$4,071,213,049

370	See Notes to Financial Statements.

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$28,118	$–	$28,118
Liabilities	–	(48,223)	–	(48,223)
Futures Contracts
Assets	363,739	–	–	363,739
Liabilities	(52,384)	–	–	(52,384)
Total	$311,355	$(20,105)	$–	$291,250

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed	Convertible	Foreign
Investment Type	Securities	Bonds	Bonds
Balance as of December 1, 2016	$8,067,992	$68,836	$–
Accrued Discounts (Premiums)	4	–	–
Realized Gain (Loss)	31,803	–	–
Change in Unrealized Appreciation (Depreciation)	23,021	7,074	(61,637)
Purchases	21,509,394	54,195	70,090
Sales	(8,101,775)	(123,389)	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Balance as of November 30, 2017	$21,530,439	$6,716	$8,453
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$21,043	$(47,480)	$(61,637)

See Notes to Financial Statements.	371

Schedule of Investments

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 62.84%

ASSET-BACKED SECURITIES 19.89%

Automobiles 13.47%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1	$817
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	145	145,123
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	4,469	4,464,905
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	500	511,301
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	1,300	1,304,709
AmeriCredit Automobile Receivables Trust 2013-4 D	3.31%	10/8/2019	230	231,147
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	3,821	3,841,768
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,000	1,001,684
Americredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	13,678	13,737,773
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	903,643
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	216	215,858
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,332	1,333,833
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	6,497	6,542,122
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	2,235	2,225,502
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,193,721
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,787,847
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,929	1,927,861
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	829	828,439
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	9,000	8,979,746
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	233	233,472

372	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	$1,023	$1,022,431
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	260	259,653
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	56	55,595
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	6,461	6,498,934
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	141	140,771
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,075	1,073,792
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	439	436,658
Capital Auto Receivables Asset Trust 2014-3 D	3.14%	2/20/2020	3,781	3,812,332
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	5,075	5,085,588
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	5,000	5,029,244
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,612,713
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	856	855,348
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	997,288
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	8,250	8,242,746
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	6,740	6,723,506
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	2	1,858
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	308	307,808
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,943,692
CarMax Auto Owner Trust 2013-4 A4	1.28%	5/15/2019	260	259,786
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	129	128,833
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,523	1,520,379
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	6	5,819
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	375	372,618
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	4	4,314
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	4,666	4,621,469
CarMax Auto Owner Trust 2017-2 A2	1.63%	6/15/2020	867	866,493
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	2,500	2,496,676
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	465	464,738
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	3,708	3,707,629
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	273	275,289
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	2,489	2,488,301
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	484	484,453
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%	7/15/2021	2,574	2,563,454

See Notes to Financial Statements.	373

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	$23	$22,992
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	785	784,806
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	500	498,302
CPS Auto Trust 2017-D A†	1.87%	3/15/2021	3,339	3,336,534
CPS Auto Trust 2017-D B†	2.43%	1/18/2022	3,000	2,992,712
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	25	24,754
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	178	178,668
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	4,487	4,529,487
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	1,000	1,031,336
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,664	1,667,973
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,425	2,447,915
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	5,758	5,933,563
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	7,972	8,018,119
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	1,215	1,214,418
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	1,244	1,243,669
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	446	446,659
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	5,509	5,526,660
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,940	1,944,898
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,662	2,672,735
Drive Auto Receivables Trust 2017-AA C†	2.98%	1/18/2022	6,550	6,600,081
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	55	55,151
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	7,324	7,349,267
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,700	1,702,669
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	120	123,464
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,825	3,901,570
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	7,267	7,264,607
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	1	517
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	28	28,086
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	370	369,323
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	289	288,324
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	53	53,102
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	2,685	2,684,668
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	1,894	1,893,901	(a)
Flagship Credit Auto Trust 2014-1 C†	3.34%	4/15/2020	3,500	3,530,505
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	30	30,113
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	6,061	6,077,711
Flagship Credit Auto Trust 2016-3 B†	2.43%	6/15/2021	4,375	4,382,861
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	210	209,803

374	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust 2017-1 A†	1.93%		12/15/2021	$4,750	$4,747,380
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	1,000	998,876
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	1,789	1,785,080
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	2,838	2,837,751
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	9	9,278
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%		11/15/2025	3,000	3,009,192
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%		10/15/2018	2	1,967
Honda Auto Receivables Owner Trust 2015-3 A3	1.27%		4/18/2019	29	28,853
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	8	8,355
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	1,145	1,142,711
Mercedes Benz Auto Lease Trust 2015-B A3	1.34%		7/16/2018	8	7,984
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%		3/15/2019	5,785	5,783,960
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	659	660,220
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	500	502,277
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	220	218,557
OSCAR US Funding Trust VII LLC 2017-2A A2B†	1.896% (1 Mo. LIBOR + 0.65%	)#	11/10/2020	15,500	15,499,628
Prestige Auto Receivables Trust 2014-1A D†	2.91%		7/15/2021	1,655	1,657,861
Prestige Auto Receivables Trust 2015-1 B†	2.04%		4/15/2021	2,000	2,000,904
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	5,017	5,039,975
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	1,100	1,109,215
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	985	992,480
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	896	898,655
Santander Drive Auto Receivables Trust 2014-5 C	2.46%		6/15/2020	1,996	2,000,783
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	92	92,220
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	1,450	1,467,884
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	71	70,780
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	3,585	3,615,860
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	1,075	1,080,546
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	66	65,846
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	621	620,104
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,332	1,330,791
Santander Drive Auto Receivables Trust 2016-3 C	2.46%		3/15/2022	5,000	5,004,071
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	1,179	1,178,675
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	3,160	3,164,667
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	695	693,816
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	6,270	6,271,070
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	557	557,419
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,074	1,071,710

See Notes to Financial Statements.	375

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	$3	$3,076
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	14,050	13,937,998
Westlake Automobile Receivables Trust 2016-2A D†	4.10%		6/15/2021	3,000	3,037,609
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	10	9,973
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100	100,007
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,104	1,102,361
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	432	431,281
Total					305,683,108

Credit Cards 3.58%
BA Credit Card Trust 2016-A1 A	1.64% (1 Mo. LIBOR + .39%	)#	10/15/2021	75	75,346
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	4,683	4,646,226
Barclays Dryrock Issuance Trust 2017-1 A	1.569% (1 Mo. LIBOR + .33%	)#	3/15/2023	616	618,101
Barclays Dryrock Issuance Trust 2017-2 A	1.55% (1 Mo. LIBOR + .30%	)#	5/15/2023	2,626	2,634,481
Cabela’s Credit Card Master Note Trust 2014-2 A	1.70% (1 Mo. LIBOR + .45%	)#	7/15/2022	15,912	15,974,785
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	650	649,846
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	3,000	2,967,696
Chase Issuance Trust 2014-A5 A5	1.62% (1 Mo. LIBOR + .37%	)#	4/15/2021	3,826	3,842,321
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	3,000	3,000,847
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	2,913	2,911,094
Discover Card Execution Note Trust 2013-A1	1.55% (1 Mo. LIBOR + 0.30%	)#	8/17/2020	650	650,334
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	7,113	7,096,311
Discover Card Execution Note Trust 2016-A2	1.79% (1 Mo. LIBOR + .54%	)#	9/15/2021	100	100,594
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,836	1,815,832
First National Master Note Trust 2017-2 A	1.677% (1 Mo. LIBOR + 0.44%	)#	10/16/2023	3,500	3,509,294
Master Credit Card Trust II Series 2016-1A B†	1.93%		9/23/2019	200	199,872
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	6,292	6,291,082
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	2,625	2,628,714
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	1,310	1,329,270
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	1,180	1,180,865

376	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	$5,519	$5,575,440
World Financial Network Credit Card Master Trust 2012-D M	3.09%		4/17/2023	4,437	4,471,577
World Financial Network Credit Card Master Trust 2013-A	1.61%		12/15/2021	4,708	4,708,152
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	2,237	2,214,051
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	2,019	2,015,281
Total					81,107,412

Other 2.84%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	8,000	8,004,760
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	1,520	1,519,815
Ally Master Owner Trust 2017-1 A	1.65% (1 Mo. LIBOR + .40%	)#	2/15/2021	200	200,351
Ascentium Equipment Receivables LLC 2015-1A C†	2.69%		10/12/2021	25	25,005
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	88	88,445
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	250	251,493
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	479	478,825
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	259	258,943
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	2,500	2,497,050
CNH Equipment Trust 2015-A A4	1.85%		4/15/2021	340	339,777
Conn Funding II LP 2017-A†	2.73%		7/15/2019	588	588,463
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	100	100,003
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100	99,980
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	91	90,453
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	3,120	3,127,800
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	5,000	5,007,900
DRB Prime Student Loan Trust 2017-A A2A†	1.75%		5/27/2042	944	942,042
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	296	294,881
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%		2/15/2021	292	291,304
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	2,429	2,427,176
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	500	498,717

See Notes to Financial Statements.	377

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mercedes-Benz Master Owner Trust 2016-BA A†	2.00% (1 Mo. LIBOR + .70%	)#	5/17/2021	$150	$151,099
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	3,480	3,481,576
MMAF Equipment Finance LLC 2015-AA A3†	1.39%		10/16/2019	920	919,612
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	982	989,840
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	478	478,220
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	5,000	5,111,363
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	1,268	1,289,752
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	2,000	1,985,058
SLM Private Education Loan Trust 2012-C A2†	3.31%		10/15/2046	1,635	1,641,216
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	3,654	3,683,017
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	1,092	1,089,127
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	6,994	6,973,974
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	3,256	3,245,420
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	100	100,472
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	4,000	4,000,126
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.933% (1 Mo. LIBOR + .65%	)#	1/20/2022	2,200	2,217,335
Total					64,490,390
Total Asset-Backed Securities (cost $451,900,283)					451,280,910

CORPORATE BONDS 42.92%

Automotive 4.75%
Daimler Finance North America LLC†	1.641% (3 Mo. LIBOR + .25%	)#	11/5/2018	4,150	4,153,510
Daimler Finance North America LLC†	1.886% (3 Mo. LIBOR + .45%	)#	5/18/2018	350	350,487
Daimler Finance North America LLC†	1.977% (3 Mo. LIBOR + .63%	)#	1/6/2020	5,000	5,029,352
Daimler Finance North America LLC†	1.998% (3 Mo. LIBOR + .62%	)#	10/30/2019	9,520	9,576,222
Daimler Finance North America LLC†	2.237% (3 Mo. LIBOR + .86%	)#	8/1/2018	780	783,592
Ford Motor Credit Co. LLC	2.10% (3 Mo. LIBOR + .79%	)#	6/12/2020	5,645	5,691,122
Ford Motor Credit Co. LLC	2.14% (3 Mo. LIBOR + .83%	)#	3/12/2019	8,693	8,742,167
Ford Motor Credit Co. LLC	2.243% (3 Mo. LIBOR + .83%	)#	8/12/2019	8,162	8,214,496
Ford Motor Credit Co. LLC	2.35% (3 Mo. LIBOR + 1.00%	)#	1/9/2020	5,000	5,058,650
Ford Motor Credit Co. LLC	2.93% (3 Mo. LIBOR + 1.58%	)#	1/8/2019	13,450	13,625,976
General Motors Co.	2.192% (3 Mo. LIBOR + .80%	)#	8/7/2020	5,000	5,037,246

378	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	2.289% (3 Mo. LIBOR + .93%	)#	4/13/2020	$8,000	$8,082,621
General Motors Financial Co., Inc.	2.71% (3 Mo. LIBOR + 1.36%	)#	4/10/2018	221	221,721
General Motors Financial Co., Inc.	2.853% (3 Mo. LIBOR + 1.45%	)#	5/9/2019	6,000	6,090,495
General Motors Financial Co., Inc.	3.419% (3 Mo. LIBOR + 2.06%	)#	1/15/2019	5,000	5,094,282
Harley-Davidson Financial Services, Inc.†	1.667% (3 Mo. LIBOR + .35%	)#	3/8/2019	1,000	1,001,713
Hyundai Capital America†	2.40%		10/30/2018	6,302	6,295,324
Nissan Motor Acceptance Corp.†	1.721% (3 Mo. LIBOR + .39%	)#	9/28/2020	5,000	5,009,151
Nissan Motor Acceptance Corp.†	1.939% (3 Mo. LIBOR + .58%	)#	1/13/2020	6,389	6,428,028
Nissan Motor Acceptance Corp.†	2.327% (3 Mo. LIBOR + 1.01%	)#	3/8/2019	3,200	3,232,189
Toyota Motor Credit Corp.	1.743% (3 Mo. LIBOR + .39%	)#	1/17/2019	15	15,051
Total					107,733,395

Banks: Regional 30.21%
ABN AMRO Bank NV (Netherlands)†(b)	1.994% (3 Mo. LIBOR + .64%	)#	1/18/2019	51,171	51,447,170
Bank of America Corp.	2.205% (3 Mo. LIBOR + .87%	)#	4/1/2019	12,364	12,467,950
Bank of America Corp.	2.393% (3 Mo. LIBOR + 1.07%	)#	3/22/2018	10,100	10,128,796
Bank of America Corp.	2.399% (3 Mo. LIBOR + 1.04%	)#	1/15/2019	37,106	37,443,246
Bank of Montreal (Canada)(b)	1.567% (3 Mo. LIBOR + .25%	)#	9/11/2019	15,000	15,007,026
Bank of Montreal (Canada)(b)	1.76% (3 Mo. LIBOR + .44%	)#	6/15/2020	3,000	3,011,129
Bank of Montreal (Canada)(b)	1.99% (3 Mo. LIBOR + .61%	)#	7/31/2018	32	32,105
Bank of Montreal (Canada)(b)	2.004% (3 Mo. LIBOR + .65%	)#	7/18/2019	35	35,279
Bank of New York Mellon Corp. (The)	1.756% (3 Mo. LIBOR + .44%	)#	3/6/2018	200	200,216
Bank of Nova Scotia (The) (Canada)(b)	1.749% (3 Mo. LIBOR + .39%	)#	7/14/2020	5,000	5,010,768
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(b)	2.339% (3 Mo. LIBOR + 1.02%	)#	9/14/2018	600	604,184
Barclays Bank plc (United Kingdom)(b)	2.148% (3 Mo. LIBOR + .77%	)#	10/28/2019	10,000	10,043,664
Citibank NA	1.581% (3 Mo. LIBOR + .26%	)#	9/18/2019	15,000	15,004,444
Citibank NA	1.633% (3 Mo. LIBOR + .23%	)#	11/9/2018	4,000	4,005,514

See Notes to Financial Statements.	379

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citibank NA	1.663% (3 Mo. LIBOR + .3%	)#	10/20/2020	$10,000	$9,990,800
Citibank NA	1.665% (3 Mo. LIBOR + .34%	)#	3/20/2019	11,000	11,019,490
Citigroup, Inc.	2.177% (3 Mo. LIBOR + .86%	)#	12/7/2018	6,286	6,322,716
Citigroup, Inc.	2.247% (3 Mo. LIBOR + .93%	)#	6/7/2019	10,000	10,091,997
Citigroup, Inc.	2.258% (3 Mo. LIBOR + .88%	)#	7/30/2018	4,000	4,016,487
Citizens Bank NA/Providence RI	2.032% (3 Mo. LIBOR + .57%	)#	5/26/2020	2,000	2,005,673
Commonwealth Bank of Australia (Australia)†(b)	1.71% (3 Mo. LIBOR + .40%	)#	3/12/2018	167	167,147
Commonwealth Bank of Australia (Australia)†(b)	1.721% (3 Mo. LIBOR + .4%	)#	9/18/2020	7,000	7,012,452
Commonwealth Bank of Australia (Australia)†(b)	1.767% (3 Mo. LIBOR + .45%	)#	3/10/2020	1,000	1,003,305
Commonwealth Bank of Australia (Australia)†(b)	2.171% (3 Mo. LIBOR + .79%	)#	11/2/2018	320	321,838
Commonwealth Bank of Australia (Australia)†(b)	2.38% (3 Mo. LIBOR + 1.06%	)#	3/15/2019	410	414,502
Commonwealth Bank of Australia (Australia)†(b)	4.65%		6/15/2018	5,000	5,070,876
Credit Agricole SA (United Kingdom)†(b)	2.159% (3 Mo. LIBOR + .80%	)#	4/15/2019	11,230	11,317,523
Credit Suisse AG	1.75%		1/29/2018	1,750	1,750,180
Fifth Third Bank	2.346% (3 Mo. LIBOR + .91%	)#	8/20/2018	585	587,925
Goldman Sachs Group, Inc. (The)	2.117% (3 Mo. LIBOR + .80%	)#	12/13/2019	1,490	1,502,620
Goldman Sachs Group, Inc. (The)	2.383% (3 Mo. LIBOR + 1.02%	)#	10/23/2019	15,000	15,179,140
Goldman Sachs Group, Inc. (The)	2.407% (3 Mo. LIBOR + 1.04%	)#	4/25/2019	12,186	12,308,257
Goldman Sachs Group, Inc. (The)	2.516% (3 Mo. LIBOR + 1.10%	)#	11/15/2018	39,281	39,586,328
Goldman Sachs Group, Inc. (The)	2.523% (3 Mo. LIBOR + 1.16%	)#	4/23/2020	4,861	4,939,041
Goldman Sachs Group, Inc. (The)	2.578% (3 Mo. LIBOR + 1.20%	)#	4/30/2018	10,800	10,843,007
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	75	75,384
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	10,181	10,400,456
HSBC Bank plc (United Kingdom)†(b)	2.056% (3 Mo. LIBOR + .64%	)#	5/15/2018	1,250	1,252,866
HSBC USA, Inc.	2.208% (3 Mo. LIBOR + .88%	)#	9/24/2018	4,480	4,506,222
Huntington National Bank (The)	1.827% (3 Mo. LIBOR + .51%	)#	3/10/2020	750	754,023

380	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
ING Bank NV (Netherlands)†(b)	1.871% (3 Mo. LIBOR + .55%	)#	3/16/2018	$700	$701,086
ING Bank NV (Netherlands)†(b)	2.025% (3 Mo. LIBOR + .69%	)#	10/1/2019	400	402,734
ING Bank NV (Netherlands)†(b)	2.202% (3 Mo. LIBOR + .78%	)#	8/17/2018	3,100	3,115,142
ING Bank NV (Netherlands)†(b)	2.453% (3 Mo. LIBOR + 1.13%	)#	3/22/2019	21,900	22,169,935
JPMorgan Chase & Co.	1.917% (3 Mo. LIBOR + .55%	)#	4/25/2018	300	300,558
JPMorgan Chase & Co.	2.008% (3 Mo. LIBOR + .63%	)#	1/28/2019	65,710	66,085,132
JPMorgan Chase & Co.	2.163% (3 Mo. LIBOR + .84%	)#	3/22/2019	1,113	1,122,176
JPMorgan Chase & Co.	6.00%		1/15/2018	1,675	1,682,902
JPMorgan Chase Bank NA	1.918% (3 Mo. LIBOR + .59%	)#	9/23/2019	2,000	2,015,530
KeyBank NA	2.35%		3/8/2019	1,920	1,927,232
Macquarie Bank Ltd. (Australia)†(b)	1.67% (3 Mo. LIBOR + .35%	)#	3/15/2019	15,000	15,000,299
Macquarie Bank Ltd. (Australia)†(b)	1.686% (3 Mo. LIBOR + .35%	)#	4/4/2019	9,400	9,407,837
Macquarie Bank Ltd. (Australia)†(b)	2.539% (3 Mo. LIBOR + 1.18%	)#	1/15/2019	9,250	9,338,477
Morgan Stanley	2.083% (3 Mo. LIBOR + .74%	)#	1/5/2018	150	150,074
Morgan Stanley	2.213% (3 Mo. LIBOR + .80%	)#	2/14/2020	62,502	62,801,385
Morgan Stanley	2.215% (3 Mo. LIBOR + .85%	)#	1/24/2019	995	1,001,278
Morgan Stanley	6.625%		4/1/2018	200	203,044
MUFG Americas Holdings Corp.	1.973% (3 Mo. LIBOR + .57%	)#	2/9/2018	11,819	11,823,925
National Australia Bank Ltd. (Australia)†(b)	1.956% (3 Mo. LIBOR + .51%	)#	5/22/2020	4,000	4,020,549
Nordea Bank AB (Sweden)†(b)	1.947% (3 Mo. LIBOR + .47%	)#	5/29/2020	2,000	2,011,113
Santander UK plc (United Kingdom)(b)	1.685% (3 Mo. LIBOR + .3%	)#	11/3/2020	10,000	9,999,100
Santander UK plc (United Kingdom)(b)	2.312% (3 Mo. LIBOR + .85%	)#	8/24/2018	7,457	7,493,083
Santander UK plc (United Kingdom)(b)	2.799% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	11,953	12,147,092
Societe Generale SA (France)(b)	2.415% (3 Mo. LIBOR + 1.08%	)#	10/1/2018	300	302,356
Standard Chartered plc (United Kingdom)†(b)	2.566% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	5,000	5,058,050

See Notes to Financial Statements.	381

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Sumitomo Mitsui Banking Corp. (Japan)(b)	1.664% (3 Mo. LIBOR + .31%	)#	10/18/2019	$15,000	$15,006,450
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(b)	1.764% (3 Mo. LIBOR + .44%	)#	9/19/2019	8,000	8,008,419
Toronto-Dominion Bank (The) (Canada)(b)	1.903% (3 Mo. LIBOR + .54%	)#	7/23/2018	2,917	2,925,748
UBS AG	2.029% (3 Mo. LIBOR + .70%	)#	3/26/2018	900	901,763
UBS AG (United Kingdom)†(b)	1.637% (3 Mo. LIBOR + .32%	)#	12/7/2018	4,000	4,007,840
UBS AG (united Kingdom)†(b)	1.799% (3 Mo. LIBOR + .32%	)#	5/28/2019	25,000	25,008,638
UBS AG (united Kingdom)†(b)	1.959% (3 Mo. LIBOR + .48%	)#	12/1/2020	15,000	15,032,610
UBS AG/Stamford CT	2.053% (3 Mo. LIBOR + .64%	)#	8/14/2019	5,300	5,338,552
US Bancorp	1.767% (3 Mo. LIBOR + .40%	)#	4/25/2019	50	50,196
US Bank NA	1.958% (3 Mo. LIBOR + .58%	)#	1/29/2018	250	250,087
Wells Fargo & Co.	1.719% (3 Mo. LIBOR + .40%	)#	9/14/2018	6,200	6,214,235
Wells Fargo & Co.	1.993% (3 Mo. LIBOR + .63%	)#	4/23/2018	200	200,424
Wells Fargo Bank NA	1.966% (3 Mo. LIBOR + .65%	)#	12/6/2019	9,270	9,357,226
Wells Fargo Bank NA	1.968% (3 Mo. LIBOR + .50%	)#	11/28/2018	2,500	2,510,396
Wells Fargo Bank NA	2.062% (3 Mo. LIBOR + .60%	)#	5/24/2019	3,400	3,419,519
Westpac Banking Corp. (Australia)(b)	1.892% (3 Mo. LIBOR + .43%	)#	5/25/2018	50	50,083
Total					685,444,021

Biotechnology Research & Production 1.75%
Amgen, Inc.	2.046% (3 Mo. LIBOR + .60%	)#	5/22/2019	45	45,292
Baxalta, Inc.	2.103% (3 Mo. LIBOR + .78%	)#	6/22/2018	9,620	9,644,143
Gilead Sciences, Inc.	1.496% (3 Mo. LIBOR + .17%	)#	9/20/2018	15,000	15,008,700
Gilead Sciences, Inc.	1.546% (3 Mo. LIBOR + .22%	)#	3/20/2019	15,000	15,029,520
Total					39,727,655

Building Materials 0.47%
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	5,805	5,831,611
Vulcan Materials Co.	1.92% (3 Mo. LIBOR + .60%	)#	6/15/2020	4,820	4,834,193
Total					10,665,804

Business Services 0.01%
ERAC USA Finance LLC†	2.80%		11/1/2018	100	100,742

Computer Hardware 0.03%
Hewlett Packard Enterprise Co.	3.273% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	561	568,806

382	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.00%
Allergan Funding SCS (Luxembourg)(b)	2.39% (3 Mo. LIBOR + 1.08%	)#	3/12/2018	$5	$5,012
AstraZeneca plc (United Kingdom)(b)	1.949% (3 Mo. LIBOR + .53%	)#	11/16/2018	50	50,219
Total					55,231

Electric: Power 1.31%
Atlantic City Electric Co.	7.75%		11/15/2018	1,000	1,052,096
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	500	504,205
Pacific Gas & Electric Co.†	1.707% (3 Mo. LIBOR + .23%	)#	11/28/2018	20,000	20,000,591
PPL Capital Funding, Inc.	1.90%		6/1/2018	3,950	3,948,240
South Carolina Electric & Gas Co.	5.25%		11/1/2018	440	451,778
Southern Co. (The)	1.55%		7/1/2018	250	249,524
TECO Finance, Inc.	1.95% (3 Mo. LIBOR + .60%	)#	4/10/2018	3,075	3,078,135
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	420,943
Total					29,705,512

Electrical Equipment 0.09%
QUALCOMM, Inc.	1.796% (3 Mo. LIBOR + .36%	)#	5/20/2019	2,000	2,001,938

Financial Services 1.08%
AIG Global Funding†	1.815% (3 Mo. LIBOR + .48%	)#	7/2/2020	12,000	12,031,827
American Express Co.	2.036% (3 Mo. LIBOR + .59%	)#	5/22/2018	300	300,680
American Express Credit Corp.	1.715% (3 Mo. LIBOR + .33%		5/3/2019	2,000	2,005,464
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	100	100,862
Federation des Caisses Desjardins du Quebec (Canada)†(b)	1.71% (3 Mo. LIBOR + .33%	)#	10/30/2020	5,000	4,999,149
International Lease Finance Corp.	3.875%		4/15/2018	5,000	5,033,266
Total					24,471,248

Food 0.75%
Conagra Brands, Inc.	1.857% (3 Mo. LIBOR + .5%	)#	10/9/2020	10,000	10,001,051
Tyson Foods, Inc.	1.891% (3 Mo. LIBOR +45%	)#	8/21/2020	5,000	5,005,942
Tyson Foods, Inc.	1.929% (3 Mo. LIBOR + .45%	)#	5/30/2019	2,000	2,003,514
Total					17,010,507

Health Care Services 0.02%
Fresenius Medical Care US Finance, Inc.†	6.50%		9/15/2018	500	516,324

See Notes to Financial Statements.	383

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.34%
MetLife, Inc.	6.817%		8/15/2018	$500	$517,353
Metropolitan Life Global Funding I†	1.544% (3 Mo. LIBOR + .22%	)#	9/19/2019	7,000	7,005,357
Prudential Financial, Inc.	2.196% (3 Mo. LIBOR + .78%	)#	8/15/2018	180	180,855
Total					7,703,565

Machinery: Agricultural 0.00%
BAT International Finance plc (United Kingdom)†(b)	1.85%		6/15/2018	25	24,988

Machinery: Industrial/Specialty 0.44%
John Deere Capital Corp.	1.463% (3 Mo. LIBOR + .12%	)#	7/5/2019	10,000	10,000,548

Machinery: Oil Well Equipment & Services 0.09%
Caterpillar Financial Services Corp.	1.496% (3 Mo. LIBOR + .18%	)#	12/6/2018	2,000	2,001,865

Manufacturing 0.02%
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	1.661% (3 Mo. LIBOR + .34%	)#	3/16/2020	500	501,865

Metals & Minerals: Miscellaneous 0.00%
Goldcorp, Inc. (Canada)(b)	2.125%		3/15/2018	15	15,014

Natural Gas 0.88%
WGL Holdings, Inc.	1.877% (3 Mo. LIBOR + .4%	)#	11/29/2019	20,000	19,998,028

Oil 0.32%
BP Capital Markets plc (United Kingdom)(b)	1.92% (3 Mo. LIBOR + .51%	)#	5/10/2018	86	86,163
ConocoPhillips Co.	1.746% (3 Mo. LIBOR + .33%		5/15/2018	5,485	5,488,628
Phillips 66†	2.009% (3 Mo. LIBOR + .65%	)#	4/15/2019	1,500	1,501,678
Statoil ASA (Norway)(b)	1.706% (3 Mo. LIBOR + .29%	)#	5/15/2018	67	67,089
Total					7,143,558

Oil: Crude Producers 0.02%
Buckeye Partners LP	6.05%		1/15/2018	100	100,462
Enbridge Energy Partners LP	6.50%		4/15/2018	25	25,419
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	10	10,207
Western Gas Partners LP	2.60%		8/15/2018	405	406,028
Total					542,116

384	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.06%
Highwoods Realty LP	7.50%	4/15/2018	$1,205	$1,229,381
Kilroy Realty LP	4.80%	7/15/2018	121	122,614
Total				1,351,995

Steel 0.05%
Nucor Corp.	5.75%	12/1/2017	1,169	1,169,000

Telecommunications 0.02%
BellSouth LLC†	4.285%	4/26/2021	500	504,720

Transportation: Miscellaneous 0.21%
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	4,750	4,791,881
Total Corporate Bonds (cost $973,097,873)				973,750,326

U.S. TREASURY OBLIGATION 0.03%
U.S. Treasury Note (cost $596,884)	1.375%	6/30/2018	596	595,662
Total Long-Term Investments (cost $1,425,595,040)				1,425,626,898

SHORT-TERM INVESTMENTS 35.22%

ASSET-BACKED SECURITY 0.01%

Other
Dell Equipment Finance Trust 2017-1 A1† (cost $257,674)	1.35%	5/22/2018	258	257,586

COMMERCIAL PAPER 30.36%

Automotive 0.88%
VW Credit, Inc.	1.588%	1/2/2018	15,000	14,979,200
VW Credit, Inc.	1.619%	12/27/2017	5,000	4,994,258
Total				19,973,458

Banks: Regional 0.69%
Intesa Funding LLC	1.78%	1/2/2018	15,000	14,976,667
Mizuho Bank Ltd.	1.785%	1/30/2018	600	598,559
Total				15,575,226

Beverages 1.50%
Constellation Brands, Inc.	1.624%	12/8/2017	7,000	6,997,822
Molson Coors Brewing Co.	1.678%	1/8/2018	14,000	13,975,617
Molson Coors Brewing Co.	1.678%	1/17/2018	1,000	997,846
Molson Coors Brewing Co.	1.687%	1/10/2018	12,000	11,977,866
Total				33,949,151

See Notes to Financial Statements.	385

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.67%
Equifax, Inc.	1.829%	12/4/2017	$10,000	$9,998,500
Equifax, Inc.	1.96%	12/11/2017	8,000	7,995,711
Equifax, Inc.	2.034%	1/3/2018	15,000	14,972,500
Equifax, Inc.	2.086%	1/16/2018	5,000	4,986,903
Total				37,953,614

Chemicals 2.72%
Agrium, Inc.	1.462%	12/5/2017	15,000	14,997,600
Agrium, Inc.	1.472%	12/4/2017	12,000	11,998,550
Agrium, Inc.	1.564%	12/27/2017	6,000	5,993,327
Albemarle Corp.	1.645%	1/3/2018	11,800	11,782,477
Albemarle Corp.	1.666%	1/8/2018	7,000	6,987,882
E.I. du Pont de Nemours & Co.	1.475%	12/11/2017	10,000	9,995,972
Total				61,755,808

Computer Hardware 1.30%
Hewlett Packard Enterprise Co.	1.472%	12/7/2017	7,000	6,998,309
HP, Inc.	1.535%	1/5/2018	15,000	14,977,979
HP, Inc.	1.578%	12/26/2017	7,500	7,491,927
Total				29,468,215

Electric: Power 3.12%
Dominion Resources, Inc.	1.535%	1/4/2018	14,000	13,980,034
Dominion Resources, Inc.	1.577%	1/16/2018	15,000	14,970,292
Electricite de France SA	1.932%	1/5/2018	250	249,546
Entergy Corp.	1.474%	12/12/2017	3,611	3,609,400
Entergy Corp.	1.545%	1/11/2018	10,000	9,982,689
Entergy Corp.	1.545%	1/17/2018	9,140	9,121,862
Entergy Corp.	1.565%	1/18/2018	9,000	8,981,520
Entergy Corp.	1.575%	1/18/2018	2,000	1,995,867
South Carolina Fuel	1.644%	12/6/2017	8,000	7,998,200
Total				70,889,410

Electrical: Household 0.89%
Molex Electronic Technologies	1.583%	12/12/2017	8,700	8,695,853
Molex Electronic Technologies	1.646%	1/2/2018	11,500	11,483,440
Total				20,179,293

Electronics 0.66%
Arrow Electronics, Inc.	1.828%	12/26/2017	15,000	14,981,250

386	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.04%
Syngenta Wilmington, Inc.	2.276%	12/8/2017	$1,000	$999,568

Food 0.85%
Mondelez International, Inc.	1.506%	1/8/2018	10,000	9,984,378
Mondelez International, Inc.	1.524%	1/8/2018	2,750	2,745,646
Mondelez International, Inc.	1.526%	1/9/2018	6,500	6,489,437
Total				19,219,461

Health Care Products 1.23%
Boston Scientific Corp.	1.624%	12/6/2017	10,000	9,997,778
Boston Scientific Corp.	1.708%	1/16/2018	2,000	1,995,707
Boston Scientific Corp.	1.74%	1/23/2018	7,000	6,982,377
Boston Scientific Corp.	1.74%	1/23/2018	9,000	8,977,342
Total				27,953,204

Health Care Services 0.81%
Humana, Inc.	1.647%	1/22/2018	1,500	1,496,490
Humana, Inc.	1.647%	1/22/2018	17,000	16,960,220
Total				18,456,710

Household Equipment/Products 0.57%
Newell Rubbermaid, Inc.	1.623%	12/6/2017	13,000	12,997,111

Lodging 2.39%
Marriott International, Inc.	1.493%	12/6/2017	4,200	4,199,142
Marriott International, Inc.	1.534%	1/8/2018	20,000	19,968,122
Marriott International, Inc.	1.534%	1/16/2018	1,000	998,071
Marriott International, Inc.	1.545%	1/16/2018	9,000	8,982,520
Wyndham Worldwide Corp.	1.947%	12/5/2017	10,000	9,997,867
Wyndham Worldwide Corp.	1.978%	12/4/2017	10,000	9,998,375
Total				54,144,097

Manufacturing 0.57%
ITT, Inc.	1.573%	12/13/2017	1,000	999,483
ITT, Inc.	1.573%	12/15/2017	1,032	1,031,378
ITT, Inc.	1.654%	12/6/2017	9,724	9,721,799
ITT, Inc.	1.654%	12/13/2017	1,166	1,165,366
Total				12,918,026

See Notes to Financial Statements.	387

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.25%
Viacom, Inc.	1.728%	12/19/2017	$15,500	$15,486,825
Viacom, Inc.	1.929%	12/18/2017	13,000	12,988,336
Total				28,475,161

Metals & Minerals: Miscellaneous 1.54%
Glencore Funding LLC	1.649%	1/24/2018	25,000	24,939,250
Glencore Funding LLC	1.677%	1/16/2018	10,000	9,978,917
Total				34,918,167

Natural Gas 1.15%
ONEOK, Inc.	1.847%	12/1/2017	4,000	4,000,000
ONEOK, Inc.	1.897%	12/5/2017	10,000	9,997,922
ONEOK, Inc.	1.898%	12/15/2017	10,000	9,992,728
ONEOK, Inc.	1.898%	12/4/2017	1,000	999,844
ONEOK, Inc.	1.928%	12/12/2017	1,000	999,420
Total				25,989,914

Oil 1.74%
Canadian Natural Resources Ltd.	1.635%	12/21/2017	1,490	1,488,667
Canadian Natural Resources Ltd.	1.645%	12/21/2017	18,000	17,983,800
Canadian Natural Resources Ltd.	1.656%	12/21/2017	5,000	4,995,472
Eni Finance USA, Inc.	1.504%	12/11/2017	5,000	4,997,945
Suncor Energy, Inc.	1.527%	12/18/2017	10,000	9,992,917
Total				39,458,801

Oil: Crude Producers 2.52%
Enbridge Energy Partners LP	1.99%	12/11/2017	18,615	18,604,865
Enbridge Energy Partners LP	2.00%	12/14/2017	2,000	1,998,577
Enbridge Energy Partners LP	2.04%	12/14/2017	2,000	1,998,548
Enbridge Energy Partners LP	2.294%	12/12/2017	4,500	4,496,906
Energy Transfer Partners	2.081%	12/13/2017	8,500	8,494,192
Energy Transfer Partners	2.234%	12/8/2017	12,000	11,994,867
Energy Transfer Partners	2.235%	12/13/2017	7,000	6,994,867
Plains All American Pipeline LP	2.705%	12/11/2017	2,500	2,498,160
Total				57,080,982

Toys 1.26%
Mattel, Inc.	1.819%	12/11/2017	14,000	13,993,039
Mattel, Inc.	2.034%	12/18/2017	10,000	9,990,555
Mattel, Inc.	2.286%	12/18/2017	4,500	4,495,219
Total				28,478,813

388	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 1.01%
Kansas City Southern	1.675%		12/5/2017	$15,000	$14,997,250
Kansas City Southern	1.81%		1/8/2018	8,000	7,984,969
Total					22,982,219
Total Commercial Paper (cost $688,797,344)					688,797,659

CORPORATE BONDS 3.01%

Automotive 0.32%
Daimler Finance North America LLC†	1.875%		1/11/2018	200	200,057
Ford Motor Credit Co. LLC	1.886% (3 Mo. LIBOR + .57%	)#	12/6/2017	4,060	4,060,112
Ford Motor Credit Co. LLC	2.29% (3 Mo. LIBOR + .94%	)#	1/9/2018	2,500	2,501,310
Volkswagen Group of America Finance LLC†	1.916% (3 Mo. LIBOR + .47%	)#	5/22/2018	600	600,329
Total					7,361,808

Banks: Regional 1.52%
Barclays Bank plc (United Kingdom)†(b)	6.05%		12/4/2017	11,198	11,198,000
Goldman Sachs Group, Inc. (The)	2.12% (3 Mo. LIBOR + .80%	)#	12/15/2017	425	425,119
HSBC USA, Inc.	1.625%		1/16/2018	1,230	1,230,032
Intesa Sanpaolo SpA (Italy)(b)	3.875%		1/16/2018	16,211	16,246,051
JPMorgan Chase & Co.	1.991% (3 Mo. LIBOR + .51%	)#	3/1/2018	1,100	1,101,167
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	250	250,000
Morgan Stanley	2.647% (3 Mo. LIBOR + 1.28%	)#	4/25/2018	750	753,298
Standard Chartered plc (United Kingdom)†(b)	1.993% (3 Mo. LIBOR + .64%	)#	4/17/2018	760	760,904
Wells Fargo Bank NA	2.103% (3 Mo. LIBOR + .74%	)#	1/22/2018	2,500	2,502,293
Total					34,466,864

Computer Software 0.18%
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	4,162	4,162,000

Drugs 0.13%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.40%		7/20/2018	2,975	2,948,421

Electric: Power 0.30%
E. ON International Finance BV (Netherlands)†(b)	5.80%		4/30/2018	1,500	1,523,742
International Transmission Co.†	5.75%		4/1/2018	1,000	1,012,440
New York State Electric & Gas Corp.†	6.15%		12/15/2017	3,250	3,254,429
West Penn Power Co.†	5.95%		12/15/2017	1,075	1,076,328
Total					6,866,939

See Notes to Financial Statements.	389

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.03%
Air Lease Corp.	2.125%	1/15/2018	$645	$645,265

Insurance 0.09%
QBE Insurance Group Ltd. (Australia)†(b)	2.40%	5/1/2018	1,948	1,950,178

Lodging 0.02%
Wyndham Worldwide Corp.	2.50%	3/1/2018	375	375,300

Oil: Crude Producers 0.22%
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	3,220	3,225,796
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	500	504,033
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	500	502,307
Kinder Morgan, Inc.	2.00%	12/1/2017	650	650,000
Total				4,882,136

Real Estate Investment Trusts 0.18%
Select Income REIT	2.85%	2/1/2018	4,163	4,166,910

Telecommunications 0.02%
Telefonica Emisiones SAU (Spain)(b)	3.192%	4/27/2018	500	502,503
Total Corporate Bonds (cost $68,350,510)				68,328,324

U.S. TREASURY OBLIGATION 1.80%
U.S. Treasury Bill (cost $40,802,163)	Zero Coupon	12/28/2017	40,834	40,799,929

REPURCHASE AGREEMENT 0.04%
Repurchase Agreement dated 11/30/2017, 0.12% due 12/1/2017 with Fixed Income Clearing Corp. collateralized by $1,005,000 of U.S. Treasury Note at 2.00% due 11/15/2026; value: $975,968; proceeds: $955,738 (cost $955,734)			956	955,734
Total Short-Term Investments (cost $799,163,425)				799,139,232
Total Investments in Securities 98.06% (cost $2,224,758,465)				2,224,766,130
Cash and Other Assets in Excess of Liabilities 1.94%				43,925,120
Net Assets 100.00%				$2,268,691,250

390	See Notes to Financial Statements.

Schedule of Investments (concluded)

ULTRA SHORT BOND FUND November 30, 2017

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2017.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Automobiles	$–	$303,789,207	$1,893,901	$305,683,108
Remaining Industries	–	145,855,388	–	145,855,388
Corporate Bonds	–	1,042,078,650	–	1,042,078,650
U.S. Treasury Obligations	–	41,395,591	–	41,395,591
Commercial Paper	–	688,797,659	–	688,797,659
Repurchase Agreement	–	955,734	–	955,734
Total	$–	$2,222,872,229	$1,893,901	$2,224,766,130

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$99,986
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	1,893,901
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(99,986)
Balance as of November 30, 2017	$1,893,901
Change in unrealized appreciation/depreciation for the year ended November 30, 2017 related to Level 3 investments held at November 30, 2017	$–

See Notes to Financial Statements.	391

Statements of Assets and Liabilities

November 30, 2017

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$798,701,794	$1,422,420,050	$14,357,573
Investments in securities, at fair value	$877,201,649	$1,425,443,059	$14,539,992
Cash	3,505,864	–	602
Deposits with brokers for derivatives collateral	300,000	457,990	5,708
Foreign cash, at value (cost $650, $0, $0, $0, $0, $1, $0 and $14,293, respectively)	654	–	–
Receivables:
Investment securities sold	9,717,060	43,247,155	279,578
Capital shares sold	1,125,273	4,903,759	65,670
Interest and dividends	3,534,190	5,155,512	98,359
Variation margin for futures contracts	–	–	363
From advisor (See Note 3)	–	–	21,965
Variation margin for centrally cleared credit default swap agreements	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	130,040	–	–
Unrealized appreciation on CPI swaps	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Prepaid expenses and other assets	83,926	99,974	86,361
Total assets	895,598,656	1,479,307,449	15,098,598
LIABILITIES:
Payables:
Investment securities purchased	19,442,556	194,116,825	1,730,251
Capital shares reacquired	570,616	1,341,679	11,118
Management fee	503,690	251,072	4,868
12b-1 distribution plan	27,647	167,815	2,209
Trustees’ fees	80,855	134,767	509
Variation margin for futures contracts	–	176,356	–
Fund administration	28,782	41,995	433
Offering costs	–	–	–
To affiliate (See Note 3)	30	–	–
Variation margin for centrally cleared CPI swap agreements	–	–	–
Unrealized depreciation on forward foreign currency exchange contracts	234,651	–	–
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $0, $17,980, $0, $0, $0, $418,992, and $0)	–	–	11,075
Distributions payable	–	2,434,652	35,606
Accrued expenses	110,438	374,880	33,612
Total liabilities	20,999,265	199,040,041	1,829,681
NET ASSETS	$874,599,391	$1,280,267,408	$13,268,917

392	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,151,161	$12,491,215,462	$6,802,917,462	$2,115,832,257	$1,111,024,939
$6,214,498	$12,554,787,048	$7,041,363,957	$2,144,273,985	$1,108,666,384
–	28,343,170	4,559,397	–	247,925
4,120	2,534,683	8,145,489	4,597,614	121,617,375

–	–	1	–	14,313

24,952	305,729,937	90,763,429	12,876,643	4,855,081
15,824	63,585,315	68,279,065	12,145,462	5,140,235
73,785	63,342,704	103,685,861	21,635,106	8,031,298
–	806,802	68,452	236,461	–
15,996	–	–	203,486	14,558

–	–	52,286	–	–

–	475,299	138,896	1,043,405	–
–	–	–	–	13,736,301
–	80,745	–	–	–
34,136	355,396	244,609	132,032	89,273
6,383,311	13,020,041,099	7,317,301,442	2,197,144,194	1,262,412,743

32,981	898,974,948	164,483,182	40,369,013	9,527,292
7	34,110,874	16,865,843	6,228,596	6,607,712
2,082	4,488,377	3,011,566	876,003	370,348
376	2,899,827	959,025	473,574	178,049
51	749,812	428,279	561,520	79,640
862	–	–	–	208,725
208	395,314	231,062	70,080	37,035
18,698	–	–	–	–
–	–	–	–	–

–	–	–	–	10,375,748

–	667,845	1,163,726	1,674,660	1,313
–	–	–	–	115,873,518

–	–	–	21,447	–
15,823	43,016,859	29,075,961	6,275,301	3,693,119
21,873	1,798,898	1,227,629	460,841	307,383
92,961	987,102,754	217,446,273	57,011,035	147,259,882
$6,290,350	$12,032,938,345	$7,099,855,169	$2,140,133,159	$1,115,152,861

See Notes to Financial Statements.	393

Statements of Assets and Liabilities (continued)

November 30, 2017

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$804,233,770	$1,290,851,864	$13,158,117
Undistributed (distributions in excess of) net investment income	9,182,536	(10,708)	14,451
Accumulated net realized loss on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	(17,212,892)	(13,415,361)	(50,081)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	78,395,977	2,841,613	146,430
Net Assets	$874,599,391	$1,280,267,408	$13,268,917
Net assets by class:
Class A Shares	$116,818,669	$460,290,557	$6,390,405
Class B Shares	$200,870	$702,404	–
Class C Shares	$42,574,484	$66,386,606	$613,094
Class F Shares	$148,916,828	$196,036,952	$6,009,866
Class F3 Shares	$3,883,915	$300,983,201	$10,271
Class I Shares	$553,681,380	$190,062,939	$109,183
Class P Shares	$56,148	$99	–
Class R2 Shares	$119,215	$951,370	$26,996
Class R3 Shares	$5,577,161	$15,555,458	$27,212
Class R4 Shares	$58,907	$6,543,891	$27,183
Class R5 Shares	$139,146	$801,704	$27,318
Class R6 Shares	$2,572,668	$41,952,227	$27,389
Class T Shares	–	–	–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,773,721	42,349,010	422,101
Class B Shares	15,058	64,830	–
Class C Shares	3,218,120	6,135,194	40,474
Class F Shares	11,183,224	18,040,287	396,960
Class F3 Shares	290,032	27,693,412	678
Class I Shares	41,356,887	17,494,542	7,212
Class P Shares	4,156	9	–
Class R2 Shares	8,836	87,506	1,783
Class R3 Shares	420,615	1,430,865	1,798
Class R4 Shares	4,426	602,257	1,796
Class R5 Shares	10,398	73,763	1,805
Class R6 Shares	192,079	3,861,250	1,809
Class T Shares	–	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.31	$10.87	$15.14
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.62	$11.12	$15.49
Class B Shares-Net asset value	$13.34	$10.83	–
Class C Shares-Net asset value	$13.23	$10.82	$15.15
Class F Shares-Net asset value	$13.32	$10.87	$15.14
Class F3 Shares-Net asset value	$13.39	$10.87	$15.14
Class I Shares-Net asset value	$13.39	$10.86	$15.14
Class P Shares-Net asset value	$13.51	$11.00	–
Class R2 Shares-Net asset value	$13.49	$10.87	$15.14
Class R3 Shares-Net asset value	$13.26	$10.87	$15.14
Class R4 Shares-Net asset value	$13.31	$10.87	$15.14
Class R5 Shares-Net asset value	$13.38	$10.87	$15.14
Class R6 Shares-Net asset value	$13.39	$10.86	$15.14
Class T Shares-Net asset value	–	–	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	–	–

394	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,254,489	$12,279,808,161	$6,941,140,011	$2,162,548,270	$1,329,812,070

3,467	(29,233,890)	(23,363,033)	(4,219,977)	(424,017)

(25,370)	(281,828,651)	(54,081,981)	(45,190,670)	(102,905,947)

57,764	64,192,725	236,160,172	26,995,536	(111,329,245)
$6,290,350	$12,032,938,345	$7,099,855,169	$2,140,133,159	$1,115,152,861

$310,613	$3,530,233,456	$1,576,504,313	$918,916,896	$179,370,830
–	–	$1,488,803	$1,048,672	–
$101,745	$1,587,963,524	$515,963,609	$230,293,425	$47,475,358
$2,613,557	$4,877,793,410	$2,011,192,285	$454,740,177	$328,359,576
$1,548,382	$203,910,442	$449,537,977	$274,355,108	$13,426,575
$51,581	$1,744,687,486	$1,725,003,301	$166,988,768	$511,534,750
–	–	$478,076	–	–
$25,696	$1,254,435	$14,837,379	$2,007,967	$285,672
$38,848	$43,114,813	$91,020,681	$53,025,334	$174,846
$25,751	$5,133,700	$67,740,527	$3,116,630	$734,696
$25,795	$2,541,577	$264,638,471	$15,925,946	$33,228
$1,548,382	$36,295,374	$381,439,568	$19,714,236	$33,747,242
–	$10,128	$10,179	–	$10,088

30,868	384,693,412	204,483,408	321,234,827	15,097,305
–	–	193,988	365,956	–
10,113	172,915,019	67,275,439	80,136,067	3,990,814
259,283	532,072,609	261,201,808	158,942,465	27,611,598
153,872	22,192,108	58,026,380	95,930,246	1,130,395
5,126	190,007,810	222,811,555	58,391,954	43,036,176
–	–	61,151	–	–
2,554	136,560	1,913,248	696,320	24,062
3,861	4,696,028	11,738,865	18,478,085	14,719
2,559	559,323	8,788,471	1,088,835	61,829
2,563	276,514	34,189,209	5,564,891	2,797
153,872	3,950,774	49,240,139	6,894,098	2,840,678
–	1,103	1,320	–	849

$10.06	$9.18	$7.71	$2.86	$11.88

$10.29	$9.39	$7.89	$2.93	$12.15
–	–	$7.67	$2.87	–
$10.06	$9.18	$7.67	$2.87	$11.90
$10.08	$9.17	$7.70	$2.86	$11.89
$10.06	$9.19	$7.75	$2.86	$11.88
$10.06	$9.18	$7.74	$2.86	$11.89
–	–	$7.82	–	–
$10.06	$9.19	$7.76	$2.88	$11.87
$10.06	$9.18	$7.75	$2.87	$11.88
$10.06	$9.18	$7.71	$2.86	$11.88
$10.06	$9.19	$7.74	$2.86	$11.88
$10.06	$9.19	$7.75	$2.86	$11.88
–	$9.18	$7.71	–	$11.88

–	$9.42	$7.91	–	$12.18

See Notes to Financial Statements.	395

Statements of Assets and Liabilities (continued)

November 30, 2017

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$7,605,528	$42,414,451,425
Investments in securities, at fair value	$7,591,674	$42,330,694,821
Cash	7,691	37,672,568
Deposits with brokers for derivatives collateral	1,962	8,430,000
Foreign cash, at value (cost $0, $778,022, $0 and $0, respectively)	–	779,161
Receivables:
Investment securities sold	1,999	163,290,084
Capital shares sold	19,748	361,953,420
Interest and dividends	39,253	298,553,828
Variation margin for futures contracts	887	–
From advisor (See Note 3)	15,821	–
Unrealized appreciation on forward foreign currency exchange contracts	–	468
Prepaid expenses	34,916	1,067,144
Total assets	7,713,951	43,202,441,494
LIABILITIES:
Payables:
Investment securities purchased	11,696	436,831,376
Capital shares reacquired	206	125,486,559
Management fee	1,840	8,854,445
12b-1 distribution plan	1,059	11,062,825
Trustees’ fees	58	3,407,591
Variation margin for futures contracts	–	2,082,056
Fund administration	245	1,396,985
Offering costs	17,176	–
Unrealized depreciation on forward foreign currency exchange contracts	–	72,520
Unrealized depreciation on CPI swaps	–	–
Credit default swap agreements payable, at fair value (including upfront payments received of $5,238, and 6,839,979)	4,515	7,950,222
Distributions payable	12,594	127,261,302
Accrued expenses	12,177	6,066,591
Total liabilities	61,566	730,472,472
NET ASSETS	$7,652,385	$42,471,969,022
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,705,201	$45,238,763,493
Undistributed (distributions in excess of) net investment income	3,850	(19,995,467)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	(44,145)	(2,661,564,070)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(12,521)	(85,234,934)
Net Assets	$7,652,385	$42,471,969,022

396	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,056,580,914	$2,224,758,465
$4,071,213,049	$2,224,766,130
–	36,894
1,055,201	–
–	–

105,648,280	–
15,826,775	63,951,028
21,069,182	4,029,052
83,201	–
417,167	284,482
28,118	–
170,925	331,662
4,215,511,898	2,293,399,248

430,892,756	9,388,428
3,975,684	12,017,110
1,204,563	339,072
494,480	200,763
259,129	5,077
35	–
123,574	67,814
–	–
48,223	–
–	–

–	–
7,753,117	2,388,976
672,818	300,758
445,424,379	24,707,998
$3,770,087,519	$2,268,691,250

$3,813,144,759	$2,268,588,752
(1,011,778)	52,024

(56,967,374)	42,809

14,921,912	7,665
$3,770,087,519	$2,268,691,250

See Notes to Financial Statements.	397

Statements of Assets and Liabilities (concluded)

November 30, 2017

	Short Duration Core Bond Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$1,774,574	$10,697,423,055
Class B Shares	–	$4,227,824
Class C Shares	$806,477	$6,129,076,714
Class F Shares	$1,894,059	$14,906,190,481
Class F3 Shares	$1,513,133	$2,914,992,231
Class I Shares	$50,406	$7,091,068,892
Class P Shares	–	–
Class R2 Shares	$25,111	$27,492,493
Class R3 Shares	$25,126	$311,784,053
Class R4 Shares	$25,165	$76,006,171
Class R5 Shares	$25,203	$24,140,458
Class R6 Shares	$1,513,131	$289,556,614
Class T Shares	–	$10,036
Outstanding shares by class:
Class A Shares	178,921	2,511,872,385
Class B Shares	–	992,052
Class C Shares	81,302	1,430,306,211
Class F Shares	190,971	3,502,555,956
Class F3 Shares	152,557	683,801,560
Class I Shares	5,082	1,666,695,547
Class P Shares	–	–
Class R2 Shares	2,532	6,453,413
Class R3 Shares	2,533	73,139,712
Class R4 Shares	2,537	17,815,156
Class R5 Shares	2,541	5,677,810
Class R6 Shares	152,557	68,013,490
Class T Shares	–	2,354
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.92	$4.26
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$10.15	$4.36
Class B Shares-Net asset value	–	$4.26
Class C Shares-Net asset value	$9.92	$4.29
Class F Shares-Net asset value	$9.92	$4.26
Class F3 Shares-Net asset value	$9.92	$4.26
Class I Shares-Net asset value	$9.92	$4.25
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	$9.92	$4.26
Class R3 Shares-Net asset value	$9.92	$4.26
Class R4 Shares-Net asset value	$9.92	$4.27
Class R5 Shares-Net asset value	$9.92	$4.25
Class R6 Shares-Net asset value	$9.92	$4.26
Class T Shares-Net asset value	–	$4.26
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	$4.37

*	Sales charge not applicable to Ultra Short Bond Fund

398	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,269,964,174	$1,550,461,575
$1,761,529	–
$170,287,342	–
$901,917,902	$552,335,111
$581,362,754	$50,095,703
$380,442,294	$115,192,985
$649,752	–
$8,149,847	–
$133,226,658	–
$68,972,035	–
$91,931,027	$292,197
$161,412,171	$313,679
$10,034	–

122,576,899	154,903,184
170,304	–
16,451,527	–
87,054,022	55,184,261
56,091,091	5,005,221
36,652,641	11,508,964
62,417	–
786,778	–
12,862,524	–
6,656,859	–
8,870,374	29,187
15,566,124	31,332
969	–

$10.36	$10.01

$10.60	–
$10.34	–
$10.35	–
$10.36	$10.01
$10.36	$10.01
$10.38	$10.01
$10.41	–
$10.36	–
$10.36	–
$10.36	–
$10.36	$10.01
$10.37	$10.01
$10.36	–

$10.63	–

See Notes to Financial Statements.	399

Statements of Operations

For the Year Ended November 30, 2017

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends (net of foreign withholding taxes of $53,739, $0, $0, $0, $0, $70,087, $0 and $0, respectively)	$7,058,005	$–	$–
Interest and other (net of foreign withholding taxes of $0, $836, $0, $0, $0, $341, $1,416 and $85, respectively)	11,746,378	28,765,194	396,588
Interest earned from Interfund Lending (See Note 12)	117	836	–
Total investment income	18,804,500	28,766,030	396,588
Expenses:
Management fee	4,931,509	5,391,769	53,381
12b-1 distribution plan-Class A	179,847	919,787	11,492
12b-1 distribution plan-Class B	4,284	18,214	–
12b-1 distribution plan-Class C	317,093	598,790	4,167
12b-1 distribution plan-Class F	120,129	404,923	5,418
12b-1 distribution plan-Class P	164	14	–
12b-1 distribution plan-Class R2	748	5,102	159
12b-1 distribution plan-Class R3	21,023	87,928	133
12b-1 distribution plan-Class R4	127	8,525	67
12b-1 distribution plan-Class T	–	–	–
Shareholder servicing	229,072	1,418,133	2,098
Fund administration	281,800	489,177	4,745
Reports to shareholders	44,948	172,745	6,961
Registration	195,459	255,998	143,796
Trustees’ fees	16,837	31,217	335
Professional	73,274	73,854	61,854
Custody	25,875	27,557	11,986
Subsidy (See Note 3)	40,238	–	–
Offering costs	–	–	–
Interest expense from Interfund Lending (See Note 12)	–	–	–
Other	58,771	70,470	9,451
Gross expenses	6,541,198	9,974,203	316,043
Expense reductions (See Note 10)	(2,294)	(9,861)	(103)
Fees waived and expenses reimbursed (See Note 3)	(28,128)	(2,445,885)	(237,600)
Net expenses	6,510,776	7,518,457	78,340
Net investment income	12,293,724	21,247,573	318,248
Net realized and unrealized gain (loss):
Net realized gain on investments	63,327,188	1,813,498	61,838
Net realized gain (loss) on futures contracts	–	(494,878)	(19,808)
Net realized gain (loss) on foreign currency exchange contracts	(1,667,917)	–	–
Net realized gain (loss) on swap contracts	–	–	42,049
Net realized gain (loss) on foreign currency related transactions	8,441	–	–

400	See Notes to Financial Statements.

Corporate Bond Fund*	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$6,384,793	$2,767,967	$189,156	$2,797

121,687	595,359,991	416,197,526	72,952,590	30,297,267
–	306	812	678	742
121,687	601,745,090	418,966,305	73,142,424	30,300,806

13,989	52,310,678	34,428,414	9,616,235	4,459,284
376	7,183,389	3,168,969	1,808,389	454,793
–	–	34,452	24,434	–
470	13,960,804	4,382,605	1,964,329	431,522
1,283	5,124,951	2,225,874	559,721	354,237
–	–	1,552	–	–
94	7,541	84,256	12,448	2,163
97	201,779	408,864	262,075	1,035
39	12,178	114,740	5,538	1,061
–	9	9	–	9
2,185	8,259,733	6,057,788	2,090,185	1,055,700
1,399	4,605,394	2,634,273	769,299	445,928
598	1,275,771	855,791	240,494	154,561
13,310	1,243,011	671,349	273,865	268,233
75	282,210	164,405	48,226	27,083
67,273	218,252	157,641	105,803	101,902
3,000	160,159	137,645	56,297	128,814
–	–	141,545	–	17,383
22,747	–	–	–	–
–	–	3,667	–	–
4,845	196,354	184,327	89,895	62,445
131,780	95,042,213	55,858,166	17,927,233	7,966,153
(17)	(101,064)	(45,431)	(16,365)	(8,450)
(114,499)	–	–	(2,177,313)	(631,612)
17,264	94,941,149	55,812,735	15,733,555	7,326,091
104,423	506,803,941	363,153,570	57,408,869	22,974,715

15,296	11,574,429	183,671,705	23,645,864	1,811,317
(3,913)	1,854,587	1,213,720	567,312	(185,898)

–	(3,966,469)	(7,318,190)	9,566,549	(10,618)
–	–	(1,047,236)	(55,501)	175,975

–	1,081,772	373,569	(1,155,454)	2,447

See Notes to Financial Statements.	401

Statements of Operations (continued)

For the Year Ended November 30, 2017

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on investments	$39,448,252	$13,650,685	$127,892
Net change in unrealized appreciation/depreciation on futures contracts	–	(159,375)	(92)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(117,475)	–	–
Net change in unrealized appreciation/depreciation on swap contracts	–	–	2,924
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	530	–	–
Net change in unrealized appreciation/depreciation on unfunded loan commitments	–	–	–
Net realized and unrealized gain (loss)	100,999,019	14,809,930	214,803
Net Increase in Net Assets Resulting From Operations	$113,292,743	$36,057,503	$533,051

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

402	See Notes to Financial Statements.

Corporate Bond Fund*	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$63,337	$(25,568,083)	$76,378,450	$35,820,009	$2,013,400

(5,573)	(243,206)	(2,170,303)	(1,417,089)	(236,665)

–	(353,369)	(917,834)	5,095,642	(6,323)

–	–	377,161	(173,981)	(13,531,140)

–	23,924	48,854	19,780	116

–	80,696	–	–	–
69,147	(15,515,719)	250,609,896	71,913,131	(9,967,389)

$173,570	$491,288,222	$613,763,466	$129,322,000	$13,007,326

See Notes to Financial Statements.	403

Statements of Operations (concluded)

For the Year Ended November 30, 2017

	Short Duration Core Bond Fund*	Short Duration Income Fund
Investment income:
Dividends	$–	$95,257
Interest and other (net of foreign withholding taxes of $0, $3,180, $7,759 and $8,417, respectively)	78,781	1,113,031,066
Interest earned from Interfund Lending (See Note 12)	–	557
Total investment income	78,781	1,113,126,880
Expenses:
Management fee	11,687	101,866,001
12b-1 distribution plan-Class A	1,449	21,945,460
12b-1 distribution plan-Class B	–	93,085
12b-1 distribution plan-Class C	1,916	54,078,980
12b-1 distribution plan-Class F	1,028	15,239,457
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	92	170,724
12b-1 distribution plan-Class R3	77	1,467,333
12b-1 distribution plan-Class R4	38	146,265
12b-1 distribution plan-Class T	–	9
Shareholder servicing	2,108	28,149,649
Fund administration	1,558	16,058,560
Reports to shareholders	616	3,874,406
Registration	13,700	2,190,949
Trustees’ fees	84	1,012,009
Professional	67,273	528,261
Custody	2,630	450,207
Subsidy (See Note 3)	–	49,944
Offering costs	22,747	–
Other	4,860	592,381
Gross expenses	131,863	247,913,680
Expense reductions (See Note 10)	(21)	(334,747)
Fees waived and expenses reimbursed (See Note 3)	(113,517)	–
Net expenses	18,325	247,578,933
Net investment income	60,456	865,547,947
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(4,103)	46,335,576
Net realized loss on futures contracts	(1,521)	(14,510,418)
Net realized gain on redemptions in-kind (See Note 6)	–	81,529
Net realized loss on foreign currency exchange contracts	–	(579,129)
Net realized gain on swap contracts	1,763	4,946,778
Net realized gain on foreign currency related transactions	–	134,853
Net change in unrealized appreciation/depreciation on investments	(13,854)	64,388,244
Net change in unrealized appreciation/depreciation on futures contracts	610	(2,495,861)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	(345,348)
Net change in unrealized appreciation/depreciation on swap contracts	723	(3,129,191)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	6,094
Net realized and unrealized gain (loss)	(16,382)	94,833,127
Net Increase in Net Assets Resulting From Operations	$44,074	$960,381,074

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

404	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$–	$–

93,922,198	10,235,950
1,213	–
93,923,411	10,235,950

13,297,757	1,203,055
2,606,096	620,273
48,028	–
1,569,783	–
1,116,615	152,167
3,164	–
52,124	–
692,205	–
130,689	–
9	–
3,995,598	184,114
1,348,315	240,611
419,010	65,555
446,464	346,436
84,067	8,085
100,980	60,312
57,297	9,059
–	–
–	36,362
99,371	9,278
26,067,572	2,935,307
(28,128)	(5,356)
(3,865,404)	(656,925)
22,174,040	2,273,026
71,749,371	7,962,924

2,559,288	57,771
(1,839,218)	–
–	–
(221,809)	–
–	–
64,495	–
44,627,278	7,704
147,863	–

(173,972)	–
–	–

4,097	–
45,168,022	65,475
$116,917,393	$8,028,399

See Notes to Financial Statements.	405

Statements of Changes in Net Assets

	Convertible Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2017	November 30, 2016
Operations:
Net investment income	$12,293,724	$14,993,067
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	61,667,712	(10,619,157)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	39,331,307	38,538,333
Net increase in net assets resulting from operations	113,292,743	42,912,243
Distributions to shareholders from:
Net investment income
Class A	(2,541,270)	(3,145,922)
Class B	(12,328)	(32,332)
Class C	(920,419)	(1,430,145)
Class F	(3,178,742)	(2,919,157)
Class F3	(89)	–
Class I	(12,984,915)	(16,412,203)
Class P	(933)	(1,617)
Class R2	(3,452)	(6,202)
Class R3	(99,573)	(103,744)
Class R4	(1,487)	(541)
Class R5	(983)	(364)
Class R6	(25,432)	(1,548)
Class T	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Class T	–	–
Total distributions to shareholders	(19,769,623)	(24,053,775)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	511,521,196	65,534,373
Reinvestment of distributions	18,776,194	22,906,202
Cost of shares reacquired	(319,225,658)	(243,609,345)
Net increase (decrease) in net assets resulting from capital share transactions	211,071,732	(155,168,770)
Net increase (decrease) in net assets	304,594,852	(136,310,302)
NET ASSETS:
Beginning of year	$570,004,539	$706,314,841

End of year	$874,599,391	$570,004,539
Undistributed (distributions in excess of) net investment income	$9,182,536	$8,103,859

*	For the period December 2, 2015 (commencement of operations) to November 30, 2016.

406	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Period Ended
November 30, 2017	November 30, 2016	November 30, 2017	November 30, 2016*

$21,247,573	$21,974,847	$318,248	$305,161

1,318,620	7,016,927	84,079	76,822

13,491,310	1,724,210	130,724	15,706
36,057,503	30,715,984	533,051	397,689

(10,479,177)	(11,203,887)	(186,094)	(182,627)
(26,959)	(65,510)	–	–
(1,205,153)	(1,506,686)	(11,367)	(5,879)
(9,597,109)	(8,842,677)	(180,728)	(182,201)
(1,087,464)	–	(232)	–
(4,456,367)	(7,565,952)	(3,684)	(3,848)
(66)	(251)	–	–
(16,006)	(10,604)	(756)	(808)
(358,862)	(459,789)	(785)	(834)
(75,859)	(8,688)	(852)	(897)
(16,205)	(1,097)	(922)	(961)
(1,012,877)	(883,975)	(953)	(1,000)
–	–	–	–

–	(966,780)	(34,831)	–
–	(10,507)	–	–
–	(174,148)	(1,737)	–
–	(848,795)	(33,357)	–
–	(734,806)	(677)	–
–	(25)	–	–
–	(551)	(168)	–
–	(59,830)	(169)	–
–	(22)	(169)	–
–	(22)	(169)	–
–	(68,154)	(170)	–
–	–	–	–
(28,332,104)	(33,412,756)	(457,820)	(379,055)

803,896,556	553,380,223	2,416,136	11,024,699
26,643,095	31,027,100	457,871	379,004
(716,759,738)	(756,607,947)	(658,610)	(444,048)

113,779,913	(172,200,624)	2,215,397	10,959,655
121,505,312	(174,897,396)	2,290,628	10,978,289

$1,158,762,096	$1,333,659,492	$10,978,289	$–
$1,280,267,408	$1,158,762,096	$13,268,917	$10,978,289

$(10,708)	$122,084	$14,451	$15,601

See Notes to Financial Statements.	407

Statements of Changes in Net Assets (continued)

Corporate Bond Fund
For the
Period Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2017**
Operations:
Net investment income	$104,423
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	11,383
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	57,764
Net increase in net assets resulting from operations	173,570
Distributions to shareholders from:
Net investment income
Class A	(7,251)
Class B	–
Class C	(1,460)
Class F	(50,934)
Class F3	(39,007)
Class I	(1,269)
Class P	–
Class R2	(541)
Class R3	(688)
Class R4	(596)
Class R5	(635)
Class R6	(39,008)
Class T	–
Net realized gain
Class A	–
Class B	–
Class C	–
Class F	–
Class I	–
Class P	–
Class R2	–
Class R3	–
Class R4	–
Class R5	–
Class R6	–
Class T	–
Total distributions to shareholders	(141,389)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	6,245,224
Reinvestment of distributions	141,526
Cost of shares reacquired	(128,581)
Net increase in net assets resulting from capital share transactions	6,258,169
Net increase in net assets	6,290,350
NET ASSETS:
Beginning of year	$–
End of year	$6,290,350
Undistributed (distributions in excess of) net investment income	$3,467

**	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

408	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
November 30, 2017	November 30, 2016	November 30, 2017	November 30, 2016

$506,803,941	$299,114,875	$363,153,570	$289,216,065

10,544,319	(73,565,749)	176,893,568	(72,128,160)

(26,060,038)	277,836,011	73,716,328	333,957,999
491,288,222	503,385,137	613,763,466	551,045,904

(159,447,445)	(108,910,623)	(90,302,533)	(81,215,168)
–	–	(171,010)	(317,531)
(62,578,586)	(56,778,200)	(25,303,646)	(21,594,351)
(232,070,406)	(111,307,592)	(128,479,485)	(67,004,981)
(2,578,541)	–	(4,600,568)	–
(47,351,299)	(19,672,930)	(102,800,409)	(121,945,093)
–	–	(18,679)	(11,834)
(50,838)	(21,471)	(746,158)	(470,859)
(1,675,680)	(1,240,497)	(4,428,793)	(3,278,480)
(213,889)	(31,332)	(2,595,346)	(429,299)
(91,171)	(6,231)	(3,490,951)	(217,657)
(1,030,657)	(457,859)	(14,948,878)	(3,154,072)
(151)	–	(189)	–

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
(507,088,663)	(298,426,735)	(377,886,645)	(299,639,325)

8,010,235,373	4,650,845,726	5,414,154,988	3,858,491,577
406,903,478	239,826,672	337,157,695	269,116,667
(5,138,918,145)	(2,644,186,333)	(4,405,944,543)	(3,068,720,668)

3,278,220,706	2,246,486,065	1,345,368,140	1,058,887,576
3,262,420,265	2,451,444,467	1,581,244,961	1,310,294,155

$8,770,518,080	$6,319,073,613	$5,518,610,208	$4,208,316,053
$12,032,938,345	$8,770,518,080	$7,099,855,169	$5,518,610,208

$(29,233,890)	$(29,756,728)	$(23,363,033)	$(24,445,888)

See Notes to Financial Statements.	409

Statements of Changes in Net Assets (continued)

	Income Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2017	November 30, 2016
Operations:
Net investment income	$57,408,869	$63,574,120
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	32,568,770	(4,476,510)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	39,344,361	48,334,481
Net increase in net assets resulting from operations	129,322,000	107,432,091
Distributions to shareholders from:
Net investment income
Class A	(31,900,354)	(39,180,021)
Class B	(66,413)	(157,202)
Class C	(6,997,934)	(9,227,516)
Class F	(20,130,629)	(17,231,680)
Class F3	(1,745,808)	–
Class I	(3,762,178)	(4,609,361)
Class P	–	–
Class R2	(64,883)	(104,869)
Class R3	(1,693,529)	(2,105,554)
Class R4	(77,381)	(31,101)
Class R5	(189,533)	(1,999)
Class R6	(309,333)	(165,659)
Class T	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Class T	–	–
Total distributions to shareholders	(66,937,975)	(72,814,962)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,164,842,239	424,465,822
Reinvestment of distributions	57,719,270	61,633,872
Cost of shares reacquired	(878,138,676)	(718,306,802)
Net increase (decrease) in net assets resulting from capital share transactions	344,422,833	(232,207,108)
Net increase (decrease) in net assets	406,806,858	(197,589,979)
NET ASSETS:
Beginning of year	$1,733,326,301	$1,930,916,280
End of year	$2,140,133,159	$1,733,326,301
Undistributed (distributions in excess of) net investment income	$(4,219,977)	$(4,831,792)

***	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

410	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the	For the	For the
Year Ended	Year Ended	Period Ended
November 30, 2017	November 30, 2016	November 30, 2017***

$22,974,715	$14,900,684	$60,456

1,793,223	(11,927,303)	(3,861)

(11,760,612)	19,888,318	(12,521)
13,007,326	22,861,699	44,074

(8,567,899)	(11,149,321)	(17,944)
–	–	–
(1,593,329)	(1,809,833)	(3,311)
(13,588,981)	(5,735,133)	(26,244)
(130,296)	–	(25,505)
(18,103,637)	(8,191,366)	(819)
–	–	–
(12,145)	(9,397)	(318)
(7,157)	(9,461)	(334)
(15,944)	(510)	(372)
(618)	(437)	(410)
(877,539)	(457)	(25,503)
(128)	–	–

–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
–	–	–
(42,897,673)	(26,905,915)	(100,760)

917,067,107	544,805,734	8,849,609
36,839,580	23,419,703	100,731
(668,275,658)	(424,947,673)	(1,241,269)

285,631,029	143,277,764	7,709,071
255,740,682	139,233,548	7,652,385

$859,412,179	$720,178,631	$–
$1,115,152,861	$859,412,179	$7,652,385

$(424,017)	$(377,290)	$3,850

See Notes to Financial Statements.	411

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2017	November 30, 2016
Operations:
Net investment income	$865,547,947	$857,347,511
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	36,409,189	(194,125,929)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	58,423,938	368,938,116
Net increase in net assets resulting from operations	960,381,074	1,032,159,698
Distributions to shareholders from:
Net investment income
Class A	(403,977,090)	(436,096,812)
Class B	(271,639)	(515,049)
Class C	(196,501,968)	(227,525,439)
Class F	(574,156,876)	(471,480,356)
Class F3	(41,496,596)	–
Class I	(224,210,312)	(214,289,727)
Class P	–	–
Class R2	(937,129)	(894,391)
Class R3	(9,975,742)	(8,725,998)
Class R4	(2,121,543)	(477,737)
Class R5	(774,725)	(219,177)
Class R6	(9,671,300)	(8,325,461)
Class T	(122)	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Class T	–	–
Total distributions to shareholders	(1,464,095,042)	(1,368,550,147)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	25,586,749,592	15,748,117,373
Reinvestment of distributions	1,203,245,949	1,111,993,556
Cost of shares reacquired	(20,823,458,235)	(14,513,088,569)
Redemptions in-kind (See Note 6)	(41,912,779)	–
Net increase in net assets resulting from capital share transactions	5,924,624,527	2,347,022,360
Net increase in net assets	5,420,910,559	2,010,631,911
NET ASSETS:
Beginning of year	$37,051,058,463	$35,040,426,552
End of year	$42,471,969,022	$37,051,058,463
Undistributed (distributions in excess of) net investment income	$(19,995,467)	$(17,467,430)

****	For the period October 12, 2016 (commencement of operations) to November 30, 2016.

412	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Period Ended
November 30, 2017	November 30, 2016	November 30, 2017	November 30, 2016****

$71,749,371	$58,246,334	$7,962,924	$12,498

562,756	(910,647)	57,771	(54)

44,605,266	11,286,000	7,704	(39)
116,917,393	68,621,687	8,028,399	12,405

(33,725,577)	(37,035,246)	(5,383,454)	(7,898)
(85,892)	(198,755)	–	–
(3,667,830)	(4,526,861)	–	–
(29,716,476)	(18,542,205)	(2,044,522)	(396)
(2,349,939)	–	(118,057)	–
(8,788,190)	(8,808,212)	(406,899)	(7,899)
(16,399)	(70,196)	–	–
(190,647)	(168,360)	–	–
(3,184,120)	(3,415,294)	–	–
(1,335,101)	(300,206)	–	–
(1,570,766)	(111,096)	(3,479)	(427)
(3,154,398)	(1,523,750)	(3,947)	(442)
(86)	–	–	–

(4,168,603)	(2,175,755)	–	–
(23,897)	(20,127)	–	–
(653,166)	(353,500)	–	–
(2,740,003)	(973,459)	–	–
(937,456)	(527,917)	–	–
(3,007)	(4,812)	–	–
(23,479)	(10,791)	–	–
(428,068)	(229,356)	–	–
(97,475)	(1,749)	–	–
(85,325)	(54)	–	–
(215,980)	(21,757)	–	–
–	–	–	–
(97,161,880)	(79,019,458)	(7,960,358)	(17,062)

2,472,449,374	1,313,681,955	2,838,918,619	10,666,285
84,195,399	67,720,421	8,069,131	17,058
(1,761,850,733)	(846,855,649)	(589,043,225)	(2)
–	–	–	–

794,794,040	534,546,727	2,257,944,525	10,683,341
814,549,553	524,148,956	2,258,012,566	10,678,684

$2,955,537,966	$2,431,389,010	$10,678,684	$–
$3,770,087,519	$2,955,537,966	$2,268,691,250	$10,678,684

$(1,011,778)	$(717,589)	$52,024	$(3,032)

See Notes to Financial Statements.	413

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$11.65	$0.20	$ 1.83	$ 2.03	$(0.37)	$ –	$(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
11/30/2013	11.12	0.18	2.63	2.81	(0.27)	–	(0.27)
Class B
11/30/2017	11.64	0.12	1.82	1.94	(0.24)	–	(0.24)
11/30/2016	11.12	0.17	0.66	0.83	(0.31)	–	(0.31)
11/30/2015	13.57	0.08	(0.99)	(0.91)	(0.22)	(1.32)	(1.54)
11/30/2014	13.63	0.04	0.98	1.02	(0.18)	(0.90)	(1.08)
11/30/2013	11.09	0.08	2.63	2.71	(0.17)	–	(0.17)
Class C
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
11/30/2013	11.06	0.10	2.63	2.73	(0.20)	–	(0.20)
Class F
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
11/30/2013	11.12	0.19	2.63	2.82	(0.28)	–	(0.28)
Class F3
4/4/2017 to 11/30/2017(c)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
11/30/2013	11.16	0.20	2.65	2.85	(0.30)	–	(0.30)

414	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$13.31	17.86	1.03	1.04	1.63	$116,819	224
11.65	8.63	1.06	1.14	2.45	75,091	241
11.13	(6.71)	1.06	1.11	1.44	104,761	223
13.59	8.99	1.06	1.11	1.09	171,401	174
13.66	25.74	1.06	1.12	1.42	113,956	160

13.34	16.99	1.84	1.84	0.96	201	224
11.64	7.77	1.87	1.94	1.60	656	241
11.12	(7.52)	1.87	1.92	0.63	1,410	223
13.57	8.17	1.86	1.91	0.27	2,351	174
13.63	24.76	1.86	1.91	0.67	2,950	160

13.23	17.25	1.65	1.66	1.06	42,574	224
11.57	7.88	1.69	1.77	1.82	36,351	241
11.07	(7.36)	1.71	1.76	0.80	51,655	223
13.52	8.36	1.71	1.76	0.44	68,685	174
13.59	25.02	1.68	1.73	0.82	58,045	160

13.32	18.06	0.93	0.93	1.71	148,917	224
11.65	8.74	0.96	1.04	2.50	80,847	241
11.13	(6.67)	0.96	1.02	1.55	96,774	223
13.60	9.18	0.96	1.01	1.19	132,982	174
13.66	25.86	0.96	1.02	1.50	75,696	160

13.39	10.06 (e)	0.81 (f)	0.82 (f)	1.84 (f)	3,884	224

13.39	18.16	0.83	0.84	1.84	553,681	224
11.71	8.91	0.86	0.94	2.66	373,793	241
11.19	(6.57)	0.86	0.92	1.66	448,316	223
13.65	9.24	0.86	0.91	1.30	466,537	174
13.71	25.98	0.86	0.92	1.64	364,317	160

See Notes to Financial Statements.	415

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
11/30/2017	$11.81	$0.18	$ 1.86	$ 2.04	$(0.34)	$ –	$(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)
11/30/2013	11.23	0.15	2.66	2.81	(0.24)	–	(0.24)
Class R2
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
11/30/2013	11.22	0.12	2.66	2.78	(0.22)	–	(0.22)
Class R3
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
11/30/2013	11.09	0.14	2.63	2.77	(0.24)	–	(0.24)
Class R4
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(d)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(d)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(d)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.

416	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$13.51	17.66		1.27	1.28		1.43	$ 56	224
11.81	8.48		1.18	1.25		2.44	32	241
11.28	(6.81)		1.17	1.22		1.35	46	223
13.75	8.77		1.31	1.36		0.84	51	174
13.80	25.45		1.30	1.36		1.18	43	160

13.49	17.49		1.43	1.44		1.32	119	224
11.79	8.07		1.47	1.54		2.03	125	241
11.26	(7.10)		1.46	1.52		1.02	252	223
13.73	8.65		1.46	1.51		0.70	380	174
13.78	25.19		1.45	1.52		0.99	161	160

13.26	17.61		1.32	1.32		1.34	5,577	224
11.60	8.26		1.35	1.43		2.15	2,939	241
11.09	(7.00)		1.35	1.41		1.17	3,074	223
13.55	8.73		1.36	1.41		0.79	3,143	174
13.62	25.38		1.35	1.41		1.11	1,924	160

13.31	17.90		1.08	1.08		1.61	59	224
11.64	8.53		1.09	1.16		2.21	47	241
11.14	(7.56	)(e)	1.10 (f)	1.18	(f)	1.65 (f)	9	223

13.38	18.18		0.83	0.83		1.63	139	224
11.70	8.82		0.87	0.92		2.67	10	241
11.19	(7.47	)(e)	0.86 (f)	0.93	(f)	1.89 (f)	9	223

13.39	18.16		0.81	0.81		1.77	2,573	224
11.71	8.92		0.83	0.85		2.96	115	241
11.19	(7.47	)(e)	0.81 (f)	0.84	(f)	1.94 (f)	9	223

See Notes to Financial Statements.	417

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$10.80	$0.18	$ 0.14	$ 0.32	$(0.25)	$ –	$(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
11/30/2013	11.40	0.13	(0.33)	(0.20)	(0.24)	(0.18)	(0.42)
Class B
11/30/2017	10.77	0.10	0.12	0.22	(0.16)	–	(0.16)
11/30/2016	10.83	0.10	0.03	0.13	(0.17)	(0.02)	(0.19)
11/30/2015	11.08	0.09	(0.16)	(0.07)	(0.18)	–	(0.18)
11/30/2014	10.75	0.06	0.44	0.50	(0.17)	–	(0.17)
11/30/2013	11.37	0.04	(0.33)	(0.29)	(0.15)	(0.18)	(0.33)
Class C
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
11/30/2013	11.35	0.06	(0.34)	(0.28)	(0.16)	(0.18)	(0.34)
Class F
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
11/30/2013	11.40	0.14	(0.33)	(0.19)	(0.25)	(0.18)	(0.43)
Class F3
4/4/2017 to 11/30/2017(c)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
11/30/2013	11.40	0.15	(0.33)	(0.18)	(0.26)	(0.18)	(0.44)

418	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$10.87	2.96	0.66	0.86	1.70	$460,291	466
10.80	2.00	0.66	0.86	1.65	478,353	556
10.86	0.18	0.66	0.86	1.62	434,185	494
11.11	5.52	0.84	0.85	1.30	399,393	576
10.78	(1.79)	0.85	0.85	1.16	401,904	735

10.83	2.05	1.46	1.66	0.88	702	466
10.77	1.19	1.46	1.66	0.87	3,182	556
10.83	(0.62)	1.45	1.65	0.81	4,971	494
11.08	4.70	1.64	1.65	0.51	7,020	576
10.75	(2.58)	1.66	1.66	0.37	8,512	735

10.82	2.33	1.28	1.48	1.07	66,387	466
10.75	1.36	1.28	1.48	1.03	86,326	556
10.81	(0.45)	1.28	1.48	0.99	80,477	494
11.06	4.89	1.46	1.47	0.68	82,120	576
10.73	(2.45)	1.51	1.51	0.51	94,953	735

10.87	3.07	0.55	0.75	1.78	196,037	466
10.80	2.09	0.55	0.75	1.76	381,062	556
10.86	0.28	0.56	0.76	1.71	397,366	494
11.11	5.63	0.73	0.75	1.40	353,154	576
10.78	(1.70)	0.75	0.75	1.26	297,303	735

10.87	1.99 (e)	0.35 (f)	0.55 (f)	2.14 (f)	300,983	466

10.86	3.07	0.46	0.66	1.90	190,063	466
10.80	2.20	0.46	0.66	1.88	152,207	556
10.86	0.38	0.46	0.66	1.81	356,372	494
11.11	5.73	0.64	0.65	1.51	407,023	576
10.78	(1.60)	0.66	0.66	1.36	421,016	735

See Notes to Financial Statements.	419

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
11/30/2017	$10.84	$0.16	$ 0.30	$ 0.46	$(0.30)	$ –	$(0.30)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)
11/30/2013	11.44	0.10	(0.33)	(0.23)	(0.21)	(0.18)	(0.39)
Class R2
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
11/30/2013	11.40	0.08	(0.33)	(0.25)	(0.19)	(0.18)	(0.37)
Class R3
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
11/30/2013	11.40	0.10	(0.34)	(0.24)	(0.20)	(0.18)	(0.38)
Class R4
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(d)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(d)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(d)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $1,000.

420	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
		Total
		expenses
		after
Net		waivers			Net	Net
asset		and/or			invest-	assets,	Portfolio
value,	Total	reimburse-	Total		ment	end of	turnover
end of	return(b)	ments	expenses		income	period	rate
period	(%)	(%)	(%)		(%)	(000)	(%)

$11.00	3.76	0.86	1.05		1.46	$ – (g)	466
10.84	1.79	0.88	1.08		1.45	12	556
10.90	(0.01)	0.87	1.06		1.42	12	494
11.15	5.26	1.09	1.09		1.06	12	576
10.82	(2.03)	1.11	1.11		0.92	47	735

10.87	2.56	1.06	1.26		1.28	951	466
10.80	1.59	1.05	1.25		1.22	655	556
10.86	(0.31)	1.05	1.25		1.19	258	494
11.12	5.19	1.25	1.25		0.90	478	576
10.78	(2.19)	1.26	1.26		0.77	1,894	735

10.87	2.67	0.94	1.15		1.38	15,555	466
10.80	1.70	0.95	1.15		1.36	21,240	556
10.86	(0.12)	0.95	1.15		1.33	28,112	494
11.11	5.21	1.13	1.15		1.01	19,276	576
10.78	(2.09)	1.15	1.15		0.87	20,990	735

10.87	2.92	0.72	0.92		1.65	6,544	466
10.80	1.97	0.71	0.91		1.52	815	556
10.86	0.37 (e)	0.69 (f)	0.89	(f)	1.71 (f)	10	494

10.87	3.17	0.46	0.66		1.88	802	466
10.80	2.24	0.45	0.65	(f)	1.78	327	556
10.86	0.48 (e)	0.43 (f)	0.63	(f)	1.96 (f)	10	494

10.86	3.19	0.34	0.54		1.99	41,952	466
10.80	2.42	0.34	0.54		1.97	34,585	556
10.85	0.43 (e)	0.37 (f)	0.57	(f)	2.02 (f)	31,887	494

See Notes to Financial Statements.	421

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$15.03	$0.40	$0.30	$0.70	$(0.49)	$(0.10)	$(0.59)
12/2/2015 to 11/30/2016(d)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(d)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(d)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
4/4/2017 to 11/30/2017(f)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(d)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
11/30/2017	15.03	0.34	0.30	0.64	(0.43)	(0.10)	(0.53)
12/2/2015 to 11/30/2016(d)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(d)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)
Class R4
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(d)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(d)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(d)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Annualized.
(d)	Commenced on December 2, 2015.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.

422	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$15.14	4.73		0.68		2.68		2.66		$6,390	396
15.03	3.81	(e)	0.68	(c)	2.25	(c)	2.88	(c)	5,366	390

15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(e)	1.46	(c)	3.08	(c)	2.07	(c)	259	390

15.14	4.83		0.58		2.58	(c)	2.76		6,010	396
15.03	3.92	(e)	0.58	(c)	2.15	(c)	2.97	(c)	5,119	390

15.15	2.71	(e)	0.39	(c)	2.66	(c)	3.01	(c)	10	396

15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(e)	0.48	(c)	2.05	(c)	3.08	(c)	104	390

15.14	4.31		1.08		3.07		2.24		27	396
15.03	3.41	(e)	1.08	(c)	2.64	(c)	2.47	(c)	26	390

15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(e)	0.97	(c)	2.53	(c)	2.57	(c)	26	390

15.14	4.68		0.74		2.73		2.58		27	396
15.03	3.76	(e)	0.73	(c)	2.29	(c)	2.81	(c)	26	390

15.14	4.94		0.48		2.48		2.84		27	396
15.03	4.01	(e)	0.49	(c)	2.05	(c)	3.06	(c)	26	390

15.14	5.05		0.37		2.47		2.95		27	396
15.03	4.17	(e)	0.33	(c)	1.96	(c)	3.22	(c)	26	390

See Notes to Financial Statements.	423

Financial Highlights (continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income(a)	gain	operations	income
Class A
4/19/2017 to 11/30/2017(e)	$10.00	$0.17	$0.13	$0.30	$(0.24)
Class C
4/19/2017 to 11/30/2017(e)	10.00	0.13	0.12	0.25	(0.19)
Class F
4/19/2017 to 11/30/2017(e)	10.00	0.18	0.14	0.32	(0.24)
Class F3
4/19/2017 to 11/30/2017(e)	10.00	0.19	0.13	0.32	(0.26)
Class I
4/19/2017 to 11/30/2017(e)	10.00	0.19	0.12	0.31	(0.25)
Class R2
4/19/2017 to 11/30/2017(e)	10.00	0.15	0.12	0.27	(0.21)
Class R3
4/19/2017 to 11/30/2017(e)	10.00	0.15	0.13	0.28	(0.22)
Class R4
4/19/2017 to 11/30/2017(e)	10.00	0.17	0.13	0.30	(0.24)
Class R5
4/19/2017 to 11/30/2017(e)	10.00	0.19	0.12	0.31	(0.25)
Class R6
4/19/2017 to 11/30/2017(e)	10.00	0.19	0.13	0.32	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on April 19, 2017.

424	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
		waivers		Net	Net
Net asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)(c)	ments(d)	expenses(d)	income(d)	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$10.06	3.01	0.68	3.99	2.80	$ 311	88

10.06	2.52	1.48	4.75	2.02	102	88

10.08	3.27	0.58	3.82	2.89	2,614	88

10.06	3.20	0.38	3.67	3.10	1,548	88

10.06	3.13	0.48	3.78	3.00	52	88

10.06	2.76	1.08	4.38	2.40	26	88

10.06	2.82	0.97	4.20	2.49	39	88

10.06	2.98	0.73	4.00	2.74	26	88

10.06	3.14	0.48	3.79	2.99	26	88

10.06	3.20	0.38	3.67	3.10	1,548	88

See Notes to Financial Statements.	425

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$9.17	$0.41	$ 0.01	$ 0.42	$(0.41)	$ –	$(0.41)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
11/30/2013	9.37	0.43	0.16	0.59	(0.45)	–	(0.45)
Class C
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
11/30/2013	9.38	0.37	0.14	0.51	(0.38)	–	(0.38)
Class F
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
11/30/2013	9.36	0.44	0.15	0.59	(0.45)	–	(0.45)
Class F3
4/4/2017 to 11/30/2017(c)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)
11/30/2013	9.38	0.45	0.14	0.59	(0.46)	–	(0.46)

426	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:

Net			Net	Net
asset			invest-	assets,	Portfolio
value,	Total	Total	ment	end of	turnover
end of	return(b)	expenses	income	period	rate
period	(%)	(%)	(%)	(000)	(%)

$9.18	4.65	0.79	4.43	$3,530,233	81
9.17	7.95	0.80	4.56	3,003,142	78
8.89	(0.14)	0.80	4.35	2,365,305	77
9.30	2.54	0.80	4.57	2,856,709	91
9.51	6.36	0.80	4.55	3,585,657	88

9.18	3.98	1.44	3.80	1,587,964	81
9.17	7.29	1.43	3.95	1,547,969	78
8.89	(0.88)	1.44	3.72	1,479,103	77
9.31	1.95	1.49	3.89	1,740,187	91
9.51	5.57	1.45	3.94	1,864,537	88

9.17	4.75	0.69	4.52	4,877,793	81
9.16	8.06	0.70	4.64	3,564,772	78
8.88	(0.05)	0.70	4.45	2,073,567	77
9.29	2.64	0.70	4.67	2,387,227	91
9.50	6.47	0.70	4.64	2,591,702	88

9.19	2.67 (e)	0.54 (f)	4.68 (f)	203,910	81

9.18	4.85	0.60	4.61	1,744,687	81
9.17	8.16	0.60	4.75	605,018	78
8.89	(0.05)	0.60	4.54	366,250	77
9.31	2.85	0.60	4.76	435,250	91
9.51	6.46	0.60	4.76	593,427	88

See Notes to Financial Statements.	427

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
11/30/2017	$9.18	$0.37	$ 0.01	$ 0.38	$(0.37)	$ –	$(0.37)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)
11/30/2013	9.38	0.40	0.15	0.55	(0.41)	–	(0.41)
Class R3
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
11/30/2013	9.37	0.40	0.16	0.56	(0.42)	–	(0.42)
Class R4
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(d)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(d)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(d)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)
Class T
7/28/2017 to 11/30/2017(g)	9.20	0.14	(0.02)	0.12	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

428	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Net					Net	Net
asset					invest-	assets,	Portfolio
value,	Total		Total		ment	end of	turnover
end of	return(b)		expenses		income	period	rate
period	(%)		(%)		(%)	(000)	(%)

$9.19	4.24		1.20		4.04	$ 1,254	81
9.18	7.53		1.20		4.16	751	78
8.90	(0.53)		1.20		3.95	452	77
9.31	2.14		1.20		4.19	670	91
9.52	5.85		1.20		4.24	601	88

9.18	4.35		1.10		4.15	43,115	81
9.17	7.64		1.10		4.28	34,215	78
8.89	(0.54)		1.10		4.06	26,232	77
9.31	2.35		1.10		4.32	27,205	91
9.51	5.96		1.10		4.24	13,680	88

9.18	4.60		0.84		4.37	5,134	81
9.17	7.90		0.85		4.45	2,302	78
8.89	(1.69	)(e)	0.81	(f)	4.36 (f)	10	77

9.19	4.87		0.60		4.65	2,542	81
9.18	8.18		0.60		4.77	303	78
8.90	(1.57	)(e)	0.56	(f)	4.62 (f)	10	77

9.19	4.93		0.54		4.70	36,295	81
9.18	8.24		0.54		4.84	12,047	78
8.90	(1.56	)(e)	0.56	(f)	4.61 (f)	8,144	77

9.18	1.29	(e)	0.77	(f)	4.45 (f)	10	81

See Notes to Financial Statements.	429

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$7.41	$0.42	$ 0.32	$ 0.74	$(0.44)	$ –	$(0.44)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
11/30/2013	7.95	0.49	0.31	0.80	(0.52)	(0.18)	(0.70)
Class B
11/30/2017	7.38	0.36	0.30	0.66	(0.37)	–	(0.37)
11/30/2016	7.07	0.36	0.33	0.69	(0.38)	–	(0.38)
11/30/2015	7.75	0.33	(0.48)	(0.15)	(0.36)	(0.17)	(0.53)
11/30/2014	8.02	0.37	0.02	0.39	(0.39)	(0.27)	(0.66)
11/30/2013	7.92	0.43	0.30	0.73	(0.45)	(0.18)	(0.63)
Class C
11/30/2017	7.38	0.37	0.30	0.67	(0.38)	–	(0.38)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
11/30/2013	7.91	0.44	0.30	0.74	(0.46)	(0.18)	(0.64)
Class F
11/30/2017	7.41	0.42	0.31	0.73	(0.44)	–	(0.44)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
11/30/2013	7.94	0.50	0.30	0.80	(0.52)	(0.18)	(0.70)
Class F3
4/4/2017 to 11/30/2017(c)	7.65	0.28	0.12	0.40	(0.30)	–	(0.30)
Class I
11/30/2017	7.45	0.44	0.30	0.74	(0.45)	–	(0.45)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
11/30/2013	7.98	0.51	0.30	0.81	(0.53)	(0.18)	(0.71)

430	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$7.71	10.13	0.89	0.89	5.48	$1,576,504	93
7.41	10.93	0.92	0.92	5.88	1,580,591	104
7.10	(1.38)	0.93	0.93	5.24	1,156,411	93
7.79	6.06	0.94	0.94	5.42	922,139	102
8.05	10.52	0.95	0.95	6.18	841,494	108

7.67	9.14	1.69	1.69	4.77	1,489	93
7.38	10.10	1.72	1.72	5.15	4,984	104
7.07	(2.05)	1.74	1.74	4.49	7,084	93
7.75	5.10	1.74	1.74	4.67	10,682	102
8.02	9.67	1.75	1.75	5.43	13,348	108

7.67	9.28	1.57	1.57	4.81	515,964	93
7.38	10.24	1.57	1.57	5.25	463,517	104
7.07	(1.91)	1.59	1.59	4.62	335,484	93
7.75	5.38	1.59	1.59	4.78	345,738	102
8.01	9.81	1.62	1.62	5.52	312,747	108

7.70	10.09	0.79	0.79	5.54	2,011,192	93
7.41	11.19	0.81	0.81	5.96	1,571,281	104
7.09	(1.29)	0.84	0.84	5.33	734,257	93
7.78	6.16	0.85	0.85	5.47	602,252	102
8.04	10.63	0.85	0.85	6.27	394,913	108

7.75	5.28 (e)	0.62 (f)	0.62 (f)	5.45 (f)	449,538	93

7.74	10.19	0.69	0.69	5.70	1,725,003	93
7.45	11.29	0.72	0.72	6.11	1,707,793	104
7.13	(1.14)	0.74	0.74	5.47	1,909,422	93
7.82	6.27	0.75	0.75	5.57	2,259,001	102
8.08	10.73	0.75	0.75	6.37	1,180,830	108

See Notes to Financial Statements.	431

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
11/30/2017	$7.52	$0.40	$ 0.32	$ 0.72	$(0.42)	$ –	$(0.42)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)
11/30/2013	8.05	0.48	0.31	0.79	(0.50)	(0.18)	(0.68)
Class R2
11/30/2017	7.46	0.39	0.32	0.71	(0.41)	–	(0.41)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
11/30/2013	8.00	0.46	0.31	0.77	(0.49)	(0.18)	(0.67)
Class R3
11/30/2017	7.46	0.40	0.31	0.71	(0.42)	–	(0.42)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
11/30/2013	7.99	0.47	0.32	0.79	(0.50)	(0.18)	(0.68)
Class R4
11/30/2017	7.41	0.41	0.32	0.73	(0.43)	–	(0.43)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(d)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
11/30/2017	7.44	0.43	0.32	0.75	(0.45)	–	(0.45)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(d)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
11/30/2017	7.45	0.44	0.32	0.76	(0.46)	–	(0.46)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(d)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)
Class T
7/28/2017 to 11/30/2017(g)	7.72	0.14	–	0.14	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

432	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$7.82	9.81		1.15	1.15		5.16	$ 478	93
7.52	10.76		1.17	1.17		5.71	47	104
7.20	(1.52)		1.18	1.18		5.01	275	93
7.89	5.68		1.19	1.19		5.20	1,603	102
8.16	10.21		1.20	1.20		5.95	1,555	108

7.76	9.68		1.29	1.29		5.09	14,837	93
7.46	10.49		1.32	1.32		5.53	11,145	104
7.15	(1.58)		1.34	1.34		4.88	5,170	93
7.83	5.52		1.34	1.34		5.06	4,742	102
8.10	10.07		1.35	1.35		5.78	4,967	108

7.75	9.64		1.19	1.19		5.18	91,021	93
7.46	10.75		1.22	1.22		5.64	71,552	104
7.14	(1.62)		1.24	1.24		4.98	45,822	93
7.83	5.63		1.24	1.24		5.14	35,169	102
8.10	10.18		1.25	1.25		5.89	30,268	108

7.71	10.09		0.95	0.95		5.38	67,741	93
7.41	10.91		0.97	0.97		5.87	20,934	104
7.10	(3.58	)(e)	1.01 (f)	1.04	(f)	5.31 (f)	328	93

7.74	10.34		0.71	0.71		5.56	264,638	93
7.44	11.16		0.72	0.72		6.11	11,010	104
7.13	(3.46	)(e)	0.75 (f)	0.75	(f)	5.50 (f)	10	93

7.75	10.42		0.61	0.61		5.67	381,440	93
7.45	11.26		0.62	0.62		6.24	75,756	104
7.13	(3.30	)(e)	0.63 (f)	0.65	(f)	5.83 (f)	14,054	93

7.71	1.76	(e)	0.83 (f)	0.83	(f)	5.34 (f)	10	93

See Notes to Financial Statements.	433

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$2.76	$0.09	$ 0.11	$ 0.20	$(0.10)	$ –	$(0.10)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
Class B
11/30/2017	2.77	0.06	0.12	0.18	(0.08)	–	(0.08)
11/30/2016	2.71	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.92	0.08	(0.18)	(0.10)	(0.10)	(0.01)	(0.11)
11/30/2014	2.87	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.04	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
Class C
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.05	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
Class F
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
Class F3
4/4/2017 to 11/30/2017(c)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)

434	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$2.86	7.33	0.78	0.89	3.03	$ 918,917	205
2.76	6.06	0.78	0.90	3.56	907,733	192
2.71	(2.46)	0.78	0.90	3.69	1,017,019	163
2.92	8.36	0.78	0.88	3.80	1,152,324	212
2.87	0.82	0.78	0.88	3.88	1,062,485	272

2.87	6.46	1.59	1.70	2.25	1,049	205
2.77	5.60	1.58	1.70	2.80	3,821	192
2.71	(3.23)	1.58	1.70	2.90	5,725	163
2.92	7.50	1.58	1.68	3.02	8,511	212
2.87	0.02	1.58	1.68	3.09	10,691	272

2.87	6.28	1.40	1.51	2.42	230,293	205
2.78	5.77	1.41	1.53	2.94	253,848	192
2.72	(3.05)	1.42	1.54	3.06	282,552	163
2.93	7.65	1.43	1.53	3.16	316,854	212
2.88	0.14	1.46	1.56	3.20	323,028	272

2.86	7.43	0.68	0.79	3.10	454,740	205
2.76	6.16	0.68	0.80	3.64	413,167	192
2.71	(2.37)	0.68	0.80	3.78	447,867	163
2.92	8.46	0.68	0.78	3.86	437,545	212
2.87	0.92	0.68	0.78	3.97	288,858	272

2.86	3.99 (e)	0.46 (f)	0.60 (f)	3.25 (f)	274,355	205

2.86	7.54	0.58	0.69	3.22	166,989	205
2.76	6.27	0.58	0.70	3.75	92,523	192
2.71	(2.27)	0.58	0.70	3.88	107,266	163
2.92	8.57	0.58	0.68	3.98	132,086	212
2.87	1.02	0.58	0.68	4.08	89,227	272

See Notes to Financial Statements.	435

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
11/30/2017	$2.79	$0.08	$ 0.10	$ 0.18	$(0.09)	$ –	$(0.09)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.07	0.10	(0.09)	0.01	(0.13)	(0.05)	(0.18)
Class R3
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.05	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
Class R4
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(d)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(d)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(d)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.

436	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$2.88	6.49		1.18	1.29		2.64	$ 2,008	205
2.79	5.99		1.19	1.31		3.23	2,202	192
2.73	(3.13)		1.18	1.30		3.30	4,562	163
2.95	7.90		1.18	1.28		3.39	4,704	212
2.90	0.47		1.18	1.28		3.49	2,831	272

2.87	7.00		1.08	1.19		2.74	53,025	205
2.77	5.73		1.08	1.20		3.27	54,918	192
2.72	(2.73)		1.08	1.20		3.40	60,809	163
2.93	8.04		1.08	1.18		3.49	50,081	212
2.88	0.55		1.08	1.18		3.61	29,622	272

2.86	6.89		0.83	0.94		2.98	3,117	205
2.77	6.39		0.83	0.94		3.25	1,459	192
2.71	(1.75	)(e)	0.84 (f)	0.97	(f)	3.72 (f)	10	163

2.86	7.55		0.57	0.70		3.21	15,926	205
2.76	6.28		0.58	0.69		3.51	198	192
2.71	(1.64	)(e)	0.58 (f)	0.71	(f)	3.98 (f)	10	163

2.86	7.66		0.47	0.59		3.31	19,714	205
2.76	6.38		0.47	0.59		3.90	3,457	192
2.71	(1.60	)(e)	0.47 (f)	0.63	(f)	4.14 (f)	5,098	163

See Notes to Financial Statements.	437

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income(a)	gain (loss)	operations	income
Class A
11/30/2017	$12.18	$0.24	$(0.09)	$ 0.15	$(0.45)
11/30/2016	12.27	0.29	0.14	0.43	(0.52)
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)
11/30/2013	14.92	0.27	(0.51)	(0.24)	(0.50)
Class C
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)
11/30/2016	12.29	0.22	0.14	0.36	(0.45)
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)
11/30/2013	14.94	0.16	(0.49)	(0.33)	(0.40)
Class F
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)
11/30/2016	12.28	0.30	0.14	0.44	(0.53)
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)
11/30/2013	14.93	0.29	(0.50)	(0.21)	(0.52)
Class F3
4/4/2017 to 11/30/2017(c)	12.17	0.19	(0.15)	0.04	(0.33)
Class I
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)
11/30/2016	12.27	0.30	0.15	0.45	(0.54)
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)
11/30/2013	14.92	0.30	(0.51)	(0.21)	(0.53)
Class R2
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)
11/30/2016	12.26	0.24	0.14	0.38	(0.47)
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)
11/30/2013	14.92	0.22	(0.51)	(0.29)	(0.45)

438	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
		waivers		Net	Net
Net asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$11.88	1.27	0.75	0.81	1.98	$179,371	64
12.18	3.69	0.75	0.92	2.41	276,490	79
12.27	(4.13)	0.75	0.96	2.19	359,137	62
13.33	(2.47)	0.75	0.83	2.04	438,684	79
14.18	(1.60)	0.75	0.78	1.87	460,665	76

11.90	0.63	1.39	1.45	1.32	47,475	64
12.20	3.06	1.37	1.54	1.81	45,158	79
12.29	(4.71)	1.38	1.59	1.57	63,659	62
13.35	(3.20)	1.45	1.54	1.36	100,136	79
14.21	(2.27)	1.50	1.53	1.12	139,952	76

11.89	1.36	0.65	0.70	2.04	328,360	64
12.19	3.79	0.65	0.81	2.49	187,277	79
12.28	(4.03)	0.65	0.86	2.28	152,173	62
13.34	(2.44)	0.65	0.75	2.15	324,163	79
14.20	(1.44)	0.65	0.68	1.96	264,244	76

11.88	0.33 (e)	0.38 (f)	0.53 (f)	2.47 (f)	13,427	64

11.89	1.47	0.55	0.60	2.17	511,535	64
12.18	3.98	0.55	0.69	2.56	349,882	79
12.27	(3.94)	0.55	0.77	2.38	144,557	62
13.33	(2.27)	0.55	0.64	2.25	84,472	79
14.18	(1.42)	0.55	0.59	2.08	62,716	76

11.87	0.87	1.15	1.20	1.55	286	64
12.17	3.28	1.15	1.32	2.02	191	79
12.26	(4.51)	1.15	1.36	1.79	345	62
13.32	(2.92)	1.15	1.25	1.68	319	79
14.18	(1.98)	1.13	1.18	1.55	194	76

See Notes to Financial Statements.	439

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income(a)	gain (loss)	operations	income
Class R3
11/30/2017	$12.18	$0.20	$(0.08)	$ 0.12	$(0.42)
11/30/2016	12.27	0.25	0.14	0.39	(0.48)
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)
11/30/2013	14.92	0.23	(0.51)	(0.28)	(0.46)
Class R4
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)
11/30/2016	12.27	0.27	0.15	0.42	(0.51)
6/30/2015 to 11/30/2015(d)	12.87	0.11	(0.50)	(0.39)	(0.21)
Class R5
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)
11/30/2016	12.27	0.31	0.14	0.45	(0.54)
6/30/2015 to 11/30/2015(d)	12.87	0.12	(0.50)	(0.38)	(0.22)
Class R6
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)
11/30/2016	12.27	0.33	0.14	0.47	(0.56)
6/30/2015 to 11/30/2015(d)	12.87	0.13	(0.50)	(0.37)	(0.23)
Class T
7/28/2017 to 11/30/2017(g)	11.93	0.09	0.01	0.10	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

440	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
			waivers			Net	Net
Net asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$11.88	0.97		1.05	1.11		1.65	$175	64
12.18	3.39		1.05	1.21		2.13	283	79
12.27	(4.41)		1.05	1.26		1.90	278	62
13.33	(2.75)		1.05	1.15		1.78	202	79
14.18	(1.89)		1.04	1.09		1.62	108	76

11.88	1.22		0.80	0.84		2.05	735	64
12.18	3.63		0.78	0.91		2.23	110	79
12.27	(3.02	)(e)	0.81 (f)	1.06	(f)	2.11 (f)	10	62

11.88	1.48		0.55	0.59		2.19	33	64
12.18	3.89		0.55	0.68		2.59	10	79
12.27	(2.92	)(e)	0.55 (f)	0.81	(f)	2.38 (f)	10	62

11.88	1.67		0.37	0.52		2.37	33,747	64
12.18	4.09		0.37	0.52		2.78	10	79
12.27	(2.87	)(e)	0.43 (f)	0.55	(f)	2.50 (f)	10	62

11.88	0.86	(e)	0.77 (f)	0.77	(f)	2.13 (f)	10	64

See Notes to Financial Statements.	441

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset		Net		Net
	value,	Net	realized and	Total from	invest-
	beginning	investment	unrealized	investment	ment
	of period	income	loss(a)	operations	income
Class A
4/19/2017 to 11/30/2017(e)	$10.00	$0.09	$(0.02)	$0.07	$(0.15)
Class C
4/19/2017 to 11/30/2017(e)	10.00	0.04	(0.02)	0.02	(0.10)
Class F
4/19/2017 to 11/30/2017(e)	10.00	0.09	(0.01)	0.08	(0.16)
Class F3
4/19/2017 to 11/30/2017(e)	10.00	0.11	(0.02)	0.09	(0.17)
Class I
4/19/2017 to 11/30/2017(e)	10.00	0.10	(0.02)	0.08	(0.16)
Class R2
4/19/2017 to 11/30/2017(e)	10.00	0.06	(0.01)	0.05	(0.13)
Class R3
4/19/2017 to 11/30/2017(e)	10.00	0.07	(0.02)	0.05	(0.13)
Class R4
4/19/2017 to 11/30/2017(e)	10.00	0.08	(0.01)	0.07	(0.15)
Class R5
4/19/2017 to 11/30/2017(e)	10.00	0.10	(0.02)	0.08	(0.16)
Class R6
4/19/2017 to 11/30/2017(e)	10.00	0.11	(0.02)	0.09	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on April 19, 2017.

442	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses after
Net asset		waivers and/or		Net	Net assets,	Portfolio
value,	Total	reimburse-	Total	investment	end of	turnover
end of	return(b)(c)	ments(d)	expenses(d)	income(d)	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)
$9.92	0.70	0.60	3.42	1.43	$1,775	216

9.92	0.22	1.37	4.11	0.70	806	216

9.92	0.77	0.50	3.37	1.52	1,894	216

9.92	0.89	0.30	3.25	1.71	1,513	216

9.92	0.83	0.40	3.35	1.61	50	216

9.92	0.47	1.00	3.94	1.00	25	216

9.92	0.53	0.90	3.84	1.09	25	216

9.92	0.68	0.65	3.56	1.35	25	216

9.92	0.83	0.40	3.34	1.60	25	216

9.92	0.89	0.30	3.25	1.71	1,513	216

See Notes to Financial Statements.	443

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$4.31	$0.09	$ 0.02	$0.11	$(0.16)	$ –	$(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–	(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)	(0.18)
11/30/2013	4.65	0.11	(0.02)	0.09	(0.17)	– (c)	(0.17)
Class B
11/30/2017	4.32	0.06	–	0.06	(0.12)	–	(0.12)
11/30/2016	4.36	0.07	0.03	0.10	(0.14)	–	(0.14)
11/30/2015	4.50	0.07	(0.07)	–	(0.14)	–	(0.14)
11/30/2014	4.58	0.07	(0.01)	0.06	(0.13)	(0.01)	(0.14)
11/30/2013	4.65	0.07	(0.01)	0.06	(0.13)	– (c)	(0.13)
Class C
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	–	(0.13)
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	–	(0.14)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–	(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)	(0.15)
11/30/2013	4.67	0.07	– (c)	0.07	(0.14)	– (c)	(0.14)
Class F
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	–	(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)	(0.18)
11/30/2013	4.64	0.11	(0.01)	0.10	(0.17)	– (c)	(0.17)
Class F3
4/4/2017 to 11/30/2017(d)	4.30	0.07	–	0.07	(0.11)	–	(0.11)
Class I
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)	(0.19)
11/30/2013	4.64	0.11	– (c)	0.11	(0.18)	– (c)	(0.18)

444	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:

Net			Net	Net
asset			invest-	assets,	Portfolio
value,	Total	Total	ment	end of	turnover
end of	return(b)	expenses	income	period	rate
period	(%)	(%)	(%)	(000)	(%)

$4.26	2.55	0.59	2.19	$10,697,423	67
4.31	3.06	0.60	2.49	11,099,295	50
4.35	0.46	0.60	2.29	11,609,287	59
4.50	2.30	0.59	2.23	13,157,575	60
4.57	1.98	0.58	2.29	13,290,303	71

4.26	1.50	1.39	1.37	4,228	67
4.32	2.25	1.40	1.71	13,462	50
4.36	(0.10)	1.40	1.50	18,795	59
4.50	1.27	1.39	1.45	25,984	60
4.58	1.40	1.38	1.51	31,667	71

4.29	1.91	1.23	1.55	6,129,077	67
4.34	2.42	1.23	1.86	6,759,399	50
4.38	(0.16)	1.25	1.65	7,143,036	59
4.53	1.63	1.26	1.57	8,058,228	60
4.60	1.51	1.27	1.60	8,127,184	71

4.26	2.65	0.49	2.28	14,906,190	67
4.31	3.15	0.50	2.58	12,884,113	50
4.35	0.57	0.50	2.39	11,321,563	59
4.50	2.40	0.49	2.33	12,099,079	60
4.57	2.30	0.48	2.38	9,140,966	71

4.26	1.62 (f)	0.33 (g)	2.55 (g)	2,914,992	67

4.25	2.51	0.39	2.37	7,091,069	67
4.31	3.26	0.39	2.68	5,771,458	50
4.35	0.66	0.40	2.48	4,487,861	59
4.50	2.50	0.39	2.42	4,461,188	60
4.57	2.40	0.39	2.47	3,341,231	71

See Notes to Financial Statements.	445

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
11/30/2017	$4.31	$0.08	$ 0.01	$0.09	$(0.14)	$ –	$(0.14)
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	–	(0.15)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–	(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	(0.01)	0.08	(0.15)	– (c)	(0.15)
Class R3
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	–	(0.15)
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	–	(0.16)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–	(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)	(0.16)
11/30/2013	4.65	0.09	– (c)	0.09	(0.16)	– (c)	(0.16)
Class R4
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	–	(0.16)
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	–	(0.17)
6/30/2015 to 11/30/2015(e)	4.44	0.04	(0.05)	(0.01)	(0.07)	–	(0.07)
Class R5
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(e)	4.43	0.05	(0.06)	(0.01)	(0.07)	–	(0.07)
Class R6
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(e)	4.43	0.05	(0.05)	–	(0.08)	–	(0.08)
Class T
7/28/2017 to 11/30/2017(h)	4.30	0.03	(0.02)	0.01	(0.05)	–	(0.05)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on April 4, 2017.
(e)	Commenced on June 30, 2015.
(f)	Not annualized.
(g)	Annualized.
(h)	Commenced on July 28, 2017.

446	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Net					Net	Net
asset					invest-	assets,	Portfolio
value,	Total		Total		ment	end of	turnover
end of	return(b)		expenses		income	period	rate
period	(%)		(%)		(%)	(000)	(%)

$4.26	2.14		0.99		1.79	$ 27,492	67
4.31	2.66		1.00		2.09	28,476	50
4.35	0.07		1.00		1.90	21,602	59
4.50	1.68		0.99		1.84	19,241	60
4.58	1.81		0.98		1.90	13,412	71

4.26	2.25		0.89		1.90	311,784	67
4.31	2.77		0.89		2.20	279,118	50
4.35	0.17		0.90		2.00	214,469	59
4.50	1.78		0.89		1.94	147,249	60
4.58	1.91		0.88		2.00	107,003	71

4.27	2.50		0.64		2.15	76,006	67
4.32	3.00		0.65		2.35	30,700	50
4.36	(0.23	)(f)	0.64	(g)	2.40 (g)	197	59

4.25	2.76		0.39		2.39	24,140	67
4.30	3.03		0.40		2.64	10,791	50
4.35	(0.14	)(f)	0.40	(g)	2.46 (g)	118	59

4.26	2.82		0.33		2.46	289,557	67
4.31	3.34		0.33		2.77	174,247	50
4.35	(0.10	)(f)	0.35	(g)	2.57 (g)	223,498	59

4.26	0.29	(f)	0.56	(g)	2.37 (g)	10	67

See Notes to Financial Statements.	447

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2017	$10.29	$0.22	$ 0.15	$ 0.37	$(0.27)	$(0.03)	$(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
11/30/2013	11.00	0.22	(0.31)	(0.09)	(0.32)	(0.23)	(0.55)
Class B
11/30/2017	10.27	0.13	0.15	0.28	(0.18)	(0.03)	(0.21)
11/30/2016	10.27	0.15	0.08	0.23	(0.21)	(0.02)	(0.23)
11/30/2015	10.65	0.14	(0.24)	(0.10)	(0.22)	(0.06)	(0.28)
11/30/2014	10.34	0.13	0.41	0.54	(0.23)	–	(0.23)
11/30/2013	10.98	0.14	(0.31)	(0.17)	(0.24)	(0.23)	(0.47)
Class C
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
11/30/2013	10.99	0.15	(0.31)	(0.16)	(0.25)	(0.23)	(0.48)
Class F
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
11/30/2013	10.99	0.23	(0.30)	(0.07)	(0.33)	(0.23)	(0.56)
Class F3
4/4/2017 to 11/30/2017(c)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
11/30/2013	11.02	0.25	(0.32)	(0.07)	(0.34)	(0.23)	(0.57)

448	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$10.36	3.65	0.68	0.80	2.11	$1,269,964	472
10.29	3.02	0.68	0.81	2.19	1,341,883	443
10.29	(0.12)	0.68	0.83	2.11	1,224,398	434
10.66	6.02	0.82	0.84	2.06	928,445	466
10.36	(0.81)	0.85	0.85	2.11	859,225	601

10.34	2.82	1.49	1.60	1.29	1,762	472
10.27	2.21	1.48	1.61	1.42	7,725	443
10.27	(1.01)	1.48	1.63	1.30	11,462	434
10.65	5.29	1.62	1.64	1.27	15,638	466
10.34	(1.60)	1.65	1.65	1.32	19,112	601

10.35	2.99	1.32	1.43	1.47	170,287	472
10.28	2.36	1.33	1.46	1.55	210,158	443
10.28	(0.77)	1.32	1.47	1.46	199,731	434
10.65	5.36	1.44	1.47	1.43	177,975	466
10.35	(1.46)	1.50	1.50	1.46	171,890	601

10.36	3.74	0.58	0.69	2.18	901,918	472
10.29	3.12	0.58	0.71	2.26	851,069	443
10.29	(0.02)	0.58	0.73	2.20	548,514	434
10.66	6.12	0.71	0.74	2.15	519,591	466
10.36	(0.62)	0.75	0.75	2.21	339,551	601

10.36	2.22 (e)	0.35 (f)	0.48 (f)	2.58 (f)	581,363	472

10.38	3.85	0.48	0.60	2.31	380,442	472
10.31	3.23	0.48	0.61	2.40	299,530	443
10.31	0.08	0.48	0.63	2.31	299,438	434
10.68	6.22	0.60	0.64	2.25	193,343	466
10.38	(0.60)	0.65	0.65	2.32	81,974	601

See Notes to Financial Statements.	449

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class P
11/30/2017	$10.34	$0.19	$ 0.15	$ 0.34	$(0.24)	$(0.03)	$(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)
11/30/2013	11.05	0.20	(0.32)	(0.12)	(0.30)	(0.23)	(0.53)
Class R2
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
11/30/2013	11.00	0.18	(0.31)	(0.13)	(0.28)	(0.23)	(0.51)
Class R3
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
11/30/2013	11.00	0.19	(0.32)	(0.13)	(0.29)	(0.23)	(0.52)
Class R4
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(d)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(d)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(d)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)
Class T
7/28/2017 to 11/30/2017(g)	10.41	0.08	(0.04)	0.04	(0.09)	–	(0.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

450	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
		Total
		expenses
		after
Net		waivers			Net	Net
asset		and/or			invest-	assets,	Portfolio
value,	Total	reimburse-	Total		ment	end of	turnover
end of	return(b)	ments	expenses		income	period	rate
period	(%)	(%)	(%)		(%)	(000)	(%)

$10.41	3.38	0.93	1.05		1.85	$ 650	472
10.34	2.76	0.93	1.06		1.94	983	443
10.34	(0.35)	0.93	1.08		1.86	2,754	434
10.71	5.84	1.07	1.09		1.81	2,954	466
10.40	(1.13)	1.10	1.10		1.86	3,077	601

10.36	3.24	1.08	1.20		1.69	8,150	472
10.29	2.62	1.08	1.21		1.79	7,419	443
10.29	(0.52)	1.08	1.23		1.72	6,070	434
10.66	5.60	1.21	1.24		1.66	3,985	466
10.36	(1.20)	1.25	1.25		1.72	3,136	601

10.36	3.34	0.98	1.09		1.79	133,227	472
10.29	2.72	0.98	1.11		1.90	137,112	443
10.29	(0.41)	0.97	1.13		1.83	130,149	434
10.66	5.81	1.11	1.14		1.77	67,975	466
10.35	(1.20)	1.15	1.15		1.82	54,287	601

10.36	3.60	0.73	0.84		2.05	68,972	472
10.29	2.98	0.73	0.86		2.03	25,290	443
10.29	0.03 (e)	0.68 (f)	0.89	(f)	2.33 (f)	986	434

10.36	3.87	0.48	0.60		2.32	91,931	472
10.29	3.01	0.48	0.62		2.27	10,707	443
10.30	0.13 (e)	0.47 (f)	0.63	(f)	2.36 (f)	20	434

10.37	3.98	0.36	0.48		2.45	161,412	472
10.30	3.35	0.36	0.49		2.47	63,662	443
10.30	0.09 (e)	0.34 (f)	0.51	(f)	2.69 (f)	7,867	434

10.36	0.37 (e)	0.70 (f)	0.70	(f)	2.14 (f)	10	472

See Notes to Financial Statements.	451

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain	operations	income	period
Class A
11/30/2017	$10.00	$0.13	$ –	$0.13	$(0.12)	$10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	10.00
Class F
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	10.00
Class F3
4/4/2017 to 11/30/2017(f)	10.01	0.10	–	0.10	(0.10)	10.01
Class I
11/30/2017	10.00	0.15	–	0.15	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	10.00
Class R5
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	10.00
Class R6
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	10.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on October 12, 2016.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

452	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:
		Total
		expenses
		after					Net
		waivers			Net		assets,	Portfolio
Total		and/or reim-	Total		investment		end of	turnover
return(b)		bursements	expenses		income		period	rate
(%)		(%)	(%)		(%)		(000)	(%)

1.30		0.40	0.51		1.28		$1,550,462	23
0.15	(d)	0.40 (e)	3.62	(e)	0.82	(e)	5,297	2

1.34		0.35	0.44		1.32		552,335	23
0.16	(d)	0.35 (e)	3.57	(e)	0.86	(e)	250	2

0.96	(d)	0.21 (e)	0.34	(e)	1.50	(e)	50,096	23

1.46		0.25	0.39		1.45		115,193	23
0.17	(d)	0.25 (e)	3.47	(e)	0.96	(e)	4,631	2

1.48		0.25	0.53		1.35		292	23
0.17	(d)	0.25 (e)	3.47	(e)	0.96	(e)	250	2

1.53		0.20	0.50		1.41		314	23
0.18	(d)	0.20 (e)	3.44	(e)	1.01	(e)	250	2

See Notes to Financial Statements.	453

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of sixteen funds. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the fiscal year ended November 30, 2017:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, B, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)*	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, R6, and T
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)*	A ,C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett Total Return Fund (“Total Return Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5, R6, and T
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, F, F3, I, R5, and R6

*	Commenced operations on April 19, 2017.

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially new investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. Class T shares commenced on July 28, 2017.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5, and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares

Notes to Financial Statements (continued)

redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity,

Notes to Financial Statements (continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2014 through November 30, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, F3, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are

Notes to Financial Statements (continued)

held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money

Notes to Financial Statements (continued)

and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of November 30, 2017, the following Funds had unfunded loan commitments:

Floating Rate Fund
ICSH Parent, Inc. 1st Lien 2017 Delayed Draw Term Loan	$2,625,679
Institutional Shareholder Services 2017 Delayed Draw Term Loan	489,000
Playcore, Inc. Acquisition 1st Lien Delayed Draw Term Loan	1,997,286
TGP Holdings III LLC. Delayed Draw Term Loan	2,386,983
Total	$7,498,948

	High Yield Fund	Income Fund	Short Duration Income Fund
Beacon Roofing Supply, Inc. Bridge Term Loan	$17,609,000	$–	$–
Centene Corporation Bridge Term Loan	37,500,000	5,000,000	75,000,000
Itron, Inc. Bridge Term Loan	7,030,000	–	–
Total	$62,139,000	$5,000,000	$75,000,000

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement

Notes to Financial Statements (continued)

of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the fiscal year, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Financial Statements (continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Core Fixed Income Fund
First $1 billion	.70%	First $1 billion	.45%
Next $1 billion	.60%	Next $1 billion	.40%
Over $2 billion	.57%	Over $2 billion	.35%

Core Plus Bond Fund		Corporate Bond Fund
First $1 billion	.45%	First $2 billion	.40%
Next $1 billion	.40%	Over $2 billion	.35%
Over $2 billion	.35%

Floating Rate Fund		High Yield Fund
First $1 billion	.50%	First $1 billion	.60%
Over $1 billion	.45%	Next $1 billion	.55%
		Over $2 billion	.50%

Income Fund		Inflation Focused Fund
First $2.5 billion	.50%	First $2 billion	.40%
Next $1.5 billion	.40%	Next $3 billion	.375%
Over $4 billion	.38%	Over $5 billion	.35%

Short Duration Core Bond Fund		Short Duration Income Fund
First $1 billion	.30%	First $1 billion	.35%
Next $1 billion	.25%	Next $1 billion	.30%
Over $2 billion	.20%	Over $2 billion	.25%

Total Return Fund		Ultra Short Bond Fund	.20%
First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the fiscal year ended November 30, 2017, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Notes to Financial Statements (continued)

Net Effective
Management Fee
Convertible Fund	.69%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.38%
Inflation Focused Fund	.34%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.09%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the fiscal year ended November 30, 2017 and continuing through March 31, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
	A, B, C, F, I, P,
Fund	R2, R3, R4, R5 and T	F3 and R6
Convertible Fund	.86%	.83%
Core Plus Bond Fund	.48%	.39%	(1)
Corporate Bond Fund	.48%	.38%
High Yield Fund	.78%	.72%
Income Fund	.58%	.47%
Inflation Focused Fund	.55%	.38%	(1)
Short Duration Core Bond Fund	.40%	.30%
Total Return Fund	.48%	.36%
Ultra Short Bond Fund	.25%	.20%

*	If applicable.
(1)	Prior to April 1, 2017, Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Core Plus Bond Fund and Inflation Focused Fund to the extent necessary to limit total net annual operating expenses, to an annual rate of 0.33% and 0.32%, respectively for Class R6.

For the fiscal year ended November 30, 2017 and continuing through March 31, 2018, Lord Abbett has contractually agreed to waive a portion of Core Fixed Income Fund’s management fee by an annual rate of 0.20%.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated prior to March 31, 2018 only upon the approval of the Board.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in

Notes to Financial Statements (continued)

Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully beginning as of that date.

As of November 30, 2017, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

				Underlying Funds
		Core Fixed	High	Inflation	Short
	Convertible	Income	Yield	Focused	Duration
Fund of Funds	Fund	Fund	Fund	Fund	Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	20.75%	–	4.39%	5.27%	0.30%
Lord Abbett Multi-Asset Focused Growth Fund	1.08%	–	0.07%	–	0.02%
Lord Abbett Multi-Asset Global Opportunity Fund	2.05%	–	0.42%	0.43%	0.02%
Lord Abbett Multi-Asset Growth Fund	–	–	2.57%	–	0.07%
Lord Abbett Multi-Asset Income Fund	28.21%	1.29%	3.98%	5.97%	0.78%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4, and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2017:

Notes to Financial Statements (continued)

	Distributor	Dealers’
	Commissions	Concessions
Convertible Fund	$21,578	$135,386
Core Fixed Income Fund	83,685	517,740
Core Plus Bond Fund	915	5,545
Corporate Bond Fund	3	30
Floating Rate Fund	398,003	2,533,312
High Yield Fund	246,878	1,437,121
Income Fund	160,139	873,970
Inflation Focused Fund	2,489	15,486
Short Duration Core Bond Fund	403	2,988
Short Duration Income Fund	1,281,516	7,636,812
Total Return Fund	201,037	1,264,806
Ultra Short Bond Fund	–	–

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2017:

	Class A	Class C
Convertible Fund	$34,531	$7,644
Core Fixed Income Fund	24,502	12,691
Core Plus Bond Fund	–	268
Corporate Bond Fund	–	–
Floating Rate Fund	385,454	250,507
High Yield Fund	61,110	94,593
Income Fund	6,200	20,399
Inflation Focused Fund	30,540	12,045
Short Duration Core Bond Fund	5,000	–
Short Duration Income Fund	1,102,865	932,686
Total Return Fund	38,553	40,592
Ultra Short Bond Fund	–	–

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2017 and 2016 was as follows:

	Convertible Fund			Core Fixed Income Fund
	Year Ended 11/30/2017	Year Ended 11/30/2016		Year Ended 11/30/2017		Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$19,769,623	$24,053,775		$28,332,104		$32,616,808
Net long-term capital gains	–	–		–		795,948
Total distributions paid	19,769,623	24,053,775		28,332,104		33,412,756

	Core Plus Bond Fund			Corporate Bond Fund
	Year Ended 11/30/2017	Period Ended 11/30/2016	**	Period Ended 11/30/2017	*
Distributions paid from:
Ordinary income	$457,820	$379,055		$141,389
Total distributions paid	457,820	379,055		141,389

	Floating Rate Fund			High Yield Fund
	Year Ended 11/30/2017	Year Ended 11/30/2016		Year Ended 11/30/2017		Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$507,088,663	$298,426,735		$377,886,645		$299,639,325
Total distributions paid	507,088,663	298,426,735		377,886,645		299,639,325

	Income Fund			Inflation Focused Fund
	Year Ended 11/30/2017	Year Ended 11/30/2016		Year Ended 11/30/2017		Year Ended 11/30/2016
Distributions paid from:
Ordinary income	66,937,975	72,814,962		$42,897,673		$26,905,915
Total distributions paid	66,937,975	72,814,962		42,897,673		26,905,915

	Short Duration Core Bond Fund			Short Duration Income Fund
	Period Ended 11/30/2017*			Year Ended 11/30/2017		Year Ended 11/30/2016
Distributions paid from:
Ordinary income	$100,760			$1,464,095,042		$1,368,550,147
Total distributions paid	100,760			$1,464,095,042		1,368,550,147

	Total Return Fund			Ultra Short Bond Fund
	Year Ended 11/30/2017	Year Ended 11/30/2016		Year Ended 11/30/2017		Period Ended 11/30/2016	***
Distributions paid from:
Ordinary income	$97,161,880	$78,433,590		$7,960,358		$17,062
Net long-term capital gains	–	585,868		–		–
Total distributions paid	97,161,880	79,019,458		7,960,358		17,062

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.
**	For the period December 2, 2015 (commencement of operations) to November 30, 2016.
***	For the period October 12, 2016 (commencement of operations) to November 30, 2016.

Notes to Financial Statements (continued)

Subsequent to the Funds’ fiscal year ended November 30, 2017, distributions were paid on December 15, 2017 to shareholders of record on December 14, 2017. The approximate amounts were as follows:

	Net Investment Income	Short-Term Capital Gain
Convertible Fund	$7,667,000	$–
Corporate Bond Fund	–	5,000
Ultra Short Bond Fund	–	72,000

As of November 30, 2017, the components of accumulated gains (losses) on a tax-basis were as follows:

	Convertible Fund	Core Fixed Income Fund
Undistributed ordinary income – net	$10,183,741	$124,059
Total undistributed earnings	10,183,741	124,059
Capital loss carryforwards*	(13,876,653)	(7,805,419)
Temporary differences	(80,854)	(150,058)
Unrealized gains (losses) – net	74,139,387	(2,753,038)
Total accumulated gains (losses)	70,365,621	(10,584,456)

	Core Plus Bond Fund	Corporate Bond Fund
Undistributed ordinary income – net	$14,960	$7,732
Total undistributed earnings	14,960	7,732
Capital loss carryforwards*	(26,367)	–
Temporary differences	(509)	(4,742)
Unrealized gains – net	122,716	32,871
Total accumulated gains	110,800	35,861

	Floating Rate Fund	High Yield Fund
Capital loss carryforwards*	$(277,014,247)	$(36,716,954)
Temporary differences	(29,233,890)	(23,363,033)
Unrealized gains – net	59,378,321	218,795,145
Total accumulated gains (losses)	(246,869,816)	158,715,158

	Income Fund	Inflation Focused Fund
Capital loss carryforwards*	$(30,889,171)	$(73,021,759)
Temporary differences	(4,219,977)	(424,017)
Unrealized gains (losses) – net	12,694,037	(141,213,433)
Total accumulated losses	(22,415,111)	(214,659,209)

	Short Duration Core Bond Fund	Short Duration Income Fund
Undistributed ordinary income – net	$3,908	$–
Total undistributed earnings	3,908	–
Capital loss carryforwards*	(11,750)	(1,695,329,480)
Temporary differences	(58)	(19,995,467)
Unrealized losses – net	(44,916)	(1,051,469,524)
Total accumulated Losses	(52,816)	(2,766,794,471)

*	The capital losses will carry forward indefinitely.

Notes to Financial Statements (continued)

	Total Return Fund	Ultra Short Bond Fund
Undistributed ordinary income – net	$–	$107,350
Total undistributed earnings	–	107,350
Capital loss carryforwards*	(45,536,013)	–
Temporary differences	(1,011,778)	(12,510)
Unrealized gains-net	3,490,551	7,658
Total accumulated gains (losses)	(43,057,240)	102,498

*	The capital losses will carry forward indefinitely.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during fiscal 2017 as follows:

Corporate Bond Fund	$4,691
Ultra Short Bond Fund	7,433

As of November 30, 2017, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund
Tax cost	$802,958,384	$1,428,014,701
Gross unrealized gain	81,503,395	4,782,853
Gross unrealized loss	(7,364,741)	(7,535,891)
Net unrealized security gain/(loss)	74,138,654	(2,753,038)

	Core Plus Bond Fund	Corporate Bond Fund
Tax cost	$14,381,287	$6,176,054
Gross unrealized gain	235,023	58,673
Gross unrealized loss	(112,307)	(25,802)
Net unrealized security gain	122,716	32,871

	Floating Rate Fund	High Yield Fund
Tax cost	$12,496,029,866	$6,820,282,489
Gross unrealized gain	124,497,077	295,393,481
Gross unrealized loss	(65,280,500)	(76,618,281)
Net unrealized security gain	59,216,577	218,775,200

	Income Fund	Inflation Focused Fund
Tax cost	$2,130,133,756	$1,140,909,127
Gross unrealized gain	33,568,577	20,359,345
Gross unrealized loss	(20,877,505)	(161,572,798)
Net unrealized security gain/(loss)	12,691,072	(141,213,453)

	Short Duration Core Bond Fund	Short Duration Income Fund
Tax cost	$7,637,923	$43,380,686,015
Gross unrealized gain	7,559	181,338,147
Gross unrealized loss	(52,475)	(1,232,808,810)
Net unrealized security loss	(44,916)	(1,051,470,663)

Notes to Financial Statements (continued)

	Total Return	Ultra Short Bond Fund
Tax cost	$4,068,012,275	$2,224,758,472
Gross unrealized gain	28,879,127	808,375
Gross unrealized loss	(25,387,103)	(800,717)
Net unrealized security gain	3,492,024	7,658

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, forward currency contracts, futures, swaps, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended November 30, 2017 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Convertible Fund	$8,554,576	$(8,554,576)	$–
Core Fixed Income Fund	6,951,739	(6,951,739)	–
Core Plus Bond Fund	66,975	(66,720)	(255)
Corporate Bond Fund	40,433	(36,753)	(3,680)
Floating Rate Fund	807,560	(807,560)	–
High Yield Fund	15,815,930	(15,815,930)	–
Income Fund	10,140,921	(10,140,921)	–
Inflation Focused Fund	19,876,231	(19,876,231)	–
Short Duration Core Bond Fund	44,154	(40,284)	(3,870)
Short Duration Income Fund	596,019,058	(596,019,058)	–
Total Return Fund	15,741,861	(15,741,861)	–
Ultra Short Bond Fund	52,490	(14,857)	(37,633)

The permanent differences are primarily attributable to the tax treatment of foreign currency transactions, certain securities, premium amortization, certain expenses, certain distributions, and principal paydown gains and losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemptions in-kind) for the fiscal year ended November 30, 2017 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$1,663,343,730	$–	$1,500,305,749
Core Fixed Income Fund	5,683,974,153	614,258,586	5,717,050,716	495,688,027
Core Plus Bond Fund	43,079,810	8,721,819	43,037,341	6,337,600
Corporate Bond Fund	2,396,530	3,803,197	3,312,343	1,569,061
Floating Rate Fund	–	12,317,507,289	–	8,937,794,126
High Yield Fund	–	7,161,128,103	–	5,984,782,096
Income Fund	2,693,634,830	1,419,727,274	2,652,667,830	1,152,610,241
Inflation Focused Fund	23,377,001	955,174,684	24,535,280	623,055,946
Short Duration Core Bond Fund	9,054,412	5,464,439	9,990,051	1,895,321
Short Duration Income Fund	4,013,814,857	27,999,379,867	3,198,334,842	22,563,346,275
Total Return Fund	15,899,297,176	1,923,392,394	15,674,118,969	1,418,474,837
Ultra Short Bond Fund	999,254	1,420,801,996	401,313	82,508,594

Notes to Financial Statements (continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended November 30, 2017, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain
Convertible Fund	$1,993,893	$1,077,090	$302,235
Core Fixed Income Fund	–	2,421,118	6,301
Core Plus Bond Fund	–	12,758	758
Floating Rate Fund	–	36,519,165	177,590
High Yield Fund	7,606,178	123,738,769	8,615,607
Income Fund	2,749,225	1,219,751	95,655
Inflation Focused Fund	18,686,080	8,675,341	138,597
Short Duration Income Fund	345,816,310	–	–
Total Return Fund	1,219,751	16,084,980	825,922

6.	REDEMPTION IN-KIND

During the year ended November 30, 2017, a shareholder of Short Duration Income Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind, the Fund realized a net gain of $81,529.

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for the Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the fiscal year ended November 30, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the fiscal year ended November 30, 2017 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from

Notes to Financial Statements (continued)

counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the fiscal year ended November 30, 2017 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of November 30, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund

Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$130,040

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$234,651

Core Fixed Income Fund

Asset Derivatives	Interest Rate Contracts
Futures Contracts(3)	$103,244

Liability Derivatives
Futures Contracts(3)	$284,640

Notes to Financial Statements (continued)

	Core Plus Bond Fund

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts(3)	$4,840	–

Liability Derivatives
Credit Default Swaps(4)	–	$11,075
Futures Contracts(3)	$2,687	–

	Corporate Bond Fund

Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$4,722

Liability Derivatives
Futures Contracts(3)		$10,295

	Floating Rate Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$475,299
Futures Contracts(3)	$977,750	–

Liability Derivatives
Futures Contracts(3)	$325,809	–
Forward Foreign Currency Exchange Contracts(2)	–	$667,845

		High Yield Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(5)	–	–	$152,059
Forward Foreign Currency Exchange Contracts(1)	–	$138,896	–
Futures Contracts(3)	$632,427	–	–

Liability Derivatives
Futures Contracts(3)	$2,065,924	–	–
Forward Foreign Currency Exchange Contracts(2)	–	$1,163,726	–

Notes to Financial Statements (continued)

			Income Fund

Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$1,043,405	–
Futures Contracts(3)		$590,614	–	–

Liability Derivatives
Credit Default Swaps(4)		–	–	$21,447
Futures Contracts(3)		$968,077	–	–
Forward Foreign Currency Exchange Contracts(2)		–	$1,674,660	–

			Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(5)	–	–	–	$290,670
CPI Swaps(6)	–	–	$13,736,301	–
Centrally Cleared CPI Swaps	–	–	$1,843,400	–
Futures Contracts(3)	$123,128	–	–	–

Liability Derivatives
CPI Swaps(7)		–	$115,873,518	–
Centrally Cleared CPI Swaps		–	$8,255,179	–
Futures Contracts(3)		$543,529	–	–
Forward Foreign Currency Exchange Contracts(2)		–	$1,313	–

Short Duration Core Bond Fund

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Futures Contracts(3)	$695	–

Liability Derivatives
Credit Default Swaps(4)	–	$4,515
Futures Contracts(3)	$85	–

		Short Duration Income Fund

Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$468	–
Futures Contracts(3)		$266,460	–	–

Liability Derivatives
Credit Default Swaps(4)		–	–	$7,950,222
Futures Contracts(3)		$563,634	–	–
Forward Foreign Currency Exchange Contracts(2)		–	$72,520	–

Notes to Financial Statements (continued)

Total Return Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$28,118
Futures Contracts(3)	$363,739	–

Liability Derivatives
Futures Contracts(3)	$52,384	–
Forward Foreign Currency Exchange Contracts(2)	–	$48,223

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.
(8)	Statements of Assets and Liabilities location: Credit default swap agreement receivable, at fair value.

Transactions in derivative investments for the fiscal year ended November 30, 2017 were as follows:

Convertible Fund

Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(1,667,917)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$(117,475)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$32,338,559

Core Fixed Income Fund

Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(4)	$(494,878)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(5)	$(159,375)
Average Number of Contracts/Notional Amounts*
Futures Contracts(6)	862

Notes to Financial Statements (continued)

	Core Plus Bond Fund

	Interest Rate	Credit
	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps(7)	–	$42,049
Futures Contracts(4)	$(19,808)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(8)	–	$2,924
Futures Contracts(5)	$(92)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(6)	–	$1,924,231
Futures Contracts(6)	20	–

Corporate Bond Fund

Interest Rate
	Contracts
Net Realized Gain (Loss)
Futures Contracts(4)	$(3,913)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(5)	$(5,573)
Average Number of Contracts/Notional Amounts*
Futures Contracts(6)	23

Floating Rate Fund

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(3,966,469)
Futures Contracts(4)	$1,854,587	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	–	$(353,369)
Futures Contracts(5)	$(243,206)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$68,909,172
Futures Contracts(6)	3,051	–

Notes to Financial Statements (continued)

		High Yield Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps(7)	–	–	$(1,047,236)
Forward Foreign Currency Exchange Contracts(1)	–	$(7,318,190)	–
Futures Contracts(4)	$1,213,720	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(8)	–	–	$377,161
Forward Foreign Currency Exchange Contracts(2)	–	$(917,834)	–
Futures Contracts(5)	$(2,170,303)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$73,621,385
Forward Foreign Currency Exchange Contracts(3)	–	$103,066,905	–
Futures Contracts(6)	2,609	–	–

			Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps(7)	–	–	$(55,501)
Forward Foreign Currency Exchange Contracts(1)	–	$9,566,549	–
Futures Contracts(4)	$567,312	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(8)	–	–	$173,981
Forward Foreign Currency Exchange Contracts(2)	–	$5,095,642	–
Futures Contracts(5)	$(1,417,089)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$8,877,000
Forward Foreign Currency Exchange Contracts(3)	–	$211,401,651	–
Futures Contracts(6)	4,071	–	–

Notes to Financial Statements (continued)

			Inflation Focused Fund
	Interest Rate Contracts	Forward Currency Contracts	Credit Contracts	Inflation Linked Contracts
Net Realized Gain (Loss)
CPI Swaps(7)	–	–	–	$164,824
Credit Default Swaps(7)	–	–	$11,151	–
Forward Foreign Currency Exchange Contracts(1)	–	$(10,618)	–	–
Futures Contracts(4)	$(185,898)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swaps(8)	–	–	–	$(13,490,840)
Credit Default Swaps(8)	–	–	$(40,300)	–
Forward Foreign Currency Exchange Contracts(2)	–	$(6,323)	–	–
Futures Contracts(5)	$(236,665)	–	–	–
Average Number of Contracts/Notional Amounts
CPI Swaps(3)	–	–	–	2,839,769,231
Credit Default Swaps(3)	–	–	$168,382	–
Forward Foreign Currency Exchange Contracts(3)	–	$158,469	–	–
Futures Contracts(6)	2,768	–	–	–

Short Duration Core Bond Fund

		Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps(7)		–	$1,763
Futures Contracts(4)		$(1,521)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(8)		–	$723
Futures Contracts(5)		$610	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)		–	$153,000
Futures Contracts(6)		5	–

Notes to Financial Statements (continued)

	Short Duration Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps(7)	–	–	$4,946,778
Forward Foreign Currency Exchange Contracts(1)	–	$(579,129)	–
Futures Contracts(4)	$(14,510,418)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(8)	–	–	$(3,129,191)
Forward Foreign Currency Exchange Contracts(2)	–	$(345,348)	–
Futures Contracts(5)	$(2,495,861)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$149,907,677
Forward Foreign Currency Exchange Contracts(3)	–	$8,886,696	–
Futures Contracts(6)	42,644	–	–

		Total Return Fund

	Interest Rate Contracts		Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–		$(221,809)
Futures Contracts(4)	$(1,839,218)		–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	–		$(173,972)
Futures Contracts(5)	$147,863		–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–		$2,405,309
Futures Contracts(6)	3,027		–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet

Notes to Financial Statements (continued)

offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Convertible Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 130,040	$ –	$ 130,040
Repurchase Agreement	25,314,748	–	25,314,748
Total	$25,444,788	$ –	$25,444,788

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$ 36,870	$ (23,898)	$ –	$ –	$12,972
Fixed Income Clearing Corp.	25,314,748	–	–	(25,314,748)	–
J.P. Morgan Chase	8,462	–	–	–	8,462
State Street Bank and Trust	84,708	(84,708)	–	–	–
Total	$25,444,788	$(108,606)	$ –	$(25,314,748)	$21,434

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$234,651	$ –	$234,651
Total	$234,651	$ –	$234,651

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$ 23,898	$ (23,898)	$ –	$ –	$ –
State Street Bank and Trust	210,753	(84,708)	(126,045)	–	–
Total	$234,651	$(108,606)	$(126,045)	$ –	$ –

Core Fixed Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$30,005,585	$ –	$30,005,585
Total	$30,005,585	$ –	$30,005,585

Notes to Financial Statements (continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$30,005,585	$ –	$ –	$(30,005,585)	$ –
Total	$30,005,585	$ –	$ –	$(30,005,585)	$ –

			Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$302,073	$ –	$302,073
Total	$302,073	$ –	$302,073

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$302,073	$ –	$ –	$(302,073)	$ –
Total	$302,073	$ –	$ –	$(302,073)	$ –

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$11,075	$ –	$11,075
Total	$11,075	$ –	$11,075

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$11,075	$ –	$ –	$ –	$11,075
Total	$11,075	$ –	$ –	$ –	$11,075

			Corporate Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$121,348	$ –	$121,348
Total	$121,348	$ –	$121,348

Notes to Financial Statements (continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$121,348	$ –	$ –	$(121,348)	$ –
Total	$121,348	$ –	$ –	$(121,348)	$ –

Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 475,299	$ –	$ 475,299
Repurchase Agreement	688,493,402	–	688,493,402
Total	$688,968,701	$ –	$688,968,701

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$688,493,402	$ –	$ –	$(688,493,402)	$ –
State Street Bank and Trust	475,299	(229,146)	–	–	246,153
Total	$688,968,701	$(229,146)	$ –	$(688,493,402)	$246,153

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$667,845	$ –	$667,845
Total	$667,845	$ –	$667,845

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$438,699	$ –	$(300,000)	$ –	$138,699
State Street Bank and Trust	229,146	(229,146)	–	–	–
Total	$667,845	$(229,146)	$(300,000)	$ –	$138,699

Notes to Financial Statements (continued)

High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 138,896	$ –	$ 138,896
Repurchase Agreement	178,220,577	–	178,220,577
Total	$178,359,473	$ –	$178,359,473

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$178,220,577	$ –	$ –	$(178,220,577)	$ –
J.P. Morgan Chase	21,377	(21,377)	–	–	–
State Street Bank and Trust	117,519	(117,519)	–	–	–
Total	$178,359,473	$(138,896)	$ –	$(178,220,577)	$ –

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,163,726	$ –	$1,163,726
Total	$1,163,726	$ –	$1,163,726

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$ 283,467	$ –	$ –	$ –	$283,467
J.P. Morgan Chase	110,377	(21,377)	–	–	89,000
Standard Chartered Bank	27,612	–	–	–	27,612
State Street Bank and Trust	742,270	(117,519)	(440,000)	–	184,751
Total	$1,163,726	$(138,896)	$(440,000)	$ –	$584,830

Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 1,043,405	$ –	$ 1,043,405
Repurchase Agreement	43,017,756	–	43,017,756
Total	$44,061,161	$ –	$44,061,161

Notes to Financial Statements (continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$ 32,829	$ (32,829)	$ –	$ –	$ –
Barclays Bank plc	231,241	(231,241)	–	–	–
BNP Paribas S.A.	25,564	(25,564)	–	–	–
Citibank	36,162	(36,162)	–	–	–
Deutsche Bank AG	12,541	–	–	–	12,541
Fixed Income Clearing Corp.	43,017,756	–	–	(43,017,756)	–
Goldman Sachs	46,338	(46,338)	–	–	–
J.P. Morgan Chase	411,324	(158,794)	–	–	252,530
Morgan Stanley	381	(381)	–	–	–
Standard Chartered Bank	12,205	(12,205)	–	–	–
State Street Bank and Trust	234,820	(105,941)	–	–	128,879
Total	$44,061,161	$(649,455)	$ –	$(43,017,756)	$393,950

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$ 21,447	$ –	$ 21,447
Forward Foreign Currency Exchange Contracts	1,674,660	–	1,674,660
Total	$1,696,107	$ –	$1,696,107

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$ 449,379	$ (32,829)	$(280,000)	$ –	$136,550
Barclays Bank plc	402,727	(231,241)	(171,486)	–	–
BNP Paribas S.A.	86,362	(25,564)	–	–	60,798
Citibank	118,533	(36,162)	(82,371)	–	–
Goldman Sachs	240,051	(46,338)	(10,000)	–	183,713
J.P. Morgan Chase	158,794	(158,794)	–	–	–
Morgan Stanley	73,738	(381)	–	–	73,357
Standard Chartered Bank	60,582	(12,205)	–	–	48,377
State Street Bank and Trust	105,941	(105,941)	–	–	–
Total	$1,696,107	$(649,455)	$(543,857)	$ –	$502,795

Notes to Financial Statements (continued)

			Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$13,736,301	$ –	$13,736,301
Repurchase Agreements	7,743,859	–	7,743,859
Total	$21,480,160	$ –	$21,480,160

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$ 5,153,943	$ (5,153,943)	$ –	$ –	$ –
Barclays Bank plc	3,290,024	(3,290,024)	–	–	–
Credit Suisse	1,552,730	(1,552,730)	–	–	–
Deutsche Bank AG	2,124,136	(2,124,136)	–	–	–
Fixed Income Clearing Corp.	7,743,859	–	–	(7,743,859)	–
Goldman Sachs	2,546,196	(2,546,196)	–	–	–
J.P. Morgan Chase	622,002	(622,002)	–	–	–
Total	$21,480,160	$(13,736,301)	$ –	$(7,743,859)	$ –

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$115,873,518	$ –	$115,873,518
Forward Foreign Currency Exchange Contracts	1,313	–	1,313
Total	$115,874,831	$ –	$115,874,831

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$ 14,408,003	$ (5,153,943)	$ (9,254,060)	$ –	$ –
Barclays Bank plc	15,753,856	(3,290,024)	(12,463,832)	–	–
Credit Suisse	5,047,855	–	(5,047,855)	–	–
Deutsche Bank AG	34,925,838	(2,124,136)	(32,801,702)	–	–
Goldman Sachs	16,010,872	(2,546,196)	(13,464,676)	–	–
J.P. Morgan Chase	17,520,085	(622,002)	(16,898,083)	–	–
Merrill Lynch International Bank Ltd.	1,642,706	–	(1,642,706)	–
State Street Bank and Trust	1,313	–	–	–	1,313
Wells Fargo	10,564,303	–	(10,564,303)	–	–
Total	$115,874,831	$(13,736,301)	$(102,137,217)	$ –	$1,313

Notes to Financial Statements (continued)

		Short Duration Core Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$117,868	$ –	$117,868
Total	$117,868	$ –	$117,868

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$117,868	$ –	$ –	$(117,868)	$ –
Total	$117,868	$ –	$ –	$(117,868)	$ –

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$4,515	$ –	$4,515
Total	$4,515	$ –	$4,515

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$4,515	$ –	$ –	$ –	$4,515
Total	$4,515	$ –	$ –	$ –	$4,515

Short Duration Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 468	$ –	$ 468
Repurchase Agreements	15,000,000	–	15,000,000
Total	$15,000,468	$ –	$15,000,468

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
J.P. Morgan Chase	$15,000,000	$ –	$ –	$(15,000,000)	$ –
State Street Bank and Trust	468	(468)	–	–	–
Total	$15,000,468	$(468)	$ –	$(15,000,000)	$ –

Notes to Financial Statements (continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$7,950,222	$ –	$7,950,222
Forward Foreign Currency Exchange Contracts	72,520	–	72,520
Total	$8,022,742	$ –	$8,022,742

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$1,723,064	$ –	$(1,723,064)	$ –	$ –
Deutsche Bank	2,307,472	–	(2,307,472)	–	–
Morgan Stanley	3,919,686	–	(3,919,686)	–	–
State Street Bank and Trust	72,520	(468)	–	–	72,052
Total	$8,022,742	$(468)	$(7,950,222)	$ –	$72,052

Total Return Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 28,118	$ –	$ 28,118
Repurchase Agreements	64,077,733	–	64,077,733
Total	$64,105,851	$ –	$64,105,851

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
J.P. Morgan Chase	$20,000,000	$ –	$(125,000)	$(19,875,000)	$ –
Barclays Bank plc	28,118	–	–	–	28,118
Fixed Income Clearing Corp.	44,077,733	–	–	(44,077,733)	–
Total	$64,105,851	$ –	$(125,000)	$(63,952,733)	$28,118

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$48,223	$ –	$48,223
Total	$48,223	$ –	$48,223

Notes to Financial Statements (continued)

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$48,223	$ –	$ –	$ –	$48,223
Total	$48,223	$ –	$ –	$ –	$48,223

	Ultra Short Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$955,734	$ –	$955,734
Total	$955,734	$ –	$955,734

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$955,734	$ –	$ –	$(955,734)	$ –
Total	$955,734	$ –	$ –	$(955,734)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of November 30, 2017.

9.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

11.	LINE OF CREDIT

Effective August 28, 2017, the Funds, except Ultra Short Bond Fund, and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to

Notes to Financial Statements (continued)

satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Funds, except Ultra Short Bond Fund, and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the fiscal year ended November 30, 2017, High Yield Fund utilized the SSB Facility from March 10, 2017 to March 15, 2017 with average borrowings of $17,850,000. The average interest rate during the period was 2.68%, and total interest paid amounted to $7,975, which is included in other expenses in the Statement of Operations. On March 16, 2017, High Yield Fund fully repaid its borrowings to the Facility. As of November 30, 2017, there were no loans outstanding pursuant to this Facility.

12.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended November 30, 2017, eight Funds of the Trust participated as a lenders in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Income*
Convertible Fund	$ 5,013,191	0.86%	$117
Core Fixed Income Fund	11,827,131	0.86%	836
Floating Rate Fund	12,970,373	0.86%	306
High Yield Fund	16,179,076	0.93%	812
Income Fund	9,593,362	0.86%	678
Inflation Focused Fund	31,485,714	0.86%	742
Short Duration Income Fund	23,773,612	0.86%	557
Total Return Fund	51,775,645	0.86%	1,213

*	Included in the Statement of Operations

During the fiscal year ended November 30, 2017, one Fund of the Trust participated as a borrower in the Interfund Lending Program. The average amount borrowed, interest rate and interest expense were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Expense*
High Yield Fund	$39,101,685	0.86%	$3,667

*	Included in the Statement of Operations

There were no interfund loans outstanding as of November 30, 2017.

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (continued)

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Notes to Financial Statements (continued)

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
Convertible Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,984,406	$88,208,738	2,510,896	$30,735,373
Converted from Class B*	25,040	311,885	14,264	173,870
Reinvestment of distributions	197,459	2,370,179	138,398	1,620,416
Shares reacquired	(4,880,246)	(60,638,773)	(2,385,085)	(28,663,231)
Increase	2,326,659	$30,252,029	278,473	$3,866,428
Class B Shares
Reinvestment of distributions	1,031	$12,053	973	$11,332
Shares reacquired	(17,250)	(214,219)	(11,344)	(137,444)
Converted to Class A*	(25,033)	(311,885)	(14,263)	(173,870)
Decrease	(41,252)	$(514,051)	(24,634)	$(299,982)
Class C Shares
Shares sold	1,128,681	$14,028,469	565,395	$6,809,311
Reinvestment of distributions	60,235	711,257	49,021	569,853
Shares reacquired	(1,111,337)	(13,653,162)	(793,788)	(9,597,152)
Increase (decrease)	77,579	$1,086,564	(179,372)	$(2,217,988)
Class F Shares
Shares sold	11,401,889	$142,751,338	4,358,492	$52,604,293
Reinvestment of distributions	217,376	2,623,864	145,004	1,701,679
Shares reacquired	(7,377,715)	(93,450,909)	(2,564,556)	(30,766,609)
Increase	4,241,550	$51,924,293	1,938,940	$23,539,363
Class F3 Shares(a)
Shares sold	297,153	$3,918,550	–	$–
Reinvestment of distributions	7	89	–	–
Shares reacquired	(7,128)	(94,885)	–	–
Increase	290,032	$3,823,754	–	$–
Class I Shares
Shares sold	20,304,607	$255,913,345	8,881,692	$108,672,859
Reinvestment of distributions	1,072,119	12,950,493	763,274	9,000,396
Shares reacquired	(11,948,938)	(148,856,822)	(7,933,047)	(96,731,459)
Increase	9,427,788	$120,007,016	1,711,919	$20,941,796
Class P Shares
Shares sold	1,405	$18,858	54	$656
Reinvestment of distributions	77	933	59	706
Increase	1,482	$19,791	113	$1,362
Class R2 Shares
Shares sold	2,327	$28,787	1,127	$13,431
Reinvestment of distributions	75	903	60	707
Shares reacquired	(4,143)	(52,447)	(758)	(9,210)
Increase (decrease)	(1,741)	$(22,757)	429	$4,928

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Convertible Fund	November 30, 2017		November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	284,709	$3,518,104	205,341	$2,503,137
Reinvestment of distributions	8,320	99,573	5,781	67,478
Shares reacquired	(125,737)	(1,555,878)	(71,428)	(861,462)
Increase	167,292	$2,061,799	139,694	$1,709,153
Class R4 Shares
Shares sold	737	$9,232	309	$3,739
Reinvestment of distributions	29	352	21	241
Shares reacquired	(370)	(4,371)	(358)	(4,214)
Increase (decrease)	396	$5,213	(28)	$(234)
Class R5 Shares
Shares sold	9,481	$121,614	188	$2,329
Reinvestment of distributions	78	983	21	249
Shares reacquired	(22)	(293)	–	–
Increase	9,537	$122,304	209	$2,578
Class R6 Shares
Shares sold	237,949	$3,004,161	138,856	$1,705,060
Reinvestment of distributions	458	5,515	340	4,012
Shares reacquired	(56,122)	(703,899)	(22,580)	(274,103)
Increase	182,285	$2,305,777	116,616	$1,434,969

	Year Ended		Year Ended
Core Fixed Income Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,084,044	$120,452,636	6,471,323	$70,021,511
Converted from Class B*	174,573	1,897,400	108,886	1,179,445
Reinvestment of distributions	901,467	9,810,134	455,813	4,942,911
Shares reacquired	(14,103,752)	(153,173,622)	(8,944,375)	(96,761,186)
Decrease	(1,943,668)	$(21,013,452)	(1,908,353)	$(20,617,319)
Class B Shares
Shares sold	17,452	$188,412	16,883	$182,198
Reinvestment of distributions	2,268	24,562	1,576	17,026
Shares reacquired	(75,322)	(814,156)	(62,925)	(679,054)
Converted to Class A*	(175,114)	(1,897,400)	(109,220)	(1,179,445)
Decrease	(230,716)	$(2,498,582)	(153,686)	$(1,659,275)
Class C Shares
Shares sold	1,035,052	$11,191,383	611,146	$6,578,850
Reinvestment of distributions	97,228	1,053,079	51,360	554,413
Shares reacquired	(3,026,121)	(32,662,229)	(2,178,750)	(23,436,904)
Decrease	(1,893,841)	$(20,417,767)	(1,516,244)	$(16,303,641)
Class F Shares
Shares sold	20,063,818	$217,958,501	12,234,203	$132,328,971
Reinvestment of distributions	814,762	8,868,818	422,487	4,582,710
Shares reacquired	(38,130,337)	(415,511,292)	(6,416,137)	(69,322,067)
Increase (decrease)	(17,251,757)	$(188,683,973)	6,240,553	$67,589,614

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Core Fixed Income Fund	November 30, 2017		November 30, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	28,358,817	$309,475,690	–	$–
Reinvestment of distributions	101,973	1,109,698	–	–
Shares reacquired	(767,378)	(8,369,465)	–	–
Increase	27,693,412	$302,215,923	–	$–
Class I Shares
Shares sold	11,241,581	$121,452,764	9,483,664	$102,253,899
Reinvestment of distributions	400,327	4,356,241	198,471	2,153,090
Shares reacquired	(8,246,050)	(89,444,982)	(7,330,292)	(79,440,676)
Increase	3,395,858	$36,364,023	2,351,843	$24,966,313
Class P Shares
Reinvestment of distributions	6.03	$65	6	$64
Shares reacquired	(1,084.98)	(11,737)	(1,085)	(11,737)
Decrease	(1,078.95)	$(11,672)	(1,079)	$(11,673)
Class R2 Shares
Shares sold	36,069	$391,404	25,761	$278,472
Reinvestment of distributions	767	8,356	358	3,881
Shares reacquired	(9,996)	(108,745)	(4,908)	(53,114)
Increase	26,840	$291,015	21,211	$229,239
Class R3 Shares
Shares sold	622,084	$6,745,811	508,980	$5,508,788
Reinvestment of distributions	32,638	355,113	17,823	193,281
Shares reacquired	(1,190,186)	(12,916,549)	(806,885)	(8,727,476)
Decrease	(535,464)	$(5,815,625)	(280,082)	$(3,025,407)
Class R4 Shares
Shares sold	580,077	$6,318,380	145,827	$1,577,475
Reinvestment of distributions	4,682	51,099	373	4,052
Shares reacquired	(57,973)	(631,588)	(12,030)	(130,028)
Increase	526,786	$5,737,891	134,170	$1,451,499
Class R5 Shares
Shares sold	63,800	$691,552	46,000	$497,175
Reinvestment of distributions	1,466	15,972	606	6,563
Shares reacquired	(21,763)	(236,826)	(6,377)	(69,200)
Increase	43,503	$470,698	40,229	$434,538
Class R6 Shares
Shares sold	832,575	$9,030,023	542,483	$5,854,745
Reinvestment of distributions	90,988	989,958	43,300	469,455
Shares reacquired	(265,886)	(2,878,547)	(222,179)	(2,401,165)
Increase	657,677	$7,141,434	363,604	$3,923,035

Notes to Financial Statements (continued)

	Year Ended		Period Ended
Core Plus Bond Fund	November 30, 2017		November 30, 2016	(b)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	72,934	$1,105,852	25,897	$390,037
Reinvestment of distributions	14,632	220,869	8,326	125,018
Shares reacquired	(22,436)	(338,662)	(17,834)	(268,752)
Increase	65,130	$988,059	16,389	$246,303
Class C Shares
Shares sold	26,976	$407,827	12,889	$193,478
Reinvestment of distributions	868	13,126	430	6,465
Shares reacquired	(4,615)	(70,036)	(781)	(11,746)
Increase	23,229	$350,917	12,538	$188,197
Class F Shares
Shares sold	58,712	$892,295	8,093	$122,171
Reinvestment of distributions	14,187	214,173	8,073	121,231
Shares reacquired	(16,426)	(249,912)	(2,918)	(44,247)
Increase	56,473	$856,556	13,248	$199,155
Class F3 Shares(a)
Shares sold	663.13	$10,000	–	$–
Reinvestment of distributions	15.3	232	–	–
Increase	678.43	$10,232	–	$–
Class I Shares
Shares sold	–	$–	–	$10
Reinvestment of distributions	289	4,360	166	2,502
Increase	289	$4,360	166	$2,512
Class R2 Shares
Shares sold	–	$–	–	$2
Reinvestment of distributions	61	923	36	544
Increase	61	$923	36	$546
Class R3 Shares
Shares sold	11	$162	2	$32
Reinvestment of distributions	63	953	37	558
Increase	74	$1,115	39	$590
Class R4 Shares
Shares sold	–	$–	–	$3
Reinvestment of distributions	68	1,021	39	592
Increase	68	$1,021	39	$595
Class R5 Shares
Shares sold	–	$–	–	$3
Reinvestment of distributions	72	1,091	42	626
Increase	72	$1,091	42	$629
Class R6 Shares
Shares sold	–	$–	–	$3
Reinvestment of distributions	74	1,123	43	644
Increase	74	$1,123	43	$647

Notes to Financial Statements (continued)

	Period Ended
Corporate Bond Fund	November 30, 2017	(c)
Class A Shares	Shares	Amount
Shares sold	30,149	$301,500
Reinvestment of distributions	720	7,251
Increase	30,869	$308,751
Class C Shares
Shares sold	9,968	$99,850
Reinvestment of distributions	145	1,460
Increase	10,113	$101,310
Class F Shares
Shares sold	266,919	$2,680,805
Reinvestment of distributions	5,063	51,067
Shares reacquired	(12,699)	(128,575)
Increase	259,283	$2,603,297
Class F3 Shares(c)
Shares sold	150,000	$1,500,000
Reinvestment of distributions	3,872	39,007
Increase	153,872	$1,539,007
Class I Shares
Shares sold	5,000	$50,000
Reinvestment of distributions	126	1,269
Increase	5,126	$51,269
Class R2 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	54	541
Increase	2,554	$25,541
Class R3 Shares
Shares sold	3,793	$38,069
Reinvestment of distributions	69	692
Shares reacquired	(1)	(6)
Increase	3,861	$38,755
Class R4 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	59	596
Increase	2,559	$25,596
Class R5 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	63	635
Increase	2,563	$25,635
Class R6 Shares
Shares sold	150,000	$1,500,000
Reinvestment of distributions	3,872	39,008
Increase	153,872	$1,539,008

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Floating Rate Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	202,662,256	$1,869,451,473	153,494,009	$1,418,233,803
Reinvestment of distributions	15,202,207	139,907,538	7,421,281	68,530,239
Shares reacquired	(160,727,429)	(1,479,532,288)	(78,392,199)	(724,214,177)
Increase	57,137,034	$529,826,723	82,523,091	$762,549,865
Class C Shares
Shares sold	43,738,174	$403,716,314	33,090,123	$305,940,417
Reinvestment of distributions	5,514,614	50,797,022	2,733,644	25,267,409
Shares reacquired	(45,056,878)	(414,923,738)	(20,589,643)	(190,290,749)
Increase	4,195,910	$39,589,598	15,234,124	$140,917,077
Class F Shares
Shares sold	424,015,472	$3,905,690,887	298,727,851	$2,757,479,688
Reinvestment of distributions	18,893,096	173,669,470	8,869,505	81,821,124
Shares reacquired	(300,058,796)	(2,756,114,873)	(89,000,882)	(821,262,266)
Increase	142,849,772	$1,323,245,484	218,596,474	$2,018,038,546
Class F3 Shares(a)
Shares sold	24,449,810	$224,549,716	–	$–
Reinvestment of distributions	280,100	2,574,012	–	–
Shares reacquired	(2,537,802)	(23,311,494)	–	–
Increase	22,192,108	$203,812,234	–	$–
Class I Shares
Shares sold	168,619,377	$1,553,077,995	66,127,319	$611,127,646
Reinvestment of distributions	4,044,482	37,220,759	1,608,141	14,854,305
Shares reacquired	(48,618,318)	(447,386,972)	(19,405,375)	(179,144,601)
Increase	124,045,541	$1,142,911,782	48,330,085	$446,837,350
Class R2 Shares
Shares sold	111,254	$1,026,393	102,693	$947,798
Reinvestment of distributions	5,495	50,606	2,479	22,907
Shares reacquired	(61,960)	(570,650)	(19,276)	(178,508)
Increase	54,789	$506,349	85,896	$792,197
Class R3 Shares
Shares sold	1,722,912	$15,894,029	1,157,570	$10,705,521
Reinvestment of distributions	181,538	1,671,673	86,967	803,490
Shares reacquired	(938,677)	(8,645,103)	(521,489)	(4,815,240)
Increase	965,773	$8,920,599	723,048	$6,693,771
Class R4 Shares
Shares sold	553,888	$5,110,122	451,498	$4,170,972
Reinvestment of distributions	14,096	129,668	5,765	53,234
Shares reacquired	(259,654)	(2,385,077)	(72,499)	(669,313)
Increase	308,330	$2,854,713	384,764	$3,554,893
Class R5 Shares
Shares sold	291,164	$2,691,306	218,554	$2,025,150
Reinvestment of distributions	9,895	91,151	3,963	36,636
Shares reacquired	(57,589)	(530,352)	(18,537)	(171,463)
Increase	243,470	$2,252,105	203,980	$1,890,323

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Floating Rate Fund	November 30, 2017		November 30, 2016
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	3,151,542	$29,017,138	1,184,748	$10,963,292
Reinvestment of distributions	85,958	791,428	31,199	288,407
Shares reacquired	(599,355)	(5,517,598)	(195,472)	(1,805,629)
Increase	2,638,145	$24,290,968	1,020,475	$9,446,070
Class T Shares(d)
Shares sold	1,087	$10,000	–	$–
Reinvestment of distributions	16	151	–	–
Increase	1,103	$10,151	–	$–

	Year Ended		Year Ended
High Yield Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	133,066,217	$1,013,577,527	83,542,029	$632,666,916
Converted from Class B*	373,068	2,857,526	162,479	1,238,058
Reinvestment of distributions	10,270,700	78,698,539	5,206,989	39,682,869
Shares reacquired	(152,398,720)	(1,161,929,206)	(105,870,649)	(804,490,885)
Decrease	(8,688,735)	$(66,795,614)	(16,959,152)	$(130,903,042)
Class B Shares
Shares sold	15,923	$120,758	12,574	$95,299
Reinvestment of distributions	19,970	151,992	13,104	99,390
Shares reacquired	(142,493)	(1,083,574)	(87,638)	(662,801)
Converted to Class A*	(374,695)	(2,857,526)	(163,243)	(1,238,058)
Decrease	(481,295)	$(3,668,350)	(225,203)	$(1,706,170)
Class C Shares
Shares sold	19,330,615	$146,842,770	11,617,389	$87,790,105
Reinvestment of distributions	2,911,191	22,197,354	1,441,014	10,928,661
Shares reacquired	(17,809,525)	(135,522,788)	(8,900,666)	(67,349,017)
Increase	4,432,281	$33,517,336	4,157,737	$31,369,749
Class F Shares
Shares sold	251,804,626	$1,919,894,724	165,575,940	$1,257,531,313
Reinvestment of distributions	14,221,488	108,921,980	6,578,057	50,108,461
Shares reacquired	(217,008,448)	(1,664,531,925)	(61,541,183)	(467,424,542)
Increase	49,017,666	$364,284,779	110,612,814	$840,215,232
Class F3 Shares(a)
Shares sold	60,564,491	$469,554,888	–	$–
Reinvestment of distributions	602,050	4,674,631	–	–
Shares reacquired	(3,140,161)	(24,343,175)	–	–
Increase	58,026,380	$449,886,344	–	$–
Class I Shares
Shares sold	148,209,773	$1,135,627,642	88,502,043	$672,977,545
Reinvestment of distributions	12,824,990	98,636,819	6,822,242	52,212,643
Shares reacquired	(167,585,701)	(1,283,844,476)	(94,222,179)	(716,165,811)
Increase (decrease)	(6,550,938)	$(49,580,015)	1,102,106	$9,024,377

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield Fund	November 30, 2017		November 30, 2016
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	56,070	$430,903	53,264	$409,009
Reinvestment of distributions	2,396	18,677	827	6,421
Shares reacquired	(3,621)	(27,827)	(3,324)	(25,515)
Increase	54,845	$421,753	50,767	$389,915
Class R2 Shares
Shares sold	1,250,902	$9,595,466	782,653	$5,975,819
Reinvestment of distributions	36,252	279,691	16,376	125,670
Shares reacquired	(868,283)	(6,680,002)	(380,429)	(2,905,978)
Increase	418,871	$3,195,155	418,600	$3,195,511
Class R3 Shares
Shares sold	4,990,992	$38,353,083	2,835,575	$21,687,791
Reinvestment of distributions	572,289	4,412,195	280,111	2,148,778
Shares reacquired	(3,419,681)	(26,293,125)	(1,929,243)	(14,758,484)
Increase	2,143,600	$16,472,153	1,186,443	$9,078,085
Class R4 Shares
Shares sold	7,403,429	$56,632,724	3,547,475	$26,989,266
Reinvestment of distributions	241,271	1,852,351	90,066	687,221
Shares reacquired	(1,680,183)	(12,870,000)	(587,453)	(4,457,712)
Increase	5,964,517	$45,615,075	3,050,088	$23,218,775
Class R5 Shares
Shares sold	33,931,272	$263,053,219	4,356,119	$33,172,955
Reinvestment of distributions	393,241	3,036,679	94,666	725,530
Shares reacquired	(1,614,564)	(12,440,961)	(423,529)	(3,232,243)
Increase	32,709,949	$253,648,937	4,027,256	$30,666,242
Class R6 Shares
Shares sold	47,109,762	$360,461,284	28,167,030	$214,118,513
Reinvestment of distributions	1,849,110	14,276,598	661,446	5,078,435
Shares reacquired	(9,887,663)	(76,377,484)	(1,655,167)	(12,653,102)
Increase	39,071,209	$298,360,398	27,173,309	$206,543,846
Class T Shares(d)
Shares sold	1,295	$10,000	–	$–
Reinvestment of distributions	25	189	–	–
Increase	1,320	$10,189	–	$–

	Year Ended		Year Ended
Income Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	82,908,265	$235,218,993	42,467,275	$119,390,479
Converted from Class B*	801,540	2,274,194	419,447	1,180,232
Reinvestment of distributions	9,575,638	27,204,881	4,710,862	13,266,833
Shares reacquired	(100,516,367)	(284,336,904)	(57,649,840)	(161,691,810)
Decrease	(7,230,924)	$(19,638,836)	(10,052,256)	$(27,854,266)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Income Fund	November 30, 2017		November 30, 2016
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	114,596	$322,055	111,545	$313,295
Reinvestment of distributions	20,543	58,282	12,796	36,067
Shares reacquired	(349,344)	(984,468)	(286,737)	(804,572)
Converted to Class A*	(801,026)	(2,274,194)	(419,109)	(1,180,232)
Decrease	(1,015,231)	$(2,878,325)	(581,505)	$(1,635,442)
Class C Shares
Shares sold	10,187,778	$29,007,631	4,955,973	$13,959,931
Reinvestment of distributions	2,110,253	6,022,146	1,061,692	3,005,732
Shares reacquired	(23,597,568)	(67,089,807)	(14,230,641)	(40,150,289)
Decrease	(11,299,537)	$(32,060,030)	(8,212,976)	$(23,184,626)
Class F Shares
Shares sold	163,357,486	$462,571,473	93,213,228	$261,779,927
Reinvestment of distributions	6,146,429	17,482,921	2,773,890	7,819,164
Shares reacquired	(160,081,868)	(457,164,997)	(30,610,483)	(85,785,370)
Increase	9,422,047	$22,889,397	65,376,635	$183,813,721
Class F3 Shares(a)
Shares sold	97,416,792	$279,505,844	–	$–
Reinvestment of distributions	620,208	1,776,555	–	–
Shares reacquired	(2,106,754)	(6,038,560)	–	–
Increase	95,930,246	$275,243,839	–	$–
Class I Shares
Shares sold	37,676,962	$107,596,954	8,142,524	$22,888,951
Reinvestment of distributions	1,106,707	3,146,928	473,339	1,333,437
Shares reacquired	(13,873,462)	(39,237,634)	(7,540,285)	(21,108,389)
Increase	24,910,207	$71,506,248	1,075,578	$3,113,999
Class R2 Shares
Shares sold	242,729	$693,557	133,276	$377,349
Reinvestment of distributions	7,675	21,956	4,218	11,979
Shares reacquired	(344,461)	(981,765)	(242,296)	(686,921)
Decrease	(94,057)	$(266,252)	(104,802)	$(297,593)
Class R3 Shares
Shares sold	4,709,520	$13,379,939	2,563,825	$7,217,391
Reinvestment of distributions	592,774	1,687,732	305,586	863,017
Shares reacquired	(6,634,648)	(18,798,365)	(4,698,884)	(13,242,038)
Decrease	(1,332,354)	$(3,730,694)	(1,829,473)	$(5,161,630)
Class R4 Shares
Shares sold	693,142	$1,973,656	248,295	$698,466
Reinvestment of distributions	7,653	21,861	1,780	5,023
Shares reacquired	(139,365)	(396,599)	(44,447)	(124,779)
Increase	561,430	$1,598,918	205,628	$578,710

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Income Fund	November 30, 2017		November 30, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	5,773,717	$16,467,427	22,750	$62,960
Reinvestment of distributions	3,384	9,611	1,730	4,872
Shares reacquired	(283,974)	(813,510)	(331)	(929)
Increase	5,493,127	$15,663,528	24,149	$66,903
Class R6 Shares
Shares sold	6,348,631	$18,104,710	1,456,642	$4,104,607
Reinvestment of distributions	100,495	286,397	29,181	82,254
Shares reacquired	(806,495)	(2,296,067)	(264,538)	(745,394)
Increase	5,642,631	$16,095,040	1,221,285	$3,441,467

	Year Ended		Year Ended
Inflation Focused Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,498,699	$139,733,979	10,031,678	$122,285,836
Reinvestment of distributions	620,274	7,464,145	331,123	4,026,738
Shares reacquired	(19,722,661)	(239,016,414)	(15,026,646)	(183,261,882)
Decrease	(7,603,688)	$(91,818,290)	(4,663,845)	$(56,949,308)
Class C Shares
Shares sold	1,732,776	$21,042,550	1,434,422	$17,488,502
Reinvestment of distributions	108,259	1,302,360	51,890	631,422
Shares reacquired	(1,552,958)	(18,648,302)	(679,149)	(8,253,399)
Increase	288,077	$3,696,608	807,163	$9,866,525
Class F Shares
Shares sold	32,297,553	$391,627,746	24,916,665	$303,798,410
Reinvestment of distributions	800,455	9,619,128	372,421	4,526,364
Shares reacquired	(20,850,107)	(249,794,527)	(7,066,002)	(85,916,156)
Increase	12,247,901	$151,452,347	18,223,084	$222,408,618
Class F3 Shares(a)
Shares sold	1,154,162	$13,717,878	–	$–
Reinvestment of distributions	11,068	131,563	–	–
Shares reacquired	(34,835)	(413,881)	–	–
Increase	1,130,395	$13,435,560	–	$–
Class I Shares
Shares sold	25,760,683	$311,846,987	19,070,454	$232,341,408
Reinvestment of distributions	1,453,001	17,452,386	659,904	8,020,283
Shares reacquired	(12,891,668)	(155,466,578)	(7,085,011)	(86,400,717)
Increase	14,322,016	$173,832,795	12,645,347	$153,960,974
Class R2 Shares
Shares sold	28,542	$346,999	26,732	$325,532
Reinvestment of distributions	118	1,408	51	608
Shares reacquired	(20,325)	(242,185)	(1,627)	(19,809)
Increase	8,335	$106,222	25,156	$306,331

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Inflation Focused Fund	November 30, 2017		November 30, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	10,562	$128,534	9,135	$111,588
Reinvestment of distributions	576	6,945	338	4,108
Shares reacquired	(19,648)	(238,142)	(18,118)	(220,094)
Decrease	(8,510)	$(102,663)	(8,645)	$(104,398)
Class R4 Shares
Shares sold	67,050	$802,190	57,514	$689,176
Reinvestment of distributions	111	1,320	21.00	252
Shares reacquired	(14,390)	(171,418)	–	(2)
Increase	52,771	$632,092	57,535.00	$689,426
Class R5 Shares
Shares sold	2,120	$25,356	468	$5,722
Reinvestment of distributions	51	618	22	272
Shares reacquired	(202)	(2,413)	(43)	(524)
Increase	1,969	$23,561	447	$5,470
Class R6 Shares
Shares sold	3,125,863	$37,784,888	1,925,651	$23,502,241
Reinvestment of distributions	71,930	859,579	21,227	257,017
Shares reacquired	(357,945)	(4,281,798)	(102,703)	(1,247,087)
Increase	2,839,848	$34,362,669	1,844,175	$22,512,171
Class T Shares(d)
Shares sold	838	$10,000	–	$–
Reinvestment of distributions	11	128	–	–
Increase	849	$10,128	–	$–

	Period Ended
Short Duration Core Bond Fund	November 30, 2017	(c)
Class A Shares	Shares	Amount
Shares sold	262,871	$2,624,119
Reinvestment of distributions	1,814	18,078
Shares reacquired	(85,764)	(855,721)
Increase	178,921	$1,786,476
Class C Shares
Shares sold	114,560	$1,142,657
Reinvestment of distributions	314	3,121
Shares reacquired	(33,571)	(335,356)
Increase	81,303	$810,422
Class F Shares
Shares sold	193,380	$1,932,799
Reinvestment of distributions	2,635	26,272
Shares reacquired	(5,044)	(50,192)
Increase	190,971	$1,908,879

Notes to Financial Statements (continued)

	Period Ended
Short Duration Core Bond Fund	November 30, 2017	(c)
Class F3 Shares(c)	Shares	Amount
Shares sold	150,000	$1,500,017
Reinvestment of distributions	2,557	25,505
Increase	152,557	$1,525,522
Class I Shares
Shares sold	5,000.00	$50,000
Reinvestment of distributions	82.14	819
Increase	5,082.14	$50,819
Class R2 Shares
Shares sold	2,500.00	$25,000
Reinvestment of distributions	31.90	318
Increase	2,531.90	$25,318
Class R3 Shares
Shares sold	2,500.00	$25,000
Reinvestment of distributions	33.46	334
Increase	2,533.46	$25,334
Class R4 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	37	372
Increase	2,537	$25,372
Class R5 Shares
Shares sold	2,500	$25,000
Reinvestment of distributions	41	409
Increase	2,541	$25,409
Class R6 Shares
Shares sold	150,000	$1,500,017
Reinvestment of distributions	2,557	25,503
Increase	152,557	$1,525,520

	Year Ended		Year Ended
Short Duration Income Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,047,137,608	$4,499,792,376	600,375,680	$2,584,917,570
Converted from Class B*	1,551,009	6,654,823	570,500	2,454,936
Reinvestment of distributions	81,693,004	350,684,600	41,151,751	177,159,197
Shares reacquired	(1,193,286,437)	(5,126,709,002)	(645,204,984)	(2,778,436,641)
Decrease	(62,904,816)	$(269,577,203)	(3,107,053)	$(13,904,938)
Class B Shares
Shares sold	72,001	$310,388	63,174	$272,578
Reinvestment of distributions	46,726	201,136	30,106	129,811
Shares reacquired	(697,696)	(3,002,607)	(438,341)	(1,889,171)
Converted to Class A*	(1,548,471)	(6,654,823)	(569,459)	(2,454,936)
Decrease	(2,127,440)	$(9,145,906)	(914,520)	$(3,941,718)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Short Duration Income Fund	November 30, 2017		November 30, 2016
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	261,090,320	$1,128,873,970	139,815,816	$605,771,399
Reinvestment of distributions	38,231,190	165,239,387	19,636,110	85,091,282
Shares reacquired	(427,343,109)	(1,847,445,958)	(226,997,656)	(983,482,261)
Decrease	(128,021,599)	$(553,332,601)	(67,545,730)	$(292,619,580)
Class F Shares
Shares sold	2,411,307,552	$10,355,978,382	1,346,322,629	$5,793,926,712
Reinvestment of distributions	105,558,978	452,953,220	49,452,830	212,806,350
Shares reacquired	(2,005,367,141)	(8,595,555,960)	(719,495,735)	(3,095,711,511)
Increase	511,499,389	$2,213,375,642	676,279,724	$2,911,021,551
Class F3 Shares(a)
Shares sold	789,804,791	$3,392,971,580	–	$–
Reinvestment of distributions	6,969,637	29,846,556	–	–
Shares reacquired	(112,972,868)	(484,587,559)	–	–
Increase	683,801,560	$2,938,230,577	–	$–
Class I Shares
Shares sold	1,349,958,332	$5,783,889,155	492,188,152	$2,117,539,393
Reinvestment of distributions	42,591,140	182,717,000	21,598,480	92,944,906
Shares reacquired	(1,056,040,915)	(4,533,590,810)	(531,793,346)	(2,287,477,284)
Redemptions in-kind	(9,815,639)	(41,912,779)	–	–
Increase (decrease)	326,692,918	$1,391,102,566	(18,006,714)	$(76,992,985)
Class R2 Shares
Shares sold	3,360,830	$14,449,447	2,081,962	$8,969,508
Reinvestment of distributions	49,606	213,172	25,867	111,444
Shares reacquired	(3,560,087)	(15,306,322)	(1,957,476)	(8,433,360)
Increase (decrease)	(149,651)	$(643,703)	150,353	$647,592
Class R3 Shares
Shares sold	26,176,482	$112,617,480	14,961,296	$64,492,030
Reinvestment of distributions	2,315,167	9,954,834	1,148,573	4,952,277
Shares reacquired	(20,041,341)	(86,247,148)	(12,300,192)	(53,019,889)
Increase	8,450,308	$36,325,166	3,809,677	$16,424,418
Class R4 Shares
Shares sold	15,560,684	$67,025,672	10,123,190	$43,670,045
Reinvestment of distributions	283,777	1,219,849	109,756	473,385
Shares reacquired	(5,138,263)	(22,108,740)	(2,476,926)	(10,685,516)
Increase	10,706,198	$46,136,781	7,756,020	$33,457,914
Class R5 Shares
Shares sold	6,194,152	$26,581,853	3,791,594	$16,296,753
Reinvestment of distributions	176,846	757,797	79,846	343,186
Shares reacquired	(3,201,087)	(13,720,883)	(2,161,623)	(9,277,193)
Increase	3,169,911	$13,618,767	1,709,817	$7,362,746

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Short Duration Income Fund	November 30, 2017		November 30, 2016
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	47,567,632	$204,249,289	20,525,390	$88,308,233
Reinvestment of distributions	2,204,407	9,458,276	957,593	4,122,117
Shares reacquired	(22,193,856)	(95,183,246)	(4,895,176)	(21,065,775)
Increase	27,578,183	$118,524,319	16,587,807	$71,364,575
Class T Shares(d)
Shares sold	2,325	$10,000	–	$–
Reinvestment of distributions	29	122	–	–
Increase	2,354	$10,122	–	$–

		Year Ended		Year Ended
Total Return Fund	November 30, 2017		November 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,178,014	$374,466,612	20,812,144	$214,408,548
Converted from Class B*	449,801	4,662,985	208,408	2,148,899
Reinvestment of distributions	3,093,997	32,006,997	1,721,774	17,727,050
Shares reacquired	(47,569,325)	(492,249,030)	(27,137,176)	(279,403,601)
Decrease	(7,847,513)	$(81,112,436)	(4,394,850)	$(45,119,104)
Class B Shares
Shares sold	40,717	$419,814	35,300	$363,416
Reinvestment of distributions	9,917	102,107	7,239	74,281
Shares reacquired	(181,875)	(1,874,762)	(139,539)	(1,434,258)
Converted to Class A*	(450,360)	(4,662,985)	(208,671)	(2,148,898)
Decrease	(581,601)	$(6,015,826)	(305,671)	$(3,145,459)
Class C Shares
Shares sold	2,932,238	$30,302,981	1,785,296	$18,367,166
Reinvestment of distributions	320,758	3,312,376	187,226	1,924,135
Shares reacquired	(7,246,581)	(74,906,198)	(4,671,422)	(48,102,874)
Decrease	(3,993,585)	$(41,290,841)	(2,698,900)	$(27,811,573)
Class F Shares
Shares sold	94,584,275	$980,413,789	39,291,556	$404,483,181
Reinvestment of distributions	2,784,027	28,833,860	1,359,149	14,001,382
Shares reacquired	(93,049,615)	(966,067,556)	(19,796,921)	(203,931,682)
Increase	4,318,687	$43,180,093	20,853,784	$214,552,881
Class F3 Shares(a)
Shares sold	57,332,898	$596,785,529	–	$–
Reinvestment of distributions	231,004	2,397,091	–	–
Shares reacquired	(1,472,811)	(15,315,728)	–	–
Increase	56,091,091	$583,866,892	–	$–
Class I Shares
Shares sold	16,232,094	$168,770,786	5,222,366	$53,913,453
Reinvestment of distributions	796,516	8,258,793	424,890	4,384,554
Shares reacquired	(9,433,519)	(98,018,028)	(4,767,234)	(49,235,582)
Increase	7,595,091	$79,011,551	880,022	$9,062,425

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Total Return Fund	November 30, 2017		November 30, 2016
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	18,867	$197,644	1,776	$18,386
Reinvestment of distributions	1,865	19,361	1,123	11,602
Shares reacquired	(53,421)	(553,838)	(36,877)	(380,568)
Decrease	(32,689)	$(336,833)	(33,978)	$(350,580)
Class R2 Shares
Shares sold	335,053	$3,452,661	261,522	$2,686,836
Reinvestment of distributions	14,786	152,966	8,301	85,483
Shares reacquired	(284,331)	(2,950,218)	(91,005)	(937,970)
Increase	65,508	$655,409	178,818	$1,834,349
Class R3 Shares
Shares sold	4,599,203	$47,463,603	3,067,620	$31,507,937
Reinvestment of distributions	347,742	3,596,115	196,080	2,018,107
Shares reacquired	(5,415,089)	(56,058,240)	(3,093,646)	(31,902,319)
Increase (decrease)	(468,144)	$(4,998,522)	170,054	$1,623,725
Class R4 Shares
Shares sold	5,725,677	$59,039,323	3,553,002	$36,585,970
Reinvestment of distributions	56,171	582,057	25,361	261,425
Shares reacquired	(1,582,957)	(16,422,484)	(581,195)	(5,990,673)
Increase	4,198,891	$43,198,896	2,997,168	$30,856,722
Class R5 Shares
Shares sold	8,639,514	$89,590,831	2,283,131	$23,412,959
Reinvestment of distributions	153,001	1,588,449	42,552	438,658
Shares reacquired	(962,471)	(10,004,922)	(220,645)	(2,274,258)
Increase	7,830,044	$81,174,358	2,105,038	$21,577,359
Class R6 Shares
Shares sold	11,701,658	$121,535,801	3,987,702	$41,115,867
Reinvestment of distributions	322,426	3,345,141	129,384	1,334,588
Shares reacquired	(2,640,594)	(27,429,729)	(894,706)	(9,223,929)
Increase	9,383,490	$97,451,213	3,222,380	$33,226,526
Class T Shares(d)
Shares sold	961	$10,000	–	$–
Reinvestment of distributions	8	86	–	–
Increase	969	$10,086	–	$–

Notes to Financial Statements (concluded)

	Year Ended		Period Ended
Ultra Short Bond Fund	November 30, 2017		November 30, 2016	(e)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	194,627,956	$1,947,997,534	29,306,663	$293,131,391
Reinvestment of distributions	546,201	5,467,272	41,224	412,447
Shares reacquired	(40,800,891)	(408,393,977)	(3,003,213)	(30,039,220)
Increase	154,373,266	$1,545,070,829	26,344,674	$263,504,618
Class F Shares
Shares sold	70,493,597	$705,587,281	8,728,323	$87,316,881
Reinvestment of distributions	207,410	2,076,134	9,505	95,106
Shares reacquired	(15,541,786)	(155,565,623)	(1,222,395)	(12,228,515)
Increase	55,159,221	$552,097,792	7,515,433	$75,183,472
Class F3 Shares(a)
Shares sold	5,571,992	$55,775,641	–	$–
Reinvestment of distributions	12,024	120,359	–	–
Shares reacquired	(578,795)	(5,793,733)	–	–
Increase	5,005,221	$50,102,267	–	$–
Class I Shares
Shares sold	12,933,253	$129,460,914	179,915	$1,800,000
Reinvestment of distributions	39,756	397,939	2,131	21,305
Shares reacquired	(1,927,335)	(19,289,606)	(452,848)	(4,529,992)
Increase (decrease)	11,045,674	$110,569,247	(270,802)	$(2,708,687)
Class R5 Shares
Shares sold	3,796	$38,000	–	$–
Reinvestment of distributions	348	3,480	158	1,587
Increase	4,144	$41,480	158	$1,587
Class R6 Shares
Shares sold	5,922	$59,249	3,328	$33,280
Reinvestment of distributions	395	3,947	174	1,744
Shares reacquired	(29)	(286)	(7)	(71)
Increase	6,288	$62,910	3,495	$34,953

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.
(b)	Shares commenced on December 2, 2015.
(c)	Shares commenced on April 19, 2017.
(d)	Shares commenced on July 28, 2017.
(e)	Shares commenced on October 12, 2016.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund, twelve of the sixteen portfolios constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund of the Lord Abbett Investment Trust as of November 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2018

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustees

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Trustee since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: President and CEO of Ribbon Communications (since 2017) and Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director of Ribbon Communications (since 2017), director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Trustee since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2012.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012 – 2015) and Chief Investment Officer of Currency Strategies at AllianceBernstein (1985 – 2012).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Convertible Fund	24%	32%
High Yield Fund	1%	1%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	62%
Core Fixed Income Fund	100%
Core Plus Bond Fund	100%
Corporate Bond Fund	98%
Floating Rate Fund	99%
High Yield Fund	100%
Income Fund	100%
Inflation Focused Fund	100%
Short Duration Core Bond Fund	97%
Short Duration Income Fund	100%
Total Return Fund	100%
Ultra Short Bond Fund	100%

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2017, the following amounts represent capital gains:

Fund Name	Short-term
Core Plus Bond Fund	$ 71,406
Total Return Fund	9,356,294

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-2 (01/18)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2017 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2017 and 2016 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2017	2016
Audit Fees {a}	$863,700	$758,200
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	863,700	758,200

Tax Fees {b}	168,968	146,730
All Other Fees	- 0 -	- 0 -

Total Fees	$1,032,668	$904,930

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2017 and 2016 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2017 and 2016 were:

	Fiscal year ended:
	2017	2016
All Other Fees {a}	$201,416	$195,230

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2017 and 2016 were:

	Fiscal year ended:
	2017	2016
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 26, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 26, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: January 26, 2018